UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09301
TIAA-CREF Funds

(Exact name of registrant as specified in charter)
730 Third Avenue
New York, New York 10017-3206

(Address of principal executive offices) (Zip code)
Jeremy D. Franklin, Esq.
TIAA-CREF Funds
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 842‑2733
Date of fiscal year end: October 31
Date of reporting period: April 30, 2026

Item 1.   Reports to Stockholders.

Semi-Annual Shareholder Report April 30, 2026

Nuveen Core Equity Fund
Class A Shares/TIIRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Core Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$35	0.68%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$7,062,402,674

Total number of portfolio holdings	64

Portfolio turnover (%)	55%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Core Equity Fund
Class I Shares/TGIHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Core Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$25	0.49%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$7,062,402,674

Total number of portfolio holdings	64

Portfolio turnover (%)	55%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Core Equity Fund
Premier Class Shares/TRPGX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Core Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$28	0.55%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$7,062,402,674

Total number of portfolio holdings	64

Portfolio turnover (%)	55%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Core Equity Fund
Class R6 Shares/TIGRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Core Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$20	0.40%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$7,062,402,674

Total number of portfolio holdings	64

Portfolio turnover (%)	55%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Core Equity Fund
Retirement Class Shares/TRGIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Core Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$33	0.65%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$7,062,402,674

Total number of portfolio holdings	64

Portfolio turnover (%)	55%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Core Equity Fund
Class W Shares/TGIWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Core Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$7,062,402,674

Total number of portfolio holdings	64

Portfolio turnover (%)	55%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Large Cap Growth Fund
Class A Shares/TIRTX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$34	0.69%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$6,337,406,139

Total number of portfolio holdings	46

Portfolio turnover (%)	53%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Large Cap Growth Fund
Class I Shares/TILHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$21	0.43%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$6,337,406,139

Total number of portfolio holdings	46

Portfolio turnover (%)	53%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Large Cap Growth Fund
Premier Class Shares/TILPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$27	0.55%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$6,337,406,139

Total number of portfolio holdings	46

Portfolio turnover (%)	53%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Large Cap Growth Fund
Class R6 Shares/TILGX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$20	0.40%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$6,337,406,139

Total number of portfolio holdings	46

Portfolio turnover (%)	53%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Large Cap Growth Fund
Retirement Class Shares/TILRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$32	0.65%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$6,337,406,139

Total number of portfolio holdings	46

Portfolio turnover (%)	53%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Large Cap Growth Fund
Class W Shares/TILWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$6,337,406,139

Total number of portfolio holdings	46

Portfolio turnover (%)	53%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Large Cap Value Fund
Class A Shares/TCLCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$37	0.70%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$6,364,978,503

Total number of portfolio holdings	76

Portfolio turnover (%)	4%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Large Cap Value Fund
Class I Shares/TRLHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$22	0.42%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$6,364,978,503

Total number of portfolio holdings	76

Portfolio turnover (%)	4%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Large Cap Value Fund
Premier Class Shares/TRCPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$29	0.55%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$6,364,978,503

Total number of portfolio holdings	76

Portfolio turnover (%)	4%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Large Cap Value Fund
Class R6 Shares/TRLIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$21	0.40%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$6,364,978,503

Total number of portfolio holdings	76

Portfolio turnover (%)	4%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Large Cap Value Fund
Retirement Class Shares/TRLCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$35	0.65%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$6,364,978,503

Total number of portfolio holdings	76

Portfolio turnover (%)	4%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Large Cap Value Fund
Class W Shares/TRLWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$6,364,978,503

Total number of portfolio holdings	76

Portfolio turnover (%)	4%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Quant Mid Cap Growth Fund
Class A Shares/TCMGX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Quant Mid Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$41	0.83%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$682,994,429

Total number of portfolio holdings	89

Portfolio turnover (%)	51%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Quant Mid Cap Growth Fund
Class I Shares/TCMHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Quant Mid Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$29	0.60%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$682,994,429

Total number of portfolio holdings	89

Portfolio turnover (%)	51%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Quant Mid Cap Growth Fund
Premier Class Shares/TRGPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Quant Mid Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$32	0.66%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$682,994,429

Total number of portfolio holdings	89

Portfolio turnover (%)	51%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M558_SAR_0426 5443165

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Quant Mid Cap Growth Fund
Class R6 Shares/TRPWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Quant Mid Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$25	0.51%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$682,994,429

Total number of portfolio holdings	89

Portfolio turnover (%)	51%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W805_SAR_0426 5443165

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Quant Mid Cap Growth Fund
Retirement Class Shares/TRGMX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Quant Mid Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.76%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$682,994,429

Total number of portfolio holdings	89

Portfolio turnover (%)	51%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W888_SAR_0426 5443165

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Mid Cap Value Fund
Class A Shares/TCMVX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$42	0.78%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$1,667,591,025

Total number of portfolio holdings	71

Portfolio turnover (%)	5%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W847_SAR_0426 5443175

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Mid Cap Value Fund
Class I Shares/TRVHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$30	0.56%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$1,667,591,025

Total number of portfolio holdings	71

Portfolio turnover (%)	5%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R144_SAR_0426 5443175

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Mid Cap Value Fund
Premier Class Shares/TRVPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$33	0.61%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$1,667,591,025

Total number of portfolio holdings	71

Portfolio turnover (%)	5%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M541_SAR_0426 5443175

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Mid Cap Value Fund
Class R6 Shares/TIMVX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$25	0.46%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$1,667,591,025

Total number of portfolio holdings	71

Portfolio turnover (%)	5%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W862_SAR_0426 5443175

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Mid Cap Value Fund
Retirement Class Shares/TRVRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$38	0.71%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$1,667,591,025

Total number of portfolio holdings	71

Portfolio turnover (%)	5%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W854_SAR_0426 5443175

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Quant Small Cap Equity Fund
Class A Shares/TCSEX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$40	0.73%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$3,888,444,592

Total number of portfolio holdings	383

Portfolio turnover (%)	31%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W813_SAR_0426 5443184

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Quant Small Cap Equity Fund
Class I Shares/TSCHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$24	0.45%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$3,888,444,592

Total number of portfolio holdings	383

Portfolio turnover (%)	31%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R136_SAR_0426 5443184

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Quant Small Cap Equity Fund
Premier Class Shares/TSRPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$30	0.55%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$3,888,444,592

Total number of portfolio holdings	383

Portfolio turnover (%)	31%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M533_SAR_0426 5443184

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Quant Small Cap Equity Fund
Class R6 Shares/TISEX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$22	0.40%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$3,888,444,592

Total number of portfolio holdings	383

Portfolio turnover (%)	31%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W839_SAR_0426 5443184

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Quant Small Cap Equity Fund
Retirement Class Shares/TRSEX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$35	0.65%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$3,888,444,592

Total number of portfolio holdings	383

Portfolio turnover (%)	31%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W821_SAR_0426 5443184

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Quant Small Cap Equity Fund
Class W Shares/TSCWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$3,888,444,592

Total number of portfolio holdings	383

Portfolio turnover (%)	31%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P148_SAR_0426 5443184

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Quant Small/Mid Cap Equity Fund
Class A Shares/TSMEX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$41	0.76%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$2,546,885,824

Total number of portfolio holdings	365

Portfolio turnover (%)	43%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P544_SAR_0426 5443198

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Quant Small/Mid Cap Equity Fund
Class I Shares/TSMNX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$29	0.53%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$2,546,885,824

Total number of portfolio holdings	365

Portfolio turnover (%)	43%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P577_SAR_0426 5443198

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Quant Small/Mid Cap Equity Fund
Premier Class Shares/TSMMX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$31	0.58%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$2,546,885,824

Total number of portfolio holdings	365

Portfolio turnover (%)	43%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P569_SAR_0426 5443198

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Quant Small/Mid Cap Equity Fund
Class R6 Shares/TSMWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$23	0.43%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$2,546,885,824

Total number of portfolio holdings	365

Portfolio turnover (%)	43%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P585_SAR_0426 5443198

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Quant Small/Mid Cap Equity Fund
Retirement Class Shares/TSMOX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.68%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$2,546,885,824

Total number of portfolio holdings	365

Portfolio turnover (%)	43%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P551_SAR_0426 5443198

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Quant Small/Mid Cap Equity Fund
Class W Shares/TSMUX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$2,546,885,824

Total number of portfolio holdings	365

Portfolio turnover (%)	43%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P130_SAR_0426 5443198

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Large Cap Responsible Equity Fund
Class A Shares/TICRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$23	0.45%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$6,448,245,462

Total number of portfolio holdings	143

Portfolio turnover (%)	22%

What did the Fund invest in? (as of April 30, 2026)

(1) Affiliated investment.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315738_SAR_0426 5443221

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Large Cap Responsible Equity Fund
Class I Shares/TICHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$12	0.23%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$6,448,245,462

Total number of portfolio holdings	143

Portfolio turnover (%)	22%

What did the Fund invest in? (as of April 30, 2026)

(1) Affiliated investment.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R128_SAR_0426 5443221

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Large Cap Responsible Equity Fund
Premier Class Shares/TRPSX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$17	0.32%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$6,448,245,462

Total number of portfolio holdings	143

Portfolio turnover (%)	22%

What did the Fund invest in? (as of April 30, 2026)

(1) Affiliated investment.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M517_SAR_0426 5443221

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Large Cap Responsible Equity Fund
Class R6 Shares/TISCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$9	0.17%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$6,448,245,462

Total number of portfolio holdings	143

Portfolio turnover (%)	22%

What did the Fund invest in? (as of April 30, 2026)

(1) Affiliated investment.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W300_SAR_0426 5443221

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Large Cap Responsible Equity Fund
Retirement Class Shares/TRSCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$22	0.42%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$6,448,245,462

Total number of portfolio holdings	143

Portfolio turnover (%)	22%

What did the Fund invest in? (as of April 30, 2026)

(1) Affiliated investment.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W755_SAR_0426 5443221

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Emerging Markets Equity Fund
Class A Shares/TEMRX

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$66	1.24%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$1,878,023,098

Total number of portfolio holdings	79

Portfolio turnover (%)	53%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M293_SAR_0426 5443234

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Emerging Markets Equity Fund
Class I Shares/TEMHX

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$51	0.96%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$1,878,023,098

Total number of portfolio holdings	79

Portfolio turnover (%)	53%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R375_SAR_0426 5443234

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Emerging Markets Equity Fund
Premier Class Shares/TEMPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$55	1.03%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$1,878,023,098

Total number of portfolio holdings	79

Portfolio turnover (%)	53%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M277_SAR_0426 5443234

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Emerging Markets Equity Fund
Class R6 Shares/TEMLX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$47	0.88%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$1,878,023,098

Total number of portfolio holdings	79

Portfolio turnover (%)	53%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M269_SAR_0426 5443234

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Emerging Markets Equity Fund
Retirement Class Shares/TEMSX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$60	1.13%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$1,878,023,098

Total number of portfolio holdings	79

Portfolio turnover (%)	53%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M285_SAR_0426 5443234

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Emerging Markets Equity Fund
Class W Shares/TEMVX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$1,878,023,098

Total number of portfolio holdings	79

Portfolio turnover (%)	53%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N107_SAR_0426 5443234

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen International Equity Fund
Class A Shares/TIERX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$42	0.80%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$5,480,889,533

Total number of portfolio holdings	72

Portfolio turnover (%)	5%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315779_SAR_0426 5443242

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen International Equity Fund
Class I Shares/TIEHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$29	0.56%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$5,480,889,533

Total number of portfolio holdings	72

Portfolio turnover (%)	5%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R342_SAR_0426 5443242

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen International Equity Fund
Premier Class Shares/TREPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$32	0.61%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$5,480,889,533

Total number of portfolio holdings	72

Portfolio turnover (%)	5%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M582_SAR_0426 5443242

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen International Equity Fund
Class R6 Shares/TIIEX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$24	0.46%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$5,480,889,533

Total number of portfolio holdings	72

Portfolio turnover (%)	5%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W102_SAR_0426 5443242

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen International Equity Fund
Retirement Class Shares/TRERX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.71%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$5,480,889,533

Total number of portfolio holdings	72

Portfolio turnover (%)	5%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W748_SAR_0426 5443242

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen International Equity Fund
Class W Shares/TIEWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$5,480,889,533

Total number of portfolio holdings	72

Portfolio turnover (%)	5%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N305_SAR_0426 5443242

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen International Opportunities Fund
Class A Shares/TIOSX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen International Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$49	0.96%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$2,822,063,960

Total number of portfolio holdings	85

Portfolio turnover (%)	26%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R664_SAR_0426 5443251

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen International Opportunities Fund
Class I Shares/TIOHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen International Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$31	0.62%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$2,822,063,960

Total number of portfolio holdings	85

Portfolio turnover (%)	26%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R334_SAR_0426 5443251

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen International Opportunities Fund
Premier Class Shares/TIOPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$37	0.74%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$2,822,063,960

Total number of portfolio holdings	85

Portfolio turnover (%)	26%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R649_SAR_0426 5443251

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen International Opportunities Fund
Class R6 Shares/TIOIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$30	0.59%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$2,822,063,960

Total number of portfolio holdings	85

Portfolio turnover (%)	26%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R631_SAR_0426 5443251

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen International Opportunities Fund
Retirement Class Shares/TIOTX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$42	0.84%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$2,822,063,960

Total number of portfolio holdings	85

Portfolio turnover (%)	26%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R656_SAR_0426 5443251

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen International Opportunities Fund
Class W Shares/TIOVX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen International Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$2,822,063,960

Total number of portfolio holdings	85

Portfolio turnover (%)	26%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N404_SAR_0426 5443251

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Quant International Small Cap Equity Fund
Class A Shares/TLISX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$58	1.06%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$1,525,299,602

Total number of portfolio holdings	451

Portfolio turnover (%)	63%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P437_SAR_0426 5443262

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Quant International Small Cap Equity Fund
Class I Shares/TAISX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$41	0.76%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$1,525,299,602

Total number of portfolio holdings	451

Portfolio turnover (%)	63%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P460_SAR_0426 5443262

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Quant International Small Cap Equity Fund
Premier Class Shares/TPISX

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$48	0.88%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$1,525,299,602

Total number of portfolio holdings	451

Portfolio turnover (%)	63%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P452_SAR_0426 5443262

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Quant International Small Cap Equity Fund
Class R6 Shares/TIISX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$39	0.71%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$1,525,299,602

Total number of portfolio holdings	451

Portfolio turnover (%)	63%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P478_SAR_0426 5443262

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Quant International Small Cap Equity Fund
Retirement Class Shares/TTISX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$52	0.96%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$1,525,299,602

Total number of portfolio holdings	451

Portfolio turnover (%)	63%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P445_SAR_0426 5443262

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Quant International Small Cap Equity Fund
Class W Shares/TAIWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$1,525,299,602

Total number of portfolio holdings	451

Portfolio turnover (%)	63%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N503_SAR_0426 5443262

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen International Responsible Equity Fund
Class A Shares/TSORX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$32	0.62%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$1,773,144,581

Total number of portfolio holdings	245

Portfolio turnover (%)	19%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R516_SAR_0426 5443286

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen International Responsible Equity Fund
Class I Shares/TSOHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$16	0.30%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$1,773,144,581

Total number of portfolio holdings	245

Portfolio turnover (%)	19%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R326_SAR_0426 5443286

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen International Responsible Equity Fund
Premier Class Shares/TSOPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$22	0.42%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$1,773,144,581

Total number of portfolio holdings	245

Portfolio turnover (%)	19%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R482_SAR_0426 5443286

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen International Responsible Equity Fund
Class R6 Shares/TSONX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$14	0.27%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$1,773,144,581

Total number of portfolio holdings	245

Portfolio turnover (%)	19%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R474_SAR_0426 5443286

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen International Responsible Equity Fund
Retirement Class Shares/TSOEX

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$27	0.52%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$1,773,144,581

Total number of portfolio holdings	245

Portfolio turnover (%)	19%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R490_SAR_0426 5443286

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Equity Index Fund
Class A Shares/TINRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Equity Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$16	0.32%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$58,396,751,245

Total number of portfolio holdings	2,612

Portfolio turnover (%)	14%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315746_SAR_0426 5443297

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Equity Index Fund
Class I Shares/TEIHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Equity Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$6	0.11%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$58,396,751,245

Total number of portfolio holdings	2,612

Portfolio turnover (%)	14%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R276_SAR_0426 5443297

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Equity Index Fund
Premier Class Shares/TCEPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Equity Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$10	0.19%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$58,396,751,245

Total number of portfolio holdings	2,612

Portfolio turnover (%)	14%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M525_SAR_0426 5443297

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Equity Index Fund
Class R6 Shares/TIEIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Equity Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$2	0.04%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$58,396,751,245

Total number of portfolio holdings	2,612

Portfolio turnover (%)	14%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W508_SAR_0426 5443297

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Equity Index Fund
Retirement Class Shares/TIQRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Equity Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$15	0.29%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$58,396,751,245

Total number of portfolio holdings	2,612

Portfolio turnover (%)	14%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315753_SAR_0426 5443297

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Equity Index Fund
Class W Shares/TEQWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Equity Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$58,396,751,245

Total number of portfolio holdings	2,612

Portfolio turnover (%)	14%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P296_SAR_0426 5443297

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Large Cap Growth Index Fund
Class I Shares/TRIHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Growth Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$6	0.12%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$18,728,834,260

Total number of portfolio holdings	385

Portfolio turnover (%)	10%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R292_SAR_0426 5443307

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Large Cap Growth Index Fund
Class R6 Shares/TILIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Growth Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$2	0.05%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$18,728,834,260

Total number of portfolio holdings	385

Portfolio turnover (%)	10%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W680_SAR_0426 5443307

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Large Cap Growth Index Fund
Retirement Class Shares/TRIRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Growth Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$15	0.30%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$18,728,834,260

Total number of portfolio holdings	385

Portfolio turnover (%)	10%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W672_SAR_0426 5443307

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Large Cap Value Index Fund
Class I Shares/THCVX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Value Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$7	0.14%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$12,690,928,324

Total number of portfolio holdings	868

Portfolio turnover (%)	6%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R284_SAR_0426 5443312

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Large Cap Value Index Fund
Class R6 Shares/TILVX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Value Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$3	0.05%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$12,690,928,324

Total number of portfolio holdings	868

Portfolio turnover (%)	6%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Large Cap Value Index Fund
Retirement Class Shares/TRCVX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Value Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$16	0.30%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$12,690,928,324

Total number of portfolio holdings	868

Portfolio turnover (%)	6%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen S&P 500 Index Fund
Class I Shares/TISAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen S&P 500 Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$10	0.19%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$13,657,540,938

Total number of portfolio holdings	513

Portfolio turnover (%)	0%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen S&P 500 Index Fund
Class R6 Shares/TISPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen S&P 500 Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$2	0.04%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$13,657,540,938

Total number of portfolio holdings	513

Portfolio turnover (%)	0%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen S&P 500 Index Fund
Retirement Class Shares/TRSPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen S&P 500 Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$15	0.29%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$13,657,540,938

Total number of portfolio holdings	513

Portfolio turnover (%)	0%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Small Cap Blend Index Fund
Class I Shares/TRHBX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Blend Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$10	0.19%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$3,951,834,895

Total number of portfolio holdings	1,928

Portfolio turnover (%)	4%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Small Cap Blend Index Fund
Class R6 Shares/TISBX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Blend Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$3	0.05%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$3,951,834,895

Total number of portfolio holdings	1,928

Portfolio turnover (%)	4%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Small Cap Blend Index Fund
Retirement Class Shares/TRBIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Small Cap Blend Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$16	0.30%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$3,951,834,895

Total number of portfolio holdings	1,928

Portfolio turnover (%)	4%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Emerging Markets Equity Index Fund
Class A Shares/TEQKX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$26	0.48%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$9,368,836,952

Total number of portfolio holdings	1,227

Portfolio turnover (%)	6%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Emerging Markets Equity Index Fund
Class I Shares/TEQHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$12	0.23%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$9,368,836,952

Total number of portfolio holdings	1,227

Portfolio turnover (%)	6%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Emerging Markets Equity Index Fund
Premier Class Shares/TEQPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$16	0.29%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$9,368,836,952

Total number of portfolio holdings	1,227

Portfolio turnover (%)	6%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Emerging Markets Equity Index Fund
Class R6 Shares/TEQLX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$8	0.14%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$9,368,836,952

Total number of portfolio holdings	1,227

Portfolio turnover (%)	6%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Emerging Markets Equity Index Fund
Retirement Class Shares/TEQSX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$21	0.39%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$9,368,836,952

Total number of portfolio holdings	1,227

Portfolio turnover (%)	6%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Emerging Markets Equity Index Fund
Class W Shares/TENWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$9,368,836,952

Total number of portfolio holdings	1,227

Portfolio turnover (%)	6%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen International Equity Index Fund
Class I Shares/TCIHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen International Equity Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$9	0.18%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$34,493,978,004

Total number of portfolio holdings	733

Portfolio turnover (%)	3%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen International Equity Index Fund
Premier Class Shares/TRIPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Equity Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$11	0.20%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$34,493,978,004

Total number of portfolio holdings	733

Portfolio turnover (%)	3%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M319_SAR_0426 5443358

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen International Equity Index Fund
Class R6 Shares/TCIEX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Equity Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$3	0.05%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$34,493,978,004

Total number of portfolio holdings	733

Portfolio turnover (%)	3%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen International Equity Index Fund
Retirement Class Shares/TRIEX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Equity Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$16	0.30%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$34,493,978,004

Total number of portfolio holdings	733

Portfolio turnover (%)	3%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W490_SAR_0426 5443358

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen International Equity Index Fund
Class W Shares/TCIWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen International Equity Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$34,493,978,004

Total number of portfolio holdings	733

Portfolio turnover (%)	3%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Portfolio of Investments April 30, 2026
Core Equity
1
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 97.8%
BANKS - 2.8%
1,327,510 Citigroup, Inc $ 169,894,730
90,608 JPMorgan Chase & Co 28,381,144
TOTAL BANKS 198,275,874
CAPITAL GOODS - 8.0%
183,802 Cummins, Inc 123,332,980
404,071 Ferguson Enterprises, Inc 108,173,847
104,305 GE Vernova, Inc 113,010,295
175,420 Howmet Aerospace, Inc 42,634,077
1,104,625 Ingersoll Rand, Inc 88,215,353
512,565 RTX Corp 90,247,320
TOTAL CAPITAL GOODS 565,613,872
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 7.5%
1,322,088 (a) Amazon.com, Inc 350,432,645
943,206 TJX Cos, Inc 147,847,541
159,835 Williams-Sonoma, Inc 28,963,700
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 527,243,886
CONSUMER DURABLES & APPAREL - 0.7%
399,676 Pulte Homes, Inc 48,904,355
TOTAL CONSUMER DURABLES & APPAREL 48,904,355
CONSUMER SERVICES - 0.5%
1,312,407 Carnival Corp 34,791,910
TOTAL CONSUMER SERVICES 34,791,910
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.6%
82,220 Costco Wholesale Corp 83,414,656
271,037 Target Corp 35,167,051
1,051,919 Walmart, Inc 138,779,674
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 257,361,381
ENERGY - 4.2%
176,295 Cheniere Energy, Inc 48,472,310
254,097 Chevron Corp 49,119,491
414,387 ConocoPhillips 52,121,597
501,688 Exxon Mobil Corp 77,425,509
95,899 Valero Energy Corp 24,222,169
585,434 Williams Cos, Inc 44,674,469
TOTAL ENERGY 296,035,545
FINANCIAL SERVICES - 6.6%
314,004 Ameriprise Financial, Inc 149,085,959
715,188 Bank of New York Mellon Corp 96,099,812
223,055 Intercontinental Exchange, Inc 35,262,765
364,007 Mastercard, Inc (Class A) 183,066,400
TOTAL FINANCIAL SERVICES 463,514,936
FOOD, BEVERAGE & TOBACCO - 1.4%
1,371,502 Altria Group, Inc 99,639,620
TOTAL FOOD, BEVERAGE & TOBACCO 99,639,620
HEALTH CARE EQUIPMENT & SERVICES - 0.7%
111,945 HCA, Inc 48,634,505
TOTAL HEALTH CARE EQUIPMENT & SERVICES 48,634,505
INSURANCE - 1.0%
208,914 Chubb Ltd 68,314,878
TOTAL INSURANCE 68,314,878
MATERIALS - 3.1%
708,760 Freeport-McMoRan, Inc (Class B) 40,952,153
418,217 Newmont Goldcorp Corp 46,459,726
165,087 Royal Gold, Inc 38,528,004
747,216 Smurfit WestRock plc 28,685,622

Core Equity
2
See Notes to Financial Statements
Portfolio of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
MATERIALS (continued)
280,860 Steel Dynamics, Inc $ 64,221,448
TOTAL MATERIALS 218,846,953
MEDIA & ENTERTAINMENT - 11.2%
671,073 Alphabet, Inc 256,309,622
744,447 Alphabet, Inc (Class A) 286,463,205
283,199 Meta Platforms, Inc 173,292,300
798,741 (a) Netflix, Inc 74,770,145
TOTAL MEDIA & ENTERTAINMENT 790,835,272
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.7%
219,166 AbbVie, Inc 46,314,159
240,646 Amgen, Inc 83,323,678
38,422 Eli Lilly & Co 35,909,201
792,861 Johnson & Johnson 182,239,101
179,431 Regeneron Pharmaceuticals, Inc 126,868,483
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 474,654,622
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 19.1%
486,048 (a) Advanced Micro Devices, Inc 172,299,155
135,011 Applied Materials, Inc 53,260,489
705,316 Broadcom, Inc 294,420,058
1,609,308 (a) Intel Corp 152,047,420
313,466 Lam Research Corp 80,830,343
2,982,615 Nvidia Corp 595,240,476
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,348,097,941
SOFTWARE & SERVICES - 6.0%
869,356 Microsoft Corp 354,505,990
514,584 (a) Palantir Technologies, Inc 71,583,780
TOTAL SOFTWARE & SERVICES 426,089,770
TECHNOLOGY HARDWARE & EQUIPMENT - 9.5%
1,582,520 Apple, Inc 429,416,802
89,387 (a) Ciena Corp 47,158,794
854,840 Cisco Systems, Inc 78,217,860
123,964 (a) Keysight Technologies, Inc 43,376,243
111,367 Seagate Technology Holdings plc 75,021,266
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 673,190,965
TRANSPORTATION - 1.6%
289,794 FedEx Corp 116,876,818
TOTAL TRANSPORTATION 116,876,818
UTILITIES - 3.6%
1,222,334 Alliant Energy Corp 89,755,986
463,929 American Electric Power Co, Inc 63,609,305
504,909 Duke Energy Corp 65,410,961
205,504 Vistra Corp 32,436,751
TOTAL UTILITIES 251,213,003
TOTAL COMMON STOCKS
(Cost $3,905,149,681) 6,908,136,106
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 1.8%
1,547,005 (a),(b) iShares Expanded Tech-Software Sector ETF 129,809,189
TOTAL INVESTMENT COMPANIES
(Cost $130,751,174) 129,809,189
TOTAL LONG-TERM INVESTMENTS
(Cost $4,035,900,855) 7,037,945,295

3
See Notes to Financial Statements
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
32,776,160 (c) State Street Navigator Securities Lending Government Money Market Portfolio 3.670%(d) $ 32,776,160
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $32,776,160) 32,776,160
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.4%
REPURCHASE AGREEMENT - 0.4%
$ 25,940,000 (e) Fixed Income Clearing Corporation 3 .640 05/01/26 25,940,000
TOTAL REPURCHASE AGREEMENT 25,940,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $25,940,000) 25,940,000
TOTAL INVESTMENTS - 100.5%
(Cost $4,094,617,015) 7,096,661,455
OTHER ASSETS & LIABILITIES, NET - (0.5)% (34,258,781)
NET ASSETS - 100.0% $ 7,062,402,674
ETF Exchange Traded Fund
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $121,925,677.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 3.640% dated 4/30/26 to be repurchased at $25,942,623 on 5/1/26, collateralized by Government Agency Securities, with coupon rate
3.375% and maturity date 11/30/27, valued at $26,458,806.

Large Cap Growth
Portfolio of Investments April 30, 2026
4
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 2.6%
424,795 (a) Tesla, Inc $ 162,114,516
TOTAL AUTOMOBILES & COMPONENTS 162,114,516
CAPITAL GOODS - 5.3%
217,632 General Electric Co 63,098,046
280,933 Howmet Aerospace, Inc 68,277,956
162,060 Quanta Services, Inc 117,942,406
175,757 Trane Technologies plc 86,567,353
TOTAL CAPITAL GOODS 335,885,761
COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
290,609 Cintas Corp 50,772,299
1,336,503 (a) Copart, Inc 44,251,614
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 95,023,913
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 7.8%
1,125,434 (a) Amazon.com, Inc 298,307,536
197,382 Home Depot, Inc 64,899,201
706,812 (a) O'Reilly Automotive, Inc 70,257,113
370,612 TJX Cos, Inc 58,093,431
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 491,557,281
CONSUMER SERVICES - 2.0%
317,254 Booking Holdings, Inc 53,412,883
216,464 Hilton Worldwide Holdings, Inc 70,149,489
TOTAL CONSUMER SERVICES 123,562,372
CONSUMER STAPLES DISTRIBUTION & RETAIL - 4.4%
99,694 Casey's General Stores, Inc 81,963,422
129,609 Costco Wholesale Corp 131,492,219
472,268 Walmart, Inc 62,306,317
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 275,761,958
ENERGY - 0.4%
97,063 Cheniere Energy, Inc 26,687,472
TOTAL ENERGY 26,687,472
FINANCIAL SERVICES - 4.0%
215,816 American Express Co 69,719,359
118,337 Ameriprise Financial, Inc 56,185,224
254,348 Mastercard, Inc (Class A) 127,916,696
TOTAL FINANCIAL SERVICES 253,821,279
FOOD, BEVERAGE & TOBACCO - 0.8%
675,732 Coca-Cola Co 53,220,652
TOTAL FOOD, BEVERAGE & TOBACCO 53,220,652
HEALTH CARE EQUIPMENT & SERVICES - 2.1%
838,140 (a) Boston Scientific Corp 48,285,246
125,820 (a) Intuitive Surgical, Inc 57,576,490
174,896 (a) Veeva Systems, Inc 27,278,529
TOTAL HEALTH CARE EQUIPMENT & SERVICES 133,140,265
MATERIALS - 0.5%
68,181 Linde plc 34,168,226
TOTAL MATERIALS 34,168,226
MEDIA & ENTERTAINMENT - 13.2%
1,415,815 Alphabet, Inc 540,756,381
290,707 Meta Platforms, Inc 177,886,521
1,277,059 (a) Netflix, Inc 119,545,493
TOTAL MEDIA & ENTERTAINMENT 838,188,395
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.5%
502,154 AbbVie, Inc 106,115,183
126,195 Eli Lilly & Co 117,941,847
455,036 (a) Exelixis, Inc 20,230,901

5
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
322,787 Gilead Sciences, Inc $ 42,233,451
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 286,521,382
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 21.5%
1,025,605 Broadcom, Inc 428,118,295
582,811 Lam Research Corp 150,283,644
3,939,219 Nvidia Corp 786,149,936
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,364,551,875
SOFTWARE & SERVICES - 13.9%
154,544 Intuit, Inc 60,040,344
1,442,449 Microsoft Corp 588,201,853
228,060 Oracle Corp 36,806,604
321,555 (a) Palantir Technologies, Inc 44,731,516
511,905 (a) Palo Alto Networks, Inc 91,794,805
120,497 (a) Synopsys, Inc 58,151,852
TOTAL SOFTWARE & SERVICES 879,726,974
TECHNOLOGY HARDWARE & EQUIPMENT - 15.1%
681,261 Amphenol Corp (Class A) 100,329,308
2,674,927 Apple, Inc 725,841,441
521,059 (a) Arista Networks, Inc 89,992,100
128,125 Jabil Inc 43,240,906
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 959,403,755
TOTAL COMMON STOCKS
(Cost $3,100,319,179) 6,313,336,076
TOTAL LONG-TERM INVESTMENTS
(Cost $3,100,319,179) 6,313,336,076
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.2%
REPURCHASE AGREEMENT - 0.2%
$ 11,060,000 (b) Fixed Income Clearing Corporation 3 .640% 05/01/26 11,060,000
TOTAL REPURCHASE AGREEMENT 11,060,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,060,000) 11,060,000
TOTAL INVESTMENTS - 99.8%
(Cost $3,111,379,179) 6,324,396,076
OTHER ASSETS & LIABILITIES, NET - 0.2% 13,010,063
NET ASSETS - 100.0% $ 6,337,406,139
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.640% dated 4/30/26 to be repurchased at $11,061,118 on 5/1/26, collateralized by Government Agency Securities, with coupon rate
3.625% and maturity date 8/31/29, valued at $11,281,214.

Large Cap Value
Portfolio of Investments April 30, 2026
6
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 99.7%
BANKS - 10.1%
2,593,652 Bank of America Corp $ 138,656,636
978,736 Fifth Third Bancorp 49,680,639
779,249 JPMorgan Chase & Co 244,084,164
379,516 PNC Financial Services Group, Inc 84,632,068
1,488,595 Wells Fargo & Co 122,407,167
TOTAL BANKS 639,460,674
CAPITAL GOODS - 13.3%
474,796 (a) Boeing Co 108,742,528
100,988 Deere & Co 59,569,791
409,697 Dover Corp 92,759,498
277,106 Eaton Corp plc 119,989,669
592,375 Emerson Electric Co 83,193,145
309,498 Honeywell International, Inc 66,334,706
645,045 Masco Corp 46,327,132
120,667 Parker-Hannifin Corp 109,736,983
711,237 RTX Corp 125,227,499
71,096 Trane Technologies plc 35,017,624
TOTAL CAPITAL GOODS 846,898,575
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.6%
606,044 (a) Amazon.com, Inc 160,638,023
193,336 Home Depot, Inc 63,568,877
673,449 (a) O'Reilly Automotive, Inc 66,940,830
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 291,147,730
CONSUMER DURABLES & APPAREL - 0.8%
7,873 (a) NVR, Inc 49,724,844
TOTAL CONSUMER DURABLES & APPAREL 49,724,844
CONSUMER SERVICES - 1.8%
274,260 Booking Holdings, Inc 46,174,414
218,561 Hilton Worldwide Holdings, Inc 70,829,063
TOTAL CONSUMER SERVICES 117,003,477
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.9%
448,277 Walmart, Inc 59,141,185
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 59,141,185
ENERGY - 6.2%
455,883 Chevron Corp 88,126,743
836,480 ConocoPhillips 105,212,455
946,513 Exxon Mobil Corp 146,075,351
225,316 Valero Energy Corp 56,910,315
TOTAL ENERGY 396,324,864
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.4%
710,256 Prologis, Inc 100,870,557
251,938 Simon Property Group, Inc 51,322,290
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 152,192,847
FINANCIAL SERVICES - 9.2%
286,771 American Express Co 92,641,371
301,381 (a) Berkshire Hathaway, Inc 142,734,042
81,768 BlackRock, Inc 87,131,981
729,074 Charles Schwab Corp 66,812,341
130,179 Goldman Sachs Group, Inc 120,255,455
465,734 Intercontinental Exchange, Inc 73,627,888
TOTAL FINANCIAL SERVICES 583,203,078
FOOD, BEVERAGE & TOBACCO - 2.3%
1,295,938 Mondelez International, Inc 79,622,431
417,653 Philip Morris International, Inc 68,941,980
TOTAL FOOD, BEVERAGE & TOBACCO 148,564,411
HEALTH CARE EQUIPMENT & SERVICES - 5.5%
859,395 Abbott Laboratories 78,024,472

7
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
254,967 Cigna Group $ 74,088,311
178,501 Elevance Health, Inc 67,191,346
85,301 HCA, Inc 37,059,020
256,229 UnitedHealth Group, Inc 94,927,720
TOTAL HEALTH CARE EQUIPMENT & SERVICES 351,290,869
HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
480,515 Procter & Gamble Co 70,678,951
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 70,678,951
INSURANCE - 3.1%
867,365 American International Group, Inc 64,878,902
208,167 Chubb Ltd 68,070,609
389,403 Marsh & McLennan Cos, Inc 65,306,777
TOTAL INSURANCE 198,256,288
MATERIALS - 4.0%
862,999 DuPont de Nemours, Inc 39,404,534
230,715 Linde plc 115,620,515
123,661 Reliance Steel & Aluminum Co 44,827,113
1,329,299 Smurfit WestRock plc 51,031,789
TOTAL MATERIALS 250,883,951
MEDIA & ENTERTAINMENT - 7.3%
871,270 Alphabet, Inc 332,772,864
41,466 Meta Platforms, Inc 25,373,460
1,023,044 Walt Disney Co 106,140,815
TOTAL MEDIA & ENTERTAINMENT 464,287,139
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.5%
203,660 AbbVie, Inc 43,037,431
332,538 Danaher Corp 59,507,675
764,014 Johnson & Johnson 175,608,618
100,973 Regeneron Pharmaceuticals, Inc 71,393,970
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 349,547,694
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.8%
260,982 Analog Devices, Inc 104,982,619
248,109 Applied Materials, Inc 97,876,520
69,718 Broadcom, Inc 29,102,385
892,098 (a) Intel Corp 84,285,419
216,548 Lam Research Corp 55,839,067
158,310 Micron Technology, Inc 81,871,600
183,443 Qnity Electronics, Inc 25,803,092
285,515 Texas Instruments, Inc 80,252,556
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 560,013,258
SOFTWARE & SERVICES - 1.7%
278,453 Accenture plc 49,762,335
149,747 Microsoft Corp 61,063,832
TOTAL SOFTWARE & SERVICES 110,826,167
TECHNOLOGY HARDWARE & EQUIPMENT - 2.7%
1,100,965 Cisco Systems, Inc 100,738,297
320,509 (a) TE Connectivity plc 67,838,935
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 168,577,232
TELECOMMUNICATION SERVICES - 0.9%
306,128 T-Mobile US, Inc 59,848,024
TOTAL TELECOMMUNICATION SERVICES 59,848,024
TRANSPORTATION - 2.5%
129,024 FedEx Corp 52,036,669
400,222 Union Pacific Corp 107,851,825
TOTAL TRANSPORTATION 159,888,494
UTILITIES - 5.0%
595,072 Ameren Corp 67,629,933
558,623 American Electric Power Co, Inc 76,592,800
746,386 Duke Energy Corp 96,694,306

Large Cap Value
8
See Notes to Financial Statements
Portfolio of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
UTILITIES (continued)
799,700 NextEra Energy, Inc $ 78,274,636
TOTAL UTILITIES 319,191,675
TOTAL COMMON STOCKS
(Cost $3,381,981,702) 6,346,951,427
TOTAL LONG-TERM INVESTMENTS
(Cost $3,381,981,702) 6,346,951,427
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.2%
REPURCHASE AGREEMENT - 0.2%
$ 12,240,000 (b) Fixed Income Clearing Corporation 3 .640% 05/01/26 12,240,000
TOTAL REPURCHASE AGREEMENT 12,240,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,240,000) 12,240,000
TOTAL INVESTMENTS - 99.9%
(Cost $3,394,221,702) 6,359,191,427
OTHER ASSETS & LIABILITIES, NET - 0.1% 5,787,076
NET ASSETS - 100.0% $ 6,364,978,503
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.640% dated 4/30/26 to be repurchased at $12,241,238 on 5/1/26, collateralized by Government Agency Securities, with coupon rate
3.375% and maturity date 11/30/27, valued at $12,484,907.

Portfolio of Investments April 30, 2026
Quant Mid Cap Growth
9
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.0%
COMMON STOCKS - 100.0%
CAPITAL GOODS - 23.7%
20,690 (a) Armstrong World Industries, Inc $ 3,525,369
14,350 Comfort Systems USA, Inc 26,407,587
16,450 EMCOR Group, Inc 14,667,972
74,840 Fastenal Co 3,362,561
41,700 Ferguson Enterprises, Inc 11,163,507
20,270 HEICO Corp 5,471,278
60,680 HEICO Corp (Class A) 12,683,334
77,710 Howmet Aerospace, Inc 18,886,638
129,360 Leonardo DRS, Inc 5,255,897
14,800 Quanta Services, Inc 10,770,996
83,960 (a) Rocket Lab Corp 6,927,540
122,605 Vertiv Holdings Co 40,274,516
1,830 W.W. Grainger, Inc 2,125,271
TOTAL CAPITAL GOODS 161,522,466
COMMERCIAL & PROFESSIONAL SERVICES - 2.2%
366,790 (a) ExlService Holdings, Inc 11,693,265
106,110 Tetra Tech, Inc 3,429,475
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 15,122,740
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.8%
11,030 (a) Carvana Co 4,365,674
428,820 (a) Chewy, Inc 10,900,605
187,400 (a) Coupang, Inc 3,744,252
64,190 Ross Stores, Inc 14,621,840
90,910 (a) Wayfair, Inc 5,811,876
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 39,444,247
CONSUMER DURABLES & APPAREL - 2.4%
131,920 (a) Deckers Outdoor Corp 13,482,224
19,290 Tapestry, Inc 2,797,822
TOTAL CONSUMER DURABLES & APPAREL 16,280,046
CONSUMER SERVICES - 10.0%
114,090 (a) Bright Horizons Family Solutions, Inc 9,253,840
283,670 Carnival Corp 7,520,092
9,410 (a) Cava Group, Inc 878,988
28,110 Domino's Pizza, Inc 9,541,096
316,517 (a) DraftKings, Inc 7,381,176
57,780 (a) Dutch Bros, Inc 3,322,928
28,154 Hilton Worldwide Holdings, Inc 9,123,867
139,100 Las Vegas Sands Corp 7,596,251
34,400 Royal Caribbean Cruises Ltd 9,073,344
68,240 Travel & Leisure Co 4,412,398
TOTAL CONSUMER SERVICES 68,103,980
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
8,580 (a) Sprouts Farmers Market, Inc 702,273
160,530 Sysco Corp 11,993,196
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 12,695,469
ENERGY - 2.8%
48,500 Cheniere Energy, Inc 13,335,075
19,820 Targa Resources Corp 5,154,786
2,150 Texas Pacific Land Corp 953,890
TOTAL ENERGY 19,443,751
FINANCIAL SERVICES - 9.3%
4,980 Ameriprise Financial, Inc 2,364,454
71,800 Bank of New York Mellon Corp 9,647,766
5,081 (a) Coinbase Global, Inc 954,059
14,430 Factset Research Systems, Inc 3,283,979
36,580 Hamilton Lane, Inc 3,364,994
63,751 (b) iShares Russell Midcap Growth Index Fund 8,689,899

Quant Mid Cap Growth
10
See Notes to Financial Statements
Portfolio of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
39,310 Jefferies Financial Group, Inc $ 1,895,528
26,124 MSCI, Inc (Class A) 15,449,995
42,840 (a) Robinhood Markets, Inc 3,122,608
39,410 (a) SoFi Technologies, Inc 634,501
488,050 (a) Toast, Inc 13,919,186
6,240 TPG, Inc 272,189
TOTAL FINANCIAL SERVICES 63,599,158
HEALTH CARE EQUIPMENT & SERVICES - 8.5%
73,435 AmerisourceBergen Corp 22,618,714
24,480 Cardinal Health, Inc 4,721,703
22,452 (a) IDEXX Laboratories, Inc 12,591,082
66,580 (a) Insulet Corp 11,461,081
13,170 (a) Molina Healthcare, Inc 2,563,145
27,415 (a) Veeva Systems, Inc 4,275,918
TOTAL HEALTH CARE EQUIPMENT & SERVICES 58,231,643
MATERIALS - 1.2%
84,060 AngloGold Ashanti PLC 7,878,944
TOTAL MATERIALS 7,878,944
MEDIA & ENTERTAINMENT - 1.9%
70,324 (a) ROBLOX Corp 3,886,104
80,450 (a) Roku, Inc 9,377,252
TOTAL MEDIA & ENTERTAINMENT 13,263,356
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.0%
8,590 (a) Alnylam Pharmaceuticals, Inc 2,658,519
527,890 (a),(b) Caris Life Sciences, Inc 10,029,910
173,950 (a) Exelixis, Inc 7,733,817
101,830 (a) Neurocrine Biosciences, Inc 13,407,956
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 33,830,202
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
15,580 (a) CBRE Group, Inc 2,223,733
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,223,733
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.2%
4,440 (a) Astera Labs, Inc 864,646
46,290 (a) Lattice Semiconductor Corp 5,660,341
12,343 Monolithic Power Systems, Inc 19,926,663
7,750 (a) Onto Innovation, Inc 2,286,715
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 28,738,365
SOFTWARE & SERVICES - 13.4%
50,411 (a) Cloudflare, Inc 10,332,743
18,652 (a) Datadog, Inc 2,465,608
366,980 (a) Dynatrace, Inc 13,288,346
359,560 Gen Digital, Inc 6,935,912
106,630 (a) GoDaddy, Inc 9,254,418
48,954 (a) HubSpot, Inc 10,856,039
25,220 (a) MongoDB, Inc 6,325,932
214,980 (a) nCino OpCo, Inc 3,757,850
28,030 (a) Nutanix, Inc 1,146,147
26,626 (a) Palantir Technologies, Inc 3,703,943
284,390 RingCentral, Inc 11,438,166
97,630 (a) Rubrik, Inc 5,191,963
283,308 (a) Trade Desk, Inc 6,683,236
TOTAL SOFTWARE & SERVICES 91,380,303
TECHNOLOGY HARDWARE & EQUIPMENT - 4.4%
35,720 Jabil Inc 12,055,143
5,710 (a) Lumentum Holdings, Inc 5,152,247
93,060 (a) Super Micro Computer, Inc 2,549,844

11
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
10,470 Ubiquiti, Inc $ 10,595,745
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 30,352,979
TRANSPORTATION - 0.9%
451,530 (a) Lyft, Inc (Class A) 6,389,150
TOTAL TRANSPORTATION 6,389,150
UTILITIES - 2.1%
46,650 NRG Energy, Inc 7,257,807
44,831 Vistra Corp 7,076,125
TOTAL UTILITIES 14,333,932
TOTAL COMMON STOCKS
(Cost $594,432,134) 682,834,464
TOTAL LONG-TERM INVESTMENTS
(Cost $594,432,134) 682,834,464
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.9%
6,185,043 (c) State Street Navigator Securities Lending Government Money Market Portfolio 3.670%(d) 6,185,043
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $6,185,043) 6,185,043
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.1%
REPURCHASE AGREEMENT - 0.1%
$ 630,000 (e) Fixed Income Clearing Corporation 3 .640 05/01/26 630,000
TOTAL REPURCHASE AGREEMENT 630,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $630,000) 630,000
TOTAL INVESTMENTS - 101.0%
(Cost $601,247,177) 689,649,507
OTHER ASSETS & LIABILITIES, NET - (1.0)% (6,655,078)
NET ASSETS - 100.0% $ 682,994,429
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $17,644,755.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 3.640% dated 4/30/26 to be repurchased at $630,064 on 5/1/26, collateralized by Government Agency Securities, with coupon rate
3.375% and maturity date 11/30/27, valued at $642,761.

Mid Cap Value
Portfolio of Investments April 30, 2026
12
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
BANKS - 5.0%
231,604 East West Bancorp, Inc $ 29,290,958
593,071 Fifth Third Bancorp 30,104,284
110,797 M&T Bank Corp 24,223,548
TOTAL BANKS 83,618,790
CAPITAL GOODS - 18.7%
56,369 Carlisle Cos, Inc 20,025,651
283,611 Carrier Global Corp 19,050,151
143,071 Crane Co 25,428,009
152,274 Dover Corp 34,476,356
116,622 Hexcel Corp 10,947,307
55,123 Hubbell, Inc 28,011,855
147,647 ITT, Inc 31,646,658
103,460 L3Harris Technologies, Inc 33,164,103
209,703 nVent Electric plc 29,966,559
124,596 Owens Corning, Inc 15,367,670
110,843 WESCO International, Inc 38,697,508
94,192 Westinghouse Air Brake Technologies Corp 25,421,479
TOTAL CAPITAL GOODS 312,203,306
COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
326,593 (a) Parsons Corp 16,463,553
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 16,463,553
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.3%
100,754 (a) Autonation, Inc 21,398,134
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 21,398,134
CONSUMER DURABLES & APPAREL - 2.7%
69,644 DR Horton, Inc 10,715,426
51,644 Ralph Lauren Corp 18,521,604
269,101 (b) Whirlpool Corp 15,085,802
TOTAL CONSUMER DURABLES & APPAREL 44,322,832
CONSUMER SERVICES - 3.3%
76,958 Darden Restaurants, Inc 15,434,697
424,854 Travel & Leisure Co 27,471,060
143,709 Wyndham Hotels & Resorts, Inc 11,695,038
TOTAL CONSUMER SERVICES 54,600,795
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.0%
179,867 (a) Performance Food Group Co 16,288,755
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 16,288,755
ENERGY - 7.5%
394,337 Baker Hughes Co 27,473,459
130,437 Diamondback Energy, Inc 26,821,760
1,647,120 Permian Resources Corp 35,610,734
456,180 Williams Cos, Inc 34,811,096
TOTAL ENERGY 124,717,049
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 9.1%
170,852 Digital Realty Trust, Inc 34,331,001
103,508 EastGroup Properties, Inc 20,825,810
244,283 Regency Centers Corp 19,017,431
650,915 STAG Industrial, Inc 25,112,301
368,508 Ventas, Inc 32,377,113
830,795 Weyerhaeuser Co 20,371,093
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 152,034,749
FINANCIAL SERVICES - 4.9%
508,057 Jefferies Financial Group, Inc 24,498,508
419,339 OneMain Holdings, Inc 24,644,553

13
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
203,177 Raymond James Financial, Inc $ 32,166,983
TOTAL FINANCIAL SERVICES 81,310,044
FOOD, BEVERAGE & TOBACCO - 1.4%
171,362 McCormick & Co, Inc 8,712,044
755,317 Primo Brands Corp 15,393,361
TOTAL FOOD, BEVERAGE & TOBACCO 24,105,405
HEALTH CARE EQUIPMENT & SERVICES - 0.7%
49,790 Humana, Inc 11,772,348
TOTAL HEALTH CARE EQUIPMENT & SERVICES 11,772,348
INSURANCE - 6.4%
156,620 Allstate Corp 34,027,261
206,876 (a) Arch Capital Group Ltd 19,541,507
513,307 Fidelity National Financial, Inc 26,845,956
337,016 Unum Group 27,089,346
TOTAL INSURANCE 107,504,070
MATERIALS - 4.8%
328,449 DuPont de Nemours, Inc 14,996,981
65,161 Reliance Steel & Aluminum Co 23,620,863
393,890 Smurfit WestRock plc 15,121,437
234,092 Westlake Chemical Corp 26,986,126
TOTAL MATERIALS 80,725,407
MEDIA & ENTERTAINMENT - 1.5%
114,414 (a) Take-Two Interactive Software, Inc 24,457,137
TOTAL MEDIA & ENTERTAINMENT 24,457,137
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
236,161 (a) BioMarin Pharmaceutical, Inc 12,731,440
725,489 (a) Elanco Animal Health, Inc 16,229,189
540,361 (a) Exelixis, Inc 24,024,450
166,705 (a) Jazz Pharmaceuticals plc 33,844,449
50,920 (a) United Therapeutics Corp 29,093,142
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 115,922,670
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.1%
326,155 Microchip Technology, Inc 30,303,061
121,533 MKS Instruments, Inc 34,484,989
139,269 Qnity Electronics, Inc 19,589,577
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 84,377,627
SOFTWARE & SERVICES - 2.6%
119,246 (a) Check Point Software Technologies 13,411,597
766,531 Gen Digital, Inc 14,786,383
56,342 VeriSign, Inc 15,136,842
TOTAL SOFTWARE & SERVICES 43,334,822
TECHNOLOGY HARDWARE & EQUIPMENT - 8.3%
78,490 (a) Ciena Corp 41,409,754
468,831 Crane NXT Co 20,947,369
931,517 Hewlett Packard Enterprise Co 26,799,744
217,787 TD SYNNEX Corp 49,694,639
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 138,851,506
UTILITIES - 7.7%
440,409 Alliant Energy Corp 32,339,233
163,186 American Electric Power Co, Inc 22,374,432
286,821 CMS Energy Corp 22,010,644
291,973 Eversource Energy 20,642,491
642,100 FirstEnergy Corp 30,512,592
TOTAL UTILITIES 127,879,392
TOTAL COMMON STOCKS
(Cost $1,173,829,242) 1,665,888,391
TOTAL LONG-TERM INVESTMENTS
(Cost $1,173,829,242) 1,665,888,391

Mid Cap Value
14
See Notes to Financial Statements
Portfolio of Investments April 30, 2026
(continued)
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
13,441,644 (c) State Street Navigator Securities Lending Government Money Market Portfolio 3.670%(d) $ 13,441,644
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $13,441,644) 13,441,644
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.2%
REPURCHASE AGREEMENT - 0.2%
$ 2,680,000 (e) Fixed Income Clearing Corporation 3 .640 05/01/26 2,680,000
TOTAL REPURCHASE AGREEMENT 2,680,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,680,000) 2,680,000
TOTAL INVESTMENTS - 100.9%
(Cost $1,189,950,886) 1,682,010,035
OTHER ASSETS & LIABILITIES, NET - (0.9)% (14,419,010)
NET ASSETS - 100.0% $ 1,667,591,025
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $13,459,221.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 3.640% dated 4/30/26 to be repurchased at $2,680,271 on 5/1/26, collateralized by Government Agency Securities, with coupon rate
3.625% and maturity date 8/31/29, valued at $2,733,610.

Portfolio of Investments April 30, 2026
Quant Small Cap Equity
15
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.1%
COMMON STOCKS - 99.1%
AUTOMOBILES & COMPONENTS - 0.9%
432,800 (a) Dana Inc $ 15,775,560
649,160 (a) Garrett Motion, Inc 16,624,988
125,910 Winnebago Industries, Inc 4,105,925
TOTAL AUTOMOBILES & COMPONENTS 36,506,473
BANKS - 9.4%
146,330 Amalgamated Financial Corp 5,981,970
164,180 Ameris Bancorp 13,996,345
539,600 (a) Associated Banc-Corp 15,195,136
127,640 (a) Axos Financial, Inc 12,309,602
202,310 (a) Bank of Hawaii Corp 16,085,668
243,451 Bank of NT Butterfield & Son Ltd 13,499,358
82,390 Banner Corp 5,512,715
467,150 Berkshire Hills Bancorp, Inc 13,327,789
134,880 Central Pacific Financial Corp 4,488,806
278,486 Columbia Banking System, Inc 8,243,186
247,200 ConnectOne Bancorp, Inc 7,223,184
251,020 (a) Customers Bancorp, Inc 19,145,295
564,340 (a) Eastern Bankshares, Inc 11,416,598
97,970 First Bancorp 5,656,788
312,930 First Busey Corp 8,198,766
455,090 (a) First Financial Bancorp 13,780,125
80,810 First Financial Corp 5,306,793
278,630 First Merchants Corp 11,267,797
74,500 Hanmi Financial Corp 2,228,295
153,690 (a) Heritage Financial Corp 4,229,549
126,869 Independent Bank Corp 4,213,319
95,840 (a) Metropolitan Bank Holding Corp 8,467,464
251,800 National Bank Holdings Corp 10,751,860
219,840 OceanFirst Financial Corp 4,192,349
305,230 (a) OFG Bancorp 14,028,371
170,100 (a) Orrstown Financial Services, Inc 6,249,474
63,000 Pathward Financial, Inc 5,470,920
562,265 Provident Financial Services, Inc 12,752,170
84,530 (a) S&T Bancorp, Inc 3,730,309
31,400 Stock Yards Bancorp, Inc 2,271,162
193,010 (a) Towne Bank 6,863,436
246,680 (a) Trustmark Corp 10,945,192
191,383 UMB Financial Corp 24,146,793
300,333 United Bankshares, Inc 13,157,589
334,831 United Community Banks, Inc 11,159,917
362,080 WesBanco, Inc 12,448,310
159,890 (a) Westamerica Bancorporation 8,765,170
109,150 (a) WSFS Financial Corp 7,855,526
TOTAL BANKS 364,563,096
CAPITAL GOODS - 16.9%
1,657,240 (a),(b) 3D Systems Corp 4,076,810
47,120 Albany International Corp (Class A) 2,734,845
340,280 (a) American Superconductor Corp 18,218,591
363,300 (a),(b) Archer Aviation, Inc 2,085,342
220,230 (a) Astronics Corp 15,724,422
259,110 Atmus Filtration Technologies, Inc 16,427,574
398,340 (a) Bloom Energy Corp 112,873,622
224,990 (a) Blue Bird Corp 14,424,109
431,290 (a) Centuri Holdings, Inc 16,216,504
6,270 Comfort Systems USA, Inc 11,538,367
177,200 Douglas Dynamics, Inc 8,174,236
81,250 (a) Ducommun, Inc 11,531,812
24,890 (a) Dycom Industries, Inc 10,306,949

Quant Small Cap Equity
16
See Notes to Financial Statements
Portfolio of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
81,540 ESCO Technologies, Inc $ 26,414,883
157,670 Federal Signal Corp 19,413,907
137,570 Franklin Electric Co, Inc 13,783,138
141,630 Granite Construction, Inc 19,413,224
78,410 Griffon Corp 7,148,640
158,700 Helios Technologies, Inc 10,855,080
804,480 (a) Hillman Solutions Corp 6,564,557
331,300 Kennametal, Inc 12,824,623
131,500 (a) Legence Corp 11,435,240
53,770 McGrath RentCorp 5,944,274
33,300 (a) Modine Manufacturing Co 8,479,179
62,890 (a) Moog, Inc (Class A) 18,949,386
514,780 Mueller Water Products, Inc (Class A) 14,357,214
567,420 (a) Newpark Resources, Inc 9,277,317
379,619 (a) NEXTracker, Inc 45,224,011
2,794,150 (a),(b) Plug Power, Inc 8,745,690
22,550 Primoris Services Corp 4,084,933
140,500 (a) Proto Labs, Inc 9,105,805
332,804 (a) Redwire Corp 3,058,469
233,790 (a) Resideo Technologies, Inc 9,671,892
2,495,900 (a),(b) Satellogic, Inc 16,123,514
119,090 (a) SPX Technologies, Inc 26,069,992
73,890 (a) Sterling Construction Co, Inc 38,099,162
114,015 Terex Corp 7,091,733
165,800 (a) Thermon Group Holdings, Inc 10,029,242
212,850 Tutor Perini Corp 19,778,022
142,270 (a) V2X, Inc 9,647,329
122,250 (a) Xometry, Inc 6,267,758
317,640 Zurn Elkay Water Solutions Corp 16,504,574
TOTAL CAPITAL GOODS 658,695,971
COMMERCIAL & PROFESSIONAL SERVICES - 2.8%
136,750 Barrett Business Services, Inc 4,311,727
40,800 (a) Brink's Co 4,355,400
106,580 (a) Exponent, Inc 7,129,136
476,280 (a) Healthcare Services Group 10,197,155
167,949 (a),(b) Innodata, Inc 7,092,486
345,050 Interface, Inc 9,619,994
51,300 Korn/Ferry International 3,408,372
662,060 (a) Legalzoom.com, Inc 4,270,287
200,590 (a) Montrose Environmental Group, Inc 4,222,420
800,530 (a) Planet Labs PBC 29,595,594
443,600 (a),(b) Spire Global, Inc 7,909,388
1,037,500 (a),(b) TIC Solutions, Inc 9,482,750
83,120 (a) Willdan Group, Inc 6,317,120
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 107,911,829
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.3%
182,620 (a) Abercrombie & Fitch Co (Class A) 15,586,617
175,380 A-Mark Precious Metals, Inc 7,925,422
557,360 American Eagle Outfitters, Inc 9,709,211
733,640 Arhaus, Inc 5,428,936
187,150 Buckle, Inc 10,407,412
333,990 (a) GigaCloud Technology, Inc 14,859,215
1,793,980 (a) Petco Health & Wellness Co, Inc 5,094,903
446,200 (a) RealReal, Inc 5,305,318
114,200 Signet Jewelers Ltd 10,167,226
118,180 (a) Victoria's Secret & Co 6,125,270
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 90,609,530
CONSUMER DURABLES & APPAREL - 2.0%
374,300 (a) Callaway Golf Co 5,726,790
225,000 (a) Capri Holdings Ltd 4,389,750
14,270 (a) Cavco Industries, Inc 7,234,890
1,026,160 (a) Figs, Inc 15,351,354

17
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
1,475,450 (a) Peloton Interactive, Inc $ 8,041,202
182,800 (a) Skyline Champion Corp 13,934,844
610,870 (a) Sonos, Inc 9,059,202
156,220 (a) Taylor Morrison Home Corp 9,488,803
258,660 Wolverine World Wide, Inc 4,402,393
TOTAL CONSUMER DURABLES & APPAREL 77,629,228
CONSUMER SERVICES - 3.0%
136,500 (a) American Public Education, Inc 7,937,475
230,270 (a) Frontdoor, Inc 15,803,430
924,220 (a) Genius Sports Ltd 4,029,599
447,770 (a) Laureate Education, Inc 13,475,638
412,400 (a) Lindblad Expeditions Holdings, Inc 7,641,772
82,380 (a) Monarch Casino & Resort, Inc 9,777,682
239,700 (a) Navan, Inc 4,192,353
286,960 Perdoceo Education Corp 9,739,423
661,000 (a) Rush Street Interactive, Inc 18,574,100
436,540 (a),(b) Serve Robotics, Inc 4,116,572
129,190 (a) Strategic Education, Inc 10,128,496
772,710 Super Group SGHC Ltd 10,014,322
TOTAL CONSUMER SERVICES 115,430,862
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.7%
173,070 (a) Chefs' Warehouse, Inc 13,430,232
242,000 (a) United Natural Foods, Inc 12,104,840
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 25,535,072
ENERGY - 7.1%
114,610 Archrock, Inc 4,441,138
529,170 Ardmore Shipping Corp 9,376,892
252,420 (a) BKV Corp 7,958,803
1,396,700 Borr Drilling Ltd 8,422,101
62,520 California Resources Corp 4,267,615
87,930 (a) CNX Resources Corp 3,421,356
573,100 Crescent Energy Co 7,708,195
83,480 (a) CVR Energy, Inc 2,766,527
429,810 Delek US Holdings, Inc 20,024,848
251,200 DHT Holdings, Inc 4,642,176
151,300 Flowco Holdings, Inc 3,756,779
128,700 (a) Forum Energy Technologies, Inc 8,091,369
2,091,930 (a),(b) Gevo, Inc 3,995,586
855,230 (a) Green Plains, Inc 14,863,897
208,400 Kodiak Gas Services, Inc 14,129,520
328,770 Liberty Energy, Inc 11,109,138
224,240 (a),(b) Lightbridge Corp 2,926,332
503,540 Magnolia Oil & Gas Corp 15,227,050
59,900 (a),(b) Nabors Industries Ltd 6,146,339
378,000 (a) National Energy Services Reunited Corp 9,427,320
376,260 (a),(b) NextDecade Corp 2,946,116
1,505,100 Nordic American Tankers Ltd 8,398,458
125,490 (a) Oceaneering International, Inc 4,710,895
310,879 (a) Par Pacific Holdings, Inc 20,415,424
1,117,350 (a) Patterson-UTI Energy, Inc 13,654,017
355,880 PBF Energy, Inc 15,430,957
888,100 (a) ProPetro Holding Corp 15,213,153
165,250 (a) Rex American Resources Corp 8,014,625
345,740 SM Energy Co 10,728,312
386,160 (a) Talos Energy, Inc 6,147,667
1,008,690 (a) Tetra Technologies, Inc 9,602,729
TOTAL ENERGY 277,965,334
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.7%
573,295 Broadstone Net Lease, Inc 11,351,241
586,610 CareTrust REIT, Inc 23,141,765
128,100 CBL & Associates Properties, Inc 5,767,062
415,400 Corporate Office Properties Trust 12,981,250

Quant Small Cap Equity
18
See Notes to Financial Statements
Portfolio of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
659,020 Douglas Emmett, Inc $ 7,124,006
395,440 (a) Easterly Government Properties, Inc 9,257,250
367,050 InvenTrust Properties Corp 11,789,646
615,390 Kite Realty Group Trust 16,098,602
253,270 (a) LTC Properties, Inc 9,679,979
508,570 NETSTREIT Corp 10,461,285
414,240 (c) Phillips Edison & Co, Inc 16,637,950
274,890 RLJ Lodging Trust 2,265,094
329,200 Summit Hotel Properties, Inc 1,636,124
812,700 Sunstone Hotel Investors, Inc 7,980,714
432,850 Tanger Factory Outlet Centers, Inc 16,050,078
491,720 Urban Edge Properties 10,778,502
537,300 Xenia Hotels & Resorts, Inc 8,741,871
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 181,742,419
FINANCIAL SERVICES - 5.2%
280,330 (a) Artisan Partners Asset Management, Inc 10,495,555
1,693,770 BGC Group, Inc 19,021,037
160,110 (a) Bread Financial Holdings, Inc 13,574,126
37,150 (a) Dave, Inc 10,104,428
160,750 Enact Holdings, Inc 6,868,847
186,600 (a) Encore Capital Group, Inc 15,444,882
65,650 Essent Group Ltd 3,973,138
582,370 (a) Green Dot Corp 7,308,744
198,890 Jackson Financial, Inc 23,025,495
680,830 (a) LendingClub Corp 11,621,768
69,110 (a) LendingTree, Inc 3,427,165
220,370 (a) NCR Corp ATM 9,780,021
343,185 (a) NMI Holdings, Inc 13,284,691
554,880 (a) OppFi, Inc 5,276,909
382,510 P10, Inc 3,033,304
972,700 Pagseguro Digital Ltd 9,746,454
1,484,510 (a) Payoneer Global, Inc 7,392,860
367,420 Radian Group, Inc 13,164,659
167,490 Victory Capital Holdings, Inc 13,149,640
20,390 Virtus Investment Partners, Inc 2,967,765
TOTAL FINANCIAL SERVICES 202,661,488
FOOD, BEVERAGE & TOBACCO - 0.7%
516,210 Dole plc 7,836,068
41,500 Lancaster Colony Corp 5,406,620
199,750 (a) Vita Coco Co, Inc 13,181,502
TOTAL FOOD, BEVERAGE & TOBACCO 26,424,190
HEALTH CARE EQUIPMENT & SERVICES - 4.5%
170,250 (a) Alignment Healthcare, Inc 3,837,435
390,060 (a) Angiodynamics, Inc 4,267,256
232,060 (a) AtriCure, Inc 6,523,207
866,700 (a) Aveanna Healthcare Holdings, Inc 5,668,218
298,830 (a) BrightSpring Health Services, Inc 14,334,875
1,136,430 (a) Brookdale Senior Living, Inc 16,319,135
2,254,500 (a) Butterfly Network, Inc 10,799,055
133,650 (a) Castle Biosciences, Inc 3,273,089
475,430 Concentra Group Holdings Parent, Inc 10,682,912
284,210 (a) Enovis Corp 6,661,882
33,210 Ensign Group, Inc 6,199,975
159,400 (a) Guardian Pharmacy Services, Inc 5,913,740
58,930 (a) Haemonetics Corp 3,541,104
60,100 iRadimed Corp 5,014,744
1,340,420 (a) LifeStance Health Group, Inc 10,146,979
206,430 (a) LivaNova plc 12,406,443
629,220 (a) Novocure Ltd 9,570,436
242,490 (a) Omnicell, Inc 10,043,936
147,010 (a) Option Care Health, Inc 2,988,713
304,530 (a) PACS Group, Inc 10,216,982

19
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
254,110 (a) Pennant Group, Inc $ 7,958,725
287,210 (a) Phreesia, Inc 2,645,204
161,900 (a) Privia Health Group, Inc 4,023,215
94,400 (a) Sonida Senior Living, Inc 3,583,424
TOTAL HEALTH CARE EQUIPMENT & SERVICES 176,620,684
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
53,300 WD-40 Co 11,190,868
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 11,190,868
INSURANCE - 1.4%
238,600 F&G Annuities & Life, Inc 6,833,504
403,050 (b) Fidelis Insurance Holdings Ltd 8,516,446
362,810 Hamilton Insurance Group Ltd 11,889,284
104,690 (a) Heritage Insurance Holdings, Inc 3,069,511
171,730 (a) Kingstone Cos, Inc 2,862,739
39,610 (a) Palomar Holdings, Inc 4,768,252
524,410 (a) Slide Insurance Holdings, Inc 9,780,247
186,600 (a) Universal Insurance Holdings, Inc 7,394,958
TOTAL INSURANCE 55,114,941
MATERIALS - 4.2%
1,394,170 (a) Ardagh Metal Packaging S.A. 5,367,555
104,760 Balchem Corp 16,931,311
1,658,792 (a) Coeur Mining, Inc 29,808,492
107,830 Commercial Metals Co 7,435,957
688,330 (a) Constellium SE 21,530,963
956,040 Hecla Mining Co 17,227,841
142,510 Innospec, Inc 10,867,813
90,360 (a) Intrepid Potash, Inc 3,575,545
84,900 Materion Corp 15,605,469
143,227 Ryerson Holding Corp 3,968,820
406,830 Schweitzer-Mauduit International, Inc 3,775,382
469,630 (a) SSR Mining, Inc 13,530,040
91,200 Stepan Co 4,562,736
255,670 (a) Trimas Corp 9,464,903
TOTAL MATERIALS 163,652,827
MEDIA & ENTERTAINMENT - 1.3%
85,520 (a) Cargurus, Inc 3,118,059
168,490 (a) EverQuote, Inc 2,429,626
557,050 (a),(b) Grindr, Inc 7,447,758
122,800 John Wiley & Sons, Inc (Class A) 5,026,204
213,060 (a) Madison Square Garden Entertainment Corp 14,257,975
610,400 (a) Magnite, Inc 7,822,276
390,400 (a) QuinStreet, Inc 4,981,504
44,270 (a) Sphere Entertainment Co 6,306,262
TOTAL MEDIA & ENTERTAINMENT 51,389,664
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.5%
396,500 (a) 4D Molecular Therapeutics, Inc 3,516,955
551,970 (a) Acadia Pharmaceuticals, Inc 12,391,726
664,300 (a) Adaptive Biotechnologies Corp 9,366,630
907,840 (a) ADMA Biologics, Inc 9,305,360
314,170 (a) Agios Pharmaceuticals, Inc 8,796,760
384,960 (a) Alkermes plc 12,977,001
1,565,200 (a) Allogene Therapeutics, Inc 3,333,876
1,887,776 (a) Altimmune, Inc 4,908,217
64,400 (a) Alumis, Inc 1,590,036
897,570 (a) Amneal Pharmaceuticals, Inc 11,551,726
269,060 (a) AnaptysBio, Inc 17,685,314
1,487,310 (a) Annexon, Inc 8,730,510
117,300 (a) Arcutis Biotherapeutics, Inc 2,723,706
1,624,890 (a) Ardelyx, Inc 10,285,554
397,700 (a) Arvinas, Inc 3,937,230
351,360 (a) Aurinia Pharmaceuticals, Inc 5,405,674
1,010,710 (a) BioCryst Pharmaceuticals, Inc 9,258,104

Quant Small Cap Equity
20
See Notes to Financial Statements
Portfolio of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
110,300 (a) Capricor Therapeutics, Inc $ 3,703,874
401,800 (a) Celldex Therapeutics, Inc 13,211,184
215,430 (a) Cogent Biosciences, Inc 7,710,240
463,244 (a) Cullinan Oncology, Inc 6,045,334
454,400 (a),(b) Definium Therapeutics, Inc 9,942,272
283,050 (a) Dyne Therapeutics, Inc 4,967,527
1,675,750 (a),(b) Editas Medicine, Inc 5,027,250
269,060 (a) First Tracks Biotherapeutics, Inc 6,261,026
368,580 (a) Ideaya Biosciences, Inc 10,725,678
334,320 (a) Indivior Pharmaceuticals, Inc 12,296,290
2,228,000 (a) Iovance Biotherapeutics, Inc 7,486,080
193,800 (a) Keros Therapeutics, Inc 2,155,056
1,526,230 (a) MannKind Corp 4,319,231
108,080 (a) Mirum Pharmaceuticals, Inc 10,517,265
898,270 (a) Myriad Genetics, Inc 4,266,782
199,134 Phibro Animal Health Corp 10,589,946
652,130 (a) Prothena Corp plc 7,212,558
223,590 (a) PTC Therapeutics, Inc 14,546,765
630,210 (a) REGENXBIO, Inc 5,652,984
213,850 (a) Rigel Pharmaceuticals, Inc 6,180,265
1,718,700 (a) Rocket Pharmaceuticals, Inc 5,981,076
164,900 (a) Scholar Rock Holding Corp 7,685,989
103,000 (a) Supernus Pharmaceuticals, Inc 4,944,000
518,760 (a) Syndax Pharmaceuticals, Inc 11,117,027
123,430 (a) Tarsus Pharmaceuticals, Inc 7,851,382
472,170 (a) TG Therapeutics, Inc 15,949,903
306,910 (a) Travere Therapeutics, Inc 12,927,049
151,510 (a) Twist Bioscience Corp 8,855,759
82,700 (a) Tyra Biosciences, Inc 2,873,825
195,100 (a) Vera Therapeutics, Inc 6,947,511
909,980 (a) Vir Biotechnology, Inc 9,295,446
361,470 (a) Viridian Therapeutics, Inc 4,872,616
1,223,570 (a) Xeris Biopharma Holdings, Inc 7,494,366
419,900 (a) Zymeworks, Inc 11,564,046
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 406,941,981
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
1,470,520 (a) Compass, Inc 11,131,836
913,930 (a) Cushman & Wakefield Ltd 12,831,577
657,130 Newmark Group, Inc 10,592,936
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 34,556,349
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
171,330 (a) Ambarella, Inc 11,787,504
175,310 (a) Credo Technology Group Holding Ltd 30,505,693
236,010 (a) Formfactor, Inc 32,080,839
186,000 Kulicke & Soffa Industries, Inc 15,903,000
298,220 (a) Rambus, Inc 34,328,104
230,250 (a) Rigetti Computing, Inc 4,017,863
271,550 (a) Semtech Corp 28,526,328
430,040 (a) SkyWater Technology, Inc 13,718,276
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 170,867,607
SOFTWARE & SERVICES - 4.3%
129,580 (a) ACI Worldwide, Inc 5,600,448
769,360 (a) Amplitude, Inc 5,470,150
470,400 (a) Arteris, Inc 13,622,784
573,910 (a) Asana, Inc 3,627,111
570,100 (a) AvePoint, Inc 5,558,475
103,030 (a) Box, Inc 2,493,326
361,190 (a) Braze, Inc 7,957,016
625,420 (a) Cerence, Inc 5,691,322
473,130 (a),(b) Cipher Mining, Inc 8,393,326
235,800 Clear Secure, Inc 12,589,362
281,690 (a) Clearwater Analytics Holdings, Inc 6,816,898

21
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
84,530 (a) Commvault Systems, Inc $ 8,358,326
104,310 (a),(b) D-Wave Quantum, Inc 2,115,407
517,620 (a) Fastly, Inc 13,072,493
1,044,060 (a) Freshworks, Inc 8,519,530
268,100 (a),(b) HeartFlow, Inc 7,978,656
248,390 (a) Intapp, Inc 5,576,355
535,300 (a) Mitek Systems, Inc 7,472,788
107,000 (a) Q2 Holdings, Inc 5,430,250
354,760 (a) Sprout Social, Inc 2,128,560
84,460 (a) SPS Commerce, Inc 4,739,895
343,840 (a) Tenable Holdings, Inc 7,182,818
480,920 (a) Weave Communications, Inc 2,361,317
784,720 (a) Zeta Global Holdings Corp 14,454,542
TOTAL SOFTWARE & SERVICES 167,211,155
TECHNOLOGY HARDWARE & EQUIPMENT - 6.1%
1,026,750 CommScope Holding Co, Inc 13,137,266
153,060 (a) Diebold Nixdorf, Inc 11,756,539
67,370 ePlus, Inc 5,705,565
584,620 (a) Extreme Networks, Inc 12,914,256
56,620 (a) Fabrinet 38,698,071
76,300 (a) Insight Enterprises, Inc 5,562,270
110,760 (a),(b) IonQ, Inc 4,997,491
193,940 (a) Netscout Systems, Inc 6,535,778
23,503 (a) OSI Systems, Inc 6,743,481
214,091 (a) Sanmina Corp 46,633,302
176,170 (a) Scansource, Inc 7,244,110
269,450 (a) TTM Technologies, Inc 42,632,379
250,180 (a) Viasat, Inc 16,489,364
628,860 Vishay Intertechnology, Inc 18,218,074
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 237,267,946
TELECOMMUNICATION SERVICES - 0.9%
258,440 (a) Bandwidth, Inc 9,513,176
123,550 IDT Corp 6,196,033
2,094,530 (a) Lumen Technologies, Inc 18,515,645
TOTAL TELECOMMUNICATION SERVICES 34,224,854
TRANSPORTATION - 1.2%
56,990 (a) Allegiant Travel Co 4,310,724
237,000 Costamare, Inc 3,938,940
534,200 Marten Transport Ltd 8,055,736
28,870 (a) Matson, Inc 5,035,794
209,000 (a) Skywest, Inc 17,163,080
432,030 (a) Sun Country Airlines Holdings, Inc 6,826,074
TOTAL TRANSPORTATION 45,330,348
UTILITIES - 3.4%
34,440 American States Water Co 2,592,987
259,000 Avista Corp 10,644,900
219,478 Black Hills Corp 16,524,499
158,709 Brookfield Infrastructure Corp 5,872,233
137,070 California Water Service Group 5,789,837
394,880 (a) Hawaiian Electric Industries, Inc 5,950,841
235,690 Northwest Natural Holding Co 12,491,570
213,620 NorthWestern Corp 15,453,271
142,860 ONE Gas, Inc 12,745,969
348,100 Portland General Electric Co 18,076,833
90,800 (b) SJW Corp 5,102,052
179,220 Spire, Inc 16,341,280
97,010 (a) Unitil Corp 5,089,145
TOTAL UTILITIES 132,675,417
TOTAL COMMON STOCKS
(Cost $2,690,277,471) 3,852,720,133

Quant Small Cap Equity
22
See Notes to Financial Statements
Portfolio of Investments April 30, 2026
(continued)
Investments in Derivatives
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
159,976 (d) Eli Lilly & Co 12/31/49 $ 100,785
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 100,785
TOTAL RIGHTS/WARRANTS
(Cost $100,785) 100,785
TOTAL LONG-TERM INVESTMENTS
(Cost $2,690,378,256) 3,852,820,918
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.7%
29,322,471 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3.670%(f) 29,322,471
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $29,322,471) 29,322,471
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.1%
GOVERNMENT AGENCY DEBT - 0.1%
$ 4,600,000 Federal National Mortgage Association Discount Notes 0 .000 05/08/26 4,596,330
TOTAL GOVERNMENT AGENCY DEBT 4,596,330
REPURCHASE AGREEMENT - 0.8%
31,480,000 (g) Fixed Income Clearing Corporation 3 .640 05/01/26 31,480,000
TOTAL REPURCHASE AGREEMENT 31,480,000
TREASURY DEBT - 0.2%
5,000,000 United States Treasury Bill 0 .000 06/09/26 4,980,527
TOTAL TREASURY DEBT 4,980,527
TOTAL SHORT-TERM INVESTMENTS
(Cost $41,057,361) 41,056,857
TOTAL INVESTMENTS - 100.9%
(Cost $2,760,758,088) 3,923,200,246
OTHER ASSETS & LIABILITIES, NET - (0.9)% (34,755,654)
NET ASSETS - 100.0% $ 3,888,444,592
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $75,813,207.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 3.640% dated 4/30/26 to be repurchased at $31,483,183 on 5/1/26, collateralized by Government Agency Securities, with coupon rate
3.500% and maturity date 9/30/27, valued at $32,109,679.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E-Mini Index 235 06/18/26  $ 30,829,692 $ 32,991,650 $ 2,161,958

Portfolio of Investments April 30, 2026
Quant Small/Mid Cap Equity
23
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 97.2%
AUTOMOBILES & COMPONENTS - 1.3%
278,450 (a) Adient plc $ 5,861,373
711,030 (a) American Axle & Manufacturing Holdings, Inc 4,059,981
206,590 (a) BorgWarner, Inc 11,769,432
433,050 (a) Garrett Motion, Inc 11,090,411
TOTAL AUTOMOBILES & COMPONENTS 32,781,197
BANKS - 5.8%
99,116 Ameris Bancorp 8,449,639
181,900 Banc of California, Inc 3,406,987
105,570 (a) Bank of Hawaii Corp 8,393,871
145,864 Bank of NT Butterfield & Son Ltd 8,088,159
164,665 BankUnited, Inc 7,653,629
456,518 (a) Capitol Federal Financial, Inc 3,506,058
84,199 Cathay General Bancorp 4,717,670
111,676 Central Pacific Financial Corp 3,716,577
35,270 (a) Commerce Bancshares, Inc 1,835,098
71,698 (a) Customers Bancorp, Inc 5,468,406
51,285 East West Bancorp, Inc 6,486,014
83,497 (a) Enterprise Financial Services Corp 4,827,797
24,065 (a) FB Financial Corp 1,301,195
256,600 First BanCorp 6,230,248
153,981 (a) First Financial Bankshares, Inc 4,968,967
112,005 (a) First Hawaiian, Inc 3,055,496
348,470 First Horizon National Corp 8,697,811
299,530 (a) FNB Corp 5,346,611
165,000 (a) Hilltop Holdings, Inc 6,215,550
280,110 Home Bancshares, Inc 7,526,556
156,153 National Bank Holdings Corp 6,667,733
156,702 (a) OFG Bancorp 7,202,024
30,200 ServisFirst Bancshares, Inc 2,404,524
123,340 United Bankshares, Inc 5,403,525
161,130 (a) Webster Financial Corp 11,659,367
84,731 (a) Westamerica Bancorporation 4,644,953
TOTAL BANKS 147,874,465
CAPITAL GOODS - 19.8%
23,623 (a) AAR Corp 2,607,271
17,780 Acuity Brands, Inc 5,152,111
20,040 Advanced Drainage Systems, Inc 2,990,970
24,190 Aecom Technology Corp 2,034,379
76,412 Albany International Corp (Class A) 4,434,952
127,624 (a) Allegheny Technologies, Inc 19,840,427
75,740 Allegion plc 10,412,735
43,490 Allison Transmission Holdings, Inc 5,842,881
71,730 (a) American Superconductor Corp 3,840,424
253,490 (a) API Group Corp 11,589,563
37,488 Applied Industrial Technologies, Inc 11,461,956
49,810 (a) Armstrong World Industries, Inc 8,487,126
36,890 (a) Astronics Corp 2,633,946
133,800 Atmus Filtration Technologies, Inc 8,482,920
85,120 (a) Bloom Energy Corp 24,119,603
81,170 Boise Cascade Co 6,434,346
20,150 BWX Technologies, Inc 4,360,258
35,138 Carpenter Technology Corp 15,046,092
19,784 Comfort Systems USA, Inc 36,407,506
79,300 (a) Core & Main, Inc 3,994,341
56,426 Crane Co 10,028,593
30,711 Curtiss-Wright Corp 22,118,062
597,489 (a) DNOW, Inc 8,060,127
29,633 EMCOR Group, Inc 26,422,857

Quant Small/Mid Cap Equity
24
See Notes to Financial Statements
Portfolio of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
50,350 EnerSys $ 10,737,641
41,240 ESCO Technologies, Inc 13,359,698
33,890 (a) Everus Construction Group, Inc 4,996,403
74,751 Federal Signal Corp 9,204,091
137,100 (a),(b) Firefly Aerospace, Inc 4,743,660
79,594 Flowserve Corp 5,861,302
74,420 Franklin Electric Co, Inc 7,456,140
211,250 (a) Hayward Holdings, Inc 3,170,862
134,700 Helios Technologies, Inc 9,213,480
37,551 ITT, Inc 8,048,681
132,100 Kennametal, Inc 5,113,591
67,060 (a) Legence Corp 5,831,538
181,630 Leonardo DRS, Inc 7,379,627
50,110 Lincoln Electric Holdings, Inc 13,279,150
19,600 (a) Mastec, Inc 7,723,380
105,810 Mueller Industries, Inc 14,329,848
283,060 Mueller Water Products, Inc (Class A) 7,894,543
81,920 (a) Newpark Resources, Inc 1,339,392
41,210 Nordson Corp 11,887,025
137,422 nVent Electric plc 19,637,604
6,740 Primoris Services Corp 1,220,951
123,970 (a) Rocket Lab Corp 10,228,765
43,810 (a) SiteOne Landscape Supply, Inc 5,522,251
43,743 (a) SPX Technologies, Inc 9,575,780
17,470 (a) Sterling Construction Co, Inc 9,007,881
60,112 Terex Corp 3,738,966
101,330 Toro Co 9,643,576
89,600 Trinity Industries, Inc 2,921,856
45,480 Tutor Perini Corp 4,226,002
103,533 (a) V2X, Inc 7,020,573
11,460 WESCO International, Inc 4,000,915
159,150 Zurn Elkay Water Solutions Corp 8,269,434
TOTAL CAPITAL GOODS 503,388,052
COMMERCIAL & PROFESSIONAL SERVICES - 2.3%
316,964 (a) ACV Auctions, Inc 1,645,043
164,920 (a),(b) BlackSky Technology, Inc 5,851,362
35,740 (a) Cimpress plc 3,161,560
182,481 (a) ExlService Holdings, Inc 5,817,494
231,120 (a) OPENLANE, Inc 7,266,413
38,210 (a) Paylocity Holding Corp 4,030,773
339,030 (a) Planet Labs PBC 12,533,939
210,250 Tetra Tech, Inc 6,795,280
90,040 TriNet Group, Inc 4,122,031
16,850 (a) Unifirst Corp 4,305,344
271,030 (a) Verra Mobility Corp 4,019,375
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 59,548,614
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.9%
391,030 American Eagle Outfitters, Inc 6,811,742
13,560 (a) Autonation, Inc 2,879,873
8,010 Dillard's, Inc (Class A) 4,559,452
120,100 (a) Etsy, Inc 7,727,234
49,160 (a) Five Below, Inc 11,585,046
10,400 Group 1 Automotive, Inc 3,711,448
22,130 Lithia Motors, Inc (Class A) 6,420,356
296,810 Macy's, Inc 5,802,635
982,860 (a) Petco Health & Wellness Co, Inc 2,791,322
19,710 Pool Corp 4,204,537
582,640 (a) RealReal, Inc 6,927,590
82,173 (a) Sonic Automotive, Inc (Class A) 6,471,124

25
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
739,930 (a) ThredUp, Inc $ 3,174,300
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 73,066,659
CONSUMER DURABLES & APPAREL - 2.3%
181,990 (a) Amer Sports, Inc 6,382,389
5,060 (a) Cavco Industries, Inc 2,565,420
334,790 (a) Figs, Inc 5,008,458
131,240 Hasbro, Inc 12,578,042
102,050 (a) Skyline Champion Corp 7,779,271
159,090 Tapestry, Inc 23,074,414
TOTAL CONSUMER DURABLES & APPAREL 57,387,994
CONSUMER SERVICES - 2.9%
1,155,474 ADT, Inc 8,700,719
23,800 (a) American Public Education, Inc 1,383,970
264,420 Aramark 12,081,350
77,390 (a) Bright Horizons Family Solutions, Inc 6,277,103
286,201 (a) Laureate Education, Inc 8,613,219
160,180 (a) OneSpaWorld Holdings Ltd 3,950,039
129,990 (b) Papa John's International, Inc 4,704,338
81,700 (a) Penn National Gaming, Inc 1,426,482
179,230 Perdoceo Education Corp 6,083,066
308,470 (a) Rush Street Interactive, Inc 8,668,007
68,361 (a) Strategic Education, Inc 5,359,502
576,890 Super Group SGHC Ltd 7,476,495
TOTAL CONSUMER SERVICES 74,724,290
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.8%
24,221 (a) Performance Food Group Co 2,193,454
37,880 (a) Sprouts Farmers Market, Inc 3,100,478
306,180 (a) United Natural Foods, Inc 15,315,123
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 20,609,055
ENERGY - 5.3%
76,140 APA Corp 3,101,182
75,890 Archrock, Inc 2,940,738
297,620 Ardmore Shipping Corp 5,273,826
450,730 Borr Drilling Ltd 2,717,902
37,770 Chord Energy Corp 5,499,312
134,360 Delek US Holdings, Inc 6,259,832
186,750 DHT Holdings, Inc 3,451,140
307,680 (a) Green Plains, Inc 5,347,478
84,250 HF Sinclair Corp 5,662,443
1,571,100 (a) Kosmos Energy Ltd 4,838,988
306,480 Magnolia Oil & Gas Corp 9,267,955
174,700 (a) National Energy Services Reunited Corp 4,357,018
1,138,700 Nordic American Tankers Ltd 6,353,946
735,970 (a) Patterson-UTI Energy, Inc 8,993,553
213,760 PBF Energy, Inc 9,268,634
678,750 Permian Resources Corp 14,674,575
557,340 (a) Talos Energy, Inc 8,872,853
337,720 TechnipFMC plc 25,521,500
261,590 (a) Transocean Ltd 1,784,044
TOTAL ENERGY 134,186,919
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.6%
105,890 Agree Realty Corp 8,165,178
155,634 American Homes 4 Rent 4,955,387
321,315 Brixmor Property Group, Inc 9,668,368
371,300 Broadstone Net Lease, Inc 7,351,740
164,630 Corporate Office Properties Trust 5,144,688
252,780 CubeSmart 10,232,535
33,070 Equity Lifestyle Properties, Inc 2,093,000
156,276 First Industrial Realty Trust, Inc 9,690,675
284,620 Four Corners Property Trust, Inc 7,277,733
117,200 Getty Realty Corp 3,881,664
319,080 Host Hotels & Resorts Inc 6,742,160

Quant Small/Mid Cap Equity
26
See Notes to Financial Statements
Portfolio of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
92,510 InvenTrust Properties Corp $ 2,971,421
236,610 Kimco Realty Corp 5,593,460
231,010 Millrose Properties, Inc 7,085,077
351,960 NETSTREIT Corp 7,239,817
84,700 Pebblebrook Hotel Trust 1,190,035
140,086 Regency Centers Corp 10,905,695
176,854 Sabra Health Care REIT, Inc 3,653,804
237,230 SITE Centers Corp 1,302,393
46,200 Tanger Factory Outlet Centers, Inc 1,713,096
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 116,857,926
FINANCIAL SERVICES - 5.5%
112,200 Ally Financial, Inc 4,980,558
732,730 BGC Group, Inc 8,228,558
178,689 (a) Brightsphere Investment Group, Inc 12,034,704
205,272 Cannae Holdings, Inc 2,773,225
51,500 (a) Cohen & Steers, Inc 3,619,935
71,990 Enact Holdings, Inc 3,076,133
22,640 (a) Enova International, Inc 3,835,442
344,530 (a) Flywire Corp 4,654,600
26,250 Hamilton Lane, Inc 2,414,738
30,100 Houlihan Lokey, Inc 4,657,975
378,330 Invesco Ltd 9,916,029
28,600 Jack Henry & Associates, Inc 4,397,250
82,405 (a) LendingClub Corp 1,406,653
21,630 MarketAxess Holdings, Inc 3,400,020
321,600 MGIC Investment Corp 8,515,968
152,552 (a) NMI Holdings, Inc 5,905,288
114,040 Radian Group, Inc 4,086,053
465,040 (a) Remitly Global, Inc 10,179,726
90,845 Rithm Capital Corp 888,464
536,220 (a) SoFi Technologies, Inc 8,633,142
75,753 StepStone Group, Inc 4,007,334
121,549 (a) StoneX Group, Inc 12,887,840
97,200 TPG, Inc 4,239,864
43,914 Victory Capital Holdings, Inc 3,447,688
450,050 WisdomTree, Inc 7,650,850
TOTAL FINANCIAL SERVICES 139,838,037
FOOD, BEVERAGE & TOBACCO - 1.0%
34,110 Coca-Cola Consolidated Inc 6,994,938
121,030 (a) Darling International, Inc 7,773,757
345,880 Dole plc 5,250,458
218,540 (a) Smithfield Foods, Inc 5,743,231
TOTAL FOOD, BEVERAGE & TOBACCO 25,762,384
HEALTH CARE EQUIPMENT & SERVICES - 3.1%
372,920 (a) Alignment Healthcare, Inc 8,405,617
405,920 (a) Alphatec Holdings, Inc 3,961,779
333,760 (a) BrightSpring Health Services, Inc 16,010,467
931,800 (a) Butterfly Network, Inc 4,463,322
120,730 (a) Doximity, Inc 2,950,641
203,280 (a) Enovis Corp 4,764,883
134,560 (a) Envista Holdings Corp 3,490,487
120,022 (a) LivaNova plc 7,213,322
42,430 (a) Merit Medical Systems, Inc 2,892,877
268,930 (a) Option Care Health, Inc 5,467,347
35,670 (a) PACS Group, Inc 1,196,729
136,550 (a) Pediatrix Medical Group, Inc 3,073,741
176,451 (a) Phreesia, Inc 1,625,114
275,584 (a) Privia Health Group, Inc 6,848,262
213,150 (a) Progyny, Inc 3,960,327
25,900 (a) Sonida Senior Living, Inc 983,164

27
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
110,920 (a) Tandem Diabetes Care, Inc $ 2,165,713
TOTAL HEALTH CARE EQUIPMENT & SERVICES 79,473,792
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
250,250 (a) Reynolds Consumer Products, Inc 5,247,743
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 5,247,743
INSURANCE - 3.1%
55,000 American Financial Group, Inc 7,329,850
93,899 Axis Capital Holdings Ltd 9,428,399
133,830 CNO Financial Group, Inc 5,948,743
266,510 Hamilton Insurance Group Ltd 8,733,533
21,940 Hanover Insurance Group, Inc 4,117,919
30,800 Horace Mann Educators Corp 1,399,552
110,780 (a) Lemonade, Inc 6,274,579
76,090 Mercury General Corp 7,404,318
456,005 (a) Oscar Health, Inc 8,417,852
93,533 Selective Insurance Group, Inc 7,852,095
222,090 (a) SiriusPoint Ltd 5,199,127
36,490 Stewart Information Services Corp 2,553,935
51,750 Unum Group 4,159,665
TOTAL INSURANCE 78,819,567
MATERIALS - 4.6%
165,980 Avient Corp 6,154,538
89,920 (a) Axalta Coating Systems Ltd 2,557,325
47,590 Balchem Corp 7,691,496
839,190 (a) Coeur Mining, Inc 15,080,244
94,770 (a) Compass Minerals International, Inc 2,531,307
451,759 (a) Constellium SE 14,131,022
19,295 Crown Holdings, Inc 1,896,891
129,820 Element Solutions, Inc 5,529,034
116,260 (a) Idaho Strategic Resources, Inc 4,900,359
91,820 Innospec, Inc 7,002,193
56,080 Kaiser Aluminum Corp 9,557,714
69,256 Minerals Technologies, Inc 4,982,277
305,200 (a) Mosaic Co 7,102,004
42,692 Royal Gold, Inc 9,963,459
72,270 Scotts Miracle-Gro Co (Class A) 4,531,329
297,180 (a) SSR Mining, Inc 8,561,756
17,980 Stepan Co 899,539
108,790 (a) Trimas Corp 4,027,406
TOTAL MATERIALS 117,099,893
MEDIA & ENTERTAINMENT - 1.5%
101,400 (a) Cargurus, Inc 3,697,044
112,780 (a) Madison Square Garden Entertainment Corp 7,547,238
304,380 (a) Magnite, Inc 3,900,630
307,630 (a) MediaAlpha, Inc 2,617,931
291,570 News Corp (Class A) 7,674,122
111,090 (a) Roku, Inc 12,948,650
TOTAL MEDIA & ENTERTAINMENT 38,385,615
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.3%
605,560 (a) ADMA Biologics, Inc 6,206,990
65,100 (a) Agios Pharmaceuticals, Inc 1,822,800
174,430 (a) Alkermes plc 5,880,035
590,790 (a) Amneal Pharmaceuticals, Inc 7,603,467
33,800 (a) AnaptysBio, Inc 2,221,674
554,170 (a) Annexon, Inc 3,252,978
182,460 (a) Arcutis Biotherapeutics, Inc 4,236,721
921,490 (a) Ardelyx, Inc 5,833,032
735,750 (a) BioCryst Pharmaceuticals, Inc 6,739,470
229,700 (a) Biohaven Ltd 2,202,823
146,500 (a) Erasca, Inc 1,560,225
147,423 (a) Exelixis, Inc 6,554,427
33,800 (a) First Tracks Biotherapeutics, Inc 786,526

Quant Small/Mid Cap Equity
28
See Notes to Financial Statements
Portfolio of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
455,480 (a) Fortrea Holdings, Inc $ 5,238,020
126,781 (a) Halozyme Therapeutics, Inc 8,070,878
239,940 (a) Innoviva, Inc 5,516,221
13,330 (a) Medpace Holdings, Inc 5,580,738
35,740 (a) Mirum Pharmaceuticals, Inc 3,477,859
34,657 (a) Natera, Inc 7,144,887
66,484 (a) Neurocrine Biosciences, Inc 8,753,948
314,940 (a) Nurix Therapeutics, Inc 5,259,498
1,029,220 (a),(b) Pacific Biosciences of California, Inc 1,636,460
119,607 (a) PTC Therapeutics, Inc 7,781,631
114,800 QIAGEN NV 3,969,784
379,750 (a) Roivant Sciences Ltd 10,834,267
316,130 (a) Syndax Pharmaceuticals, Inc 6,774,666
233,720 (a) TG Therapeutics, Inc 7,895,062
225,690 (a) Travere Therapeutics, Inc 9,506,063
248,080 (a) Ultragenyx Pharmaceutical, Inc 6,125,095
1,088,540 Viatris, Inc 16,262,788
394,400 (a) Vir Biotechnology, Inc 4,028,796
65,000 (a) Xenon Pharmaceuticals, Inc 3,642,600
508,860 (a) Xeris Biopharma Holdings, Inc 3,116,768
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 185,517,197
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
1,178,510 (a) Compass, Inc 8,921,321
450,704 eXp World Holdings, Inc 2,803,379
22,070 (a) Jones Lang LaSalle, Inc 7,021,129
337,760 Newmark Group, Inc 5,444,691
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 24,190,520
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.2%
77,590 (a) Ambarella, Inc 5,338,192
186,190 Amkor Technology, Inc 12,986,752
82,282 (a) Credo Technology Group Holding Ltd 14,317,891
113,930 (a) Formfactor, Inc 15,486,505
137,890 (a) Ichor Holdings Ltd 9,096,603
47,150 Kulicke & Soffa Industries, Inc 4,031,325
23,900 (a) Lattice Semiconductor Corp 2,922,492
37,260 (a) MACOM Technology Solutions Holdings, Inc 10,492,789
53,870 MKS Instruments, Inc 15,285,612
9,260 (a) Onto Innovation, Inc 2,732,256
28,500 (a) Rambus, Inc 3,280,635
143,530 (a) Rigetti Computing, Inc 2,504,599
81,160 (a) Semtech Corp 8,525,858
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 107,001,509
SOFTWARE & SERVICES - 3.5%
136,830 (a) ACI Worldwide, Inc 5,913,792
65,200 Amdocs Ltd 4,216,484
129,700 (a) Appian Corp 2,696,463
22,450 (a) Arteris, Inc 650,152
119,280 (a) BILL Holdings, Inc 4,532,640
196,260 (a) Box, Inc 4,749,492
218,333 Clear Secure, Inc 11,656,799
231,030 (a) Dynatrace, Inc 8,365,596
98,770 (a) Elastic NV 4,585,891
505,630 (a) Fastly, Inc 12,769,686
322,460 (a) Freshworks, Inc 2,631,274
23,250 (a) Hut 8 Corp 1,761,885
138,000 (a) nCino OpCo, Inc 2,412,240
64,180 RingCentral, Inc 2,581,320
164,904 (a) SentinelOne, Inc 2,335,041
28,437 (a) SPS Commerce, Inc 1,595,884
412,870 (a) Unity Software, Inc 10,908,025
53,350 (a) Varonis Systems, Inc 1,403,105
32,660 (a) Workiva, Inc 1,746,657

29
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
137,200 (a) Zeta Global Holdings Corp $ 2,527,224
TOTAL SOFTWARE & SERVICES 90,039,650
TECHNOLOGY HARDWARE & EQUIPMENT - 10.6%
245,100 (a) ADTRAN Holdings, Inc 4,335,819
53,390 Avnet, Inc 4,405,209
120,406 (a) Calix, Inc 5,244,885
8,400 (a) Ciena Corp 4,431,672
56,580 (a) Coherent Corp 18,089,192
600,510 CommScope Holding Co, Inc 7,683,525
92,278 (a) Extreme Networks, Inc 2,038,421
4,450 (a) F5 Networks, Inc 1,441,355
10,991 (a) Fabrinet 7,512,019
96,530 (a) Flextronics International Ltd 8,837,321
79,208 (a),(b) IonQ, Inc 3,573,865
58,550 Jabil Inc 19,760,040
23,900 Littelfuse, Inc 9,659,663
30,560 (a) Lumentum Holdings, Inc 27,574,899
63,980 Napco Security Technologies, Inc 2,991,065
166,540 (a) nLight, Inc 11,632,819
46,550 (a) Plexus Corp 11,664,499
64,980 (a) SanDisk Corp 71,251,220
67,060 TD SYNNEX Corp 15,301,751
91,540 (a) TTM Technologies, Inc 14,483,459
132,830 (a) Viasat, Inc 8,754,825
301,289 Vishay Intertechnology, Inc 8,728,342
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 269,395,865
TELECOMMUNICATION SERVICES - 0.3%
91,650 Iridium Communications, Inc 3,580,765
374,920 (a) Liberty Global Ltd 4,341,574
TOTAL TELECOMMUNICATION SERVICES 7,922,339
TRANSPORTATION - 0.6%
434,790 (a) American Airlines Group, Inc 5,091,391
6,350 CH Robinson Worldwide, Inc 1,154,493
158,720 (a) GXO Logistics, Inc 9,067,674
TOTAL TRANSPORTATION 15,313,558
UTILITIES - 2.8%
779,180 AES Corp 11,259,151
51,410 Black Hills Corp 3,870,659
127,070 Clearway Energy, Inc (Class A) 5,137,440
85,270 Essential Utilities, Inc 3,257,314
72,834 MGE Energy, Inc 5,842,744
50,640 NRG Energy, Inc 7,878,571
217,650 OGE Energy Corp 10,621,320
87,020 ONE Gas, Inc 7,763,924
162,280 Portland General Electric Co 8,427,200
67,070 Southwest Gas Holdings Inc 6,307,934
TOTAL UTILITIES 70,366,257
TOTAL COMMON STOCKS
(Cost $1,805,852,432) 2,474,799,097
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 2.6%
306,280 (b) Vanguard Russell 2000 ETF 34,407,495
117,880 (b) Vanguard Small-Cap ETF 33,523,893
TOTAL INVESTMENT COMPANIES
(Cost $62,637,526) 67,931,388
TOTAL LONG-TERM INVESTMENTS
(Cost $1,868,489,958) 2,542,730,485

Quant Small/Mid Cap Equity
30
See Notes to Financial Statements
Portfolio of Investments April 30, 2026
(continued)
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
4,670,419 (c) State Street Navigator Securities Lending Government Money Market Portfolio 3.670%(d) $ 4,670,419
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $4,670,419) 4,670,419
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.3%
REPURCHASE AGREEMENT - 0.3%
$ 6,840,000 (e) Fixed Income Clearing Corporation 3 .640 05/01/26 6,840,000
TOTAL REPURCHASE AGREEMENT 6,840,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,840,000) 6,840,000
TOTAL INVESTMENTS - 100.3%
(Cost $1,880,000,377) 2,554,240,904
OTHER ASSETS & LIABILITIES, NET - (0.3)% (7,355,080)
NET ASSETS - 100.0% $ 2,546,885,824
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $18,394,652.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 3.640% dated 4/30/26 to be repurchased at $6,840,692 on 5/1/26, collateralized by Government Agency Securities, with coupon rate
3.875% and maturity date 4/30/31, valued at $6,976,972.

Portfolio of Investments April 30, 2026
Large Cap Responsible Equity
31
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.9%
COMMON STOCKS - 98.7%
AUTOMOBILES & COMPONENTS - 1.9%
78,318 (a) Aptiv plc $ 4,719,443
45,807 General Motors Co 3,522,100
302,644 (a) Tesla, Inc 115,498,030
TOTAL AUTOMOBILES & COMPONENTS 123,739,573
BANKS - 3.4%
608,971 Citigroup, Inc 77,936,108
453,547 JPMorgan Chase & Co 142,064,527
TOTAL BANKS 220,000,635
CAPITAL GOODS - 7.4%
33,458 (a) Axon Enterprise, Inc 13,442,086
116,473 Caterpillar, Inc 103,673,782
92,244 Deere & Co 54,411,968
171,788 Eaton Corp plc 74,385,922
41,216 GE Vernova, Inc 44,655,887
400,673 Ingersoll Rand, Inc 31,997,746
43,545 Parker-Hannifin Corp 39,600,694
78,702 Quanta Services, Inc 57,276,955
53,354 Trane Technologies plc 26,278,979
20,252 W.W. Grainger, Inc 23,519,660
76,500 Xylem, Inc 9,039,240
TOTAL CAPITAL GOODS 478,282,919
COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
192,574 Automatic Data Processing, Inc 40,814,133
442,661 (a) Copart, Inc 14,656,506
59,406 Paychex, Inc 5,502,778
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 60,973,417
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.3%
429,774 eBay, Inc 44,473,014
230,819 Home Depot, Inc 75,893,287
98,477 Lowe's Cos, Inc 23,515,323
434,858 TJX Cos, Inc 68,163,991
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 212,045,615
CONSUMER DURABLES & APPAREL - 0.1%
64,048 (a) Deckers Outdoor Corp 6,545,706
TOTAL CONSUMER DURABLES & APPAREL 6,545,706
CONSUMER SERVICES - 2.5%
308,450 Booking Holdings, Inc 51,930,642
200,985 McDonald's Corp 59,007,186
66,932 Royal Caribbean Cruises Ltd 17,653,984
290,877 Starbucks Corp 30,638,075
TOTAL CONSUMER SERVICES 159,229,887
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.4%
121,859 Costco Wholesale Corp 123,629,611
230,180 Target Corp 29,865,855
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 153,495,466
ENERGY - 3.1%
878,850 Baker Hughes Co 61,229,479
449,835 Halliburton Co 19,028,020
73,548 Marathon Petroleum Corp 18,261,233
591,535 ONEOK, Inc 54,693,326
144,258 Phillips 66 25,843,821
69,448 Valero Energy Corp 17,541,176
TOTAL ENERGY 196,597,055
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.3%
27,791 Equinix, Inc 30,092,928
450,850 (b) Prologis, Inc 64,029,717

Large Cap Responsible Equity
32
See Notes to Financial Statements
Portfolio of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
261,485 Welltower, Inc $ 56,831,150
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 150,953,795
FINANCIAL SERVICES - 9.0%
206,382 American Express Co 66,671,705
44,213 Ameriprise Financial, Inc 20,991,890
366,848 Bank of New York Mellon Corp 49,293,366
85,620 Goldman Sachs Group, Inc 79,093,187
179,381 Mastercard, Inc (Class A) 90,214,292
39,717 Moody's Corp 18,343,296
411,428 Morgan Stanley 78,414,063
134,825 Nasdaq Stock Market, Inc 12,391,766
113,440 PayPal Holdings, Inc 5,687,882
112,339 S&P Global, Inc 48,443,947
26,013 Synchrony Financial 1,982,191
337,162 Visa, Inc (Class A) 111,209,514
TOTAL FINANCIAL SERVICES 582,737,099
FOOD, BEVERAGE & TOBACCO - 2.3%
1,541,097 Coca-Cola Co 121,376,800
416,668 Mondelez International, Inc 25,600,082
TOTAL FOOD, BEVERAGE & TOBACCO 146,976,882
HEALTH CARE EQUIPMENT & SERVICES - 1.8%
22,180 Cigna Group 6,445,064
109,665 (a) Cooper Cos, Inc 6,897,928
345,612 (a) Edwards Lifesciences Corp 28,858,602
18,548 Elevance Health, Inc 6,981,838
2,700 Humana, Inc 638,388
64,139 (a) IDEXX Laboratories, Inc 35,969,151
29,484 (a) Insulet Corp 5,075,376
24,128 McKesson Corp 19,669,146
19,103 STERIS plc 4,143,059
TOTAL HEALTH CARE EQUIPMENT & SERVICES 114,678,552
HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
946,525 Procter & Gamble Co 139,224,362
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 139,224,362
INSURANCE - 2.3%
19,757 (a) Arch Capital Group Ltd 1,866,246
117,175 Hartford Financial Services Group, Inc 16,030,712
166,793 Marsh & McLennan Cos, Inc 27,972,854
229,240 Progressive Corp 46,141,427
182,490 Travelers Cos, Inc 55,684,999
TOTAL INSURANCE 147,696,238
MATERIALS - 0.9%
190,842 Ecolab, Inc 49,733,425
266,600 International Paper Co 8,109,972
TOTAL MATERIALS 57,843,397
MEDIA & ENTERTAINMENT - 10.2%
606,630 Alphabet, Inc 231,696,262
719,080 Alphabet, Inc (Class A) 276,701,984
809,789 Comcast Corp (Class A) 21,896,695
200,413 Electronic Arts, Inc 40,557,579
177,756 (a) Live Nation, Inc 28,074,783
416,776 News Corp (Class A) 10,969,544
195,950 (a) Take-Two Interactive Software, Inc 41,886,272
229,246 (a) Warner Bros Discovery, Inc 6,201,104
TOTAL MEDIA & ENTERTAINMENT 657,984,223
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.7%
113,133 AbbVie, Inc 23,907,266
42,166 Agilent Technologies, Inc 4,872,281
145,521 Amgen, Inc 50,386,646
189,751 Bristol-Myers Squibb Co 11,497,013
303,868 Danaher Corp 54,377,179

33
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
121,623 Eli Lilly & Co $ 113,668,856
296,660 Gilead Sciences, Inc 38,814,994
96,158 (a) Vertex Pharmaceuticals, Inc 41,096,006
26,035 West Pharmaceutical Services, Inc 7,747,756
196,891 Zoetis, Inc 22,636,558
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 369,004,555
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
172,339 (a) CBRE Group, Inc 24,597,945
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 24,597,945
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 18.6%
267,614 (a) Advanced Micro Devices, Inc 94,866,487
78,072 Analog Devices, Inc 31,405,243
181,298 Applied Materials, Inc 71,520,248
507,924 Broadcom, Inc 212,022,715
31,171 (a) First Solar, Inc 6,293,113
684,893 (a) Intel Corp 64,708,691
242,913 Lam Research Corp 62,637,546
2,826,133 Nvidia Corp 564,011,363
73,621 NXP Semiconductors NV 21,614,389
261,043 Texas Instruments, Inc 73,373,967
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,202,453,762
SOFTWARE & SERVICES - 8.2%
249,706 Accenture plc 44,624,959
156,362 (a) Adobe, Inc 38,480,688
180,849 (a) Autodesk, Inc 42,861,213
137,494 (a) Cadence Design Systems, Inc 45,316,647
59,528 (a) Datadog, Inc 7,869,006
2,893 (a) Fair Isaac Corp 2,965,325
145,445 (a) Fortinet, Inc 12,262,468
55,325 (a) Gartner, Inc 8,215,209
282,972 International Business Machines Corp 65,360,873
94,358 Intuit, Inc 36,658,083
175,182 (a) Palo Alto Networks, Inc 31,413,636
50,946 (a) PTC, Inc 6,943,940
277,667 Salesforce, Inc 49,016,556
354,350 (a) ServiceNow, Inc 31,292,649
90,925 (a) Synopsys, Inc 43,880,405
267,836 (a) Trimble Inc 18,030,720
66,323 VeriSign, Inc 17,818,337
199,965 (a) Workday, Inc 24,475,716
TOTAL SOFTWARE & SERVICES 527,486,430
TECHNOLOGY HARDWARE & EQUIPMENT - 6.0%
302,509 (a) Arista Networks, Inc 52,246,329
1,062,157 Cisco Systems, Inc 97,187,366
1,211,673 Hewlett Packard Enterprise Co 34,859,832
1,033,406 HP, Inc 21,556,849
182,401 (a) Keysight Technologies, Inc 63,823,934
6,098 Motorola Solutions, Inc 2,677,205
209,352 NetApp, Inc 23,189,921
67,796 Seagate Technology Holdings plc 45,670,098
97,504 Western Digital Corp 42,367,438
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 383,578,972
TELECOMMUNICATION SERVICES - 1.3%
1,153,937 AT&T, Inc 30,152,374
1,139,178 Verizon Communications, Inc 54,714,719
TOTAL TELECOMMUNICATION SERVICES 84,867,093
TRANSPORTATION - 1.0%
579,036 CSX Corp 26,305,605
157,403 (a) Uber Technologies, Inc 11,743,838

Large Cap Responsible Equity
34
See Notes to Financial Statements
Portfolio of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
103,166 Union Pacific Corp $ 27,801,174
TOTAL TRANSPORTATION 65,850,617
UTILITIES - 1.5%
185,161 Atmos Energy Corp 35,176,887
161,287 Consolidated Edison, Inc 17,981,888
78,559 Edison International 5,459,065
32,490 Eversource Energy 2,297,043
782,073 Exelon Corp 35,967,537
TOTAL UTILITIES 96,882,420
TOTAL COMMON STOCKS
(Cost $3,514,146,722) 6,363,726,615
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.2%
200,000 (c),(d) Nuveen ESG Large-Cap ETF 10,360,440
TOTAL INVESTMENT COMPANIES
(Cost $5,657,305) 10,360,440
TOTAL LONG-TERM INVESTMENTS
(Cost $3,519,804,027) 6,374,087,055
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
1,386,997 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3.670%(f) 1,386,997
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,386,997) 1,386,997
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.1%
GOVERNMENT AGENCY DEBT - 0.3%
$ 10,000,000 Federal Home Loan Bank (FHLB) 0.000 10/23/26 9,824,489
10,000,000 Federal Home Loan Bank Discount Notes 0.000 05/27/26 9,973,075
TOTAL GOVERNMENT AGENCY DEBT 19,797,564
REPURCHASE AGREEMENT - 0.7%
49,330,000 (g) Fixed Income Clearing Corporation 3.640 05/01/26 49,330,000
TOTAL REPURCHASE AGREEMENT 49,330,000
TREASURY DEBT - 0.1%
5,000,000 United States Treasury Bill 0.000 06/09/26 4,980,527
TOTAL TREASURY DEBT 4,980,527
TOTAL SHORT-TERM INVESTMENTS
(Cost $74,108,931) 74,108,091
TOTAL INVESTMENTS - 100.0%
(Cost $3,595,299,955) 6,449,582,143
OTHER ASSETS & LIABILITIES, NET - (0.0)% (1,336,681)
NET ASSETS - 100.0% $ 6,448,245,462
ETF Exchange Traded Fund
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,372,758.
(d) Affiliated holding
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 3.640% dated 4/30/26 to be repurchased at $49,334,988 on 5/1/26, collateralized by Government Agency Securities, with coupon rate
3.625% and maturity date 8/31/29, valued at $50,316,757.

35
See Notes to Financial Statements
Investments in Derivatives
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 191 06/18/26  $ 68,373,319 $ 69,177,812 $ 804,493

Emerging Markets Equity
Portfolio of Investments April 30, 2026
36
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.8%
COMMON STOCKS - 98.8%
BRAZIL - 8.2%
5,210,600 B3 SA-Brasil Bolsa Balcao $ 18,972,317
2,154,700 Banco BTG Pactual S.A. - Unit 25,820,893
3,607,166 Itau Unibanco Holding S.A. 31,461,993
2,524,000 Localiza Rent A Car 23,400,953
2,173,800 Petroleo Brasileiro S.A. (Preference) 21,545,722
2,023,000 Vale S.A. 33,165,140
TOTAL BRAZIL 154,367,018
CHINA - 23.6%
3,803,208 Alibaba Group Holding Ltd 62,680,706
3,503,500 (a) Baidu, Inc 55,323,777
1,353,400 (a) BYD Co Ltd (H shares) 18,003,149
18,097,000 China Construction Bank Corp - H 20,427,877
3,366,475 China CSSC Holdings Ltd 20,572,314
3,399,000 China Merchants Bank Co Ltd 20,572,566
382,335 Contemporary Amperex Technology Co Ltd 24,542,582
4,064,268 (a) DiDi Global, Inc (ADR) 14,753,293
1,402,300 JD.com, Inc 21,245,016
8,904,000 Lenovo Group Ltd 13,389,139
772,300 (a),(b) Meituan 8,309,318
85,312 (a),(c) Minimax Group, Inc 7,970,598
190,295 NAURA Technology Group Co Ltd 15,054,695
1,087,900 NetEase, Inc 25,466,845
1,735,079 Ping An Insurance Group Co of China Ltd (Class A) 15,127,267
837,076 Tencent Holdings Ltd 50,837,497
852,844 WuXi AppTec Co Ltd - A 13,817,422
3,281,000 (a),(b) Wuxi Biologics Cayman, Inc 14,018,879
2,680,800 (a),(b) Xiaomi Corp 10,058,897
1,314,100 (a) XPeng, Inc 10,502,964
TOTAL CHINA 442,674,801
HONG KONG - 0.7%
22,290 (a),(d) Asia Pacific Investment Partners Limited 223
1,619,297 (a) Insilico Medicine Cayman TopCo 13,252,689
TOTAL HONG KONG 13,252,912
INDIA - 11.9%
10,091,582 Edelweiss Financial Services Ltd 12,218,109
3,549,717 HDFC Bank Ltd 29,033,387
6,736,488 Kotak Mahindra Bank Ltd 27,358,742
640,673 Larsen & Toubro Ltd 27,215,670
439,955 Lupin Ltd 10,753,871
1,165,896 (a),(d) Malco Energy Ltd 1,486,640
3,027,904 Oil & Natural Gas Corp Ltd 9,598,842
4,233,186 Reliance Industries Ltd 64,202,164
586,459 Sun Pharmaceutical Industries Ltd 11,234,086
1,944,226 (a) Swiggy Ltd 5,578,964
1,165,896 (a),(d) Talwandi Sabo Power Ltd 1,486,640
1,165,896 (a),(d) Vedanta Aluminium Metal Ltd 1,486,640
1,165,896 (a),(d) Vedanta Iron and Steel Ltd 1,486,640
1,165,896 Vedanta Ltd 3,348,195
6,770,663 (a) Zomato Ltd 17,765,620
TOTAL INDIA 224,254,210
INDONESIA - 0.8%
17,951,500 Bank Central Asia Tbk PT 6,086,279
33,474,900 PT Bank Mandiri Persero Tbk 8,517,733
TOTAL INDONESIA 14,604,012
KOREA, REPUBLIC OF - 17.1%
209,847 Celltrion, Inc 28,583,846
93,833 (a) Hynix Semiconductor, Inc 83,677,266
59,017 Hyundai Rotem Co Ltd 10,799,832

37
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
KOREA, REPUBLIC OF (continued)
69,852 LG Chem Ltd $ 18,918,927
60,244 POSCO 19,001,016
880,626 Samsung Electronics Co Ltd 132,611,343
138,821 Samsung Electronics Co Ltd (Preference) 14,983,489
13,977 Samsung Techwin Co Ltd 13,353,161
TOTAL KOREA, REPUBLIC OF 321,928,880
MEXICO - 4.3%
266,762 Fomento Economico Mexicano SAB de C.V. (ADR) 31,541,939
1,363,300 (c) Grupo Financiero Banorte S.A. de C.V. 14,803,260
1,645,800 (c) Grupo Mexico S.A. de C.V. (Series B) 18,013,965
5,189,300 (c) Wal-Mart de Mexico SAB de C.V. 16,359,433
TOTAL MEXICO 80,718,597
SAUDI ARABIA - 0.7%
685,623 Al Rajhi Bank 12,570,165
TOTAL SAUDI ARABIA 12,570,165
SINGAPORE - 1.6%
352,668 (a) Sea Ltd (ADR) 29,934,460
TOTAL SINGAPORE 29,934,460
SOUTH AFRICA - 3.6%
2,221,269 FirstRand Ltd 11,777,343
1,138,951 Shoprite Holdings Ltd 19,196,871
3,646,802 Sibanye Stillwater Ltd 10,902,398
642,689 Sibanye Stillwater Ltd (ADR) 7,725,122
888,895 Standard Bank Group Ltd 17,130,218
TOTAL SOUTH AFRICA 66,731,952
TAIWAN - 22.8%
2,750,000 Chunghwa Telecom Co Ltd 11,807,692
491,000 (a) MediaTek, Inc 40,989,472
4,036,000 Quanta Computer, Inc 40,242,412
4,400,400 Taiwan Semiconductor Manufacturing Co Ltd 305,483,902
6,119,000 United Microelectronics Corp 15,370,050
95,000 Wiwynn Corp 14,263,345
TOTAL TAIWAN 428,156,873
THAILAND - 1.8%
9,383,400 CP Seven Eleven PCL (ADR) 12,547,900
1,850,500 PTT Exploration & Production PCL (ADR) 8,785,903
12,180,600 PTT PCL 13,171,751
TOTAL THAILAND 34,505,554
TURKEY - 1.3%
5,742,649 Akbank TAS 9,300,511
1,706,333 (a) Aselsan Elektronik Sanayi Ve Ticaret AS 15,889,000
TOTAL TURKEY 25,189,511
UNITED STATES - 0.4%
172,468 (a) Globant S.A. 7,110,856
TOTAL UNITED STATES 7,110,856
TOTAL COMMON STOCKS
(Cost $1,270,649,821) 1,855,999,801
TOTAL LONG-TERM INVESTMENTS
(Cost $1,270,649,821) 1,855,999,801
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
1,809,245 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3.670%(f) 1,809,245
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,809,245) 1,809,245

Emerging Markets Equity
38
See Notes to Financial Statements
Portfolio of Investments April 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.1%
REPURCHASE AGREEMENT - 0.5%
$ 9,410,000 (g) Fixed Income Clearing Corporation 3 .640% 05/01/26 $ 9,410,000
TOTAL REPURCHASE AGREEMENT 9,410,000
TREASURY DEBT - 0.6%
10,000,000 United States Treasury Bill 0 .000 05/28/26 9,973,225
TOTAL TREASURY DEBT 9,973,225
TOTAL SHORT-TERM INVESTMENTS
(Cost $19,382,775) 19,383,225
TOTAL INVESTMENTS - 100.0%
(Cost $1,291,841,841) 1,877,192,271
OTHER ASSETS & LIABILITIES, NET - 0.0% 830,827
NET ASSETS - 100.0% $ 1,878,023,098
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $32,387,094 or 1.7% of Total
Investments.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $22,004,989.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 3.640% dated 4/30/26 to be repurchased at $9,410,951 on 5/1/26, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 2/28/30, valued at $9,598,288.

Portfolio of Investments April 30, 2026
International Equity
39
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.2%
COMMON STOCKS - 99.2%
AUSTRALIA - 5.6%
2,320,504 BHP Billiton Ltd $ 91,844,024
924,643 Commonwealth Bank of Australia 116,464,907
12,429,990 Glencore plc 96,603,763
TOTAL AUSTRALIA 304,912,694
BRAZIL - 1.1%
7,270,009 Itau Unibanco Holding S.A. 63,409,606
TOTAL BRAZIL 63,409,606
DENMARK - 2.7%
343,205 DSV AS 84,407,769
1,450,306 Novo Nordisk A.S. 61,690,119
TOTAL DENMARK 146,097,888
FINLAND - 1.5%
4,322,501 Nordea Bank AB publ 81,284,136
TOTAL FINLAND 81,284,136
FRANCE - 8.5%
319,915 (a) Air Liquide 68,826,564
689,406 Airbus SE 142,127,501
458,737 Compagnie de Saint-Gobain 42,029,383
137,296 Essilor International S.A. 29,061,380
104,771 Kering 28,823,896
133,686 L'Oreal S.A. 57,577,081
63,189 LVMH Moet Hennessy Louis Vuitton S.A. 33,756,144
425,333 Vinci S.A. 64,319,808
TOTAL FRANCE 466,521,757
GERMANY - 9.1%
2,371,316 E.ON AG. 52,572,651
398,791 HeidelbergCement AG. 87,990,482
57,749 Rheinmetall AG. 92,098,668
1,144,448 RWE AG. 83,330,114
242,869 SAP AG. 40,776,020
476,224 Siemens AG. 141,515,229
TOTAL GERMANY 498,283,164
INDIA - 0.6%
560,535 HDFC Bank Ltd (ADR) 14,243,194
1,136,172 Reliance Industries Ltd 17,231,632
TOTAL INDIA 31,474,826
INDONESIA - 0.2%
50,759,595 Bank Rakyat Indonesia 8,781,134
TOTAL INDONESIA 8,781,134
ITALY - 2.2%
860,135 Moncler S.p.A 51,927,748
909,034 UniCredit S.p.A 70,252,298
TOTAL ITALY 122,180,046
JAPAN - 21.1%
899,600 Advantest Corp 167,971,993
2,947,570 Daiichi Sankyo Co Ltd, Reg S 47,880,574
2,113,100 (a) Fujitsu Ltd 42,412,758
5,272,510 Hitachi Ltd 167,657,097
3,313,600 Mitsubishi Electric Corp 132,978,000
10,211,789 Mitsubishi UFJ Financial Group, Inc 183,432,682
833,901 Nintendo Co Ltd 40,793,510
1,340,814 ORIX Corp 45,127,095
4,588,235 Sony Corp 91,926,793
3,709,542 Sumitomo Mitsui Financial Group, Inc 130,980,406

International Equity
40
See Notes to Financial Statements
Portfolio of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
JAPAN (continued)
5,442,748 Toyota Motor Corp $ 104,475,768
TOTAL JAPAN 1,155,636,676
KOREA, REPUBLIC OF - 2.4%
876,078 Samsung Electronics Co Ltd 131,926,470
TOTAL KOREA, REPUBLIC OF 131,926,470
MEXICO - 0.8%
191,470 Fomento Economico Mexicano SAB de C.V. (ADR) 22,639,413
1,891,800 Grupo Financiero Banorte S.A. de C.V. 20,541,925
TOTAL MEXICO 43,181,338
NETHERLANDS - 6.4%
83,577 ASML Holding NV 120,814,365
630,823 (b) Heineken NV 49,109,419
3,844,121 ING Groep NV 111,254,152
12,727,989 Koninklijke KPN NV 68,063,475
286,008 (a) Magnum Ice Cream Co NV 4,172,066
TOTAL NETHERLANDS 353,413,477
SOUTH AFRICA - 1.0%
1,102,202 Anglo American plc 54,542,382
TOTAL SOUTH AFRICA 54,542,382
SPAIN - 7.1%
7,293,265 Banco Bilbao Vizcaya Argentaria S.A. 161,052,784
11,868,141 (b) Banco Santander S.A. 144,818,808
3,470,071 Iberdrola S.A. 81,353,077
TOTAL SPAIN 387,224,669
SWITZERLAND - 5.0%
1,107,694 ABB Ltd 112,031,798
306,245 Cie Financiere Richemont S.A. 58,773,704
83,011 Lonza Group AG. 51,036,900
75,679 Zurich Insurance Group AG 52,764,913
TOTAL SWITZERLAND 274,607,315
TAIWAN - 1.5%
206,093 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 81,625,194
TOTAL TAIWAN 81,625,194
UNITED KINGDOM - 8.4%
655,123 AstraZeneca plc 124,291,383
13,457,035 Barclays plc 79,099,252
1,488,327 British American Tobacco plc 87,654,722
1,682,450 HSBC Holdings plc 30,956,770
2,874,289 National Grid plc 51,451,427
183,085 Reckitt Benckiser Group plc 11,649,435
1,271,143 Unilever plc 74,126,858
TOTAL UNITED KINGDOM 459,229,847
UNITED STATES - 14.0%
9,585,177 (a) BP plc 75,874,639
1,048,626 CRH plc 124,178,291
18,219,848 Haleon plc 84,136,868
162,249 Linde plc 81,309,464
310,830 Nestle S.A. 31,468,318
202,421 Novartis AG. 29,915,733
325,476 Roche Holding AG. 132,631,418
3,555,704 Shell plc 161,666,375
1,265,461 Smurfit WestRock plc 48,581,048
TOTAL UNITED STATES 769,762,154
TOTAL COMMON STOCKS
(Cost $3,050,904,206) 5,434,094,773
TOTAL LONG-TERM INVESTMENTS
(Cost $3,050,904,206) 5,434,094,773

41
See Notes to Financial Statements
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
23,826,312 (c) State Street Navigator Securities Lending Government Money Market Portfolio 3.670%(d) $ 23,826,312
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $23,826,312) 23,826,312
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.3%
REPURCHASE AGREEMENT - 0.3%
$ 16,720,000 (e) Fixed Income Clearing Corporation 3 .640 05/01/26 16,720,000
TOTAL REPURCHASE AGREEMENT 16,720,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,720,000) 16,720,000
TOTAL INVESTMENTS - 99.9%
(Cost $3,091,450,518) 5,474,641,085
OTHER ASSETS & LIABILITIES, NET - 0.1% 6,248,448
NET ASSETS - 100.0% $ 5,480,889,533
ADR American Depositary Receipt
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $178,143,687.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 3.640% dated 4/30/26 to be repurchased at $16,721,691 on 5/1/26, collateralized by Government Agency Securities, with coupon rate
3.500% and maturity date 9/30/27, valued at $17,054,550.

International Opportunities
Portfolio of Investments April 30, 2026
42
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.4%
COMMON STOCKS - 98.4%
AUSTRALIA - 1.2%
1,229,900 Australia and New Zealand Banking Group $ 32,668,001
TOTAL AUSTRALIA 32,668,001
BRAZIL - 3.9%
530,910 Empresa Brasileira de Aeronautica S.A. (ADR) 33,288,057
4,243,178 Itau Unibanco Holding S.A. 37,009,341
4,652 (a) Mercadolibre, Inc 8,339,315
3,504,700 WEG S.A. 31,750,241
TOTAL BRAZIL 110,386,954
CANADA - 6.2%
223,147 Agnico-Eagle Mines Ltd 41,961,525
917,326 Brookfield Corp 41,431,111
206,116 (a) Canadian National Railway Co 23,150,969
195,822 Dollarama, Inc 25,026,465
366,533 (a) Shopify, Inc (Class A) 44,490,714
TOTAL CANADA 176,060,784
CHINA - 7.5%
2,523,800 Alibaba Group Holding Ltd 41,594,771
2,394,100 (a) BYD Co Ltd (H shares) 31,846,711
153,300 (b) Laopu Gold Co Ltd 10,945,427
1,438,300 Tencent Holdings Ltd 87,351,174
4,714,000 (a),(c) Wuxi Biologics Cayman, Inc 20,141,724
4,064,000 Zijin Mining Group Co Ltd 18,873,210
TOTAL CHINA 210,753,017
DENMARK - 2.5%
165,664 DSV AS 40,743,371
582,847 Novo Nordisk A.S. 24,791,941
95,733 (a) Zealand Pharma AS 4,527,806
TOTAL DENMARK 70,063,118
FRANCE - 6.9%
209,415 Airbus SE 43,172,863
68,822 Essilor International S.A. 14,567,520
65,958 Kering 18,145,924
105,939 L'Oreal S.A. 45,626,755
65,938 LVMH Moet Hennessy Louis Vuitton S.A. 35,224,685
286,001 (a) SPIE S.A. 16,594,519
523,213 Veolia Environnement 22,126,240
TOTAL FRANCE 195,458,506
GERMANY - 5.3%
104,138 Deutsche Boerse AG. 31,949,301
772,675 Deutsche Telekom AG. 24,957,894
1,271,792 E.ON AG. 28,195,937
5,129 Rheinmetall AG. 8,179,779
232,154 SAP AG. 38,977,046
423,836 (c) Siemens Healthineers AG. 17,379,039
TOTAL GERMANY 149,638,996
HONG KONG - 1.4%
3,591,400 (a) AIA Group Ltd 39,429,130
TOTAL HONG KONG 39,429,130
INDIA - 4.8%
281,588 (a) Axis Bank Ltd 3,776,818
4,734,441 Bharat Electronics Ltd 21,613,719
2,013,614 Bharti Airtel Ltd 40,251,996
650,254 GE T&D India Ltd 30,597,932
1,581,979 ICICI Bank Ltd 21,227,520

43
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
INDIA (continued)
6,615,286 Reliance Strategic Investments Ltd $ 17,247,808
TOTAL INDIA 134,715,793
ITALY - 0.5%
42,832 (b) Ferrari NV 14,822,049
TOTAL ITALY 14,822,049
JAPAN - 14.7%
186,600 Advantest Corp 34,841,678
1,262,500 (a) Fujitsu Ltd 25,340,072
1,784,500 Hitachi Ltd 56,744,148
99,200 (a) Keyence Corp 45,499,660
1,737,200 Mitsubishi Heavy Industries Ltd 51,848,259
1,122,400 (a) Murata Manufacturing Co Ltd 37,223,524
792,800 Softbank Group Corp 27,081,101
2,845,200 Sony Corp 57,004,515
339,100 Sumitomo Electric Industries Ltd 22,324,382
199,800 Taisei Corp 21,666,460
121,600 (a) Tokyo Electron Ltd 35,833,408
TOTAL JAPAN 415,407,207
KOREA, REPUBLIC OF - 6.3%
472,858 (a) Doosan Heavy Industries and Construction Co Ltd 41,210,855
907,832 Samsung Electronics Co Ltd 136,708,228
TOTAL KOREA, REPUBLIC OF 177,919,083
MACAU - 0.5%
3,451,000 (a) Galaxy Entertainment Group Ltd 14,723,221
TOTAL MACAU 14,723,221
MEXICO - 1.8%
181,974 (a) BBB Foods, Inc 6,642,051
360,931 Fomento Economico Mexicano SAB de C.V. (ADR) 42,676,481
TOTAL MEXICO 49,318,532
NETHERLANDS - 4.5%
87,400 ASML Holding NV 126,340,686
TOTAL NETHERLANDS 126,340,686
PORTUGAL - 0.1%
103,055 (a) Jeronimo Martins SGPS S.A. 2,474,647
TOTAL PORTUGAL 2,474,647
SINGAPORE - 2.1%
1,254,100 (a) DBS Group Holdings Ltd 57,827,388
TOTAL SINGAPORE 57,827,388
SPAIN - 1.7%
3,434,434 (b) Banco Santander S.A. 41,908,049
142,139 (a),(b),(d) Let's GOWEX S.A. 1,668
282,352 Merlin Properties Socimi S.A. 4,937,543
TOTAL SPAIN 46,847,260
SWEDEN - 2.3%
1,034,164 (a),(b) Assa Abloy AB 39,802,590
1,351,750 (b) Atlas Copco AB 25,977,433
TOTAL SWEDEN 65,780,023
SWITZERLAND - 3.1%
215,238 Galderma Group AG. 45,155,500
1,481 Givaudan S.A. 5,281,332
57,941 Lonza Group AG. 35,623,340
TOTAL SWITZERLAND 86,060,172
TAIWAN - 8.6%
396,000 (a) MediaTek, Inc 33,058,719
3,035,000 Taiwan Semiconductor Manufacturing Co Ltd 210,695,310
TOTAL TAIWAN 243,754,029
UNITED ARAB EMIRATES - 0.2%
4,302,488 Salik Co PJSC 6,559,564
TOTAL UNITED ARAB EMIRATES 6,559,564
UNITED KINGDOM - 3.6%
845,022 Compass Group plc 23,884,620

International Opportunities
44
See Notes to Financial Statements
Portfolio of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
UNITED KINGDOM (continued)
440,838 Halma plc $ 26,528,594
545,563 RELX plc 19,894,680
548,846 Unilever plc 32,006,021
TOTAL UNITED KINGDOM 102,313,915
UNITED STATES - 8.7%
783,400 (a) BeOne Medicines Ltd 17,782,527
207,499 CRH plc 24,572,032
191,190 (b) GFL Environmental, Inc 7,670,965
31,906 Linde plc 15,989,373
133,276 Roche Holding AG. 54,309,949
221,588 Schneider Electric S.A. 70,511,237
587,188 Smurfit WestRock plc 22,542,147
355,348 Sunbelt Rentals Holdings, Inc 26,709,370
39,586 (a),(b) Waste Connections, Inc 6,520,973
TOTAL UNITED STATES 246,608,573
TOTAL COMMON STOCKS
(Cost $2,064,711,295) 2,775,930,648
TOTAL LONG-TERM INVESTMENTS
(Cost $2,064,711,295) 2,775,930,648
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.8%
51,565,339 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3.670%(f) 51,565,339
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $51,565,339) 51,565,339
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.3%
REPURCHASE AGREEMENT - 1.3%
$ 36,010,000 (g) Fixed Income Clearing Corporation 3 .640 05/01/26 36,010,000
TOTAL REPURCHASE AGREEMENT 36,010,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $36,010,000) 36,010,000
TOTAL INVESTMENTS - 101.5%
(Cost $2,152,286,634) 2,863,505,987
OTHER ASSETS & LIABILITIES, NET - (1.5)% (41,442,027)
NET ASSETS - 100.0% $ 2,822,063,960
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $123,197,601.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $37,520,763 or 1.3% of Total
Investments.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 3.640% dated 4/30/26 to be repurchased at $36,013,641 on 5/1/26, collateralized by Government Agency Securities, with coupon rate
3.375% and maturity date 11/30/27, valued at $36,730,251.

Portfolio of Investments April 30, 2026
Quant International Small Cap Equity
45
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 92.0%
AUSTRALIA - 6.4%
1,179,379 AGL Energy Ltd $ 8,171,870
283,029 (a) Austal Ltd 853,456
1,187,184 Downer EDI Ltd 6,379,241
210,288 EBOS Group Ltd 2,643,565
1,382,335 GPT Group 4,767,459
133,743 Growthpoint Properties Australia Ltd 211,672
2,936,100 HomeCo Daily Needs REIT 2,700,535
644,533 Lend Lease Corp Ltd 1,572,129
387,932 (a),(b) Liontown Resources Ltd 679,227
177,696 Lovisa Holdings Ltd 3,076,346
6,607,014 Macmahon Holdings Ltd 3,472,406
1,900,054 Macquarie CountryWide Trust 5,391,200
880,876 Magellan Financial Group Ltd 6,531,064
4,388,277 Mirvac Group 5,421,476
6,913,208 Nine Entertainment Co Holdings Ltd 4,783,603
2,904,308 Perenti Ltd 3,930,947
1,245,331 Perseus Mining Ltd 4,990,898
342,237 Region RE Ltd 572,299
10,257,131 (a) Resolute Mining Ltd 8,777,289
168,439 Service Stream Ltd 237,474
1,222,744 SRG Global Ltd 2,554,032
1,256,228 Vault Minerals Ltd 4,191,100
607,744 Ventia Services Group Pty Ltd 2,339,620
58,125 (a) Virgin Australia Holdings Ltd 90,808
2,522,083 Westgold Resources Ltd 10,015,672
428,229 Worley Ltd 3,668,305
TOTAL AUSTRALIA 98,023,693
AUSTRIA - 1.2%
277,082 (a) ams-OSRAM AG. 4,450,391
115,971 AT&S Austria Technologie & Systemtechnik AG. 12,846,530
42,114 (a) Uniqa Versicherungen AG. 808,082
TOTAL AUSTRIA 18,105,003
BELGIUM - 1.1%
19,690 (a) Dredging Environmental & Marine Engineering NV 4,493,175
77,932 Fagron NV 2,198,456
116,781 (a) Galapagos NV 3,279,032
49,005 KBC Ancora 4,473,335
392,475 Proximus plc 2,998,689
TOTAL BELGIUM 17,442,687
BRAZIL - 1.3%
384,723 Alpargatas S.A. 933,877
1,318,982 (a) Banco do Estado do Rio Grande do Sul 4,160,608
796,966 Bradespar S.A. 3,692,071
779,863 Cia de Ferro Ligas da Bahia FERBASA 1,211,104
18,020 (a) ERO Copper Corp 465,773
2,139,345 Fleury S.A. 6,947,104
939,712 (a) Metalurgica Gerdau S.A. 1,884,434
TOTAL BRAZIL 19,294,971
CANADA - 6.3%
269,180 (a) Advantage Energy Ltd 2,047,064
203,011 (b) Altus Group Ltd 6,749,348
79,772 Badger Infrastructure Solutions Ltd 3,858,373
850,553 (a) Bausch Health Cos, Inc 4,877,835
367,356 Baytex Energy Corp 1,863,351
138,604 Boardwalk REIT 6,926,374
685,941 (a) Centerra Gold, Inc 11,937,752
47,207 Definity Financial Corp 2,406,659
12,464 Enerflex Ltd 334,459

Quant International Small Cap Equity
46
See Notes to Financial Statements
Portfolio of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
CANADA (continued)
898,002 Equinox Gold Corp $ 12,547,633
729,022 (a) Fortuna Silver Mines, Inc 7,030,727
1,897 Killam Apartment REIT 23,783
282,581 (a) MDA Ltd 8,641,672
107,908 Northland Power Income Fund 1,855,730
211,752 OR Royalties, Inc 7,799,133
210,586 Primaris REIT 2,925,430
177,910 Slate Grocery REIT 2,113,938
3,380 (a),(c) Spin Master Corp 51,359
33,090 Strathcona Resources Ltd 1,039,703
51,099 Topaz Energy Corp 1,186,485
275,640 Triple Flag Precious Metals Corp 8,798,727
52,105 (a) Wesdome Gold Mines Ltd 925,987
TOTAL CANADA 95,941,522
CHILE - 0.0%
180,171 Inversiones Aguas Metropolitanas S.A. 196,228
TOTAL CHILE 196,228
CHINA - 3.6%
246,000 (a),(c) Alphamab Oncology 327,028
250,000 Beauty Farm Medical And Health Industry, Inc 653,687
2,050,000 (a) Beijing Jingneng Clean Energy Co Ltd 580,410
33,500 (a) Binjiang Service Group Co Ltd 99,655
686,000 (a) China Communications Services Corp Ltd 376,610
2,104,000 (a) China Foods Ltd 993,910
1,651,000 (a) China Lesso Group Holdings Ltd 981,999
4,565,760 (a),(b),(d) China Zhongwang Holdings Ltd 5,829
390,000 (a) Harbin Power Equipment 1,164,438
448,304 (a),(b) iQIYI, Inc (ADR) 528,999
452,500 JNBY Design Ltd 1,237,478
136,100 JOYY, Inc (ADR) 8,028,539
1,377,500 (a) Kingboard Chemical Holdings Ltd 7,808,693
1,161,725 (a),(c) Legend Holdings Corp 1,412,144
12,467,000 (a) Lonking Holdings Ltd 5,307,144
990,500 (a) NetDragon Websoft Holdings Ltd 1,095,257
131,884 Noah Holdings Ltd (ADR) 1,372,912
10,204,000 (a) Shougang Fushan Resources Group Ltd 3,621,720
1,350,351 Tuya, Inc (ADR) 3,105,807
361,400 Weibo Corp 2,992,104
691,200 (a) Xinte Energy Co Ltd 577,364
2,263,000 (a),(b) Xtep International Holdings Ltd 1,242,942
2,862,200 (a) Yangzijiang Shipbuilding Holdings Ltd 9,761,429
1,508,000 (a),(b) YSB, Inc 995,386
190,000 (a) Yuexiu Transport Infrastructure Ltd 96,771
TOTAL CHINA 54,368,255
COLOMBIA - 0.0%
75,418 (a) Mineros S.A. 281,069
TOTAL COLOMBIA 281,069
CZECH REPUBLIC - 0.1%
15,234 (b) Colt CZ Group SE 780,633
515 Philip Morris CR AS. 470,952
TOTAL CZECH REPUBLIC 1,251,585
DENMARK - 0.6%
1,287,554 Alm Brand AS 3,004,963
642,787 H Lundbeck A.S. 4,321,200

47
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
DENMARK (continued)
175,371 (c) Scandinavian Tobacco Group A.S. $ 1,856,405
TOTAL DENMARK 9,182,568
EGYPT - 0.0%
1,080,206 E-Finance for Digital & Financial Investments 414,770
TOTAL EGYPT 414,770
FINLAND - 0.1%
264,717 Tokmanni Group Corp 2,364,313
TOTAL FINLAND 2,364,313
FRANCE - 1.6%
105,065 Carmila S.A. 2,098,481
1,589,091 (a) Louis Hachette Group 3,089,147
10,301 (a) Societe Fonciere Financiere et de Participations FFP 780,860
134,741 Societe Television Francaise 1 1,071,782
166,952 (a) SPIE S.A. 9,686,988
449,812 (a) Ubisoft Entertainment 2,624,116
45,057 (a) Wendel 4,464,868
TOTAL FRANCE 23,816,242
GERMANY - 2.6%
20,054 (a) Atoss Software AG. 1,864,081
6,349 (a) Cewe Stiftung & Co KGAA 703,502
285,593 (a) Deutz AG. 3,339,568
4,186 (a) Friedrich Vorwerk Group SE 359,068
86,436 (a) Hensoldt AG. 7,799,458
33,274 Hornbach Holding AG. & Co KGaA 3,163,495
8,786 (a),(c) JOST Werke SE 534,145
174,587 (a) Nordex AG. 9,955,372
45,947 (a) Pfisterer Holding SE 5,593,947
8,135 (a) Tkms AG.& Co KGaA 836,461
659,147 TUI AG. 4,905,223
TOTAL GERMANY 39,054,320
HONG KONG - 0.3%
180,000 Chow Sang Sang Hldg 269,997
978,800 (a) Dah Sing Banking Group Ltd 1,575,266
72,800 (a) Dah Sing Financial Holdings Ltd 383,124
2,751,800 Hutchison Port Holdings Trust 577,878
635,000 Hysan Development Co Ltd 1,591,817
100,800 Luk Fook Holdings International Ltd 289,087
501,000 (a) PAX Global Technology Ltd 249,460
607,500 SmarTone Telecommunications Holding Ltd 389,358
TOTAL HONG KONG 5,325,987
INDIA - 5.6%
58,279 Ajanta Pharma Ltd 1,738,442
9,487 Alkyl Amines Chemicals 152,402
236,734 (a) Borosil Renewables Ltd 1,257,217
240,720 Central Depository Services India Ltd 3,245,670
550,642 Chambal Fertilisers and Chemicals Ltd 2,541,347
30,239 CIE Automotive India Ltd 151,777
218,104 Emami Ltd 1,026,410
8,472 ESAB India Ltd 561,451
119,143 Finolex Cables Ltd 1,248,428
84,855 Garden Reach Shipbuilders & Engineers Ltd 2,636,844
256,974 GE T&D India Ltd 12,092,002
91,221 (c) Gland Pharma Ltd 1,690,125
83,941 GlaxoSmithKline Pharmaceuticals Ltd 2,073,045
9,334 Gulf Oil Lubricants India Ltd 97,213
14,273,758 IRB Infrastructure Developers Ltd 3,260,753
157,097 JB Chemicals & Pharmaceuticals Ltd 3,387,005
9,909 (a) Maharashtra Scooters Ltd 1,284,796
179,965 Maharashtra Seamless Ltd 1,217,508
331,458 (a) Max Financial Services Ltd 5,537,585
579,868 MOIL Ltd 1,911,904
1,376,415 (a) National Aluminium Co Ltd 5,823,785

Quant International Small Cap Equity
48
See Notes to Financial Statements
Portfolio of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
INDIA (continued)
188,201 (a) RR Kabel Ltd $ 3,132,470
257,726 (a),(c) Syngene International Ltd 1,276,196
188,706 Tamilnad Mercantile Bank Ltd 1,476,460
82,231 Tata Elxsi Ltd 3,601,100
160,148 Tata Investment Corp Ltd 1,214,013
778,814 Tata Technologies Ltd 4,793,818
439,989 TD Power Systems Ltd 5,365,335
505,979 Triveni Turbine Ltd 3,069,771
39,095 Voltamp Transformers Ltd 4,864,111
3,172,114 ZEE Telefilms Ltd 3,015,053
TOTAL INDIA 84,744,036
INDONESIA - 1.4%
9,075,400 (a) Bank Tabungan Negara Persero Tbk PT 712,296
19,775,837 Industri Jamu Dan Farmasi Sido Muncul Tbk PT 571,226
40,543,000 Kalbe Farma Tbk PT 2,032,424
5,510,388 Nickel Industries Ltd 4,179,296
37,058,300 PT Aneka Tambang Tbk 8,042,185
30,860,125 PT Perusahaan Gas Negara Persero Tbk 3,471,717
1,940,300 PT Tambang Batubara Bukit Asam Tbk 321,702
4,310,400 PT Vale Indonesia Tbk 1,710,422
TOTAL INDONESIA 21,041,268
IRAQ - 0.0%
4,712,000 (a) United Energy Group Ltd 288,766
TOTAL IRAQ 288,766
IRELAND - 0.1%
53,298 Glanbia plc 1,237,302
TOTAL IRELAND 1,237,302
ISRAEL - 3.1%
941,988 Bezeq Israeli Telecommunication Corp Ltd 2,562,602
53,621 (a) Camtek Ltd 10,252,148
18,235 (a) Equital Ltd 784,489
938,571 Gazit Globe Ltd 3,313,578
74,022 Ituran Location and Control Ltd 4,263,667
24,421 (a) Nova Measuring Instruments Ltd 12,194,296
153,749 Plus500 Ltd 9,339,270
110,807 (a) Radware Ltd 2,969,628
231,335 Sella Capital Real Estate Ltd 864,830
12,136 Summit Real Estate Holdings Ltd 227,256
TOTAL ISRAEL 46,771,764
ITALY - 1.4%
483,010 (a),(b) Amplifon S.p.A. 5,350,418
32,297 (a),(b) Banco di Desio e della Brianza S.p.A. 350,280
436,282 (a),(b) Fincantieri S.p.A 6,135,684
2,183,017 (a) MFE-MediaForEurope NV 7,449,444
515,838 (a),(b),(c) Nexi S.p.A 2,458,783
14,973 (a),(c) Technogym S.p.A 352,762
TOTAL ITALY 22,097,371
JAPAN - 20.1%
270,600 (a) AEON Financial Service Co Ltd 2,691,010
141,400 (a) Aichi Corp 1,263,468
380,100 (a) Anritsu Corp 9,949,924
78,100 (a) Asahi Intecc Co Ltd 1,643,425
33,000 Axial Retailing, Inc 237,769
51,614 Bunka Shutter Co Ltd 608,285
50,600 C Uyemura & Co Ltd 7,575,362
90,700 Central Glass Co Ltd 2,373,943
81,000 (a) Chudenko Corp 2,460,859
162,600 (a),(b) Cybozu, Inc 2,166,971
98,700 Daicel Chemical Industries Ltd 773,890
483,500 Dai-Dan Co Ltd 8,635,326
83,000 Doshisha Co Ltd 1,733,216
124,800 DOWA HOLDINGS CO Ltd 7,594,271

49
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
JAPAN (continued)
153,100 Elecom Co Ltd $ 1,585,249
243,800 Electric Power Development Co 5,966,497
113,300 (a) Exedy Corp 4,435,741
198,050 Fuji Machine Manufacturing Co Ltd 7,715,584
2,500 Fukuda Denshi Co Ltd 161,355
731 (a) Global One Real Estate Investment Corp 570,898
226,300 (a),(b) GMO Financial Holdings, Inc 1,488,612
294,800 GungHo Online Entertainment, Inc 4,664,114
13,600 Happinet Corp 231,857
297,700 Heiwa Corp 3,440,635
52,300 (a) Heiwa Real Estate Co Ltd 811,442
56,400 Hirose Electric Co Ltd 7,840,707
3,022 (a) Ichigo Office REIT Investment Corp 1,752,759
203,100 Inaba Denki Sangyo Co Ltd 3,426,262
1,147,700 (a),(b) Infomart Corp 3,186,976
281,900 (a) JAC Recruitment Co Ltd 1,556,158
383,400 (a),(b) Jafco Co Ltd 5,271,357
288,900 (a) Japan Aviation Electronics Industry Ltd 4,416,972
650,400 Japan Material Co Ltd 7,488,386
157,400 Japan Securities Finance Co Ltd 2,166,946
26,800 Justsystems Corp 637,229
137,000 Kaken Pharmaceutical Co Ltd 3,566,097
112,600 (a),(b) Kanamoto Co Ltd 3,319,191
60,400 (a) Kandenko Co Ltd 2,634,739
111,400 (a) KH Neochem Co Ltd 1,967,370
222,000 (a) Koei Tecmo Holdings Co Ltd 2,199,353
437,700 Koito Manufacturing Co Ltd 7,101,423
217,700 Konica Minolta Holdings, Inc 692,279
168,300 (a) Matsui Securities Co Ltd 989,965
15,100 (a) Maxvalu Tokai Co Ltd 331,312
9,600 (a) Micronics Japan Co Ltd 807,125
380,100 Mitsubishi Materials Corp 12,525,331
13,000 (a) Mitsubishi Research Institute, Inc 373,191
10,200 Mitsui Mining & Smelting Co Ltd 2,802,536
116,700 Miura Co Ltd 2,416,870
204,600 Mixi Inc 3,379,815
21,500 (a) Morita Holdings Corp 345,459
259,500 (a) NGK Insulators Ltd 8,215,908
217,000 Nippon Kayaku Co Ltd 2,406,675
132,400 Nippon Light Metal Holdings Co Ltd 2,424,846
5,400 Nippon System Development Co Ltd 92,699
39,600 (a) Nishio Rent All Co Ltd 1,092,421
50,500 (a) Noevir Holdings Co Ltd 1,410,377
221,750 NOF Corp 4,528,797
286,700 (a) Nomura Co Ltd 2,141,590
299,800 (a) Noritsu Koki Co Ltd 3,990,918
812,900 NSK Ltd 6,602,666
700 (a) OBIC Business Consultants Ltd 27,513
147,100 Oki Electric Industry Co Ltd 3,182,297
301,100 Orient Corp 1,954,906
37,700 PALTAC Corp 1,113,574
482,200 (a) Pigeon Corp 5,196,074
48,800 Prima Meat Packers Ltd 778,684
16,800 Raito Kogyo Co Ltd 409,393
43,200 (a) Rorze Corp 1,035,564
67,700 (a),(b) SanBio Co Ltd 821,755
121,800 Sangetsu Co Ltd 2,318,599
359,100 Sanki Engineering Co Ltd 5,533,918
544,200 Santen Pharmaceutical Co Ltd 5,608,241
41,100 Sanyo Chemical Industries Ltd 1,309,747
78,500 (a) Sanyo Denki Co Ltd 3,475,338
254,800 (a) Septeni Holdings Co Ltd 685,065

Quant International Small Cap Equity
50
See Notes to Financial Statements
Portfolio of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
JAPAN (continued)
188,875 Shiga Bank Ltd $ 2,328,596
249,500 (a) Shimamura Co Ltd 5,217,738
55,600 Shin Nippon Air Technologies Co Ltd 1,272,495
22,900 Shinko Plantech Co Ltd 330,365
37,300 Shinmaywa Industries Ltd 609,756
102,100 Shinnihon Corp 1,257,575
102,300 (a) Shizuoka Gas Co Ltd 919,982
132,300 (a) Shoei Co Ltd 1,474,004
383,200 Square Enix Co Ltd 6,014,004
33,800 (a) Sumitomo Heavy Industries Ltd 1,143,576
207,600 Sumitomo Osaka Cement Co Ltd 5,169,949
162,800 Suruga Bank Ltd 2,413,830
44,100 Suzuken Co Ltd 1,560,971
1,404,400 Systena Corp 3,841,823
231,700 Taiyo Ink Manufacturing Co Ltd 7,137,915
100,050 TechMatrix Corp 1,161,586
83,700 (a) TKC 1,917,910
149,200 (a) Toenec Corp 2,324,687
564,200 Tokai Tokyo Securities Co Ltd 2,542,011
61,800 Tokyo Kiraboshi Financial Group, Inc 4,599,188
23,200 TOMONY Holdings, Inc 131,009
19,000 Topre Corp 288,748
576,100 UACJ Corp 10,164,666
149,300 Wacom Co Ltd 687,185
119,200 (a) Wakita & Co Ltd 1,378,490
8,900 Yamaguchi Financial Group, Inc 152,928
304,700 Yodogawa Steel Works Ltd 2,616,206
97,300 (a) Yurtec Corp 1,558,495
275,500 Zenkoku Hosho Co Ltd 5,550,299
28,200 Zuken, Inc 796,102
TOTAL JAPAN 306,895,165
KOREA, REPUBLIC OF - 5.4%
15,292 (a) Cafe24 Corp 261,371
130,649 CS Wind Corp 6,359,884
65,944 Daesang Corp 924,268
27,070 Daewoong Co Ltd 416,841
19,372 Daishin Securities Co Ltd PF 310,995
606,996 DGB Financial Group, Inc 7,855,196
175,342 (a) Doosan Bobcat, Inc 8,623,966
118,758 (a) Doosan Fuel Cell Co Ltd 4,969,663
41,085 DoubleUGames Co Ltd 1,698,221
7,013 Eo Technics Co Ltd 2,264,268
49,850 Green Cross Holdings Corp 471,752
13,073 HD Hyundai Heavy Industries Co Ltd 6,088,045
105,911 (a) HSD Engine Co Ltd 6,342,063
18,224 Hyundai Marine & Fire Insurance Co Ltd 375,598
16,870 Hyundai Wia Corp 949,764
65,626 ISC Co Ltd 10,977,512
120,646 LEENO Industrial, Inc 9,851,828
3,899 LG Innotek Co Ltd 1,524,337
343,025 Samsung Engineering Co Ltd 12,423,329
44,209 SK REITs Co Ltd 201,597
TOTAL KOREA, REPUBLIC OF 82,890,498
KUWAIT - 0.5%
667,241 Boubyan Petrochemicals Co KSCP 1,332,312
134,814 Boursa Kuwait Securities Co KPSC 1,236,438
306,305 Humansoft Holding Co KSC 2,393,283
1,278,147 Kuwait Telecommunications Co 2,693,461
695,133 National Investments Co KSCP 590,016
TOTAL KUWAIT 8,245,510
MALAYSIA - 0.4%
884,600 Bursa Malaysia BHD 1,904,401

51
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MALAYSIA (continued)
3,036,600 Inari Amertron Bhd $ 1,518,459
20,600 (a) Oriental Holdings BHD 37,450
1,767,800 Sime Darby BHD 963,504
275,600 United Plantations BHD 2,202,580
TOTAL MALAYSIA 6,626,394
MEXICO - 0.7%
1,752,190 (b),(c) Banco del Bajio S.A. 5,484,715
326,175 (a) Concentradora Fibra Danhos S.A. de C.V. 517,220
972,842 (c) FIBRA Macquarie Mexico 2,410,873
506,533 La Comer SAB de C.V. 1,151,178
317,443 Megacable Holdings SAB de C.V. 1,111,237
TOTAL MEXICO 10,675,223
NETHERLANDS - 0.5%
705,470 (a) Koninklijke BAM Groep NV 7,759,908
TOTAL NETHERLANDS 7,759,908
NEW ZEALAND - 0.1%
223,231 Mercury NZ Ltd 883,554
TOTAL NEW ZEALAND 883,554
NORWAY - 1.0%
4,215,796 (a) Norwegian Air Shuttle AS 6,609,318
415,934 Storebrand ASA 8,040,400
TOTAL NORWAY 14,649,718
PERU - 0.2%
446,912 (a) Hochschild Mining plc 3,815,541
TOTAL PERU 3,815,541
PHILIPPINES - 0.1%
920,400 Aboitiz Equity Ventures, Inc 435,684
1,814,100 LT Group, Inc 442,643
299,700 Semirara Mining & Power Corp 126,843
TOTAL PHILIPPINES 1,005,170
POLAND - 0.2%
105,161 (a),(c) XTB S.A. 2,959,176
TOTAL POLAND 2,959,176
QATAR - 0.2%
925,548 Barwa Real Estate Co 599,588
635,326 Qatar Navigation QSC 1,796,395
429,755 United Development Co QSC 100,452
1,099,471 Vodafone Qatar QSC 804,914
TOTAL QATAR 3,301,349
RUSSIA - 0.0%
81,310 (a),(d) Sistema PJSFC (GDR) 813
TOTAL RUSSIA 813
SAUDI ARABIA - 1.6%
20,688 (a) Al Majed for Oud Co 809,988
300,717 Al Masane Al Kobra Mining Co 6,545,007
104,928 Arabian Cement Co 663,674
223,286 (c) Arabian Centres Co 1,046,849
15,563 Derayah Financial Co 92,547
2,591,167 Electrical Industries Co 12,586,119
12,212 Nahdi Medical Co 342,789
23,561 (a) Rasan Information Technology Co 888,583
230,164 Riyadh Cement Co 1,471,012
TOTAL SAUDI ARABIA 24,446,568
SINGAPORE - 0.9%
294,400 (a) Raffles Medical Group Ltd 230,145
431,600 (a) Sheng Siong Group Ltd 1,028,818
697,900 (a) Venture Corp Ltd 8,907,945
18,962,200 Yangzijiang Financial Holding Ltd 3,903,847
TOTAL SINGAPORE 14,070,755
SOUTH AFRICA - 0.9%
138,785 (a) Exxaro Resources Ltd 1,832,220

Quant International Small Cap Equity
52
See Notes to Financial Statements
Portfolio of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
SOUTH AFRICA (continued)
190,735 JSE Ltd $ 1,804,010
2,618,446 Momentum Metropolitan Holdings 5,949,763
33,838 Santam Ltd 810,325
921,464 Telkom S.A. Ltd 3,324,628
TOTAL SOUTH AFRICA 13,720,946
SPAIN - 0.8%
237,005 Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros 331,012
283,584 Prosegur Cia de Seguridad S.A. 896,972
3,372,493 (b),(c) Unicaja Banco S.A. 10,948,234
TOTAL SPAIN 12,176,218
SWEDEN - 3.6%
487,203 (a),(c) Ambea AB 7,392,937
539,287 Arjo AB 1,423,522
640,000 (a),(c) Attendo AB 7,404,477
547,074 (a) BioGaia AB 7,061,470
229,077 (a) Bure Equity AB 6,667,850
116,595 (a) Creades AB 898,125
56,861 (a) Dios Fastigheter AB 391,922
390,795 (a) Electrolux Professional AB 1,965,554
610,470 (a),(b) Embracer Group AB 4,210,376
649,645 (a),(b) Indie Games Holding AB 1,534,573
51,365 (a),(b) Loomis AB 2,380,000
34,640 Medicover AB 778,511
74,178 (a) Modern Times Group MTG AB 1,011,509
53,127 (a),(b) NCC AB (B Shares) 1,146,235
197,829 (a) Nolato AB 1,062,773
67,160 (a) Paradox Interactive AB 980,549
259,516 Ratos AB (B Shares) 922,323
780,347 (a),(c) Scandic Hotels Group AB 7,610,279
TOTAL SWEDEN 54,842,985
SWITZERLAND - 1.9%
53,466 (a) Accelleron Industries AG. 5,728,337
37,017 (b) Adecco S.A. 853,056
10,133 Allreal Holding AG. 2,767,227
40,348 (a) Bachem Holding AG. 3,668,292
20,995 (a) Burkhalter Holding AG. 4,984,525
78,775 DKSH Holding AG. 6,013,601
10,908 Huber & Suhner AG. 3,168,000
5,712 Intershop Holding AG. 1,239,848
TOTAL SWITZERLAND 28,422,886
TAIWAN - 7.3%
700,000 Arcadyan Technology Corp 3,544,472
593,000 Ardentec Corp 3,722,929
134,000 ASROCK, Inc 1,014,674
1,590,000 Capital Securities Corp 1,417,671
849,000 China Bills Finance Corp 450,163
3,683,000 ChipMOS Technologies, Inc 8,278,332
1,590,000 (a) Compeq Manufacturing Co Ltd 12,398,726
335,000 (a) Ennostar, Inc 790,162
157,000 Genius Electronic Optical Co Ltd 2,550,603
2,594,000 Greatek Electronics, Inc 6,959,104
344,000 King Yuan Electronics Co Ltd 3,363,426
45,000 LuxNet Corp 894,485
230,000 Nan Ya Printed Circuit Board Corp 7,449,305
323,000 Powertech Technology, Inc 2,118,366
2,244,000 Sigurd Microelectronics Corp 12,947,494
37,000 Taiwan-Sogo Shinkong Security Corp 47,061
1,207,000 Tong Hsing Electronic Industries Ltd 6,664,870
762,000 Tripod Technology Corp 10,978,312
280,000 United Integrated Services Co Ltd 8,542,307
378,000 Visual Photonics Epitaxy Co Ltd 4,211,142
377,000 Wistron NeWeb Corp 2,595,521

53
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TAIWAN (continued)
117,000 Wowprime Corp $ 839,463
439,000 Yankey Engineering Co Ltd 8,845,142
19,000 Yuanta Futures Co Ltd 59,720
TOTAL TAIWAN 110,683,450
THAILAND - 0.9%
717,500 Bangkok Life Assurance PCL 438,017
411,800 Betagro PCL 284,391
7,156,500 KCE Electronics PCL 6,907,019
1,337,600 Regional Container Lines PCL 1,261,790
5,987,600 (a) Thai Life Insurance PCL 1,935,080
923,800 Tisco Bank PCL 3,131,525
TOTAL THAILAND 13,957,822
TURKEY - 0.3%
3,506,584 (a),(c) Mavi Giyim Sanayi Ve Ticaret AS. 3,361,869
327,990 (a) Torunlar Gayrimenkul Yatirim Ortakligi AS 711,369
TOTAL TURKEY 4,073,238
UNITED ARAB EMIRATES - 0.0%
1,390,943 Alef Education Holding plc 371,489
368,857 Dubai Financial Market PJSC 143,602
184,217 NMDC Energy PJSC 141,431
TOTAL UNITED ARAB EMIRATES 656,522
UNITED KINGDOM - 7.4%
3,163,456 B&M European Value Retail plc 7,228,530
4,257,926 Currys plc 7,225,083
366,052 DiscoverIE Group plc 3,251,845
359,432 Firstgroup plc 795,272
268,798 Future plc 1,220,930
401,450 Hikma Pharmaceuticals plc 7,632,759
490,154 (a) Hilton Food Group plc 3,591,671
452,178 Hiscox Ltd 9,514,841
353,376 Hunting plc 2,442,750
477,103 IG Group Holdings plc 9,757,743
1,031,919 IntegraFin Holdings plc 4,577,638
98,436 JET2 plc 1,461,251
34,021 (a) Keller Group plc 1,034,140
783,582 (a) Lancashire Holdings Ltd 6,120,327
14,205 Man Group plc 49,083
52,482 (a) Me Group International plc 104,547
62,327 NCC Group plc 101,314
924,160 Premier Foods plc 2,486,177
836,255 (c) Quilter plc 2,088,210
60,983 Redde Northgate plc 333,175
892,831 Rightmove plc 5,265,461
1,342,032 Rotork plc 5,639,212
1,514,292 Senior plc 5,882,934
398,993 Serco Group plc 1,527,804
3,252,238 Shaftesbury Capital plc 5,908,018
244,859 (a) Subsea 7 S.A. 8,820,745
1,971,729 TP ICAP Group plc 8,483,740
TOTAL UNITED KINGDOM 112,545,200
UNITED STATES - 0.2%
218,070 (a) Riskified Ltd 1,005,303
168,914 Sims Ltd 2,552,810
TOTAL UNITED STATES 3,558,113
TOTAL COMMON STOCKS
(Cost $1,080,254,416) 1,404,106,442
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 7.3%
437,256 iShares Core MSCI Emerging Markets ETF 34,320,224
146,238 iShares MSCI Canada ETF 8,569,547

Quant International Small Cap Equity
54
See Notes to Financial Statements
Portfolio of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES (continued)
817,268 iShares MSCI EAFE Small-Cap ETF $ 68,315,431
TOTAL INVESTMENT COMPANIES
(Cost $103,283,222) 111,205,202
TOTAL LONG-TERM INVESTMENTS
(Cost $1,183,537,638) 1,515,311,644
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.0%
15,345,481 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3.670%(f) 15,345,481
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $15,345,481) 15,345,481
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.1%
REPURCHASE AGREEMENT - 0.1%
$ 1,390,000 (g) Fixed Income Clearing Corporation 3 .640 05/01/26 1,390,000
TOTAL REPURCHASE AGREEMENT 1,390,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,390,000) 1,390,000
TOTAL INVESTMENTS - 100.4%
(Cost $1,200,273,119) 1,532,047,125
OTHER ASSETS & LIABILITIES, NET - (0.4)% (6,747,523)
NET ASSETS - 100.0% $ 1,525,299,602
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $44,998,860.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $60,666,566 or 4.0% of Total
Investments.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 3.640% dated 4/30/26 to be repurchased at $1,390,141 on 5/1/26, collateralized by Government Agency Securities, with coupon rate
3.375% and maturity date 11/30/27, valued at $1,417,998.

Portfolio of Investments April 30, 2026
International Responsible Equity
55
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.0%
COMMON STOCKS - 98.0%
AUSTRALIA - 7.1%
435,761 Australia and New Zealand Banking Group $ 11,574,470
419,917 Brambles Ltd 6,841,486
180,955 Commonwealth Bank of Australia 22,792,480
263,058 Computershare Ltd 5,779,172
75,646 CSL Ltd 6,827,850
659,240 Evolution Mining Ltd 5,828,436
488,384 Fortescue Metals Group Ltd 7,039,113
242,001 Goodman Group 5,243,131
776,404 Insurance Australia Group Ltd 4,222,161
411,807 (a) Lynas Corp Ltd 5,841,964
64,843 Macquarie Group Ltd 11,139,521
372,729 Northern Star Resources Ltd 5,713,276
458,611 QBE Insurance Group Ltd 7,428,519
1,130,658 Scentre Group 3,038,293
360,249 Sigma Healthcare Ltd 728,313
744,086 Transurban Group 7,541,132
155,843 Wesfarmers Ltd 8,278,746
19,046 WiseTech Global Ltd 599,864
TOTAL AUSTRALIA 126,457,927
AUSTRIA - 0.5%
70,070 Erste Bank der Oesterreichischen Sparkassen AG. 7,742,455
24,383 Verbund AG. 1,839,776
TOTAL AUSTRIA 9,582,231
BELGIUM - 1.1%
10,853 Dieteren S.A. 2,242,678
13,532 (a) Elia Group S.A. 2,244,157
57,907 KBC Groep NV 7,707,301
27,474 (a) UCB S.A. 7,480,931
TOTAL BELGIUM 19,675,067
CHILE - 0.4%
129,592 Antofagasta plc 6,284,913
TOTAL CHILE 6,284,913
CHINA - 1.1%
1,232,017 BOC Hong Kong Holdings Ltd 7,086,794
203,239 Prosus NV 9,839,402
970,739 Wilmar International Ltd 2,768,910
TOTAL CHINA 19,695,106
COTE D'IVOIRE - 0.3%
96,131 Endeavour Mining plc 5,802,152
TOTAL COTE D'IVOIRE 5,802,152
DENMARK - 1.5%
36,879 DSV AS 9,070,014
49,547 Novozymes A.S. 3,044,452
262,310 Orsted AS 7,015,085
258,128 Vestas Wind Systems A.S. 7,937,279
TOTAL DENMARK 27,066,830
FINLAND - 2.2%
95,277 Kone Oyj (Class B) 6,060,743
319,625 (a) Metso Outotec Oyj 5,521,303
203,693 Neste Oil Oyj 7,036,117
669,699 Sampo Oyj 6,958,999
11,358 (a) Stora Enso Oyj (R Shares) 126,466
205,901 (a) UPM-Kymmene Oyj 6,169,378
170,104 (a) Wartsila Oyj (B Shares) 7,143,886
TOTAL FINLAND 39,016,892
FRANCE - 5.9%
175,115 Alstom RGPT 3,518,811

International Responsible Equity
56
See Notes to Financial Statements
Portfolio of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
FRANCE (continued)
253,465 AXA S.A. $ 12,218,352
97,361 Bouygues S.A. 5,757,905
53,471 (a) Bureau Veritas S.A. 1,638,530
192,773 Cie Generale des Etablissements Michelin S.C.A 6,983,397
116,411 Danone 9,120,572
293,277 (a) Dassault Systemes SE 6,608,589
34,667 Eiffage S.A. 5,589,302
45,699 Essilor International S.A. 9,673,086
28,204 (a) Fonciere Des Regions 1,865,354
131,582 Getlink S.E. 2,945,002
433 Hermes International 828,373
22,714 Kering 6,248,924
52,899 (a) Legrand S.A. 9,477,566
112,224 (a) Rexel S.A. 4,746,318
120,933 Societe Generale 9,735,108
54,950 Unibail-Rodamco-Westfield 6,671,338
TOTAL FRANCE 103,626,527
GERMANY - 7.2%
42,672 Allianz AG. 19,489,683
189,465 Bayer AG. 8,495,174
81,076 (a) Bayerische Motoren Werke AG. 7,419,520
33,924 Deutsche Boerse AG. 10,407,806
129,521 (a) Evonik Industries AG. 2,678,907
74,045 GEA Group AG. 5,063,314
52,515 Henkel KGaA 3,619,116
74,044 Henkel KGaA (Preference) 5,388,032
7,854 Hochtief AG. 4,224,109
36,658 (a) Knorr-Bremse AG. 4,275,530
49,358 Merck KGaA 6,391,222
113,762 SAP AG. 19,099,850
13,244 Sartorius AG. 3,383,528
37,901 (a),(b) Scout24 SE 3,155,724
82,724 Siemens AG. 24,582,352
TOTAL GERMANY 127,673,867
HONG KONG - 1.5%
195,385 Hong Kong Exchanges and Clearing Ltd 10,406,733
786,502 (c) MTR Corp 3,360,855
1,850,000 Sino Land Co 2,966,603
404,500 Sun Hung Kai Properties Ltd 7,081,613
177,257 Swire Pacific Ltd (Class A) 1,928,022
TOTAL HONG KONG 25,743,826
IRELAND - 0.9%
49,327 (a) AerCap Holdings NV 7,014,793
345,152 Bank of Ireland Group plc 6,798,592
25,483 Kerry Group plc (Class A) 2,159,640
TOTAL IRELAND 15,973,025
ISRAEL - 0.5%
296,773 Bank Hapoalim Ltd 7,962,428
TOTAL ISRAEL 7,962,428
ITALY - 2.0%
200,652 Assicurazioni Generali S.p.A. 8,991,611
1,975,871 (a) Intesa Sanpaolo S.p.A. 13,424,520
70,289 Moncler S.p.A 4,243,461
60,154 Prysmian S.p.A. 9,149,971
TOTAL ITALY 35,809,563
JAPAN - 23.4%
582,400 (a) Aeon Co Ltd 5,617,349
251,800 Ajinomoto Co, Inc 8,092,952
568,200 Asahi Kasei Corp 5,591,000
42,600 Asics Corp 1,209,738
470,100 Astellas Pharma, Inc 6,662,136
324,128 Bridgestone Corp 6,735,719

57
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
JAPAN (continued)
246,900 (a) Canon, Inc $ 6,351,885
520,600 Concordia Financial Group Ltd 4,941,847
198,754 Dai Nippon Printing Co Ltd 3,764,626
160,100 (a) Daifuku Co Ltd 6,999,837
829,000 Dai-ichi Life Holdings, Inc 7,590,058
329,400 Daiichi Sankyo Co Ltd, Reg S 5,350,801
62,625 Daikin Industries Ltd 8,848,611
76,919 Daiwa House Industry Co Ltd 2,346,872
632,621 Daiwa Securities Group, Inc 5,954,777
18,600 Disco Corp 8,849,552
286,783 (a) East Japan Railway Co 6,260,160
189,300 Ebara Corp 6,475,558
48 Eisai Co Ltd 1,437
203,807 Fanuc Ltd 9,002,780
28,464 (a) Fast Retailing Co Ltd 13,399,291
348,900 FUJIFILM Holdings Corp 6,421,025
369,020 (a) Fujitsu Ltd 7,406,727
16 Hankyu Hanshin Holdings, Inc 462
56,800 Hoya Corp 10,607,044
270,400 Isuzu Motors Ltd 3,725,709
541,656 KDDI Corp 8,863,944
187,583 Komatsu Ltd 8,031,929
365,391 (a) Kubota Corp 5,964,804
619,200 Mitsubishi Chemical Holdings Corp 3,630,025
302,884 Mitsubishi Electric Corp 12,155,030
245,863 Mitsubishi Estate Co Ltd 7,006,659
333,200 Mizuho Financial Group, Inc 14,328,493
291,205 NEC Corp 7,746,056
231,094 (a) Nippon Paint Co Ltd 1,457,516
291,100 Nitto Denko Corp 5,536,797
889,200 Nomura Holdings, Inc 7,122,337
125,400 (a) Nomura Research Institute Ltd 3,384,513
249,085 Obayashi Corp 5,856,155
53 Oriental Land Co Ltd 737
493,258 Panasonic Corp 10,089,990
164,778 Recruit Holdings Co Ltd 7,633,335
446,000 Renesas Electronics Corp 9,019,299
194,500 (c) Sanrio Co Ltd 1,133,470
106,300 Seibu Holdings, Inc 2,501,503
184,924 (a) Sekisui Chemical Co Ltd 2,833,750
63 Sekisui House Ltd 1,372
119,700 Shimadzu Corp 2,782,483
269,700 Shin-Etsu Chemical Co Ltd 12,417,574
6,039,190 SoftBank Corp 8,499,971
453,400 Softbank Group Corp 15,487,603
207,578 Sompo Holdings, Inc 7,725,099
745,640 Sony Corp 14,939,142
95,632 Sumitomo Metal Mining Co Ltd 5,879,731
456,600 Sumitomo Mitsui Financial Group, Inc 16,122,112
266,769 Tokio Marine Holdings, Inc 12,217,159
57,100 (a) Tokyo Electron Ltd 16,826,378
700,840 Toray Industries, Inc 5,031,855
207,218 (a) West Japan Railway Co 3,750,973
463,100 (c) Yamaha Motor Co Ltd 3,252,802
115,398 Yokogawa Electric Corp 4,017,896
1,391,300 Z Holdings Corp 3,659,434
TOTAL JAPAN 415,115,879
LUXEMBOURG - 0.2%
59,836 Eurofins Scientific SE 4,159,341
TOTAL LUXEMBOURG 4,159,341
NETHERLANDS - 5.0%
86,436 (c) Akzo Nobel NV 5,073,510

International Responsible Equity
58
See Notes to Financial Statements
Portfolio of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
NETHERLANDS (continued)
9,092 (a) Argenx SE $ 7,130,198
35,369 ASML Holding NV 51,127,502
428,307 ING Groep NV 12,395,794
86,022 NN Group NV 7,529,833
53,358 (c) Randstad Holdings NV 1,581,072
194,221 Universal Music Group NV 4,072,347
TOTAL NETHERLANDS 88,910,256
NEW ZEALAND - 0.3%
864,885 Auckland International Airport Ltd 4,215,180
141,808 Contact Energy Ltd 795,845
160,555 Meridian Energy Ltd 538,736
TOTAL NEW ZEALAND 5,549,761
NORWAY - 1.8%
238,354 DNB Bank ASA 7,218,155
101,070 Gjensidige Forsikring ASA 2,839,163
239,819 Mowi ASA 5,320,923
569,471 (a) Norsk Hydro ASA 6,284,975
354,250 Orkla ASA 4,369,324
311,172 Telenor ASA 5,121,993
TOTAL NORWAY 31,154,533
POLAND - 0.1%
126,337 (a) InPost S.A. 2,266,015
TOTAL POLAND 2,266,015
PORTUGAL - 0.4%
1,254,429 Energias de Portugal S.A. 6,842,005
TOTAL PORTUGAL 6,842,005
SINGAPORE - 2.0%
1,183,200 (a) Capitaland Investment Ltd 2,594,899
3,077,100 CapitaMall Trust 5,731,147
1,202,264 (a) Grab Holdings Ltd 4,592,648
634,819 Keppel Corp Ltd 5,433,680
70,535 Keppel REIT 49,661
586,905 Oversea-Chinese Banking Corp 10,125,637
407,500 (a) Singapore Exchange Ltd 6,967,737
TOTAL SINGAPORE 35,495,409
SPAIN - 4.7%
11,135 (c) Acciona S.A. 3,241,204
54,819 ACS Actividades de Construccion y Servicios S.A. 7,901,317
117,201 Amadeus IT Holding S.A. 6,762,767
707,384 Banco Bilbao Vizcaya Argentaria S.A. 15,620,735
742,434 CaixaBank S.A. 9,449,953
136,547 (b) Cellnex Telecom S.A. 4,596,528
151,764 (a) Endesa S.A. 6,802,318
764,214 Iberdrola S.A. 17,916,394
172,846 (c) Industria de Diseno Textil S.A. 10,344,942
TOTAL SPAIN 82,636,158
SWEDEN - 2.7%
96,546 Alfa Laval AB 5,810,065
484,016 Atlas Copco AB 9,301,641
425,895 (a),(c) Atlas Copco AB 7,261,986
94,014 (c) Boliden AB 4,941,881
159,740 (a),(c) Epiroc AB 4,611,597
209,990 (c) Sandvik AB 8,833,675
448,416 Svenska Handelsbanken AB 6,371,961
207,602 (a) TeliaSonera AB 1,085,145
TOTAL SWEDEN 48,217,951
SWITZERLAND - 5.2%
182,062 ABB Ltd 18,413,689
41,524 DSM-Firmenich AG. 3,101,377
38,557 Galderma Group AG. 8,089,002
974 Givaudan S.A. 3,473,341

59
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SWITZERLAND (continued)
11,113 (a) Helvetia Holding AG. $ 3,047,007
80,430 Julius Baer Group Ltd 6,611,097
3,002 Lonza Group AG. 1,845,693
7,033 (a) Swiss Life Holding 8,257,462
169 Swisscom AG. 142,945
395,332 UBS Group AG 17,494,151
9,743 (b) VAT Group AG. 7,319,432
19,604 Zurich Insurance Group AG 13,668,301
TOTAL SWITZERLAND 91,463,497
UNITED KINGDOM - 11.9%
208,629 3i Group plc 7,255,642
5,631 (a) Admiral Group plc 258,835
127,916 (a) Associated British Foods plc 3,185,299
844,932 Aviva plc 7,166,085
2,282,904 BT Group plc 6,711,360
163,840 Bunzl plc 5,401,153
306,844 Compass Group plc 8,670,493
521,688 GSK plc 13,677,339
1,696,558 HSBC Holdings plc 31,216,354
581,670 Informa plc 6,289,076
44,825 (a) Intertek Group plc 2,887,541
868,647 (a) J Sainsbury plc 3,886,453
430,388 (a) Kingfisher plc 1,692,416
327,151 Land Securities Group plc 2,632,350
2,009,547 Legal & General Group plc 6,896,216
77,547 London Stock Exchange Group plc 10,062,241
208,153 Marks & Spencer Group plc 934,989
694,730 National Grid plc 12,436,067
109,475 Pearson plc 1,615,519
355,955 Phoenix Group Holdings plc 3,662,097
77,712 Reckitt Benckiser Group plc 4,944,703
283,426 RELX plc 10,335,506
151,507 Rentokil Initial plc 1,021,423
464,418 Schroders plc 3,656,819
242,318 Scottish & Southern Energy plc 8,676,041
160,403 Smiths Group plc 5,538,015
383,672 Standard Chartered plc 9,770,140
1,324,441 Tesco plc 8,687,663
194,880 Unilever plc 11,364,451
5,005,554 Vodafone Group plc 7,964,562
85,361 (a) Whitbread plc 2,594,798
TOTAL UNITED KINGDOM 211,091,646
UNITED STATES - 8.1%
635,980 (a) Aegon NV 5,270,111
1,756,572 Haleon plc 8,111,619
261,787 Nestle S.A. 26,503,222
191,926 Novartis AG. 28,364,680
70,856 Roche Holding AG. 28,873,809
62,852 Schneider Electric S.A. 20,000,055
22,731 (a) Spotify Technology S.A. 10,150,528
105,350 Sunbelt Rentals Holdings, Inc 7,918,525
55,366 Swiss Re AG. 8,918,835
TOTAL UNITED STATES 144,111,384
TOTAL COMMON STOCKS
(Cost $1,210,640,357) 1,737,384,189
TOTAL LONG-TERM INVESTMENTS
(Cost $1,210,640,357) 1,737,384,189

International Responsible Equity
60
See Notes to Financial Statements
Portfolio of Investments April 30, 2026
(continued)
Investments in Derivatives
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.4%
24,783,452 (d) State Street Navigator Securities Lending Government Money Market Portfolio 3.670%(e) $ 24,783,452
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $24,783,452) 24,783,452
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.2%
REPURCHASE AGREEMENT - 1.2%
$ 21,670,000 (f) Fixed Income Clearing Corporation 3 .640 05/01/26 21,670,000
TOTAL REPURCHASE AGREEMENT 21,670,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $21,670,000) 21,670,000
TOTAL INVESTMENTS - 100.6%
(Cost $1,257,093,809) 1,783,837,641
OTHER ASSETS & LIABILITIES, NET - (0.6)% (10,693,060)
NET ASSETS - 100.0% $ 1,773,144,581
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $15,071,684 or 0.8% of Total
Investments.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $42,562,845.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 3.640% dated 4/30/26 to be repurchased at $21,672,191 on 5/1/26, collateralized by Government Agency Securities, with coupon rate
3.375% and maturity date 11/30/27, valued at $22,103,478.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
MSCI EAFE Index 142 06/19/26  $ 21,879,579 $ 21,627,310 $ (252,269)

Statement of Assets and Liabilities
See Notes to Financial Statements
62
April 30, 2026 (Unaudited)
2.1
Core Equity
2.2
Large Cap Growth
2.3
Large Cap Value
ASSETS
Long-term investments, at value
*†
$ 7,037,945,295 $ 6,313,336,076 $ 6,346,951,427
Affiliated investments, at value
‡
– – –
Short-term investments, at value
#
25,940,000 11,060,000 12,240,000
Investments purchased with collateral from securities lending, at value (cost approximates value) 32,776,160 – –
Cash – – –
Cash denominated in foreign currencies
^
– – –
Receivables:
Dividends 2,263,465 1,311,925 3,341,653
Interest 2,623 1,118 1,238
Investments sold 34,084,570 50,170,477 50,157,283
Reclaims 96,734 383,383 211,855
Reimbursement from Adviser 687,890 1,065,916 842,716
Shares sold 59,255 584,546 295,424
Variation margin on futures contracts – – –
Other 1,371,238 778,028 1,384,465
Total assets 7,135,227,230 6,378,691,469 6,415,426,061
LIABILITIES
Due to affiliates 5,593 5,505 5,068
Cash collateral due to broker – – –
Cash overdraft 13,533 15,970 6,922
Payables:
Management fees 2,195,777 1,979,064 2,021,384
Collateral from securities lending 32,776,160 – –
Capital gain taxes – – –
Interest – – –
Investments purchased - regular settlement – – –
Shares redeemed 35,783,180 37,831,169 46,719,393
Service agreement fees 192,844 78,618 179,650
Accrued expenses:
Custodian fees 65,217 98,907 71,941
Professional fees 18,917 18,586 19,015
Shareholder reporting expenses – 62,564 43,082
Shareholder servicing agent fees 149,994 148,621 23,153
Trustees fees 1,226,089 727,193 1,314,836
12b-1 distribution and service fees 397,252 319,133 43,114
Other – – –
Total liabilities 72,824,556 41,285,330 50,447,558
Net assets $ 7,062,402,674 $ 6,337,406,139 $ 6,364,978,503
NET ASSETS CONSIST OF:
Paid-in capital $ 3,795,208,322 $ 2,118,198,619 $ 3,061,654,143
Total distributable earnings (loss) 3,267,194,352 4,219,207,520 3,303,324,360
Net assets $ 7,062,402,674 $ 6,337,406,139 $ 6,364,978,503
*
Includes securities loaned of $ 121,925,677 $ – $ –
†
Long-term investments, cost $ 4,035,900,855 $ 3,100,319,179 $ 3,381,981,702
‡
Affiliated investments, cost $ – $ – $ –
#
Short-term investments, cost $ 25,940,000 $ 11,060,000 $ 12,240,000
^
Cash denominated in foreign currencies, cost $ – $ – $ –

See Notes to Financial Statements
63
2.4
Quant Mid Cap
Growth
2.5
Mid Cap Value
2.6
Quant Small Cap
Equity
2.7
Quant Small/Mid
Cap Equity
2.8
Large Cap
Responsible Equity
3.01
Emerging Markets
Equity
3.1
International Equity
$ 682,834,464 $ 1,665,888,391 $ 3,852,820,918 $ 2,542,730,485 $ 6,363,726,615 $ 1,855,999,801 $ 5,434,094,773
– – – – 10,360,440 – –
630,000 2,680,000 41,056,857 6,840,000 74,108,091 19,383,225 16,720,000
6,185,043 13,441,644 29,322,471 4,670,419 1,386,997 1,809,245 23,826,312
538,681 – 821,987 – 775,684 – –
– – – – – 497,542 2,660,275
80,791 557,127 809,479 172,204 4,548,019 3,510,998 17,521,289
64 271 3,183 692 4,988 951 1,691
– – 16,401,338 33,824,094 – 11,396,424 –
– – – – – 1,563 24,734,445
– 62 82,468 203,136 1,617 1,114,549 844,568
34,291 90,170 1,318,870 3,137,140 545,991 6,048,444 2,200,294
– – 705,000 – 706,485 – –
553,129 1,184,841 901,646 109,406 743,227 488,314 1,572,776
690,856,463 1,683,842,506 3,944,244,217 2,591,687,576 6,456,908,154 1,900,251,056 5,524,176,423
2,854 3,082 4,161 3,560 4,860 3,605 4,885
– – 705,006 – 706,531 – –
– 7,005 – 6,239 – 103,781 30,126
261,373 592,438 1,183,835 814,033 760,738 1,237,951 2,004,231
6,185,043 13,441,644 29,322,471 4,670,419 1,386,997 1,809,245 23,826,312
– – – – – 5,200,882 –
– – – – 22,535 – –
– – 16,722,486 16,814,903 – 7,656,657 6,089
738,196 836,039 6,809,851 22,056,138 3,964,105 5,352,329 15,207,477
40,721 95,231 115,591 238,394 224,216 13,444 69,215
28,718 24,135 64,029 33,107 74,953 606,969 378,018
18,673 19,164 15,688 18,066 16,208 24,341 22,230
25,078 23,755 18,358 19,164 55,884 13,571 81,738
24,662 30,083 44,208 64,602 63,391 2,599 58,468
504,950 1,132,048 746,814 55,204 756,054 200,403 1,508,375
31,766 46,857 47,127 7,923 158,179 2,181 66,142
– – – – 468,041 – 23,584
7,862,034 16,251,481 55,799,625 44,801,752 8,662,692 22,227,958 43,286,890
$ 682,994,429 $ 1,667,591,025 $ 3,888,444,592 $ 2,546,885,824 $ 6,448,245,462 $ 1,878,023,098 $ 5,480,889,533
$ 615,966,517 $ 1,086,046,373 $ 2,546,615,883 $ 1,818,355,326 $ 2,659,884,997 $ 1,572,311,233 $ 2,844,885,502
67,027,912 581,544,652 1,341,828,709 728,530,498 3,788,360,465 305,711,865 2,636,004,031
$ 682,994,429 $ 1,667,591,025 $ 3,888,444,592 $ 2,546,885,824 $ 6,448,245,462 $ 1,878,023,098 $ 5,480,889,533
$ 17,644,755 $ 13,459,221 $ 75,813,207 $ 18,394,652 $ 1,372,758 $ 22,004,989 $ 178,143,687
$ 594,432,134 $ 1,173,829,242 $ 2,690,378,256 $ 1,868,489,958 $ 3,514,146,722 $ 1,270,649,821 $ 3,050,904,206
$ – $ – $ – $ – $ 5,657,305 $ – $ –
$ 630,000 $ 2,680,000 $ 41,057,361 $ 6,840,000 $ 74,108,931 $ 19,382,775 $ 16,720,000
$ – $ – $ – $ – $ – $ 497,542 $ 2,646,201

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
64
(continued)
(continued)
Statement of Assets and Liabilities
(continued)
April 30, 2026 (Unaudited)
2.1
Core Equity
2.2
Large Cap Growth
2.3
Large Cap Value
CLASS A:
Net assets $ 2,007,409,843 $ 1,614,653,034 $ 189,301,129
Shares outstanding 68,384,626 54,877,631 7,813,282
Net asset value ("NAV") per share $ 29 .35 $ 29 .42 $ 24 .23
Maximum sales charge 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 31 .14 $ 31 .21 $ 25 .71
CLASS I:
Net assets $ 9,666,616 $ 14,971,601 $ 41,948,593
Shares outstanding 620,043 503,894 1,612,741
NAV and offering price per share $ 15 .59 $ 29 .71 $ 26 .01
PREMIER CLASS:
Net assets $ 10,872,672 $ 4,603,110 $ 44,775,165
Shares outstanding 695,335 154,837 1,722,564
NAV and offering price per share $ 15 .64 $ 29 .73 $ 25 .99
CLASS R6:
Net assets $ 1,904,818,943 $ 1,642,674,350 $ 2,598,694,767
Shares outstanding 122,338,836 55,233,746 99,818,324
NAV and offering price per share $ 15 .57 $ 29 .74 $ 26 .03
RETIREMENT CLASS:
Net assets $ 963,502,321 $ 398,308,278 $ 882,892,983
Shares outstanding 59,151,737 13,616,480 34,101,558
NAV and offering price per share $ 16 .29 $ 29 .25 $ 25 .89
CLASS W:
Net assets $ 2,166,132,279 $ 2,662,195,766 $ 2,607,365,866
Shares outstanding 139,305,530 89,471,709 100,088,542
NAV and offering price per share $ 15 .55 $ 29 .75 $ 26 .05
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements
65
2.4
Quant Mid Cap
Growth
2.5
Mid Cap Value
2.6
Quant Small Cap
Equity
2.7
Quant Small/Mid
Cap Equity
2.8
Large Cap
Responsible Equity
3.01
Emerging Markets
Equity
3.1
International Equity
$ 150,907,815 $ 216,717,658 $ 200,319,720 $ 40,428,682 $ 780,968,894 $ 9,008,851 $ 290,901,509
7,914,846 11,183,422 9,676,506 2,269,309 31,178,808 790,963 32,943,659
$ 19 .07 $ 19 .38 $ 20 .70 $ 17 .82 $ 25 .05 $ 11 .39 $ 8 .83
5.75% 5.75% 5.75% 5.75% 5.75% 5.75% 5.75%
$ 20 .23 $ 20 .56 $ 21 .96 $ 18 .91 $ 26 .58 $ 12 .08 $ 9 .37
$ 322,209 $ 3,536,859 $ 105,942,225 $ 254,052,817 $ 58,126,625 $ 461,982 $ 6,164,733
15,853 172,582 4,752,518 14,094,136 1,903,280 40,399 363,923
$ 20 .32 $ 20 .49 $ 22 .29 $ 18 .03 $ 30 .54 $ 11 .44 $ 16 .94
$ 10,242,268 $ 30,072,766 $ 72,101,496 $ 1,557,936 $ 43,603,137 $ 2,593,355 $ 58,930,386
507,935 1,465,621 3,264,884 85,785 1,432,306 225,960 3,577,962
$ 20 .16 $ 20 .52 $ 22 .08 $ 18 .16 $ 30 .44 $ 11 .48 $ 16 .47
$ 320,588,396 $ 944,988,576 $ 2,669,145,573 $ 422,807,870 $ 4,428,069,124 $ 179,664,030 $ 2,554,995,371
15,642,272 45,978,489 119,669,861 23,478,483 144,787,624 15,720,411 154,984,910
$ 20 .50 $ 20 .55 $ 22 .30 $ 18 .01 $ 30 .58 $ 11 .43 $ 16 .49
$ 200,933,741 $ 472,275,166 $ 581,585,642 $ 1,233,551,107 $ 1,137,477,682 $ 67,870,026 $ 332,595,535
10,471,887 23,242,727 27,450,094 69,208,541 36,262,506 5,970,376 19,203,803
$ 19 .19 $ 20 .32 $ 21 .19 $ 17 .82 $ 31 .37 $ 11 .37 $ 17 .32
$ – $ – $ 259,349,936 $ 594,487,412 $ – $ 1,618,424,854 $ 2,237,301,999
– – 11,679,838 32,944,666 – 140,987,090 135,342,084
$ – $ – $ 22 .20 $ 18 .05 $ – $ 11 .48 $ 16 .53
Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
$ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
66
(continued)
Statement of Assets and Liabilities
(continued)
April 30, 2026 (Unaudited)
3.2
International Opportunities
3.3
Quant International Small
Cap Equity
3.4
International Responsible
Equity
ASSETS
Long-term investments, at value
*†
$ 2,775,930,648 $ 1,515,311,644 $ 1,737,384,189
Short-term investments, at value
#
36,010,000 1,390,000 21,670,000
Investments purchased with collateral from securities lending, at value (cost approximates value) 51,565,339 15,345,481 24,783,452
Cash – 48,949 644,495
Cash denominated in foreign currencies
^
1,445,632 2,166,744 1,325,708
Cash collateral at brokers for investments in futures contracts – – 260,040
Receivables:
Dividends 6,187,479 7,889,389 7,380,508
Interest 3,641 141 2,191
Investments sold 1,442,117 17,607,278 –
Reclaims 5,403,744 1,267,918 5,154,211
Reimbursement from Adviser 1,196,345 679,586 91,021
Shares sold 4,852,597 2,110,816 231,961
Variation margin on futures contracts – – 501,260
Other 279,403 197,816 1,428,241
Total assets 2,884,316,945 1,564,015,762 1,800,857,277
LIABILITIES
Due to affiliates 4,002 3,437 3,243
Cash overdraft 20,130 – –
Payables:
Management fees 1,300,003 777,581 431,830
Collateral from securities lending 51,565,339 15,345,481 24,783,452
Dividends 137 – –
Capital gain taxes 179,220 2,004,971 –
Investments purchased - regular settlement – 13,637,673 757
Shares redeemed 8,710,742 6,189,679 1,981,282
Service agreement fees 13,922 39,293 162,282
Accrued expenses:
Custodian fees 202,576 553,488 136,085
Professional fees 21,360 22,829 22,223
Shareholder reporting expenses 22,480 9,927 37,750
Shareholder servicing agent fees 15,493 989 15,828
Trustees fees 185,636 59,116 41,634
12b-1 distribution and service fees 6,047 545 9,371
Other 5,898 71,151 86,959
Total liabilities 62,252,985 38,716,160 27,712,696
Net assets $ 2,822,063,960 $ 1,525,299,602 $ 1,773,144,581
NET ASSETS CONSIST OF:
Paid-in capital $ 2,607,010,969 $ 1,092,457,336 $ 1,155,767,944
Total distributable earnings (loss) 215,052,991 432,842,266 617,376,637
Net assets $ 2,822,063,960 $ 1,525,299,602 $ 1,773,144,581
*
Includes securities loaned of $ 123,197,601 $ 44,998,860 $ 42,562,845
†
Long-term investments, cost $ 2,064,711,295 $ 1,183,537,638 $ 1,210,640,357
#
Short-term investments, cost $ 36,010,000 $ 1,390,000 $ 21,670,000
^
Cash denominated in foreign currencies, cost $ 1,444,964 $ 2,166,292 $ 1,314,886

See Notes to Financial Statements
67
April 30, 2026 (Unaudited)
3.2
International Opportunities
3.3
Quant International Small
Cap Equity
3.4
International Responsible
Equity
CLASS A:
Net assets $ 29,618,368 $ 2,611,649 $ 45,853,566
Shares outstanding 1,732,032 174,638 2,794,173
Net asset value ("NAV") per share $ 17 .10 $ 14 .95 $ 16 .41
Maximum sales charge 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 18 .14 $ 15 .86 $ 17 .41
CLASS I:
Net assets $ 20,480,246 $ 2,017,191 $ 14,268,080
Shares outstanding 1,196,726 135,109 866,386
NAV and offering price per share $ 17 .11 $ 14 .93 $ 16 .47
PREMIER CLASS:
Net assets $ 429,630 $ 122,191 $ 341,820
Shares outstanding 25,024 8,054 20,687
NAV and offering price per share $ 17 .17 $ 15 .17 $ 16 .52
CLASS R6:
Net assets $ 176,905,054 $ 83,990,806 $ 929,669,390
Shares outstanding 10,325,182 5,625,544 56,393,949
NAV and offering price per share $ 17 .13 $ 14 .93 $ 16 .49
RETIREMENT CLASS:
Net assets $ 68,925,300 $ 212,208,652 $ 783,011,725
Shares outstanding 4,039,382 14,253,762 47,729,827
NAV and offering price per share $ 17 .06 $ 14 .89 $ 16 .41
CLASS W:
Net assets $ 2,525,705,362 $ 1,224,349,113 $ –
Shares outstanding 146,782,637 81,667,386 –
NAV and offering price per share $ 17 .21 $ 14 .99 $ –
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

Statement of Operations
See Notes to Financial Statements
68
Six Months Ended April 30, 2026 (Unaudited) 2.1 Core Equity 2.2 Large Cap Growth 2.3 Large Cap Value
INVESTMENT INCOME
Affiliated income $ 229,453 $ 920,146 $ 86,571
Dividends from unaffiliated investments 29,737,284 13,458,235 53,546,010
Dividends from affiliated investments – – –
Interest 297,735 445,341 315,211
Securities lending income, net 24,176 161,365 –
Tax withheld – (61,132) (32,978)
Total investment income 30,288,648 14,923,955 53,914,814
EXPENSES
Management fees 13,476,545 12,354,328 12,192,298
12b-1 distribution and service fees — Class A 2,427,150 1,971,871 224,017
12b-1 distribution and service fees — Premier Class 8,104 3,792 32,289
Shareholder servicing agent fees — Class A 343,600 333,344 47,983
Shareholder servicing agent fees — Class I 4,667 1,684 2,739
Shareholder servicing agent fees — Premier Class 66 52 41
Shareholder servicing agent fees — Class R6 622 1,544 534
Shareholder servicing agent fees — Retirement Class 1,258,460 496,748 1,170,911
Shareholder servicing agent fees — Class W 270 319 395
Administrative service fees 18,942 18,415 16,502
Trustees fees 29,035 25,474 21,987
Custodian expenses 25,888 39,141 37,342
Overdraft expense 1,404 44,248 3,868
Professional fees 39,242 24,516 24,743
Registration fees 41,618 39,016 42,701
Shareholder reporting expenses 43,499 69,498 54,846
Other 25,788 24,559 24,827
Total expenses 17,744,900 15,448,549 13,898,023
Expenses reimbursed by the investment adviser (4,107,197) (5,180,933) (4,932,621)
Fee waiver by investment adviser – – –
Net expenses 13,637,703 10,267,616 8,965,402
Net investment income (loss) 16,650,945 4,656,339 44,949,412
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments
*
290,065,053 1,038,085,615 346,753,414
Futures contracts – – –
Foreign currency transactions 1,412 (486,027) 157
Net realized gain (loss) 290,066,465 1,037,599,588 346,753,571
Change in unrealized appreciation (depreciation) on:
Investments
‡
(55,592,389) (1,078,176,907) 398,291,193
Affiliated investments – – –
Futures contracts – – –
Foreign currency translations 1,168 6,121 363
Net change in unrealized appreciation (depreciation) (55,591,221) (1,078,170,786) 398,291,556
Net realized and unrealized gain (loss) 234,475,244 (40,571,198) 745,045,127
Net increase (decrease) in net assets from operations $ 251,126,189 $ (35,914,859) $ 789,994,539
*   Net of foreign capital gains tax $ – $ – $ –
‡
   Net of change in foreign capital gains tax $ – $ – $ –

See Notes to Financial Statements
69
2.4 Quant Mid Cap
Growth 2.5 Mid Cap Value
2.6 Quant Small Cap
Equity
2.7 Quant Small/Mid Cap
Equity
2.8 Large Cap
Responsible Equity
3.01 Emerging Markets
Equity
$ – $ 22,004 $ – $ – $ – $ 26,316
1,819,034 15,083,758 33,424,657 18,197,193 39,589,205 17,109,692
– – – – 973,120 –
12,685 96,319 646,206 144,284 865,376 538,213
26,619 67,211 430,096 95,627 5,598 78,681
(665) – (102,055) (20,659) (48,077) (1,872,517)
1,857,673 15,269,292 34,398,904 18,416,445 41,385,222 15,880,385
1,654,717 3,505,879 6,892,217 4,433,191 4,687,437 7,281,799
193,182 252,001 224,093 41,977 930,803 10,224
7,971 20,534 44,470 881 31,440 2,327
54,334 64,962 72,541 13,857 119,893 4,571
133 1,624 20,003 90,152 15,939 115
19 15 42 39 500 21
129 343 1,701 5,820 3,813 194
261,800 580,473 718,855 1,293,240 1,402,481 75,739
– – 91 145 – 800
9,595 10,372 14,630 13,495 15,783 12,498
2,365 5,223 13,727 9,184 24,015 6,631
11,260 9,513 25,487 13,269 29,876 249,317
1,380 1,227 – 142 22,434 6,420
21,051 22,030 19,784 19,360 22,160 26,833
38,310 39,551 45,770 42,719 44,389 37,078
29,579 30,907 31,577 29,083 57,279 12,379
9,014 14,361 19,208 12,286 426,633 6,076
2,294,839 4,559,015 8,144,196 6,018,840 7,834,875 7,733,022
– – (478,829) (1,182,966) – (6,594,644)
– – – – (9,800) –
2,294,839 4,559,015 7,665,367 4,835,874 7,825,075 1,138,378
(437,166) 10,710,277 26,733,537 13,580,571 33,560,147 14,742,007
(14,393,491) 87,721,120 185,056,379 54,695,137 952,946,186 144,881,000
– – 628,599 – 5,062,711 –
90 194 1,446 1,943 787 (1,682,000)
(14,393,401) 87,721,314 185,686,424 54,697,080 958,009,684 143,199,000
(12,848,170) 148,867,956 348,598,803 267,258,649 (543,843,369) 77,575,184
– – – – (227,560) –
– – 2,045,384 – 66,874 –
– – – – – 463,398
(12,848,170) 148,867,956 350,644,187 267,258,649 (544,004,055) 78,038,582
(27,241,571) 236,589,270 536,330,611 321,955,729 414,005,629 221,237,582
$ (27,678,737) $ 247,299,547 $ 563,064,148 $ 335,536,300 $ 447,565,776 $ 235,979,589
$ – $ – $ – $ – $ – $ 783,415
$ – $ – $ – $ – $ – $ 7,635,718

Statement of Operations
(continued)
See Notes to Financial Statements
70
(continued)
(continued)
Statement of Operations
(continued)
Six Months Ended April 30, 2026 (Unaudited) 3.1 International Equity
3.2 International
Opportunities
3.3 Quant International Small
Cap Equity
INVESTMENT INCOME
Affiliated income $ 132,655 $ 46,590 $ –
Dividends 88,470,560 25,794,707 20,509,646
Interest 425,302 908,710 41,767
Securities lending income, net 68,813 176,374 180,693
Tax withheld (8,529,518) (1,845,164) (1,387,957)
Total investment income 80,567,812 25,081,217 19,344,149
EXPENSES
Management fees 12,136,982 7,847,902 4,425,041
12b-1 distribution and service fees — Class A 354,164 37,013 2,712
12b-1 distribution and service fees — Premier Class 41,797 979 80
Shareholder servicing agent fees — Class A 122,542 18,911 1,108
Shareholder servicing agent fees — Class I 3,033 3,472 106
Shareholder servicing agent fees — Premier Class 37 43 13
Shareholder servicing agent fees — Class R6 641 201 98
Shareholder servicing agent fees — Retirement Class 430,082 86,481 138,420
Shareholder servicing agent fees — Class W 20 713 758
Administrative service fees 14,901 13,819 12,045
Trustees fees 19,521 10,466 5,197
Custodian expenses 158,770 82,299 219,607
Overdraft expense 74,479 – 11,102
Professional fees 27,977 25,337 25,064
Registration fees 41,601 33,380 31,221
Shareholder reporting expenses 107,550 28,013 10,940
Other 357 1,882 135,236
Total expenses 13,534,454 8,190,911 5,018,748
Expenses reimbursed by the investment adviser (5,131,208) (7,177,509) (4,177,323)
Net expenses 8,403,246 1,013,402 841,425
Net investment income (loss) 72,164,566 24,067,815 18,502,724
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments
*
226,313,151 141,523,984 113,767,801
Futures contracts – – –
Foreign currency transactions (958,941) (430,025) (549,245)
Net realized gain (loss) 225,354,210 141,093,959 113,218,556
Change in unrealized appreciation (depreciation) on:
Investments
‡
159,249,026 (80,634,606) 103,093,449
Futures contracts – – –
Foreign currency translations 1,293,939 403,850 149,115
Net change in unrealized appreciation (depreciation) 160,542,965 (80,230,756) 103,242,564
Net realized and unrealized gain (loss) 385,897,175 60,863,203 216,461,120
Net increase (decrease) in net assets from operations $ 458,061,741 $ 84,931,018 $ 234,963,844
*   Net of foreign capital gains tax $ – $ – $ 208,561
‡
   Net of change in foreign capital gains tax $ – $ (152,337) $ (733,976)

See Notes to Financial Statements
71
3.4 International Responsible
Equity
$ –
26,089,982
216,467
87,813
(1,521,367)
24,872,895
2,720,071
54,571
316
28,621
2,331
43
1,284
1,050,470
–
11,113
7,737
53,475
1,939
24,802
40,637
56,612
135,858
4,189,880
(572,687)
3,617,193
21,255,702
113,779,139
1,356,537
(136,150)
114,999,526
11,523,036
(227,049)
235,523
11,531,510
126,531,036
$ 147,786,738
$ –
$ –

Statement of Changes in Net Assets
See Notes to Financial Statements
72
2.1
Core Equity
2.2
Large Cap Growth
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
OPERATIONS
Net investment income (loss) $ 16,650,945 $ 56,427,614 $ 4,656,339 $ 14,165,897
Net realized gain (loss) 290,066,465 797,972,010 1,037,599,588 865,505,359
Net change in unrealized appreciation
(depreciation) (55,591,221) 268,856,577 (1,078,170,786) 672,708,306
Net increase (decrease) in net assets from
operations 251,126,189 1,123,256,201 (35,914,859) 1,552,379,562
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (132,879,972) (111,847,492) (202,482,210) (90,841,966)
Class I (1,152,963) (838,190) (1,778,273) (403,114)
Premier Class (1,432,376) (911,923) (667,454) (228,085)
Class R6 (234,564,512) (194,918,733) (220,591,299) (113,562,836)
Retirement Class (121,661,267) (64,564,196) (51,917,721) (26,256,946)
Class W (258,686,749) (244,213,743) (336,329,951) (169,051,703)
Total distributions (750,377,839) (617,294,277) (813,766,908) (400,344,650)
FUND SHARE TRANSACTIONS
Subscriptions 168,028,264 957,533,148 272,068,122 551,708,377
Reinvestments of distributions 730,339,975 578,366,089 802,958,268 395,691,993
Redemptions (608,134,784) (1,254,731,102) (729,154,713) (1,471,525,705)
Net increase (decrease) from Fund share
transactions 290,233,455 281,168,135 345,871,677 (524,125,335)
Net increase (decrease) in net assets (209,018,195) 787,130,059 (503,810,090) 627,909,577
Net assets at the beginning of period 7,271,420,869 6,484,290,810 6,841,216,229 6,213,306,652
Net assets at the end of period $ 7,062,402,674 $ 7,271,420,869 $ 6,337,406,139 $ 6,841,216,229

See Notes to Financial Statements
73
2.3
Large Cap Value
2.4
Quant Mid Cap Growth
2.5
Mid Cap Value
2.6
Quant Small Cap Equity
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
$ 44,949,412 $ 103,312,500 $ (437,166) $ (403,889) $ 10,710,277 $ 28,408,428 $ 26,733,537 $ 25,948,643
346,753,571 445,693,902 (14,393,401) 213,882,370 87,721,314 102,382,557 185,686,424 282,460,374
398,291,556 161,819,929 (12,848,170) (99,477,474) 148,867,956 (36,002,947) 350,644,187 185,664,186
789,994,539 710,826,331 (27,678,737) 114,001,007 247,299,547 94,788,038 563,064,148 494,073,203
– – – – – – – –
(15,011,045) (6,331,415) (16,964,070) – (15,408,127) (13,551,095) (15,141,884) (17,751,331)
(2,420,568) (20,499) (31,125) – (257,207) (388,492) (5,743,361) (264,965)
(3,513,197) (1,898,891) (1,101,312) – (2,005,994) (1,931,787) (4,665,951) (5,081,151)
(209,084,600) (125,309,558) (32,950,006) – (66,017,346) (75,195,069) (196,669,687) (250,566,587)
(77,304,729) (40,165,816) (22,957,925) – (34,830,836) (30,687,682) (50,179,580) (61,785,181)
(207,895,031) (94,026,972) – – – – (20,996,069) (53,347,247)
(515,229,170) (267,753,151) (74,004,438) – (118,519,510) (121,754,125) (293,396,532) (388,796,462)
170,045,678 591,158,384 12,904,285 22,783,474 23,840,031 94,547,443 234,650,529 364,791,173
513,316,556 267,185,653 73,549,656 – 117,955,103 121,245,529 289,803,542 388,056,584
(793,734,648) (1,992,398,971) (83,882,011) (295,977,521) (177,442,317) (462,509,060) (301,300,018) (897,615,994)
(110,372,414) (1,134,054,934) 2,571,930 (273,194,047) (35,647,183) (246,716,088) 223,154,053 (144,768,237)
164,392,955 (690,981,754) (99,111,245) (159,193,040) 93,132,854 (273,682,175) 492,821,669 (39,491,496)
6,200,585,548 6,891,567,302 782,105,674 941,298,714 1,574,458,171 1,848,140,346 3,395,622,923 3,435,114,419
$ 6,364,978,503 $ 6,200,585,548 $ 682,994,429 $ 782,105,674 $ 1,667,591,025 $ 1,574,458,171 $ 3,888,444,592 $ 3,395,622,923

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
74
(continued)
(continued)
(continued)
Statement of Changes in Net Assets
(continued)
2.7
Quant Small/Mid Cap Equity
2.8
Large Cap Responsible Equity
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
OPERATIONS
Net investment income (loss) $ 13,580,571 $ 15,285,074 $ 33,560,147 $ 69,738,998
Net realized gain (loss) 54,697,080 146,329,789 958,009,684 633,730,310
Net change in unrealized appreciation
(depreciation) 267,258,649 120,275,578 (544,004,055) 340,348,554
Net increase (decrease) in net assets from
operations 335,536,300 281,890,441 447,565,776 1,043,817,862
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (2,525,621) (2,826,834) (64,226,966) (115,489,269)
Class I (11,976,662) (14,950,595) (4,278,236) (4,422,239)
Premier Class (79,471) (18,609) (3,067,613) (5,139,062)
Class R6 (21,286,791) (13,340,549) (319,475,823) (667,326,601)
Retirement Class (79,655,807) (69,674,593) (79,095,470) (108,705,819)
Class W (46,873,997) (67,581,649) – –
Total distributions (162,398,349) (168,392,829) (470,144,108) (901,082,990)
FUND SHARE TRANSACTIONS
Subscriptions 402,512,506 563,519,743 161,427,566 1,612,807,875
Reinvestments of distributions 157,883,839 164,053,948 453,656,868 856,925,121
Redemptions (134,540,690) (270,144,177) (749,226,574) (2,241,691,253)
Net increase (decrease) from Fund share
transactions 425,855,655 457,429,514 (134,142,140) 228,041,743
Net increase (decrease) in net assets 598,993,606 570,927,126 (156,720,472) 370,776,615
Net assets at the beginning of period 1,947,892,218 1,376,965,092 6,604,965,934 6,234,189,319
Net assets at the end of period $ 2,546,885,824 $ 1,947,892,218 $ 6,448,245,462 $ 6,604,965,934

See Notes to Financial Statements
75
3.01
Emerging Markets Equity
3.1
International Equity
3.2
International Opportunities
3.3
Quant International Small Cap Equity
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
$ 14,742,007 $ 34,871,111 $ 72,164,566 $ 159,065,274 $ 24,067,815 $ 41,834,494 $ 18,502,724 $ 42,529,140
143,199,000 35,653,104 225,354,210 942,944,258 141,093,959 226,649,185 113,218,556 140,173,068
78,038,582 344,175,427 160,542,965 376,377,547 (80,230,756) 161,407,909 103,242,564 141,499,759
235,979,589 414,699,642 458,061,741 1,478,387,079 84,931,018 429,891,588 234,963,844 324,201,967
– – – – – – – –
(229,144) (126,543) (50,296,714) (8,868,457) (1,788,757) (375,143) (133,202) (25,004)
(5,405) (2,731) (696,965) (72,063) (1,391,010) (360,025) (15,092) (4,520)
(66,768) (134,430) (5,835,189) (1,111,592) (170,980) (33,582) (7,997) (2,375)
(5,453,337) (4,654,687) (266,397,399) (62,056,887) (10,989,812) (2,071,673) (6,469,293) (2,377,502)
(1,779,322) (1,119,941) (33,998,761) (6,571,696) (4,319,342) (876,499) (4,918,085) (205,844)
(63,343,177) (49,614,725) (254,144,744) (101,169,246) (172,070,039) (43,567,777) (103,064,693) (44,941,894)
(70,877,153) (55,653,057) (611,369,772) (179,849,941) (190,729,940) (47,284,699) (114,608,362) (47,557,139)
184,608,860 209,428,586 289,542,904 521,559,667 231,544,056 426,437,438 215,123,377 103,382,352
70,868,861 55,647,950 599,679,337 177,476,410 190,147,647 47,166,570 114,589,370 47,551,365
(295,986,017) (579,025,029) (692,393,718) (3,150,281,680) (298,126,518) (448,958,960) (241,765,710) (342,644,785)
(40,508,296) (313,948,493) 196,828,523 (2,451,245,603) 123,565,185 24,645,048 87,947,037 (191,711,068)
124,594,140 45,098,092 43,520,492 (1,152,708,465) 17,766,263 407,251,937 208,302,519 84,933,760
1,753,428,958 1,708,330,866 5,437,369,041 6,590,077,506 2,804,297,697 2,397,045,760 1,316,997,083 1,232,063,323
$ 1,878,023,098 $ 1,753,428,958 $ 5,480,889,533 $ 5,437,369,041 $ 2,822,063,960 $ 2,804,297,697 $ 1,525,299,602 $ 1,316,997,083

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
76
(continued)
Statement of Changes in Net Assets
(continued)
3.4
International Responsible Equity
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
OPERATIONS
Net investment income (loss) $ 21,255,702 $ 43,599,491
Net realized gain (loss) 114,999,526 33,270,801
Net change in unrealized appreciation (depreciation) 11,531,510 265,387,951
Net increase (decrease) in net assets from operations 147,786,738 342,258,243
DISTRIBUTIONS TO SHAREHOLDERS – –
Dividends:
Class A (2,245,162) (972,460)
Class I (858,507) (415,026)
Premier Class (23,703) (21,552)
Class R6 (53,690,187) (25,335,820)
Retirement Class (46,373,545) (19,924,638)
Total distributions (103,191,104) (46,669,496)
FUND SHARE TRANSACTIONS
Subscriptions 48,389,236 213,177,758
Reinvestments of distributions 93,349,164 41,710,906
Redemptions (327,065,889) (251,857,036)
Net increase (decrease) from Fund share transactions (185,327,489) 3,031,628
Net increase (decrease) in net assets (140,731,855) 298,620,375
Net assets at the beginning of period 1,913,876,436 1,615,256,061
Net assets at the end of period $ 1,773,144,581 $ 1,913,876,436

Financial Highlights
See Notes to Financial Statements
78
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.1
Core Equity
Class A:
4/30/26
(d)
$ 30 .36 $ 0 .03 $ 0 .97 $ 1 .00 $ ( 0 .02 ) $ ( 1 .99 ) $ ( 2 .01 ) $ 29 .35
10/31/25 27 .60 0 .14 4 .29 4 .43 ( 0 .08 ) ( 1 .59 ) ( 1 .67 ) 30 .36
10/31/24 22 .30 0 .18 8 .22 8 .40 ( 0 .12 ) ( 2 .98 ) ( 3 .10 ) 27 .60
10/31/23 20 .52 0 .18 2 .71 2 .89 ( 0 .14 ) ( 0 .97 ) ( 1 .11 ) 22 .30
10/31/22 28 .59 0 .20 ( 4 .90 ) ( 4 .70 ) ( 0 .12 ) ( 3 .25 ) ( 3 .37 ) 20 .52
10/31/21 21 .14 0 .12 8 .46 8 .58 ( 0 .09 ) ( 1 .04 ) ( 1 .13 ) 28 .59
Class I:
4/30/26
(d)
17 .10 0 .03 0 .50 0 .53 ( 0 .05 ) ( 1 .99 ) ( 2 .04 ) 15 .59
10/31/25 16 .26 0 .11 2 .47 2 .58 ( 0 .15 ) ( 1 .59 ) ( 1 .74 ) 17 .10
10/31/24 14 .32 0 .14 4 .96 5 .10 ( 0 .18 ) ( 2 .98 ) ( 3 .16 ) 16 .26
10/31/23 13 .60 0 .14 1 .74 1 .88 ( 0 .19 ) ( 0 .97 ) ( 1 .16 ) 14 .32
10/31/22 20 .09 0 .15 ( 3 .23 ) ( 3 .08 ) ( 0 .16 ) ( 3 .25 ) ( 3 .41 ) 13 .60
10/31/21 15 .17 0 .12 5 .99 6 .11 ( 0 .15 ) ( 1 .04 ) ( 1 .19 ) 20 .09
Premier Class:
4/30/26
(d)
17 .14 0 .03 0 .50 0 .53 ( 0 .04 ) ( 1 .99 ) ( 2 .03 ) 15 .64
10/31/25 16 .30 0 .10 2 .47 2 .57 ( 0 .14 ) ( 1 .59 ) ( 1 .73 ) 17 .14
10/31/24 14 .35 0 .12 4 .98 5 .10 ( 0 .17 ) ( 2 .98 ) ( 3 .15 ) 16 .30
10/31/23 13 .62 0 .14 1 .74 1 .88 ( 0 .18 ) ( 0 .97 ) ( 1 .15 ) 14 .35
10/31/22 20 .11 0 .14 ( 3 .23 ) ( 3 .09 ) ( 0 .15 ) ( 3 .25 ) ( 3 .40 ) 13 .62
10/31/21 15 .19 0 .11 5 .99 6 .10 ( 0 .14 ) ( 1 .04 ) ( 1 .18 ) 20 .11
Class R6:
4/30/26
(d)
17 .08 0 .04 0 .50 0 .54 ( 0 .06 ) ( 1 .99 ) ( 2 .05 ) 15 .57
10/31/25 16 .24 0 .12 2 .47 2 .59 ( 0 .16 ) ( 1 .59 ) ( 1 .75 ) 17 .08
10/31/24 14 .31 0 .15 4 .95 5 .10 ( 0 .19 ) ( 2 .98 ) ( 3 .17 ) 16 .24
10/31/23 13 .58 0 .15 1 .75 1 .90 ( 0 .20 ) ( 0 .97 ) ( 1 .17 ) 14 .31
10/31/22 20 .07 0 .17 ( 3 .24 ) ( 3 .07 ) ( 0 .17 ) ( 3 .25 ) ( 3 .42 ) 13 .58
10/31/21 15 .16 0 .14 5 .97 6 .11 ( 0 .16 ) ( 1 .04 ) ( 1 .20 ) 20 .07
Retirement Class:
4/30/26
(d)
17 .77 0 .02 0 .53 0 .55 ( 0 .04 ) ( 1 .99 ) ( 2 .03 ) 16 .29
10/31/25 16 .83 0 .08 2 .57 2 .65 ( 0 .12 ) ( 1 .59 ) ( 1 .71 ) 17 .77
10/31/24 14 .73 0 .11 5 .12 5 .23 ( 0 .15 ) ( 2 .98 ) ( 3 .13 ) 16 .83
10/31/23 13 .95 0 .12 1 .80 1 .92 ( 0 .17 ) ( 0 .97 ) ( 1 .14 ) 14 .73
10/31/22 20 .51 0 .13 ( 3 .31 ) ( 3 .18 ) ( 0 .13 ) ( 3 .25 ) ( 3 .38 ) 13 .95
10/31/21 15 .47 0 .09 6 .11 6 .20 ( 0 .12 ) ( 1 .04 ) ( 1 .16 ) 20 .51
Class W:
4/30/26
(d)
17 .06 0 .07 0 .50 0 .57 ( 0 .09 ) ( 1 .99 ) ( 2 .08 ) 15 .55
10/31/25 16 .23 0 .19 2 .45 2 .64 ( 0 .22 ) ( 1 .59 ) ( 1 .81 ) 17 .06
10/31/24 14 .30 0 .21 4 .95 5 .16 ( 0 .25 ) ( 2 .98 ) ( 3 .23 ) 16 .23
10/31/23 13 .58 0 .21 1 .74 1 .95 ( 0 .26 ) ( 0 .97 ) ( 1 .23 ) 14 .30
10/31/22 20 .07 0 .23 ( 3 .23 ) ( 3 .00 ) ( 0 .24 ) ( 3 .25 ) ( 3 .49 ) 13 .58
10/31/21 15 .16 0 .21 5 .98 6 .19 ( 0 .24 ) ( 1 .04 ) ( 1 .28 ) 20 .07
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)
Unaudited
(e)
Annualized.
(f)
During the year ended 10/31/23, 0.01%, 0.01%, 0.01%, 0.01%, 0.01% and 0.01% of the Fund’s total return for Class A, Class I, Premier Class,
Class R6, Retirement Class and Class W, respectively, consisted of a voluntary payment from the Adviser.
(g)
Does not include in-kind transactions.

See Notes to Financial Statements
79
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
(c)
Portfolio
Turnover
Rate
3 .57% $ 2,007,410 0 .68%
(e)
0 .68%
(e)
0 .19%
(e)
55%
16 .63 2,024,249 0 .68 0 .68 0 .52 117
41 .75 1,857,079 0 .68 0 .68 0 .71 25
14 .85
(f)
1,396,039 0 .70 0 .67 0 .84 108
( 18 .73 ) 1,292,439 0 .69 0 .62 0 .87 74
41 .97 1,664,005 0 .69 0 .69 0 .48 61
(g)
3 .63 9,667 0 .49
(e)
0 .49
(e)
0 .41
(e)
55
16 .95 13,932 0 .45 0 .45 0 .72 117
42 .02 3,953 0 .50 0 .50 0 .91 25
14 .97
(f)
3,719 0 .50 0 .50 1 .01 108
( 18 .59 ) 3,048 0 .50 0 .50 1 .01 74
42 .23 3,428 0 .50 0 .50 0 .66 61
(g)
3 .65 10,873 0 .55
(e)
0 .55
(e)
0 .33
(e)
55
16 .78 12,180 0 .55 0 .55 0 .63 117
41 .96 8,291 0 .56 0 .55 0 .83 25
14 .96
(f)
5,566 0 .56 0 .55 0 .98 108
( 18 .62 ) 8,396 0 .55 0 .55 0 .87 74
42 .08 20,731 0 .55 0 .55 0 .63 61
(g)
3 .69 1,904,819 0 .40
(e)
0 .40
(e)
0 .48
(e)
55
17 .02 1,987,792 0 .40 0 .40 0 .81 117
42 .12 1,789,766 0 .40 0 .40 0 .99 25
15 .18
(f)
1,357,423 0 .41 0 .40 1 .11 108
( 18 .53 ) 1,358,311 0 .41 0 .40 1 .08 74
42 .33 1,988,937 0 .40 0 .40 0 .77 61
(g)
3 .58 963,502 0 .65
(e)
0 .65
(e)
0 .23
(e)
55
16 .74 1,076,049 0 .65 0 .65 0 .52 117
41 .72 592,398 0 .65 0 .65 0 .73 25
14 .85
(f)
414,554 0 .66 0 .65 0 .86 108
( 18 .68 ) 406,033 0 .66 0 .65 0 .83 74
41 .96 577,096 0 .65 0 .65 0 .51 61
(g)
3 .92 2,166,132 0 .40
(e)
0.00
(e)
0 .87
(e)
55
17 .43 2,157,219 0 .40 0.00 1 .21 117
42 .74 2,232,804 0 .40 0.00 1 .40 25
15 .58
(f)
2,000,924 0 .41 0.00 1 .51 108
( 18 .17 ) 2,049,653 0 .41 0.00 1 .49 74
42 .93 2,739,781 0 .40 0.00 1 .17 61
(g)

Financial Highlights
(continued)
See Notes to Financial Statements
80
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.2
Large Cap Growth
Class A:
4/30/26
(d)
$ 33 .67 $ ( 0 .03 ) $ ( 0 .20 ) $ ( 0 .23 ) $ — $ ( 4 .02 ) $ ( 4 .02 ) $ 29 .42
10/31/25 28 .18 ( 0 .04 ) 7 .29 7 .25 ( 0 .00 )
(f)
( 1 .76 ) ( 1 .76 ) 33 .67
10/31/24 20 .11 ( 0 .01 ) 8 .08 8 .07 — — — 28 .18
10/31/23 16 .43 0 .02 3 .69 3 .71 ( 0 .03 ) — ( 0 .03 ) 20 .11
10/31/22 26 .77 0 .02 ( 7 .87 ) ( 7 .85 ) — ( 2 .49 ) ( 2 .49 ) 16 .43
10/31/21 27 .03 ( 0 .05 ) 8 .14 8 .09 ( 0 .04 ) ( 8 .31 ) ( 8 .35 ) 26 .77
Class I:
4/30/26
(d)
33 .93 0 .01 ( 0 .20 ) ( 0 .19 ) ( 0 .01 ) ( 4 .02 ) ( 4 .03 ) 29 .71
10/31/25 28 .36 0 .04 7 .34 7 .38 ( 0 .05 ) ( 1 .76 ) ( 1 .81 ) 33 .93
10/31/24 20 .23 0 .03 8 .14 8 .17 ( 0 .04 ) — ( 0 .04 ) 28 .36
10/31/23 16 .52 0 .06 3 .70 3 .76 ( 0 .05 ) — ( 0 .05 ) 20 .23
10/31/22 26 .88 0 .05 ( 7 .91 ) ( 7 .86 ) ( 0 .01 ) ( 2 .49 ) ( 2 .50 ) 16 .52
10/31/21 27 .12 0 .00
(f)
8 .17 8 .17 ( 0 .10 ) ( 8 .31 ) ( 8 .41 ) 26 .88
Premier Class:
4/30/26
(d)
33 .95 ( 0 .01 ) ( 0 .19 ) ( 0 .20 ) — ( 4 .02 ) ( 4 .02 ) 29 .73
10/31/25 28 .36 ( 0 .00 )
(f)
7 .35 7 .35 — ( 1 .76 ) ( 1 .76 ) 33 .95
10/31/24 20 .22 0 .03 8 .11 8 .14 ( 0 .00 )
(f)
— ( 0 .00 )
(f)
28 .36
10/31/23 16 .52 0 .05 3 .69 3 .74 ( 0 .04 ) — ( 0 .04 ) 20 .22
10/31/22 26 .88 0 .03 ( 7 .90 ) ( 7 .87 ) — ( 2 .49 ) ( 2 .49 ) 16 .52
10/31/21 27 .10 ( 0 .01 ) 8 .16 8 .15 ( 0 .06 ) ( 8 .31 ) ( 8 .37 ) 26 .88
Class R6:
4/30/26
(d)
33 .96 0 .01 ( 0 .20 ) ( 0 .19 ) ( 0 .01 ) ( 4 .02 ) ( 4 .03 ) 29 .74
10/31/25 28 .39 0 .04 7 .37 7 .41 ( 0 .08 ) ( 1 .76 ) ( 1 .84 ) 33 .96
10/31/24 20 .25 0 .06 8 .13 8 .19 ( 0 .05 ) — ( 0 .05 ) 28 .39
10/31/23 16 .54 0 .07 3 .71 3 .78 ( 0 .07 ) — ( 0 .07 ) 20 .25
10/31/22 26 .91 0 .06 ( 7 .91 ) ( 7 .85 ) ( 0 .03 ) ( 2 .49 ) ( 2 .52 ) 16 .54
10/31/21 27 .14 0 .02 8 .17 8 .19 ( 0 .11 ) ( 8 .31 ) ( 8 .42 ) 26 .91
Retirement Class:
4/30/26
(d)
33 .49 ( 0 .03 ) ( 0 .19 ) ( 0 .22 ) — ( 4 .02 ) ( 4 .02 ) 29 .25
10/31/25 28 .03 ( 0 .03 ) 7 .26 7 .23 ( 0 .01 ) ( 1 .76 ) ( 1 .77 ) 33 .49
10/31/24 20 .00 ( 0 .00 )
(f)
8 .03 8 .03 ( 0 .00 )
(f)
— ( 0 .00 )
(f)
28 .03
10/31/23 16 .33 0 .02 3 .67 3 .69 ( 0 .02 ) — ( 0 .02 ) 20 .00
10/31/22 26 .63 0 .01 ( 7 .82 ) ( 7 .81 ) — ( 2 .49 ) ( 2 .49 ) 16 .33
10/31/21 26 .93 ( 0 .04 ) 8 .10 8 .06 ( 0 .05 ) ( 8 .31 ) ( 8 .36 ) 26 .63
Class W:
4/30/26
(d)
34 .04 0 .07 ( 0 .20 ) ( 0 .13 ) ( 0 .14 ) ( 4 .02 ) ( 4 .16 ) 29 .75
10/31/25 28 .47 0 .16 7 .37 7 .53 ( 0 .20 ) ( 1 .76 ) ( 1 .96 ) 34 .04
10/31/24 20 .30 0 .17 8 .14 8 .31 ( 0 .14 ) — ( 0 .14 ) 28 .47
10/31/23 16 .59 0 .15 3 .71 3 .86 ( 0 .15 ) — ( 0 .15 ) 20 .30
10/31/22 27 .00 0 .14 ( 7 .92 ) ( 7 .78 ) ( 0 .14 ) ( 2 .49 ) ( 2 .63 ) 16 .59
10/31/21 27 .24 0 .12 8 .19 8 .31 ( 0 .24 ) ( 8 .31 ) ( 8 .55 ) 27 .00
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)
Unaudited
(e)
Annualized.
(f)
Value rounded to zero.
(g)
During the year ended 10/31/23, 0.05%, 0.05%, 0.06%, 0.05%, 0.05% and 0.05% of the Fund’s total return for Class A, Class I, Premier Class,
Class R6, Retirement Class and Class W, respectively, consisted of a voluntary payment from the Adviser.

See Notes to Financial Statements
81
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
(c)
Portfolio
Turnover
Rate
( 0 .31 ) % $ 1,614,653 0 .69%
(e)
0 .69%
(e)
( 0 .22 ) %
(e)
53%
26 .70 1,707,294 0 .70 0 .70 ( 0 .14 ) 41
40 .13 1,459,047 0 .69 0 .69 ( 0 .06 ) 28
22 .60
(g)
1,090,321 0 .71 0 .68 0 .10 44
( 32 .23 ) 936,049 0 .71 0 .62 0 .08 64
36 .96 1,476,126 0 .69 0 .69 ( 0 .20 ) 47
( 0 .17 ) 14,972 0 .43
(e)
0 .43
(e)
0 .05
(e)
53
27 .05 14,292 0 .41 0 .41 0 .12 41
40 .40 5,753 0 .50 0 .50 0 .13 28
22 .85
(g)
3,623 0 .50 0 .49 0 .30 44
( 32 .13 ) 3,715 0 .48 0 .47 0 .23 64
37 .25 5,462 0 .48 0 .48 0 .02 47
( 0 .22 ) 4,603 0 .55
(e)
0 .55
(e)
( 0 .07 )
(e)
53
26 .89 5,585 0 .55 0 .55 0 .00 41
40 .29 3,801 0 .56 0 .56 0 .12 28
22 .69
(g)
7,443 0 .57 0 .55 0 .27 44
( 32 .17 ) 11,303 0 .56 0 .55 0 .15 64
37 .18 15,987 0 .55 0 .55 ( 0 .06 ) 47
( 0 .16 ) 1,642,674 0 .40
(e)
0 .40
(e)
0 .07
(e)
53
27 .12 1,872,150 0 .40 0 .40 0 .15 41
40 .52 1,767,613 0 .41 0 .41 0 .23 28
22 .93
(g)
1,370,479 0 .41 0 .40 0 .38 44
( 32 .08 ) 1,294,222 0 .41 0 .40 0 .30 64
37 .36 2,055,310 0 .40 0 .40 0 .09 47
( 0 .28 ) 398,308 0 .65
(e)
0 .65
(e)
( 0 .18 )
(e)
53
26 .76 438,743 0 .65 0 .65 ( 0 .10 ) 41
40 .17 421,846 0 .66 0 .66 ( 0 .02 ) 28
22 .61
(g)
330,921 0 .66 0 .65 0 .13 44
( 32 .22 ) 272,488 0 .66 0 .65 0 .04 64
36 .99 477,945 0 .65 0 .65 ( 0 .16 ) 47
0 .03 2,662,196 0 .40
(e)
0.00
(e)
0 .47
(e)
53
27 .58 2,803,152 0 .40 0.00 0 .55 41
41 .10 2,555,246 0 .41 0.00 0 .64 28
23 .44
(g)
2,316,362 0 .41 0.00 0 .78 44
( 31 .80 ) 2,179,231 0 .41 0.00 0 .70 64
37 .86 3,158,816 0 .40 0.00 0 .49 47

Financial Highlights
(continued)
See Notes to Financial Statements
82
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.3
Large Cap Value
Class A:
4/30/26
(d)
$ 23 .36 $ 0 .12 $ 2 .78 $ 2 .90 $ ( 0 .33 ) $ ( 1 .70 ) $ ( 2 .03 ) $ 24 .23
10/31/25 21 .75 0 .26 2 .17 2 .43 ( 0 .27 ) ( 0 .55 ) ( 0 .82 ) 23 .36
10/31/24 18 .12 0 .27 5 .01 5 .28 ( 0 .31 ) ( 1 .34 ) ( 1 .65 ) 21 .75
10/31/23 18 .67 0 .28 0 .28 0 .56 ( 0 .30 ) ( 0 .81 ) ( 1 .11 ) 18 .12
10/31/22 21 .99 0 .26 ( 1 .65 ) ( 1 .39 ) ( 0 .25 ) ( 1 .68 ) ( 1 .93 ) 18 .67
10/31/21 15 .23 0 .20 6 .86 7 .06 ( 0 .30 ) — ( 0 .30 ) 21 .99
Class I:
4/30/26
(d)
24 .96 0 .16 3 .00 3 .16 ( 0 .41 ) ( 1 .70 ) ( 2 .11 ) 26 .01
10/31/25 23 .16 0 .24 2 .42 2 .66 ( 0 .31 ) ( 0 .55 ) ( 0 .86 ) 24 .96
10/31/24 19 .20 0 .34 5 .32 5 .66 ( 0 .36 ) ( 1 .34 ) ( 1 .70 ) 23 .16
10/31/23 19 .71 0 .33 0 .31 0 .64 ( 0 .34 ) ( 0 .81 ) ( 1 .15 ) 19 .20
10/31/22 23 .12 0 .31 ( 1 .74 ) ( 1 .43 ) ( 0 .30 ) ( 1 .68 ) ( 1 .98 ) 19 .71
10/31/21 15 .99 0 .26 7 .21 7 .47 ( 0 .34 ) — ( 0 .34 ) 23 .12
Premier Class:
4/30/26
(d)
24 .93 0 .15 2 .98 3 .13 ( 0 .37 ) ( 1 .70 ) ( 2 .07 ) 25 .99
10/31/25 23 .14 0 .31 2 .32 2 .63 ( 0 .29 ) ( 0 .55 ) ( 0 .84 ) 24 .93
10/31/24 19 .17 0 .32 5 .32 5 .64 ( 0 .33 ) ( 1 .34 ) ( 1 .67 ) 23 .14
10/31/23 19 .68 0 .33 0 .29 0 .62 ( 0 .32 ) ( 0 .81 ) ( 1 .13 ) 19 .17
10/31/22 23 .08 0 .29 ( 1 .73 ) ( 1 .44 ) ( 0 .28 ) ( 1 .68 ) ( 1 .96 ) 19 .68
10/31/21 15 .97 0 .24 7 .19 7 .43 ( 0 .32 ) — ( 0 .32 ) 23 .08
Class R6:
4/30/26
(d)
24 .99 0 .16 2 .99 3 .15 ( 0 .41 ) ( 1 .70 ) ( 2 .11 ) 26 .03
10/31/25 23 .20 0 .35 2 .32 2 .67 ( 0 .33 ) ( 0 .55 ) ( 0 .88 ) 24 .99
10/31/24 19 .23 0 .35 5 .33 5 .68 ( 0 .37 ) ( 1 .34 ) ( 1 .71 ) 23 .20
10/31/23 19 .73 0 .35 0 .31 0 .66 ( 0 .35 ) ( 0 .81 ) ( 1 .16 ) 19 .23
10/31/22 23 .14 0 .32 ( 1 .73 ) ( 1 .41 ) ( 0 .32 ) ( 1 .68 ) ( 2 .00 ) 19 .73
10/31/21 16 .01 0 .28 7 .20 7 .48 ( 0 .35 ) — ( 0 .35 ) 23 .14
Retirement Class:
4/30/26
(d)
24 .82 0 .13 2 .97 3 .10 ( 0 .33 ) ( 1 .70 ) ( 2 .03 ) 25 .89
10/31/25 23 .06 0 .29 2 .31 2 .60 ( 0 .29 ) ( 0 .55 ) ( 0 .84 ) 24 .82
10/31/24 19 .12 0 .29 5 .31 5 .60 ( 0 .32 ) ( 1 .34 ) ( 1 .66 ) 23 .06
10/31/23 19 .63 0 .30 0 .30 0 .60 ( 0 .30 ) ( 0 .81 ) ( 1 .11 ) 19 .12
10/31/22 23 .03 0 .27 ( 1 .73 ) ( 1 .46 ) ( 0 .26 ) ( 1 .68 ) ( 1 .94 ) 19 .63
10/31/21 15 .93 0 .22 7 .19 7 .41 ( 0 .31 ) — ( 0 .31 ) 23 .03
Class W:
4/30/26
(d)
25 .04 0 .21 3 .00 3 .21 ( 0 .50 ) ( 1 .70 ) ( 2 .20 ) 26 .05
10/31/25 23 .25 0 .44 2 .33 2 .77 ( 0 .43 ) ( 0 .55 ) ( 0 .98 ) 25 .04
10/31/24 19 .28 0 .44 5 .33 5 .77 ( 0 .46 ) ( 1 .34 ) ( 1 .80 ) 23 .25
10/31/23 19 .80 0 .43 0 .30 0 .73 ( 0 .44 ) ( 0 .81 ) ( 1 .25 ) 19 .28
10/31/22 23 .22 0 .41 ( 1 .73 ) ( 1 .32 ) ( 0 .42 ) ( 1 .68 ) ( 2 .10 ) 19 .80
10/31/21 16 .07 0 .36 7 .22 7 .58 ( 0 .43 ) — ( 0 .43 ) 23 .22
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)
Unaudited
(e)
Annualized.

See Notes to Financial Statements
83
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
(c)
Portfolio
Turnover
Rate
13 .21% $ 189,301 0 .70%
(e)
0 .70%
(e)
1 .03%
(e)
4%
11 .48 173,253 0 .71 0 .71 1 .18 17
31 .12 168,272 0 .70 0 .70 1 .36 19
3 .06 137,199 0 .72 0 .71 1 .48 23
( 6 .99 ) 144,801 0 .72 0 .67 1 .33 21
46 .88 155,733 0 .72 0 .71 1 .01 14
13 .40 41,949 0 .42
(e)
0 .42
(e)
1 .28
(e)
4
11 .80 26,147 0 .42 0 .42 1 .04 17
31 .37 580 0 .50 0 .50 1 .60 19
3 .29 589 0 .49 0 .49 1 .69 23
( 6 .83 ) 498 0 .49 0 .49 1 .51 21
47 .30 520 0 .48 0 .48 1 .23 14
13 .28 44,775 0 .55
(e)
0 .55
(e)
1 .19
(e)
4
11 .70 43,881 0 .55 0 .55 1 .35 17
31 .30 52,956 0 .56 0 .56 1 .50 19
3 .20 29,542 0 .56 0 .56 1 .65 23
( 6 .88 ) 67,185 0 .56 0 .56 1 .42 21
47 .06 77,309 0 .56 0 .55 1 .18 14
13 .35 2,598,695 0 .40
(e)
0 .40
(e)
1 .34
(e)
4
11 .84 2,551,577 0 .40 0 .40 1 .50 17
31 .49 3,282,719 0 .41 0 .41 1 .63 19
3 .41 1,834,766 0 .41 0 .41 1 .77 23
( 6 .76 ) 1,825,968 0 .41 0 .41 1 .59 21
47 .32 1,898,837 0 .41 0 .40 1 .32 14
13 .24 882,893 0 .65
(e)
0 .65
(e)
1 .10
(e)
4
11 .56 1,000,431 0 .65 0 .65 1 .25 17
31 .18 1,057,622 0 .66 0 .66 1 .37 19
3 .11 492,408 0 .66 0 .66 1 .53 23
( 7 .00 ) 485,219 0 .66 0 .66 1 .33 21
47 .01 521,413 0 .66 0 .65 1 .08 14
13 .63 2,607,366 0 .40
(e)
0.00
(e)
1 .73
(e)
4
12 .28 2,405,296 0 .40 0.00 1 .89 17
32 .00 2,329,418 0 .41 0.00 2 .06 19
3 .79 2,018,133 0 .41 0.00 2 .19 23
( 6 .34 ) 2,398,375 0 .41 0.00 1 .99 21
47 .95 2,858,782 0 .41 0.00 1 .73 14

Financial Highlights
(continued)
See Notes to Financial Statements
84
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.4
Quant Mid Cap Growth
Class A:
4/30/26
(d)
$ 22 .05 $ ( 0 .03 ) $ ( 0 .72 ) $ ( 0 .75 ) $ — $ ( 2 .23 ) $ ( 2 .23 ) $ 19 .07
10/31/25 19 .30 ( 0 .05 ) 2 .80 2 .75 — — — 22 .05
10/31/24 15 .65 ( 0 .02 ) 3 .67 3 .65 — — — 19 .30
10/31/23 15 .68 ( 0 .01 ) 0 .04 0 .03 ( 0 .06 ) — ( 0 .06 ) 15 .65
10/31/22 29 .36 0 .05 ( 9 .99 ) ( 9 .94 ) — ( 3 .74 ) ( 3 .74 ) 15 .68
10/31/21 24 .15 ( 0 .14 ) 8 .53 8 .39 — ( 3 .18 ) ( 3 .18 ) 29 .36
Class I:
4/30/26
(d)
23 .33 ( 0 .01 ) ( 0 .77 ) ( 0 .78 ) — ( 2 .23 ) ( 2 .23 ) 20 .32
10/31/25 20 .36 ( 0 .01 ) 2 .98 2 .97 — — — 23 .33
10/31/24 16 .51 0 .02 3 .85 3 .87 ( 0 .02 ) — ( 0 .02 ) 20 .36
10/31/23 16 .58 0 .02 0 .05 0 .07 ( 0 .14 ) — ( 0 .14 ) 16 .51
10/31/22 30 .79 0 .01 ( 10 .48 ) ( 10 .47 ) — ( 3 .74 ) ( 3 .74 ) 16 .58
10/31/21 25 .14 ( 0 .07 ) 8 .90 8 .83 — ( 3 .18 ) ( 3 .18 ) 30 .79
Premier Class:
4/30/26
(d)
23 .17 ( 0 .01 ) ( 0 .77 ) ( 0 .78 ) — ( 2 .23 ) ( 2 .23 ) 20 .16
10/31/25 20 .24 ( 0 .02 ) 2 .95 2 .93 — — — 23 .17
10/31/24 16 .39 0 .01 3 .84 3 .85 — — — 20 .24
10/31/23 16 .40 0 .01 0 .05 0 .06 ( 0 .07 ) — ( 0 .07 ) 16 .39
10/31/22 30 .51 0 .06 ( 10 .43 ) ( 10 .37 ) — ( 3 .74 ) ( 3 .74 ) 16 .40
10/31/21 24 .96 ( 0 .10 ) 8 .83 8 .73 — ( 3 .18 ) ( 3 .18 ) 30 .51
Class R6:
4/30/26
(d)
23 .50 0 .00
(g)
( 0 .77 ) ( 0 .77 ) ( 0 .00 )
(g)
( 2 .23 ) ( 2 .23 ) 20 .50
10/31/25 20 .50 0 .02 2 .98 3 .00 — — — 23 .50
10/31/24 16 .61 0 .03 3 .90 3 .93 ( 0 .04 ) — ( 0 .04 ) 20 .50
10/31/23 16 .62 0 .04 0 .05 0 .09 ( 0 .10 ) — ( 0 .10 ) 16 .61
10/31/22 30 .82 0 .09 ( 10 .55 ) ( 10 .46 ) — ( 3 .74 ) ( 3 .74 ) 16 .62
10/31/21 25 .15 ( 0 .06 ) 8 .91 8 .85 — ( 3 .18 ) ( 3 .18 ) 30 .82
Retirement Class:
4/30/26
(d)
22 .17 ( 0 .02 ) ( 0 .73 ) ( 0 .75 ) — ( 2 .23 ) ( 2 .23 ) 19 .19
10/31/25 19 .38 ( 0 .04 ) 2 .83 2 .79 — — — 22 .17
10/31/24 15 .72 ( 0 .01 ) 3 .67 3 .66 — — — 19 .38
10/31/23 15 .73 ( 0 .01 ) 0 .05 0 .04 ( 0 .05 ) — ( 0 .05 ) 15 .72
10/31/22 29 .44 0 .04 ( 10 .01 ) ( 9 .97 ) — ( 3 .74 ) ( 3 .74 ) 15 .73
10/31/21 24 .21 ( 0 .13 ) 8 .54 8 .41 — ( 3 .18 ) ( 3 .18 ) 29 .44
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)
Unaudited
(e)
Annualized.
(f)
During the year ended 10/31/23, 0.13%, 0.13%, 0.16%, 0.13% and 0.14% of the Fund’s total return for Class A, Class I, Premier Class, Class R6, and Retirement Class, respectively, consisted of a voluntary payment from the Adviser.
(g)
Value rounded to zero.

See Notes to Financial Statements
85
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
(c)
Portfolio
Turnover
Rate
( 3 .46 ) % $ 150,908 0 .83%
(e)
0 .83%
(e)
( 0 .30 ) %
(e)
51%
14 .25 170,535 0 .82 0 .82 ( 0 .24 ) 171
23 .32 166,433 0 .80 0 .80 ( 0 .13 ) 47
0 .17
(f)
156,111 0 .80 0 .78 ( 0 .09 ) 38
( 37 .94 ) 170,207 0 .78 0 .70 0 .24 62
36 .93 297,057 0 .75 0 .75 ( 0 .50 ) 76
( 3 .40 ) 322 0 .60
(e)
0 .60
(e)
( 0 .08 )
(e)
51
14 .59 258 0 .60 0 .60 ( 0 .04 ) 171
23 .45 156 0 .60 0 .60 0 .08 47
0 .43
(f)
171 0 .58 0 .58 0 .12 38
( 37 .90 ) 179 0 .47 0 .47 0 .05 62
37 .26 7,557 0 .50 0 .50 ( 0 .24 ) 76
( 3 .42 ) 10,242 0 .66
(e)
0 .66
(e)
( 0 .13 )
(e)
51
14 .48 12,460 0 .65 0 .65 ( 0 .07 ) 171
23 .49 12,217 0 .65 0 .65 0 .03 47
0 .35
(f)
13,050 0 .64 0 .64 0 .08 38
( 37 .92 ) 28,494 0 .63 0 .63 0 .28 62
37 .11 60,298 0 .61 0 .61 ( 0 .35 ) 76
( 3 .30 ) 320,588 0 .51
(e)
0 .51
(e)
0 .02
(e)
51
14 .63 365,671 0 .50 0 .50 0 .09 171
23 .66 511,937 0 .50 0 .50 0 .17 47
0 .52
(f)
482,635 0 .49 0 .49 0 .21 38
( 37 .82 ) 591,705 0 .48 0 .48 0 .46 62
37 .33 1,113,795 0 .46 0 .46 ( 0 .20 ) 76
( 3 .44 ) 200,934 0 .76
(e)
0 .76
(e)
( 0 .23 )
(e)
51
14 .40 233,182 0 .75 0 .75 ( 0 .17 ) 171
23 .28 250,555 0 .75 0 .75 ( 0 .07 ) 47
0 .25
(f)
248,486 0 .74 0 .74 ( 0 .04 ) 38
( 37 .94 ) 291,903 0 .73 0 .73 0 .21 62
36 .93 524,637 0 .71 0 .71 ( 0 .46 ) 76

Financial Highlights
(continued)
See Notes to Financial Statements
86
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.5
Mid Cap Value
Class A:
4/30/26
(d)
$ 18 .01 $ 0 .10 $ 2 .69 $ 2 .79 $ ( 0 .28 ) $ ( 1 .14 ) $ ( 1 .42 ) $ 19 .38
10/31/25 18 .07 0 .25 0 .89 1 .14 ( 0 .25 ) ( 0 .95 ) ( 1 .20 ) 18 .01
10/31/24 13 .68 0 .21 4 .40 4 .61 ( 0 .22 ) — ( 0 .22 ) 18 .07
10/31/23 16 .70 0 .20 ( 0 .92 ) ( 0 .72 ) ( 0 .32 ) ( 1 .98 ) ( 2 .30 ) 13 .68
10/31/22 20 .42 0 .27 ( 1 .17 ) ( 0 .90 ) ( 0 .17 ) ( 2 .65 ) ( 2 .82 ) 16 .70
10/31/21 13 .86 0 .15 6 .66 6 .81 ( 0 .25 ) — ( 0 .25 ) 20 .42
Class I:
4/30/26
(d)
18 .98 0 .13 2 .83 2 .96 ( 0 .31 ) ( 1 .14 ) ( 1 .45 ) 20 .49
10/31/25 19 .00 0 .27 0 .96 1 .23 ( 0 .30 ) ( 0 .95 ) ( 1 .25 ) 18 .98
10/31/24 14 .36 0 .26 4 .63 4 .89 ( 0 .25 ) — ( 0 .25 ) 19 .00
10/31/23 17 .42 0 .25 ( 0 .98 ) ( 0 .73 ) ( 0 .35 ) ( 1 .98 ) ( 2 .33 ) 14 .36
10/31/22 21 .20 0 .31 ( 1 .23 ) ( 0 .92 ) ( 0 .21 ) ( 2 .65 ) ( 2 .86 ) 17 .42
10/31/21 14 .38 0 .20 6 .90 7 .10 ( 0 .28 ) — ( 0 .28 ) 21 .20
Premier Class:
4/30/26
(d)
19 .00 0 .13 2 .84 2 .97 ( 0 .31 ) ( 1 .14 ) ( 1 .45 ) 20 .52
10/31/25 18 .99 0 .29 0 .94 1 .23 ( 0 .27 ) ( 0 .95 ) ( 1 .22 ) 19 .00
10/31/24 14 .35 0 .25 4 .63 4 .88 ( 0 .24 ) — ( 0 .24 ) 18 .99
10/31/23 17 .40 0 .24 ( 0 .98 ) ( 0 .74 ) ( 0 .33 ) ( 1 .98 ) ( 2 .31 ) 14 .35
10/31/22 21 .18 0 .30 ( 1 .24 ) ( 0 .94 ) ( 0 .19 ) ( 2 .65 ) ( 2 .84 ) 17 .40
10/31/21 14 .37 0 .18 6 .90 7 .08 ( 0 .27 ) — ( 0 .27 ) 21 .18
Class R6:
4/30/26
(d)
19 .05 0 .14 2 .84 2 .98 ( 0 .34 ) ( 1 .14 ) ( 1 .48 ) 20 .55
10/31/25 19 .04 0 .32 0 .94 1 .26 ( 0 .30 ) ( 0 .95 ) ( 1 .25 ) 19 .05
10/31/24 14 .39 0 .27 4 .65 4 .92 ( 0 .27 ) — ( 0 .27 ) 19 .04
10/31/23 17 .45 0 .26 ( 0 .98 ) ( 0 .72 ) ( 0 .36 ) ( 1 .98 ) ( 2 .34 ) 14 .39
10/31/22 21 .23 0 .33 ( 1 .23 ) ( 0 .90 ) ( 0 .23 ) ( 2 .65 ) ( 2 .88 ) 17 .45
10/31/21 14 .40 0 .21 6 .92 7 .13 ( 0 .30 ) — ( 0 .30 ) 21 .23
Retirement Class:
4/30/26
(d)
18 .82 0 .12 2 .81 2 .93 ( 0 .29 ) ( 1 .14 ) ( 1 .43 ) 20 .32
10/31/25 18 .83 0 .27 0 .93 1 .20 ( 0 .26 ) ( 0 .95 ) ( 1 .21 ) 18 .82
10/31/24 14 .23 0 .23 4 .60 4 .83 ( 0 .23 ) — ( 0 .23 ) 18 .83
10/31/23 17 .27 0 .22 ( 0 .97 ) ( 0 .75 ) ( 0 .31 ) ( 1 .98 ) ( 2 .29 ) 14 .23
10/31/22 21 .04 0 .28 ( 1 .22 ) ( 0 .94 ) ( 0 .18 ) ( 2 .65 ) ( 2 .83 ) 17 .27
10/31/21 14 .28 0 .16 6 .86 7 .02 ( 0 .26 ) — ( 0 .26 ) 21 .04
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)
Unaudited
(e)
Annualized.
(f)
During the year ended 10/31/23, 0.06%, 0.06%, 0.08%, 0.06% and 0.06% of the Fund’s total return for Class A, Class I, Premier Class, Class R6 and Retirement Class, respectively, consisted of a voluntary payment from the Adviser.

See Notes to Financial Statements
87
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
(c)
Portfolio
Turnover
Rate
16 .58% $ 216,718 0 .78%
(e)
0 .78%
(e)
1 .15%
(e)
5%
6 .36 197,917 0 .78 0 .78 1 .43 28
34 .06 205,876 0 .76 0 .76 1 .29 48
( 5 .12 )
(f)
170,959 0 .77 0 .75 1 .39 78
( 5 .50 ) 196,682 0 .76 0 .70 1 .57 80
49 .65 224,262 0 .76 0 .75 0 .80 80
16 .69 3,537 0 .56
(e)
0 .56
(e)
1 .38
(e)
5
6 .54 3,273 0 .57 0 .57 1 .49 28
34 .43 266 0 .58 0 .58 1 .52 48
( 4 .96 )
(f)
387 0 .56 0 .56 1 .59 78
( 5 .39 ) 465 0 .54 0 .54 1 .70 80
49 .96 416 0 .54 0 .54 1 .05 80
16 .67 30,073 0 .61
(e)
0 .61
(e)
1 .33
(e)
5
6 .54 30,053 0 .61 0 .61 1 .60 28
34 .34 30,401 0 .61 0 .61 1 .44 48
( 4 .98 )
(f)
25,087 0 .61 0 .61 1 .56 78
( 5 .46 ) 53,551 0 .60 0 .60 1 .65 80
49 .84 73,331 0 .60 0 .59 0 .95 80
16 .72 944,989 0 .46
(e)
0 .46
(e)
1 .47
(e)
5
6 .71 872,189 0 .46 0 .46 1 .76 28
34 .58 1,148,421 0 .46 0 .46 1 .58 48
( 4 .86 )
(f)
932,572 0 .46 0 .46 1 .69 78
( 5 .28 ) 1,089,731 0 .45 0 .45 1 .83 80
50 .13 1,291,813 0 .45 0 .44 1 .11 80
16 .62 472,275 0 .71
(e)
0 .71
(e)
1 .23
(e)
5
6 .43 471,026 0 .71 0 .71 1 .49 28
34 .26 463,176 0 .71 0 .71 1 .34 48
( 5 .08 )
(f)
385,334 0 .71 0 .71 1 .43 78
( 5 .54 ) 468,267 0 .70 0 .70 1 .56 80
49 .70 589,412 0 .70 0 .69 0 .86 80

Financial Highlights
(continued)
See Notes to Financial Statements
88
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.6
Quant Small Cap Equity
Class A:
4/30/26
(c)
$ 19 .40 $ 0 .12 $ 2 .91 $ 3 .03 $ ( 0 .14 ) $ ( 1 .59 ) $ ( 1 .73 ) $ 20 .70
10/31/25 18 .82 0 .07 2 .71 2 .78 ( 0 .15 ) ( 2 .05 ) ( 2 .20 ) 19 .40
10/31/24 13 .97 0 .10 5 .07 5 .17 ( 0 .14 ) ( 0 .18 ) ( 0 .32 ) 18 .82
10/31/23 15 .76 0 .12 ( 0 .97 ) ( 0 .85 ) ( 0 .11 ) ( 0 .83 ) ( 0 .94 ) 13 .97
10/31/22 22 .12 0 .10 ( 2 .49 ) ( 2 .39 ) ( 0 .06 ) ( 3 .91 ) ( 3 .97 ) 15 .76
10/31/21 13 .75 0 .04 8 .41 8 .45 ( 0 .08 ) — ( 0 .08 ) 22 .12
Class I:
4/30/26
(c)
20 .79 0 .17 3 .12 3 .29 ( 0 .20 ) ( 1 .59 ) ( 1 .79 ) 22 .29
10/31/25 20 .01 0 .13 2 .89 3 .02 ( 0 .19 ) ( 2 .05 ) ( 2 .24 ) 20 .79
10/31/24 14 .83 0 .14 5 .39 5 .53 ( 0 .17 ) ( 0 .18 ) ( 0 .35 ) 20 .01
10/31/23 16 .67 0 .16 ( 1 .02 ) ( 0 .86 ) ( 0 .15 ) ( 0 .83 ) ( 0 .98 ) 14 .83
10/31/22 23 .17 0 .14 ( 2 .62 ) ( 2 .48 ) ( 0 .11 ) ( 3 .91 ) ( 4 .02 ) 16 .67
10/31/21 14 .39 0 .08 8 .80 8 .88 ( 0 .10 ) — ( 0 .10 ) 23 .17
Premier Class:
4/30/26
(c)
20 .60 0 .15 3 .09 3 .24 ( 0 .17 ) ( 1 .59 ) ( 1 .76 ) 22 .08
10/31/25 19 .85 0 .11 2 .86 2 .97 ( 0 .17 ) ( 2 .05 ) ( 2 .22 ) 20 .60
10/31/24 14 .71 0 .13 5 .34 5 .47 ( 0 .15 ) ( 0 .18 ) ( 0 .33 ) 19 .85
10/31/23 16 .54 0 .15 ( 1 .02 ) ( 0 .87 ) ( 0 .13 ) ( 0 .83 ) ( 0 .96 ) 14 .71
10/31/22 23 .01 0 .12 ( 2 .60 ) ( 2 .48 ) ( 0 .08 ) ( 3 .91 ) ( 3 .99 ) 16 .54
10/31/21 14 .30 0 .07 8 .73 8 .80 ( 0 .09 ) — ( 0 .09 ) 23 .01
Class R6:
4/30/26
(c)
20 .80 0 .16 3 .13 3 .29 ( 0 .20 ) ( 1 .59 ) ( 1 .79 ) 22 .30
10/31/25 20 .02 0 .14 2 .89 3 .03 ( 0 .20 ) ( 2 .05 ) ( 2 .25 ) 20 .80
10/31/24 14 .84 0 .16 5 .39 5 .55 ( 0 .19 ) ( 0 .18 ) ( 0 .37 ) 20 .02
10/31/23 16 .68 0 .17 ( 1 .02 ) ( 0 .85 ) ( 0 .16 ) ( 0 .83 ) ( 0 .99 ) 14 .84
10/31/22 23 .18 0 .15 ( 2 .62 ) ( 2 .47 ) ( 0 .12 ) ( 3 .91 ) ( 4 .03 ) 16 .68
10/31/21 14 .40 0 .10 8 .80 8 .90 ( 0 .12 ) — ( 0 .12 ) 23 .18
Retirement Class:
4/30/26
(c)
19 .82 0 .12 2 .99 3 .11 ( 0 .15 ) ( 1 .59 ) ( 1 .74 ) 21 .19
10/31/25 19 .18 0 .09 2 .76 2 .85 ( 0 .16 ) ( 2 .05 ) ( 2 .21 ) 19 .82
10/31/24 14 .23 0 .11 5 .17 5 .28 ( 0 .15 ) ( 0 .18 ) ( 0 .33 ) 19 .18
10/31/23 16 .03 0 .13 ( 0 .99 ) ( 0 .86 ) ( 0 .11 ) ( 0 .83 ) ( 0 .94 ) 14 .23
10/31/22 22 .43 0 .10 ( 2 .53 ) ( 2 .43 ) ( 0 .06 ) ( 3 .91 ) ( 3 .97 ) 16 .03
10/31/21 13 .94 0 .04 8 .53 8 .57 ( 0 .08 ) — ( 0 .08 ) 22 .43
Class W:
4/30/26
(c)
20 .81 0 .20 3 .13 3 .33 ( 0 .35 ) ( 1 .59 ) ( 1 .94 ) 22 .20
10/31/25 20 .04 0 .22 2 .89 3 .11 ( 0 .29 ) ( 2 .05 ) ( 2 .34 ) 20 .81
10/31/24 14 .87 0 .24 5 .37 5 .61 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 20 .04
10/31/23 16 .72 0 .24 ( 1 .03 ) ( 0 .79 ) ( 0 .23 ) ( 0 .83 ) ( 1 .06 ) 14 .87
10/31/22 23 .25 0 .22 ( 2 .62 ) ( 2 .40 ) ( 0 .22 ) ( 3 .91 ) ( 4 .13 ) 16 .72
10/31/21 14 .43 0 .19 8 .81 9 .00 ( 0 .18 ) — ( 0 .18 ) 23 .25
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Unaudited
(d)
Annualized.
(e)
Does not include in-kind transactions.

See Notes to Financial Statements
89
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
16 .62% $ 200,320 0 .73%
(d)
0 .73%
(d)
1 .23%
(d)
31%
15 .34 168,995 0 .74 0 .74 0 .42 76
37 .51 152,120 0 .71 0 .71 0 .58 78
( 5 .63 ) 117,417 0 .72 0 .72 0 .77 75
( 12 .67 ) 129,747 0 .72 0 .69 0 .60 74
61 .59 157,995 0 .72 0 .69 0 .18 64
(e)
16 .79 105,942 0 .45
(d)
0 .45
(d)
1 .70
(d)
31
15 .70 64,525 0 .44 0 .44 0 .72 76
37 .85 1,084 0 .48 0 .48 0 .79 78
( 5 .41 ) 775 0 .49 0 .49 1 .02 75
( 12 .48 ) 1,006 0 .48 0 .48 0 .81 74
61 .95 781 0 .48 0 .47 0 .40 64
(e)
16 .71 72,101 0 .55
(d)
0 .55
(d)
1 .47
(d)
31
15 .54 55,122 0 .55 0 .55 0 .61 76
37 .72 45,580 0 .56 0 .56 0 .72 78
( 5 .49 ) 27,100 0 .57 0 .57 0 .94 75
( 12 .58 ) 59,270 0 .57 0 .57 0 .72 74
61 .90 80,889 0 .56 0 .56 0 .31 64
(e)
16 .80 2,669,146 0 .40
(d)
0 .40
(d)
1 .56
(d)
31
15 .73 2,282,796 0 .40 0 .40 0 .76 76
37 .93 2,216,415 0 .41 0 .41 0 .87 78
( 5 .35 ) 1,466,752 0 .42 0 .42 1 .07 75
( 12 .42 ) 1,557,567 0 .42 0 .42 0 .87 74
62 .02 1,554,570 0 .41 0 .41 0 .49 64
(e)
16 .70 581,586 0 .65
(d)
0 .65
(d)
1 .24
(d)
31
15 .42 586,824 0 .65 0 .65 0 .51 76
37 .61 539,427 0 .66 0 .66 0 .62 78
( 5 .58 ) 336,799 0 .67 0 .67 0 .82 75
( 12 .65 ) 368,657 0 .67 0 .67 0 .61 74
61 .64 451,648 0 .66 0 .66 0 .22 64
(e)
17 .05 259,350 0 .40
(d)
0.00
(d)
1 .95
(d)
31
16 .19 237,362 0 .40 0.00 1 .19 76
38 .41 480,488 0 .41 0.00 1 .29 78
( 4 .91 ) 464,497 0 .42 0.00 1 .50 75
( 12 .05 ) 616,706 0 .42 0.00 1 .29 74
62 .73 830,786 0 .41 0.00 0 .88 64
(e)

Financial Highlights
(continued)
See Notes to Financial Statements
90
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.7
Quant Small/Mid Cap Equity
Class A:
4/30/26
(c)
$ 16 .75 $ 0 .08 $ 2 .35 $ 2 .43 $ ( 0 .11 ) $ ( 1 .25 ) $ ( 1 .36 ) $ 17 .82
10/31/25 15 .88 0 .09 2 .62 2 .71 ( 0 .08 ) ( 1 .76 ) ( 1 .84 ) 16 .75
10/31/24 11 .78 0 .09 4 .32 4 .41 ( 0 .10 ) ( 0 .21 ) ( 0 .31 ) 15 .88
10/31/23 12 .87 0 .08 ( 0 .29 ) ( 0 .21 ) ( 0 .07 ) ( 0 .81 ) ( 0 .88 ) 11 .78
10/31/22 18 .12 0 .10 ( 2 .24 ) ( 2 .14 ) ( 0 .13 ) ( 2 .98 ) ( 3 .11 ) 12 .87
10/31/21 11 .36 0 .05 6 .92 6 .97 ( 0 .06 ) ( 0 .15 ) ( 0 .21 ) 18 .12
Class I:
4/30/26
(c)
16 .95 0 .10 2 .37 2 .47 ( 0 .14 ) ( 1 .25 ) ( 1 .39 ) 18 .03
10/31/25 16 .05 0 .13 2 .65 2 .78 ( 0 .12 ) ( 1 .76 ) ( 1 .88 ) 16 .95
10/31/24 11 .90 0 .11 4 .38 4 .49 ( 0 .13 ) ( 0 .21 ) ( 0 .34 ) 16 .05
10/31/23 13 .00 0 .10 ( 0 .29 ) ( 0 .19 ) ( 0 .10 ) ( 0 .81 ) ( 0 .91 ) 11 .90
10/31/22 18 .28 0 .12 ( 2 .25 ) ( 2 .13 ) ( 0 .17 ) ( 2 .98 ) ( 3 .15 ) 13 .00
10/31/21 11 .45 0 .10 6 .97 7 .07 ( 0 .09 ) ( 0 .15 ) ( 0 .24 ) 18 .28
Premier Class:
4/30/26
(c)
17 .07 0 .10 2 .38 2 .48 ( 0 .14 ) ( 1 .25 ) ( 1 .39 ) 18 .16
10/31/25 16 .15 0 .12 2 .66 2 .78 ( 0 .10 ) ( 1 .76 ) ( 1 .86 ) 17 .07
10/31/24 11 .97 0 .11 4 .39 4 .50 ( 0 .11 ) ( 0 .21 ) ( 0 .32 ) 16 .15
10/31/23 13 .06 0 .10 ( 0 .30 ) ( 0 .20 ) ( 0 .08 ) ( 0 .81 ) ( 0 .89 ) 11 .97
10/31/22 18 .35 0 .13 ( 2 .28 ) ( 2 .15 ) ( 0 .16 ) ( 2 .98 ) ( 3 .14 ) 13 .06
10/31/21 11 .49 0 .09 7 .00 7 .09 ( 0 .08 ) ( 0 .15 ) ( 0 .23 ) 18 .35
Class R6:
4/30/26
(c)
16 .93 0 .10 2 .38 2 .48 ( 0 .15 ) ( 1 .25 ) ( 1 .40 ) 18 .01
10/31/25 16 .04 0 .14 2 .64 2 .78 ( 0 .13 ) ( 1 .76 ) ( 1 .89 ) 16 .93
10/31/24 11 .89 0 .13 4 .37 4 .50 ( 0 .14 ) ( 0 .21 ) ( 0 .35 ) 16 .04
10/31/23 12 .98 0 .12 ( 0 .29 ) ( 0 .17 ) ( 0 .11 ) ( 0 .81 ) ( 0 .92 ) 11 .89
10/31/22 18 .26 0 .15 ( 2 .26 ) ( 2 .11 ) ( 0 .19 ) ( 2 .98 ) ( 3 .17 ) 12 .98
10/31/21 11 .43 0 .12 6 .96 7 .08 ( 0 .10 ) ( 0 .15 ) ( 0 .25 ) 18 .26
Retirement Class:
4/30/26
(c)
16 .76 0 .08 2 .35 2 .43 ( 0 .12 ) ( 1 .25 ) ( 1 .37 ) 17 .82
10/31/25 15 .90 0 .10 2 .62 2 .72 ( 0 .10 ) ( 1 .76 ) ( 1 .86 ) 16 .76
10/31/24 11 .79 0 .09 4 .34 4 .43 ( 0 .11 ) ( 0 .21 ) ( 0 .32 ) 15 .90
10/31/23 12 .89 0 .09 ( 0 .29 ) ( 0 .20 ) ( 0 .09 ) ( 0 .81 ) ( 0 .90 ) 11 .79
10/31/22 18 .16 0 .11 ( 2 .25 ) ( 2 .14 ) ( 0 .15 ) ( 2 .98 ) ( 3 .13 ) 12 .89
10/31/21 11 .38 0 .08 6 .93 7 .01 ( 0 .08 ) ( 0 .15 ) ( 0 .23 ) 18 .16
Class W:
4/30/26
(c)
17 .01 0 .14 2 .38 2 .52 ( 0 .23 ) ( 1 .25 ) ( 1 .48 ) 18 .05
10/31/25 16 .11 0 .21 2 .66 2 .87 ( 0 .21 ) ( 1 .76 ) ( 1 .97 ) 17 .01
10/31/24 11 .94 0 .20 4 .38 4 .58 ( 0 .20 ) ( 0 .21 ) ( 0 .41 ) 16 .11
10/31/23 13 .05 0 .18 ( 0 .31 ) ( 0 .13 ) ( 0 .17 ) ( 0 .81 ) ( 0 .98 ) 11 .94
10/31/22 18 .36 0 .22 ( 2 .27 ) ( 2 .05 ) ( 0 .28 ) ( 2 .98 ) ( 3 .26 ) 13 .05
10/31/21 11 .48 0 .19 6 .99 7 .18 ( 0 .15 ) ( 0 .15 ) ( 0 .30 ) 18 .36
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Unaudited
(d)
Annualized.

See Notes to Financial Statements
91
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
15 .52% $ 40,429 0 .76%
(d)
0 .76%
(d)
0 .96%
(d)
43%
17 .89 31,419 0 .77 0 .77 0 .62 89
38 .04 24,665 0 .77 0 .77 0 .59 86
( 1 .63 ) 18,878 0 .79 0 .79 0 .64 86
( 13 .97 ) 17,929 0 .81 0 .78 0 .75 90
62 .02 17,683 0 .87 0 .87 0 .32 85
15 .65 254,053 0 .53
(d)
0 .53
(d)
1 .26
(d)
43
18 .17 127,471 0 .54 0 .54 0 .85 89
38 .36 80,374 0 .57 0 .57 0 .76 86
( 1 .48 ) 28,399 0 .59 0 .59 0 .83 86
( 13 .81 ) 14,375 0 .60 0 .60 0 .91 90
62 .57 9,481 0 .59 0 .59 0 .57 85
15 .58 1,558 0 .58
(d)
0 .58
(d)
1 .17
(d)
43
18 .06 889 0 .62 0 .62 0 .78 89
38 .28 161 0 .64 0 .64 0 .72 86
( 1 .51 ) 120 0 .64 0 .64 0 .80 86
( 13 .86 ) 131 0 .64 0 .64 0 .92 90
62 .45 254 0 .66 0 .66 0 .54 85
15 .74 422,808 0 .43
(d)
0 .43
(d)
1 .27
(d)
43
18 .17 254,948 0 .46 0 .46 0 .94 89
38 .51 116,481 0 .47 0 .47 0 .88 86
( 1 .30 ) 76,784 0 .47 0 .47 0 .95 86
( 13 .73 ) 67,645 0 .48 0 .48 1 .08 90
62 .76 63,132 0 .47 0 .47 0 .73 85
15 .55 1,233,551 0 .68
(d)
0 .68
(d)
1 .04
(d)
43
17 .91 975,013 0 .69 0 .69 0 .69 89
38 .18 572,534 0 .71 0 .71 0 .64 86
( 1 .57 ) 322,111 0 .72 0 .72 0 .72 86
( 13 .93 ) 258,943 0 .73 0 .73 0 .80 90
62 .34 91,997 0 .72 0 .72 0 .48 85
15 .95 594,487 0 .43
(d)
0.00
(d)
1 .68
(d)
43
18 .78 558,152 0 .44 0.00 1 .39 89
39 .23 582,749 0 .46 0.00 1 .37 86
( 0 .93 ) 559,246 0 .47 0.00 1 .44 86
( 13 .30 ) 875,424 0 .48 0.00 1 .55 90
63 .50 972,344 0 .47 0.00 1 .19 85

Financial Highlights
(continued)
See Notes to Financial Statements
92
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.8
Large Cap Responsible Equity
Class A:
4/30/26
(d)
$ 25 .47 $ 0 .10 $ 1 .62 $ 1 .72 $ ( 0 .28 ) $ ( 1 .86 ) $ ( 2 .14 ) $ 25 .05
10/31/25 25 .71 0 .19 3 .90 4 .09 ( 0 .31 ) ( 4 .02 ) ( 4 .33 ) 25 .47
10/31/24 20 .29 0 .25 6 .56 6 .81 ( 0 .35 ) ( 1 .04 ) ( 1 .39 ) 25 .71
10/31/23 20 .15 0 .28 0 .92 1 .20 ( 0 .31 ) ( 0 .75 ) ( 1 .06 ) 20 .29
10/31/22 26 .78 0 .24 ( 4 .25 ) ( 4 .01 ) ( 0 .26 ) ( 2 .36 ) ( 2 .62 ) 20 .15
10/31/21 18 .88 0 .21 7 .98 8 .19 ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 26 .78
Class I:
4/30/26
(d)
30 .62 0 .16 1 .96 2 .12 ( 0 .34 ) ( 1 .86 ) ( 2 .20 ) 30 .54
10/31/25 30 .05 0 .30 4 .64 4 .94 ( 0 .35 ) ( 4 .02 ) ( 4 .37 ) 30 .62
10/31/24 23 .51 0 .35 7 .62 7 .97 ( 0 .39 ) ( 1 .04 ) ( 1 .43 ) 30 .05
10/31/23 23 .17 0 .36 1 .07 1 .43 ( 0 .34 ) ( 0 .75 ) ( 1 .09 ) 23 .51
10/31/22 30 .40 0 .32 ( 4 .88 ) ( 4 .56 ) ( 0 .31 ) ( 2 .36 ) ( 2 .67 ) 23 .17
10/31/21 21 .39 0 .29 9 .05 9 .34 ( 0 .29 ) ( 0 .04 ) ( 0 .33 ) 30 .40
Premier Class:
4/30/26
(d)
30 .51 0 .14 1 .95 2 .09 ( 0 .30 ) ( 1 .86 ) ( 2 .16 ) 30 .44
10/31/25 29 .97 0 .27 4 .62 4 .89 ( 0 .33 ) ( 4 .02 ) ( 4 .35 ) 30 .51
10/31/24 23 .42 0 .32 7 .62 7 .94 ( 0 .35 ) ( 1 .04 ) ( 1 .39 ) 29 .97
10/31/23 23 .08 0 .35 1 .05 1 .40 ( 0 .31 ) ( 0 .75 ) ( 1 .06 ) 23 .42
10/31/22 30 .29 0 .29 ( 4 .86 ) ( 4 .57 ) ( 0 .28 ) ( 2 .36 ) ( 2 .64 ) 23 .08
10/31/21 21 .32 0 .27 9 .01 9 .28 ( 0 .27 ) ( 0 .04 ) ( 0 .31 ) 30 .29
Class R6:
4/30/26
(d)
30 .66 0 .17 1 .96 2 .13 ( 0 .35 ) ( 1 .86 ) ( 2 .21 ) 30 .58
10/31/25 30 .11 0 .32 4 .63 4 .95 ( 0 .38 ) ( 4 .02 ) ( 4 .40 ) 30 .66
10/31/24 23 .54 0 .36 7 .66 8 .02 ( 0 .41 ) ( 1 .04 ) ( 1 .45 ) 30 .11
10/31/23 23 .20 0 .39 1 .06 1 .45 ( 0 .36 ) ( 0 .75 ) ( 1 .11 ) 23 .54
10/31/22 30 .44 0 .34 ( 4 .89 ) ( 4 .55 ) ( 0 .33 ) ( 2 .36 ) ( 2 .69 ) 23 .20
10/31/21 21 .42 0 .31 9 .05 9 .36 ( 0 .30 ) ( 0 .04 ) ( 0 .34 ) 30 .44
Retirement Class:
4/30/26
(d)
31 .34 0 .13 2 .03 2 .16 ( 0 .27 ) ( 1 .86 ) ( 2 .13 ) 31 .37
10/31/25 30 .68 0 .24 4 .74 4 .98 ( 0 .30 ) ( 4 .02 ) ( 4 .32 ) 31 .34
10/31/24 23 .96 0 .30 7 .80 8 .10 ( 0 .34 ) ( 1 .04 ) ( 1 .38 ) 30 .68
10/31/23 23 .59 0 .33 1 .09 1 .42 ( 0 .30 ) ( 0 .75 ) ( 1 .05 ) 23 .96
10/31/22 30 .90 0 .28 ( 4 .97 ) ( 4 .69 ) ( 0 .26 ) ( 2 .36 ) ( 2 .62 ) 23 .59
10/31/21 21 .75 0 .25 9 .19 9 .44 ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 30 .90
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Unaudited
(e)
Annualized.

See Notes to Financial Statements
93
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
Net
Investment
Income (Loss)(c)
Portfolio
Turnover
Rate
7 .36% $ 780,969 0 .45%
(e)
0 .45%
(e)
0 .87%
(e)
22%
17 .58 777,877 0 .46 0 .46 0 .84 25
35 .09 690,714 0 .44 0 .43 1 .03 44
6 .12 556,042 0 .46 0 .43 1 .34 15
( 16 .64 ) 563,642 0 .46 0 .41 1 .11 19
43 .78 691,931 0 .44 0 .43 0 .88 27
7 .46 58,127 0 .23
(e)
0 .23
(e)
1 .10
(e)
22
17 .90 59,649 0 .22 0 .22 1 .07 25
35 .24 30,884 0 .26 0 .25 1 .25 44
6 .33 44,145 0 .27 0 .25 1 .52 15
( 16 .51 ) 40,920 0 .27 0 .26 1 .26 19
44 .05 55,706 0 .25 0 .25 1 .06 27
7 .39 43,603 0 .32
(e)
0 .32
(e)
1 .00
(e)
22
17 .76 44,459 0 .32 0 .32 0 .97 25
35 .22 36,648 0 .32 0 .31 1 .17 44
6 .22 38,800 0 .35 0 .34 1 .47 15
( 16 .57 ) 69,976 0 .37 0 .36 1 .15 19
43 .89 112,030 0 .33 0 .32 0 .99 27
7 .48 4,428,069 0 .17
(e)
0 .17
(e)
1 .15
(e)
22
17 .93 4,522,966 0 .17 0 .17 1 .13 25
35 .45 4,682,562 0 .17 0 .16 1 .31 44
6 .42 4,068,636 0 .18 0 .17 1 .62 15
( 16 .45 ) 4,583,693 0 .18 0 .17 1 .34 19
44 .13 5,751,972 0 .17 0 .16 1 .15 27
7 .38 1,137,478 0 .42
(e)
0 .42
(e)
0 .91
(e)
22
17 .61 1,200,015 0 .42 0 .42 0 .86 25
35 .10 793,382 0 .42 0 .41 1 .06 44
6 .14 723,544 0 .43 0 .42 1 .36 15
( 16 .65 ) 805,465 0 .43 0 .42 1 .09 19
43 .75 1,047,445 0 .42 0 .41 0 .90 27

Financial Highlights
(continued)
See Notes to Financial Statements
94
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
3.01
Emerging Markets Equity
Class A:
4/30/26
(d)
$ 10.40 $ 0.03 $ 1.28 $ 1.31 $ (0.32) $ — $ (0.32) $ 11.39
10/31/25 8.40 0.08 2.09 2.17 (0.17) — (0.17) 10.40
10/31/24 7.26 0.10 1.27 1.37 (0.23) — (0.23) 8.40
10/31/23 6.44 0.06 0.76 0.82 — — — 7.26
10/31/22 11.72 0.11 (3.23) (3.12) (0.37) (1.79) (2.16) 6.44
10/31/21 12.49 0.03 0.36 0.39 (0.05) (1.11) (1.16) 11.72
Class I:
4/30/26
(d)
10.45 0.05 1.28 1.33 (0.34) — (0.34) 11.44
10/31/25 8.45 0.10 2.10 2.20 (0.20) — (0.20) 10.45
10/31/24 7.30 0.12 1.28 1.40 (0.25) — (0.25) 8.45
10/31/23 6.46 0.06 0.78 0.84 (0.00)
(g)
— (0.00)
(g)
7.30
10/31/22 11.77 0.11 (3.21) (3.10) (0.42) (1.79) (2.21) 6.46
10/31/21 12.52 0.07 0.37 0.44 (0.08) (1.11) (1.19) 11.77
Premier Class:
4/30/26
(d)
10.46 0.03 1.30 1.33 (0.31) — (0.31) 11.48
10/31/25 8.45 0.10 2.10 2.20 (0.19) — (0.19) 10.46
10/31/24 7.30 0.11 1.29 1.40 (0.25) — (0.25) 8.45
10/31/23 6.46 0.05 0.79 0.84 (0.00)
(g)
— (0.00)
(g)
7.30
10/31/22 11.78 0.14 (3.25) (3.11) (0.42) (1.79) (2.21) 6.46
10/31/21 12.53 0.07 0.38 0.45 (0.09) (1.11) (1.20) 11.78
Class R6:
4/30/26
(d)
10.45 0.05 1.28 1.33 (0.35) — (0.35) 11.43
10/31/25 8.45 0.11 2.09 2.20 (0.20) — (0.20) 10.45
10/31/24 7.30 0.12 1.29 1.41 (0.26) — (0.26) 8.45
10/31/23 6.46 0.09 0.75 0.84 (0.00)
(g)
— (0.00)
(g)
7.30
10/31/22 11.77 0.14 (3.23) (3.09) (0.43) (1.79) (2.22) 6.46
10/31/21 12.53 0.08 0.37 0.45 (0.10) (1.11) (1.21) 11.77
Retirement Class:
4/30/26
(d)
10.38 0.04 1.28 1.32 (0.33) — (0.33) 11.37
10/31/25 8.39 0.09 2.08 2.17 (0.18) — (0.18) 10.38
10/31/24 7.26 0.10 1.27 1.37 (0.24) — (0.24) 8.39
10/31/23 6.42 0.07 0.77 0.84 (0.00)
(g)
— (0.00)
(g)
7.26
10/31/22 11.72 0.14 (3.23) (3.09) (0.42) (1.79) (2.21) 6.42
10/31/21 12.48 0.07 0.37 0.44 (0.09) (1.11) (1.20) 11.72
Class W:
4/30/26
(d)
10.54 0.10 1.28 1.38 (0.44) — (0.44) 11.48
10/31/25 8.52 0.19 2.11 2.30 (0.28) — (0.28) 10.54
10/31/24 7.36 0.20 1.29 1.49 (0.33) — (0.33) 8.52
10/31/23 6.50 0.15 0.77 0.92 (0.06) — (0.06) 7.36
10/31/22 11.85 0.21 (3.25) (3.04) (0.52) (1.79) (2.31) 6.50
10/31/21 12.62 0.21 0.37 0.58 (0.24) (1.11) (1.35) 11.85
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)
Unaudited
(e)
Annualized.
(f)
During the year ended 10/31/23, 0.05%, 0.05%, 0.06%, 0.05%, 0.05% and 0.05% of the Fund’s total return for Class A, Class I, Premier Class,
Class R6, Retirement Class and Class W, respectively, consisted of a voluntary payment from the Adviser.
(g)
Value rounded to zero.

See Notes to Financial Statements
95
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
(c)
Portfolio
Turnover
Rate
13.02% $ 9,009 1.24%
(e)
1.24%
(e)
0.59%
(e)
53%
26.45 7,500 1.27 1.27 0.94 112
19.22 6,823 1.26 1.26 1.18 85
12.73
(f)
6,608 1.27 1.26 0.73 67
(31.97) 6,239 1.30 1.24 1.32 108
2.00 9,842 1.31 1.31 0.19 112
13.21 462 0.96
(e)
0.96
(e)
0.90
(e)
53
26.68 165 1.01 1.01 1.19 112
19.61 117 0.99 0.99 1.46 85
13.03
(f)
102 0.98 0.98 0.78 67
(31.77) 180 0.94 0.94 1.34 108
2.28 171 0.97 0.97 0.51 112
13.16 2,593 1.03
(e)
1.03
(e)
0.54
(e)
53
26.74 7,182 1.04 1.04 1.17 112
19.47 5,901 1.05 1.05 1.41 85
13.02
(f)
4,595 1.05 1.01 0.69 67
(31.77) 7,296 1.05 0.96 1.61 108
2.27 10,994 1.03 0.98 0.54 112
13.24 179,664 0.88
(e)
0.88
(e)
0.95
(e)
53
26.81 159,087 0.89 0.89 1.30 112
19.70 187,899 0.90 0.90 1.53 85
13.06
(f)
196,897 0.90 0.90 1.12 67
(31.68) 187,605 0.90 0.90 1.66 108
2.44 295,907 0.88 0.88 0.61 112
13.06 67,870 1.13
(e)
1.13
(e)
0.69
(e)
53
26.51 56,530 1.14 1.14 1.06 112
19.26 53,245 1.15 1.15 1.26 85
13.10
(f)
61,572 1.15 1.07 0.90 67
(31.85) 62,446 1.15 0.96 1.64 108
2.36 103,033 1.12 0.98 0.49 112
13.75 1,618,425 0.88
(e)
0.00
(e)
1.82
(e)
53
27.94 1,522,964 0.89 0.00 2.21 112
20.78 1,454,345 0.90 0.00 2.44 85
14.20
(f)
1,267,687 0.90 0.00 1.96 67
(31.16) 1,308,083 0.90 0.00 2.49 108
3.33 1,256,261 0.88 0.00 1.54 112

Financial Highlights
(continued)
See Notes to Financial Statements
96
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
3.1
International Equity
Class A:
4/30/26
(d)
$ 9 .93 $ 0 .10 $ 0 .61 $ 0 .71 $ ( 0 .47 ) $ ( 1 .34 ) $ ( 1 .81 ) $ 8 .83
10/31/25 8 .27 0 .16 1 .81 1 .97 ( 0 .31 ) — ( 0 .31 ) 9 .93
10/31/24 7 .23 0 .17 1 .19 1 .36 ( 0 .32 ) — ( 0 .32 ) 8 .27
10/31/23 6 .52 0 .18 0 .76 0 .94 ( 0 .23 ) — ( 0 .23 ) 7 .23
10/31/22 9 .11 0 .15 ( 2 .37 ) ( 2 .22 ) ( 0 .37 ) — ( 0 .37 ) 6 .52
10/31/21 6 .86 0 .23 2 .15 2 .38 ( 0 .13 ) — ( 0 .13 ) 9 .11
Class I:
4/30/26
(d)
17 .42 0 .19 1 .16 1 .35 ( 0 .49 ) ( 1 .34 ) ( 1 .83 ) 16 .94
10/31/25 14 .25 0 .33 3 .16 3 .49 ( 0 .32 ) — ( 0 .32 ) 17 .42
10/31/24 12 .23 0 .31 2 .04 2 .35 ( 0 .33 ) — ( 0 .33 ) 14 .25
10/31/23 10 .87 0 .32 1 .28 1 .60 ( 0 .24 ) — ( 0 .24 ) 12 .23
10/31/22 14 .93 0 .28 ( 3 .96 ) ( 3 .68 ) ( 0 .38 ) — ( 0 .38 ) 10 .87
10/31/21 11 .15 0 .39 3 .54 3 .93 ( 0 .15 ) — ( 0 .15 ) 14 .93
Premier Class:
4/30/26
(d)
16 .98 0 .19 1 .12 1 .31 ( 0 .48 ) ( 1 .34 ) ( 1 .82 ) 16 .47
10/31/25 13 .90 0 .30 3 .09 3 .39 ( 0 .31 ) — ( 0 .31 ) 16 .98
10/31/24 11 .93 0 .31 1 .98 2 .29 ( 0 .32 ) — ( 0 .32 ) 13 .90
10/31/23 10 .61 0 .33 1 .23 1 .56 ( 0 .24 ) — ( 0 .24 ) 11 .93
10/31/22 14 .58 0 .26 ( 3 .85 ) ( 3 .59 ) ( 0 .38 ) — ( 0 .38 ) 10 .61
10/31/21 10 .89 0 .37 3 .45 3 .82 ( 0 .13 ) — ( 0 .13 ) 14 .58
Class R6:
4/30/26
(d)
17 .01 0 .21 1 .11 1 .32 ( 0 .50 ) ( 1 .34 ) ( 1 .84 ) 16 .49
10/31/25 13 .92 0 .33 3 .10 3 .43 ( 0 .34 ) — ( 0 .34 ) 17 .01
10/31/24 11 .95 0 .33 1 .99 2 .32 ( 0 .35 ) — ( 0 .35 ) 13 .92
10/31/23 10 .63 0 .33 1 .24 1 .57 ( 0 .25 ) — ( 0 .25 ) 11 .95
10/31/22 14 .61 0 .28 ( 3 .86 ) ( 3 .58 ) ( 0 .40 ) — ( 0 .40 ) 10 .63
10/31/21 10 .91 0 .41 3 .45 3 .86 ( 0 .16 ) — ( 0 .16 ) 14 .61
Retirement Class:
4/30/26
(d)
17 .75 0 .19 1 .18 1 .37 ( 0 .46 ) ( 1 .34 ) ( 1 .80 ) 17 .32
10/31/25 14 .52 0 .30 3 .23 3 .53 ( 0 .30 ) — ( 0 .30 ) 17 .75
10/31/24 12 .45 0 .30 2 .08 2 .38 ( 0 .31 ) — ( 0 .31 ) 14 .52
10/31/23 11 .06 0 .32 1 .29 1 .61 ( 0 .22 ) — ( 0 .22 ) 12 .45
10/31/22 15 .18 0 .26 ( 4 .02 ) ( 3 .76 ) ( 0 .36 ) — ( 0 .36 ) 11 .06
10/31/21 11 .33 0 .39 3 .59 3 .98 ( 0 .13 ) — ( 0 .13 ) 15 .18
Class W:
4/30/26
(d)
17 .12 0 .24 1 .12 1 .36 ( 0 .61 ) ( 1 .34 ) ( 1 .95 ) 16 .53
10/31/25 14 .01 0 .40 3 .11 3 .51 ( 0 .40 ) — ( 0 .40 ) 17 .12
10/31/24 12 .03 0 .39 2 .00 2 .39 ( 0 .41 ) — ( 0 .41 ) 14 .01
10/31/23 10 .70 0 .39 1 .24 1 .63 ( 0 .30 ) — ( 0 .30 ) 12 .03
10/31/22 14 .69 0 .34 ( 3 .87 ) ( 3 .53 ) ( 0 .46 ) — ( 0 .46 ) 10 .70
10/31/21 10 .96 0 .48 3 .45 3 .93 ( 0 .20 ) — ( 0 .20 ) 14 .69
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)
Unaudited
(e)
Annualized.
(f)
During the year ended 10/31/23, 0.02%, 0.02%, 0.02%, 0.02%, 0.02% and 0.02% of the Fund’s total return for Class A, Class I, Premier Class,
Class R6, Retirement Class and Class W, respectively, consisted of a voluntary payment from the Adviser.
(g)
Does not include in-kind transactions.

See Notes to Financial Statements
97
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
(c)
Portfolio
Turnover
Rate
8 .29% $ 290,902 0 .80%
(e)
0 .80%
(e)
2 .20%
(e)
5%
24 .64 277,797 0 .79 0 .79 1 .87 25
19 .32 238,886 0 .78 0 .78 2 .04 13
14 .60
(f)
215,590 0 .81 0 .79 2 .39 19
(g)
( 25 .32 ) 201,687 0 .80 0 .74 2 .04 21
35 .05 286,699 0 .80 0 .80 2 .61 28
8 .43 6,165 0 .56
(e)
0 .56
(e)
2 .32
(e)
5
25 .01 6,254 0 .53 0 .53 2 .13 25
19 .54 3,203 0 .58 0 .58 2 .19 13
14 .81
(f)
2,067 0 .56 0 .56 2 .59 19
(g)
( 25 .23 ) 2,268 0 .57 0 .57 2 .20 21
35 .42 3,175 0 .56 0 .56 2 .75 28
8 .37 58,930 0 .61
(e)
0 .61
(e)
2 .35
(e)
5
24 .91 55,942 0 .60 0 .60 2 .06 25
19 .55 51,024 0 .61 0 .61 2 .23 13
14 .75
(f)
37,023 0 .61 0 .61 2 .71 19
(g)
( 25 .24 ) 57,289 0 .61 0 .61 2 .14 21
35 .31 75,862 0 .61 0 .61 2 .68 28
8 .47 2,554,995 0 .46
(e)
0 .46
(e)
2 .53
(e)
5
25 .16 2,475,856 0 .45 0 .45 2 .23 25
19 .72 2,551,538 0 .46 0 .46 2 .38 13
14 .89
(f)
2,405,013 0 .46 0 .46 2 .71 19
(g)
( 25 .14 ) 2,255,904 0 .46 0 .46 2 .33 21
35 .59 2,828,714 0 .46 0 .46 2 .95 28
8 .35 332,596 0 .71
(e)
0 .71
(e)
2 .24
(e)
5
24 .76 341,048 0 .70 0 .70 1 .95 25
19 .40 323,597 0 .71 0 .71 2 .12 13
14 .64
(f)
318,194 0 .71 0 .71 2 .48 19
(g)
( 25 .32 ) 314,089 0 .71 0 .71 2 .05 21
35 .28 467,995 0 .71 0 .71 2 .68 28
8 .71 2,237,302 0 .46
(e)
0.00
(e)
2 .94
(e)
5
25 .71 2,280,471 0 .45 0.00 2 .68 25
20 .23 3,421,829 0 .46 0.00 2 .84 13
15 .36
(f)
3,164,262 0 .46 0.00 3 .15 19
(g)
( 24 .76 ) 3,426,943 0 .46 0.00 2 .77 21
36 .17 3,083,400 0 .46 0.00 3 .45 28

Financial Highlights
(continued)
See Notes to Financial Statements
98
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
3.2
International Opportunities
Class A:
4/30/26
(d)
$ 17 .79 $ 0 .07 $ 0 .28 $ 0 .35 $ ( 0 .28 ) $ ( 0 .76 ) $ ( 1 .04 ) $ 17 .10
10/31/25 15 .17 0 .13 2 .66 2 .79 ( 0 .17 ) — ( 0 .17 ) 17 .79
10/31/24 12 .78 0 .13 2 .39 2 .52 ( 0 .13 ) — ( 0 .13 ) 15 .17
10/31/23 12 .48 0 .15 0 .15 0 .30 ( 0 .00 )
(f)
— ( 0 .00 )
(f)
12 .78
10/31/22 19 .67 0 .13 ( 5 .87 ) ( 5 .74 ) ( 0 .21 ) ( 1 .24 ) ( 1 .45 ) 12 .48
10/31/21 15 .65 0 .05 4 .38 4 .43 ( 0 .04 ) ( 0 .37 ) ( 0 .41 ) 19 .67
Class I:
4/30/26
(d)
17 .84 0 .10 0 .28 0 .38 ( 0 .35 ) ( 0 .76 ) ( 1 .11 ) 17 .11
10/31/25 15 .20 0 .19 2 .65 2 .84 ( 0 .20 ) — ( 0 .20 ) 17 .84
10/31/24 12 .80 0 .17 2 .39 2 .56 ( 0 .16 ) — ( 0 .16 ) 15 .20
10/31/23 12 .48 0 .18 0 .14 0 .32 ( 0 .00 )
(f)
— ( 0 .00 )
(f)
12 .80
10/31/22 19 .73 0 .16 ( 5 .87 ) ( 5 .71 ) ( 0 .30 ) ( 1 .24 ) ( 1 .54 ) 12 .48
10/31/21 15 .67 0 .11 4 .40 4 .51 ( 0 .08 ) ( 0 .37 ) ( 0 .45 ) 19 .73
Premier Class:
4/30/26
(d)
17 .89 0 .09 0 .28 0 .37 ( 0 .33 ) ( 0 .76 ) ( 1 .09 ) 17 .17
10/31/25 15 .24 0 .17 2 .67 2 .84 ( 0 .19 ) — ( 0 .19 ) 17 .89
10/31/24 12 .84 0 .16 2 .40 2 .56 ( 0 .16 ) — ( 0 .16 ) 15 .24
10/31/23 12 .52 0 .16 0 .17 0 .33 ( 0 .01 ) — ( 0 .01 ) 12 .84
10/31/22 19 .80 0 .20 ( 5 .94 ) ( 5 .74 ) ( 0 .30 ) ( 1 .24 ) ( 1 .54 ) 12 .52
10/31/21 15 .72 0 .11 4 .41 4 .52 ( 0 .07 ) ( 0 .37 ) ( 0 .44 ) 19 .80
Class R6:
4/30/26
(d)
17 .87 0 .10 0 .28 0 .38 ( 0 .36 ) ( 0 .76 ) ( 1 .12 ) 17 .13
10/31/25 15 .23 0 .19 2 .67 2 .86 ( 0 .22 ) — ( 0 .22 ) 17 .87
10/31/24 12 .83 0 .18 2 .40 2 .58 ( 0 .18 ) — ( 0 .18 ) 15 .23
10/31/23 12 .49 0 .18 0 .17 0 .35 ( 0 .01 ) — ( 0 .01 ) 12 .83
10/31/22 19 .77 0 .17 ( 5 .88 ) ( 5 .71 ) ( 0 .33 ) ( 1 .24 ) ( 1 .57 ) 12 .49
10/31/21 15 .70 0 .13 4 .40 4 .53 ( 0 .09 ) ( 0 .37 ) ( 0 .46 ) 19 .77
Retirement Class:
4/30/26
(d)
17 .78 0 .08 0 .27 0 .35 ( 0 .31 ) ( 0 .76 ) ( 1 .07 ) 17 .06
10/31/25 15 .15 0 .15 2 .66 2 .81 ( 0 .18 ) — ( 0 .18 ) 17 .78
10/31/24 12 .76 0 .14 2 .39 2 .53 ( 0 .14 ) — ( 0 .14 ) 15 .15
10/31/23 12 .45 0 .16 0 .16 0 .32 ( 0 .01 ) — ( 0 .01 ) 12 .76
10/31/22 19 .69 0 .16 ( 5 .86 ) ( 5 .70 ) ( 0 .30 ) ( 1 .24 ) ( 1 .54 ) 12 .45
10/31/21 15 .63 0 .10 4 .40 4 .50 ( 0 .07 ) ( 0 .37 ) ( 0 .44 ) 19 .69
Class W:
4/30/26
(d)
17 .98 0 .15 0 .29 0 .44 ( 0 .45 ) ( 0 .76 ) ( 1 .21 ) 17 .21
10/31/25 15 .32 0 .29 2 .68 2 .97 ( 0 .31 ) — ( 0 .31 ) 17 .98
10/31/24 12 .91 0 .27 2 .40 2 .67 ( 0 .26 ) — ( 0 .26 ) 15 .32
10/31/23 12 .51 0 .27 0 .15 0 .42 ( 0 .02 ) — ( 0 .02 ) 12 .91
10/31/22 19 .89 0 .26 ( 5 .90 ) ( 5 .64 ) ( 0 .50 ) ( 1 .24 ) ( 1 .74 ) 12 .51
10/31/21 15 .78 0 .25 4 .42 4 .67 ( 0 .19 ) ( 0 .37 ) ( 0 .56 ) 19 .89
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)
Unaudited
(e)
Annualized.
(f)
Value rounded to zero.
(g)
During the year ended 10/31/23, 0.01%, 0.01%, 0.01%, 0.01%, 0.01% and 0.01% of the Fund’s total return for Class A, Class I, Premier Class,
Class R6, Retirement Class and Class W, respectively, consisted of a voluntary payment from the Adviser.

See Notes to Financial Statements
99
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
(c)
Portfolio
Turnover
Rate
2 .18% $ 29,618 0 .96%
(e)
0 .96%
(e)
0 .86%
(e)
26%
18 .56 32,436 1 .01 1 .01 0 .82 58
19 .81 34,202 0 .90 0 .90 0 .88 21
2 .41
(g)
34,349 0 .90 0 .90 1 .05 18
( 31 .02 ) 36,527 0 .99 0 .96 0 .89 15
28 .62 9,152 1 .06 1 .06 0 .26 29
2 .35 20,480 0 .62
(e)
0 .62
(e)
1 .19
(e)
26
18 .90 21,970 0 .66 0 .66 1 .24 58
20 .14 27,711 0 .69 0 .69 1 .10 21
2 .60
(g)
31,237 0 .69 0 .69 1 .26 18
( 30 .83 ) 61,619 0 .71 0 .71 1 .21 15
29 .09 5,052 0 .70 0 .70 0 .59 29
2 .31 430 0 .74
(e)
0 .74
(e)
1 .03
(e)
26
18 .85 2,885 0 .75 0 .75 1 .07 58
20 .00 2,678 0 .76 0 .76 1 .05 21
2 .60
(g)
2,455 0 .76 0 .75 1 .18 18
( 30 .88 ) 2,269 0 .76 0 .66 1 .43 15
29 .06 569 0 .77 0 .73 0 .58 29
2 .36 176,905 0 .59
(e)
0 .59
(e)
1 .24
(e)
26
18 .98 172,820 0 .60 0 .60 1 .22 58
20 .22 146,122 0 .60 0 .60 1 .17 21
2 .69
(g)
128,293 0 .60 0 .60 1 .32 18
( 30 .76 ) 130,897 0 .61 0 .61 1 .16 15
29 .21 146,168 0 .60 0 .60 0 .70 29
2 .22 68,925 0 .84
(e)
0 .84
(e)
0 .98
(e)
26
18 .69 72,946 0 .85 0 .85 0 .97 58
19 .95 77,438 0 .85 0 .85 0 .93 21
2 .53
(g)
80,691 0 .85 0 .79 1 .14 18
( 30 .87 ) 96,691 0 .86 0 .68 1 .06 15
29 .13 175,169 0 .85 0 .73 0 .56 29
2 .72 2,525,705 0 .59
(e)
0.00
(e)
1 .83
(e)
26
19 .70 2,501,240 0 .60 0.00 1 .82 58
20 .89 2,108,896 0 .60 0.00 1 .78 21
3 .36
(g)
1,912,615 0 .60 0.00 1 .92 18
( 30 .39 ) 2,057,533 0 .61 0.00 1 .77 15
30 .03 2,183,791 0 .60 0.00 1 .31 29

Financial Highlights
(continued)
See Notes to Financial Statements
100
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
3.3
Quant International Small Cap Equity
Class A:
4/30/26
(c)
$ 13 .84 $ 0 .13 $ 2 .06 $ 2 .19 $ ( 0 .59 ) $ ( 0 .49 ) $ ( 1 .08 ) $ 14 .95
10/31/25 11 .03 0 .28 2 .83 3 .11 ( 0 .30 ) — ( 0 .30 ) 13 .84
10/31/24 9 .09 0 .20 2 .01 2 .21 ( 0 .27 ) — ( 0 .27 ) 11 .03
10/31/23 8 .62 0 .22 0 .52 0 .74 ( 0 .27 ) — ( 0 .27 ) 9 .09
10/31/22 12 .47 0 .29 ( 3 .45 ) ( 3 .16 ) ( 0 .32 ) ( 0 .37 ) ( 0 .69 ) 8 .62
10/31/21 9 .41 0 .16 3 .08 3 .24 ( 0 .18 ) — ( 0 .18 ) 12 .47
Class I:
4/30/26
(c)
13 .82 0 .25 1 .96 2 .21 ( 0 .61 ) ( 0 .49 ) ( 1 .10 ) 14 .93
10/31/25 11 .02 0 .32 2 .82 3 .14 ( 0 .34 ) — ( 0 .34 ) 13 .82
10/31/24 9 .08 0 .24 2 .01 2 .25 ( 0 .31 ) — ( 0 .31 ) 11 .02
10/31/23 8 .61 0 .25 0 .53 0 .78 ( 0 .31 ) — ( 0 .31 ) 9 .08
10/31/22 12 .46 0 .33 ( 3 .45 ) ( 3 .12 ) ( 0 .36 ) ( 0 .37 ) ( 0 .73 ) 8 .61
10/31/21 9 .40 0 .20 3 .08 3 .28 ( 0 .22 ) — ( 0 .22 ) 12 .46
Premier Class:
4/30/26
(c)
14 .02 0 .14 2 .10 2 .24 ( 0 .60 ) ( 0 .49 ) ( 1 .09 ) 15 .17
10/31/25 11 .18 0 .31 2 .85 3 .16 ( 0 .32 ) — ( 0 .32 ) 14 .02
10/31/24 9 .21 0 .22 2 .04 2 .26 ( 0 .29 ) — ( 0 .29 ) 11 .18
10/31/23 8 .73 0 .24 0 .54 0 .78 ( 0 .30 ) — ( 0 .30 ) 9 .21
10/31/22 12 .62 0 .31 ( 3 .49 ) ( 3 .18 ) ( 0 .34 ) ( 0 .37 ) ( 0 .71 ) 8 .73
10/31/21 9 .52 0 .19 3 .11 3 .30 ( 0 .20 ) — ( 0 .20 ) 12 .62
Class R6:
4/30/26
(c)
13 .83 0 .14 2 .08 2 .22 ( 0 .63 ) ( 0 .49 ) ( 1 .12 ) 14 .93
10/31/25 11 .03 0 .33 2 .81 3 .14 ( 0 .34 ) — ( 0 .34 ) 13 .83
10/31/24 9 .09 0 .24 2 .01 2 .25 ( 0 .31 ) — ( 0 .31 ) 11 .03
10/31/23 8 .62 0 .25 0 .53 0 .78 ( 0 .31 ) — ( 0 .31 ) 9 .09
10/31/22 12 .48 0 .33 ( 3 .45 ) ( 3 .12 ) ( 0 .37 ) ( 0 .37 ) ( 0 .74 ) 8 .62
10/31/21 9 .41 0 .20 3 .09 3 .29 ( 0 .22 ) — ( 0 .22 ) 12 .48
Retirement Class:
4/30/26
(c)
13 .80 0 .16 2 .04 2 .20 ( 0 .62 ) ( 0 .49 ) ( 1 .11 ) 14 .89
10/31/25 11 .00 0 .28 2 .83 3 .11 ( 0 .31 ) — ( 0 .31 ) 13 .80
10/31/24 9 .07 0 .21 2 .00 2 .21 ( 0 .28 ) — ( 0 .28 ) 11 .00
10/31/23 8 .60 0 .23 0 .53 0 .76 ( 0 .29 ) — ( 0 .29 ) 9 .07
10/31/22 12 .45 0 .29 ( 3 .43 ) ( 3 .14 ) ( 0 .34 ) ( 0 .37 ) ( 0 .71 ) 8 .60
10/31/21 9 .40 0 .18 3 .07 3 .25 ( 0 .20 ) — ( 0 .20 ) 12 .45
Class W:
4/30/26
(c)
13 .93 0 .19 2 .08 2 .27 ( 0 .72 ) ( 0 .49 ) ( 1 .21 ) 14 .99
10/31/25 11 .11 0 .41 2 .83 3 .24 ( 0 .42 ) — ( 0 .42 ) 13 .93
10/31/24 9 .16 0 .32 2 .01 2 .33 ( 0 .38 ) — ( 0 .38 ) 11 .11
10/31/23 8 .69 0 .32 0 .54 0 .86 ( 0 .39 ) — ( 0 .39 ) 9 .16
10/31/22 12 .56 0 .40 ( 3 .46 ) ( 3 .06 ) ( 0 .44 ) ( 0 .37 ) ( 0 .81 ) 8 .69
10/31/21 9 .46 0 .29 3 .09 3 .38 ( 0 .28 ) — ( 0 .28 ) 12 .56
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Unaudited
(d)
Annualized.

See Notes to Financial Statements
101
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
17 .07% $ 2,612 1 .06%
(d)
1 .06%
(d)
1 .85%
(d)
63%
28 .91 1,703 1 .06 1 .06 2 .28 112
24 .72 925 1 .15 1 .11 1 .87 113
8 .58 853 1 .16 1 .12 2 .26 114
( 26 .71 ) 824 1 .40 1 .14 2 .80 119
34 .77 1,134 2 .20 1 .12 1 .31 119
17 .31 2,017 0 .76
(d)
0 .76
(d)
3 .71
(d)
63
29 .31 190 0 .79 0 .79 2 .65 112
25 .18 115 0 .79 0 .79 2 .24 113
9 .05 76 0 .77 0 .77 2 .57 114
( 26 .47 ) 63 0 .74 0 .74 3 .18 119
35 .28 91 0 .80 0 .78 1 .66 119
17 .25 122 0 .88
(d)
0 .88
(d)
1 .99
(d)
63
29 .07 103 0 .91 0 .90 2 .55 112
24 .99 82 0 .93 0 .91 2 .05 113
8 .85 68 0 .93 0 .91 2 .48 114
( 26 .53 ) 64 0 .90 0 .90 3 .01 119
35 .08 92 0 .96 0 .88 1 .56 119
17 .34 83,991 0 .71
(d)
0 .71
(d)
2 .05
(d)
63
29 .34 80,037 0 .71 0 .71 2 .76 112
25 .20 74,539 0 .73 0 .73 2 .22 113
9 .06 62,099 0 .74 0 .74 2 .63 114
( 26 .44 ) 66,810 0 .72 0 .72 3 .20 119
35 .40 88,124 0 .71 0 .69 1 .73 119
17 .21 212,209 0 .96
(d)
0 .96
(d)
2 .40
(d)
63
29 .07 25,736 0 .96 0 .96 2 .29 112
24 .80 7,454 0 .98 0 .98 1 .95 113
8 .86 7,031 0 .99 0 .99 2 .38 114
( 26 .62 ) 8,463 0 .97 0 .97 2 .98 119
35 .00 4,626 0 .96 0 .93 1 .51 119
17 .75 1,224,349 0 .71
(d)
0.00
(d)
2 .75
(d)
63
30 .24 1,209,229 0 .71 0.00 3 .47 112
26 .06 1,148,948 0 .73 0 .01 2 .95 113
9 .91 1,001,200 0 .74 0 .01 3 .37 114
( 25 .88 ) 1,118,947 0 .72 0.00 3 .90 119
36 .31 1,485,005 0 .71 0.00 2 .42 119

Financial Highlights
(continued)
See Notes to Financial Statements
102
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
3.4
International Responsible Equity
Class A:
4/30/26
(c)
$ 16 .03 $ 0 .17 $ 1 .06 $ 1 .23 $ ( 0 .63 ) $ ( 0 .22 ) $ ( 0 .85 ) $ 16 .41
10/31/25 13 .65 0 .32 2 .44 2 .76 ( 0 .38 ) ( 0 .00 )
(e)
( 0 .38 ) 16 .03
10/31/24 11 .56 0 .32 2 .15 2 .47 ( 0 .38 ) — ( 0 .38 ) 13 .65
10/31/23 10 .20 0 .31 1 .28 1 .59 ( 0 .23 ) — ( 0 .23 ) 11 .56
10/31/22 13 .76 0 .30 ( 3 .48 ) ( 3 .18 ) ( 0 .28 ) ( 0 .10 ) ( 0 .38 ) 10 .20
10/31/21 10 .30 0 .31 3 .30 3 .61 ( 0 .15 ) — ( 0 .15 ) 13 .76
Class I:
4/30/26
(c)
16 .12 0 .19 1 .07 1 .26 ( 0 .69 ) ( 0 .22 ) ( 0 .91 ) 16 .47
10/31/25 13 .70 0 .37 2 .45 2 .82 ( 0 .40 ) ( 0 .00 )
(e)
( 0 .40 ) 16 .12
10/31/24 11 .59 0 .34 2 .17 2 .51 ( 0 .40 ) — ( 0 .40 ) 13 .70
10/31/23 10 .24 0 .33 1 .27 1 .60 ( 0 .25 ) — ( 0 .25 ) 11 .59
10/31/22 13 .81 0 .29 ( 3 .45 ) ( 3 .16 ) ( 0 .31 ) ( 0 .10 ) ( 0 .41 ) 10 .24
10/31/21 10 .33 0 .35 3 .30 3 .65 ( 0 .17 ) — ( 0 .17 ) 13 .81
Premier Class:
4/30/26
(c)
16 .14 0 .17 1 .08 1 .25 ( 0 .65 ) ( 0 .22 ) ( 0 .87 ) 16 .52
10/31/25 13 .73 0 .35 2 .46 2 .81 ( 0 .40 ) ( 0 .00 )
(e)
( 0 .40 ) 16 .14
10/31/24 11 .62 0 .32 2 .18 2 .50 ( 0 .39 ) — ( 0 .39 ) 13 .73
10/31/23 10 .25 0 .32 1 .29 1 .61 ( 0 .24 ) — ( 0 .24 ) 11 .62
10/31/22 13 .83 0 .32 ( 3 .50 ) ( 3 .18 ) ( 0 .30 ) ( 0 .10 ) ( 0 .40 ) 10 .25
10/31/21 10 .34 0 .34 3 .31 3 .65 ( 0 .16 ) — ( 0 .16 ) 13 .83
Class R6:
4/30/26
(c)
16 .13 0 .20 1 .07 1 .27 ( 0 .69 ) ( 0 .22 ) ( 0 .91 ) 16 .49
10/31/25 13 .72 0 .38 2 .45 2 .83 ( 0 .42 ) ( 0 .00 )
(e)
( 0 .42 ) 16 .13
10/31/24 11 .61 0 .36 2 .16 2 .52 ( 0 .41 ) — ( 0 .41 ) 13 .72
10/31/23 10 .25 0 .35 1 .27 1 .62 ( 0 .26 ) — ( 0 .26 ) 11 .61
10/31/22 13 .82 0 .33 ( 3 .48 ) ( 3 .15 ) ( 0 .32 ) ( 0 .10 ) ( 0 .42 ) 10 .25
10/31/21 10 .34 0 .35 3 .31 3 .66 ( 0 .18 ) — ( 0 .18 ) 13 .82
Retirement Class:
4/30/26
(c)
16 .03 0 .17 1 .08 1 .25 ( 0 .65 ) ( 0 .22 ) ( 0 .87 ) 16 .41
10/31/25 13 .64 0 .34 2 .43 2 .77 ( 0 .38 ) ( 0 .00 )
(e)
( 0 .38 ) 16 .03
10/31/24 11 .55 0 .32 2 .15 2 .47 ( 0 .38 ) — ( 0 .38 ) 13 .64
10/31/23 10 .20 0 .32 1 .26 1 .58 ( 0 .23 ) — ( 0 .23 ) 11 .55
10/31/22 13 .76 0 .30 ( 3 .47 ) ( 3 .17 ) ( 0 .29 ) ( 0 .10 ) ( 0 .39 ) 10 .20
10/31/21 10 .30 0 .33 3 .29 3 .62 ( 0 .16 ) — ( 0 .16 ) 13 .76
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Unaudited
(d)
Annualized.
(e)
Value rounded to zero.

See Notes to Financial Statements
103
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
8 .06% $ 45,854 0 .71%
(d)
0 .62%
(d)
2 .18%
(d)
19%
20 .77 41,485 0 .76 0 .63 2 .23 21
21 .74 35,546 0 .61 0 .61 2 .39 29
15 .61 28,059 0 .63 0 .63 2 .60 30
( 23 .72 ) 21,246 0 .66 0 .65 2 .55 15
35 .27 21,846 0 .70 0 .70 2 .41 12
8 .20 14,268 0 .36
(d)
0 .30
(d)
2 .41
(d)
19
21 .18 15,025 0 .33 0 .28 2 .57 21
22 .04 14,300 0 .45 0 .45 2 .58 29
15 .69 11,987 0 .49 0 .49 2 .75 30
( 23 .55 ) 8,600 0 .48 0 .48 2 .56 15
35 .60 2,557 0 .46 0 .46 2 .66 12
8 .14 342 0 .50
(d)
0 .42
(d)
2 .06
(d)
19
21 .01 714 0 .49 0 .43 2 .39 21
21 .88 742 0 .50 0 .50 2 .42 29
15 .77 954 0 .50 0 .50 2 .70 30
( 23 .64 ) 618 0 .52 0 .52 2 .65 15
35 .49 771 0 .52 0 .52 2 .58 12
8 .25 929,669 0 .33
(d)
0 .27
(d)
2 .45
(d)
19
21 .21 970,826 0 .33 0 .28 2 .60 21
22 .15 854,575 0 .34 0 .34 2 .68 29
15 .85 715,703 0 .34 0 .34 2 .90 30
( 23 .47 ) 657,816 0 .37 0 .37 2 .85 15
35 .70 556,304 0 .36 0 .36 2 .68 12
8 .03 783,012 0 .58
(d)
0 .52
(d)
2 .14
(d)
19
20 .95 885,826 0 .58 0 .53 2 .38 21
21 .80 710,094 0 .59 0 .59 2 .41 29
15 .58 629,526 0 .59 0 .59 2 .66 30
( 23 .66 ) 457,544 0 .62 0 .62 2 .60 15
35 .42 386,981 0 .61 0 .61 2 .50 12

104
Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940 (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Current Fiscal Period:  The end of the reporting period for the Funds is April 30, 2026, and the period covered by these Notes to
Financial Statements is the six months ended April 30, 2026 (the "current fiscal period").
Investment Adviser: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.
Share Classes and Sales Charges: The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Class A, Class I, Premier Class, Class R6, Retirement Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value ("NAV") without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class I, Premier Class, Class R6, Retirement Class and Class W shares are sold without an up-
front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions.
The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Funds pay the members of the Board all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds.
Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Fund Name Short Name
Nuveen Core Equity Fund Core Equity
Nuveen Large Cap Growth Fund Large Cap Growth
Nuveen Large Cap Value Fund Large Cap Value
Nuveen Quant Mid Cap Growth Fund Quant Mid Cap Growth
Nuveen Mid Cap Value Fund Mid Cap Value
Nuveen Quant Small Cap Equity Fund Quant Small Cap Equity
Nuveen Quant Small/Mid Cap Equity Fund Quant Small/Mid Cap Equity
Nuveen Large Cap Responsible Equity Fund Large Cap Responsible Equity
Nuveen Emerging Markets Equity Fund Emerging Markets Equity
Nuveen International Equity Fund International Equity
Nuveen International Opportunities Fund International Opportunities
Nuveen Quant International Small Cap Equity Fund Quant International Small Cap Equity
Nuveen International Responsible Equity Fund International Responsible Equity

105
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-
local investors. Accordingly, the Fund may apply NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Funds may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds' custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds' Portfolio of Investments or Statement of Assets and Liabilities.
The Funds' investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to Financial Statements.

Notes to Financial Statements
(continued)
106
Segment Reporting:  Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker (“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund's long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09): In December 2023, the FASB issued Accounting Standard Update ("ASU") No.
2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
New Accounting Pronouncement (ASU No. 2025-11): In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic
270) Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the
Adviser, subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

107
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Core Equity
Long-Term Investments
:
Common stocks $6,908,136,106 $— $— $6,908,136,106
Investment companies 129,809,189 — — 129,809,189
Investments purchased with collateral from securities lending 32,776,160 — — 32,776,160
Short-Term Investments
:
Repurchase agreement — 25,940,000 — 25,940,000
Total $7,070,721,455 $25,940,000 $— $7,096,661,455
1 1 1 1 1
Large Cap Growth
Long-Term Investments
:
Common stocks $6,313,336,076 $— $— $6,313,336,076
Short-Term Investments
:
Repurchase agreement — 11,060,000 — 11,060,000
Total $6,313,336,076 $11,060,000 $— $6,324,396,076
1 1 1 1 1
Large Cap Value
Long-Term Investments
:
Common stocks $6,346,951,427 $— $— $6,346,951,427
Short-Term Investments
:
Repurchase agreement — 12,240,000 — 12,240,000
Total $6,346,951,427 $12,240,000 $— $6,359,191,427
1 1 1 1 1
Quant Mid Cap Growth
Long-Term Investments
:
Common stocks $682,834,464 $— $— $682,834,464
Investments purchased with collateral from securities lending 6,185,043 — — 6,185,043
Short-Term Investments
:
Repurchase agreement — 630,000 — 630,000
Total $689,019,507 $630,000 $— $689,649,507
1 1 1 1 1
Mid Cap Value
Long-Term Investments
:
Common stocks $1,665,888,391 $— $— $1,665,888,391
Investments purchased with collateral from securities lending 13,441,644 — — 13,441,644
Short-Term Investments
:
Repurchase agreement — 2,680,000 — 2,680,000
Total $1,679,330,035 $2,680,000 $— $1,682,010,035
1 1 1 1 1

Notes to Financial Statements
(continued)
108
Fund Level 1 Level 2 Level 3 Total
Quant Small Cap Equity
Long-Term Investments
:
Common stocks $3,852,720,133 $— $— $3,852,720,133
Rights/Warrants — — 100,785 100,785
Investments purchased with collateral from securities lending 29,322,471 — — 29,322,471
Short-Term Investments
:
Government agency debt — 4,596,330 — 4,596,330
Repurchase agreement — 31,480,000 — 31,480,000
Treasury debt — 4,980,527 — 4,980,527
Investments in Derivatives
:
Futures contracts* 2,161,958 — — 2,161,958
Total $3,884,204,562 $41,056,857 $100,785 $3,925,362,204
1 1 1 1 1
Quant Small/Mid Cap Equity
Long-Term Investments
:
Common stocks $2,474,799,097 $— $— $2,474,799,097
Investment companies 67,931,388 — — 67,931,388
Investments purchased with collateral from securities lending 4,670,419 — — 4,670,419
Short-Term Investments
:
Repurchase agreement — 6,840,000 — 6,840,000
Total $2,547,400,904 $6,840,000 $— $2,554,240,904
1 1 1 1 1
Large Cap Responsible Equity
Long-Term Investments
:
Common stocks $6,363,726,615 $— $— $6,363,726,615
Investment companies 10,360,440 — — 10,360,440
Investments purchased with collateral from securities lending 1,386,997 — — 1,386,997
Short-Term Investments
:
Government agency debt — 19,797,564 — 19,797,564
Repurchase agreement — 49,330,000 — 49,330,000
Treasury debt — 4,980,527 — 4,980,527
Investments in Derivatives
:
Futures contracts* 804,493 — — 804,493
Total $6,376,278,545 $74,108,091 $— $6,450,386,636
1 1 1 1 1
Emerging Markets Equity
Long-Term Investments
:
Common stocks $346,150,150 $1,503,902,868 $5,946,783 $1,855,999,801
Investments purchased with collateral from securities lending 1,809,245 — — 1,809,245
Short-Term Investments
:
Repurchase agreement — 9,410,000 — 9,410,000
Treasury debt — 9,973,225 — 9,973,225
Total $347,959,395 $1,523,286,093 $5,946,783 $1,877,192,271
1 1 1 1 1
International Equity
Long-Term Investments
:
Common stocks $513,272,852 $4,920,821,921 $— $5,434,094,773
Investments purchased with collateral from securities lending 23,826,312 — — 23,826,312
Short-Term Investments
:
Repurchase agreement — 16,720,000 — 16,720,000
Total $537,099,164 $4,937,541,921 $— $5,474,641,085
1 1 1 1 1
International Opportunities
Long-Term Investments
:
Common stocks $480,889,840 $2,295,039,140 $1,668 $2,775,930,648
Investments purchased with collateral from securities lending 51,565,339 — — 51,565,339
Short-Term Investments
:
Repurchase agreement — 36,010,000 — 36,010,000
Total $532,455,179 $2,331,049,140 $1,668 $2,863,505,987
1 1 1 1 1
Quant International Small Cap Equity
Long-Term Investments
:
Common stocks $350,565,434 $1,053,534,366 $6,642 $1,404,106,442
Investment companies 111,205,202 — — 111,205,202
Investments purchased with collateral from securities lending 15,345,481 — — 15,345,481
Short-Term Investments
:
Repurchase agreement — 1,390,000 — 1,390,000
Total $477,116,117 $1,054,924,366 $6,642 $1,532,047,125
1 1 1 1 1

109
4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the
Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the
Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows:
Fund Level 1 Level 2 Level 3 Total
International Responsible Equity
Long-Term Investments
:
Common stocks $81,835,143 $1,655,549,046 $— $1,737,384,189
Investments purchased with collateral from securities lending 24,783,452 — — 24,783,452
Short-Term Investments
:
Repurchase agreement — 21,670,000 — 21,670,000
Investments in Derivatives
:
Futures contracts* (252,269) — — (252,269)
Total $106,366,326 $1,677,219,046 $— $1,783,585,372
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Core Equity Fixed Income Clearing Corporation $ 25,940,000 $ (26,458,806)
Large Cap Growth Fixed Income Clearing Corporation 11,060,000 (11,281,214)
Large Cap Value Fixed Income Clearing Corporation 12,240,000 (12,484,907)
Quant Mid Cap Growth Fixed Income Clearing Corporation 630,000 (642,761)
Mid Cap Value Fixed Income Clearing Corporation 2,680,000 (2,733,610)
Quant Small Cap Equity Fixed Income Clearing Corporation 31,480,000 (32,109,679)
Quant Small/Mid Cap Equity Fixed Income Clearing Corporation 6,840,000 (6,976,972)
Large Cap Responsible Equity Fixed Income Clearing Corporation 49,330,000 (50,316,757)
Emerging Markets Equity Fixed Income Clearing Corporation 9,410,000 (9,598,288)
International Equity Fixed Income Clearing Corporation 16,720,000 (17,054,550)
International Opportunities Fixed Income Clearing Corporation 36,010,000 (36,730,251)
Quant International Small Cap Equity Fixed Income Clearing Corporation 1,390,000 (1,417,998)
International Responsible Equity Fixed Income Clearing Corporation 21,670,000 (22,103,478)

Notes to Financial Statements
(continued)
110
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-
delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Futures Contracts:  Certain Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objectives. During the current fiscal period, the Funds listed below used equity index futures to equitize cash in their portfolios.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Aggregate Value of
Securities on Loan
Fund
Equity
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received**
Total Collateral
Received
2.1
Core Equity $121,925,677 $32,776,160 $92,739,010 $125,515,170
2.4
Quant Mid Cap Growth 17,644,755 6,185,043 11,220,725 17,405,768
2.5
Mid Cap Value 13,459,221 13,441,644 – 13,441,644
2.6
Quant Small Cap Equity 75,813,207 29,322,471 46,913,202 76,235,673
2.7
Quant Small/Mid Cap Equity 18,394,652 4,670,419 13,486,891 18,157,310
2.8
Large Cap Responsible Equity 1,372,758 1,386,997 – 1,386,997
3.01
Emerging Markets Equity 22,004,989 1,809,245 21,273,611 23,082,856
3.1
International Equity 178,143,687 23,826,312 162,899,176 186,725,488
3.2
International Opportunities 123,197,601 51,565,339 77,830,248 129,395,587
3.3
Quant International Small Cap Equity 44,998,860 15,345,481 31,508,830 46,854,311
3.4
International Responsible Equity 42,562,845 24,783,452 19,777,632 44,561,084
*May include cash and investment of cash collateral.
**As of the end of the current fiscal period, the non-cash collateral received by the Funds was comprised of U.S. Treasury securities.
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
2.1
Core Equity $ 3,885,451,355 $ 4,335,598,477
2.2
Large Cap Growth 3,326,472,151 3,651,833,087
2.3
Large Cap Value 274,780,679 851,173,357
2.4
Quant Mid Cap Growth 359,145,121 430,565,242
2.5
Mid Cap Value 84,958,097 227,130,485
2.6
Quant Small Cap Equity 1,098,986,800 1,133,991,145
2.7
Quant Small/Mid Cap Equity 1,222,268,283 932,517,119
2.8
Large Cap Responsible Equity 1,403,836,761 1,994,688,491
3.01
Emerging Markets Equity 922,814,345 1,021,462,957
3.1
International Equity 264,995,523 610,610,595
3.2
International Opportunities 728,781,069 713,054,021
3.3
Quant International Small Cap Equity 876,350,373 889,598,994
3.4
International Responsible Equity 358,566,395 640,328,317

111
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
As of the end of the current fiscal period, the following Funds have invested in derivative contracts which are reflected in the
Statement of Assets and Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Fund Average Notional Amount of Futures Contracts Outstanding*
2.6
Quant Small Cap Equity $ 39,371,736
2.8
Large Cap Responsible Equity 73,370,271
3.4
International Responsible Equity 13,793,192
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Quant Small Cap Equity
Futures contracts Equity Unrealized appreciation
on futures contracts
*
$ 2,161,958 - $ –
1 1 1 1 1 1 1 1
Large Cap Responsible Equity
Futures contracts Equity Unrealized appreciation
on futures contracts
*
804,493 - –
1 1 1 1 1 1 1 1
International Responsible Equity
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(252,269)
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund's Portfolio of Investments. The Statement of
Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
2.6
Quant Small Cap Equity
Futures contracts Equity $ 628,599 $ 2,045,384
2.8
Large Cap Responsible Equity
Futures contracts Equity 5,062,711 66,874
3.4
International Responsible Equity
Futures contracts Equity 1,356,537 (227,049)

Notes to Financial Statements
(continued)
112
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
4/30/26
Year Ended
10/31/25
2.1
Core Equity Shares Value Shares Value
Subscriptions:
Class A 391,853 $ 11,150,721 982,316 $ 26,653,934
Class I 74,572 1,142,253 724,801 11,471,484
Premier Class 104,809 1,567,478 328,595 5,027,115
Class R6 4,062,943 60,925,995 22,877,230 343,681,712
Retirement Class 418,211 6,890,434 24,331,686 376,226,801
Class W 5,793,883 86,351,383 13,274,518 194,472,102
Total subscriptions 10,846,271 168,028,264 62,519,146 957,533,148
Reinvestments of distributions:
Class A 4,474,828 126,100,624 3,843,698 106,629,248
Class I 74,513 1,115,164 51,075 798,967
Premier Class 94,941 1,426,245 57,855 906,976
Class R6 15,601,766 233,184,885 12,323,866 192,479,981
Retirement Class 7,777,906 121,660,201 3,970,249 64,564,149
Class W 16,522,949 246,852,856 13,626,793 212,986,768
Total reinvestments of distributions 44,546,903 730,339,975 33,873,536 578,366,089
Redemptions:
Class A (3,148,103) (89,885,164) (5,445,502) (147,776,397)
Class I (344,005) (5,620,757) (204,022) (3,119,295)
Premier Class (215,066) (3,246,862) (184,605) (2,881,749)
Class R6 (13,733,931) (210,619,033) (28,989,462) (445,691,787)
Retirement Class (9,608,249) (150,586,684) (2,929,226) (49,053,095)
Class W (9,466,052) (148,176,284) (38,043,719) (606,208,779)
Total redemptions (36,515,406) (608,134,784) (75,796,536) (1,254,731,102)
Net increase (decrease) from shareholder transactions 18,877,768 $ 290,233,455 20,596,146 $ 281,168,135
Six Months Ended
4/30/26
Year Ended
10/31/25
2.2
Large Cap Growth Shares Value Shares Value
Subscriptions:
Class A 479,889 $ 13,970,457 1,003,589 $ 28,945,426
Class I 86,417 2,537,370 242,168 7,273,382
Premier Class 5,361 163,356 55,102 1,629,207
Class R6 6,269,873 180,340,689 6,977,875 197,613,214
Retirement Class 227,756 6,479,485 561,714 16,428,809
Class W 2,424,954 68,576,765 10,363,557 299,818,339
Total subscriptions 9,494,250 272,068,122 19,204,005 551,708,377
Reinvestments of distributions:
Class A 6,785,711 193,799,901 2,984,255 87,140,244
Class I 52,812 1,522,036 12,104 355,245
Premier Class 23,135 667,454 7,755 228,085
Class R6 7,583,953 218,721,206 3,834,574 112,659,770
Retirement Class 1,828,733 51,917,721 904,165 26,256,946
Class W 11,674,070 336,329,950 5,761,817 169,051,703
Total reinvestments of distributions 27,948,414 802,958,268 13,504,670 395,691,993
Redemptions:
Class A (3,094,557) (89,430,190) (5,064,584) (146,516,769)
Class I (56,529) (1,627,472) (35,973) (1,055,767)
Premier Class (38,156) (1,092,915) (32,379) (926,536)
Class R6 (13,749,269) (385,497,681) (17,934,358) (528,271,176)
Retirement Class (1,539,842) (44,217,200) (3,416,700) (97,959,474)
Class W (6,971,638) (207,289,255) (23,545,213) (696,795,983)
Total redemptions (25,449,991) (729,154,713) (50,029,207) (1,471,525,705)
Net increase (decrease) from shareholder transactions 11,992,673 $ 345,871,677 (17,320,532) $ (524,125,335)

113
Six Months Ended
4/30/26
Year Ended
10/31/25
2.3
Large Cap Value Shares Value Shares Value
Subscriptions:
Class A 111,015 $ 2,589,257 265,607 $ 5,737,192
Class I 596,630 14,634,155 1,037,803 25,570,601
Premier Class 137,575 3,474,266 74,367 1,742,255
Class R6 2,749,886 66,880,664 7,026,115 162,065,656
Retirement Class 127,411 3,162,594 4,834,829 111,696,399
Class W 3,146,728 79,304,742 12,100,467 284,346,281
Total subscriptions 6,869,245 170,045,678 25,339,188 591,158,384
Reinvestments of distributions:
Class A 648,537 14,404,007 279,987 6,072,920
Class I 76,947 1,832,872 651 15,037
Premier Class 147,486 3,513,107 82,163 1,898,781
Class R6 8,740,218 208,366,809 5,404,502 125,006,127
Retirement Class 3,257,679 77,304,730 1,744,065 40,165,816
Class W 8,727,751 207,895,031 4,070,432 94,026,972
Total reinvestments of distributions 21,598,618 513,316,556 11,581,800 267,185,653
Redemptions:
Class A (364,014) (8,451,112) (865,289) (18,818,110)
Class I (108,203) (2,636,763) (16,137) (383,210)
Premier Class (322,913) (8,037,296) (684,308) (15,966,693)
Class R6 (13,795,862) (341,861,794) (51,819,409) (1,199,696,347)
Retirement Class (9,593,126) (237,599,889) (12,133,032) (285,735,071)
Class W (7,825,015) (195,147,794) (20,304,000) (471,799,540)
Total redemptions (32,009,133) (793,734,648) (85,822,175) (1,992,398,971)
Net increase (decrease) from shareholder transactions (3,541,270) $ (110,372,414) (48,901,187) $ (1,134,054,934)
Six Months Ended
4/30/26
Year Ended
10/31/25
2.4
Quant Mid Cap Growth Shares Value Shares Value
Subscriptions:
Class A 73,927 $ 1,444,293 190,590 $ 3,957,214
Class I 7,254 153,037 4,860 113,386
Premier Class 39,988 794,464 63,982 1,394,273
Class R6 374,580 7,779,506 461,818 10,104,895
Retirement Class 140,587 2,732,985 342,031 7,213,706
Total subscriptions 636,336 12,904,285 1,063,281 22,783,474
Reinvestments of distributions:
Class A 862,824 16,523,087 – –
Class I 849 17,327 – –
Premier Class 54,413 1,101,312 – –
Class R6 1,602,627 32,950,005 – –
Retirement Class 1,191,382 22,957,925 – –
Total reinvestments of distributions 3,712,095 73,549,656 – –
Redemptions:
Class A (755,217) (14,496,279) (1,081,300) (22,282,491)
Class I (3,309) (68,099) (1,472) (29,666)
Premier Class (124,185) (2,563,600) (129,884) (2,851,276)
Class R6 (1,894,374) (40,247,736) (9,878,428) (213,526,039)
Retirement Class (1,378,075) (26,506,297) (2,749,930) (57,288,049)
Total redemptions (4,155,160) (83,882,011) (13,841,014) (295,977,521)
Net increase (decrease) from shareholder transactions 193,271 $ 2,571,930 (12,777,733) $ (273,194,047)

Notes to Financial Statements
(continued)
114
Six Months Ended
4/30/26
Year Ended
10/31/25
2.5
Mid Cap Value Shares Value Shares Value
Subscriptions:
Class A 82,958 $ 1,499,004 164,936 $ 2,798,583
Class I 21,860 426,173 480,673 9,146,913
Premier Class 176,287 3,502,298 175,126 3,089,488
Class R6 899,777 17,040,551 1,100,383 20,335,000
Retirement Class 72,665 1,372,005 3,229,377 59,177,459
Total subscriptions 1,253,547 23,840,031 5,150,495 94,547,443
Reinvestments of distributions:
Class A 872,503 14,893,626 733,209 13,095,111
Class I 13,859 250,015 20,347 382,328
Premier Class 111,074 2,005,994 102,700 1,931,787
Class R6 3,649,039 65,974,633 3,990,899 75,148,621
Retirement Class 1,946,944 34,830,835 1,645,452 30,687,682
Total reinvestments of distributions 6,593,419 117,955,103 6,492,607 121,245,529
Redemptions:
Class A (761,519) (13,624,811) (1,299,538) (22,142,921)
Class I (35,580) (685,522) (342,575) (5,943,133)
Premier Class (403,491) (7,710,787) (297,173) (5,455,318)
Class R6 (4,363,598) (83,370,181) (19,629,621) (348,987,521)
Retirement Class (3,804,575) (72,051,016) (4,450,025) (79,980,167)
Total redemptions (9,368,763) (177,442,317) (26,018,932) (462,509,060)
Net increase (decrease) from shareholder transactions (1,521,797) $ (35,647,183) (14,375,830) $ (246,716,088)
Six Months Ended
4/30/26
Year Ended
10/31/25
2.6
Quant Small Cap Equity Shares Value Shares Value
Subscriptions:
Class A 790,342 $ 15,100,751 955,672 $ 16,907,983
Class I 1,892,658 38,947,577 3,261,597 59,471,584
Premier Class 615,814 12,770,956 439,113 8,145,732
Class R6 7,044,465 145,230,425 10,625,142 203,388,309
Retirement Class 553,910 10,797,313 2,757,878 48,744,657
Class W 583,879 11,803,507 1,601,366 28,132,908
Total subscriptions 11,481,068 234,650,529 19,640,768 364,791,173
Reinvestments of distributions:
Class A 787,044 14,631,140 922,267 17,052,709
Class I 155,934 3,117,116 12,193 240,931
Premier Class 235,530 4,665,847 259,242 5,081,152
Class R6 9,810,690 196,213,790 12,673,210 250,549,363
Retirement Class 2,638,253 50,179,580 3,272,520 61,785,181
Class W 1,056,140 20,996,069 2,706,608 53,347,248
Total reinvestments of distributions 14,683,591 289,803,542 19,846,040 388,056,584
Redemptions:
Class A (613,837) (11,749,289) (1,247,309) (21,586,224)
Class I (400,188) (8,343,219) (223,874) (4,077,875)
Premier Class (262,804) (5,362,216) (318,574) (6,005,381)
Class R6 (6,952,616) (142,683,336) (24,237,055) (445,670,959)
Retirement Class (5,353,825) (104,901,884) (4,547,240) (84,347,229)
Class W (1,366,494) (28,260,074) (16,872,960) (335,928,326)
Total redemptions (14,949,764) (301,300,018) (47,447,012) (897,615,994)
Net increase (decrease) from shareholder transactions 11,214,895 $ 223,154,053 (7,960,204) $ (144,768,237)

115
Six Months Ended
4/30/26
Year Ended
10/31/25
2.7
Quant Small/Mid Cap Equity Shares Value Shares Value
Subscriptions:
Class A 509,867 $ 8,460,349 565,407 $ 8,751,529
Class I 7,103,679 118,781,286 7,386,587 121,141,408
Premier Class 34,751 576,800 48,265 750,836
Class R6 9,214,564 146,889,190 8,890,396 133,141,547
Retirement Class 6,891,192 113,561,348 17,990,918 273,537,244
Class W 863,875 14,243,533 1,834,054 26,197,179
Total subscriptions 24,617,928 402,512,506 36,715,627 563,519,743
Reinvestments of distributions:
Class A 151,910 2,394,107 169,025 2,643,550
Class I 750,689 11,958,482 944,951 14,920,777
Premier Class 4,085 65,598 – –
Class R6 1,064,764 16,940,403 585,620 9,235,234
Retirement Class 5,054,014 79,651,253 4,454,779 69,672,738
Class W 2,944,347 46,873,996 4,285,456 67,581,649
Total reinvestments of distributions 9,969,809 157,883,839 10,439,831 164,053,948
Redemptions:
Class A (268,465) (4,435,747) (411,579) (6,269,981)
Class I (1,281,308) (21,355,095) (5,817,621) (85,418,163)
Premier Class (5,161) (86,888) (6,155) (97,709)
Class R6 (1,855,409) (31,662,418) (1,685,158) (26,503,862)
Retirement Class (901,932) (14,757,550) (300,154) (4,552,913)
Class W (3,683,125) (62,242,992) (9,481,345) (147,301,549)
Total redemptions (7,995,400) (134,540,690) (17,702,012) (270,144,177)
Net increase (decrease) from shareholder transactions 26,592,337 $ 425,855,655 29,453,446 $ 457,429,514
Six Months Ended
4/30/26
Year Ended
10/31/25
2.8
Large Cap Responsible Equity Shares Value Shares Value
Subscriptions:
Class A 376,523 $ 8,963,584 4,311,519 $ 98,097,982
Class I 142,133 4,100,940 1,193,460 35,140,301
Premier Class 74,946 2,146,837 451,677 12,522,896
Class R6 4,970,822 144,207,105 32,403,327 890,269,875
Retirement Class 67,930 2,009,100 20,646,763 576,776,821
Total subscriptions 5,632,354 161,427,566 59,006,746 1,612,807,875
Reinvestments of distributions:
Class A 2,659,133 61,931,183 4,825,203 111,896,475
Class I 126,975 3,603,545 108,502 3,017,436
Premier Class 103,863 2,939,326 176,585 4,898,458
Class R6 10,774,385 306,100,273 22,573,205 628,438,021
Retirement Class 2,711,092 79,082,541 3,809,139 108,674,731
Total reinvestments of distributions 16,375,448 453,656,868 31,492,634 856,925,121
Redemptions:
Class A (2,396,627) (57,046,717) (5,465,630) (125,361,708)
Class I (313,925) (9,028,837) (381,477) (10,605,695)
Premier Class (203,890) (5,882,834) (393,754) (10,869,355)
Class R6 (18,482,855) (534,792,811) (62,979,813) (1,755,915,710)
Retirement Class (4,800,973) (142,475,375) (12,033,495) (338,938,785)
Total redemptions (26,198,270) (749,226,574) (81,254,169) (2,241,691,253)
Net increase (decrease) from shareholder transactions (4,190,468) $ (134,142,140) 9,245,211 $ 228,041,743

Notes to Financial Statements
(continued)
116
Six Months Ended
4/30/26
Year Ended
10/31/25
3.01
Emerging Markets Equity Shares Value Shares Value
Subscriptions:
Class A 247,053 $ 2,743,139 49,496 $ 445,963
Class I 26,478 301,311 1,933 17,446
Premier Class 35,142 388,589 75,749 652,688
Class R6 1,936,636 20,681,528 1,908,886 15,972,960
Retirement Class 942,590 10,314,679 359,892 3,158,117
Class W 14,247,474 150,179,614 22,531,032 189,181,412
Total subscriptions 17,435,373 184,608,860 24,926,988 209,428,586
Reinvestments of distributions:
Class A 22,623 225,555 15,403 124,151
Class I 134 1,342 48 389
Premier Class 6,619 66,457 16,593 134,238
Class R6 545,880 5,453,337 576,075 4,654,687
Retirement Class 178,793 1,778,993 139,274 1,119,760
Class W 6,334,318 63,343,177 6,140,436 49,614,725
Total reinvestments of distributions 7,088,367 70,868,861 6,887,829 55,647,950
Redemptions:
Class A (200,047) (2,182,076) (155,501) (1,291,401)
Class I (2,035) (21,340) (26) (215)
Premier Class (502,582) (5,116,555) (103,481) (911,865)
Class R6 (1,989,713) (21,588,501) (9,501,497) (81,896,281)
Retirement Class (595,415) (6,351,532) (1,399,097) (11,772,786)
Class W (24,098,274) (260,726,013) (54,887,845) (483,152,481)
Total redemptions (27,388,066) (295,986,017) (66,047,447) (579,025,029)
Net increase (decrease) from shareholder transactions (2,864,326) $ (40,508,296) (34,232,630) $ (313,948,493)
Six Months Ended
4/30/26
Year Ended
10/31/25
3.1
International Equity Shares Value Shares Value
Subscriptions:
Class A 689,215 $ 6,209,183 737,160 $ 6,430,665
Class I 51,387 873,697 181,999 2,842,482
Premier Class 422,921 6,927,746 205,361 3,028,656
Class R6 10,921,240 174,530,713 15,675,140 221,711,988
Retirement Class 868,583 15,151,497 977,032 15,351,934
Class W 5,431,494 85,850,068 18,952,284 272,193,942
Total subscriptions 18,384,840 289,542,904 36,728,976 521,559,667
Reinvestments of distributions:
Class A 5,832,669 48,527,802 1,046,453 8,539,058
Class I 42,460 677,237 4,798 68,511
Premier Class 376,221 5,835,189 79,798 1,111,592
Class R6 16,537,434 256,495,604 4,308,421 60,016,307
Retirement Class 2,084,535 33,998,761 450,734 6,571,696
Class W 16,364,761 254,144,744 7,241,893 101,169,246
Total reinvestments of distributions 41,238,080 599,679,337 13,132,097 177,476,410
Redemptions:
Class A (1,549,362) (13,826,448) (2,707,960) (23,242,523)
Class I (88,862) (1,509,452) (52,647) (833,805)
Premier Class (515,818) (8,423,478) (662,039) (9,706,184)
Class R6 (18,051,846) (291,083,842) (57,679,797) (862,859,616)
Retirement Class (2,959,122) (50,899,231) (4,508,544) (70,114,404)
Class W (19,646,803) (326,651,267) (137,182,531) (2,183,525,148)
Total redemptions (42,811,813) (692,393,718) (202,793,518) (3,150,281,680)
Net increase (decrease) from shareholder transactions 16,811,107 $ 196,828,523 (152,932,445) $ (2,451,245,603)

117
Six Months Ended
4/30/26
Year Ended
10/31/25
3.2
International Opportunities Shares Value Shares Value
Subscriptions:
Class A 25,932 $ 442,788 79,698 $ 1,218,579
Class I 102,044 1,772,089 91,555 1,511,499
Premier Class 342 5,969 31,020 511,801
Class R6 820,388 13,490,344 1,778,324 29,474,446
Retirement Class 63,723 1,067,957 72,200 1,145,745
Class W 12,988,150 214,764,909 23,797,172 392,575,368
Total subscriptions 14,000,579 231,544,056 25,849,969 426,437,438
Reinvestments of distributions:
Class A 99,595 1,636,352 22,489 349,704
Class I 60,438 992,396 17,564 272,948
Premier Class 8,724 143,770 1,842 28,733
Class R6 668,298 10,986,820 133,103 2,071,086
Retirement Class 263,631 4,318,271 56,500 876,322
Class W 10,447,483 172,070,038 2,796,391 43,567,777
Total reinvestments of distributions 11,548,169 190,147,647 3,027,889 47,166,570
Redemptions:
Class A (217,098) (3,691,495) (532,450) (8,445,321)
Class I (197,237) (3,362,776) (700,825) (11,019,829)
Premier Class (145,351) (2,484,408) (47,202) (758,335)
Class R6 (835,432) (14,280,666) (1,835,090) (28,259,641)
Retirement Class (391,453) (6,630,394) (1,137,230) (17,639,364)
Class W (15,735,244) (267,676,779) (25,128,133) (382,836,470)
Total redemptions (17,521,815) (298,126,518) (29,380,930) (448,958,960)
Net increase (decrease) from shareholder transactions 8,026,933 $ 123,565,185 (503,072) $ 24,645,048
Six Months Ended
4/30/26
Year Ended
10/31/25
3.3
Quant International Small Cap Equity Shares Value Shares Value
Subscriptions:
Class A 74,324 $ 1,038,118 50,743 $ 652,697
Class I 125,340 1,814,074 14,583 176,330
Premier Class 727 10,864 – –
Class R6 283,715 3,916,094 555,691 6,445,646
Retirement Class 12,007,734 167,355,384 1,366,032 18,357,448
Class W 2,980,766 40,988,843 6,831,840 77,750,231
Total subscriptions 15,472,606 215,123,377 8,818,889 103,382,352
Reinvestments of distributions:
Class A 10,223 131,564 2,240 24,531
Class I 548 7,028 187 2,036
Class R6 504,145 6,468,178 217,884 2,377,111
Retirement Class 383,912 4,917,907 18,863 205,793
Class W 8,020,599 103,064,693 4,115,558 44,941,894
Total reinvestments of distributions 8,919,427 114,589,370 4,354,732 47,551,365
Redemptions:
Class A (32,950) (463,492) (13,824) (158,108)
Class I (4,531) (61,735) (11,434) (144,134)
Premier Class – (3) – –
Class R6 (949,332) (13,428,599) (1,746,168) (20,375,366)
Retirement Class (2,945) (42,718) (197,437) (2,307,771)
Class W (16,126,061) (227,769,163) (27,600,341) (319,659,406)
Total redemptions (17,115,819) (241,765,710) (29,569,204) (342,644,785)
Net increase (decrease) from shareholder transactions 7,276,214 $ 87,947,037 (16,395,583) $ (191,711,068)

Notes to Financial Statements
(continued)
118
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
Six Months Ended
4/30/26
Year Ended
10/31/25
3.4
International Responsible Equity Shares Value Shares Value
Subscriptions:
Class A 270,063 $ 4,341,950 513,572 $ 7,410,431
Class I 93,602 1,505,771 156,535 2,298,955
Premier Class – – 1,232 15,632
Class R6 2,615,269 41,845,899 10,097,253 142,252,206
Retirement Class 43,676 695,616 4,438,199 61,200,534
Total subscriptions 3,022,610 48,389,236 15,206,791 213,177,758
Reinvestments of distributions:
Class A 142,745 2,201,126 70,960 957,958
Class I 48,181 744,883 27,025 365,371
Premier Class 652 10,096 379 5,139
Class R6 2,845,528 44,020,321 1,512,059 20,458,156
Retirement Class 3,009,263 46,372,738 1,476,967 19,924,282
Total reinvestments of distributions 6,046,369 93,349,164 3,087,390 41,710,906
Redemptions:
Class A (206,199) (3,309,655) (600,761) (8,504,220)
Class I (207,594) (3,324,598) (295,503) (4,019,042)
Premier Class (24,226) (391,461) (11,376) (159,122)
Class R6 (9,262,119) (149,856,931) (13,702,040) (198,051,517)
Retirement Class (10,567,656) (170,183,244) (2,724,318) (41,123,135)
Total redemptions (20,267,794) (327,065,889) (17,333,998) (251,857,036)
Net increase (decrease) from shareholder transactions (11,198,815) $ (185,327,489) 960,183 $ 3,031,628
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
2.1
Core Equity $4,114,898,276 $3,057,427,074 $(75,663,895) $2,981,763,179
2.2
Large Cap Growth 3,147,092,412 3,377,488,505 (200,184,841) 3,177,303,664
2.3
Large Cap Value 3,424,237,132 3,046,348,581 (111,394,286) 2,934,954,295
2.4
Quant Mid Cap Growth 606,778,738 145,840,038 (62,969,269) 82,870,769
2.5
Mid Cap Value 1,192,276,267 562,986,466 (73,252,698) 489,733,768
2.6
Quant Small Cap Equity 2,789,984,396 1,331,271,955 (195,894,147) 1,135,377,808
2.7
Quant Small/Mid Cap Equity 1,889,884,638 757,217,294 (92,861,028) 664,356,266
2.8
Large Cap Responsible Equity 3,640,416,722 2,977,487,491 (167,517,577) 2,809,969,914
3.01
Emerging Markets Equity 1,329,846,884 641,637,436 (94,292,049) 547,345,387
3.1
International Equity 3,125,503,546 2,530,714,259 (181,576,720) 2,349,137,539
3.2
International Opportunities 2,179,560,221 852,056,562 (168,110,796) 683,945,766
3.3
Quant International Small Cap Equity 1,223,813,194 371,324,454 (63,090,523) 308,233,931
3.4
International Responsible Equity 1,299,846,670 571,327,879 (87,589,177) 483,738,702

119
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the
Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Services Agreement.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to TIAA, on behalf of Retirement Class shares of the Fund held by or through TIAA by its clients, or the Adviser, or behalf of all other Retirement Class shares, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to TIAA or the Adviser, respectively, under the Service
Agreement.
Nuveen Securities, which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares. Under the terms of the distribution agreement, Nuveen Securities is not compensated. Nuveen Securities does not currently enter into agreements, or otherwise pay, other intermediaries to sell shares of the Funds. Under the terms of a distribution Rule 12b-1 plan, Class A shares of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
2.1
Core Equity $968,097 $728,415,180 $3,038,293,847 $– $– $(1,231,122) $3,766,446,002
2.2
Large Cap Growth 11,057,064 801,612,805 4,256,910,402 – – (690,984) 5,068,889,287
2.3
Large Cap Value 88,686,470 404,480,017 2,536,661,847 – – (1,269,343) 3,028,558,991
2.4
Quant Mid Cap Growth – 73,939,142 95,718,939 – (445,287) (501,707) 168,711,087
2.5
Mid Cap Value 19,785,007 92,923,288 341,166,544 – – (1,110,224) 452,764,615
2.6
Quant Small Cap Equity 24,913,720 260,601,473 787,361,000 – – (715,100) 1,072,161,093
2.7
Quant Small/Mid Cap Equity 13,022,215 144,550,566 397,867,917 – – (48,151) 555,392,547
2.8
Large Cap Responsible Equity 113,726,944 343,669,810 3,354,311,128 – – (769,085) 3,810,938,797
3.01
Emerging Markets Equity 65,144,131 – 463,694,276 (388,034,638) – (194,340) 140,609,429
3.1
International Equity 165,550,572 435,243,174 2,190,046,550 – – (1,528,234) 2,789,312,062
3.2
International Opportunities 66,843,263 120,788,038 763,999,781 (630,606,801) – (172,368) 320,851,913
3.3
Quant International Small Cap Equity 63,474,908 46,595,216 202,471,065 – – (54,405) 312,486,784
3.4
International Responsible Equity 83,284,328 17,122,737 472,408,661 – – (34,723) 572,781,003
Fund Short-Term Long-Term Total
2.1
Core Equity $– $– $–
2.2
Large Cap Growth – – –
2.3
Large Cap Value – – –
2.4
Quant Mid Cap Growth – – –
2.5
Mid Cap Value – – –
2.6
Quant Small Cap Equity – – –
2.7
Quant Small/Mid Cap Equity – – –
2.8
Large Cap Responsible Equity – – –
3.01
Emerging Markets Equity 146,075,585 241,959,053 388,034,638
3.1
International Equity – – –
3.2
International Opportunities* 534,530,914 96,075,887 630,606,801
3.3
Quant International Small Cap Equity – – –
3.4
International Responsible Equity – – –
* A portion of International Opportunities' capital loss carryforwards is subject to limitation under the Internal Revenue Code and regulated regulations.

Notes to Financial Statements
(continued)
120
The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.
The management fee schedule for each Fund, other than the Large Cap Responsible Equity, consists of two components: a Fund-
level fee, based only on the amount of assets within a Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by the Adviser and Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”). For the Large Cap Responsible Equity, the
management fee schedule consists of one component, a Fund-level fee, based on the amount of assets within the Fund, and there are no changes to the investment management fees.
For each Fund subject to the complex-level fee, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of a
Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each such Fund is the Fund-level fee plus 0.1600%. The complex-level fee rate for each such Fund is determined by taking the current overall complex-level fee rate and applying that rate to all eligible assets of the fund. With respect to the assets of each such Fund that are not eligible assets, those assets are subject to the maximum complex-level fee rate
(0.1600%). As of May 1, 2025, 21% of the net assets of each such Fund are eligible assets, and that percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the net assets of a Fund. The current overall complex-level fee schedule is as follows:
As of the end of the current fiscal period, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. The fund-level fee range and maximum expense amounts for each Fund is based on a percentage of average daily net assets according to the following rates:
Complex Level Asset Breakpoint Level* Complex Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen-branded open-end funds
(“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible
Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of Adviser-advised active equity and fixed income Nuveen Mutual Funds (except those identified above). Eligible assets include closed-end fund assets managed by Nuveen Fund Advisors that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by Nuveen Fund Advisors as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Fund
Complex-Level Fee
2.1
Core Equity 0.1591%
2.2
Large Cap Growth 0.1591%
2.3
Large Cap Value 0.1591%
2.4
Quant Mid Cap Growth 0.1591%
2.5
Mid Cap Value 0.1591%
2.6
Quant Small Cap Equity 0.1591%
2.7
Quant Small/Mid Cap Equity 0.1591%
2.8
Large Cap Responsible Equity —%
3.01
Emerging Markets Equity 0.1591%
3.1
International Equity 0.1591%
3.2
International Opportunities 0.1591%
3.3
Quant International Small Cap Equity 0.1591%
3.4
International Responsible Equity 0.1591%

121
The Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap, for certain Funds, through July 31, 2028. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts (after voluntary waivers) are equal to the following noted annual percentage of average daily net assets for each class:
The Adviser has voluntarily agreed to waive its investment management fees for a Fund, and/or reimburse other expenses of the
Fund, in an amount equal to the management fee of the Nuveen exchange-traded funds (the “Nuveen ETFs”) paid by the Fund on its investment in the Nuveen ETFs in order for the Fund’s net expenses to not increase due to the impact of the Nuveen ETFs’
management fees. The Adviser will adjust each Fund’s other expense reimbursement arrangements, as necessary, to record the impact of this waiver and/or reimbursement. Such voluntary commitment will be in force for as long the Fund invests in the Nuveen
ETFs and may only be amended with approval of the Board. See Affiliated Investments in these Notes to Financial Statements for more information on the Nuveen ETFs held by the Funds during the current fiscal period.
Other Transactions with Affiliates: The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly.
This income received by the Funds, which is disclosed below, is recognized in "Affiliated Income" on the Statement of Operations and
any amounts due to the Funds at the end of the reporting period are recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities. During the current fiscal period, the values of voluntary compensation were as follows:
Fund-Level Fee
Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
2.1
Core Equity* 0.140%—0.290% 0.870% 0.670% 0.670% 0.520% 0.770% 0.520%
2.2
Large Cap Growth* 0.140%—0.290% 0.870 0.670 0.670 0.520 0.770 0.520
2.3
Large Cap Value* 0.140%—0.290% 0.870 0.670 0.670 0.520 0.770 0.520
2.4
Quant Mid Cap Growth* 0.130%—0.320% 0.900 0.700 0.700 0.550 0.800 –
2.5
Mid Cap Value* 0.130%—0.320% 0.900 0.700 0.700 0.550 0.800 –
2.6
Quant Small Cap Equity* 0.110%—0.300% 0.880 0.680 0.680 0.530 0.780 0.530
2.7
Quant Small/Mid Cap Equity* 0.110%—0.300% 0.880 0.680 0.680 0.530 0.780 0.530
2.8
Large Cap Responsible Equity 0.150% 0.570 0.370 0.370 0.220 0.470 –
3.01
Emerging Markets Equity* 0.540%—0.690% 1.300 1.100 1.100 0.950 1.200 0.950
3.1
International Equity* 0.190%—0.340% 0.950 0.750 0.750 0.600 0.850 0.600
3.2
International Opportunities* 0.290%—0.440% 1.050 0.850 0.850 0.700 0.950 0.700
3.3
Quant International Small Cap Equity* 0.340%—0.490% 1.100 0.900 0.900 0.750 1.000 0.750
3.4
International Responsible Equity* 0.090%—0.140% 0.750 0.550 0.550 0.400 0.650 –
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2027. The reimbursement arrangements can only be changed with the approval of the Board.
Fund-Level Fee
Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
3.4
International Responsible Equity* 0.090%—0.140% 0.620% 0.420% 0.420% 0.270% 0.520% – %
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Fund Value
2.1
Core Equity $229,453
2.2
Large Cap Growth 920,146
2.3
Large Cap Value 86,571
2.5
Mid Cap Value 22,004
3.01
Emerging Markets Equity 26,316
3.1
International Equity 132,655
3.2
International Opportunities 46,590

Notes to Financial Statements
(continued)
122
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-
trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
Nuveen Securities also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, Nuveen Securities compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Fund Purchases Sales Realized Gain (Loss)
Core Equity $ 4,034,265 $ 45,171,551 $ 14,236,028
Large Cap Growth 51,447,367 129,860,453 70,245,368
Large Cap Value – 3,398,909 2,418,509
Quant Mid Cap Growth – – –
Mid Cap Value – – –
Quant Small Cap Equity – – –
Quant Small/Mid Cap Equity 121,458 – –
Large Cap Responsible Equity 32,493,759 6,009,384 2,410,932
Emerging Markets Equity – – –
International Equity – – –
International Opportunities – 19,810,774 (1,468,995)
Quant International Small Cap Equity 312,246 44,172,508 4,796,307
International Responsible Equity 396,962 5,997,933 328,764
Fund Sales Charges Collected
Paid to Financial
Intermediaries
Core Equity $ 8,361 $ 7,304
Large Cap Growth 19,603 17,096
Large Cap Value 4,141 3,600
Quant Mid Cap Growth 20 18
Mid Cap Value 1,900 1,673
Quant Small Cap Equity 27,412 24,621
Quant Small/Mid Cap Equity 9,802 8,549
Large Cap Responsible Equity 15,027 13,125
Emerging Markets Equity 35 31
International Equity 7,424 7,002
International Opportunities 5,133 4,626
Quant International Small Cap Equity 390 339
International Responsible Equity 3,782 3,297
Fund
Commission
Advances
2.1
Core Equity $ —
2.2
Large Cap Growth 26
2.3
Large Cap Value —
2.4
Quant Mid Cap Growth —
2.5
Mid Cap Value —
2.6
Quant Small Cap Equity —
2.7
Quant Small/Mid Cap Equity —
2.8
Large Cap Responsible Equity —
3.01
Emerging Markets Equity —
3.1
International Equity 4,000
3.2
International Opportunities —
3.3
Quant International Small Cap Equity —
3.4
International Responsible Equity —

123
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Affiliate Owned Shares: The following is the percentage of the Funds’ shares owned by TIAA as of the end of the current fiscal period:
Affiliated Investment Companies: Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. A complete schedule of the portfolio holdings for each of the affiliated investments is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available on the SEC’s website at www.sec.gov.
A copy of the annual report, semi-annual report and financial statements is available for each of the affiliated investments at https://
www.nuveen.com/en-us/mutual-funds/prospectuses, https://www.nuveen.com/en-us/exchange-traded-funds/prospectus or, or upon request by calling (800) 842-2252. Information regarding transactions with affiliated investment companies is as follows:
9. Emerging Markets Risks
The Emerging Markets Equity Fund hold a large portion of their assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
Fund
CDSC
Retained
Core Equity $ —
Large Cap Growth 584
Large Cap Value 50
Quant Mid Cap Growth —
Mid Cap Value —
Quant Small Cap Equity —
Quant Small/Mid Cap Equity —
Large Cap Responsible Equity —
Emerging Markets Equity —
International Equity 2,399
International Opportunities —
Quant International Small Cap Equity —
International Responsible Equity —
Underlying Fund
Nuveen Lifecycle
Funds
Nuveen Lifestyle
Funds
Nuveen Managed
Allocation Fund TIAA Access Total
2.1
Core Equity 36% 2% 1% 5% 44%
2.2
Large Cap Growth 42 2 1 3 48
2.3
Large Cap Value 41 2 1 10 54
2.4
Quant Mid Cap Growth – – – 22 22
2.5
Mid Cap Value – – – 26 26
2.6
Quant Small Cap Equity 7 – – 13 20
2.7
Quant Small/Mid Cap Equity 23 1 1 – 25
2.8
Large Cap Responsible Equity – – – 5 5
3.01
Emerging Markets Equity 84 4 2 1 91
3.1
International Equity 39 2 1 12 54
3.2
International Opportunities 89 4 2 – 95
3.3
Quant International Small Cap Equity 78 3 2 – 83
3.4
International Responsible Equity – – – 9 9
Issue
Value at
10/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Shares at
4/30/26
Value at
4/30/26
Dividend
Income
Large Cap Responsible Equity
Investment companies
Nuveen ESG Large-Cap ETF $ 10,588,000 $ – $ – $ – $ (227,560) 200,000 $ 10,360,440 $ 973,120
Total $10,588,000 – – – (227,560) 200,000 $10,360,440 973,120

Notes to Financial Statements
(continued)
124
10. Borrowing Arrangements
Line of Credit:  The Funds along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Funds did not utilize this facility.
11. Subsequent Events
Line of Credit: During June 2026, the Participating Funds renewed the standby credit facility through June 2027 and reduced the drawn interest rate to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.10% per annum or (b) the Fed Funds Effective Rate plus 1.10% per annum on amounts borrowed from the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b)
the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. All other terms remain unchanged.

Portfolios of Investments April 30, 2026
Equity Index

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.1%
COMMON STOCKS - 99.1%
AUTOMOBILES & COMPONENTS - 1.8%
104,409 (a) Adient plc $ 2,197,810
84,337 (a) American Axle & Manufacturing Holdings, Inc 481,564
186,792 (a) Aptiv plc 11,256,086
177,691 (a) BorgWarner, Inc 10,123,056
28,414 (a) Cooper-Standard Holdings, Inc 854,409
109,568 (a) Dana Inc 3,993,754
20,389 (a) Dorman Products, Inc 2,293,966
3,291,775 Ford Motor Co 39,764,642
41,124 (a) Fox Factory Holding Corp 729,951
132,591 (a) Garrett Motion, Inc 3,395,656
739,001 General Motors Co 56,821,787
180,882 Gentex Corp 4,180,183
25,588 (a) Gentherm, Inc 770,199
219,656 (a) Goodyear Tire & Rubber Co 1,555,165
57,070 Harley-Davidson, Inc 1,363,402
112,710 (a) Holley, Inc 371,943
18,451 LCI Industries 2,199,728
43,113 Lear Corp 5,480,956
102,998 (a),(b) Lucid Group, Inc 656,097
25,920 Patrick Industries, Inc 2,410,560
41,693 Phinia, Inc 3,008,150
328,724 (a),(b) QuantumScape Corp 2,396,398
659,508 (a) Rivian Automotive, Inc 10,815,931
221,141 (a),(b) Solid Power, Inc 762,936
16,208 Standard Motor Products, Inc 605,693
2,365,921 (a) Tesla, Inc 902,906,431
42,005 Thor Industries, Inc 3,320,075
62,264 (a) Versigent plc 2,177,372
28,679 Visteon Corp 3,203,731
23,965 Winnebago Industries, Inc 781,499
22,218 (a) XPEL, Inc 1,058,021
TOTAL AUTOMOBILES & COMPONENTS 1,081,937,151
BANKS - 3.8%
18,954 (a) 1st Source Corp 1,393,688
14,976 Amalgamated Financial Corp 612,219
26,278 (a) Amerant Bancorp, Inc 603,606
49,288 Ameris Bancorp 4,201,802
27,683 (a) Arrow Financial Corp 1,020,119
159,246 (a) Associated Banc-Corp 4,484,367
124,682 Atlantic Union Bankshares Corp 4,694,277
45,333 (a) Axos Financial, Inc 4,371,915
103,610 Banc of California, Inc 1,940,615
16,759 Bancfirst Corp 1,870,472
38,035 (a) Bancorp, Inc 2,275,634
8,122 (a) Bank First Corp 1,180,208
5,507,526 Bank of America Corp 294,432,340
35,016 (a) Bank of Hawaii Corp 2,784,122
6,688 (a) Bank of Marin Bancorp 171,480
9,549 Bank of NT Butterfield & Son Ltd 529,492
92,263 Bank OZK 4,443,386
80,826 BankUnited, Inc 3,756,792
41,780 Banner Corp 2,795,500
13,066 (a) Bar Harbor Bankshares 447,510
16,573 (a) BCB Bancorp, Inc 168,216
73,132 Berkshire Hills Bancorp, Inc 2,086,456
24,065 BOK Financial Corp 3,219,656
15,866 (a) Bridgewater Bancshares, Inc 287,651
3,006 (a) Burke & Herbert Financial Services Corp 193,316

Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
19,905 (a) Business First Bancshares, Inc $ 544,999
26,244 (a) Byline Bancorp, Inc 843,745
11,296 Camden National Corp 544,128
191 (a) Capital Bancorp, Inc 6,015
4,599 Capital City Bank Group, Inc 212,336
107,809 (a) Capitol Federal Financial, Inc 827,973
16,233 (a) Carter Bankshares, Inc 415,565
63,755 Cathay General Bancorp 3,572,193
16,297 Central Pacific Financial Corp 542,364
1,459,135 Citigroup, Inc 186,740,097
5,279 (a) Citizens & Northern Corp 116,560
360,819 Citizens Financial Group, Inc 23,471,276
13,508 City Holding Co 1,660,944
5,849 (a) Civista Bancshares, Inc 145,465
8,009 CNB Financial Corp 243,313
14,958 (a) Coastal Financial Corp 1,131,124
240,343 Columbia Banking System, Inc 7,114,153
28,310 (a) Columbia Financial, Inc 544,401
110,880 (a) Commerce Bancshares, Inc 5,769,086
61,055 (a) Community Bank System, Inc 3,868,445
14,310 (a) Community Trust Bancorp, Inc 929,148
40,136 ConnectOne Bancorp, Inc 1,172,774
47,605 (a) Cullen/Frost Bankers, Inc 6,899,393
33,242 (a) Customers Bancorp, Inc 2,535,367
178,649 CVB Financial Corp 3,639,080
29,470 Dime Community Bancshares, Inc 1,057,678
26,587 (a) Eagle Bancorp, Inc 687,274
115,687 East West Bancorp, Inc 14,630,935
189,497 (a) Eastern Bankshares, Inc 3,833,524
29,466 (a) Enterprise Financial Services Corp 1,703,724
11,346 Equity Bancshares, Inc 514,428
8,656 (a) Esquire Financial Holdings, Inc 909,919
9,551 Farmers & Merchants Bancorp, Inc 255,776
12,015 Farmers National Banc Corp 169,051
34,998 (a) FB Financial Corp 1,892,342
752,967 Fifth Third Bancorp 38,220,605
8,921 Financial Institutions, Inc 303,938
25,125 First Bancorp 1,450,717
161,187 First BanCorp 3,913,620
7,735 First Bancorp, Inc 220,138
588 (a) First Bank 8,726
61,065 First Busey Corp 1,599,903
8,944 (a) First Business Financial Services, Inc 502,653
7,607 First Citizens Bancshares, Inc (Class A) 15,090,919
137,412 First Commonwealth Financial Corp 2,529,755
14,273 (a) First Community Bancshares, Inc 608,315
75,209 (a) First Financial Bancorp 2,277,329
113,960 (a) First Financial Bankshares, Inc 3,677,489
4,396 First Financial Corp 288,685
137,741 (a) First Hawaiian, Inc 3,757,574
435,847 First Horizon National Corp 10,878,741
92,160 First Interstate BancSystem, Inc 3,270,758
47,836 First Merchants Corp 1,934,488
12,299 (a) First Mid Bancshares, Inc 517,665
10,088 (a) First Western Financial, Inc 285,591
18,549 (a) Firstsun Capital Bancorp 655,893
15,539 (a) Five Star Bancorp 628,553
43,442 Flushing Financial Corp 700,285
330,750 (a) FNB Corp 5,903,887
197,558 Fulton Financial Corp 4,265,277
19,720 FVCBankcorp, Inc 308,815
19,688 (a) German American Bancorp, Inc 847,962

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
BANKS (continued)
108,402 Glacier Bancorp, Inc $ 5,317,118
7,255 Great Southern Bancorp, Inc 494,936
12,173 (a) Greene County Bancorp, Inc 292,761
71,378 (a) Hancock Whitney Corp 4,818,729
29,583 Hanmi Financial Corp 884,828
7,343 (a) HBT Financial, Inc 203,842
28,777 (a) Heritage Financial Corp 791,943
47,705 (a) Hilltop Holdings, Inc 1,797,047
1,721 (a),(b) Hingham Institution For Savings The 489,108
2,940 (a) Home Bancorp, Inc 182,839
186,232 Home Bancshares, Inc 5,004,054
33,216 HomeStreet, Inc 490,434
8,368 (a) HomeTrust Bancshares, Inc 382,167
100,970 (a) Hope Bancorp, Inc 1,257,076
38,419 Horizon Bancorp, Inc 695,384
1,641,792 Huntington Bancshares, Inc 27,516,434
16,276 Independent Bank Corp 540,526
44,958 Independent Bank Corp 3,506,274
48,008 International Bancshares Corp 3,444,094
10,900 (a) John Marshall Bancorp, Inc 228,900
2,278,048 JPMorgan Chase & Co 713,552,975
63,275 (a) Kearny Financial Corp 508,731
788,914 Keycorp 17,442,889
20,099 Lakeland Financial Corp 1,216,391
23,454 Live Oak Bancshares, Inc 881,870
127,507 M&T Bank Corp 27,876,855
9,063 (a) Mercantile Bank Corp 465,023
28,945 Metrocity Bankshares, Inc 925,951
15,994 (a) Metropolitan Bank Holding Corp 1,413,070
11,232 (a) Mid Penn Bancorp, Inc 370,319
22,995 Midland States Bancorp, Inc 598,100
26,140 MVB Financial Corp 683,038
29,031 National Bank Holdings Corp 1,239,624
35,392 NBT Bancorp, Inc 1,546,276
184,004 (a) New York Community Bancorp, Inc 2,570,536
21,644 (a) Nicolet Bankshares, Inc 3,170,413
9,514 (a) Northeast Bank 1,183,066
28,276 Northeast Community Bancorp, Inc 678,483
45,710 (a) Northfield Bancorp, Inc 637,654
103,158 (a) Northwest Bancshares, Inc 1,426,675
2,810,852 (a) NU Holdings Ltd 40,701,137
52,974 OceanFirst Financial Corp 1,010,214
35,312 (a) OFG Bancorp 1,622,940
305,222 Old National Bancorp 7,316,171
15,534 Old Second Bancorp, Inc 320,156
20,661 (a) Origin Bancorp, Inc 967,348
3,680 (a) Orrstown Financial Services, Inc 135,203
21,403 (a) Park National Corp 3,685,383
13,078 Parke Bancorp, Inc 393,779
23,277 Pathward Financial, Inc 2,021,375
10,429 (a) Peapack Gladstone Financial Corp 435,411
23,523 Peoples Bancorp, Inc 809,191
8,278 (a) Peoples Financial Services Corp 471,515
125,060 Pinnacle Financial Partners, Inc 12,373,436
385 (a) Pioneer Bancorp, Inc 5,479
327,915 PNC Financial Services Group, Inc 73,125,045
54,294 Popular, Inc 8,162,017
12,393 Preferred Bank 1,173,989
5,785 (a) Primis Financial Corp 84,808
79,768 (a) Prosperity Bancshares, Inc 5,555,841
72,631 Provident Financial Services, Inc 1,647,271
14,310 QCR Holdings, Inc 1,293,910

Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
22,640 RBB Bancorp $ 546,077
4,600 Red River Bancshares, Inc 417,358
736,684 Regions Financial Corp 21,032,328
58,877 Renasant Corp 2,348,604
4,208 Republic Bancorp, Inc (Class A) 318,672
33,679 (a) S&T Bancorp, Inc 1,486,254
70,191 Seacoast Banking Corp of Florida 2,208,911
46,836 ServisFirst Bancshares, Inc 3,729,082
15,177 Shore Bancshares, Inc 292,916
5,340 (a) Sierra Bancorp 192,667
100,062 Simmons First National Corp (Class A) 2,127,318
16,345 SmartFinancial, Inc 685,509
354 South Plains Financial, Inc 14,542
2,793 (a) Southern First Bancshares, Inc 157,246
5,773 (a) Southern Missouri Bancorp, Inc 393,950
24,768 Southside Bancshares, Inc 818,087
87,756 SOUTHSTATE BANK CORP 8,571,129
38,860 Stellar Bancorp, Inc 1,459,582
21,459 Stock Yards Bancorp, Inc 1,552,129
39,429 (a) Texas Capital Bancshares, Inc 3,970,500
121,083 TFS Financial Corp 1,821,088
11,323 (a) Tompkins Trustco, Inc 954,189
57,135 (a) Towne Bank 2,031,721
24,740 Trico Bancshares 1,243,680
17,976 (a) Triumph Financial, Inc 1,216,616
1,063,314 Truist Financial Corp 54,760,671
19,855 TrustCo Bank Corp NY 945,098
46,351 (a) Trustmark Corp 2,056,594
58,825 UMB Financial Corp 7,421,950
138,131 United Bankshares, Inc 6,051,519
105,381 United Community Banks, Inc 3,512,349
22,487 (a) Univest Financial Corp 854,281
1,318,081 US Bancorp 74,682,469
415,269 Valley National Bancorp 5,635,200
90,062 Washington Federal, Inc 3,188,195
16,158 Washington Trust Bancorp, Inc 507,846
138,031 (a) Webster Financial Corp 9,987,923
2,597,181 Wells Fargo & Co 213,566,194
86,101 WesBanco, Inc 2,960,152
8,510 (a) West Bancorporation, Inc 203,815
20,751 (a) Westamerica Bancorporation 1,137,570
93,516 Western Alliance Bancorp 7,625,295
58,321 Wintrust Financial Corp 8,781,393
47,875 (a) WSFS Financial Corp 3,445,564
132,839 Zions Bancorporation 8,424,649
TOTAL BANKS 2,203,134,649
CAPITAL GOODS - 7.7%
91,823 (a) 3D Systems Corp 225,885
447,673 3M Co 65,593,048
94,310 A.O. Smith Corp 5,832,130
55,600 (b) Aaon, Inc 5,188,036
33,356 (a) AAR Corp 3,681,502
28,126 Acuity Brands, Inc 8,150,071
58,143 Advanced Drainage Systems, Inc 8,677,843
26,268 Aebi Schmidt Holding AG. 305,234
114,108 Aecom Technology Corp 9,596,483
31,565 (a) Aerovironment, Inc 6,155,806
27,742 (a) AerSale Corp 186,426
54,335 AGCO Corp 6,575,622
12,201 Alamo Group, Inc 2,116,141
35,052 Albany International Corp (Class A) 2,034,418
113,171 (a) Allegheny Technologies, Inc 17,593,564

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
67,929 Allegion plc $ 9,338,879
6,315 Allied Motion Technologies, Inc 481,077
58,069 Allison Transmission Holdings, Inc 7,801,570
13,111 Alta Equipment Group, Inc 101,610
36,188 (a) Ameresco, Inc 1,070,803
27,921 (a) American Superconductor Corp 1,494,890
13,047 (a) American Woodmark Corp 569,893
191,597 Ametek, Inc 45,121,093
86,998 (a) Amprius Technologies, Inc 1,832,178
309,884 (a) API Group Corp 14,167,896
18,557 (a) Apogee Enterprises, Inc 675,475
31,310 Applied Industrial Technologies, Inc 9,573,032
479,677 (a) Archer Aviation, Inc 2,753,346
35,570 Arcosa, Inc 4,498,538
11,734 Argan, Inc 7,861,545
35,661 (a) Armstrong World Industries, Inc 6,076,278
159,767 (a),(b) Array Technologies, Inc 1,236,597
17,829 (a) Astec Industries, Inc 1,159,242
18,240 (a) Astronics Corp 1,302,336
35,182 Atkore, Inc 2,749,473
71,267 Atmus Filtration Technologies, Inc 4,518,328
62,947 (a) Axon Enterprise, Inc 25,289,587
26,302 AZZ, Inc 3,762,238
182,914 (a) Bloom Energy Corp 51,830,511
25,491 (a) Blue Bird Corp 1,634,228
11,258 (a) BlueLinx Holdings, Inc 596,224
635,993 (a) Boeing Co 145,661,477
31,558 Boise Cascade Co 2,501,603
12,049 (a) Bowman Consulting Group Ltd 380,266
28,448 Brookfield Business Corp 970,077
93,460 (a) Builders FirstSource, Inc 7,391,751
74,510 BWX Technologies, Inc 16,123,219
16,135 (a),(b) Byrna Technologies, Inc 94,390
8,958 (a) Cadre Holdings, Inc 265,605
34,709 Carlisle Cos, Inc 12,330,719
40,620 Carpenter Technology Corp 17,393,484
675,856 Carrier Global Corp 45,397,248
388,578 Caterpillar, Inc 345,877,164
26,159 (a) CECO Environmental Corp 1,939,428
66,027 (a) Centuri Holdings, Inc 2,482,615
37,414 (a) Chart Industries, Inc 7,778,371
680,586 CNH Industrial NV 7,289,076
20,498 (a) Columbus McKinnon Corp 316,694
29,358 Comfort Systems USA, Inc 54,026,059
887 (a) Concrete Pumping Holdings, Inc 7,025
39,858 (a) Construction Partners, Inc 4,928,840
142,267 (a) Core & Main, Inc 7,165,989
45,871 Crane Co 8,152,653
15,557 CSW Industrials, Inc 4,530,198
115,165 Cummins, Inc 77,276,867
31,960 Curtiss-Wright Corp 23,017,592
56,774 (a) Custom Truck One Source, Inc 559,224
204,283 Deere & Co 120,500,413
153,491 (a) DNOW, Inc 2,070,594
102,174 Donaldson Co, Inc 9,008,682
17,382 Douglas Dynamics, Inc 801,832
114,193 Dover Corp 25,854,437
7,588 (a) Ducommun, Inc 1,076,965
12,815 (a) DXP Enterprises, Inc 2,188,161
22,334 (a) Dycom Industries, Inc 9,248,509
326,759 Eaton Corp plc 141,489,915
35,671 EMCOR Group, Inc 31,806,761

Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
471,202 Emerson Electric Co $ 66,175,609
47,203 (a) Energy Recovery, Inc 522,537
56,369 Enerpac Tool Group Corp 1,978,552
34,041 EnerSys 7,259,584
118,710 (a),(b) Enovix Corp 791,796
16,672 EnPro Industries, Inc 4,860,722
282,816 (a),(b) Eos Energy Enterprises, Inc 1,894,867
45,419 Esab Corp 4,463,325
19,664 ESCO Technologies, Inc 6,370,153
45,018 (a) Everus Construction Group, Inc 6,637,004
964,169 Fastenal Co 43,320,113
46,949 Federal Signal Corp 5,780,830
160,394 Ferguson Enterprises, Inc 42,939,078
14,437 (a),(b) Firefly Aerospace, Inc 499,520
100,095 Flowserve Corp 7,370,996
47,002 (a) Fluence Energy, Inc 572,484
133,390 (a) Fluor Corp 7,116,356
275,975 Fortive Corp 16,500,545
106,182 Fortune Brands Innovations, Inc 4,304,618
37,920 Franklin Electric Co, Inc 3,799,205
174,175 (a),(b) Freyr Battery, Inc 836,040
85,766 FTAI Aviation Ltd 21,413,197
231,405 (a) Gates Industrial Corp plc 5,926,282
29,829 GATX Corp 5,844,098
226,454 GE Vernova, Inc 245,353,851
27,126 (a) Gencor Industries, Inc 403,635
46,744 (a) Generac Holdings, Inc 12,117,447
209,330 General Dynamics Corp 72,072,319
872,660 General Electric Co 253,010,314
26,903 (a) Gibraltar Industries, Inc 1,050,024
26,104 Global Industrial Co 864,303
19,221 (a) Gorman-Rupp Co 1,455,799
129,770 Graco, Inc 10,416,638
6,984 (a) Graham Corp 664,877
40,045 Granite Construction, Inc 5,488,968
34,165 Greenbrier Cos, Inc 1,678,185
22,699 Griffon Corp 2,069,468
132,690 (a) Hayward Holdings, Inc 1,991,677
35,420 HEICO Corp 9,560,566
63,483 HEICO Corp (Class A) 13,269,217
24,357 Helios Technologies, Inc 1,666,019
29,051 Herc Holdings, Inc 3,687,153
58,206 Hexcel Corp 5,463,797
105,198 (a) Hillman Solutions Corp 858,416
535,303 Honeywell International, Inc 114,731,492
336,428 Howmet Aerospace, Inc 81,765,461
44,895 Hubbell, Inc 22,814,292
34,020 (a) Hudson Technologies, Inc 212,965
32,608 Huntington Ingalls Industries, Inc 11,878,768
312,078 (a),(b) Hyliion Holdings Corp 596,069
7,279 Hyster-Yale Materials Handling, Inc 287,302
68,625 IDEX Corp 14,949,956
7,524 (a) IES Holdings, Inc 4,846,058
245,913 Illinois Tool Works, Inc 63,448,013
333,588 Ingersoll Rand, Inc 26,640,338
15,901 Insteel Industries, Inc 416,288
98,559 (a),(b) Intuitive Machines, Inc 2,498,471
68,028 ITT, Inc 14,581,122
83,443 (a) Janus International Group, Inc 433,904
96,917 (a) JELD-WEN Holding, Inc 132,776
42,454 John Bean Technologies Corp 5,013,817
515,152 Johnson Controls International plc 75,227,647

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
9,438 Kadant, Inc $ 2,766,561
42,584 (a) Karman Holdings, Inc 2,894,860
64,486 Kennametal, Inc 2,496,253
166,176 (a) Kratos Defense & Security Solutions, Inc 10,477,397
157,070 L3Harris Technologies, Inc 50,348,788
4,551 (a) Lawson Products, Inc 123,150
30,883 (a) Legence Corp 2,685,586
27,037 Lennox International, Inc 14,461,821
66,404 Leonardo DRS, Inc 2,697,995
13,342 (a) Limbach Holdings, Inc 1,331,131
48,332 Lincoln Electric Holdings, Inc 12,807,980
8,551 Lindsay Corp 957,455
36,337 (a) Loar Holdings, Inc 2,039,232
173,326 Lockheed Martin Corp 89,777,668
33,379 (a) LSI Industries, Inc 811,443
31,051 Luxfer Holdings plc 467,318
26,332 (a) Manitowoc Co, Inc 357,852
181,483 Masco Corp 13,034,109
52,318 (a) Mastec, Inc 20,615,908
106,182 (a) Masterbrand, Inc 953,514
26,893 (a) Mayville Engineering Co Inc 613,429
22,145 McGrath RentCorp 2,448,130
45,232 (a) Mercury Computer Systems, Inc 3,569,257
163,822 (a),(b) Microvast Holdings, Inc 316,176
39,898 (a) Middleby Corp 5,600,083
12,748 Miller Industries, Inc 611,777
44,714 (a) Modine Manufacturing Co 11,385,526
22,653 (a) Moog, Inc (Class A) 6,825,575
40,798 MSC Industrial Direct Co (Class A) 4,172,411
87,826 Mueller Industries, Inc 11,894,275
125,719 Mueller Water Products, Inc (Class A) 3,506,303
15,876 (a) MYR Group, Inc 6,426,764
26,398 (a) NANO Nuclear Energy, Inc 617,185
3,818 National Presto Industries, Inc 533,909
672,162 (a),(b) Net Power, Inc 1,283,829
116,330 (a) Newpark Resources, Inc 1,901,996
121,270 (a) NEXTracker, Inc 14,446,895
43,866 Nordson Corp 12,653,148
112,627 Northrop Grumman Corp 65,265,094
5,224 (a) Northwest Pipe Co 513,728
114,324 (a) NuScale Power Corp 1,424,477
140,409 nVent Electric plc 20,064,446
2,421 Omega Flex, Inc 76,310
67,990 (a) Orion Marine Group, Inc 926,024
52,127 Oshkosh Corp 8,147,450
325,455 Otis Worldwide Corp 25,346,435
68,350 Owens Corning, Inc 8,430,289
434,025 PACCAR, Inc 51,562,170
17,646 Park Aerospace Corp 597,494
106,356 Parker-Hannifin Corp 96,722,274
136,084 Pentair plc 10,983,340
920,625 (a),(b) Plug Power, Inc 2,881,556
24,801 Powell Industries, Inc 6,876,573
5,812 (a) Power Solutions International, Inc 425,845
1,177 Preformed Line Products Co 391,058
45,678 Primoris Services Corp 8,274,570
21,006 (a) Proto Labs, Inc 1,361,399
72,713 Quanex Building Products Corp 1,449,897
123,726 Quanta Services, Inc 90,044,071
526,193 (a) QXO, Inc 10,560,694
26,234 (a) RBC Bearings, Inc 15,716,527
69,270 (a),(b) Red Cat Holdings, Inc 811,844

Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
68,913 (a) Redwire Corp $ 633,310
51,534 Regal-Beloit Corp 11,081,356
114,110 (a) Resideo Technologies, Inc 4,720,731
98,616 (a),(b) Richtech Robotics, Inc 242,595
411,899 (a) Rocket Lab Corp 33,985,786
93,959 Rockwell Automation, Inc 38,420,775
1,122,654 RTX Corp 197,665,690
6,712 Rush Enterprises, Inc 489,036
45,500 Rush Enterprises, Inc (Class A) 3,368,365
68,962 (a) Satellogic, Inc 445,495
137,306 Sensata Technologies Holding plc 5,717,422
185,128 (a) Shoals Technologies Group, Inc 1,469,916
35,159 Simpson Manufacturing Co, Inc 6,705,876
41,559 (a) SiteOne Landscape Supply, Inc 5,238,512
43,197 (a) Snap-On, Inc 16,561,730
41,731 (a) SPX Technologies, Inc 9,135,333
191,858 (a) StandardAero, Inc 4,769,590
8,598 (a) Standex International Corp 2,347,254
132,702 Stanley Black & Decker, Inc 10,371,988
23,812 (a) Sterling Construction Co, Inc 12,277,943
185,780 (a) Sunrun, Inc 2,364,979
25,849 Tecnoglass, Inc 1,113,575
25,282 (a) Tennant Co 2,099,417
105,186 Terex Corp 6,542,569
134,677 (a) Textron, Inc 12,923,605
22,966 (a) Thermon Group Holdings, Inc 1,389,213
49,209 Timken Co 5,456,786
52,881 (a) Titan International, Inc 402,953
14,121 (a) Titan Machinery, Inc 295,270
82,577 Toro Co 7,858,853
187,254 Trane Technologies plc 92,230,085
5,240 (a) Transcat, Inc 398,764
47,151 TransDigm Group, Inc 54,694,217
101,906 (a) Trex Co, Inc 3,994,715
66,782 Trinity Industries, Inc 2,177,761
39,186 Tutor Perini Corp 3,641,163
43,995 (a) UFP Industries, Inc 3,937,113
53,171 United Rentals, Inc 51,035,653
19,180 (a) V2X, Inc 1,300,596
14,695 Valmont Industries, Inc 7,465,648
318,236 Vertiv Holdings Co 104,537,344
14,748 (a) Vicor Corp 3,971,194
39,599 (a) Voyager Technologies, Inc 1,045,810
20,024 VSE Corp 3,437,720
36,388 W.W. Grainger, Inc 42,259,204
40,108 Wabash National Corp 348,539
28,139 Watsco, Inc 12,320,380
22,959 Watts Water Technologies, Inc (Class A) 6,891,373
41,190 WESCO International, Inc 14,380,253
140,393 Westinghouse Air Brake Technologies Corp 37,890,667
96,037 WillScot Mobile Mini Holdings Corp 2,174,278
51,315 Woodward Inc 18,626,832
25,493 Worthington Enterprises, Inc 1,383,505
35,841 (a) Xometry, Inc 1,837,568
202,762 Xylem, Inc 23,958,358
107,634 Zurn Elkay Water Solutions Corp 5,592,663
TOTAL CAPITAL GOODS 4,495,501,482
COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
49,982 ABM Industries, Inc 2,039,266
92,585 (a) ACCO Brands Corp 297,198
112,123 (a) ACV Auctions, Inc 581,918
89,670 Alight, Inc 74,193

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
143,566 (a) Amentum Holdings, Inc $ 3,765,736
33,795 (a) Asure Software, Inc 305,845
342,260 Automatic Data Processing, Inc 72,538,584
21,675 Barrett Business Services, Inc 683,413
28,414 (a),(b) BlackSky Technology, Inc 1,008,129
91,912 Booz Allen Hamilton Holding Corp 7,147,996
35,402 (a) BrightView Holdings, Inc 421,284
36,080 (a) Brink's Co 3,851,540
99,230 Broadridge Financial Solutions, Inc 15,279,435
18,240 (a) CACI International, Inc (Class A) 9,476,410
55,831 (a) Casella Waste Systems, Inc (Class A) 4,424,607
43,853 (a) CBIZ, Inc 1,337,517
13,856 (a) Cimpress plc 1,225,702
281,265 Cintas Corp 49,139,808
305,652 (a) Clarivate plc 877,221
39,768 (a) Clean Harbors, Inc 12,434,658
38,677 Concentrix Corp 921,286
134,741 (a) Conduent, Inc 230,407
758,624 (a) Copart, Inc 25,118,041
102,679 (a) CoreCivic, Inc 2,100,812
4,561 CRA International, Inc 718,221
26,607 CSG Systems International, Inc 2,139,469
31,513 Deluxe Corp 981,630
80,020 Ennis, Inc 1,670,818
106,160 Equifax, Inc 18,465,470
134,561 (a) ExlService Holdings, Inc 4,289,805
42,714 (a) Exponent, Inc 2,857,139
54,426 (a) First Advantage Corp 694,476
8,331 (a) Forrester Research, Inc 52,402
9,298 (a) Franklin Covey Co 197,118
25,367 (a) FTI Consulting, Inc 4,548,303
151,751 Genpact Ltd 5,273,347
112,746 (a) GEO Group, Inc 2,086,928
62,375 (a) Harsco Corp 1,228,164
57,456 (a) Healthcare Services Group 1,230,133
57,058 Herman Miller, Inc 917,493
56,595 HNI Corp 2,067,981
17,881 (a) Huron Consulting Group, Inc 2,336,421
14,470 ICF International, Inc 1,036,920
26,145 (a),(b) Innodata, Inc 1,104,103
30,650 Insperity, Inc 1,090,221
41,287 Interface, Inc 1,151,082
99,485 Jacobs Solutions, Inc 12,874,354
107,760 KBR, Inc 4,039,922
25,884 Kelly Services, Inc (Class A) 252,628
15,054 (a) Kforce, Inc 680,591
45,247 Korn/Ferry International 3,006,211
84,202 (a) Legalzoom.com, Inc 543,103
106,138 Leidos Holdings, Inc 15,837,912
20,833 (a) Liquidity Services, Inc 742,696
40,622 Manpower, Inc 1,229,628
46,914 (a) MAXIMUS, Inc 3,078,497
52,569 (a) Mistras Group, Inc 992,503
19,748 (a) Montrose Environmental Group, Inc 415,695
29,720 MSA Safety, Inc 4,945,111
101,472 (a) OPENLANE, Inc 3,190,280
48,561 (a) Parsons Corp 2,447,960
270,068 Paychex, Inc 25,016,399
44,852 Paycom Software, Inc 5,685,440
37,894 (a) Paylocity Holding Corp 3,997,438
134,061 Pitney Bowes, Inc 2,072,583
225,384 (a) Planet Labs PBC 8,332,446

Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
84,815 (a) Quad Graphics, Inc $ 631,024
156,513 RB Global, Inc 16,324,306
164,684 Republic Services, Inc 34,455,186
4,919 (a) Resolute Holdings Management, Inc 669,427
32,113 (a) Resources Connection, Inc 136,159
81,194 Robert Half International, Inc 2,160,572
236,681 (a) Rollins, Inc 13,190,232
38,494 Science Applications International Corp 3,725,064
44,296 (a) Spire Global, Inc 789,798
173,028 SS&C Technologies Holdings, Inc 11,990,840
195,944 Tetra Tech, Inc 6,332,910
80,973 (a),(b) TIC Solutions, Inc 740,093
169,588 TransUnion 12,040,748
31,712 TriNet Group, Inc 1,451,775
27,880 (a) TrueBlue, Inc 153,061
13,799 (a),(b) TTEC Holdings, Inc 40,155
9,196 (a) Unifirst Corp 2,349,670
87,705 (a) Upwork, Inc 907,747
202,695 Veralto Corp 17,877,699
113,561 Verisk Analytics, Inc 20,950,869
160,654 (a) Verra Mobility Corp 2,382,499
103,732 Vestis Corp 1,008,275
36,586 (b) Virco Mfg. Corp 221,711
310,733 Waste Management, Inc 72,260,959
8,049 (a) Willdan Group, Inc 611,724
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 594,202,550
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.5%
19,785 (a),(b) 1-800-FLOWERS.COM, Inc (Class A) 70,039
42,617 (a) Abercrombie & Fitch Co (Class A) 3,637,361
45,062 Academy Sports & Outdoors, Inc 2,471,200
45,468 (b) Advance Auto Parts, Inc 2,705,801
12,428 A-Mark Precious Metals, Inc 561,621
8,043,325 (a) Amazon.com, Inc 2,131,963,725
153,895 American Eagle Outfitters, Inc 2,680,851
4,505 (a) America's Car-Mart, Inc 55,006
49,038 (a),(b) AMMO, Inc 99,547
37,892 Arhaus, Inc 280,401
89,929 Arko Corp 593,531
17,565 (a) Asbury Automotive Group, Inc 3,577,815
22,297 (a) Autonation, Inc 4,735,437
14,040 (a) Autozone, Inc 52,004,581
9,971 (a),(b) BARK, Inc 94,126
182,656 Bath & Body Works, Inc 3,550,833
155,027 Best Buy Co, Inc 9,377,583
25,286 (a) Boot Barn Holdings, Inc 4,335,285
26,805 Buckle, Inc 1,490,626
16,714 (b) Build-A-Bear Workshop, Inc 617,415
50,403 (a) Burlington Stores, Inc 16,129,464
27,598 Caleres, Inc 361,534
45,932 Camping World Holdings, Inc 376,183
114,033 (a) Carmax, Inc 4,482,637
113,508 (a) Carvana Co 44,926,466
178,033 (a) Chewy, Inc 4,525,599
1,098,625 (a) Coupang, Inc 21,950,528
45,004 Designer Brands, Inc 337,530
53,758 Dick's Sporting Goods, Inc 12,198,765
3,392 Dillard's, Inc (Class A) 1,930,794
379,374 eBay, Inc 39,257,622
71,447 (a) Etsy, Inc 4,596,900
111,330 (a),(b) EVgo, Inc 233,793
47,693 (a) Five Below, Inc 11,239,332
91,255 (a) Floor & Decor Holdings, Inc 4,416,742

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
352,660 (a) GameStop Corp (Class A) $ 8,798,867
185,722 Gap, Inc 4,566,904
11,072 (a) Genesco, Inc 392,945
118,625 Genuine Parts Co 12,720,159
19,580 (a) GigaCloud Technology, Inc 871,114
10,694 Group 1 Automotive, Inc 3,816,368
20,192 (a),(b) Groupon, Inc 286,928
12,287 Haverty Furniture Cos, Inc 272,034
835,801 Home Depot, Inc 274,811,369
106,295 Kohl's Corp 1,506,200
29,436 (a),(b) Lands' End, Inc 332,332
15,764 Lithia Motors, Inc (Class A) 4,573,452
198,979 LKQ Corp 6,283,757
472,339 Lowe's Cos, Inc 112,789,830
185,942 Macy's, Inc 3,635,166
15,121 (a) MarineMax, Inc 434,578
25,345 Monro Muffler, Inc 445,058
11,842 Murphy USA, Inc 6,963,096
61,245 (a) National Vision Holdings, Inc 1,422,109
58,154 (a) Ollie's Bargain Outlet Holdings, Inc 5,030,903
7,635 (a),(b) OneWater Marine, Inc 71,693
718,592 (a) O'Reilly Automotive, Inc 71,428,045
86,310 (a) Overstock.com, Inc 422,919
9,595 Penske Auto Group, Inc 1,645,734
64,163 (a) Petco Health & Wellness Co, Inc 182,223
27,455 Pool Corp 5,856,701
83,672 (a) RealReal, Inc 994,860
26,718 (a) Revolve Group, Inc 679,973
11,334 (a) RH 1,495,635
266,174 Ross Stores, Inc 60,631,775
126,446 (a) Sally Beauty Holdings, Inc 1,793,004
23,232 (a) Savers Value Village, Inc 196,310
10,860 Shoe Carnival, Inc 201,127
40,195 Signet Jewelers Ltd 3,578,561
17,768 (a),(b) Sleep Number Corp 53,482
18,282 (a) Sonic Automotive, Inc (Class A) 1,439,708
109,840 (a) Stitch Fix, Inc 399,818
84,815 (a) ThredUp, Inc 363,856
938,617 TJX Cos, Inc 147,128,215
21,328 (a) Torrid Holdings, Inc 36,684
430,012 Tractor Supply Co 15,093,421
37,873 (a) Ulta Beauty, Inc 20,355,980
73,117 Upbound Group, Inc 1,444,792
54,881 (a) Urban Outfitters, Inc 3,860,330
115,632 (a) Valvoline, Inc 3,842,451
62,135 (a) Victoria's Secret & Co 3,220,457
65,793 (a) Warby Parker, Inc 1,455,341
75,282 (a) Wayfair, Inc 4,812,778
100,512 Williams-Sonoma, Inc 18,213,780
3,254 (a) Winmark Corp 1,238,114
17,348 (a) Zumiez, Inc 426,240
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,214,383,849
CONSUMER DURABLES & APPAREL - 0.7%
22,931 Acushnet Holdings Corp 2,220,179
124,488 (a) Amer Sports, Inc 4,365,794
38,591 (a) Beazer Homes USA, Inc 833,180
46,401 (a),(b) BK LC Lux Finco 2 Sarl 1,797,575
55,988 Brunswick Corp 4,448,247
148,512 (a) Callaway Golf Co 2,272,234
88,747 (a) Capri Holdings Ltd 1,731,454
40,191 Carter's, Inc 1,451,699
7,664 (a) Cavco Industries, Inc 3,885,648

Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
29,063 Century Communities, Inc $ 1,628,109
18,135 Clarus Corp 47,242
22,040 Columbia Sportswear Co 1,342,677
40,296 (b) Cricut, Inc 173,676
39,423 (a) Crocs, Inc 4,020,358
122,888 (a) Deckers Outdoor Corp 12,559,154
220,808 DR Horton, Inc 33,973,519
28,909 (a),(b) Dream Finders Homes, Inc 422,071
18,170 (a) Ethan Allen Interiors, Inc 387,748
100,848 (a) Figs, Inc 1,508,686
16,548 (a) Funko, Inc 72,977
137,326 (a) Garmin Ltd 34,488,052
33,458 G-III Apparel Group Ltd 1,043,555
22,589 (a) Green Brick Partners, Inc 1,523,402
115,071 Hasbro, Inc 11,028,405
18,210 (a) Helen of Troy Ltd 421,561
5,488 (a) Hovnanian Enterprises, Inc 617,071
17,812 Installed Building Products, Inc 5,139,653
18,329 (a) JAKKS Pacific, Inc 398,839
4,575 Johnson Outdoors, Inc 240,782
20,612 KB Home 1,092,230
53,347 Kontoor Brands, Inc 3,913,536
29,303 (a) Latham Group, Inc 177,869
34,410 La-Z-Boy, Inc 1,195,403
166 (a) Legacy Housing Corp 3,610
28,702 Leggett & Platt, Inc 311,991
170,871 Lennar Corp (Class A) 15,429,651
6,685 (b) Lennar Corp (Class B) 590,820
21,021 (a) LGI Homes, Inc 1,029,398
8,881 (a) Lovesac Co 140,409
84,962 (a) Lululemon Athletica, Inc 11,699,267
10,329 (a) M/I Homes, Inc 1,358,160
15,761 (a) Malibu Boats, Inc 403,482
6,898 (a) Marine Products Corp 54,632
13,994 (a) MasterCraft Boat Holdings, Inc 326,760
258,254 (a) Mattel, Inc 3,894,470
45,534 Meritage Homes Corp 3,066,260
46,404 (a) Mohawk Industries, Inc 4,898,406
11,652 Movado Group, Inc 317,400
259,205 Newell Rubbermaid, Inc 1,057,556
971,254 Nike, Inc (Class B) 43,084,827
2,232 (a) NVR, Inc 14,097,022
185,414 (a) On Holding AG. 6,602,592
11,915 (b) Oxford Industries, Inc 510,439
306,657 (a) Peloton Interactive, Inc 1,671,281
50,687 Polaris Industries, Inc 3,359,027
163,053 Pulte Homes, Inc 19,951,165
37,948 PVH Corp 3,469,965
31,175 Ralph Lauren Corp 11,180,602
5,100 Rocky Brands, Inc 187,017
67,937 (a) SharkNinja Global SPV Ltd 7,848,762
46,417 (a) Skyline Champion Corp 3,538,368
40,257 Smith & Wesson Brands, Inc 625,594
99,573 (a) Sonos, Inc 1,476,668
60,790 Steven Madden Ltd 2,283,272
31,553 Sturm Ruger & Co, Inc 1,368,769
161,927 Tapestry, Inc 23,485,892
79,695 (a) Taylor Morrison Home Corp 4,840,674
174,402 Tempur Sealy International, Inc 13,230,136
85,757 Toll Brothers, Inc 12,189,500
24,528 (a) TopBuild Corp 10,858,546
69,891 (a) Tri Pointe Homes, Inc 3,277,189

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
144,666 (a),(b) Under Armour, Inc (Class A) $ 909,949
155,581 (a) Under Armour, Inc (Class C) 944,377
332,926 VF Corp 6,302,289
30,744 Whirlpool Corp 1,723,509
61,916 Wolverine World Wide, Inc 1,053,810
51,670 (a) YETI Holdings, Inc 2,038,898
TOTAL CONSUMER DURABLES & APPAREL 387,114,996
CONSUMER SERVICES - 1.9%
43,450 (a) Accel Entertainment, Inc 542,690
333,984 ADT, Inc 2,514,900
22,041 (a) Adtalem Global Education, Inc 2,539,564
344,269 (a) Airbnb, Inc 48,321,597
12,085 (a) American Public Education, Inc 702,743
236,258 Aramark 10,794,628
2,733 (a) Biglari Holdings, Inc (B Shares) 845,180
16,515 (a) BJ's Restaurants, Inc 634,176
102,895 Bloomin' Brands, Inc 627,659
683,175 Booking Holdings, Inc 115,019,343
37,974 Boyd Gaming Corp 3,301,839
54,506 (a) Bright Horizons Family Solutions, Inc 4,420,982
39,191 (a) Brinker International, Inc 5,966,438
180,513 (a) Caesars Entertainment, Inc 5,018,261
931,889 Carnival Corp 24,704,377
14,156 (a) Carriage Services, Inc 695,060
85,669 (a) Cava Group, Inc 8,002,341
32,130 (a) Cheesecake Factory 2,020,013
1,105,110 (a) Chipotle Mexican Grill, Inc (Class A) 37,562,689
22,875 (b) Choice Hotels International, Inc 2,266,455
55,657 Churchill Downs, Inc 5,620,800
150,058 (a) Coursera, Inc 892,845
17,349 Cracker Barrel Old Country Store, Inc 543,371
98,415 Darden Restaurants, Inc 19,738,112
31,369 (a) Dave & Buster's Entertainment, Inc 353,529
13,763 (b) Dine Brands Global Inc. 382,336
25,940 Domino's Pizza, Inc 8,804,555
307,711 (a) DoorDash, Inc 51,895,460
413,316 (a) DraftKings, Inc 9,638,529
76,881 (a) Driven Brands Holdings, Inc 1,043,275
29,105 (a) Duolingo, Inc 3,204,461
104,876 (a) Dutch Bros, Inc 6,031,419
12,421 (a) El Pollo Loco Holdings, Inc 167,932
9,768 (a) European Wax Center, Inc 56,654
98,373 Expedia Group, Inc 24,432,902
7,386 (a) First Watch Restaurant Group, Inc 96,904
132,343 (a) Flutter Entertainment plc 14,283,780
64,352 (a) Frontdoor, Inc 4,416,478
171,627 (a) Genius Sports Ltd 748,294
53,608 (a),(b) Global Business Travel Group I 314,143
19,997 (a) Golden Entertainment, Inc 526,689
2,860 Graham Holdings Co 3,210,379
22,204 (a) Grand Canyon Education, Inc 3,754,030
76,216 H&R Block, Inc 2,418,334
67,604 (a) Hilton Grand Vacations, Inc 3,175,360
191,896 Hilton Worldwide Holdings, Inc 62,187,737
37,538 Hyatt Hotels Corp 6,290,243
31,202 (a) Inspired Entertainment, Inc 219,038
116,923 International Game Technology plc 1,535,199
17,562 (a),(b) Jack in the Box, Inc 221,281
63,459 Krispy Kreme, Inc 250,028
4,543 (a) Kura Sushi USA, Inc 250,183
258,231 Las Vegas Sands Corp 14,101,995
112,130 (a) Laureate Education, Inc 3,374,552

Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
20,423 (a) Liberty Live Holdings, Inc $ 1,862,782
43,701 (a) Liberty Live Holdings, Inc 4,090,414
102,249 (a) Life Time Group Holdings, Inc 2,741,296
16,560 (a) Lincoln Educational Services Corp 681,278
51,497 (a) Lindblad Expeditions Holdings, Inc 954,239
183,819 Marriott International, Inc (Class A) 66,485,494
23,166 Marriott Vacations Worldwide Corp 1,668,184
24,109 (a) Matthews International Corp (Class A) 688,071
599,791 McDonald's Corp 176,092,640
159,824 (a) MGM Resorts International 6,223,547
57,678 (a) Mister Car Wash, Inc 408,360
9,758 (a) Monarch Casino & Resort, Inc 1,158,177
99,727 (a),(b) Nerdy, Inc 89,176
367,063 (a) Norwegian Cruise Line Holdings Ltd 6,673,205
57,781 (a) OneSpaWorld Holdings Ltd 1,424,879
25,021 (b) Papa John's International, Inc 905,510
140,915 (a) Penn National Gaming, Inc 2,460,376
52,653 Perdoceo Education Corp 1,787,043
76,081 (a) Planet Fitness, Inc 5,072,320
37,453 (a) Portillo's, Inc 234,081
6,615 (b) RCI Hospitality Holdings, Inc 165,507
44,146 Red Rock Resorts, Inc 2,382,118
287,006 (b) Restaurant Brands International, Inc 23,155,644
216,218 Royal Caribbean Cruises Ltd 57,029,660
104,955 (a) Rush Street Interactive, Inc 2,949,236
243,098 (a) Sabre Corp 444,869
38,804 (a),(b) SeaWorld Entertainment, Inc 1,367,841
43,888 (a),(b) Serve Robotics, Inc 413,864
103,314 Service Corp International 8,371,533
31,393 (a) Shake Shack, Inc 3,216,527
70,143 (a) Six Flags Entertainment Corp 1,317,286
954,460 Starbucks Corp 100,533,272
18,123 (a) Strategic Education, Inc 1,420,843
40,295 (a) Stride, Inc 3,915,062
109,065 Super Group SGHC Ltd 1,413,482
84,121 (a),(b) Sweetgreen, Inc 578,752
24,196 (a) Target Hospitality Corp 351,810
55,332 Texas Roadhouse, Inc (Class A) 8,907,899
55,421 Travel & Leisure Co 3,583,522
56,815 (a) Udemy, Inc 269,303
32,422 (a) Universal Technical Institute, Inc 1,216,798
33,334 (b) Vail Resorts, Inc 4,239,418
14,525 (a) Viad Corp 611,212
146,353 (a) Viking Holdings Ltd 11,987,774
149,352 (b) Wendy's Co 1,039,490
19,303 Wingstop, Inc 3,166,850
69,534 Wyndham Hotels & Resorts, Inc 5,658,677
69,410 Wynn Resorts Ltd 7,434,505
29,729 (a) Xponential Fitness, Inc 195,617
229,241 Yum! Brands, Inc 36,598,326
TOTAL CONSUMER SERVICES 1,106,319,531
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
230,071 Albertsons Cos, Inc 3,876,696
24,311 Andersons, Inc 1,909,386
99,993 (a) BJ's Wholesale Club Holdings, Inc 9,388,343
30,967 Casey's General Stores, Inc 25,459,519
26,328 (a) Chefs' Warehouse, Inc 2,043,053
372,367 Costco Wholesale Corp 377,777,493
181,201 Dollar General Corp 20,997,572
164,817 (a) Dollar Tree, Inc 16,005,379
86,695 (a) Grocery Outlet Holding Corp 685,757
39,250 (a) HF Foods Group, Inc 75,752

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
10,121 Ingles Markets, Inc (Class A) $ 925,768
470,598 Kroger Co 32,033,606
141,330 (a) Maplebear, Inc 5,985,326
10,587 Natural Grocers by Vitamin Cottage, Inc 306,600
127,664 (a) Performance Food Group Co 11,561,252
17,644 (a) Pricesmart, Inc 2,768,696
88,599 (a) Sprouts Farmers Market, Inc 7,251,828
396,585 Sysco Corp 29,628,865
390,468 Target Corp 50,663,223
42,634 (a) United Natural Foods, Inc 2,132,553
187,386 (a) US Foods Holding Corp 17,518,717
4,608 Village Super Market (Class A) 198,559
3,649,484 Walmart, Inc 481,476,424
15,068 Weis Markets, Inc 1,057,472
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,101,727,839
ENERGY - 3.7%
257,827 Antero Midstream Corp 5,636,098
241,944 (a) Antero Resources Corp 9,498,721
313,633 APA Corp 12,774,272
130,093 Archrock, Inc 5,041,104
38,333 Ardmore Shipping Corp 679,261
40,749 (b) Atlas Energy Solutions, Inc 708,218
818,715 Baker Hughes Co 57,039,874
356,354 Borr Drilling Ltd 2,148,815
44,985 (a) Bristow Group, Inc 2,210,113
623,848 Cabot Oil & Gas Corp 22,402,382
59,916 Cactus, Inc 3,338,520
67,887 California Resources Corp 4,633,967
58,289 (a) Calumet, Inc 1,907,216
14,002 (a) Centrus Energy Corp 2,953,862
178,578 Cheniere Energy, Inc 49,100,021
183,615 Chesapeake Energy Corp 18,756,272
1,571,495 Chevron Corp 303,785,698
48,128 Chord Energy Corp 7,007,437
117,494 (a) Clean Energy Fuels Corp 270,236
116,441 (a) CNX Resources Corp 4,530,719
80,576 (a) Comstock Resources, Inc 1,403,634
1,041,681 ConocoPhillips 131,022,636
39,105 Core Laboratories, Inc 572,888
42,902 Core Natural Resources, Inc 3,850,025
195,543 Crescent Energy Co 2,630,053
25,073 (a) CVR Energy, Inc 830,919
44,826 Delek US Holdings, Inc 2,088,443
513,958 Devon Energy Corp 26,402,022
112,644 DHT Holdings, Inc 2,081,661
165,499 Diamondback Energy, Inc 34,031,559
99,381 (a) Diversified Energy Co 1,654,694
29,203 (a) DMC Global, Inc 180,475
48,102 Dorian LPG Ltd 1,854,332
86,849 DT Midstream, Inc 12,852,784
19,724 (a),(b) Empire Petroleum Corp 55,227
156,494 (a),(b) Encore Energy Corp 306,728
195,214 (a),(b) Energy Fuels, Inc 4,224,431
459,408 EOG Resources, Inc 64,578,983
491,398 EQT Corp 29,523,192
14,635 (a) Excelerate Energy, Inc 510,761
60,765 (a) Expro Group Holdings NV 1,106,531
3,542,961 Exxon Mobil Corp 546,785,171
30,781 FLEX LNG Ltd 998,228
15,957 (a) Forum Energy Technologies, Inc 1,003,217
23,971 (a) FutureFuel Corp 119,376
1,173,698 (a) Gevo, Inc 2,241,763

Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
ENERGY (continued)
75,218 Golar LNG Ltd $ 4,136,238
195,297 Granite Ridge Resources, Inc 1,177,641
36,128 (a) Green Plains, Inc 627,905
14,105 (a) Gulfport Energy Operating Corp 2,715,777
725,757 Halliburton Co 30,699,521
205,459 (a) Helix Energy Solutions Group, Inc 2,126,501
79,652 (a) Helmerich & Payne, Inc 3,216,348
135,469 HF Sinclair Corp 9,104,871
24,396 (a) Innovex International, Inc 677,477
33,624 International Seaways, Inc 2,789,111
1,635,682 Kinder Morgan, Inc 53,764,867
22,010 Kinetik Holdings, Inc 1,112,385
56,331 Kodiak Gas Services, Inc 3,819,242
109,197 (a) Kosmos Energy Ltd 336,327
128,998 Liberty Energy, Inc 4,358,842
7,511 (a) Lightbridge Corp 98,019
130,660 Magnolia Oil & Gas Corp 3,951,158
256,208 Marathon Petroleum Corp 63,613,884
85,971 Matador Resources Co 5,454,000
111,281 Murphy Oil Corp 4,647,095
10,744 (a),(b) Nabors Industries Ltd 1,102,442
6,662 Nacco Industries, Inc (Class A) 320,975
65,081 (a) National Energy Services Reunited Corp 1,623,120
77,349 National Fuel Gas Co 6,526,709
105,293 (a),(b) NextDecade Corp 824,444
105,911 (a) Noble Corp plc 5,404,638
171,055 (b) Nordic American Tankers Ltd 954,487
78,726 Northern Oil and Gas, Inc 2,138,198
285,264 NOV, Inc 5,836,501
606,268 (a) Occidental Petroleum Corp 36,727,715
84,190 (a) Oceaneering International, Inc 3,160,493
47,333 (a) Oil States International, Inc 543,383
524,971 ONEOK, Inc 48,538,819
240,769 Ovintiv, Inc 14,819,332
43,046 (a) Par Pacific Holdings, Inc 2,826,831
278,161 (a) Patterson-UTI Energy, Inc 3,399,127
34,186 PBF Energy, Inc 1,482,305
82,099 Peabody Energy Corp 2,188,759
593,941 Permian Resources Corp 12,841,004
337,863 Phillips 66 60,528,156
20,043 (a) ProFrac Holding Corp 151,124
48,161 (a) ProPetro Holding Corp 824,998
213,287 Range Resources Corp 9,277,985
39,619 (a) Ranger Energy Services, Inc 691,748
24,681 (a) Rex American Resources Corp 1,197,029
9,184 Riley Exploration Permian, Inc 332,185
75,232 (a) RPC, Inc 592,828
103,646 (a),(b) Sable Offshore Corp 1,487,320
18,703 SandRidge Energy, Inc 290,832
1,254,500 Schlumberger Ltd 71,355,960
37,754 Scorpio Tankers, Inc 3,070,533
38,205 (a) SEACOR Marine Holdings, Inc 290,358
61,436 (a) Seadrill Ltd 3,052,755
51,163 Select Water Solutions, Inc 855,957
19,958 SFL Corp Ltd 230,116
206,702 SM Energy Co 6,413,963
38,359 Solaris Oilfield Infrastructure, Inc 2,832,429
104,552 (a) Talos Energy, Inc 1,664,468
176,154 Targa Resources Corp 45,814,132
336,934 TechnipFMC plc 25,462,102
112,331 Teekay Corp Ltd 1,500,742
25,418 Teekay Tankers Ltd 1,996,584

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
ENERGY (continued)
91,264 (a) Tetra Technologies, Inc $ 868,833
48,933 Texas Pacific Land Corp 21,710,104
39,296 (a) Tidewater, Inc 3,510,312
651,009 (a) Transocean Ltd 4,439,881
357,338 (a) Uranium Energy Corp 5,320,763
159,352 Vaalco Energy, Inc 1,046,943
46,004 (a) Valaris Ltd 4,691,488
254,926 Valero Energy Corp 64,389,209
152,574 Viper Energy, Inc 7,534,104
19,660 (a),(b) Vitesse Energy, Inc 368,822
107,648 W&T Offshore, Inc 453,198
61,971 Weatherford International plc 6,838,500
1,016,266 Williams Cos, Inc 77,551,258
51,009 World Fuel Services Corp 1,375,713
TOTAL ENERGY 2,177,032,462
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.2%
69,076 Acadia Realty Trust 1,493,423
92,739 Agree Realty Corp 7,151,104
2,381 (a) Alexander's, Inc 599,917
142,759 Alexandria Real Estate Equities, Inc 5,783,167
25,352 Alpine Income Property Trust, Inc 476,618
42,920 American Assets Trust, Inc 890,161
141,425 American Healthcare REIT, Inc 7,181,562
297,660 American Homes 4 Rent 9,477,494
394,852 American Tower Corp 72,143,409
233,712 Americold Realty Trust, Inc 2,858,298
129,685 Apple Hospitality REIT, Inc 1,746,857
51,966 Armada Hoffler Properties, Inc 316,473
116,306 AvalonBay Communities, Inc 21,283,998
142,000 Boston Properties, Inc 8,301,320
33,270 Braemar Hotels & Resorts, Inc 80,513
467,390 Brandywine Realty Trust 1,416,192
246,569 Brixmor Property Group, Inc 7,419,261
194,051 Broadstone Net Lease, Inc 3,842,210
16,032 BRT Apartments Corp 230,380
94,053 Camden Property Trust 9,877,446
177,957 CareTrust REIT, Inc 7,020,404
20,961 CBL & Associates Properties, Inc 943,664
21,997 Centerspace 1,501,735
43,933 Chatham Lodging Trust 381,339
11,092 (a) Chiron Real Estate, Inc 388,996
21,501 Community Healthcare Trust, Inc 370,247
102,721 Corporate Office Properties Trust 3,210,031
117,020 Cousins Properties, Inc 2,996,882
358,748 Crown Castle, Inc 31,849,647
21,987 CTO Realty Growth, Inc 445,237
190,251 CubeSmart 7,701,361
77,118 Curbline Properties Corp 2,128,457
160,311 DiamondRock Hospitality Co 1,635,172
290,192 Digital Realty Trust, Inc 58,311,181
251,159 Diversified Healthcare Trust 1,893,739
133,949 Douglas Emmett, Inc 1,447,989
39,721 (a) Easterly Government Properties, Inc 929,869
41,142 EastGroup Properties, Inc 8,277,770
108,595 Empire State Realty Trust, Inc 604,874
60,323 EPR Properties 3,366,627
82,398 Equinix, Inc 89,223,026
157,929 Equity Lifestyle Properties, Inc 9,995,326
331,556 Equity Residential 21,677,131
153,458 Essential Properties Realty Trust, Inc 4,823,185
53,758 Essex Property Trust, Inc 14,149,643
182,592 Extra Space Storage, Inc 26,170,911

Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
21,465 (a) Farmland Partners, Inc $ 230,749
74,759 Federal Realty Investment Trust 8,290,773
104,918 First Industrial Realty Trust, Inc 6,505,965
92,343 Four Corners Property Trust, Inc 2,361,211
216,769 Gaming and Leisure Properties, Inc 10,504,626
28,542 Getty Realty Corp 945,311
37,710 (a) Gladstone Commercial Corp 475,523
22,975 (a) Gladstone Land Corp 220,330
181,394 Global Net Lease, Inc 1,734,127
233,391 (a) Healthcare Realty Trust, Inc 4,364,412
549,332 Healthpeak Properties, Inc 8,882,698
91,090 Highwoods Properties, Inc 2,214,398
617,264 Host Hotels & Resorts Inc 13,042,788
24,935 (a) Hudson Pacific Properties, Inc 229,651
163,404 Independence Realty Trust, Inc 2,665,119
28,952 Innovative Industrial Properties, Inc 1,570,646
52,864 InvenTrust Properties Corp 1,697,992
495,690 Invitation Homes, Inc 14,261,001
250,691 Iron Mountain, Inc 31,584,559
92,465 (a) JBG SMITH Properties 1,386,975
87,204 Kilroy Realty Corp 2,900,405
592,758 Kimco Realty Corp 14,012,799
169,240 Kite Realty Group Trust 4,427,318
78,088 Lamar Advertising Co 10,763,650
58,813 Lineage, Inc 2,169,023
45,013 (a) LTC Properties, Inc 1,720,397
59,620 LXP Industrial Trust 3,035,850
213,145 Macerich Co 4,631,641
76,791 Mack-Cali Realty Corp 1,456,725
224,861 Medical Properties Trust, Inc 1,110,813
93,559 Mid-America Apartment Communities, Inc 12,085,952
110,200 Millrose Properties, Inc 3,379,834
47,536 National Health Investors, Inc 3,655,994
120,600 National Retail Properties, Inc 5,281,074
43,457 National Storage Affiliates Trust 1,849,530
12,604 NET Lease Office Properties 164,608
80,477 NETSTREIT Corp 1,655,412
44,737 (a) NexPoint Diversified Real Estate Trust 242,475
18,294 NexPoint Residential Trust, Inc 528,514
248,682 Omega Healthcare Investors, Inc 11,680,594
17,564 One Liberty Properties, Inc 398,878
134,262 Outfront Media, Inc 4,141,983
164,463 Park Hotels & Resorts, Inc 1,886,391
23,945 Peakstone Realty Trust 502,366
102,741 Pebblebrook Hotel Trust 1,443,511
116,898 Phillips Edison & Co, Inc 4,695,208
117,713 Piedmont Office Realty Trust, Inc 984,081
15,585 Postal Realty Trust, Inc 341,000
774,539 Prologis, Inc 110,000,029
132,892 Public Storage, Inc 40,193,185
292,919 Rayonier, Inc 6,212,812
769,641 Realty Income Corp 49,441,738
161,173 Regency Centers Corp 12,547,318
189,654 Rexford Industrial Realty, Inc 6,806,682
210,496 RLJ Lodging Trust 1,734,487
53,350 Ryman Hospitality Properties, Inc 5,606,552
208,437 Sabra Health Care REIT, Inc 4,306,308
52,363 Safehold, Inc 838,855
9,861 Saul Centers, Inc 339,514
90,555 SBA Communications Corp 20,030,766
152,876 Service Properties Trust 236,958
31,786 Sila Realty Trust, Inc 967,248

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
273,044 Simon Property Group, Inc $ 55,621,793
38,559 SITE Centers Corp 211,689
59,678 SL Green Realty Corp 2,530,944
45,055 Smartstop Self Storage REIT, Inc 1,418,331
135,548 STAG Industrial, Inc 5,229,442
95,004 Summit Hotel Properties, Inc 472,170
102,773 Sun Communities, Inc 13,138,500
161,995 Sunstone Hotel Investors, Inc 1,590,791
106,682 Tanger Factory Outlet Centers, Inc 3,955,769
83,541 Terreno Realty Corp 5,446,873
290,471 UDR, Inc 10,555,716
37,814 UMH Properties, Inc 588,008
10,243 Universal Health Realty Income Trust 416,890
84,918 Urban Edge Properties 1,861,403
389,010 Ventas, Inc 34,178,419
865,117 (c) VICI Properties, Inc 25,261,416
166,425 Vornado Realty Trust 4,974,443
579,891 (c) Welltower, Inc 126,033,510
608,636 Weyerhaeuser Co 14,923,755
31,930 (a) Whitestone REIT 604,754
162,366 (c) WP Carey, Inc 11,841,352
93,739 Xenia Hotels & Resorts, Inc 1,525,134
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,259,972,680
FINANCIAL SERVICES - 7.0%
23,346 Affiliated Managers Group, Inc 6,879,366
231,384 (a) Affirm Holdings, Inc 14,873,364
844,048 AGNC Investment Corp 9,301,409
11,461 Alerus Financial Corp 308,759
215,445 Ally Financial, Inc 9,563,604
453,381 American Express Co 146,464,732
76,862 Ameriprise Financial, Inc 36,493,309
548,530 Annaly Capital Management, Inc 12,561,337
140,020 Apollo Commercial Real Estate Finance, Inc 1,531,819
346,185 Apollo Global Management, Inc 44,560,933
140,524 Arbor Realty Trust, Inc 1,110,140
26,864 Ares Commercial Real Estate Corp 140,499
161,312 Ares Management Corp 18,938,029
91,919 (a) ARMOUR Residential REIT, Inc 1,612,259
56,201 (a) Artisan Partners Asset Management, Inc 2,104,165
3,860 (a) Atlanticus Holdings Corp 306,523
8,622 (a),(b) Bakkt Holdings, Inc 74,322
25,498 (a) Banco Latinoamericano de Exportaciones S.A. (Class E) 1,362,358
566,606 Bank of New York Mellon Corp 76,134,848
1,546,560 (a) Berkshire Hathaway, Inc 732,450,816
280,452 BGC Group, Inc 3,149,476
128,108 BlackRock, Inc 136,511,885
134,477 Blackstone Mortgage Trust, Inc 2,553,718
623,077 Blackstone, Inc 78,246,010
448,797 (a) Block, Inc 31,644,676
484,804 (a),(b) Blue Owl Capital, Inc 4,726,839
37,510 (a) Bread Financial Holdings, Inc 3,180,098
33,822 (a) Brightsphere Investment Group, Inc 2,277,912
73,999 BrightSpire Capital, Inc 429,194
317,294 Brookfield Asset Management Ltd 15,233,285
27,343 (a),(b) Bullish 1,031,651
150,882 Burford Capital Ltd 742,339
66,104 Cannae Holdings, Inc 893,065
43,293 (a) Cantaloupe, Inc 472,760
516,900 Capital One Financial Corp 98,882,970
210,346 Carlyle Group, Inc 10,532,024
10,872 (a) Cass Information Systems, Inc 514,137
88,863 Cboe Global Markets, Inc 26,666,898

Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
1,401,236 Charles Schwab Corp $ 128,409,267
98,027 Chimera Investment Corp 1,347,871
72,615 (a) Claros Mortgage Trust, Inc 191,704
301,805 CME Group, Inc 86,865,515
23,008 (a) Cohen & Steers, Inc 1,617,232
187,050 (a) Coinbase Global, Inc 35,122,379
47,288 Compass Diversified Trust 558,471
202,495 Corebridge Financial, Inc 5,576,712
58,969 (a) Corpay, Inc 18,072,229
2,027 (a) Credit Acceptance Corp 1,023,453
7,277 (a) Dave, Inc 1,979,271
105,405 (a) DigitalBridge Group, Inc 1,640,102
21,721 (a) Donnelley Financial Solutions, Inc 1,092,566
105,167 Dynex Capital, Inc 1,432,375
67,305 Ellington Financial, Inc 891,791
34,142 Enact Holdings, Inc 1,458,888
20,303 (a) Encore Capital Group, Inc 1,680,479
20,341 (a) Enova International, Inc 3,445,969
261,179 Equitable Holdings, Inc 11,021,754
91,602 Essent Group Ltd 5,543,753
40,228 (a) Euronet Worldwide, Inc 2,911,703
31,946 Evercore Partners, Inc (Class A) 10,263,930
76,927 (a) EVERTEC, Inc 2,271,654
28,545 Factset Research Systems, Inc 6,496,271
8,319 Federal Agricultural Mortgage Corp 1,445,842
448,392 Fidelity National Information Services, Inc 20,863,680
28,844 (a),(b) Figure Technology Solutions, Inc 1,012,424
29,795 FirstCash Holdings, Inc 6,501,865
449,450 (a) Fiserv, Inc 28,158,043
81,800 (a) Flywire Corp 1,105,118
65,824 Franklin BSP Realty Trust, Inc 598,998
264,032 Franklin Resources, Inc 7,913,039
13,981 (a),(b) Freedom Holding Corp 2,094,773
24,069 GCM Grosvenor, Inc 262,833
193,234 Global Payments, Inc 13,905,119
246,517 Goldman Sachs Group, Inc 227,725,009
39,977 (a) Green Dot Corp 501,711
33,082 Hamilton Lane, Inc 3,043,213
116,408 Hannon Armstrong Sustainable Infrastructure Capital, Inc 4,883,316
42,580 Houlihan Lokey, Inc 6,589,255
363,590 Interactive Brokers Group, Inc (Class A) 28,905,405
480,007 Intercontinental Exchange, Inc 75,884,307
24,114 (a) International Money Express, Inc 383,654
329,424 Invesco Ltd 8,634,203
31,628 Invesco Mortgage Capital, Inc 257,136
65,018 Jack Henry & Associates, Inc 9,996,518
56,449 Jackson Financial, Inc 6,535,101
108,515 Janus Henderson Group plc 5,600,459
132,876 Jefferies Financial Group, Inc 6,407,281
575,352 KKR & Co, Inc 60,032,228
39,564 KKR Real Estate Finance Trust, Inc 242,527
91,283 Ladder Capital Corp 938,389
76,486 (a) Lazard, Inc 3,709,571
92,703 (a) LendingClub Corp 1,582,440
9,088 (a) LendingTree, Inc 450,674
496,197 (a),(b) loanDepot, Inc 769,105
65,644 LPL Financial Holdings, Inc 21,933,630
46,771 Marex Group plc 2,495,233
30,637 MarketAxess Holdings, Inc 4,815,830
427,832 (a) Marqeta, Inc 1,856,791
674,846 Mastercard, Inc (Class A) 339,393,550
14,153 Merchants Bancorp 658,681

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
121,913 MFA Financial, Inc $ 1,249,608
186,275 MGIC Investment Corp 4,932,562
41,015 (a) Miami International Holdings, Inc 1,906,787
52,200 Moelis & Co 3,399,264
130,564 Moody's Corp 60,300,983
946,587 Morgan Stanley 180,410,016
18,041 Morningstar, Inc 3,043,697
61,102 MSCI, Inc (Class A) 36,136,334
379,787 Nasdaq Stock Market, Inc 34,906,223
90,636 Navient Corp 837,477
56,646 (a) NCR Corp ATM 2,513,949
11,447 Nelnet, Inc (Class A) 1,622,040
28,192 (a) NerdWallet, Inc 305,601
76,108 New York Mortgage Trust, Inc 683,450
77,657 (a) NMI Holdings, Inc 3,006,102
161,847 (a) Northern Trust Corp 26,921,630
100,846 OneMain Holdings, Inc 5,926,719
77,613 (a) Open Lending Corp 136,599
38,797 (a) OppFi, Inc 368,959
19,561 Orchid Island Capital, Inc 137,514
37,666 P10, Inc 298,691
172,610 Pagseguro Digital Ltd 1,729,552
33,368 Patria Investments Ltd 430,781
317,613 (a) Payoneer Global, Inc 1,581,713
796,062 PayPal Holdings, Inc 39,914,549
26,126 (a),(b) Paysafe Ltd 236,179
25,211 PennyMac Financial Services, Inc 2,276,301
79,385 PennyMac Mortgage Investment Trust 966,909
47,730 Perella Weinberg Partners 1,085,380
53,004 Piper Sandler Cos 4,621,949
18,733 (a) PJT Partners, Inc 2,861,278
34,772 (a) PRA Group, Inc 757,682
50,967 PROG Holdings, Inc 1,826,148
108,165 Radian Group, Inc 3,875,552
149,865 Raymond James Financial, Inc 23,726,627
48,767 Ready Capital Corp 92,170
91,139 Redwood Trust, Inc 506,733
5,962 (a) Regional Management Corp 222,681
117,564 (a) Remitly Global, Inc 2,573,476
64,989 (a) Repay Holdings Corp 246,308
463,441 Rithm Capital Corp 4,532,453
638,120 (a) Robinhood Markets, Inc 46,512,567
809,381 (a) Rocket Cos, Inc 11,833,150
255,094 S&P Global, Inc 110,004,186
77,863 SEI Investments Co 7,060,617
10,163 (a),(b) Sezzle, Inc 808,975
58,037 (a),(b) Shift4 Payments, Inc 2,569,878
176,352 SLM Corp 4,070,204
1,017,067 (a) SoFi Technologies, Inc 16,374,779
288,515 Starwood Property Trust, Inc 5,297,135
228,128 State Street Corp 34,867,084
60,180 StepStone Group, Inc 3,183,522
131,262 Stifel Financial Corp 10,344,758
244,394 StoneCo Ltd 2,683,446
69,280 (a) StoneX Group, Inc 7,345,758
301,693 Synchrony Financial 22,989,007
181,255 T Rowe Price Group, Inc 18,647,514
376,296 (a) Toast, Inc 10,731,962
47,754 TPG RE Finance Trust, Inc 403,999
114,453 TPG, Inc 4,992,440
91,986 Tradeweb Markets, Inc 10,417,415
60,513 Two Harbors Investment Corp 700,135

Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
73,360 (a),(b) Upstart Holdings, Inc $ 2,316,709
74,643 UWM Holdings Corp 264,236
37,467 Victory Capital Holdings, Inc 2,941,534
66,671 Virtu Financial, Inc 3,310,882
5,692 Virtus Investment Partners, Inc 828,471
1,411,885 Visa, Inc (Class A) 465,696,148
83,418 Voya Financial, Inc 6,836,939
34,188 Walker & Dunlop, Inc 1,721,366
19,798 Waterstone Financial, Inc 356,760
226,218 (a) Webull Corp 1,545,069
267,771 (b) Western Union Co 2,434,038
29,534 (a) WEX, Inc 4,439,846
102,039 WisdomTree, Inc 1,734,663
3,348 (a) World Acceptance Corp 492,692
338,186 XP, Inc 6,479,644
TOTAL FINANCIAL SERVICES 4,069,809,972
FOOD, BEVERAGE & TOBACCO - 2.0%
1,395,887 Altria Group, Inc 101,411,191
414,419 Archer-Daniels-Midland Co 30,890,792
103,488 (b) B&G Foods, Inc (Class A) 573,323
9,710 (a) Boston Beer Co, Inc (Class A) 2,301,658
38,869 (a) BRC, Inc 41,979
38,859 (b) Brown-Forman Corp (Class A) 1,021,215
126,659 Brown-Forman Corp (Class B) 3,264,002
102,976 Bunge Global S.A. 13,085,160
14,524 Calavo Growers, Inc 408,996
34,510 Cal-Maine Foods, Inc 2,666,243
156,570 (b) Campbell Soup Co 3,255,090
138,030 (a) Celsius Holdings, Inc 4,633,667
3,263,322 Coca-Cola Co 257,019,241
47,838 Coca-Cola Consolidated Inc 9,810,139
397,096 ConAgra Brands, Inc 5,698,328
119,160 Constellation Brands, Inc (Class A) 18,658,073
139,798 (a) Darling International, Inc 8,979,226
53,151 Dole plc 806,832
80,534 Flowers Foods, Inc 729,638
35,328 (a) Fresh Del Monte Produce, Inc 1,479,890
38,278 (a) Freshpet, Inc 2,579,172
428,495 General Mills, Inc 15,130,158
69,258 (a) Hain Celestial Group, Inc 45,239
116,327 Hershey Co 21,606,577
210,441 Hormel Foods Corp 4,518,168
53,879 Ingredion, Inc 6,020,439
11,705 J&J Snack Foods Corp 1,033,083
84,120 J.M. Smucker Co 8,246,284
7,448 John B Sanfilippo & Son, Inc 609,172
1,081,021 Keurig Dr Pepper, Inc 31,782,017
690,538 Kraft Heinz Co 15,647,591
128,775 Lamb Weston Holdings, Inc 5,608,151
17,192 Lancaster Colony Corp 2,239,774
25,834 (b) Limoneira Co 328,867
216,976 McCormick & Co, Inc 11,031,060
12,640 (a) MGP Ingredients, Inc 252,042
27,467 (a),(b) Mission Produce, Inc 380,693
104,846 Molson Coors Brewing Co (Class B) 4,481,118
1,090,477 Mondelez International, Inc 66,998,907
585,923 (a) Monster Beverage Corp 45,157,086
21,472 (a) National Beverage Corp 734,772
1,149,590 PepsiCo, Inc 182,198,519
1,306,875 Philip Morris International, Inc 215,725,856
42,254 Pilgrim's Pride Corp 1,398,607
40,723 (a) Post Holdings, Inc 4,265,734

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
186,412 Primo Brands Corp $ 3,799,077
238 Seaboard Corp 1,353,251
4,148 (a) Seneca Foods Corp 580,139
75,282 (a) Simply Good Foods Co 1,006,520
45,636 (a) Smithfield Foods, Inc 1,199,314
76,941 (a) SunOpta, Inc 498,578
28,455 Tootsie Roll Industries, Inc 1,201,370
10,550 Turning Point Brands, Inc 851,174
233,830 Tyson Foods, Inc (Class A) 14,981,488
24,312 Universal Corp 1,302,637
43,659 Utz Brands, Inc 347,526
47,257 (a) Vita Coco Co, Inc 3,118,489
27,569 (a),(b) Vital Farms, Inc 376,317
35,381 (a),(b) Westrock Coffee Co 208,394
TOTAL FOOD, BEVERAGE & TOBACCO 1,145,578,043
HEALTH CARE EQUIPMENT & SERVICES - 3.2%
1,452,219 Abbott Laboratories 131,846,963
70,912 (a) Acadia Healthcare Co, Inc 1,836,266
102,489 (a) Accuray, Inc 47,852
56,672 (a) AdaptHealth Corp 742,970
23,997 (a) Addus HomeCare Corp 2,325,069
9,669 (a) agilon health, Inc 270,249
13,730 (a),(b) AirSculpt Technologies, Inc 36,796
57,490 (a) Align Technology, Inc 10,118,815
158,735 (a) Alignment Healthcare, Inc 3,577,887
81,576 (a) Alphatec Holdings, Inc 796,182
156,217 AmerisourceBergen Corp 48,116,398
35,338 (a) AMN Healthcare Services, Inc 723,369
27,445 (a) Angiodynamics, Inc 300,248
31,792 (a) Apollo Medical Holdings, Inc 1,085,379
33,412 (a) AtriCure, Inc 939,211
36,591 (a) Avanos Medical, Inc 900,870
89,901 (a) Aveanna Healthcare Holdings, Inc 587,953
42,404 (a) Axogen, Inc 1,831,853
378,901 Baxter International, Inc 6,661,080
245,134 Becton Dickinson & Co 36,534,771
32,438 (a),(b) Beta Bionics, Inc 330,868
83,416 (a),(b) Bioventus, Inc 823,316
56,871 (a) Blade Air Mobility, Inc 285,492
1,251,512 (a) Boston Scientific Corp 72,099,606
123,315 (a) BrightSpring Health Services, Inc 5,915,421
185,553 (a) Brookdale Senior Living, Inc 2,664,541
180,759 (a) Butterfly Network, Inc 865,836
195,167 Cardinal Health, Inc 37,643,811
15,802 (a) Castle Biosciences, Inc 386,991
411,728 (a) Centene Corp 22,105,676
18,409 (a) Ceribell, Inc 371,125
103,020 (a) Certara, Inc 631,513
126,901 (a) Cerus Corp 257,609
13,767 Chemed Corp 5,850,700
221,384 Cigna Group 64,329,763
17,510 (a),(b) Claritev Corp 426,018
28,532 (a),(b) ClearPoint Neuro, Inc 318,988
331,290 (a),(b) Clover Health Investments Corp 911,047
142,573 Concentra Group Holdings Parent, Inc 3,203,615
22,945 Conmed Corp 841,164
166,794 (a) Cooper Cos, Inc 10,491,343
22,725 (a) Corvel Corp 1,305,778
37,093 (a) Cross Country Healthcare, Inc 375,381
28,626 (a) CryoLife, Inc 1,025,670
27,216 (a),(b) CVRx, Inc 204,392
1,057,268 CVS Health Corp 88,059,852

Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
29,626 (a) DaVita, Inc $ 4,596,178
19,366 (a) Definitive Healthcare Corp 18,458
27,330 (a) Delcath Systems, Inc 283,685
163,085 Dentsply Sirona, Inc 1,916,249
330,315 (a) DexCom, Inc 19,670,258
63,421 (a) DocGo, Inc 44,756
108,568 (a) Doximity, Inc 2,653,402
483,606 (a) Edwards Lifesciences Corp 40,381,101
186,901 Elevance Health, Inc 70,353,274
56,754 Embecta Corp 519,299
76,201 Encompass Health Corp 7,620,100
37,306 (a) Enhabit, Inc 512,584
35,286 (a) Enovis Corp 827,104
45,942 Ensign Group, Inc 8,576,912
139,250 (a) Envista Holdings Corp 3,612,145
93,952 (a) Evolent Health, Inc 352,320
16,108 (a) Fulgent Genetics, Inc 244,680
390,108 GE HealthCare Technologies, Inc 23,734,171
16,421 (a) GeneDx Holdings Corp 1,032,717
44,073 (a) Glaukos Corp 6,331,968
94,832 (a) Globus Medical, Inc 8,551,950
102,073 (a) Guardant Health, Inc 8,888,517
33,616 (a) Guardian Pharmacy Services, Inc 1,247,154
42,469 (a) Haemonetics Corp 2,551,962
136,321 HCA, Inc 59,224,658
39,231 (a),(b) Health Catalyst, Inc 49,039
73,768 (a) HealthEquity, Inc 6,051,189
20,340 HealthStream, Inc 422,258
83,886 (a) Henry Schein, Inc 6,257,057
162,311 (a),(b) Hims & Hers Health, Inc 4,409,990
99,106 Humana, Inc 23,432,623
21,437 (a) ICU Medical, Inc 2,555,290
66,982 (a) IDEXX Laboratories, Inc 37,563,506
21,092 (a) Innovage Holding Corp 171,900
14,132 (a) Inogen, Inc 100,478
27,088 (a) Inspire Medical Systems, Inc 1,520,720
56,904 (a) Insulet Corp 9,795,455
29,629 (a) Integer Holdings Corp 2,622,463
69,429 (a) Integra LifeSciences Holdings Corp 731,782
296,342 (a) Intuitive Surgical, Inc 135,609,063
13,052 iRadimed Corp 1,089,059
25,226 (a) iRhythm Technologies, Inc 3,258,190
10,282 (a) Joint Corp 91,201
70,868 Labcorp Holdings, Inc 18,198,902
53,588 (a) Lantheus Holdings, Inc 4,534,617
16,321 LeMaitre Vascular, Inc 1,791,230
47,758 (a),(b) LifeMD, Inc 223,507
99,896 (a) LifeStance Health Group, Inc 756,213
49,364 (a) LivaNova plc 2,966,776
40,277 (a) Masimo Corp 7,186,625
101,993 McKesson Corp 83,144,694
273,349 (a) Medline, Inc 12,155,830
1,083,100 Medtronic plc 87,698,607
54,703 (a) Merit Medical Systems, Inc 3,729,651
42,649 (a) Molina Healthcare, Inc 8,300,348
33,218 (a),(b) Nano-X Imaging Ltd 56,803
9,836 National Healthcare Corp 1,704,480
13,423 (a) National Research Corp 220,943
183,346 (a) Neogen Corp 1,723,452
102,036 (a) NeoGenomics, Inc 944,853
93,214 (a) Novocure Ltd 1,417,785
3,213 (a),(b) Nutex Health, Inc 382,990

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
37,123 (a) Omnicell, Inc $ 1,537,635
304,908 (a) Opko Health, Inc 343,021
12,532 (a) OptimizeRx Corp 78,074
152,850 (a) Option Care Health, Inc 3,107,440
55,033 (a) OraSure Technologies, Inc 167,300
24,835 (a) Orthofix Medical, Inc 292,060
10,471 (a) OrthoPediatrics Corp 157,693
16,616 (a) Outset Medical, Inc 70,950
87,038 (a) Owens & Minor, Inc 322,911
36,688 (a) PACS Group, Inc 1,230,882
62,605 (a) Pediatrix Medical Group, Inc 1,409,239
31,712 (a) Pennant Group, Inc 993,220
29,553 (a) Penumbra, Inc 9,648,463
35,562 (a) Phreesia, Inc 327,526
115,179 (a) Privia Health Group, Inc 2,862,198
56,009 (a) PROCEPT BioRobotics Corp 1,346,456
58,749 (a) Progyny, Inc 1,091,556
18,799 (a) Pulmonx Corp 24,063
22,185 (a),(b) Pulse Biosciences, Inc 469,656
94,758 Quest Diagnostics, Inc 18,402,004
47,547 (a) QuidelOrtho Corp 584,828
66,326 (a) RadNet, Inc 3,750,735
122,484 Resmed, Inc 26,188,304
24,679 (a) RxSight, Inc 174,481
47,318 (a) Schrodinger, Inc 565,923
86,133 (a) Select Medical Holdings Corp 1,413,443
24,026 (a) SI-BONE, Inc 297,682
17,551 (b) Simulations Plus, Inc 248,698
123,812 (a) Solventum Corp 8,339,976
48,949 (a) STAAR Surgical Co 1,290,296
82,810 STERIS plc 17,959,833
16,605 (a),(b) Strive, Inc 255,053
286,110 Stryker Corp 90,161,844
62,086 (a),(b) Surgery Partners, Inc 871,067
16,326 (a) Tactile Systems Technology, Inc 375,825
108,118 (a) Talkspace, Inc 561,132
51,545 (a) Tandem Diabetes Care, Inc 1,006,416
126,719 (a) Teladoc Health, Inc 767,917
41,029 Teleflex, Inc 5,083,903
75,121 (a) Tenet Healthcare Corp 13,305,432
29,244 (a) TransMedics Group, Inc 2,947,503
39,861 (a) Treace Medical Concepts, Inc 72,148
7,220 (a) UFP Technologies, Inc 1,383,569
763,142 UnitedHealth Group, Inc 282,728,848
44,954 Universal Health Services, Inc (Class B) 7,564,410
10,432 US Physical Therapy, Inc 742,967
1,519 Utah Medical Products, Inc 99,373
27,998 (a) Varex Imaging Corp 326,177
125,389 (a) Veeva Systems, Inc 19,556,922
44,083 (a) Viemed Healthcare, Inc 439,067
73,551 (a) Waystar Holding Corp 1,572,153
159,579 Zimmer Biomet Holdings, Inc 13,154,097
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,865,293,237
HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
105,760 (a) BellRing Brands, Inc 1,882,528
8,511 (a) Central Garden & Pet Co 315,077
41,196 (a) Central Garden and Pet Co (Class A) 1,382,538
44,292 (a) ChromaDex Corp 209,501
197,358 Church & Dwight Co, Inc 19,155,567
99,136 Clorox Co 9,560,676
683,175 Colgate-Palmolive Co 58,315,818
368,221 (a) Coty, Inc 905,824

Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
HOUSEHOLD & PERSONAL PRODUCTS (continued)
42,413 Edgewell Personal Care Co $ 956,413
47,966 (a) elf Beauty, Inc 3,068,385
56,403 (a) Energizer Holdings, Inc 1,104,371
207,452 Estee Lauder Cos (Class A) 15,913,643
81,103 (a) Herbalife Ltd 1,346,310
131,206 (a),(b) Honest Co, Inc 459,221
13,700 Inter Parfums, Inc 1,249,714
1,630,331 Kenvue, Inc 28,579,702
270,081 Kimberly-Clark Corp 26,584,073
8,690 (a) Medifast, Inc 94,460
9,559 (a) Nature's Sunshine Products, Inc 259,622
91,037 Nu Skin Enterprises, Inc (Class A) 664,570
23,056 (a) Oil-Dri Corp of America 1,681,935
97,952 (a),(b) Olaplex Holdings, Inc 198,843
1,971,202 Procter & Gamble Co 289,944,102
69,397 (a) Reynolds Consumer Products, Inc 1,455,255
18,776 Spectrum Brands Holdings, Inc 1,550,898
9,596 (a) USANA Health Sciences, Inc 182,804
10,576 WD-40 Co 2,220,537
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 469,242,387
INSURANCE - 1.7%
122,703 (b) Abacus Global Management, Inc 1,165,678
396,654 Aflac, Inc 45,087,660
213,325 Allstate Corp 46,346,989
54,015 (a) AMBAC Financial Group, Inc 239,286
55,521 American Financial Group, Inc 7,399,284
463,526 American International Group, Inc 34,671,745
15,141 (a) Amerisafe, Inc 458,772
175,529 Aon plc 54,703,613
281,808 (a) Arch Capital Group Ltd 26,619,584
44,106 Assurant, Inc 10,420,925
16,498 Assured Guaranty Ltd 1,351,186
51,067 Axis Capital Holdings Ltd 5,127,637
35,617 (a) Bowhead Specialty Holdings, Inc 846,972
41,708 (a) Brighthouse Financial, Inc 2,596,740
242,419 (a) Brown & Brown, Inc 14,581,503
69,996 (a) BRP Group, Inc 1,590,309
306,613 Chubb Ltd 100,262,451
131,741 Cincinnati Financial Corp 21,552,828
24,876 CNA Financial Corp 1,199,769
97,827 CNO Financial Group, Inc 4,348,410
545 Crawford & Co 5,853
21,328 (a) Employers Holdings, Inc 898,335
33,784 Everest Re Group Ltd 12,052,780
28,382 F&G Annuities & Life, Inc 812,860
47,575 Fidelis Insurance Holdings Ltd 1,005,260
207,628 Fidelity National Financial, Inc 10,858,944
75,508 First American Financial Corp 5,295,376
213,067 Gallagher (Arthur J.) & Co 43,977,029
308,269 (a) Genworth Financial, Inc (Class A) 2,709,685
64,617 Globe Life, Inc 9,970,403
26,262 (a) Goosehead Insurance, Inc 1,176,275
25,411 (a) Greenlight Capital Re Ltd (Class A) 465,530
52,121 Hamilton Insurance Group Ltd 1,708,005
20,621 Hanover Insurance Group, Inc 3,870,355
236,061 Hartford Financial Services Group, Inc 32,295,505
9,698 (a) HCI Group, Inc 1,489,322
28,862 (a) Heritage Insurance Holdings, Inc 846,234
17,376 (a) Hippo Holdings, Inc 457,510
34,737 Horace Mann Educators Corp 1,578,449
751 Investors Title Co 177,822
37,304 James River Group Holdings, Inc 231,285

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
INSURANCE (continued)
52,266 Kemper Corp $ 1,760,842
19,077 Kinsale Capital Group, Inc 6,173,508
45,259 (a) Lemonade, Inc 2,563,470
126,663 Lincoln National Corp 4,789,128
134,805 Loews Corp 15,180,391
10,345 (a) Markel Corp 18,336,202
414,666 Marsh & McLennan Cos, Inc 69,543,635
54,244 (a) MBIA, Inc 316,785
21,999 Mercury General Corp 2,140,723
466,098 (a) Metlife, Inc 37,334,450
5,643 (a) NI Holdings, Inc 72,682
194,423 Old Republic International Corp 7,767,199
167,713 (a) Oscar Health, Inc 3,095,982
22,160 (a) Palomar Holdings, Inc 2,667,621
28,181 Primerica, Inc 7,926,470
188,259 Principal Financial Group 18,997,216
43,180 (a) ProAssurance Corp 1,066,546
492,543 Progressive Corp 99,139,055
286,266 Prudential Financial, Inc 28,085,557
55,158 Reinsurance Group of America, Inc (Class A) 11,663,711
33,858 RenaissanceRe Holdings Ltd 10,393,390
68,411 RLI Corp 3,541,637
7,498 (a) Root, Inc 408,491
91,617 (a) Ryan Specialty Holdings, Inc 3,185,523
12,735 Safety Insurance Group, Inc 957,163
50,740 Selective Insurance Group, Inc 4,259,623
113,871 (a) Selectquote, Inc 104,739
88,161 (a) SiriusPoint Ltd 2,063,849
47,865 (a) Skyward Specialty Insurance Group, Inc 2,175,464
59,207 (a) Slide Insurance Holdings, Inc 1,104,211
19,867 Stewart Information Services Corp 1,390,491
13,911 (a) Tiptree, Inc 239,826
178,975 Travelers Cos, Inc 54,612,431
37,445 (a) Trupanion, Inc 898,306
12,668 United Fire Group, Inc 510,774
30,867 United Insurance Holdings Corp 367,317
22,236 (a) Universal Insurance Holdings, Inc 881,213
153,033 Unum Group 12,300,793
189,651 W.R. Berkley Corp 12,674,376
2,213 White Mountains Insurance Group Ltd 4,939,394
80,840 Willis Towers Watson plc 20,711,208
TOTAL INSURANCE 988,795,550
MATERIALS - 2.3%
20,912 AdvanSix, Inc 515,690
189,851 (a) Air Products & Chemicals, Inc 56,964,793
94,177 Albemarle Corp 18,524,616
219,647 Alcoa Corp 14,011,282
10,043 (a) Alpha Metallurgical Resources, Inc 1,872,517
384,910 Amcor plc 14,641,976
302,740 (a) American Battery Technology Co 1,023,261
21,931 (a) American Vanguard Corp 63,161
423,459 AngloGold Ashanti PLC 39,690,812
59,746 Aptargroup, Inc 7,389,385
128,204 (a) Ardagh Metal Packaging S.A. 493,585
43,212 Ashland, Inc 2,301,471
63,791 (a),(b) ASP Isotopes, Inc 335,541
47,296 (a) Aspen Aerogels, Inc 175,468
64,157 Avery Dennison Corp 10,517,257
72,063 Avient Corp 2,672,096
175,862 (a) Axalta Coating Systems Ltd 5,001,515
32,743 Balchem Corp 5,291,924
221,984 Ball Corp 13,558,783

Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
MATERIALS (continued)
44,097 Cabot Corp $ 3,393,705
30,140 Caledonia Mining Corp plc 690,206
91,410 Celanese Corp (Series A) 6,193,942
45,334 (a) Century Aluminum Co 2,694,653
118,982 CF Industries Holdings, Inc 14,777,564
150,472 Chemours Co 4,055,220
12,744 (a) Clearwater Paper Corp 174,720
439,946 (a) Cleveland-Cliffs, Inc 4,487,449
850,453 (a) Coeur Mining, Inc 15,282,640
94,573 Commercial Metals Co 6,521,754
27,269 (a) Compass Minerals International, Inc 728,355
127,159 (a) Constellium SE 3,977,534
569,771 (a) Corteva, Inc 46,157,149
564,664 CRH plc 66,867,511
24,707 (a),(b) Critical Metals Corp 314,520
96,879 Crown Holdings, Inc 9,524,174
135,177 (a) Dakota Gold Corp 727,252
593,716 (a) Dow, Inc 24,039,561
355,163 DuPont de Nemours, Inc 16,216,743
31,109 Eagle Materials, Inc 6,536,312
94,673 Eastman Chemical Co 6,919,650
203,812 Ecolab, Inc 53,113,407
158,399 (a) Ecovyst, Inc 2,246,098
184,541 Element Solutions, Inc 7,859,601
111,649 FMC Corp 1,717,162
1,205,243 Freeport-McMoRan, Inc (Class B) 69,638,941
179,277 Graphic Packaging Holding Co 1,708,510
20,527 Greif, Inc (Class A) 1,339,181
5,713 Greif, Inc (Class B) 458,411
47,620 H.B. Fuller Co 2,881,962
14,707 Hawkins, Inc 2,462,687
567,184 Hecla Mining Co 10,220,656
130,822 (a) Huntsman Corp 1,879,912
30,478 (a) Ingevity Corp 2,322,119
20,230 Innospec, Inc 1,542,740
219,033 International Flavors & Fragrances, Inc 15,376,117
449,386 International Paper Co 13,670,322
7,263 (a) Intrepid Potash, Inc 287,397
38,178 (a) Ivanhoe Electric, Inc 489,824
139,128 (a) James Hardie Industries plc 2,920,297
11,830 Kaiser Aluminum Corp 2,016,187
50,168 (a) Knife River Corp 4,643,048
14,717 Koppers Holdings, Inc 600,895
29,672 Kronos Worldwide, Inc 220,760
394,695 Linde plc 197,797,452
54,284 Louisiana-Pacific Corp 3,918,762
93,532 (a) LSB Industries, Inc 1,393,627
208,625 LyondellBasell Industries NV 15,563,425
49,885 Martin Marietta Materials, Inc 30,882,307
17,965 Materion Corp 3,302,147
28,757 Minerals Technologies, Inc 2,068,779
227,832 (a) Mosaic Co 5,301,651
108,307 (a) MP Materials Corp 7,152,594
26,338 Myers Industries, Inc 542,826
5,297 NewMarket Corp 3,578,759
922,991 Newmont Goldcorp Corp 102,535,070
194,867 (a),(b) NioCorp Developments Ltd 1,163,356
286,512 (a) Novagold Resources, Inc 2,309,287
197,271 Nucor Corp 44,443,184
125,829 (a) O-I Glass, Inc 1,146,302
113,790 Olin Corp 3,240,739
42,551 (a) Orion S.A. 319,984

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MATERIALS (continued)
73,851 Packaging Corp of America $ 15,763,496
96,399 (a) Perimeter Solutions, Inc 2,920,890
78,948 (a) Perpetua Resources Corp 2,179,754
185,603 PPG Industries, Inc 20,137,925
100,365 (a),(b) PureCycle Technologies, Inc 750,730
10,213 Quaker Chemical Corp 1,387,845
18,921 (a) Ramaco Resources, Inc 280,977
26,667 (a) Ranpak Holdings Corp 135,735
45,966 (a) Rayonier Advanced Materials, Inc 436,217
42,914 Reliance Steel & Aluminum Co 15,556,325
70,371 Royal Gold, Inc 16,423,184
114,811 RPM International, Inc 11,698,093
41,358 Ryerson Holding Corp 1,146,030
44,666 Schweitzer-Mauduit International, Inc 414,500
33,970 Scotts Miracle-Gro Co (Class A) 2,129,919
36,069 Sensient Technologies Corp 4,098,881
191,447 Sherwin-Williams Co 61,571,270
85,766 Silgan Holdings, Inc 3,477,811
459,806 Smurfit WestRock plc 17,651,952
136,720 Solstice Advanced Materials, Inc 11,204,204
82,497 Sonoco Products Co 4,121,550
75,527 Southern Copper Corp 12,967,231
124,635 (a) SSR Mining, Inc 3,590,734
110,140 Steel Dynamics, Inc 25,184,612
25,961 Stepan Co 1,298,829
63,582 (a) SunCoke Energy, Inc 433,629
28,012 Sylvamo Corp 1,196,953
33,895 (a) TimkenSteel Corp 652,140
20,128 (a) Tredegar Corp 193,229
33,236 (a) Trimas Corp 1,230,397
49,171 Tronox Holdings plc 491,218
4,104 (a) United States Lime & Minerals, Inc 441,878
141,721 (a),(b) US Antimony Corp 1,702,069
153,215 (a),(b) USA Rare Earth, Inc 3,978,994
6,706 Valhi, Inc 100,925
110,725 Vulcan Materials Co 33,410,162
51,486 (a) Warrior Met Coal, Inc 4,626,017
24,961 Westlake Chemical Corp 2,877,504
25,493 Worthington Steel, Inc 979,696
TOTAL MATERIALS 1,350,445,737
MEDIA & ENTERTAINMENT - 9.5%
3,294 (a),(b) Advantage Solutions, Inc 112,885
3,968,696 Alphabet, Inc 1,515,803,750
4,873,996 Alphabet, Inc (Class A) 1,875,513,661
196,403 (a) Altice USA, Inc 310,317
355,450 (a) AMC Entertainment Holdings, Inc 540,284
24,092 (a) AMC Networks, Inc 204,541
30,739 (a) Angi, Inc 225,624
37,144 (a) Atlanta Braves Holdings, Inc 1,835,285
6,240 (a),(b) Atlanta Braves Holdings, Inc 330,221
12,889 (a) Boston Omaha Corp 154,926
118,463 (a) Bumble, Inc 491,621
5,894 Cable One, Inc 539,242
74,154 (a) Cargurus, Inc 2,703,655
51,546 (a) Cars.com, Inc 566,491
70,943 (a) Charter Communications, Inc 11,717,655
83,977 Cinemark Holdings, Inc 2,479,001
3,037,134 Comcast Corp (Class A) 82,124,103
463 (a) Daily Journal Corp 244,816
131,620 (a) DoubleVerify Holdings, Inc 1,450,452
113,650 (a) EchoStar Corp (Class A) 13,994,861
210,361 Electronic Arts, Inc 42,570,756

Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
40,695 Entravision Communications Corp (Class A) $ 153,420
14,452 (a) EverQuote, Inc 208,398
178,659 Fox Corp (Class A) 11,343,060
103,155 Fox Corp (Class B) 5,881,898
20,779 (a),(b) fuboTV, Inc 255,997
101,683 (a) Gannett Co, Inc 735,168
73,883 Gray Television, Inc 416,700
13,917 (a) Grindr, Inc 186,070
58,540 (a) IAC, Inc 2,608,542
22,055 (a),(b) Ibotta, Inc 776,336
38,295 (a) IMAX Corp 1,455,976
21,119 John Wiley & Sons, Inc (Class A) 864,401
102,267 (a) Liberty Broadband Corp 3,936,257
19,110 (a) Liberty Broadband Corp (Class A) 734,397
18,419 (a) Liberty Media Corp-Liberty Formula One (Class A) 1,458,785
181,385 (a) Liberty Media Corp-Liberty Formula One (Class C) 15,590,041
166,827 (a) Lionsgate Studios Corp 2,075,328
131,147 (a) Live Nation, Inc 20,713,357
35,652 (a) Madison Square Garden Entertainment Corp 2,385,832
14,346 (a) Madison Square Garden Sports Corp 4,912,931
115,770 (a) Magnite, Inc 1,483,593
25,051 Marcus Corp 441,399
181,397 Match Group, Inc 6,787,876
13,002 (a) MediaAlpha, Inc 110,647
1,830,766 Meta Platforms, Inc 1,120,264,023
3,553,992 (a) Netflix, Inc 332,689,191
135,279 New York Times Co (Class A) 10,691,099
351,860 News Corp (Class A) 9,260,955
96,805 News Corp (Class B) 2,950,616
27,272 Nexstar Media Group, Inc 5,676,394
132,182 (a) Nextdoor Holdings, Inc 211,491
80,386 (a),(b) NIQ Global Intelligence PLC 878,619
268,823 Omnicom Group, Inc 20,624,101
491,207 (a) Pinterest, Inc 9,657,130
62,279 (a) Playstudios, Inc 25,852
38,114 Playtika Holding Corp 139,307
32,801 (a) PubMatic, Inc 320,794
41,777 (a) QuinStreet, Inc 533,075
104,924 (a) Reddit, Inc 15,447,961
521,748 (a) ROBLOX Corp 28,831,794
114,438 (a) Roku, Inc 13,338,893
62,507 (a),(b) Rumble, Inc 470,678
22,808 Scholastic Corp 920,531
17,431 Shutterstock, Inc 281,859
37,785 (a) Sinclair, Inc 587,557
172,271 Sirius XM Holdings, Inc 4,640,981
19,709 (a) Sphere Entertainment Co 2,807,547
129,814 (a) Spotify Technology S.A. 57,968,442
46,887 (a),(b) Stagwell, Inc 293,981
11,121 (a) Starz Entertainment Corp 203,959
147,772 (a) Take-Two Interactive Software, Inc 31,587,743
19,479 (a),(b) TechTarget, Inc 111,809
19,993 (a) Thryv Holdings, Inc 71,575
55,779 TKO Group Holdings, Inc 10,379,914
119,659 (a) TripAdvisor, Inc 1,331,805
139,169 (a) Trump Media & Technology Group Corp 1,273,396
121,485 Versant Media Group, Inc 4,882,482
1,478,604 Walt Disney Co 153,405,165
1,954,483 (a) Warner Bros Discovery, Inc 52,868,765
57,155 (a) Yelp, Inc 1,577,478
40,080 (a) Ziff Davis, Inc 1,834,061
62,747 (a) ZipRecruiter, Inc 183,221

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
272,286 (a) ZoomInfo Technologies, Inc $ 1,701,788
TOTAL MEDIA & ENTERTAINMENT 5,540,356,588
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.8%
84,774 (a) 10X Genomics, Inc 1,869,267
31,354 (a) 4D Molecular Therapeutics, Inc 278,110
1,485,673 AbbVie, Inc 313,952,418
172,645 (a) Absci Corp 858,909
89,817 (a) Acadia Pharmaceuticals, Inc 2,016,392
120,601 (a) Adaptive Biotechnologies Corp 1,700,474
220,163 (a) ADMA Biologics, Inc 2,256,671
244,141 Agilent Technologies, Inc 28,210,493
42,864 (a) Agios Pharmaceuticals, Inc 1,200,192
213,305 (a) Akebia Therapeutics, Inc 294,361
42,752 (a) Alector, Inc 101,322
132,367 (a) Alkermes plc 4,462,092
50,661 (a) Allogene Therapeutics, Inc 107,908
105,104 (a) Alnylam Pharmaceuticals, Inc 32,528,637
99,727 (a) Altimmune, Inc 259,290
67,053 (a) Alumis, Inc 1,655,539
452,799 Amgen, Inc 156,781,654
180,824 (a) Amneal Pharmaceuticals, Inc 2,327,205
29,234 (a) Amphastar Pharmaceuticals, Inc 641,979
65,609 (a) Amylyx Pharmaceuticals, Inc 1,049,744
15,596 (a) AnaptysBio, Inc 1,025,125
46,081 (a) Anavex Life Sciences Corp 153,911
17,001 (a) ANI Pharmaceuticals, Inc 1,350,729
11,088 (a) Anika Therapeutics, Inc 138,046
119,321 (a) Annexon, Inc 700,414
90,649 (a) Apellis Pharmaceuticals, Inc 3,712,077
32,019 (a) Apogee Therapeutics, Inc 2,654,055
102,535 (a),(b) Aquestive Therapeutics, Inc 420,393
64,040 (a) Arbutus Biopharma Corp 268,968
18,944 (a),(b) Arcturus Therapeutics Holdings, Inc 163,297
108,268 (a) Arcus Biosciences, Inc 2,760,834
106,143 (a) Arcutis Biotherapeutics, Inc 2,464,640
188,612 (a) Ardelyx, Inc 1,193,914
15,699 (a),(b) ArriVent Biopharma, Inc 488,082
110,339 (a) Arrowhead Pharmaceuticals, Inc 8,107,710
64,997 (a),(b) ARS Pharmaceuticals, Inc 536,875
54,525 (a) Arvinas, Inc 539,797
148,672 (a) Atea Pharmaceuticals, Inc 819,183
9,612 (a) Atrium Therapeutics, Inc 122,745
79,398 (a) aTyr Pharma, Inc 64,106
22,361 (a) Aura Biosciences, Inc 157,645
105,444 (a) Aurinia Pharmaceuticals, Inc 1,622,256
577,851 (a) Avantor, Inc 4,680,593
25,272 (a),(b) Avita Medical, Inc 109,175
34,772 (a) Axsome Therapeutics, Inc 7,223,883
103,476 (a) Beam Therapeutics, Inc 3,138,427
159,242 (a) BioCryst Pharmaceuticals, Inc 1,458,657
125,832 (a) Biogen, Inc 23,817,481
63,044 (a) Biohaven Ltd 604,592
18,078 (a) BioLife Solutions, Inc 381,084
170,649 (a) BioMarin Pharmaceutical, Inc 9,199,688
18,718 (a) Bio-Rad Laboratories, Inc (Class A) 5,243,286
132,217 Bio-Techne Corp 7,314,244
132,364 (a) Bridgebio Pharma, Inc 9,412,404
1,711,450 Bristol-Myers Squibb Co 103,696,755
57,140 (a) Brooks Automation, Inc 1,403,930
89,601 Bruker BioSciences Corp 3,289,253
39,942 (a),(b) Candel Therapeutics, Inc 246,842
36,033 (a) Capricor Therapeutics, Inc 1,209,988

Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
36,881 (a) CareDx, Inc $ 767,494
77,115 (a),(b) Caris Life Sciences, Inc 1,465,185
137,803 (a) Catalyst Pharmaceuticals, Inc 3,876,398
28,691 (a) Celcuity, Inc 3,481,653
51,072 (a) Celldex Therapeutics, Inc 1,679,247
47,781 (a) CG oncology, Inc 3,188,904
42,923 (a) Charles River Laboratories International, Inc 7,166,853
62,303 (a),(d) Chinook Therapeutics, Inc 623
183,067 (a) Codexis, Inc 516,249
115,548 (a) Cogent Biosciences, Inc 4,135,463
27,690 (a) Collegium Pharmaceutical, Inc 933,984
121,096 (a) Compass Therapeutics, Inc 214,340
80,250 (a) Corcept Therapeutics, Inc 3,733,230
74,114 (a),(b) CorMedix, Inc 562,525
62,933 (a) Corvus Pharmaceuticals, Inc 955,952
74,805 (a) Crinetics Pharmaceuticals, Inc 2,900,938
67,196 (a) CRISPR Therapeutics AG. 3,517,039
30,111 (a) CryoPort, Inc 308,939
112,127 (a) Cullinan Oncology, Inc 1,463,257
94,993 (a) Cytek Biosciences, Inc 433,168
93,614 (a) Cytokinetics, Inc 5,988,488
529,089 Danaher Corp 94,680,477
63,423 (a) Definium Therapeutics, Inc 1,387,695
103,695 (a) Denali Therapeutics, Inc 1,941,170
91,965 (a) Design Therapeutics, Inc 1,250,724
15,633 (a) Disc Medicine, Inc 1,030,996
161,324 (a) Dyne Therapeutics, Inc 2,831,236
76,290 (a) Edgewise Therapeutics, Inc 2,361,938
77,314 (a) Editas Medicine, Inc 231,942
413,130 (a) Elanco Animal Health, Inc 9,241,718
671,771 Eli Lilly & Co 627,837,177
39,526 (a) Emergent Biosolutions, Inc 325,299
16,764 (a) Enanta Pharmaceuticals, Inc 232,852
20,222 (a) Enliven Therapeutics, Inc 833,753
21,320 (a) Entrada Therapeutics, Inc 287,820
68,196 (a) Erasca, Inc 726,287
168,728 (a),(b) Esperion Thereapeutics, Inc 337,456
25,692 (a) Eton Pharmaceuticals, Inc 619,691
22,153 (a),(b) Evolus, Inc 119,405
205,706 (a) Exelixis, Inc 9,145,689
80,769 (a) EyePoint Pharmaceuticals, Inc 1,066,151
130,106 (a) Fate Therapeutics, Inc 162,632
15,596 (a) First Tracks Biotherapeutics, Inc 362,919
236,043 (a) Fluidigm Corp 219,213
14,497 (a) Foghorn Therapeutics, Inc 68,861
77,135 (a) Fortrea Holdings, Inc 887,052
57,353 (a) Fulcrum Therapeutics, Inc 408,927
738,777 (a) Geron Corp 1,137,717
1,044,646 Gilead Sciences, Inc 136,681,483
124,811 (a),(b) Ginkgo Bioworks Holdings, Inc 1,055,901
22,749 (a) GRAIL, Inc 1,239,365
106,726 (a) Halozyme Therapeutics, Inc 6,794,177
23,012 (a) Harmony Biosciences Holdings, Inc 719,355
21,795 (a),(b) Harrow Health, Inc 883,351
137,657 (a),(b) Heron Therapeutics, Inc 165,188
80,681 (a),(b) Humacyte, Inc 67,917
67,255 (a) Ideaya Biosciences, Inc 1,957,120
128,927 (a) Illumina, Inc 16,340,208
240,031 (a),(b) ImmunityBio, Inc 1,704,220
91,124 (a) Immunome, Inc 2,090,385
38,413 (a),(b) Immunovant, Inc 1,042,721
127,842 (a) Incyte Corp 12,179,507

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
97,011 (a) Indivior Pharmaceuticals, Inc $ 3,568,065
5,151 (a) Inhibrx Biosciences, Inc 665,561
20,258 (a),(d) Inhibrx, Inc 13,117
50,189 (a) Innoviva, Inc 1,153,845
175,962 (a) Insmed, Inc 23,988,899
87,925 (a) Intellia Therapeutics, Inc 1,185,229
129,890 (a) Ionis Pharmaceuticals, Inc 9,710,576
394,635 (a) Iovance Biotherapeutics, Inc 1,325,974
144,757 (a) IQVIA Holdings, Inc 22,925,166
676 (a) Jade Biosciences, Inc 16,494
41,621 (a) Janux Therapeutics, Inc 598,094
44,834 (a) Jazz Pharmaceuticals plc 9,102,199
2,018,058 Johnson & Johnson 463,850,631
16,870 (a),(b) KalVista Pharmaceuticals, Inc 449,754
26,276 (a) Keros Therapeutics, Inc 292,189
27,388 (a) Kodiak Sciences, Inc 1,190,830
19,919 (a) Krystal Biotech, Inc 5,223,957
46,910 (a) Kura Oncology, Inc 414,215
48,624 (a) Kymera Therapeutics, Inc 3,941,948
37,235 (a) Larimar Therapeutics, Inc 151,174
16,872 (a),(b) LENZ Therapeutics, Inc 151,511
104,436 (a) Lexeo Therapeutics, Inc 594,763
16,162 (a) Ligand Pharmaceuticals, Inc (Class B) 3,708,371
62,799 (a) Liquidia Corp 2,462,349
15,782 (a) Madrigal Pharmaceuticals, Inc 8,165,449
39,966 (a) Magenta Therapeutics, Inc 3,509,015
183,865 (a) MannKind Corp 520,338
85,989 (a) Maravai LifeSciences Holdings, Inc 316,439
70,119 (a) MaxCyte, Inc 61,705
25,399 (a) Maze Therapeutics, Inc 675,105
32,920 (a) MBX Biosciences, Inc 994,842
18,592 (a) Medpace Holdings, Inc 7,783,727
77,592 (a) MeiraGTx Holdings plc 715,398
2,084,527 Merck & Co, Inc 227,588,658
3,607 (a) Mesa Laboratories, Inc 360,700
16,739 (a) Mettler-Toledo International, Inc 21,369,175
82,525 (a) MiMedx Group, Inc 277,284
49,649 (a) Mineralys Therapeutics, Inc 1,323,146
30,420 (a) Mirum Pharmaceuticals, Inc 2,960,170
306,813 (a) Moderna, Inc 14,094,989
31,776 (a) Monte Rosa Therapeutics, Inc 608,510
64,925 (a) Myriad Genetics, Inc 308,394
110,570 (a) Natera, Inc 22,795,111
82,521 (a) Neurocrine Biosciences, Inc 10,865,540
8,852 (a),(b) Neurogene, Inc 230,949
34,840 (a) Nkarta, Inc 96,507
118,578 (a),(b) Novavax, Inc 939,731
50,087 (a) Nurix Therapeutics, Inc 836,453
41,800 (a) Nuvalent, Inc 4,191,704
162,734 (a) Nuvation Bio, Inc 724,166
154,181 (a) Ocular Therapeutix, Inc 1,444,676
47,813 (a) Olema Pharmaceuticals, Inc 688,985
59,977 (a),(b) Omeros Corp 875,664
4,311 (a),(d) OmniAb Operations, Inc 43
4,311 (a),(d) OmniAb Operations, Inc 43
54,791 (a) OmniAb, Inc 76,159
66,018 (a) Organogenesis Holdings, Inc 155,142
220,680 (a) Organon & Co 2,924,010
62,694 (a) ORIC Pharmaceuticals, Inc 619,417
34,932 (a) Oruka Therapeutics, Inc 2,389,698
587,980 (a),(b) Pacific Biosciences of California, Inc 934,888
33,266 (a) Pacira BioSciences, Inc 847,950

Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
10,185 (a) Palvella Therapeutics, Inc $ 1,306,939
97,268 (a) PerkinElmer, Inc 8,425,354
128,189 Perrigo Co plc 1,517,758
247,696 (a) Personalis, Inc 1,367,282
193,329 (a) Perspective Therapeutics, Inc 753,983
4,793,579 Pfizer, Inc 127,988,559
54,024 (a) Phathom Pharmaceuticals, Inc 605,069
15,382 Phibro Animal Health Corp 818,015
21,931 (a) Praxis Precision Medicines, Inc 6,992,261
298,671 (a) Precigen, Inc 1,242,471
39,622 (a) Prestige Consumer Healthcare, Inc. 2,231,511
124,002 (a) Prime Medicine, Inc 439,587
47,242 (a) Protagonist Therapeutics, Inc 4,675,541
31,537 (a) Prothena Corp plc 348,799
64,540 (a) PTC Therapeutics, Inc 4,198,972
155,566 QIAGEN NV 5,379,472
22,869 (a) Quanterix Corp 71,580
227,532 (a),(b) Quantum-Si, Inc 223,118
33,205 (a) Rapport Therapeutics, Inc 1,100,082
294,202 (a),(b) Recursion Pharmaceuticals, Inc 1,017,939
85,231 Regeneron Pharmaceuticals, Inc 60,263,431
27,882 (a) REGENXBIO, Inc 250,102
102,424 (a) Relay Therapeutics, Inc 1,327,415
44,123 (a) Repligen Corp 5,220,192
143,138 (a) REVOLUTION Medicines, Inc 20,629,049
45,125 (a) Rhythm Pharmaceuticals, Inc 3,671,370
31,173 (a) Rigel Pharmaceuticals, Inc 900,900
54,862 (a) Rocket Pharmaceuticals, Inc 190,920
380,966 (a) Roivant Sciences Ltd 10,868,960
326,739 Royalty Pharma plc 16,366,356
104,083 (a) Sana Biotechnology, Inc 342,433
78,617 (a) Sarepta Therapeutics, Inc 1,641,523
84,078 (a) Savara, Inc 440,569
76,530 (a) Scholar Rock Holding Corp 3,567,063
11,210 (a) Selecta Biosciences, Inc 69,726
77,567 (a),(b) SELLAS Life Sciences Group, Inc 383,957
47,345 SIGA Technologies, Inc 217,787
37,467 (a) Soleno Therapeutics, Inc 1,979,007
314,276 (a) Solid Biosciences, Inc 2,281,644
166,250 (a) Sotera Health Co 2,586,850
60,818 (a) Spyre Therapeutics, Inc 4,527,900
42,791 (a) Stoke Therapeutics, Inc 1,400,122
102,422 (a),(b) Summit Therapeutics, Inc 2,197,976
35,378 (a) Supernus Pharmaceuticals, Inc 1,698,144
62,553 (a) Syndax Pharmaceuticals, Inc 1,340,511
84,735 (a),(b) Tango Therapeutics, Inc 1,831,971
33,450 (a) Tarsus Pharmaceuticals, Inc 2,127,754
228,660 (a) Taysha Gene Therapies, Inc 1,461,137
75,287 (a),(b) Tempus AI, Inc 4,176,923
61,245 (a) Terns Pharmaceuticals, Inc 3,241,698
121,882 (a) TG Therapeutics, Inc 4,117,174
38,838 (a) Theravance Biopharma, Inc 650,148
317,586 Thermo Fisher Scientific, Inc 152,110,991
68,521 (a),(b) Tonix Pharmaceuticals Holding Corp 885,977
78,370 (a) Travere Therapeutics, Inc 3,300,944
63,332 (a) Trevi Therapeutics, Inc 871,448
54,497 (a) Twist Bioscience Corp 3,185,350
15,373 (a) Tyra Biosciences, Inc 534,212
64,700 (a) Ultragenyx Pharmaceutical, Inc 1,597,443
36,086 (a) United Therapeutics Corp 20,617,736
28,718 (a) Upstream Bio, Inc 263,631
34,807 (a) UroGen Pharma Ltd 829,451

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
43,089 (a) Vanda Pharmaceuticals, Inc $ 305,932
110,016 (a) Vaxcyte, Inc 6,297,316
37,020 (a) Vera Therapeutics, Inc 1,318,282
50,310 (a) Veracyte, Inc 1,656,205
125,896 (a) Verastem, Inc 687,392
34,909 (a) Vericel Corp 1,212,390
213,624 (a) Vertex Pharmaceuticals, Inc 91,298,625
969,325 Viatris, Inc 14,481,715
86,815 (a) Viking Therapeutics, Inc 2,706,892
56,963 (a) Vir Biotechnology, Inc 581,877
70,273 (a) Viridian Therapeutics, Inc 947,280
29,084 (a) Voyager Therapeutics, Inc 108,483
83,982 (a) Waters Corp 25,969,754
96,878 (a) WaVe Life Sciences Ltd 683,959
60,860 West Pharmaceutical Services, Inc 18,111,327
43,005 (a) Xencor, Inc 513,050
71,315 (a) Xenon Pharmaceuticals, Inc 3,996,493
162,174 (a) Xeris Biopharma Holdings, Inc 993,316
27,808 (a) Zenas Biopharma, Inc 537,251
65,521 (a) Zevra Therapeutics, Inc 666,349
371,466 Zoetis, Inc 42,707,446
48,554 (a) Zymeworks, Inc 1,337,177
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,388,340,854
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
251,897 (a) CBRE Group, Inc 35,953,259
529,732 (a) Compass, Inc 4,010,071
350,494 (a) CoStar Group, Inc 12,130,597
173,763 (a) Cushman & Wakefield Ltd 2,439,633
53,434 eXp World Holdings, Inc 332,360
23,420 (a) Forestar Group, Inc 661,849
12,426 (a) FRP Holdings, Inc 261,070
33,143 (a) Howard Hughes Holdings, Inc 2,063,815
40,980 (a) Jones Lang LaSalle, Inc 13,036,967
162,068 Kennedy-Wilson Holdings, Inc 1,766,541
21,258 Marcus & Millichap, Inc 590,760
18,553 (a) Maui Land & Pineapple Co, Inc 287,943
140,361 Newmark Group, Inc 2,262,619
22,706 (a) Re/Max Holdings, Inc 242,954
85,532 (a) Real Brokerage, Inc 179,617
11,921 RMR Group, Inc 212,313
3,682 (a),(b) Seaport Entertainment Group, Inc 82,072
38,090 St. Joe Co 2,459,471
23,699 (a) Tejon Ranch Co 463,789
44,932 (a) Zillow Group, Inc (Class A) 2,004,417
139,283 (a) Zillow Group, Inc (Class C) 6,184,165
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 87,626,282
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.9%
37,640 (a) ACM Research, Inc 1,945,612
1,350,441 (a) Advanced Micro Devices, Inc 478,717,830
22,649 (a) Aehr Test Systems 2,051,093
111,002 (a) Allegro MicroSystems, Inc 5,383,597
15,864 (a) Alpha & Omega Semiconductor Ltd 688,974
29,577 (a) Ambarella, Inc 2,034,898
101,524 Amkor Technology, Inc 7,081,299
410,253 Analog Devices, Inc 165,028,372
666,090 Applied Materials, Inc 262,765,844
105,756 (a) Astera Labs, Inc 20,594,923
27,686 (a) Axcelis Technologies, Inc 3,851,399
3,872,338 Broadcom, Inc 1,616,430,051
17,315 (a) Ceva, Inc 528,800
48,645 (a) Cirrus Logic, Inc 7,933,027
45,550 (a) Cohu, Inc 2,156,792

Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
134,409 (a) Credo Technology Group Holding Ltd $ 23,388,510
41,751 (a) Diodes, Inc 4,473,620
114,269 (a) Enphase Energy, Inc 3,766,306
126,435 Entegris, Inc 17,875,380
84,187 (a) First Solar, Inc 16,996,513
64,578 (a) Formfactor, Inc 8,778,088
95,974 (a) GLOBALFOUNDRIES, Inc 6,199,920
21,035 (a) Ichor Holdings Ltd 1,387,679
21,228 (a) Impinj, Inc 3,076,362
122,711 (a),(b) indie Semiconductor, Inc 553,427
3,700,326 (a) Intel Corp 349,606,800
109,905 KLA Corp 192,372,217
47,896 Kulicke & Soffa Industries, Inc 4,095,108
1,052,995 Lam Research Corp 271,525,291
118,590 (a) Lattice Semiconductor Corp 14,501,185
53,905 (a) MACOM Technology Solutions Holdings, Inc 15,180,187
712,372 Marvell Technology, Inc 117,648,236
54,750 (a) MaxLinear, Inc 3,873,563
431,667 Microchip Technology, Inc 40,106,181
936,827 Micron Technology, Inc 484,489,451
54,844 MKS Instruments, Inc 15,561,985
38,268 Monolithic Power Systems, Inc 61,780,242
168,849 (a) Navitas Semiconductor Corp 2,786,009
4,365 NVE Corp 361,378
19,623,402 Nvidia Corp 3,916,242,337
335,690 (a) ON Semiconductor Corp 33,840,909
42,110 (a) Onto Innovation, Inc 12,424,977
36,957 (a) PDF Solutions, Inc 1,583,607
36,362 (a) Penguin Solutions, Inc 1,105,768
50,728 (a) Photronics, Inc 2,510,021
47,228 Power Integrations, Inc 3,433,948
177,582 Qnity Electronics, Inc 24,978,684
73,175 (a) Qorvo, Inc 6,894,549
897,081 QUALCOMM, Inc 161,097,806
96,753 (a) Rambus, Inc 11,137,238
281,158 (a) Rigetti Computing, Inc 4,906,207
73,412 (a) Semtech Corp 7,711,931
28,687 (a) Silicon Laboratories, Inc 6,245,160
17,470 (a) SiTime Corp 9,820,761
38,518 (a) SkyWater Technology, Inc 1,228,724
128,519 Skyworks Solutions, Inc 9,018,178
30,752 (a) Synaptics, Inc 2,878,080
131,291 Teradyne, Inc 45,094,520
762,415 Texas Instruments, Inc 214,299,608
32,401 (a) Ultra Clean Holdings 2,532,138
42,449 Universal Display Corp 3,696,883
37,695 (a) Veeco Instruments, Inc 1,879,096
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 8,722,137,279
SOFTWARE & SERVICES - 8.5%
79,661 (a) 8x8, Inc 152,949
61,287 (a) A10 Networks, Inc 1,635,137
517,868 Accenture plc 92,548,190
99,107 (a) ACI Worldwide, Inc 4,283,405
86,643 Adeia, Inc 2,759,580
344,970 (a) Adobe, Inc 84,897,117
21,235 (a) Agilysys, Inc 1,360,314
114,847 (a) Akamai Technologies, Inc 11,826,944
40,623 (a) Alarm.com Holdings, Inc 1,804,067
50,289 (a),(b) Alkami Technology, Inc 793,560
95,845 Amdocs Ltd 6,198,296
70,076 (a) Amplitude, Inc 498,240
18,392 (a) Appfolio, Inc 3,073,119

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
29,718 (a) Appian Corp $ 617,837
165,575 (a) Applied Digital Corp 5,670,944
199,996 (a) AppLovin Corp 89,268,215
39,174 (a) Arteris, Inc 1,134,479
68,728 (a) Asana, Inc 434,361
43,040 (a) ASGN, Inc 908,144
136,555 (a) Atlassian Corp Ltd 9,366,307
33,759 (a) AudioEye, Inc 241,714
928,014 (a),(b) Aurora Innovation, Inc 5,456,722
175,524 (a) Autodesk, Inc 41,599,188
165,256 (a) AvePoint, Inc 1,611,246
145,227 (b) Bentley Systems, Inc 4,737,305
395,227 (a),(b) BigBear.ai Holdings, Inc 1,573,003
35,565 (a) BigCommerce Holdings, Inc 100,649
67,198 (a) BILL Holdings, Inc 2,553,524
105,684 (a),(b) Bit Digital, Inc 159,583
80,190 (a),(b) Bitdeer Technologies Group 905,345
42,595 (a) Blackbaud, Inc 1,583,256
45,305 (a) BlackLine, Inc 1,415,781
206,080 (a) Blend Labs, Inc 300,877
145,700 (a) Box, Inc 3,525,940
52,534 (a) Braze, Inc 1,157,324
102,792 (a) C3.ai, Inc 907,653
228,974 (a) Cadence Design Systems, Inc 75,467,541
439,410 (a) CCC Intelligent Solutions Holdings, Inc 2,302,508
28,176 (a) Cerence, Inc 256,402
239,199 (a),(b) Cipher Mining, Inc 4,243,390
95,526 (a) Circle Internet Group, Inc 8,681,403
238,238 (a) Cleanspark, Inc 2,985,122
71,763 Clear Secure, Inc 3,831,427
235,573 (a) Clearwater Analytics Holdings, Inc 5,700,867
263,324 (a) Cloudflare, Inc 53,973,520
404,994 Cognizant Technology Solutions Corp (Class A) 21,424,183
37,693 (a) Commvault Systems, Inc 3,727,084
10,991 (a) Consensus Cloud Solutions, Inc 284,447
243,168 (a) Core Scientific, Inc 4,863,360
207,932 (a) Crowdstrike Holdings, Inc 92,685,689
9,593 (a) CS Disco, Inc 41,538
257,335 (a) Datadog, Inc 34,017,114
10,009 (a),(b) Digimarc Corp 73,366
88,234 (a) Digital Turbine, Inc 311,466
59,961 (a) DigitalOcean Holdings, Inc 5,782,039
156,584 (a) DocuSign, Inc 7,201,298
51,293 Dolby Laboratories, Inc (Class A) 3,289,933
20,581 (a) Domo, Inc 73,268
162,824 (a) Dropbox, Inc 3,954,995
299,017 (a),(b) D-Wave Quantum, Inc 6,064,065
110,067 (a) DXC Technology Co 1,245,958
261,760 (a) Dynatrace, Inc 9,478,330
16,779 (a) eGain Corp 126,849
81,670 (a) Elastic NV 3,791,938
49,220 (a) EPAM Systems, Inc 5,600,252
11,437 (a) EverCommerce, Inc 132,097
19,590 (a) Fair Isaac Corp 20,079,750
138,879 (a) Fastly, Inc 3,507,389
58,249 (a) Five9, Inc 1,001,883
511,972 (a) Fortinet, Inc 43,164,359
161,298 (a) Freshworks, Inc 1,316,192
61,725 (a) Gartner, Inc 9,165,545
475,926 Gen Digital, Inc 9,180,613
111,076 (a) Gitlab, Inc 2,459,223
35,805 (a) Globant S.A. 1,476,240

Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
118,490 (a) GoDaddy, Inc $ 10,283,747
33,212 (a) Grid Dynamics Holdings, Inc 188,976
73,507 (a) Guidewire Software, Inc 10,172,634
37,859 Hackett Group, Inc 488,760
43,602 (a) HubSpot, Inc 9,669,180
88,754 (a) Hut 8 Corp 6,725,778
15,034 (a),(b) I3 Verticals, Inc 339,017
40,889 (a) Intapp, Inc 917,958
20,162 InterDigital, Inc 5,979,243
780,521 International Business Machines Corp 180,284,741
230,393 Intuit, Inc 89,507,680
185,175 (a) Kyndryl Holdings, Inc 2,559,118
12,740 (a),(b) Life360, Inc 548,967
49,355 (a) LiveRamp Holdings, Inc 1,442,647
52,515 (a) Manhattan Associates, Inc 7,241,293
320,067 (a),(b) Marathon Digital Holdings, Inc 3,837,603
6,218,569 Microsoft Corp 2,535,808,067
262,453 (a) MicroStrategy, Inc (Class A) 43,422,849
31,560 (a) Mitek Systems, Inc 440,578
66,198 (a) MongoDB, Inc 16,604,444
53,532 (a) N-able, Inc 277,296
75,454 (a) nCino OpCo, Inc 1,318,936
113,293 (a) NCR Corp 780,589
67,160 (a),(b) NextNav, Inc 1,244,475
227,295 (a) Nutanix, Inc 9,294,093
145,369 (a) Okta, Inc 10,706,427
50,203 (a) OneSpan, Inc 581,351
22,502 (a) Ooma, Inc 367,233
1,411,771 Oracle Corp 227,845,722
34,921 (a),(b) Pagaya Technologies Ltd 485,053
66,241 (a) PagerDuty, Inc 440,503
1,831,892 (a) Palantir Technologies, Inc 254,834,496
663,697 (a) Palo Alto Networks, Inc 119,014,146
29,460 (a),(b) PAR Technology Corp 395,942
76,100 Pegasystems, Inc 2,781,455
71,176 (a) Porch Group, Inc 685,425
99,148 (a) Procore Technologies, Inc 5,609,794
35,704 (a) Progress Software Corp 994,356
102,007 (a) PTC, Inc 13,903,554
48,159 (a) Q2 Holdings, Inc 2,444,069
34,432 (a) Qualys, Inc 2,993,174
46,710 (a) Rapid7, Inc 275,589
11,116 (a) Red Violet, Inc 416,072
394,265 (a),(b) Rezolve AI plc 1,013,261
39,175 (a) Rimini Street, Inc 133,587
62,626 RingCentral, Inc 2,518,818
287,879 (a) Riot Platforms, Inc 4,963,034
89,154 Roper Industries, Inc 31,632,731
113,434 (a) Rubrik, Inc 6,032,420
34,476 (a) SailPoint, Inc 393,716
767,472 Salesforce, Inc 135,481,832
261,532 (a) Samsara, Inc 7,516,430
243,051 (a) SentinelOne, Inc 3,441,602
878,823 (a) ServiceNow, Inc 77,608,859
275,711 (a) Snowflake, Inc 37,626,280
322,382 (a),(b) SoundHound AI, Inc 2,566,161
6,737 (a) SoundThinking, Inc 45,946
70,672 (a) Sprinklr, Inc 347,706
57,081 (a) Sprout Social, Inc 342,486
36,352 (a) SPS Commerce, Inc 2,040,074
160,706 (a) Synopsys, Inc 77,556,716
111,971 (a) Tenable Holdings, Inc 2,339,074

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
86,504 (a) Teradata Corp $ 2,279,380
245,739 (a),(b) Terawulf, Inc 5,339,908
362,980 (a) Trade Desk, Inc 8,562,698
187,604 (a) Trimble Inc 12,629,501
16,797 (a),(b) TSS, Inc 257,330
7,526 (a) Tucows, Inc 118,384
120,960 (a) Twilio, Inc 17,909,338
37,387 (a) Tyler Technologies, Inc 12,754,201
356,045 (a),(b) UiPath, Inc 3,667,263
47,130 (a) Unisys Corp 123,009
275,884 (a) Unity Software, Inc 7,288,855
84,196 (a) Varonis Systems, Inc 2,214,355
69,927 VeriSign, Inc 18,786,588
41,726 (a) Vertex, Inc 516,151
8,195 (a) Viant Technology, Inc 88,998
47,926 (a) Weave Communications, Inc 235,317
181,710 (a) Workday, Inc 22,241,304
50,183 (a) Workiva, Inc 2,683,787
31,002 (a) Xperi, Inc 207,403
83,428 (a) Yext, Inc 322,032
160,008 (a) Zeta Global Holdings Corp 2,947,347
209,028 (a) Zoom Video Communications, Inc 20,307,070
84,443 (a) Zscaler, Inc 11,035,011
TOTAL SOFTWARE & SERVICES 4,970,291,951
TECHNOLOGY HARDWARE & EQUIPMENT - 8.6%
64,194 (a) 908 Devices, Inc 438,445
84,935 (a) ADTRAN Holdings, Inc 1,502,500
28,873 Advanced Energy Industries, Inc 11,084,633
28,608 (a),(b) Aeva Technologies, Inc 457,442
1,024,431 Amphenol Corp (Class A) 150,867,953
12,079,244 (c) Apple, Inc 3,277,702,859
53,011 (a) Applied Optoelectronics, Inc 8,712,888
865,796 (a) Arista Networks, Inc 149,531,627
60,763 (a) Arlo Technologies, Inc 853,720
43,264 (a) Arrow Electronics, Inc 8,126,277
7,210 (a) Aviat Networks, Inc 165,325
71,689 Avnet, Inc 5,915,059
29,930 Badger Meter, Inc 3,618,836
8,682 Bel Fuse, Inc (Class B) 2,394,843
32,880 Belden CDT, Inc 3,698,342
28,220 Benchmark Electronics, Inc 2,315,451
58,384 (a) Calix, Inc 2,543,207
110,203 CDW Corp 15,087,893
118,621 (a) Ciena Corp 62,582,067
3,339,062 Cisco Systems, Inc 305,524,173
7,555 (a) Clearfield, Inc 218,264
154,431 Cognex Corp 8,572,465
147,087 (a) Coherent Corp 47,025,185
182,790 CommScope Holding Co, Inc 2,338,798
147,795 (b) CompoSecure, Inc 2,280,477
652,784 Corning, Inc 107,213,244
19,625 (a) Corsair Gaming, Inc 133,254
15,963 (a) CPI Card Group, Inc 282,705
39,244 Crane NXT Co 1,753,422
24,193 CTS Corp 1,381,420
61,186 (a) Daktronics, Inc 1,202,917
258,976 Dell Technologies, Inc 54,113,035
19,122 (a) Diebold Nixdorf, Inc 1,468,761
24,033 (a) Digi International, Inc 1,346,809
42,270 (a) Eastman Kodak Co 563,459
19,890 ePlus, Inc 1,684,484
87,325 (a) Evolv Technologies Holdings, Inc 628,740

Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
111,375 (a) Extreme Networks, Inc $ 2,460,274
42,928 (a) F5 Networks, Inc 13,904,379
28,956 (a) Fabrinet 19,790,557
313,181 (a) Flextronics International Ltd 28,671,721
91,300 (a) Harmonic, Inc 1,043,559
1,120,455 Hewlett Packard Enterprise Co 32,235,490
814,740 HP, Inc 16,995,476
26,287 Immersion Corp 161,139
10,483 Ingram Micro Holding Corp 322,562
20,060 (a) Insight Enterprises, Inc 1,462,374
280,935 (a),(b) IonQ, Inc 12,675,787
27,593 (a) IPG Photonics Corp 3,281,360
46,475 (a) Itron, Inc 3,894,605
88,644 Jabil Inc 29,916,464
141,943 (a) Keysight Technologies, Inc 49,667,275
14,555 (a) Kimball Electronics, Inc 393,131
62,192 (a) Knowles Corp 1,939,769
23,379 Littelfuse, Inc 9,449,090
59,624 (a) Lumentum Holdings, Inc 53,799,928
29,141 Methode Electronics, Inc 233,711
130,546 (a),(b) MicroVision, Inc 85,690
168,476 (a) Mirion Technologies, Inc 3,327,401
140,034 Motorola Solutions, Inc 61,479,127
28,519 Napco Security Technologies, Inc 1,333,263
172,637 NetApp, Inc 19,123,001
24,125 (a) Netgear, Inc 609,639
53,853 (a) Netscout Systems, Inc 1,814,846
31,561 (a) nLight, Inc 2,204,536
29,254 (a) Novanta, Inc 3,789,271
12,761 (a) OSI Systems, Inc 3,661,386
36,664 (a) Ouster, Inc 988,462
8,936 (a) PC Connection, Inc 569,581
22,178 (a) Plexus Corp 5,557,363
78,889 (a) Powerfleet, Inc 254,023
257,992 (a) Pure Storage, Inc 18,433,528
199,100 (a),(b) Quantum Computing, Inc 1,795,882
103,341 Ralliant Corp 4,695,815
57,111 (a) Ribbon Communications, Inc 150,773
15,857 (a) Rogers Corp 2,152,588
120,372 (a) SanDisk Corp 131,989,102
47,411 (a) Sanmina Corp 10,327,064
19,488 (a) Scansource, Inc 801,347
430,772 (a) Super Micro Computer, Inc 11,803,153
66,375 TD SYNNEX Corp 15,145,448
38,686 (a) Teledyne Technologies, Inc 24,985,353
75,636 (a) TTM Technologies, Inc 11,967,128
10,831 (a) Turtle Beach Corp 124,773
3,718 Ubiquiti, Inc 3,762,653
102,645 (a) Viasat, Inc 6,765,332
191,101 (a) Viavi Solutions, Inc 10,013,692
111,365 Vishay Intertechnology, Inc 3,226,244
9,277 (a) Vishay Precision Group, Inc 560,516
128,043 Vontier Corp 4,594,183
539,155 (a),(b) Vuzix Corp 1,552,766
285,781 Western Digital Corp 124,177,560
101,067 (b) Xerox Holdings Corp 227,401
45,000 (a) Zebra Technologies Corp (Class A) 10,181,700
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 5,031,861,220
TELECOMMUNICATION SERVICES - 0.8%
8,273 (a) Anterix, Inc 399,751
184,757 (a),(b) AST SpaceMobile, Inc 13,653,542
5,793,832 AT&T, Inc 151,392,830

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TELECOMMUNICATION SERVICES (continued)
5,746 ATN International, Inc $ 160,486
32,646 (a) Bandwidth, Inc 1,201,699
50,275 Cogent Communications Group, Inc 1,138,729
3,822 (a) GCI Liberty, Inc 133,235
20,453 (a) GCI Liberty, Inc 700,515
35,408 (a) Globalstar, Inc 2,914,078
43,943 (a) Gogo, Inc 183,682
14,896 IDT Corp 747,034
100,017 Iridium Communications, Inc 3,907,664
109,591 (a) Liberty Global Ltd 1,269,064
116,203 (a) Liberty Global Ltd 1,317,742
26,727 (a) Liberty Latin America Ltd (Class A) 217,023
116,967 (a) Liberty Latin America Ltd (Class C) 971,996
814,507 (a) Lumen Technologies, Inc 7,200,242
90,345 Millicom International Cellular S.A. 7,668,484
37,972 Shenandoah Telecom Co 597,300
30,616 Spok Holdings, Inc 327,285
90,052 Telephone and Data Systems, Inc 4,057,743
404,843 T-Mobile US, Inc 79,146,806
226,218 (a) Uniti Group, Inc 2,676,159
3,539,319 Verizon Communications, Inc 169,993,492
TOTAL TELECOMMUNICATION SERVICES 451,976,581
TRANSPORTATION - 1.4%
97,712 (a) Alaska Air Group, Inc 3,821,516
17,980 (a) Allegiant Travel Co 1,360,007
7,288 (a),(b) Amerco, Inc 374,312
547,806 (a) American Airlines Group, Inc 6,414,808
19,622 ArcBest Corp 2,503,179
15,910 (a) Avis Budget Group, Inc 2,874,460
99,598 CH Robinson Worldwide, Inc 18,107,912
9,556 (a) Costamare Bulkers Holdings Ltd 165,128
47,778 Costamare, Inc 794,070
30,292 Covenant Logistics Group, Inc 1,055,979
1,568,571 CSX Corp 71,260,181
535,287 Delta Air Lines, Inc 36,394,163
112,871 Expeditors International Washington, Inc 16,692,492
176,717 FedEx Corp 71,271,733
29,573 (a) Forward Air Corp 622,807
26,474 (a),(b) Frontier Group Holdings, Inc 96,101
121,096 FTAI Infrastructure, Inc 744,135
23,313 Genco Shipping & Trading Ltd 565,107
80,574 (a) GXO Logistics, Inc 4,603,193
63,440 Heartland Express, Inc 848,827
125,733 (a),(b) Hertz Global Holdings, Inc 799,662
49,962 Hub Group, Inc (Class A) 2,189,834
62,528 (a) JB Hunt Transport Services, Inc 15,727,668
307,566 (a) JetBlue Airways Corp 1,431,720
436,828 (a) Joby Aviation, Inc 4,014,449
47,910 (a) Kirby Corp 7,212,371
141,433 Knight-Swift Transportation Holdings, Inc 9,179,002
29,238 Landstar System, Inc 5,381,839
294,287 (a) Lyft, Inc (Class A) 4,164,161
47,385 Marten Transport Ltd 714,566
22,799 (a) Matson, Inc 3,976,830
189,752 Norfolk Southern Corp 59,929,374
154,515 Old Dominion Freight Line 32,823,621
5,176 (a) PAM Transportation Services, Inc 52,278
58,714 Pangaea Logistics Solutions Ltd 449,749
26,192 (a) Radiant Logistics, Inc 220,275
151,653 (a) RXO, Inc 3,028,510
29,550 Ryder System, Inc 7,498,903
35,058 Safe Bulkers, Inc 236,291

Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
22,707 (a) Saia, Inc $ 10,191,356
56,547 Schneider National, Inc 1,758,046
40,517 (a) Skywest, Inc 3,327,256
388,989 Southwest Airlines Co 14,750,463
23,927 (a) Sun Country Airlines Holdings, Inc 378,047
1,689,094 (a) Uber Technologies, Inc 126,023,303
90,262 U-Haul Holding Co 4,304,595
501,984 Union Pacific Corp 135,274,648
267,959 (a) United Airlines Holdings, Inc 24,116,310
611,615 United Parcel Service, Inc (Class B) 66,543,712
7,227 (b) Universal Truckload Services, Inc 174,026
47,602 Werner Enterprises, Inc 1,755,086
93,166 (a) XPO, Inc 20,508,632
TOTAL TRANSPORTATION 808,706,693
UTILITIES - 2.3%
489,758 AES Corp 7,077,003
214,453 Alliant Energy Corp 15,747,284
216,743 Ameren Corp 24,632,842
455,853 American Electric Power Co, Inc 62,502,005
33,442 American States Water Co 2,517,848
157,544 American Water Works Co, Inc 20,231,800
134,472 Atmos Energy Corp 25,546,991
49,731 Avista Corp 2,043,944
66,766 Black Hills Corp 5,026,812
105,743 Brookfield Infrastructure Corp 3,912,491
118,097 Brookfield Renewable Corp 4,282,197
98,758 (a),(b) Cadiz, Inc 427,622
53,961 California Water Service Group 2,279,313
530,960 Centerpoint Energy, Inc 23,176,404
23,108 Chesapeake Utilities Corp 2,914,381
26,156 Clearway Energy, Inc (Class A) 1,057,487
91,967 Clearway Energy, Inc (Class C) 3,711,788
242,668 CMS Energy Corp 18,622,342
304,004 Consolidated Edison, Inc 33,893,406
17,344 Consolidated Water Co, Inc 555,875
262,949 Constellation Energy Corp 82,303,037
731,035 Dominion Energy, Inc 47,151,758
175,393 DTE Energy Co 26,605,364
645,313 Duke Energy Corp 83,600,299
306,399 Edison International 21,291,667
375,772 Entergy Corp 44,307,277
235,794 Essential Utilities, Inc 9,007,331
190,713 Evergy, Inc 15,798,665
316,211 Eversource Energy 22,356,118
855,158 Exelon Corp 39,328,716
442,618 FirstEnergy Corp 21,033,207
28,877 Genie Energy Ltd 403,412
5,933 (a) Global Water Resources, Inc 42,184
45,210 (a) Hallador Energy Co 702,111
171,366 (a) Hawaiian Electric Industries, Inc 2,582,486
44,181 Idacorp, Inc 6,527,301
200,673 MDU Resources Group, Inc 4,521,163
44,642 MGE Energy, Inc 3,581,181
13,334 (a) Middlesex Water Co 678,434
50,710 (a),(b) Montauk Renewables, Inc 74,037
83,946 New Jersey Resources Corp 4,726,999
1,749,874 NextEra Energy, Inc 171,277,667
398,585 NiSource, Inc 19,243,684
37,292 Northwest Natural Holding Co 1,976,476
51,211 NorthWestern Corp 3,704,604
168,534 NRG Energy, Inc 26,220,520
163,373 OGE Energy Corp 7,972,602

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
UTILITIES (continued)
99,505 (a),(b) Oklo, Inc $ 7,214,112
55,179 ONE Gas, Inc 4,923,070
44,291 Ormat Technologies, Inc 5,089,036
34,701 Otter Tail Corp 3,096,717
1,841,258 PG&E Corp 30,601,708
100,049 Pinnacle West Capital Corp 10,377,082
83,716 PNM Resources, Inc 4,944,267
83,258 Portland General Electric Co 4,323,588
624,613 PPL Corp 23,385,511
419,451 Public Service Enterprise Group, Inc 34,252,369
16,316 (a) Pure Cycle Corp 188,287
14,383 RGC Resources, Inc 326,926
552,403 Sempra Energy 52,544,573
27,689 (b) SJW Corp 1,555,845
919,869 Southern Co 88,951,332
56,045 Southwest Gas Holdings Inc 5,271,032
35,656 Spire, Inc 3,251,114
39,448 (a) Talen Energy Corp 14,691,224
171,560 UGI Corp 6,191,600
17,655 (a) Unitil Corp 926,181
284,082 Vistra Corp 44,839,503
265,729 WEC Energy Group, Inc 31,340,078
491,967 Xcel Energy, Inc 40,808,663
21,124 York Water Co 613,018
TOTAL UTILITIES 1,346,884,971
TOTAL COMMON STOCKS
(Cost $18,679,179,162) 57,858,674,534
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
50,751 (d) AstraZeneca plc 02/20/29 15,733
27,694 (d) Chinook Therapeutics, Inc 01/02/30 277
65,113 (d) Novo Nordisk A.S. 02/25/26 42,323
330,579 (b),(d) Selecta Biosciences, Inc 03/20/24 59,504
4,598 (d) Tobira Therapeutics, Inc 276
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 118,113
TOTAL RIGHTS/WARRANTS
(Cost $110,339) 118,113
TOTAL LONG-TERM INVESTMENTS
(Cost $18,679,289,501) 57,858,792,647
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
69,853,488 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3.670%(f) 69,853,488
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $69,853,488) 69,853,488
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.7%
GOVERNMENT AGENCY DEBT - 0.3%
$ 5,000,000 Federal Agricultural Mortgage Corp Discount Notes 0 .000 05/21/26 4,989,529
10,000,000 Federal Farm Credit Discount Notes 0 .000 06/02/26 9,967,000
4,000,000 Federal Farm Credit Discount Notes 0 .000 07/28/26 3,964,449
10,000,000 Federal Farm Credit, 05 0 .000 05/26/26 9,974,072
10,000,000 Federal Farm Credit, 07 0 .000 07/14/26 9,925,104
3,500,000 Federal Home Loan Bank 0 .000 10/06/26 3,444,505
5,300,000 Federal Home Loan Bank (FHLB) 0 .000 05/06/26 5,296,829
24,223,000 Federal Home Loan Bank (FHLB) 0 .000 06/03/26 24,140,642
550,000 Federal Home Loan Bank (FHLB) 0 .000 06/09/26 547,800
8,000,000 Federal Home Loan Bank (FHLB) 0 .000 06/26/26 7,954,400

Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT AGENCY DEBT (continued)
$ 9,000,000 Federal Home Loan Bank (FHLB) 0 .000% 07/15/26 $ 8,931,695
25,000,000 Federal Home Loan Bank (FHLB) 0 .000 10/23/26 24,561,222
6,000,000 Federal Home Loan Bank Discount Notes 0 .000 05/13/26 5,992,222
12,500,000 Federal Home Loan Bank Discount Notes 0 .000 07/17/26 12,402,635
11,000,000 Federal Home Loan Bank Discount Notes 0 .000 07/22/26 10,908,827
3,800,000 Federal Home Loan Bank Discount Notes 0 .000 09/02/26 3,752,632
6,000,000 Federal Home Loan Bank Discount Notes 0 .000 09/11/26 5,919,823
5,250,000 Federal Home Loan Bank Discount Notes 0 .000 09/18/26 5,176,181
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 09/25/26 9,852,411
5,000,000 Federal National Mortgage Association Discount Notes 0 .000 05/08/26 4,996,011
TOTAL GOVERNMENT AGENCY DEBT 172,697,989
REPURCHASE AGREEMENT - 1.2%
716,320,000 (g) Fixed Income Clearing Corporation 3 .640 05/01/26 716,320,000
TOTAL REPURCHASE AGREEMENT 716,320,000
TREASURY DEBT - 0.2%
10,000,000 United States Treasury Bill 0 .000 05/05/26 9,996,067
10,100,000 United States Treasury Bill 0 .000 05/07/26 10,093,944
5,000,000 United States Treasury Bill 0 .000 05/14/26 4,993,532
12,500,000 United States Treasury Bill 0 .000 05/19/26 12,477,558
25,000,000 United States Treasury Bill 0 .000 05/28/26 24,933,062
20,000,000 United States Treasury Bill 0 .000 06/09/26 19,922,108
12,500,000 United States Treasury Bill 0 .000 06/30/26 12,424,388
10,000,000 United States Treasury Bill 0 .000 07/21/26 9,919,422
TOTAL TREASURY DEBT 104,760,081
TOTAL SHORT-TERM INVESTMENTS
(Cost $993,783,335) 993,778,070
TOTAL INVESTMENTS - 100.9%
(Cost $19,742,926,324) 58,922,424,205
OTHER ASSETS & LIABILITIES, NET - (0.9)% (525,672,960)
NET ASSETS - 100.0% $ 58,396,751,245
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $182,904,504.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 3.640% dated 4/30/26 to be repurchased at $716,392,428 on 5/1/26, collateralized by Government Agency Securities, with coupon rates
3.750%–4.000% and maturity dates 4/30/28–2/28/30, valued at $730,646,481.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 1,399 06/18/26  $ 501,454,692 $ 506,700,313 $ 5,245,621

Portfolios of Investments April 30, 2026
Large Cap Growth Index

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.0%
COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 3.3%
1,596,687 (a) Tesla, Inc $ 609,343,660
TOTAL AUTOMOBILES & COMPONENTS 609,343,660
BANKS - 0.4%
317,932 Bank of America Corp 16,996,645
186,691 Citigroup, Inc 23,892,714
2,015,461 (a) NU Holdings Ltd 29,183,875
3,973 Popular, Inc 597,261
13,484 Western Alliance Bancorp 1,099,486
TOTAL BANKS 71,769,981
CAPITAL GOODS - 4.9%
49,493 3M Co 7,251,714
41,745 Aaon, Inc 3,895,226
8,045 Allison Transmission Holdings, Inc 1,080,846
8,085 (a) Armstrong World Industries, Inc 1,377,603
45,775 (a) Axon Enterprise, Inc 18,390,564
63,606 (a) Boeing Co 14,567,682
8,982 BWX Technologies, Inc 1,943,615
3,729 Carlisle Cos, Inc 1,324,765
4,854 Carpenter Technology Corp 2,078,483
34,388 Caterpillar, Inc 30,609,103
21,241 Comfort Systems USA, Inc 39,088,750
60,340 (a) Core & Main, Inc 3,039,326
9,219 EMCOR Group, Inc 8,220,306
567,148 Fastenal Co 25,481,960
7,736 Ferguson Enterprises, Inc 2,071,005
60,757 FTAI Aviation Ltd 15,169,200
162,897 GE Vernova, Inc 176,492,384
627,594 General Electric Co 181,958,328
26,482 HEICO Corp 7,148,021
45,465 HEICO Corp (Class A) 9,503,094
241,938 Howmet Aerospace, Inc 58,800,611
57,235 Illinois Tool Works, Inc 14,767,202
32,051 (a) Karman Holdings, Inc 2,178,827
19,244 Lennox International, Inc 10,293,423
17,015 Leonardo DRS, Inc 691,319
22,640 (a) Loar Holdings, Inc 1,270,557
35,271 Lockheed Martin Corp 18,269,320
7,897 (a) Mastec, Inc 3,111,813
68,684 Quanta Services, Inc 49,986,155
3,793 (a) RBC Bearings, Inc 2,272,348
295,364 (a) Rocket Lab Corp 24,370,484
5,639 Rockwell Automation, Inc 2,305,843
1,999 Simpson Manufacturing Co, Inc 381,269
6,519 (a) SiteOne Landscape Supply, Inc 821,720
13,590 (a) StandardAero, Inc 337,847
134,507 Trane Technologies plc 66,250,078
5,516 TransDigm Group, Inc 6,398,450
229,541 Vertiv Holdings Co 75,401,923
22,473 W.W. Grainger, Inc 26,099,019
22,703 WillScot Mobile Mini Holdings Corp 513,996
TOTAL CAPITAL GOODS 915,214,179
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
225,577 Automatic Data Processing, Inc 47,808,789
68,150 Booz Allen Hamilton Holding Corp 5,300,025
65,119 Broadridge Financial Solutions, Inc 10,027,024
207,439 Cintas Corp 36,241,668
503,579 (a) Copart, Inc 16,673,501
13,285 Equifax, Inc 2,310,793

Large Cap Growth Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
89,962 (a) ExlService Holdings, Inc $ 2,867,989
6,158 KBR, Inc 230,863
63,212 Paychex, Inc 5,855,328
15,002 Paycom Software, Inc 1,901,654
27,953 (a) Paylocity Holding Corp 2,948,762
6,435 RB Global, Inc 671,170
177,556 (a) Rollins, Inc 9,895,196
37,818 Tetra Tech, Inc 1,222,278
63,016 Veralto Corp 5,558,011
51,313 Verisk Analytics, Inc 9,466,735
223,213 Waste Management, Inc 51,908,183
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 210,887,969
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6.9%
3,490,883 (a) Amazon.com, Inc 925,293,448
1,707 (a) Autozone, Inc 6,322,779
38,998 (a) Burlington Stores, Inc 12,479,750
81,203 (a) Carvana Co 32,140,148
133,229 (a) Chewy, Inc 3,386,681
801,024 (a) Coupang, Inc 16,004,460
31,557 (a) Etsy, Inc 2,030,377
20,318 (a) Floor & Decor Holdings, Inc 983,391
457,826 Home Depot, Inc 150,533,189
1,918 Lithia Motors, Inc (Class A) 556,450
9,349 Murphy USA, Inc 5,497,212
467,136 (a) O'Reilly Automotive, Inc 46,433,319
3,357 Pool Corp 716,115
822 (a) RH 108,471
37,647 Ross Stores, Inc 8,575,610
337,439 TJX Cos, Inc 52,893,563
326,050 Tractor Supply Co 11,444,355
6,498 (a) Ulta Beauty, Inc 3,492,545
66,508 (a) Valvoline, Inc 2,210,061
9,624 (a) Wayfair, Inc 615,262
10,110 Williams-Sonoma, Inc 1,832,033
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,283,549,219
CONSUMER DURABLES & APPAREL - 0.3%
9,052 (a),(b) BK LC Lux Finco 2 Sarl 350,675
88,652 (a) Deckers Outdoor Corp 9,060,234
37,311 (a) Lululemon Athletica, Inc 5,137,725
139,779 (a) On Holding AG. 4,977,530
1,644 Ralph Lauren Corp 589,604
7,051 (a) SharkNinja Global SPV Ltd 814,602
113,047 Tapestry, Inc 16,396,337
122,871 Tempur Sealy International, Inc 9,320,994
1,003 (a) TopBuild Corp 444,028
TOTAL CONSUMER DURABLES & APPAREL 47,091,729
CONSUMER SERVICES - 2.4%
251,999 (a) Airbnb, Inc 35,370,580
460,875 Booking Holdings, Inc 77,592,915
6,214 (a) Bright Horizons Family Solutions, Inc 504,018
213,241 Carnival Corp 5,653,019
62,320 (a) Cava Group, Inc 5,821,311
808,484 (a) Chipotle Mexican Grill, Inc (Class A) 27,480,371
5,780 (b) Choice Hotels International, Inc 572,682
32,403 Churchill Downs, Inc 3,272,379
65,701 Darden Restaurants, Inc 13,176,993
5,431 Domino's Pizza, Inc 1,843,390
220,151 (a) DoorDash, Inc 37,128,466
293,590 (a) DraftKings, Inc 6,846,519
23,942 (a) Duolingo, Inc 2,636,014
74,314 (a) Dutch Bros, Inc 4,273,798
69,567 Expedia Group, Inc 17,278,356

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
79,159 (a) Flutter Entertainment plc $ 8,543,631
4,330 (a) Grand Canyon Education, Inc 732,073
12,824 H&R Block, Inc 406,905
137,611 Hilton Worldwide Holdings, Inc 44,595,597
180,230 Las Vegas Sands Corp 9,842,360
102,697 Marriott International, Inc (Class A) 37,144,478
24,092 McDonald's Corp 7,073,170
246,902 (a) Norwegian Cruise Line Holdings Ltd 4,488,678
47,900 (a) Planet Fitness, Inc 3,193,493
131,195 (b) Restaurant Brands International, Inc 10,584,813
152,866 Royal Caribbean Cruises Ltd 40,319,936
91,192 Starbucks Corp 9,605,253
39,033 Texas Roadhouse, Inc (Class A) 6,283,923
11,804 Travel & Leisure Co 763,247
17,795 (b) Vail Resorts, Inc 2,263,168
108,728 (a) Viking Holdings Ltd 8,905,910
3,839 (b) Wendy's Co 26,719
14,909 Wingstop, Inc 2,445,971
37,484 Wyndham Hotels & Resorts, Inc 3,050,448
57,924 Yum! Brands, Inc 9,247,567
TOTAL CONSUMER SERVICES 448,968,151
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
7,285 (a) BJ's Wholesale Club Holdings, Inc 683,989
3,900 Casey's General Stores, Inc 3,206,385
267,809 Costco Wholesale Corp 271,700,265
11,757 (a) Performance Food Group Co 1,064,714
55,499 (a) Sprouts Farmers Market, Inc 4,542,593
155,245 Sysco Corp 11,598,354
262,121 Walmart, Inc 34,581,623
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 327,377,923
ENERGY - 0.4%
57,864 Cheniere Energy, Inc 15,909,707
9,076 HF Sinclair Corp 609,998
16,462 Phillips 66 2,949,167
67,876 Schlumberger Ltd 3,860,787
127,844 Targa Resources Corp 33,249,667
34,604 Texas Pacific Land Corp 15,352,757
38,967 Williams Cos, Inc 2,973,572
TOTAL ENERGY 74,905,655
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.4%
282,226 American Tower Corp 51,565,512
52,077 Lamar Advertising Co 7,178,294
12,542 Public Storage, Inc 3,793,328
43,382 Simon Property Group, Inc 8,837,347
14,300 Sun Communities, Inc 1,828,112
10,158 UDR, Inc 369,142
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 73,571,735
FINANCIAL SERVICES - 4.9%
98,684 (a) Affirm Holdings, Inc 6,343,408
29,957 Ally Financial, Inc 1,329,791
106,362 American Express Co 34,360,244
50,034 Ameriprise Financial, Inc 23,755,643
174,778 Apollo Global Management, Inc 22,497,424
114,310 Ares Management Corp 13,419,994
30,430 Bank of New York Mellon Corp 4,088,879
447,530 Blackstone, Inc 56,200,817
116,442 (a) Block, Inc 8,210,325
348,226 (a),(b) Blue Owl Capital, Inc 3,395,204
78,497 Brookfield Asset Management Ltd 3,768,641
89,545 Charles Schwab Corp 8,205,904
13,687 (a) Coinbase Global, Inc 2,570,008
42,341 (a) Corpay, Inc 12,976,246

Large Cap Growth Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
415 (a),(b) Credit Acceptance Corp $ 209,538
172,310 Equitable Holdings, Inc 7,271,482
1,423 Factset Research Systems, Inc 323,846
87,063 (a) Fiserv, Inc 5,454,497
8,562 (a),(b) Freedom Holding Corp 1,282,845
9,998 Goldman Sachs Group, Inc 9,235,853
14,905 Hamilton Lane, Inc 1,371,111
12,439 Houlihan Lokey, Inc 1,924,935
12,940 Interactive Brokers Group, Inc (Class A) 1,028,730
18,169 Jefferies Financial Group, Inc 876,109
104,815 KKR & Co, Inc 10,936,397
10,374 (a) Lazard, Inc 503,139
48,394 LPL Financial Holdings, Inc 16,169,887
485,382 Mastercard, Inc (Class A) 244,108,315
93,791 Moody's Corp 43,317,373
8,829 Morningstar, Inc 1,489,541
21,246 MSCI, Inc (Class A) 12,565,097
56,956 (a) Robinhood Markets, Inc 4,151,523
36,294 (a),(b) Shift4 Payments, Inc 1,607,098
16,535 SLM Corp 381,628
107,390 (a) SoFi Technologies, Inc 1,728,979
284,176 (a) Toast, Inc 8,104,700
81,228 TPG, Inc 3,543,165
5,319 Tradeweb Markets, Inc 602,377
68,515 UWM Holdings Corp 242,543
1,015,668 Visa, Inc (Class A) 335,007,933
2,088 (a) WEX, Inc 313,889
10,691 XP, Inc 204,840
TOTAL FINANCIAL SERVICES 915,079,898
FOOD, BEVERAGE & TOBACCO - 0.8%
100,779 (a) Celsius Holdings, Inc 3,383,151
1,146,525 Coca-Cola Co 90,300,309
4,653 Coca-Cola Consolidated Inc 954,191
10,214 (a) Darling International, Inc 656,045
6,487 (a) Freshpet, Inc 437,094
11,106 Hershey Co 2,062,829
419,048 (a) Monster Beverage Corp 32,296,029
113,529 PepsiCo, Inc 17,993,211
TOTAL FOOD, BEVERAGE & TOBACCO 148,082,859
HEALTH CARE EQUIPMENT & SERVICES - 1.7%
111,722 AmerisourceBergen Corp 34,411,493
151,646 (a) Boston Scientific Corp 8,736,326
73,866 Cardinal Health, Inc 14,247,274
748 Chemed Corp 317,885
12,633 Cigna Group 3,670,897
19,630 (a) DaVita, Inc 3,045,398
232,532 (a) DexCom, Inc 13,847,281
69,884 (a) Doximity, Inc 1,707,965
21,127 HCA, Inc 9,178,625
48,741 (a) IDEXX Laboratories, Inc 27,333,953
16,482 (a) Inspire Medical Systems, Inc 925,299
41,997 (a) Insulet Corp 7,229,364
212,974 (a) Intuitive Surgical, Inc 97,459,032
28,145 (a) Masimo Corp 5,021,912
68,834 McKesson Corp 56,113,477
13,433 (a) Molina Healthcare, Inc 2,614,330
22,167 (a) Penumbra, Inc 7,237,082
21,202 Resmed, Inc 4,533,200
52,897 Stryker Corp 16,669,432

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
70,531 (a) Veeva Systems, Inc $ 11,000,720
TOTAL HEALTH CARE EQUIPMENT & SERVICES 325,300,945
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
230,769 Colgate-Palmolive Co 19,698,442
69,375 Kimberly-Clark Corp 6,828,581
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 26,527,023
INSURANCE - 0.3%
116,795 Aon plc 36,399,162
18,148 (a) Brown & Brown, Inc 1,091,602
2,880 Everest Re Group Ltd 1,027,469
9,314 Gallagher (Arthur J.) & Co 1,922,410
13,535 Kinsale Capital Group, Inc 4,380,061
1,533 (a) Markel Corp 2,717,196
33,431 Marsh & McLennan Cos, Inc 5,606,713
17,738 Progressive Corp 3,570,305
62,260 (a),(b) Ryan Specialty Holdings, Inc 2,164,780
TOTAL INSURANCE 58,879,698
MATERIALS - 0.3%
34,883 AngloGold Ashanti PLC 3,269,584
1,138 Eagle Materials, Inc 239,105
35,990 Ecolab, Inc 9,378,994
55,380 (a),(b) James Hardie Industries plc 1,162,426
127,808 Sherwin-Williams Co 41,104,331
7,921 Steel Dynamics, Inc 1,811,216
TOTAL MATERIALS 56,965,656
MEDIA & ENTERTAINMENT - 12.8%
1,674,240 Alphabet, Inc 639,459,226
2,056,192 Alphabet, Inc (Class A) 791,222,682
41,695 (a) DoubleVerify Holdings, Inc 459,479
15,926 (a) Liberty Broadband Corp 612,992
4,443 (a) Liberty Media Corp-Liberty Formula One (Class A) 351,886
39,266 (a) Liberty Media Corp-Liberty Formula One (Class C) 3,374,913
96,555 (a) Live Nation, Inc 15,249,897
1,010,526 Meta Platforms, Inc 618,350,965
2,557,107 (a) Netflix, Inc 239,370,786
965 Nexstar Media Group, Inc 200,855
13,638 (a),(b) NIQ Global Intelligence PLC 149,063
167,572 (a) Pinterest, Inc 3,294,465
77,440 (a) Reddit, Inc 11,401,491
371,523 (a) ROBLOX Corp 20,530,361
8,594 (a) Roku, Inc 1,001,717
92,810 (a) Spotify Technology S.A. 41,444,305
37,371 (a) Take-Two Interactive Software, Inc 7,988,425
17,061 TKO Group Holdings, Inc 3,174,881
52,375 (a) Trump Media & Technology Group Corp 479,231
TOTAL MEDIA & ENTERTAINMENT 2,398,117,620
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.3%
1,068,904 AbbVie, Inc 225,880,793
76,174 (a) Alnylam Pharmaceuticals, Inc 23,575,091
239,386 Amgen, Inc 82,887,403
61,758 (a) Apellis Pharmaceuticals, Inc 2,528,990
242,097 Bristol-Myers Squibb Co 14,668,657
6,391 (a),(b) Caris Life Sciences, Inc 121,429
53,667 (a) Corcept Therapeutics, Inc 2,496,589
483,375 Eli Lilly & Co 451,762,275
129,893 (a) Exelixis, Inc 5,775,043
201,585 Gilead Sciences, Inc 26,375,381
69,978 (a) Halozyme Therapeutics, Inc 4,454,800
23,383 (a) Incyte Corp 2,227,698
119,271 (a) Insmed, Inc 16,260,215
90,571 (a) Ionis Pharmaceuticals, Inc 6,771,088
13,708 (a) Medpace Holdings, Inc 5,738,991

Large Cap Growth Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
78,682 (a) Natera, Inc $ 16,221,081
50,886 (a) Neurocrine Biosciences, Inc 6,700,160
4,286 (a) Repligen Corp 507,077
39,803 (a) Sarepta Therapeutics, Inc 831,087
32,644 (a) Sotera Health Co 507,941
66,729 (a),(b) Summit Therapeutics, Inc 1,432,004
54,211 (a),(b) Tempus AI, Inc 3,007,626
67,524 (a) Ultragenyx Pharmaceutical, Inc 1,667,168
153,138 (a) Vertex Pharmaceuticals, Inc 65,448,118
2,271 (a) Viking Therapeutics, Inc 70,810
19,152 (a) Waters Corp 5,922,373
212,199 Zoetis, Inc 24,396,519
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 998,236,407
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
19,707 (a) CBRE Group, Inc 2,812,780
29,576 (a) CoStar Group, Inc 1,023,625
7,434 (a) Jones Lang LaSalle, Inc 2,364,979
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 6,201,384
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 23.0%
568,381 (a) Advanced Micro Devices, Inc 201,485,381
135,763 Applied Materials, Inc 53,557,146
79,122 (a) Astera Labs, Inc 15,408,218
2,588,014 Broadcom, Inc 1,080,314,684
70,608 (a) Enphase Energy, Inc 2,327,240
14,476 Entegris, Inc 2,046,617
79,391 KLA Corp 138,962,037
757,567 Lam Research Corp 195,346,227
67,286 (a) Lattice Semiconductor Corp 8,227,732
8,973 (a) MACOM Technology Solutions Holdings, Inc 2,526,886
36,844 Marvell Technology, Inc 6,084,787
27,911 Monolithic Power Systems, Inc 45,059,797
12,394,490 Nvidia Corp 2,473,568,369
6,771 (a) Onto Innovation, Inc 1,997,851
147,210 QUALCOMM, Inc 26,435,972
224,353 Texas Instruments, Inc 63,061,141
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4,316,410,085
SOFTWARE & SERVICES - 14.8%
247,328 (a) Adobe, Inc 60,867,421
14,100 (a) Appfolio, Inc 2,355,969
143,851 (a) AppLovin Corp 64,207,894
98,480 (a) Atlassian Corp Ltd 6,754,743
130,216 (a) Autodesk, Inc 30,861,192
89,923 (b) Bentley Systems, Inc 2,933,288
164,629 (a) Cadence Design Systems, Inc 54,260,072
8,692 (a) Circle Internet Group, Inc 789,929
189,147 (a) Cloudflare, Inc 38,769,461
149,192 (a) Crowdstrike Holdings, Inc 66,502,334
187,639 (a) Datadog, Inc 24,803,999
86,694 (a) DocuSign, Inc 3,987,057
22,928 (a) Dropbox, Inc 556,921
181,686 (a) Dynatrace, Inc 6,578,850
59,712 (a) Elastic NV 2,772,428
11,431 (a) Fair Isaac Corp 11,716,775
373,332 (a) Fortinet, Inc 31,475,621
44,764 (a) Gartner, Inc 6,647,006
34,078 Gen Digital, Inc 657,365
87,156 (a) Gitlab, Inc 1,929,634
2,407 (a) Globant S.A. 99,241
79,674 (a) GoDaddy, Inc 6,914,906
51,276 (a) Guidewire Software, Inc 7,096,086
32,276 (a) HubSpot, Inc 7,157,526
164,742 Intuit, Inc 64,002,267

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
8,590 (a) Kyndryl Holdings, Inc $ 118,714
34,683 (a) Manhattan Associates, Inc 4,782,439
3,986,024 Microsoft Corp 1,625,420,867
11,476 (a) MicroStrategy, Inc (Class A) 1,898,704
4,297 (a) MongoDB, Inc 1,077,816
8,465 (a) nCino OpCo, Inc 147,968
44,657 (a) Nutanix, Inc 1,826,025
41,658 (a) Okta, Inc 3,068,112
1,015,664 Oracle Corp 163,918,013
1,317,948 (a) Palantir Technologies, Inc 183,339,746
481,439 (a) Palo Alto Networks, Inc 86,331,641
16,495 Pegasystems, Inc 602,892
75,570 (a) Procore Technologies, Inc 4,275,751
7,879 (a) PTC, Inc 1,073,908
43,129 RingCentral, Inc 1,734,648
47,887 (a) Rubrik, Inc 2,546,631
63,469 Salesforce, Inc 11,204,182
188,910 (a) Samsara, Inc 5,429,273
120,102 (a) SentinelOne, Inc 1,700,644
633,774 (a) ServiceNow, Inc 55,968,582
201,470 (a) Snowflake, Inc 27,494,611
84,556 (a) Synopsys, Inc 40,806,726
12,546 (a) Teradata Corp 330,587
269,441 (a) Trade Desk, Inc 6,356,113
16,150 (a) Twilio, Inc 2,391,169
21,742 (a) Tyler Technologies, Inc 7,417,066
6,035 (a) Unity Software, Inc 159,445
127,642 (a) Workday, Inc 15,623,381
60,254 (a) Zscaler, Inc 7,873,993
TOTAL SOFTWARE & SERVICES 2,769,617,632
TECHNOLOGY HARDWARE & EQUIPMENT - 12.6%
736,212 Amphenol Corp (Class A) 108,421,941
7,669,470 Apple, Inc 2,081,110,684
622,432 (a) Arista Networks, Inc 107,500,231
9,568 CDW Corp 1,309,955
27,521 Dell Technologies, Inc 5,750,513
41,892 Jabil Inc 14,138,131
3,512 (a) Lumentum Holdings, Inc 3,168,948
42,107 Motorola Solutions, Inc 18,486,236
46,985 NetApp, Inc 5,204,528
164,906 (a) Pure Storage, Inc 11,782,534
129,830 (a) Super Micro Computer, Inc 3,557,342
2,260 Ubiquiti, Inc 2,287,143
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,362,718,186
TELECOMMUNICATION SERVICES - 0.1%
120,403 (a),(b) AST SpaceMobile, Inc 8,897,782
134 (a) GCI Liberty, Inc 4,671
2,983 (a) GCI Liberty, Inc 102,168
5,866 Iridium Communications, Inc 229,184
TOTAL TELECOMMUNICATION SERVICES 9,233,805
TRANSPORTATION - 0.6%
12,065 (a) Alaska Air Group, Inc 471,862
6,839 (a),(b) Amerco, Inc 351,251
25,356 (a) American Airlines Group, Inc 296,919
269 (a),(b) Avis Budget Group, Inc 48,600
36,466 (a) Lyft, Inc (Class A) 515,994
6,013 Old Dominion Freight Line 1,277,341
30,661 Southwest Airlines Co 1,162,665
1,214,752 (a) Uber Technologies, Inc 90,632,647
21,801 U-Haul Holding Co 1,039,690
29,268 Union Pacific Corp 7,887,141

Large Cap Growth Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
13,488 (a) XPO, Inc $ 2,969,113
TOTAL TRANSPORTATION 106,653,223
UTILITIES - 0.3%
123,751 NRG Energy, Inc 19,253,180
204,121 Vistra Corp 32,218,459
TOTAL UTILITIES 51,471,639
TOTAL COMMON STOCKS
(Cost $5,584,176,474) 18,612,176,261
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.6%
896,428 (b) iShares Russell 1000 Growth ETF 106,916,968
TOTAL INVESTMENT COMPANIES
(Cost $95,957,992) 106,916,968
TOTAL LONG-TERM INVESTMENTS
(Cost $5,680,134,466) 18,719,093,229
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
60,711,127 (c) State Street Navigator Securities Lending Government Money Market Portfolio 3.670%(d) 60,711,127
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $60,711,127) 60,711,127
TOTAL INVESTMENTS - 100.3%
(Cost $5,740,845,593) 18,779,804,356
OTHER ASSETS & LIABILITIES, NET - (0.3)% (50,970,096)
NET ASSETS - 100.0% $ 18,728,834,260
ETF Exchange Traded Fund
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $44,126,382.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.

Portfolios of Investments April 30, 2026
Large Cap Value Index

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.0%
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 0.6%
85,020 (a) Aptiv plc $ 5,123,305
81,771 (a) BorgWarner, Inc 4,658,494
1,487,687 Ford Motor Co 17,971,259
349,063 General Motors Co 26,839,454
86,231 Gentex Corp 1,992,798
39,883 Harley-Davidson, Inc 952,805
20,545 Lear Corp 2,611,886
53,656 (a),(b) Lucid Group, Inc 341,789
151,261 (a),(b) QuantumScape Corp 1,102,693
309,859 (a) Rivian Automotive, Inc 5,081,687
18,861 Thor Industries, Inc 1,490,773
28,340 (a) Versigent plc 991,050
TOTAL AUTOMOBILES & COMPONENTS 69,157,993
BANKS - 6.7%
2,332,277 Bank of America Corp 124,683,528
35,908 Bank OZK 1,729,329
6,187 BOK Financial Corp 827,759
7,585 (b) Central BanCo, Inc 204,947
549,318 Citigroup, Inc 70,301,718
170,691 Citizens Financial Group, Inc 11,103,450
116,779 Columbia Banking System, Inc 3,456,658
48,644 (a) Commerce Bancshares, Inc 2,530,947
22,751 (a) Cullen/Frost Bankers, Inc 3,297,302
52,844 East West Bancorp, Inc 6,683,181
348,487 Fifth Third Bancorp 17,689,200
3,438 First Citizens Bancshares, Inc (Class A) 6,820,373
45,918 (a) First Hawaiian, Inc 1,252,643
188,773 First Horizon National Corp 4,711,774
124,159 (a) FNB Corp 2,216,238
780,700 Huntington Bancshares, Inc 13,084,532
1,047,710 JPMorgan Chase & Co 328,174,203
362,505 Keycorp 8,014,986
58,207 M&T Bank Corp 12,725,796
54,389 Pinnacle Financial Partners, Inc 5,381,248
150,350 PNC Financial Services Group, Inc 33,528,050
24,289 Popular, Inc 3,651,365
35,812 (a) Prosperity Bancshares, Inc 2,494,306
341,742 Regions Financial Corp 9,756,734
40,969 SOUTHSTATE BANK CORP 4,001,442
4,343 TFS Financial Corp 65,319
487,695 Truist Financial Corp 25,116,292
602,260 US Bancorp 34,124,052
61,881 (a) Webster Financial Corp 4,477,709
1,194,616 Wells Fargo & Co 98,233,274
31,490 Western Alliance Bancorp 2,567,695
25,601 Wintrust Financial Corp 3,854,743
54,988 Zions Bancorporation 3,487,339
TOTAL BANKS 850,248,132
CAPITAL GOODS - 10.2%
172,866 3M Co 25,328,326
47,218 A.O. Smith Corp 2,919,961
12,218 Acuity Brands, Inc 3,540,410
28,859 Advanced Drainage Systems, Inc 4,307,206
50,546 Aecom Technology Corp 4,250,919
25,839 AGCO Corp 3,127,036
50,928 (a) Allegheny Technologies, Inc 7,917,267
32,420 Allegion plc 4,457,102
26,695 Allison Transmission Holdings, Inc 3,586,473

Large Cap Value Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
88,071 Ametek, Inc $ 20,740,720
139,667 (a) API Group Corp 6,385,575
14,415 Applied Industrial Technologies, Inc 4,407,386
10,447 (a) Armstrong World Industries, Inc 1,780,064
250,918 (a) Boeing Co 57,467,749
42,715 (a) Builders FirstSource, Inc 3,378,329
28,571 BWX Technologies, Inc 6,182,479
14,467 Carlisle Cos, Inc 5,139,546
14,786 Carpenter Technology Corp 6,331,365
302,735 Carrier Global Corp 20,334,710
156,626 Caterpillar, Inc 139,414,369
346,125 CNH Industrial NV 3,706,999
31,238 (a) Core & Main, Inc 1,573,458
19,453 Crane Co 3,457,382
52,871 Cummins, Inc 35,476,970
14,182 Curtiss-Wright Corp 10,213,876
94,266 Deere & Co 55,604,685
41,996 Donaldson Co, Inc 3,702,787
51,884 Dover Corp 11,747,056
151,294 Eaton Corp plc 65,511,815
10,931 EMCOR Group, Inc 9,746,845
217,455 Emerson Electric Co 30,539,380
22,207 Esab Corp 2,182,282
19,591 (a) Everus Construction Group, Inc 2,888,301
78,235 Fastenal Co 3,515,099
69,547 Ferguson Enterprises, Inc 18,618,427
48,648 Flowserve Corp 3,582,439
122,455 Fortive Corp 7,321,584
45,616 Fortune Brands Innovations, Inc 1,849,273
88,664 (a) Gates Industrial Corp plc 2,270,685
22,156 (a) Generac Holdings, Inc 5,743,500
97,437 General Dynamics Corp 33,547,559
64,471 Graco, Inc 5,175,087
74,560 (a) Hayward Holdings, Inc 1,119,146
28,780 Hexcel Corp 2,701,579
245,476 Honeywell International, Inc 52,612,871
20,404 Hubbell, Inc 10,368,701
14,657 Huntington Ingalls Industries, Inc 5,339,398
30,298 IDEX Corp 6,600,419
75,346 Illinois Tool Works, Inc 19,440,021
154,155 Ingersoll Rand, Inc 12,310,818
32,882 ITT, Inc 7,047,928
236,358 Johnson Controls International plc 34,515,359
72,557 L3Harris Technologies, Inc 23,258,146
18,745 Leonardo DRS, Inc 761,609
20,899 Lincoln Electric Holdings, Inc 5,538,235
3,145 (a) Loar Holdings, Inc 176,497
57,006 Lockheed Martin Corp 29,527,398
80,780 Masco Corp 5,801,620
18,771 (a) Mastec, Inc 7,396,713
18,030 (a) Middleby Corp 2,530,691
16,219 MSC Industrial Direct Co (Class A) 1,658,717
40,486 Mueller Industries, Inc 5,483,019
20,659 Nordson Corp 5,959,089
51,633 Northrop Grumman Corp 29,920,291
62,139 nVent Electric plc 8,879,663
24,818 Oshkosh Corp 3,879,053
150,338 Otis Worldwide Corp 11,708,323
32,223 Owens Corning, Inc 3,974,385
200,132 PACCAR, Inc 23,775,682
48,823 Parker-Hannifin Corp 44,400,613
64,007 Pentair plc 5,166,005

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
12,770 Quanta Services, Inc $ 9,293,623
248,500 (a),(b) QXO, Inc 4,987,395
9,309 (a) RBC Bearings, Inc 5,576,929
24,728 Regal-Beloit Corp 5,317,262
39,670 Rockwell Automation, Inc 16,221,460
516,134 RTX Corp 90,875,713
55,141 Sensata Technologies Holding plc 2,296,071
15,132 Simpson Manufacturing Co, Inc 2,886,126
11,523 (a) SiteOne Landscape Supply, Inc 1,452,474
20,000 (a) Snap-On, Inc 7,668,000
80,496 (a) StandardAero, Inc 2,001,131
60,670 Stanley Black & Decker, Inc 4,741,967
69,330 (a) Textron, Inc 6,652,907
24,021 Timken Co 2,663,689
36,338 Toro Co 3,458,287
17,722 TransDigm Group, Inc 20,557,166
38,558 (a) Trex Co, Inc 1,511,474
24,484 United Rentals, Inc 23,500,723
7,766 Valmont Industries, Inc 3,945,439
2,433 W.W. Grainger, Inc 2,825,565
13,302 Watsco, Inc 5,824,148
19,053 WESCO International, Inc 6,651,783
64,925 Westinghouse Air Brake Technologies Corp 17,522,608
47,995 WillScot Mobile Mini Holdings Corp 1,086,607
22,807 Woodward Inc 8,278,713
95,462 Xylem, Inc 11,279,790
TOTAL CAPITAL GOODS 1,289,901,520
COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
62,613 (a) Amentum Holdings, Inc 1,642,339
12,231 Automatic Data Processing, Inc 2,592,238
4,605 Broadridge Financial Solutions, Inc 709,078
8,243 (a) CACI International, Inc (Class A) 4,282,568
146,407 (a),(b) Clarivate plc 420,188
19,380 (a) Clean Harbors, Inc 6,059,738
18,482 (b) Concentrix Corp 440,241
23,637 (a) Copart, Inc 782,621
40,173 Equifax, Inc 6,987,692
11,239 (a) FTI Consulting, Inc 2,015,153
66,914 Genpact Ltd 2,325,262
45,040 Jacobs Solutions, Inc 5,828,626
44,782 KBR, Inc 1,678,877
50,298 Leidos Holdings, Inc 7,505,468
11,303 Manpower, Inc 342,142
13,829 MSA Safety, Inc 2,301,007
19,607 (a) Parsons Corp 988,389
84,784 Paychex, Inc 7,853,542
8,989 Paycom Software, Inc 1,139,446
1,524 (a) Paylocity Holding Corp 160,767
66,485 RB Global, Inc 6,934,386
77,233 Republic Services, Inc 16,158,688
32,374 Robert Half International, Inc 861,472
18,439 Science Applications International Corp 1,784,342
82,837 SS&C Technologies Holdings, Inc 5,740,604
81,216 Tetra Tech, Inc 2,624,901
74,444 TransUnion 5,285,524
55,197 Veralto Corp 4,868,375
21,443 Verisk Analytics, Inc 3,956,019
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 104,269,693
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.0%
1,017,044 (a) Amazon.com, Inc 269,577,683
10,392 (a) Autonation, Inc 2,207,053
5,481 (a) Autozone, Inc 20,301,788

Large Cap Value Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
70,068 Bath & Body Works, Inc $ 1,362,122
74,330 Best Buy Co, Inc 4,496,222
57,316 (a) Carmax, Inc 2,253,092
24,842 (b) Dick's Sporting Goods, Inc 5,637,147
1,317 Dillard's, Inc (Class A) 749,663
175,687 eBay, Inc 18,180,091
11,122 (a) Etsy, Inc 715,589
20,351 (a) Five Below, Inc 4,795,917
23,653 (a) Floor & Decor Holdings, Inc 1,144,805
149,969 (a) GameStop Corp (Class A) 3,741,727
91,199 Gap, Inc 2,242,583
51,865 Genuine Parts Co 5,561,484
91,380 Home Depot, Inc 30,045,744
8,416 Lithia Motors, Inc (Class A) 2,441,650
104,044 LKQ Corp 3,285,709
216,473 Lowe's Cos, Inc 51,691,588
105,482 Macy's, Inc 2,062,173
23,513 (a) Ollie's Bargain Outlet Holdings, Inc 2,034,110
26,199 (a) O'Reilly Automotive, Inc 2,604,181
5,039 Penske Auto Group, Inc 864,289
10,353 Pool Corp 2,208,502
4,900 (a) RH 646,604
98,432 Ross Stores, Inc 22,421,825
215,382 TJX Cos, Inc 33,761,128
13,181 (a) Ulta Beauty, Inc 7,084,524
5,919 (a) Valvoline, Inc 196,688
29,093 (a) Wayfair, Inc 1,859,915
37,519 Williams-Sonoma, Inc 6,798,818
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 512,974,414
CONSUMER DURABLES & APPAREL - 0.9%
53,898 (a) Amer Sports, Inc 1,890,203
16,927 (a),(b) BK LC Lux Finco 2 Sarl 655,752
23,177 Brunswick Corp 1,841,413
10,015 Columbia Sportswear Co 610,114
17,088 (a) Crocs, Inc 1,742,634
101,736 DR Horton, Inc 15,653,101
62,439 (a) Garmin Ltd 15,680,930
53,952 Hasbro, Inc 5,170,760
79,167 Lennar Corp (Class A) 7,148,780
888 (b) Lennar Corp (Class B) 78,481
16,840 (a) Lululemon Athletica, Inc 2,318,868
104,185 (a) Mattel, Inc 1,571,110
19,025 (a) Mohawk Industries, Inc 2,008,279
156,072 Newell Rubbermaid, Inc 636,774
453,583 Nike, Inc (Class B) 20,120,942
1,001 (a) NVR, Inc 6,322,186
75,345 Pulte Homes, Inc 9,219,214
16,240 PVH Corp 1,484,986
13,844 Ralph Lauren Corp 4,965,012
26,948 (a) SharkNinja Global SPV Ltd 3,113,302
6,994 Tapestry, Inc 1,014,410
37,821 Toll Brothers, Inc 5,375,877
9,913 (a) TopBuild Corp 4,388,485
84,897 (a),(b) Under Armour, Inc (Class A) 534,002
90,199 (a) Under Armour, Inc (Class C) 547,508
139,102 VF Corp 2,633,201
19,903 (b) Whirlpool Corp 1,115,762
30,517 (a) YETI Holdings, Inc 1,204,201
TOTAL CONSUMER DURABLES & APPAREL 119,046,287
CONSUMER SERVICES - 1.5%
200,212 ADT, Inc 1,507,596
105,453 Aramark 4,818,148

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
19,100 Booking Holdings, Inc $ 3,215,676
23,540 Boyd Gaming Corp 2,046,803
20,214 (a) Bright Horizons Family Solutions, Inc 1,639,558
78,725 (a) Caesars Entertainment, Inc 2,188,555
307,347 Carnival Corp 8,147,769
7,678 (b) Choice Hotels International, Inc 760,736
4,170 Churchill Downs, Inc 421,128
2,396 Darden Restaurants, Inc 480,542
8,044 Domino's Pizza, Inc 2,730,294
11,349 (a) Flutter Entertainment plc 1,224,898
8,199 (a) Grand Canyon Education, Inc 1,386,205
40,101 H&R Block, Inc 1,272,405
16,431 (b) Hyatt Hotels Corp 2,753,343
8,510 (a) Liberty Live Holdings, Inc 776,197
17,634 (a) Liberty Live Holdings, Inc 1,650,542
19,386 Marriott International, Inc (Class A) 7,011,722
260,197 McDonald's Corp 76,391,237
83,692 (a) MGM Resorts International 3,258,966
17,600 (a) Norwegian Cruise Line Holdings Ltd 319,968
39,082 (a) Penn National Gaming, Inc 682,372
48,343 Restaurant Brands International, Inc 3,900,313
52,742 Service Corp International 4,273,684
380,644 Starbucks Corp 40,093,233
13,030 Travel & Leisure Co 842,520
2,604 (b) Vail Resorts, Inc 331,177
17,698 (b) Wendy's Co 123,178
3,226 Wyndham Hotels & Resorts, Inc 262,532
27,650 Wynn Resorts Ltd 2,961,592
70,662 Yum! Brands, Inc 11,281,188
TOTAL CONSUMER SERVICES 188,754,077
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.3%
129,022 Albertsons Cos, Inc 2,174,021
42,506 (a) BJ's Wholesale Club Holdings, Inc 3,990,888
11,904 Casey's General Stores, Inc 9,786,874
83,867 Dollar General Corp 9,718,508
73,860 (a) Dollar Tree, Inc 7,172,545
224,225 Kroger Co 15,262,996
66,186 (a) Maplebear, Inc 2,802,977
49,495 (a) Performance Food Group Co 4,482,267
88,209 Sysco Corp 6,590,094
176,948 Target Corp 22,959,003
87,776 (a) US Foods Holding Corp 8,206,178
1,510,508 Walmart, Inc 199,281,320
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 292,427,671
ENERGY - 6.9%
126,319 Antero Midstream Corp 2,761,333
108,880 (a) Antero Resources Corp 4,274,629
132,943 APA Corp 5,414,768
379,958 Baker Hughes Co 26,471,674
286,159 Cabot Oil & Gas Corp 10,275,970
44,838 Cheniere Energy, Inc 12,328,208
87,756 Chesapeake Energy Corp 8,964,275
722,742 Chevron Corp 139,713,256
23,254 Chord Energy Corp 3,385,782
477,439 ConocoPhillips 60,052,278
236,436 Devon Energy Corp 12,145,717
75,880 Diamondback Energy, Inc 15,603,204
40,070 DT Midstream, Inc 5,929,959
212,014 EOG Resources, Inc 29,802,808
232,651 EQT Corp 13,977,672
1,629,489 Exxon Mobil Corp 251,479,037
325,469 Halliburton Co 13,767,339

Large Cap Value Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
ENERGY (continued)
52,971 HF Sinclair Corp $ 3,560,181
754,398 Kinder Morgan, Inc 24,797,062
115,652 Marathon Petroleum Corp 28,715,235
40,216 Matador Resources Co 2,551,303
32,550 National Fuel Gas Co 2,746,569
141,961 NOV, Inc 2,904,522
269,505 (a) Occidental Petroleum Corp 16,326,613
243,276 ONEOK, Inc 22,493,299
110,822 Ovintiv, Inc 6,821,094
260,312 Permian Resources Corp 5,627,946
144,437 Phillips 66 25,875,889
90,371 Range Resources Corp 3,931,139
537,385 Schlumberger Ltd 30,566,459
155,888 TechnipFMC plc 11,780,456
117,226 Valero Energy Corp 29,608,943
73,557 Viper Energy, Inc 3,632,245
26,509 Weatherford International plc 2,925,268
445,303 Williams Cos, Inc 33,981,072
TOTAL ENERGY 875,193,204
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.8%
41,294 Agree Realty Corp 3,184,180
66,021 Alexandria Real Estate Equities, Inc 2,674,511
135,275 American Homes 4 Rent 4,307,156
91,641 Americold Realty Trust, Inc 1,120,769
54,464 AvalonBay Communities, Inc 9,966,912
60,556 Boston Properties, Inc 3,540,104
114,923 Brixmor Property Group, Inc 3,458,033
41,289 Camden Property Trust 4,336,171
70,015 Cousins Properties, Inc 1,793,084
165,608 Crown Castle, Inc 14,702,678
88,526 CubeSmart 3,583,533
132,798 Digital Realty Trust, Inc 26,684,430
21,182 EastGroup Properties, Inc 4,261,818
28,322 EPR Properties 1,580,651
37,806 Equinix, Inc 40,937,471
71,777 Equity Lifestyle Properties, Inc 4,542,766
149,736 Equity Residential 9,789,740
24,887 Essex Property Trust, Inc 6,550,507
80,482 Extra Space Storage, Inc 11,535,485
34,034 Federal Realty Investment Trust 3,774,371
46,169 (a),(b) Fermi, Inc 236,847
47,133 First Industrial Realty Trust, Inc 2,922,717
108,440 Gaming and Leisure Properties, Inc 5,255,002
126,237 (a) Healthcare Realty Trust, Inc 2,360,632
283,155 Healthpeak Properties, Inc 4,578,616
47,835 Highwoods Properties, Inc 1,162,869
260,225 Host Hotels & Resorts Inc 5,498,554
234,531 Invitation Homes, Inc 6,747,457
112,127 Iron Mountain, Inc 14,126,881
44,162 Kilroy Realty Corp 1,468,828
267,829 Kimco Realty Corp 6,331,478
25,972 Lineage, Inc 957,847
126,919 Medical Properties Trust, Inc 626,980
45,430 Mid-America Apartment Communities, Inc 5,868,647
58,200 Millrose Properties, Inc 1,784,994
70,907 National Retail Properties, Inc 3,105,018
23,555 National Storage Affiliates Trust 1,002,501
115,162 Omega Healthcare Investors, Inc 5,409,159
75,680 Park Hotels & Resorts, Inc 868,050
356,696 Prologis, Inc 50,657,966
52,410 Public Storage, Inc 15,851,405
115,870 Rayonier, Inc 2,457,603

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
353,396 Realty Income Corp $ 22,702,159
68,919 Regency Centers Corp 5,365,344
97,267 Rexford Industrial Realty, Inc 3,490,913
40,847 SBA Communications Corp 9,035,356
98,162 Simon Property Group, Inc 19,996,581
77,385 STAG Industrial, Inc 2,985,513
39,132 Sun Communities, Inc 5,002,635
127,572 UDR, Inc 4,635,966
180,725 Ventas, Inc 15,878,499
414,610 VICI Properties, Inc 12,106,612
62,461 Vornado Realty Trust 1,866,959
265,385 Welltower, Inc 57,678,776
277,207 Weyerhaeuser Co 6,797,116
82,870 WP Carey, Inc 6,043,709
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 475,190,559
FINANCIAL SERVICES - 9.6%
10,344 Affiliated Managers Group, Inc 3,048,066
44,082 (a) Affirm Holdings, Inc 2,833,591
408,052 AGNC Investment Corp 4,496,733
94,249 Ally Financial, Inc 4,183,713
140,210 American Express Co 45,294,840
3,268 Ameriprise Financial, Inc 1,551,614
280,161 Annaly Capital Management, Inc 6,415,687
48,899 Apollo Global Management, Inc 6,294,279
246,507 Bank of New York Mellon Corp 33,123,146
711,348 (a) Berkshire Hathaway, Inc 336,894,413
58,758 BlackRock, Inc 62,612,525
127,336 (a) Block, Inc 8,978,461
93,864 Brookfield Asset Management Ltd 4,506,411
10,785 (a),(b) Bullish 406,918
237,273 Capital One Financial Corp 45,390,325
101,432 Carlyle Group, Inc 5,078,700
40,795 Cboe Global Markets, Inc 12,242,172
588,157 Charles Schwab Corp 53,898,707
138,508 CME Group, Inc 39,865,373
77,578 (a) Coinbase Global, Inc 14,566,821
109,047 Corebridge Financial, Inc 3,003,154
1,570 (a),(b) Credit Acceptance Corp 792,709
15,211 (a) Euronet Worldwide, Inc 1,100,972
14,101 Evercore Partners, Inc (Class A) 4,530,510
14,500 Factset Research Systems, Inc 3,299,910
198,523 Fidelity National Information Services, Inc 9,237,275
11,016 (a),(b) Figure Technology Solutions, Inc 386,662
149,417 (a) Fiserv, Inc 9,360,975
103,602 Franklin Resources, Inc 3,104,952
1,074 (a),(b) Freedom Holding Corp 160,917
91,018 Global Payments, Inc 6,549,655
107,262 Goldman Sachs Group, Inc 99,085,418
5,675 Hamilton Lane, Inc 522,043
11,998 Houlihan Lokey, Inc 1,856,690
154,888 Interactive Brokers Group, Inc (Class A) 12,313,596
219,654 Intercontinental Exchange, Inc 34,725,101
141,087 Invesco Ltd 3,697,890
27,689 Jack Henry & Associates, Inc 4,257,184
47,393 Janus Henderson Group plc 2,445,953
47,268 Jefferies Financial Group, Inc 2,279,263
196,775 KKR & Co, Inc 20,531,503
30,780 (a) Lazard, Inc 1,492,830
14,813 MarketAxess Holdings, Inc 2,328,455
84,924 MGIC Investment Corp 2,248,788
437,753 Morgan Stanley 83,431,344
3,083 Morningstar, Inc 520,133

Large Cap Value Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
13,815 MSCI, Inc (Class A) $ 8,170,329
174,049 Nasdaq Stock Market, Inc 15,996,844
71,367 (a) Northern Trust Corp 11,871,187
44,836 OneMain Holdings, Inc 2,635,012
357,371 PayPal Holdings, Inc 17,918,582
69,833 Raymond James Financial, Inc 11,055,961
195,375 Rithm Capital Corp 1,910,767
253,710 (a) Robinhood Markets, Inc 18,492,922
357,024 (a) Rocket Cos, Inc 5,219,691
116,986 S&P Global, Inc 50,447,873
38,684 SEI Investments Co 3,507,865
73,670 SLM Corp 1,700,304
405,774 (a) SoFi Technologies, Inc 6,532,961
136,166 Starwood Property Trust, Inc 2,500,008
108,133 State Street Corp 16,527,048
54,873 Stifel Financial Corp 4,324,541
134,059 Synchrony Financial 10,215,296
83,257 T Rowe Price Group, Inc 8,565,480
3,248 TPG, Inc 141,678
41,242 Tradeweb Markets, Inc 4,670,656
41,524 UWM Holdings Corp 146,995
30,117 Virtu Financial, Inc 1,495,610
36,030 Voya Financial, Inc 2,953,019
115,414 (b) Western Union Co 1,049,113
12,736 (a) WEX, Inc 1,914,603
141,023 XP, Inc 2,702,001
TOTAL FINANCIAL SERVICES 1,217,612,723
FOOD, BEVERAGE & TOBACCO - 3.3%
649,956 Altria Group, Inc 47,219,303
182,431 Archer-Daniels-Midland Co 13,598,407
3,106 (a) Boston Beer Co, Inc (Class A) 736,246
11,081 (b) Brown-Forman Corp (Class A) 291,209
47,929 Brown-Forman Corp (Class B) 1,235,130
50,922 Bunge Global S.A. 6,470,659
67,523 (b) Campbell Soup Co 1,403,803
769,261 Coca-Cola Co 60,586,996
19,218 Coca-Cola Consolidated Inc 3,941,035
160,452 ConAgra Brands, Inc 2,302,486
56,727 Constellation Brands, Inc (Class A) 8,882,314
55,657 (a) Darling International, Inc 3,574,849
31,174 Flowers Foods, Inc 282,437
13,586 (a) Freshpet, Inc 915,425
209,281 General Mills, Inc 7,389,712
49,124 Hershey Co 9,124,292
111,939 Hormel Foods Corp 2,403,330
22,826 Ingredion, Inc 2,550,577
39,390 J.M. Smucker Co 3,861,402
494,241 Keurig Dr Pepper, Inc 14,530,685
335,018 Kraft Heinz Co 7,591,508
50,873 Lamb Weston Holdings, Inc 2,215,519
98,630 McCormick & Co, Inc 5,014,349
61,033 Molson Coors Brewing Co (Class B) 2,608,550
500,685 Mondelez International, Inc 30,762,086
456,254 PepsiCo, Inc 72,311,697
600,992 Philip Morris International, Inc 99,205,750
20,218 Pilgrim's Pride Corp 669,216
20,325 (a) Post Holdings, Inc 2,129,044
104,879 Primo Brands Corp 2,137,434
106 Seaboard Corp 602,709
13,158 (a) Smithfield Foods, Inc 345,792

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
107,860 Tyson Foods, Inc (Class A) $ 6,910,590
TOTAL FOOD, BEVERAGE & TOBACCO 423,804,541
HEALTH CARE EQUIPMENT & SERVICES - 4.6%
667,238 Abbott Laboratories 60,578,538
33,886 (a) Acadia Healthcare Co, Inc 877,478
26,189 (a) Align Technology, Inc 4,609,526
207,361 Baxter International, Inc 3,645,406
111,049 Becton Dickinson & Co 16,550,743
471,868 (a) Boston Scientific Corp 27,184,315
46,552 Cardinal Health, Inc 8,978,950
190,877 (a) Centene Corp 10,248,186
46,115 (a) Certara, Inc 282,685
5,142 Chemed Corp 2,185,247
94,282 Cigna Group 27,396,464
74,857 (a) Cooper Cos, Inc 4,708,505
482,473 CVS Health Corp 40,185,176
81,089 Dentsply Sirona, Inc 952,796
223,618 (a) Edwards Lifesciences Corp 18,672,103
85,758 Elevance Health, Inc 32,281,026
36,506 Encompass Health Corp 3,650,600
58,488 (a) Envista Holdings Corp 1,517,179
174,188 GE HealthCare Technologies, Inc 10,597,598
41,507 (a) Globus Medical, Inc 3,743,101
49,293 HCA, Inc 21,415,344
40,816 (a) Henry Schein, Inc 3,044,465
45,499 Humana, Inc 10,757,784
31,750 Labcorp Holdings, Inc 8,153,400
3,475 McKesson Corp 2,832,820
125,146 (a) Medline, Inc 5,565,243
492,189 Medtronic plc 39,852,543
9,298 (a) Molina Healthcare, Inc 1,809,577
42,308 Quest Diagnostics, Inc 8,216,214
42,167 Resmed, Inc 9,015,726
58,613 (a) Solventum Corp 3,948,172
37,502 STERIS plc 8,133,434
98,588 Stryker Corp 31,068,036
17,106 Teleflex, Inc 2,119,604
33,760 (a) Tenet Healthcare Corp 5,979,571
350,965 UnitedHealth Group, Inc 130,025,513
20,826 Universal Health Services, Inc (Class B) 3,504,391
12,013 (a) Veeva Systems, Inc 1,873,668
77,776 Zimmer Biomet Holdings, Inc 6,411,076
TOTAL HEALTH CARE EQUIPMENT & SERVICES 582,572,203
HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
50,203 (a) BellRing Brands, Inc 893,613
94,001 Church & Dwight Co, Inc 9,123,737
47,654 Clorox Co 4,595,752
162,381 Colgate-Palmolive Co 13,860,842
80,837 (a) Coty, Inc 198,859
23,197 (a) elf Beauty, Inc 1,483,912
92,362 Estee Lauder Cos (Class A) 7,085,089
724,886 Kenvue, Inc 12,707,252
81,294 Kimberly-Clark Corp 8,001,769
906,501 Procter & Gamble Co 133,337,232
20,354 (a) Reynolds Consumer Products, Inc 426,823
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 191,714,880
INSURANCE - 3.1%
181,609 Aflac, Inc 20,643,495
100,680 Allstate Corp 21,873,737
25,015 American Financial Group, Inc 3,333,749
208,290 American International Group, Inc 15,580,092
5,989 Aon plc 1,866,472

Large Cap Value Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
INSURANCE (continued)
138,226 (a) Arch Capital Group Ltd $ 13,056,828
19,300 Assurant, Inc 4,560,011
14,000 Assured Guaranty Ltd 1,146,600
27,464 Axis Capital Holdings Ltd 2,757,660
20,605 (a) Brighthouse Financial, Inc 1,282,867
97,372 (a) Brown & Brown, Inc 5,856,926
141,002 Chubb Ltd 46,107,654
58,791 Cincinnati Financial Corp 9,618,208
2,870 CNA Financial Corp 138,420
13,466 Everest Re Group Ltd 4,804,130
100,825 Fidelity National Financial, Inc 5,273,147
36,429 First American Financial Corp 2,554,766
92,487 Gallagher (Arthur J.) & Co 19,089,317
30,025 Globe Life, Inc 4,632,857
12,324 Hanover Insurance Group, Inc 2,313,092
107,374 Hartford Financial Services Group, Inc 14,689,837
21,758 Kemper Corp 733,027
63,575 Lincoln National Corp 2,403,771
63,578 Loews Corp 7,159,519
3,878 (a) Markel Corp 6,873,639
165,264 Marsh & McLennan Cos, Inc 27,716,425
215,031 (a) Metlife, Inc 17,223,983
93,517 Old Republic International Corp 3,736,004
12,581 Primerica, Inc 3,538,658
86,485 Principal Financial Group 8,727,201
216,454 Progressive Corp 43,567,861
135,247 Prudential Financial, Inc 13,269,083
25,067 Reinsurance Group of America, Inc (Class A) 5,300,668
17,245 RenaissanceRe Holdings Ltd 5,293,698
24,232 RLI Corp 1,254,491
83,803 Travelers Cos, Inc 25,571,647
62,674 Unum Group 5,037,736
86,819 W.R. Berkley Corp 5,802,114
959 White Mountains Insurance Group Ltd 2,140,478
37,367 Willis Towers Watson plc 9,573,425
TOTAL INSURANCE 396,103,293
MATERIALS - 4.1%
86,279 (a) Air Products & Chemicals, Inc 25,888,014
45,713 Albemarle Corp 8,991,747
99,677 Alcoa Corp 6,358,396
178,696 Amcor plc 6,797,596
168,397 AngloGold Ashanti PLC 15,783,851
24,532 Aptargroup, Inc 3,034,118
16,394 Ashland, Inc 873,144
29,789 Avery Dennison Corp 4,883,311
79,851 (a) Axalta Coating Systems Ltd 2,270,962
103,425 Ball Corp 6,317,199
41,253 Celanese Corp (Series A) 2,795,303
59,927 CF Industries Holdings, Inc 7,442,933
214,654 (a) Cleveland-Cliffs, Inc 2,189,471
261,345 (a) Corteva, Inc 21,171,559
257,846 CRH plc 30,534,123
44,046 Crown Holdings, Inc 4,330,162
275,149 (a) Dow, Inc 11,140,783
162,561 DuPont de Nemours, Inc 7,422,535
11,600 Eagle Materials, Inc 2,437,276
45,170 Eastman Chemical Co 3,301,475
71,993 Ecolab, Inc 18,761,376
83,997 Element Solutions, Inc 3,577,432
47,251 FMC Corp 726,720
552,760 Freeport-McMoRan, Inc (Class B) 31,938,473
79,377 Graphic Packaging Holding Co 756,463

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MATERIALS (continued)
46,545 (a) Huntsman Corp $ 668,852
99,257 International Flavors & Fragrances, Inc 6,967,841
199,729 International Paper Co 6,075,756
18,959 (a),(b) James Hardie Industries plc 397,949
181,190 Linde plc 90,801,557
23,537 Louisiana-Pacific Corp 1,699,136
98,583 LyondellBasell Industries NV 7,354,292
23,488 Martin Marietta Materials, Inc 14,540,716
127,619 (a) Mosaic Co 2,969,694
51,985 (a),(b) MP Materials Corp 3,433,089
2,513 NewMarket Corp 1,697,833
424,513 Newmont Goldcorp Corp 47,159,149
89,749 Nucor Corp 20,219,552
44,408 Olin Corp 1,264,740
34,408 Packaging Corp of America 7,344,388
89,776 PPG Industries, Inc 9,740,696
19,056 Reliance Steel & Aluminum Co 6,907,800
32,646 Royal Gold, Inc 7,618,924
46,668 RPM International, Inc 4,755,003
18,764 Scotts Miracle-Gro Co (Class A) 1,176,503
8,036 Sherwin-Williams Co 2,584,458
31,151 Silgan Holdings, Inc 1,263,173
205,344 Smurfit WestRock plc 7,883,156
63,091 Solstice Advanced Materials, Inc 5,170,308
38,764 Sonoco Products Co 1,936,649
31,821 (b) Southern Copper Corp 5,463,348
47,851 Steel Dynamics, Inc 10,941,610
50,501 Vulcan Materials Co 15,238,172
12,901 Westlake Chemical Corp 1,487,227
TOTAL MATERIALS 524,485,993
MEDIA & ENTERTAINMENT - 6.9%
647,875 Alphabet, Inc 247,449,377
795,656 Alphabet, Inc (Class A) 306,168,429
30,621 (a) Charter Communications, Inc 5,057,671
1,397,322 Comcast Corp (Class A) 37,783,587
27,079 (a) DoubleVerify Holdings, Inc 298,411
95,680 Electronic Arts, Inc 19,362,762
81,946 Fox Corp (Class A) 5,202,752
53,416 Fox Corp (Class B) 3,045,780
22,611 (a) IAC, Inc 1,007,546
35,709 (a) Liberty Broadband Corp 1,374,439
4,845 (a) Liberty Broadband Corp (Class A) 186,193
6,403 (a) Liberty Media Corp-Liberty Formula One (Class A) 507,118
58,184 (a) Liberty Media Corp-Liberty Formula One (Class C) 5,000,915
5,855 (a) Madison Square Garden Sports Corp 2,005,103
90,816 Match Group, Inc 3,398,335
150,178 Meta Platforms, Inc 91,895,420
61,504 New York Times Co (Class A) 4,860,661
142,993 News Corp (Class A) 3,763,576
45,712 News Corp (Class B) 1,393,302
10,825 Nexstar Media Group, Inc 2,253,116
9,400 (a) NIQ Global Intelligence PLC 102,742
122,645 Omnicom Group, Inc 9,409,324
111,716 (a) Pinterest, Inc 2,196,337
42,793 (a) Roku, Inc 4,987,952
74,127 Sirius XM Holdings, Inc 1,996,981
45,619 (a) Take-Two Interactive Software, Inc 9,751,517
14,188 TKO Group Holdings, Inc 2,640,245
9,242 (a) Trump Media & Technology Group Corp 84,564
55,892 Versant Media Group, Inc 2,246,299
685,980 Walt Disney Co 71,170,425
897,636 (a) Warner Bros Discovery, Inc 24,281,054

Large Cap Value Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
98,984 (a) ZoomInfo Technologies, Inc $ 618,650
TOTAL MEDIA & ENTERTAINMENT 871,500,583
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.2%
111,255 Agilent Technologies, Inc 12,855,515
53,859 Amgen, Inc 18,648,679
265,213 (a) Avantor, Inc 2,148,225
55,432 (a) Biogen, Inc 10,492,169
74,490 (a) BioMarin Pharmaceutical, Inc 4,015,756
7,186 (a) Bio-Rad Laboratories, Inc (Class A) 2,012,942
60,921 Bio-Techne Corp 3,370,150
635,158 Bristol-Myers Squibb Co 38,484,223
42,197 Bruker BioSciences Corp 1,549,052
23,152 (a),(b) Caris Life Sciences, Inc 439,888
19,599 (a) Charles River Laboratories International, Inc 3,272,445
243,007 Danaher Corp 43,486,103
187,837 (a) Elanco Animal Health, Inc 4,201,914
20,367 (a) Exelixis, Inc 905,517
351,123 Gilead Sciences, Inc 45,940,933
58,308 (a) Illumina, Inc 7,389,956
44,794 (a) Incyte Corp 4,267,524
3,889 (a) Insmed, Inc 530,187
2,299 (a) Ionis Pharmaceuticals, Inc 171,873
64,452 (a) IQVIA Holdings, Inc 10,207,263
22,941 (a) Jazz Pharmaceuticals plc 4,657,482
928,161 Johnson & Johnson 213,337,806
958,589 Merck & Co, Inc 104,658,747
7,941 (a) Mettler-Toledo International, Inc 10,137,560
140,384 (a) Moderna, Inc 6,449,241
5,712 (a) Neurocrine Biosciences, Inc 752,099
102,173 (a) Organon & Co 1,353,792
45,067 (a) PerkinElmer, Inc 3,903,704
41,435 Perrigo Co plc 490,590
2,191,685 Pfizer, Inc 58,517,990
76,006 QIAGEN NV 2,628,288
39,141 Regeneron Pharmaceuticals, Inc 27,675,035
17,728 (a) Repligen Corp 2,097,400
66,133 (a) REVOLUTION Medicines, Inc 9,531,088
169,240 (a) Roivant Sciences Ltd 4,828,417
148,585 Royalty Pharma plc 7,442,623
6,356 (a) Sarepta Therapeutics, Inc 132,713
85,738 (a) Sotera Health Co 1,334,083
145,676 Thermo Fisher Scientific, Inc 69,772,977
16,036 (a) United Therapeutics Corp 9,162,169
444,045 Viatris, Inc 6,634,032
42,658 (a) Viking Therapeutics, Inc 1,330,076
25,620 (a) Waters Corp 7,922,473
27,842 West Pharmaceutical Services, Inc 8,285,501
34,991 Zoetis, Inc 4,022,915
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 781,449,115
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
103,147 (a) CBRE Group, Inc 14,722,171
139,594 (a) CoStar Group, Inc 4,831,348
9,872 (a) Howard Hughes Holdings, Inc 614,730
13,175 (a) Jones Lang LaSalle, Inc 4,191,363
19,256 (a) Zillow Group, Inc (Class A) 859,010
62,064 (a) Zillow Group, Inc (Class C) 2,755,642
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 27,974,264
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.3%
258,508 (a) Advanced Micro Devices, Inc 91,638,501
47,890 (a) Allegro MicroSystems, Inc 2,322,665
48,317 Amkor Technology, Inc 3,370,111
188,569 Analog Devices, Inc 75,853,766

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
219,240 Applied Materials, Inc $ 86,487,988
18,580 (a) Cirrus Logic, Inc 3,030,026
47,306 Entegris, Inc 6,688,122
38,237 (a) First Solar, Inc 7,719,668
47,409 (a) GLOBALFOUNDRIES, Inc 3,062,621
1,701,603 (a) Intel Corp 160,767,451
7,820 (a) Lattice Semiconductor Corp 956,230
19,344 (a) MACOM Technology Solutions Holdings, Inc 5,447,464
303,994 Marvell Technology, Inc 50,204,609
201,510 Microchip Technology, Inc 18,722,294
430,857 Micron Technology, Inc 222,822,006
25,936 MKS Instruments, Inc 7,359,340
155,247 (a) ON Semiconductor Corp 15,650,450
14,025 (a) Onto Innovation, Inc 4,138,216
81,280 Qnity Electronics, Inc 11,432,845
32,808 (a) Qorvo, Inc 3,091,170
318,363 QUALCOMM, Inc 57,171,628
58,124 Skyworks Solutions, Inc 4,078,561
60,176 Teradyne, Inc 20,668,651
207,175 Texas Instruments, Inc 58,232,749
17,943 Universal Display Corp 1,562,656
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 922,479,788
SOFTWARE & SERVICES - 2.6%
237,584 Accenture plc 42,458,637
54,798 (a) Akamai Technologies, Inc 5,643,098
41,259 Amdocs Ltd 2,668,220
425,702 (a),(b) Aurora Innovation, Inc 2,503,128
35,700 (a) BILL Holdings, Inc 1,356,600
229,570 (a) CCC Intelligent Solutions Holdings, Inc 1,202,947
37,055 (a) Circle Internet Group, Inc 3,367,558
188,448 Cognizant Technology Solutions Corp (Class A) 9,968,899
20,053 (a) DocuSign, Inc 922,237
22,677 Dolby Laboratories, Inc (Class A) 1,454,503
49,012 (a) Dropbox, Inc 1,190,501
76,594 (a) DXC Technology Co 867,044
20,930 (a) EPAM Systems, Inc 2,381,415
1,586 (a) Fair Isaac Corp 1,625,650
189,825 Gen Digital, Inc 3,661,724
15,923 (a) Globant S.A. 656,505
358,859 International Business Machines Corp 82,889,252
88,355 (a) Kyndryl Holdings, Inc 1,221,066
113,830 (a) MicroStrategy, Inc (Class A) 18,833,174
26,849 (a) MongoDB, Inc 6,734,535
37,435 (a) nCino OpCo, Inc 654,364
77,078 (a) Nutanix, Inc 3,151,719
39,184 (a) Okta, Inc 2,885,902
23,738 Pegasystems, Inc 867,624
39,668 (a) PTC, Inc 5,406,748
40,981 Roper Industries, Inc 14,540,469
21,315 (a) Rubrik, Inc 1,133,532
24,560 (a) SailPoint, Inc 280,475
312,647 Salesforce, Inc 55,191,575
33,119 (a) SentinelOne, Inc 468,965
19,611 (a) Synopsys, Inc 9,464,269
30,031 (a) Teradata Corp 791,317
93,803 (a) Trimble Inc 6,314,818
45,024 (a) Twilio, Inc 6,666,253
2,726 (a) Tyler Technologies, Inc 929,948
155,988 (a),(b) UiPath, Inc 1,606,676
121,713 (a) Unity Software, Inc 3,215,657
32,169 VeriSign, Inc 8,642,524

Large Cap Value Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
103,542 (a) Zoom Video Communications, Inc $ 10,059,105
TOTAL SOFTWARE & SERVICES 323,878,633
TECHNOLOGY HARDWARE & EQUIPMENT - 4.3%
19,431 (a) Arrow Electronics, Inc 3,649,725
36,057 Avnet, Inc 2,975,063
47,928 CDW Corp 6,561,823
54,214 (a) Ciena Corp 28,602,222
1,535,302 Cisco Systems, Inc 140,480,133
61,224 Cognex Corp 3,398,544
67,528 (a) Coherent Corp 21,589,377
301,122 Corning, Inc 49,456,277
21,764 Crane NXT Co 972,416
103,968 Dell Technologies, Inc 21,724,114
21,166 (a) F5 Networks, Inc 6,855,667
142,501 (a) Flextronics International Ltd 13,045,967
514,538 Hewlett Packard Enterprise Co 14,803,258
360,099 HP, Inc 7,511,665
5,656 Ingram Micro Holding Corp 174,035
8,327 (a) IPG Photonics Corp 990,247
13,768 Jabil Inc 4,646,562
66,517 (a) Keysight Technologies, Inc 23,274,963
9,838 Littelfuse, Inc 3,976,224
25,139 (a) Lumentum Holdings, Inc 22,683,423
36,905 Motorola Solutions, Inc 16,202,402
46,048 NetApp, Inc 5,100,737
15,909 (a) Pure Storage, Inc 1,136,698
46,227 Ralliant Corp 2,100,555
55,153 (a) SanDisk Corp 60,475,816
102,441 (a) Super Micro Computer, Inc 2,806,883
29,161 TD SYNNEX Corp 6,653,957
17,773 (a) Teledyne Technologies, Inc 11,478,692
57,307 Vontier Corp 2,056,175
131,313 Western Digital Corp 57,058,125
19,777 (a) Zebra Technologies Corp (Class A) 4,474,744
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 546,916,489
TELECOMMUNICATION SERVICES - 1.5%
5,394 (a),(b) AST SpaceMobile, Inc 398,617
2,661,331 AT&T, Inc 69,540,579
969 (a) GCI Liberty, Inc 33,779
7,141 (a) GCI Liberty, Inc 244,579
35,000 Iridium Communications, Inc 1,367,450
71,090 (a) Liberty Global Ltd 823,222
44,607 (a) Liberty Global Ltd 505,844
36,672 Millicom International Cellular S.A. 3,112,719
185,588 T-Mobile US, Inc 36,282,454
1,628,095 Verizon Communications, Inc 78,197,403
TOTAL TELECOMMUNICATION SERVICES 190,506,646
TRANSPORTATION - 2.3%
35,844 (a) Alaska Air Group, Inc 1,401,859
3,876 (a),(b) Amerco, Inc 199,071
229,129 (a) American Airlines Group, Inc 2,683,100
4,007 (a),(b) Avis Budget Group, Inc 723,945
45,927 CH Robinson Worldwide, Inc 8,349,988
720,213 CSX Corp 32,719,276
248,883 Delta Air Lines, Inc 16,921,555
52,940 Expeditors International Washington, Inc 7,829,296
82,215 FedEx Corp 33,158,132
41,223 (a) GXO Logistics, Inc 2,355,070
30,539 (a) JB Hunt Transport Services, Inc 7,681,475
19,373 (a) Kirby Corp 2,916,411
60,269 Knight-Swift Transportation Holdings, Inc 3,911,458
12,738 Landstar System, Inc 2,344,684

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
113,678 (a) Lyft, Inc (Class A) $ 1,608,544
87,377 Norfolk Southern Corp 27,596,278
67,149 Old Dominion Freight Line 14,264,462
15,759 Ryder System, Inc 3,999,161
9,849 (a) Saia, Inc 4,420,428
21,540 Schneider National, Inc 669,679
159,312 Southwest Airlines Co 6,041,111
25,697 U-Haul Holding Co 1,225,490
212,637 Union Pacific Corp 57,301,419
127,207 (a) United Airlines Holdings, Inc 11,448,630
284,172 United Parcel Service, Inc (Class B) 30,917,914
34,661 (a) XPO, Inc 7,629,926
TOTAL TRANSPORTATION 290,318,362
UTILITIES - 4.3%
278,299 AES Corp 4,021,421
94,320 Alliant Energy Corp 6,925,918
103,861 Ameren Corp 11,803,803
207,355 American Electric Power Co, Inc 28,430,444
75,251 American Water Works Co, Inc 9,663,733
61,421 Atmos Energy Corp 11,668,762
50,871 Brookfield Renewable Corp 1,844,582
252,086 Centerpoint Energy, Inc 11,003,554
18,197 Clearway Energy, Inc (Class A) 735,705
34,795 Clearway Energy, Inc (Class C) 1,404,326
115,004 CMS Energy Corp 8,825,407
137,825 Consolidated Edison, Inc 15,366,109
120,153 Constellation Energy Corp 37,607,889
331,683 Dominion Energy, Inc 21,393,553
79,783 DTE Energy Co 12,102,283
299,889 Duke Energy Corp 38,850,620
148,712 Edison International 10,333,997
174,446 Entergy Corp 20,568,928
101,199 Essential Utilities, Inc 3,865,802
88,275 Evergy, Inc 7,312,701
144,695 Eversource Energy 10,229,937
386,403 Exelon Corp 17,770,674
208,613 FirstEnergy Corp 9,913,290
19,702 Idacorp, Inc 2,910,773
71,768 MDU Resources Group, Inc 1,616,933
803,560 NextEra Energy, Inc 78,652,453
186,070 NiSource, Inc 8,983,460
81,198 OGE Energy Corp 3,962,462
854,012 PG&E Corp 14,193,679
44,382 Pinnacle West Capital Corp 4,603,301
283,629 PPL Corp 10,619,070
190,789 Public Service Enterprise Group, Inc 15,579,830
253,086 Sempra Energy 24,073,540
424,369 Southern Co 41,036,482
17,979 (a) Talen Energy Corp 6,695,739
84,102 UGI Corp 3,035,241
125,696 WEC Energy Group, Inc 14,824,586
226,264 Xcel Energy, Inc 18,768,599
TOTAL UTILITIES 551,199,586
TOTAL COMMON STOCKS
(Cost $7,061,716,833) 12,619,680,649

Large Cap Value Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.5%
289,218 (b) iShares Russell 1000 Value ETF $ 66,881,663
TOTAL INVESTMENT COMPANIES
(Cost $64,372,351) 66,881,663
TOTAL LONG-TERM INVESTMENTS
(Cost $7,126,089,184) 12,686,562,312
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
60,153,317 (c) State Street Navigator Securities Lending Government Money Market Portfolio 3.670%(d) 60,153,317
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $60,153,317) 60,153,317
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.0%
REPURCHASE AGREEMENT - 0.0%
$ 2,650,000 (e) Fixed Income Clearing Corporation 3 .640 05/01/26 2,650,000
TOTAL REPURCHASE AGREEMENT 2,650,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,650,000) 2,650,000
TOTAL INVESTMENTS - 100.5%
(Cost $7,188,892,501) 12,749,365,629
OTHER ASSETS & LIABILITIES, NET - (0.5)% (58,437,305)
NET ASSETS - 100.0% $ 12,690,928,324
ETF Exchange Traded Fund
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $73,157,755.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 3.640% dated 4/30/26 to be repurchased at $2,650,268 on 5/1/26, collateralized by Government Agency Securities, with coupon rate
3.625% and maturity date 8/31/29, valued at $2,703,130.

Portfolios of Investments April 30, 2026
S&P 500 Index

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.9%
COMMON STOCKS - 98.9%
AUTOMOBILES & COMPONENTS - 1.9%
46,328 (a) Aptiv plc $ 2,791,725
847,143 Ford Motor Co 10,233,487
201,123 General Motors Co 15,464,348
615,216 (a) Tesla, Inc 234,784,882
TOTAL AUTOMOBILES & COMPONENTS 263,274,442
BANKS - 3.4%
1,451,476 Bank of America Corp 77,595,907
382,243 Citigroup, Inc 48,919,459
92,154 Citizens Financial Group, Inc 5,994,618
193,925 Fifth Third Bancorp 9,843,633
438,384 Huntington Bancshares, Inc 7,347,316
589,793 JPMorgan Chase & Co 184,740,861
212,462 Keycorp 4,697,535
34,261 M&T Bank Corp 7,490,482
88,308 PNC Financial Services Group, Inc 19,692,684
185,239 Regions Financial Corp 5,288,573
276,522 Truist Financial Corp 14,240,883
337,326 US Bancorp 19,112,891
676,511 Wells Fargo & Co 55,629,500
TOTAL BANKS 460,594,342
CAPITAL GOODS - 6.6%
114,734 3M Co 16,810,826
27,701 A.O. Smith Corp 1,713,030
19,169 Allegion plc 2,635,354
50,858 Ametek, Inc 11,977,059
17,120 (a) Axon Enterprise, Inc 6,878,131
170,867 (a) Boeing Co 39,133,669
26,073 (a) Builders FirstSource, Inc 2,062,114
173,706 Carrier Global Corp 11,667,832
102,087 Caterpillar, Inc 90,868,660
7,589 Comfort Systems USA, Inc 13,965,657
29,804 Cummins, Inc 19,998,782
54,784 Deere & Co 32,315,438
28,559 Dover Corp 6,466,043
84,717 Eaton Corp plc 36,683,308
9,984 EMCOR Group, Inc 8,902,433
122,516 Emerson Electric Co 17,206,147
254,570 Fastenal Co 11,437,830
71,124 Fortive Corp 4,252,504
59,161 GE Vernova, Inc 64,098,577
13,280 (a) Generac Holdings, Inc 3,442,574
55,344 General Dynamics Corp 19,054,939
230,258 General Electric Co 66,758,702
138,593 Honeywell International, Inc 29,704,638
87,741 Howmet Aerospace, Inc 21,324,573
11,879 Hubbell, Inc 6,036,552
8,657 Huntington Ingalls Industries, Inc 3,153,659
16,032 IDEX Corp 3,492,571
56,881 Illinois Tool Works, Inc 14,675,867
76,628 Ingersoll Rand, Inc 6,119,512
131,736 Johnson Controls International plc 19,237,408
40,307 L3Harris Technologies, Inc 12,920,409
6,992 Lennox International, Inc 3,739,951
44,224 Lockheed Martin Corp 22,906,705
45,328 Masco Corp 3,255,457
11,898 Nordson Corp 3,431,978
29,482 Northrop Grumman Corp 17,084,229
84,972 Otis Worldwide Corp 6,617,619

S&P 500 Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
112,435 PACCAR, Inc $ 13,357,278
27,751 Parker-Hannifin Corp 25,237,314
34,647 Pentair plc 2,796,359
32,254 Quanta Services, Inc 23,473,494
24,311 Rockwell Automation, Inc 9,941,011
292,715 RTX Corp 51,538,330
11,624 (a) Snap-On, Inc 4,456,642
36,872 Stanley Black & Decker, Inc 2,881,916
35,725 (a) Textron, Inc 3,428,171
48,320 Trane Technologies plc 23,799,533
12,236 TransDigm Group, Inc 14,193,515
13,631 United Rentals, Inc 13,083,579
83,674 Vertiv Holdings Co 27,486,072
9,649 W.W. Grainger, Inc 11,205,866
38,246 Westinghouse Air Brake Technologies Corp 10,322,213
52,680 Xylem, Inc 6,224,669
TOTAL CAPITAL GOODS 905,456,699
COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
87,837 Automatic Data Processing, Inc 18,616,174
25,559 Broadridge Financial Solutions, Inc 3,935,575
74,822 Cintas Corp 13,072,152
189,039 (a) Copart, Inc 6,259,081
27,399 Equifax, Inc 4,765,782
26,100 Jacobs Solutions, Inc 3,377,601
27,956 Leidos Holdings, Inc 4,171,594
67,560 Paychex, Inc 6,258,083
44,857 Republic Services, Inc 9,384,982
61,091 (a) Rollins, Inc 3,404,601
53,756 Veralto Corp 4,741,279
31,218 Verisk Analytics, Inc 5,759,409
82,233 Waste Management, Inc 19,123,284
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 102,869,597
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.8%
2,136,897 (a) Amazon.com, Inc 566,405,919
3,567 (a) Autozone, Inc 13,212,275
43,102 Best Buy Co, Inc 2,607,240
31,570 (a) Carvana Co 12,495,406
99,824 eBay, Inc 10,329,788
30,791 Genuine Parts Co 3,301,719
217,267 Home Depot, Inc 71,437,390
122,716 Lowe's Cos, Inc 29,303,354
183,042 (a) O'Reilly Automotive, Inc 18,194,375
6,958 Pool Corp 1,484,281
70,893 Ross Stores, Inc 16,148,716
243,371 TJX Cos, Inc 38,148,404
121,314 Tractor Supply Co 4,258,121
9,905 (a) Ulta Beauty, Inc 5,323,739
26,334 Williams-Sonoma, Inc 4,771,984
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 797,422,711
CONSUMER DURABLES & APPAREL - 0.5%
31,767 (a) Deckers Outdoor Corp 3,246,587
61,473 DR Horton, Inc 9,458,236
36,137 (a) Garmin Ltd 9,075,446
27,799 Hasbro, Inc 2,664,256
47,069 Lennar Corp (Class A) 4,250,331
22,766 (a) Lululemon Athletica, Inc 3,134,878
256,611 Nike, Inc (Class B) 11,383,264
627 (a) NVR, Inc 3,960,051
43,428 Pulte Homes, Inc 5,313,850
8,795 Ralph Lauren Corp 3,154,239

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
44,274 Tapestry, Inc $ 6,421,501
TOTAL CONSUMER DURABLES & APPAREL 62,062,639
CONSUMER SERVICES - 1.7%
91,813 (a) Airbnb, Inc 12,886,873
176,275 Booking Holdings, Inc 29,677,659
251,593 Carnival Corp 6,669,730
287,095 (a) Chipotle Mexican Grill, Inc (Class A) 9,758,359
24,608 Darden Restaurants, Inc 4,935,380
7,353 Domino's Pizza, Inc 2,495,755
81,414 (a) DoorDash, Inc 13,730,471
24,802 Expedia Group, Inc 6,160,073
50,089 Hilton Worldwide Holdings, Inc 16,232,342
65,374 Las Vegas Sands Corp 3,570,074
48,662 Marriott International, Inc (Class A) 17,600,559
155,514 McDonald's Corp 45,657,355
51,004 (a) MGM Resorts International 1,986,096
110,255 (a) Norwegian Cruise Line Holdings Ltd 2,004,436
55,480 Royal Caribbean Cruises Ltd 14,633,405
248,122 Starbucks Corp 26,134,690
19,350 Wynn Resorts Ltd 2,072,579
60,657 Yum! Brands, Inc 9,683,890
TOTAL CONSUMER SERVICES 225,889,726
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
8,105 Casey's General Stores, Inc 6,663,526
96,820 Costco Wholesale Corp 98,226,795
48,865 Dollar General Corp 5,662,476
41,098 (a) Dollar Tree, Inc 3,991,027
127,379 Kroger Co 8,670,688
103,543 Sysco Corp 7,735,698
97,291 Target Corp 12,623,507
957,029 Walmart, Inc 126,260,836
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 269,834,553
ENERGY - 3.5%
77,598 APA Corp 3,160,567
214,245 Baker Hughes Co 14,926,449
165,261 Cabot Oil & Gas Corp 5,934,523
53,933 Chesapeake Energy Corp 5,509,256
410,054 Chevron Corp 79,267,539
269,618 ConocoPhillips 33,912,552
138,190 Devon Energy Corp 7,098,820
40,712 Diamondback Energy, Inc 8,371,609
116,747 EOG Resources, Inc 16,411,126
132,077 EQT Corp 7,935,186
914,156 Exxon Mobil Corp 141,081,695
183,220 Halliburton Co 7,750,206
423,879 Kinder Morgan, Inc 13,932,903
65,378 Marathon Petroleum Corp 16,232,704
157,321 (a) Occidental Petroleum Corp 9,530,506
138,831 ONEOK, Inc 12,836,314
88,230 Phillips 66 15,806,404
325,227 Schlumberger Ltd 18,498,912
47,572 Targa Resources Corp 12,372,526
12,438 Texas Pacific Land Corp 5,518,367
65,265 Valero Energy Corp 16,484,634
265,969 Williams Cos, Inc 20,296,094
TOTAL ENERGY 472,868,892
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.8%
36,103 Alexandria Real Estate Equities, Inc 1,462,532
101,350 American Tower Corp 18,517,658
31,293 AvalonBay Communities, Inc 5,726,619
32,980 Boston Properties, Inc 1,928,011
24,781 Camden Property Trust 2,602,501

S&P 500 Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
95,408 Crown Castle, Inc $ 8,470,322
70,002 Digital Realty Trust, Inc 14,066,202
21,466 Equinix, Inc 23,244,029
74,179 Equity Residential 4,849,823
15,066 Essex Property Trust, Inc 3,965,522
44,760 Extra Space Storage, Inc 6,415,451
17,474 Federal Realty Investment Trust 1,937,867
155,185 Healthpeak Properties, Inc 2,509,341
144,601 Host Hotels & Resorts Inc 3,055,419
127,932 Invitation Homes, Inc 3,680,604
66,198 Iron Mountain, Inc 8,340,286
157,531 Kimco Realty Corp 3,724,033
26,003 Mid-America Apartment Communities, Inc 3,359,067
200,342 (b) Prologis, Inc 28,452,571
34,206 Public Storage, Inc 10,345,605
198,068 Realty Income Corp 12,723,888
35,886 Regency Centers Corp 2,793,725
23,745 SBA Communications Corp 5,252,394
71,263 Simon Property Group, Inc 14,516,986
67,716 UDR, Inc 2,460,799
99,501 Ventas, Inc 8,742,158
237,200 VICI Properties, Inc 6,926,240
152,615 (b) Welltower, Inc 33,169,344
159,019 (b) Weyerhaeuser Co 3,899,146
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 247,138,143
FINANCIAL SERVICES - 7.0%
117,466 American Express Co 37,947,391
20,721 Ameriprise Financial, Inc 9,838,124
100,701 Apollo Global Management, Inc 12,962,233
43,978 Ares Management Corp 5,163,017
151,668 Bank of New York Mellon Corp 20,379,629
401,124 (a) Berkshire Hathaway, Inc 189,972,326
31,562 BlackRock, Inc 33,632,467
163,761 Blackstone, Inc 20,565,106
117,059 (a) Block, Inc 8,253,830
138,481 Capital One Financial Corp 26,491,415
22,517 Cboe Global Markets, Inc 6,757,127
365,014 Charles Schwab Corp 33,449,883
78,650 CME Group, Inc 22,637,043
48,790 (a) Coinbase Global, Inc 9,161,298
14,828 (a) Corpay, Inc 4,544,337
9,694 Factset Research Systems, Inc 2,206,160
113,798 Fidelity National Information Services, Inc 5,295,021
115,027 (a) Fiserv, Inc 7,206,442
62,771 Franklin Resources, Inc 1,881,247
50,280 Global Payments, Inc 3,618,149
65,462 Goldman Sachs Group, Inc 60,471,832
97,285 Interactive Brokers Group, Inc (Class A) 7,734,157
124,219 Intercontinental Exchange, Inc 19,637,782
103,514 Invesco Ltd 2,713,102
15,929 Jack Henry & Associates, Inc 2,449,084
149,198 KKR & Co, Inc 15,567,319
178,150 Mastercard, Inc (Class A) 89,595,198
33,069 Moody's Corp 15,272,918
263,647 Morgan Stanley 50,248,482
16,498 MSCI, Inc (Class A) 9,757,082
95,952 Nasdaq Stock Market, Inc 8,818,948
40,530 (a) Northern Trust Corp 6,741,760
205,342 PayPal Holdings, Inc 10,295,848
38,673 Raymond James Financial, Inc 6,122,709
170,095 (a) Robinhood Markets, Inc 12,398,225
67,739 S&P Global, Inc 29,211,089

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
59,677 State Street Corp $ 9,121,033
78,658 Synchrony Financial 5,993,740
47,453 T Rowe Price Group, Inc 4,881,965
368,554 Visa, Inc (Class A) 121,563,851
TOTAL FINANCIAL SERVICES 950,558,369
FOOD, BEVERAGE & TOBACCO - 2.1%
363,585 Altria Group, Inc 26,414,450
102,322 Archer-Daniels-Midland Co 7,627,082
39,738 Brown-Forman Corp (Class B) 1,024,048
30,631 Bunge Global S.A. 3,892,281
46,798 (c) Campbell Soup Co 972,930
843,201 Coca-Cola Co 66,410,511
108,489 ConAgra Brands, Inc 1,556,817
32,844 Constellation Brands, Inc (Class A) 5,142,713
119,100 General Mills, Inc 4,205,421
32,386 Hershey Co 6,015,376
77,286 Hormel Foods Corp 1,659,330
24,850 J.M. Smucker Co 2,436,045
294,401 Keurig Dr Pepper, Inc 8,655,389
189,910 Kraft Heinz Co 4,303,361
55,713 McCormick & Co, Inc 2,832,449
44,190 Molson Coors Brewing Co (Class B) 1,888,681
275,658 Mondelez International, Inc 16,936,428
154,644 (a) Monster Beverage Corp 11,918,413
297,230 PepsiCo, Inc 47,107,983
339,195 Philip Morris International, Inc 55,990,919
62,765 Tyson Foods, Inc (Class A) 4,021,354
TOTAL FOOD, BEVERAGE & TOBACCO 281,011,981
HEALTH CARE EQUIPMENT & SERVICES - 3.1%
379,363 Abbott Laboratories 34,442,367
13,805 (a) Align Technology, Inc 2,429,818
42,559 AmerisourceBergen Corp 13,108,597
112,986 Baxter International, Inc 1,986,294
61,770 Becton Dickinson & Co 9,206,201
319,395 (a) Boston Scientific Corp 18,400,346
51,582 Cardinal Health, Inc 9,949,136
107,455 (a) Centene Corp 5,769,259
58,356 Cigna Group 16,957,086
41,702 (a) Cooper Cos, Inc 2,623,056
273,771 CVS Health Corp 22,802,387
8,462 (a) DaVita, Inc 1,312,795
87,955 (a) DexCom, Inc 5,237,720
125,716 (a) Edwards Lifesciences Corp 10,497,286
47,578 Elevance Health, Inc 17,909,311
98,628 GE HealthCare Technologies, Inc 6,000,527
34,662 HCA, Inc 15,058,906
24,754 (a) Henry Schein, Inc 1,846,401
26,679 Humana, Inc 6,307,983
17,239 (a) IDEXX Laboratories, Inc 9,667,631
15,197 (a) Insulet Corp 2,616,011
77,792 (a) Intuitive Surgical, Inc 35,598,397
18,237 Labcorp Holdings, Inc 4,683,262
27,072 McKesson Corp 22,069,094
280,479 Medtronic plc 22,710,385
24,144 Quest Diagnostics, Inc 4,688,765
31,593 Resmed, Inc 6,754,899
34,358 (a) Solventum Corp 2,314,355
21,568 STERIS plc 4,677,668
75,284 Stryker Corp 23,724,247
197,036 UnitedHealth Group, Inc 72,997,897
12,834 Universal Health Services, Inc (Class B) 2,159,577

S&P 500 Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
42,246 Zimmer Biomet Holdings, Inc $ 3,482,338
TOTAL HEALTH CARE EQUIPMENT & SERVICES 419,990,002
HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
50,988 Church & Dwight Co, Inc 4,948,895
25,223 Clorox Co 2,432,506
174,832 Colgate-Palmolive Co 14,923,660
53,493 Estee Lauder Cos (Class A) 4,103,448
409,848 Kenvue, Inc 7,184,635
72,999 Kimberly-Clark Corp 7,185,292
510,423 Procter & Gamble Co 75,078,119
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 115,856,555
INSURANCE - 1.6%
102,851 Aflac, Inc 11,691,073
55,119 Allstate Corp 11,975,154
120,523 American International Group, Inc 9,015,120
46,930 Aon plc 14,625,735
79,737 (a) Arch Capital Group Ltd 7,531,957
11,631 Assurant, Inc 2,748,056
68,125 (a) Brown & Brown, Inc 4,097,719
80,369 Chubb Ltd 26,280,663
33,017 Cincinnati Financial Corp 5,401,581
6,424 (a) Erie Indemnity Co (Class A) 1,406,406
9,719 Everest Re Group Ltd 3,467,351
55,528 Gallagher (Arthur J.) & Co 11,460,979
17,371 Globe Life, Inc 2,680,345
59,904 Hartford Financial Services Group, Inc 8,195,466
38,711 Loews Corp 4,359,246
106,164 Marsh & McLennan Cos, Inc 17,804,764
120,468 (a) Metlife, Inc 9,649,487
43,138 Principal Financial Group 4,353,056
127,531 Progressive Corp 25,669,440
76,698 Prudential Financial, Inc 7,524,841
48,294 Travelers Cos, Inc 14,736,431
64,106 W.R. Berkley Corp 4,284,204
21,762 Willis Towers Watson plc 5,575,424
TOTAL INSURANCE 214,534,498
MATERIALS - 1.9%
47,537 (a) Air Products & Chemicals, Inc 14,263,477
25,602 Albemarle Corp 5,035,913
105,691 Amcor plc 4,020,486
17,000 Avery Dennison Corp 2,786,810
63,800 Ball Corp 3,896,904
35,407 CF Industries Holdings, Inc 4,397,549
148,179 (a) Corteva, Inc 12,003,981
144,469 CRH plc 17,108,019
156,176 (a) Dow, Inc 6,323,566
86,476 DuPont de Nemours, Inc 3,948,494
55,771 Ecolab, Inc 14,533,923
313,033 Freeport-McMoRan, Inc (Class B) 18,087,047
57,776 International Flavors & Fragrances, Inc 4,055,875
110,618 International Paper Co 3,365,000
101,846 Linde plc 51,039,104
58,548 LyondellBasell Industries NV 4,367,681
12,915 Martin Marietta Materials, Inc 7,995,289
81,780 (a) Mosaic Co 1,903,021
235,767 Newmont Goldcorp Corp 26,191,356
49,132 Nucor Corp 11,068,948
19,539 Packaging Corp of America 4,170,600
50,723 PPG Industries, Inc 5,503,446
49,299 Sherwin-Williams Co 15,855,051
113,406 Smurfit WestRock plc 4,353,656
30,281 Steel Dynamics, Inc 6,924,053

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MATERIALS (continued)
28,996 Vulcan Materials Co $ 8,749,253
TOTAL MATERIALS 261,948,502
MEDIA & ENTERTAINMENT - 10.1%
1,023,014 Alphabet, Inc 390,729,967
1,273,549 Alphabet, Inc (Class A) 490,061,655
20,125 (a) Charter Communications, Inc 3,324,046
785,949 Comcast Corp (Class A) 21,252,061
29,447 (a),(c) EchoStar Corp (Class A) 3,626,104
50,060 Electronic Arts, Inc 10,130,642
45,990 Fox Corp (Class A) 2,919,905
31,403 Fox Corp (Class B) 1,790,599
33,864 (a) Live Nation, Inc 5,348,480
478,441 Meta Platforms, Inc 292,762,832
924,024 (a) Netflix, Inc 86,497,887
77,943 News Corp (Class A) 2,051,460
23,838 News Corp (Class B) 726,582
71,591 Omnicom Group, Inc 5,492,462
72,985 (c) Paramount Skydance Corp 747,366
38,684 (a) Take-Two Interactive Software, Inc 8,269,092
14,247 TKO Group Holdings, Inc 2,651,224
389,288 Walt Disney Co 40,388,630
538,337 (a) Warner Bros Discovery, Inc 14,562,016
TOTAL MEDIA & ENTERTAINMENT 1,383,333,010
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.3%
385,458 AbbVie, Inc 81,454,985
61,269 Agilent Technologies, Inc 7,079,633
117,287 Amgen, Inc 40,610,624
32,374 (a) Biogen, Inc 6,127,751
34,200 Bio-Techne Corp 1,891,944
444,543 Bristol-Myers Squibb Co 26,934,860
11,012 (a) Charles River Laboratories International, Inc 1,838,674
137,304 Danaher Corp 24,570,551
173,212 Eli Lilly & Co 161,883,935
270,455 Gilead Sciences, Inc 35,386,332
37,713 (a) Incyte Corp 3,592,917
36,397 (a) IQVIA Holdings, Inc 5,764,193
525,885 Johnson & Johnson 120,874,667
541,153 Merck & Co, Inc 59,083,084
4,431 (a) Mettler-Toledo International, Inc 5,656,659
76,998 (a) Moderna, Inc 3,537,288
26,424 (a) PerkinElmer, Inc 2,288,847
1,243,576 Pfizer, Inc 33,203,479
21,836 Regeneron Pharmaceuticals, Inc 15,439,362
81,934 Thermo Fisher Scientific, Inc 39,243,109
55,292 (a) Vertex Pharmaceuticals, Inc 23,630,695
268,852 Viatris, Inc 4,016,649
21,313 (a) Waters Corp 6,590,619
15,036 West Pharmaceutical Services, Inc 4,474,563
95,732 Zoetis, Inc 11,006,308
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 726,181,728
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
64,087 (a) CBRE Group, Inc 9,147,138
89,164 (a) CoStar Group, Inc 3,085,966
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 12,233,104
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16.5%
355,110 (a) Advanced Micro Devices, Inc 125,882,944
107,424 Analog Devices, Inc 43,212,378
173,779 Applied Materials, Inc 68,554,078
1,037,141 Broadcom, Inc 432,933,768
23,545 (a) First Solar, Inc 4,753,500
1,027,099 (a) Intel Corp 97,040,313
28,676 KLA Corp 50,193,037

S&P 500 Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
274,028 Lam Research Corp $ 70,660,860
118,430 Microchip Technology, Inc 11,003,331
246,201 Micron Technology, Inc 127,325,309
10,413 Monolithic Power Systems, Inc 16,810,851
5,315,559 Nvidia Corp 1,060,826,110
55,639 NXP Semiconductors NV 16,335,054
89,646 (a) ON Semiconductor Corp 9,037,213
46,299 Qnity Electronics, Inc 6,512,417
233,665 QUALCOMM, Inc 41,961,561
30,200 Skyworks Solutions, Inc 2,119,134
34,300 Teradyne, Inc 11,781,021
198,233 Texas Instruments, Inc 55,719,332
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,252,662,211
SOFTWARE & SERVICES - 8.6%
133,365 Accenture plc 23,833,659
90,916 (a) Adobe, Inc 22,374,428
33,190 (a) Akamai Technologies, Inc 3,417,906
59,320 (a) AppLovin Corp 26,477,482
45,982 (a) Autodesk, Inc 10,897,734
60,021 (a) Cadence Design Systems, Inc 19,782,321
102,571 Cognizant Technology Solutions Corp (Class A) 5,426,006
55,337 (a) Crowdstrike Holdings, Inc 24,666,468
72,733 (a) Datadog, Inc 9,614,575
10,991 (a) EPAM Systems, Inc 1,250,556
5,274 (a) Fair Isaac Corp 5,405,850
138,344 (a) Fortinet, Inc 11,663,783
16,291 (a) Gartner, Inc 2,419,051
112,609 Gen Digital, Inc 2,172,228
31,502 (a) GoDaddy, Inc 2,734,058
203,767 International Business Machines Corp 47,066,102
60,012 Intuit, Inc 23,314,662
1,624,338 Microsoft Corp 662,372,550
370,932 Oracle Corp 59,864,715
498,373 (a) Palantir Technologies, Inc 69,328,668
176,767 (a) Palo Alto Networks, Inc 31,697,858
26,403 (a) PTC, Inc 3,598,729
22,713 Roper Industries, Inc 8,058,799
204,968 Salesforce, Inc 36,183,001
228,814 (a) ServiceNow, Inc 20,206,564
41,848 (a) Synopsys, Inc 20,195,845
94,423 (a) Trade Desk, Inc 2,227,438
52,555 (a) Trimble Inc 3,538,003
9,476 (a) Tyler Technologies, Inc 3,232,643
17,713 VeriSign, Inc 4,758,775
46,804 (a) Workday, Inc 5,728,810
TOTAL SOFTWARE & SERVICES 1,173,509,267
TECHNOLOGY HARDWARE & EQUIPMENT - 9.5%
267,578 Amphenol Corp (Class A) 39,406,212
3,211,464 Apple, Inc 871,430,756
225,277 (a) Arista Networks, Inc 38,907,591
27,222 CDW Corp 3,726,964
30,413 (a) Ciena Corp 16,045,291
860,250 Cisco Systems, Inc 78,712,875
41,006 (a) Coherent Corp 13,110,028
170,645 Corning, Inc 28,026,735
66,387 Dell Technologies, Inc 13,871,564
12,196 (a) F5 Networks, Inc 3,950,284
287,522 Hewlett Packard Enterprise Co 8,272,008
197,019 HP, Inc 4,109,816
23,264 Jabil Inc 7,851,367
37,063 (a) Keysight Technologies, Inc 12,968,714
15,618 (a) Lumentum Holdings, Inc 14,092,434

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
36,766 Motorola Solutions, Inc $ 16,141,377
43,051 NetApp, Inc 4,768,759
32,410 (a) SanDisk Corp 35,537,889
47,908 Seagate Technology Holdings plc 32,272,745
107,175 (a),(c) Super Micro Computer, Inc 2,936,595
63,744 (a) TE Connectivity plc 13,492,055
10,203 (a) Teledyne Technologies, Inc 6,589,608
75,342 Western Digital Corp 32,737,606
10,611 (a) Zebra Technologies Corp (Class A) 2,400,845
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,301,360,118
TELECOMMUNICATION SERVICES - 0.8%
1,545,207 AT&T, Inc 40,376,259
104,899 T-Mobile US, Inc 20,507,755
918,516 Verizon Communications, Inc 44,116,323
TOTAL TELECOMMUNICATION SERVICES 105,000,337
TRANSPORTATION - 1.3%
26,458 CH Robinson Worldwide, Inc 4,810,329
409,163 CSX Corp 18,588,275
139,025 Delta Air Lines, Inc 9,452,310
29,810 Expeditors International Washington, Inc 4,408,601
47,315 FedEx Corp 19,082,613
16,063 (a) JB Hunt Transport Services, Inc 4,040,326
49,207 Norfolk Southern Corp 15,541,047
41,118 Old Dominion Freight Line 8,734,697
107,481 Southwest Airlines Co 4,075,679
453,840 (a) Uber Technologies, Inc 33,861,002
129,022 Union Pacific Corp 34,768,849
71,270 (a) United Airlines Holdings, Inc 6,414,300
160,709 United Parcel Service, Inc (Class B) 17,485,139
TOTAL TRANSPORTATION 181,263,167
UTILITIES - 2.3%
156,614 AES Corp 2,263,072
58,035 Alliant Energy Corp 4,261,510
57,337 Ameren Corp 6,516,350
115,948 American Electric Power Co, Inc 15,897,630
43,375 American Water Works Co, Inc 5,570,218
36,254 Atmos Energy Corp 6,887,535
143,942 Centerpoint Energy, Inc 6,283,068
65,261 CMS Energy Corp 5,008,129
81,686 Consolidated Edison, Inc 9,107,172
68,733 Constellation Energy Corp 21,513,429
183,639 Dominion Energy, Inc 11,844,716
45,456 DTE Energy Co 6,895,221
171,091 Duke Energy Corp 22,164,839
88,633 Edison International 6,159,107
96,494 Entergy Corp 11,377,608
51,803 Evergy, Inc 4,291,361
80,373 Eversource Energy 5,682,371
220,826 Exelon Corp 10,155,788
113,103 FirstEnergy Corp 5,374,655
454,444 NextEra Energy, Inc 44,480,979
101,805 NiSource, Inc 4,915,145
46,327 NRG Energy, Inc 7,207,555
484,633 PG&E Corp 8,054,600
29,456 Pinnacle West Capital Corp 3,055,176
154,653 PPL Corp 5,790,208
107,078 Public Service Enterprise Group, Inc 8,743,989
142,127 Sempra Energy 13,519,120
239,020 Southern Co 23,113,234
69,556 Vistra Corp 10,978,719
71,607 WEC Energy Group, Inc 8,445,330

S&P 500 Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
Investments in Derivatives
SHARES DESCRIPTION VALUE
UTILITIES (continued)
129,017 Xcel Energy, Inc $ 10,701,960
TOTAL UTILITIES 316,259,794
TOTAL COMMON STOCKS
(Cost $4,068,569,702) 13,503,114,387
TOTAL LONG-TERM INVESTMENTS
(Cost $4,068,569,702) 13,503,114,387
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
1,758,929 (d) State Street Navigator Securities Lending Government Money Market Portfolio 3.670%(e) 1,758,929
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,758,929) 1,758,929
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.1%
GOVERNMENT AGENCY DEBT - 0.3%
$ 10,000,000 Federal Farm Credit Discount Notes 0.000 06/02/26 9,967,000
10,000,000 Federal Home Loan Bank (FHLB) 0.000 10/23/26 9,824,489
10,000,000 Federal Home Loan Bank Discount Notes 0.000 05/27/26 9,973,075
5,000,000 Federal National Mortgage Association Discount Notes 0.000 05/08/26 4,996,011
TOTAL GOVERNMENT AGENCY DEBT 34,760,575
REPURCHASE AGREEMENT - 0.5%
72,040,000 (f) Fixed Income Clearing Corporation 3.640 05/01/26 72,040,000
TOTAL REPURCHASE AGREEMENT 72,040,000
TREASURY DEBT - 0.3%
25,000,000 United States Treasury Bill 0.000 05/28/26 24,933,063
10,000,000 United States Treasury Bill 0.000 06/09/26 9,961,054
10,000,000 United States Treasury Bill 0.000 09/01/26 9,880,546
TOTAL TREASURY DEBT 44,774,663
TOTAL SHORT-TERM INVESTMENTS
(Cost $151,575,804) 151,575,238
TOTAL INVESTMENTS - 100.0%
(Cost $4,221,904,435) 13,656,448,554
OTHER ASSETS & LIABILITIES, NET - 0.0% 1,092,384
NET ASSETS - 100.0% $ 13,657,540,938
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,705,979.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 3.640% dated 4/30/26 to be repurchased at $72,047,284 on 5/1/26, collateralized by Government Agency Securities, with coupon rates
2.625%–4.375% and maturity dates 5/31/27–8/31/32, valued at $73,480,874.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 387 06/18/26  $ 129,540,774 $ 140,166,562 $ 10,625,788

Portfolios of Investments April 30, 2026
Small Cap Blend Index

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.8%
COMMON STOCKS - 98.8%
AUTOMOBILES & COMPONENTS - 1.1%
94,503 (a) Adient plc $ 1,989,288
276,647 (a) American Axle & Manufacturing Holdings, Inc 1,579,654
20,226 (a) Cooper-Standard Holdings, Inc 608,196
132,737 (a) Dana Inc 4,838,264
33,152 (a) Dorman Products, Inc 3,729,931
171,772 (a),(b) Faraday Future Intelligent Electric, Inc 74,927
50,710 (a) Fox Factory Holding Corp 900,102
211,993 (a) Garrett Motion, Inc 5,429,141
37,576 (a) Gentherm, Inc 1,131,038
318,485 (a) Goodyear Tire & Rubber Co 2,254,874
90,391 (a) Holley, Inc 298,290
28,430 LCI Industries 3,389,425
15,753 (a),(b) Livewire Group, Inc 28,670
17,089 (a) Motorcar Parts of America, Inc 191,739
38,846 Patrick Industries, Inc 3,612,678
45,392 Phinia, Inc 3,275,033
210,539 (a),(b) Solid Power, Inc 726,360
25,814 Standard Motor Products, Inc 964,669
5,027 (a) Strattec Security Corp 378,332
33,037 Visteon Corp 3,690,563
32,962 Winnebago Industries, Inc 1,074,891
30,392 (a) XPEL, Inc 1,447,267
TOTAL AUTOMOBILES & COMPONENTS 41,613,332
BANKS - 9.2%
20,963 (a) 1st Source Corp 1,541,409
11,838 (a) ACNB Corp 600,068
28,670 Amalgamated Financial Corp 1,172,030
45,898 (a) Amerant Bancorp, Inc 1,054,277
78,768 Ameris Bancorp 6,714,972
10,397 Ames National Corp 292,987
20,287 (a) Arrow Financial Corp 747,576
197,266 (a) Associated Banc-Corp 5,555,011
168,381 Atlantic Union Bankshares Corp 6,339,545
1,536 (a) Avidbank Holdings, Inc 45,527
65,396 (a) Axos Financial, Inc 6,306,790
158,219 Banc of California, Inc 2,963,442
25,410 Bancfirst Corp 2,836,010
50,087 (a) Bancorp, Inc 2,996,705
11,888 (a) Bank First Corp 1,727,445
47,520 (a) Bank of Hawaii Corp 3,778,315
19,080 (a) Bank of Marin Bancorp 489,211
49,572 Bank of NT Butterfield & Son Ltd 2,748,767
4,212 Bank7 Corp 180,863
87,541 BankUnited, Inc 4,068,906
8,096 (a) Bankwell Financial Group, Inc 418,725
40,732 Banner Corp 2,725,378
20,159 (a) Bar Harbor Bankshares 690,446
10,425 BayCom Corp 312,542
17,299 (a) BCB Bancorp, Inc 175,585
100,365 Berkshire Hills Bancorp, Inc 2,863,413
83,425 Blue Ridge Bankshares, Inc 286,148
25,156 (a) Bridgewater Bancshares, Inc 456,078
16,607 (a) Burke & Herbert Financial Services Corp 1,067,996
32,870 (a) Business First Bancshares, Inc 899,981
8,998 (a) BV Financial, Inc 176,181
35,605 (a) Byline Bancorp, Inc 1,144,701
3,965 C&F Financial Corp 296,384
21,193 Camden National Corp 1,020,867

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
11,310 (a) Capital Bancorp, Inc $ 356,152
17,646 Capital City Bank Group, Inc 814,716
144,623 (a) Capitol Federal Financial, Inc 1,110,705
24,190 (a) Carter Bankshares, Inc 619,264
77,960 Cathay General Bancorp 4,368,099
5,991 (a) CB Financial Services, Inc 210,763
33,080 Central Pacific Financial Corp 1,100,902
5,074 CF Bankshares, Inc 148,668
3,091 (a) Chain Bridge Bancorp, Inc 114,862
5,407 Chemung Financial Corp 359,079
14,640 ChoiceOne Financial Services, Inc 439,639
17,196 (a) Citizens & Northern Corp 379,688
8,223 (a) Citizens Community Bancorp, Inc 170,627
5,934 Citizens Financial Services, Inc 374,791
16,297 City Holding Co 2,003,879
21,963 (a) Civista Bancshares, Inc 546,220
36,647 CNB Financial Corp 1,113,336
15,866 (a) Coastal Financial Corp 1,199,787
9,916 (a) CoastalSouth Bancshares, Inc 253,354
21,219 (a) Colony Bankcorp, Inc 420,985
28,989 (a) Columbia Financial, Inc 557,458
4,928 (a) Commercial Bancgroup, Inc 142,715
62,893 (a) Community Bank System, Inc 3,984,901
19,857 (a) Community Trust Bancorp, Inc 1,289,315
28,149 (a) Community West Bancshares 667,694
58,564 ConnectOne Bancorp, Inc 1,711,240
37,753 (a) Customers Bancorp, Inc 2,879,421
204,128 CVB Financial Corp 4,158,087
46,215 Dime Community Bancshares, Inc 1,658,656
5,674 (a) Eagle Bancorp Montana, Inc 125,509
35,296 (a) Eagle Bancorp, Inc 912,402
3,833 (a) Eagle Financial Services, Inc 144,427
256,224 (a) Eastern Bankshares, Inc 5,183,412
9,947 (a) ECB Bancorp, Inc 178,648
44,873 (a) Enterprise Financial Services Corp 2,594,557
18,451 Equity Bancshares, Inc 836,568
8,879 (a) Esquire Financial Holdings, Inc 933,361
16,904 Farmers & Merchants Bancorp, Inc 452,689
66,123 Farmers National Banc Corp 930,351
14,503 (a) FB Bancorp, Inc 202,752
50,810 (a) FB Financial Corp 2,747,297
6,177 (a) Fidelity D&D Bancorp, Inc 278,521
24,345 Financial Institutions, Inc 829,434
4,346 Finward Bancorp 139,854
11,793 (a) Finwise Bancorp 183,381
48,739 First Bancorp 2,814,190
184,350 First BanCorp 4,476,018
10,950 First Bancorp, Inc 311,637
23,987 (a) First Bank 355,967
102,725 First Busey Corp 2,691,395
8,378 (a) First Business Financial Services, Inc 470,844
4,191 First Capital Inc 226,649
125,447 First Commonwealth Financial Corp 2,309,479
18,184 (a) First Community Bancshares, Inc 775,002
9,607 (a) First Community Corp 284,463
122,950 (a) First Financial Bancorp 3,722,926
162,195 (a) First Financial Bankshares, Inc 5,234,033
14,418 First Financial Corp 946,830
8,259 First Internet Bancorp 189,296
103,828 First Interstate BancSystem, Inc 3,684,856
74,390 First Merchants Corp 3,008,332
25,097 (a) First Mid Bancshares, Inc 1,056,333

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
BANKS (continued)
10,116 First National Corp $ 270,300
5,902 First United Corp 219,318
11,035 (a) First Western Financial, Inc 312,401
26,330 (a) Firstsun Capital Bancorp 931,029
18,829 (a) Five Star Bancorp 761,633
38,663 Flushing Financial Corp 623,248
5,378 (a) Franklin Financial Services Corp 303,050
6,355 (a) FS Bancorp, Inc 258,267
229,002 Fulton Financial Corp 4,944,153
17,596 FVCBankcorp, Inc 275,553
11,689 (a),(b) GBank Financial Holdings, Inc 344,241
44,179 (a) German American Bancorp, Inc 1,902,790
152,289 Glacier Bancorp, Inc 7,469,775
10,719 Great Southern Bancorp, Inc 731,250
9,442 (a) Greene County Bancorp, Inc 227,080
99,385 (a) Hancock Whitney Corp 6,709,481
37,385 Hanmi Financial Corp 1,118,185
6,153 (a) Hanover Bancorp, Inc 145,949
7,505 (a) Hawthorn Bancshares Inc 252,318
14,600 (a) HBT Financial, Inc 405,296
42,683 (a) Heritage Financial Corp 1,174,636
53,627 (a) Hilltop Holdings, Inc 2,020,129
2,081 (a),(b) Hingham Institution For Savings The 591,420
9,112 (a) Home Bancorp, Inc 566,675
222,826 Home Bancshares, Inc 5,987,335
57,270 HomeStreet, Inc 845,592
18,212 (a) HomeTrust Bancshares, Inc 831,742
149,871 (a) Hope Bancorp, Inc 1,865,894
56,022 Horizon Bancorp, Inc 1,013,998
58,472 Independent Bank Corp 4,560,231
25,295 Independent Bank Corp 840,047
64,062 International Bancshares Corp 4,595,808
12,280 Investar Holding Corp 340,279
15,873 (a) John Marshall Bancorp, Inc 333,333
69,147 (a) Kearny Financial Corp 555,942
30,297 Lakeland Financial Corp 1,833,574
6,027 (a) Landmark Bancorp, Inc 159,836
13,925 LCNB Corp 225,724
28,662 LINKBANCORP, Inc 249,073
43,534 Live Oak Bancshares, Inc 1,636,878
9,161 (a) MainStreet Bancshares Inc 214,551
19,020 (a) Mercantile Bank Corp 975,916
11,842 (a) Meridian Corp 222,866
23,345 Metrocity Bankshares, Inc 746,807
10,775 (a) Metropolitan Bank Holding Corp 951,971
24,232 (a) Mid Penn Bancorp, Inc 798,929
25,171 Midland States Bancorp, Inc 654,698
14,402 MVB Financial Corp 376,324
46,727 National Bank Holdings Corp 1,995,243
7,584 National Bankshares, Inc 271,469
48,745 (a) NB Bancorp, Inc 956,864
60,199 NBT Bancorp, Inc 2,630,094
356,963 (a) New York Community Bancorp, Inc 4,986,773
22,240 (a) Nicolet Bankshares, Inc 3,257,715
9,066 (a) Northeast Bank 1,127,357
13,141 Northeast Community Bancorp, Inc 315,318
40,192 (a) Northfield Bancorp, Inc 560,678
21,275 Northpointe Bancshares, Inc 379,333
27,332 Northrim BanCorp, Inc 670,454
169,772 (a) Northwest Bancshares, Inc 2,347,947
9,670 Norwood Financial Corp 283,041
8,516 Oak Valley Bancorp 281,709

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
69,832 OceanFirst Financial Corp $ 1,331,696
52,102 (a) OFG Bancorp 2,394,608
3,199 Ohio Valley Banc Corp 142,388
415,745 Old National Bancorp 9,965,408
55,606 Old Second Bancorp, Inc 1,146,040
9,759 (a) OP Bancorp 139,944
13,750 Orange County Bancorp, Inc 468,875
36,641 (a) Origin Bancorp, Inc 1,715,532
23,539 (a) Orrstown Financial Services, Inc 864,823
18,173 (a) Park National Corp 3,129,209
11,704 Parke Bancorp, Inc 352,407
26,682 Pathward Financial, Inc 2,317,065
82,285 (a),(b) Patriot National Bancorp, Inc 100,799
10,978 (a) PCB Bancorp 264,899
20,852 (a) Peapack Gladstone Financial Corp 870,571
4,298 Peoples Bancorp of North Carolina, Inc 169,427
41,706 Peoples Bancorp, Inc 1,434,686
10,009 (a) Peoples Financial Services Corp 570,113
12,534 (a) Pioneer Bancorp, Inc 178,359
7,368 (a) Plumas Bancorp 375,842
23,086 (a) Ponce Financial Group, Inc 403,082
14,194 Preferred Bank 1,344,598
18,506 (a) Primis Financial Corp 271,298
4,617 (a) Princeton Bancorp, Inc 165,150
155,124 Provident Financial Services, Inc 3,518,212
19,816 QCR Holdings, Inc 1,791,763
20,038 RBB Bancorp 483,317
5,706 Red River Bancshares, Inc 517,705
113,532 Renasant Corp 4,528,792
10,738 Republic Bancorp, Inc (Class A) 813,189
5,582 (a) Rhinebeck Bancorp, Inc 91,210
11,813 Richmond Mutual Bancorporation, Inc 186,882
13,061 Riverview Bancorp, Inc 67,656
45,239 (a) S&T Bancorp, Inc 1,996,397
7,690 (a),(b) SB Financial Group, Inc 160,260
111,584 Seacoast Banking Corp of Florida 3,511,548
62,092 ServisFirst Bancshares, Inc 4,943,765
39,076 Shore Bancshares, Inc 754,167
15,717 (a) Sierra Bancorp 567,069
172,776 Simmons First National Corp (Class A) 3,673,218
18,886 SmartFinancial, Inc 792,079
2,724 (a) Sound Financial Bancorp, Inc 112,093
15,988 South Plains Financial, Inc 656,787
22,859 Southern California Bancorp 427,235
9,703 (a) Southern First Bancshares, Inc 546,279
10,863 (a) Southern Missouri Bancorp, Inc 741,291
32,999 Southside Bancshares, Inc 1,089,957
9,966 (b) SR Bancorp, Inc 192,443
56,207 Stellar Bancorp, Inc 2,111,135
23,940 (a),(c) Sterling Bancorp, Inc 239
32,285 Stock Yards Bancorp, Inc 2,335,174
52,796 (a) Texas Capital Bancshares, Inc 5,316,557
14,816 (a) Third Coast Bancshares, Inc 553,229
9,087 (a) Timberland Bancorp, Inc 362,390
17,149 (a) Tompkins Trustco, Inc 1,445,146
98,114 (a) Towne Bank 3,488,934
37,265 Trico Bancshares 1,873,312
26,156 (a) Triumph Financial, Inc 1,770,238
21,836 TrustCo Bank Corp NY 1,039,394
66,609 (a) Trustmark Corp 2,955,441
86,307 UMB Financial Corp 10,889,354
4,715 (b) Union Bankshares, Inc 116,413

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
BANKS (continued)
165,622 United Bankshares, Inc $ 7,255,900
147,438 United Community Banks, Inc 4,914,109
9,491 Unity Bancorp, Inc 496,189
35,576 (a) Univest Financial Corp 1,351,532
15,236 (a) USCB Financial Holdings, Inc 277,905
573,918 Valley National Bancorp 7,788,067
5,470 (a) Virginia National Bankshares Corp 230,834
91,902 Washington Federal, Inc 3,253,331
23,311 Washington Trust Bancorp, Inc 732,665
113,825 WesBanco, Inc 3,913,304
16,383 (a) West Bancorporation, Inc 392,373
28,925 (a) Westamerica Bancorporation 1,585,669
24,005 (a) Western New England Bancorp, Inc 334,870
64,289 (a) WSFS Financial Corp 4,626,879
TOTAL BANKS 364,210,933
CAPITAL GOODS - 15.2%
165,797 (a) 3D Systems Corp 407,861
47,044 (a) AAR Corp 5,192,246
45,168 Aebi Schmidt Holding AG. 524,852
44,763 (a) Aerovironment, Inc 8,729,680
45,030 (a) AerSale Corp 302,602
28,016 (a) AirJoule Technologies Corp 86,289
24,342 (a),(b) AIRO Group Holdings, Inc 185,973
12,618 Alamo Group, Inc 2,188,466
34,665 Albany International Corp (Class A) 2,011,957
49,640 (a) Alliance Laundry Holdings, Inc 1,259,367
17,398 Allied Motion Technologies, Inc 1,325,380
22,341 Alta Equipment Group, Inc 173,143
39,038 (a) Ameresco, Inc 1,155,134
54,974 (a) American Superconductor Corp 2,943,308
18,429 (a) American Woodmark Corp 804,979
137,914 (a) Amprius Technologies, Inc 2,904,469
25,979 (a) Apogee Enterprises, Inc 945,636
730,412 (a),(b) Archer Aviation, Inc 4,192,565
58,363 Arcosa, Inc 7,381,169
15,913 Argan, Inc 10,661,392
175,995 (a),(b) Array Technologies, Inc 1,362,201
27,965 (a) Astec Industries, Inc 1,818,284
37,343 (a) Astronics Corp 2,666,290
39,469 Atkore, Inc 3,084,502
96,957 Atmus Filtration Technologies, Inc 6,147,074
34,816 AZZ, Inc 4,980,081
39,325 (a) Beta Technologies, Inc 626,447
260,455 (a) Bloom Energy Corp 73,802,529
38,028 (a) Blue Bird Corp 2,437,975
10,137 (a) BlueLinx Holdings, Inc 536,856
44,795 Boise Cascade Co 3,550,900
18,047 (a) Bowman Consulting Group Ltd 569,563
27,175 (b) Brookfield Business Corp 926,667
22,107 (a),(b) Byrna Technologies, Inc 129,326
34,408 (a) Cadre Holdings, Inc 1,020,197
15,136 (a) Cardinal Infrastructure Group, Inc 802,662
34,810 (a) CECO Environmental Corp 2,580,813
105,075 (a) Centuri Holdings, Inc 3,950,820
53,723 (a) Chart Industries, Inc 11,169,012
35,735 (a) Columbus McKinnon Corp 552,106
22,146 (a) Concrete Pumping Holdings, Inc 175,396
56,397 (a) Construction Partners, Inc 6,974,053
19,188 CSW Industrials, Inc 5,587,546
63,254 (a) Custom Truck One Source, Inc 623,052
221,358 (a) DNOW, Inc 2,986,119
26,093 Douglas Dynamics, Inc 1,203,670

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
16,696 (a) Ducommun, Inc $ 2,369,663
15,391 (a) DXP Enterprises, Inc 2,628,013
34,920 (a) Dycom Industries, Inc 14,460,372
6,955 (b) Eastern Co 152,036
65,261 (a) Energy Recovery, Inc 722,439
64,994 Enerpac Tool Group Corp 2,281,289
44,130 EnerSys 9,411,164
230,196 (a),(b) Enovix Corp 1,535,407
25,375 EnPro Industries, Inc 7,398,081
363,605 (a),(b) Eos Energy Enterprises, Inc 2,436,153
30,850 ESCO Technologies, Inc 9,993,858
115,165 (a) Eve Holding, Inc 331,675
6,471 EVI Industries, Inc 120,166
71,082 Federal Signal Corp 8,752,327
27,835 (a),(b) Firefly Aerospace, Inc 963,091
85,402 (a) Fluence Energy, Inc 1,040,196
191,019 (a) Fluor Corp 10,190,864
46,683 Franklin Electric Co, Inc 4,677,170
243,489 (a),(b) Freyr Battery, Inc 1,168,747
42,580 GATX Corp 8,342,274
13,295 (a) Gencor Industries, Inc 197,830
36,479 (a) Gibraltar Industries, Inc 1,423,775
14,646 Global Industrial Co 484,929
25,345 (a) Gorman-Rupp Co 1,919,630
11,982 (a) Graham Corp 1,140,686
52,026 Granite Construction, Inc 7,131,204
36,267 Greenbrier Cos, Inc 1,781,435
45,582 Griffon Corp 4,155,711
39,892 Helios Technologies, Inc 2,728,613
39,215 Herc Holdings, Inc 4,977,168
238,360 (a) Hillman Solutions Corp 1,945,018
46,787 (a) Hudson Technologies, Inc 292,887
152,570 (a),(b) Hyliion Holdings Corp 291,409
14,685 Hyster-Yale Materials Handling, Inc 579,617
10,841 (a) IES Holdings, Inc 6,982,471
22,872 Insteel Industries, Inc 598,789
133,056 (a),(b) Intuitive Machines, Inc 3,372,970
156,045 (a) Janus International Group, Inc 811,434
113,834 (a) JELD-WEN Holding, Inc 155,953
61,813 John Bean Technologies Corp 7,300,115
14,157 Kadant, Inc 4,149,841
10,528 Karat Packaging, Inc 302,048
91,175 Kennametal, Inc 3,529,384
215,554 (a) Kratos Defense & Security Solutions, Inc 13,590,680
42,895 (a),(b) KULR Technology Group, Inc 110,669
10,578 (a) Lawson Products, Inc 286,241
12,187 (a) LB Foster Co (Class A) 373,044
61,324 (a) Legence Corp 5,332,735
13,044 (a) Limbach Holdings, Inc 1,301,400
12,641 Lindsay Corp 1,415,413
35,165 (a) LSI Industries, Inc 854,861
28,443 Luxfer Holdings plc 428,067
42,625 (a) Manitowoc Co, Inc 579,274
155,767 (a) Masterbrand, Inc 1,398,788
35,714 (a) Matrix Service Co 482,853
16,129 (a) Mayville Engineering Co Inc 367,902
29,569 McGrath RentCorp 3,268,853
64,979 (a) Mercury Computer Systems, Inc 5,127,493
237,991 (a),(b) Microvast Holdings, Inc 459,323
13,831 Miller Industries, Inc 663,750
62,450 (a) Modine Manufacturing Co 15,901,644
33,414 (a) Moog, Inc (Class A) 10,067,972

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
183,497 Mueller Water Products, Inc (Class A) $ 5,117,731
18,403 (a) MYR Group, Inc 7,449,718
43,371 (a) NANO Nuclear Energy, Inc 1,014,014
6,345 National Presto Industries, Inc 887,285
28,744 (a) Net Power, Inc 54,901
100,181 (a) Newpark Resources, Inc 1,637,959
173,860 (a) NEXTracker, Inc 20,711,942
11,688 (a) Northwest Pipe Co 1,149,398
190,525 (a) NuScale Power Corp 2,373,942
4,550 Omega Flex, Inc 143,416
44,627 (a) Orion Marine Group, Inc 607,820
36,371 (a),(b) Palladyne AI Corp 221,499
20,636 Park Aerospace Corp 698,735
10,937 (a) Park-Ohio Holdings Corp 316,626
1,586,531 (a),(b) Plug Power, Inc 4,965,842
34,131 Powell Industries, Inc 9,463,502
10,349 (a) Power Solutions International, Inc 758,271
3,045 Preformed Line Products Co 1,011,701
64,283 Primoris Services Corp 11,644,865
27,664 (a) Proto Labs, Inc 1,792,904
56,823 Quanex Building Products Corp 1,133,051
124,497 (a),(b) Red Cat Holdings, Inc 1,459,105
126,878 (a) Redwire Corp 1,166,009
152,041 (a) Resideo Technologies, Inc 6,289,936
186,132 (a),(b) Richtech Robotics, Inc 457,885
8,807 Rush Enterprises, Inc 641,678
73,415 Rush Enterprises, Inc (Class A) 5,434,912
89,643 (a) Satellogic, Inc 579,094
189,820 (a) Shoals Technologies Group, Inc 1,507,171
106,387 (a) SKYX Platforms Corp 114,898
13,098 (a),(b) Southland Holdings, Inc 14,015
57,338 (a) SPX Technologies, Inc 12,551,862
14,445 (a) Standex International Corp 3,943,485
35,563 (a) Sterling Construction Co, Inc 18,336,994
78,551 (a),(b) SunPower, Inc 65,025
264,204 (a) Sunrun, Inc 3,363,317
32,189 Tecnoglass, Inc 1,386,702
21,895 (a) Tennant Co 1,818,161
132,637 Terex Corp 8,250,021
39,070 (a) Thermon Group Holdings, Inc 2,363,344
56,555 (a) Titan International, Inc 430,949
25,486 (a) Titan Machinery, Inc 532,912
11,067 (a) Transcat, Inc 842,199
96,583 Trinity Industries, Inc 3,149,572
52,145 Tutor Perini Corp 4,845,313
69,788 (a) UFP Industries, Inc 6,245,328
31,412 (a) V2X, Inc 2,130,048
27,585 (a) Vicor Corp 7,427,813
57,257 (a) Voyager Technologies, Inc 1,512,157
31,781 VSE Corp 5,456,162
50,050 Wabash National Corp 434,935
32,608 Watts Water Technologies, Inc (Class A) 9,787,617
3,294 Willis Lease Finance Corp 639,530
38,401 Worthington Enterprises, Inc 2,084,022
53,105 (a) Xometry, Inc 2,722,693
20,666 (a) York Space Systems, Inc 685,285
178,029 Zurn Elkay Water Solutions Corp 9,250,387
TOTAL CAPITAL GOODS 601,955,131
COMMERCIAL & PROFESSIONAL SERVICES - 2.7%
71,945 ABM Industries, Inc 2,935,356
103,859 (a) ACCO Brands Corp 333,387
206,035 (a) ACV Auctions, Inc 1,069,322

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
539,609 Alight, Inc $ 446,473
31,200 (a),(b) Asure Software, Inc 282,360
30,704 Barrett Business Services, Inc 968,097
38,010 (a) BlackSky Technology, Inc 1,348,595
88,454 (a) BrightView Holdings, Inc 1,052,603
50,000 (a) Brink's Co 5,337,500
74,552 (a) Casella Waste Systems, Inc (Class A) 5,908,246
56,386 (a) CBIZ, Inc 1,719,773
20,765 (a) Cimpress plc 1,836,872
1,670 Compx International, Inc 38,861
185,211 (a) Conduent, Inc 316,711
123,888 (a) CoreCivic, Inc 2,534,748
7,849 CRA International, Inc 1,235,982
31,983 CSG Systems International, Inc 2,571,753
51,646 Deluxe Corp 1,608,773
26,014 Ennis, Inc 543,172
60,063 (a) Exponent, Inc 4,017,614
17,618 (a),(b) Falcon's Beyond Global, Inc 298,097
97,413 (a) First Advantage Corp 1,242,990
9,480 (a) Forrester Research, Inc 59,629
11,949 (a) Franklin Covey Co 253,319
159,956 (a) GEO Group, Inc 2,960,786
89,176 (a) Harsco Corp 1,755,875
86,437 (a) Healthcare Services Group 1,850,616
84,115 Herman Miller, Inc 1,352,569
7,182 HireQuest, Inc 83,096
83,132 HNI Corp 3,037,643
20,807 (a) Huron Consulting Group, Inc 2,718,747
22,550 ICF International, Inc 1,615,933
36,437 (a),(b) Innodata, Inc 1,538,735
44,406 Insperity, Inc 1,579,521
69,680 Interface, Inc 1,942,678
29,663 Kelly Services, Inc (Class A) 289,511
22,630 (a) Kforce, Inc 1,023,102
62,865 Korn/Ferry International 4,176,751
148,771 (a) Legalzoom.com, Inc 959,573
27,926 (a) Liquidity Services, Inc 995,562
65,486 (a) MAXIMUS, Inc 4,297,191
11,315 (a) Mistras Group, Inc 213,627
18,810 (a) Mobile Infrastructure Corp 34,610
39,789 (a) Montrose Environmental Group, Inc 837,558
9,268 NL Industries, Inc 55,608
126,395 (a) OPENLANE, Inc 3,973,859
22,454 (a),(b) Perma-Fix Environmental Services, Inc 284,268
190,598 Pitney Bowes, Inc 2,946,645
324,596 (a) Planet Labs PBC 12,000,314
3,676 (b) Public Policy Holding Co, Inc 51,538
28,773 (a) Quad Graphics, Inc 214,071
6,374 (a) RCM Technologies, Inc 199,442
5,151 (a),(b) Resolute Holdings Management, Inc 701,000
31,164 (a) Resources Connection, Inc 132,135
5,847 (a),(b) Skillsoft Corp 45,139
34,882 (a),(b) Spire Global, Inc 621,946
241,352 (a),(b) TIC Solutions, Inc 2,205,957
36,683 TriNet Group, Inc 1,679,348
41,004 (a) TrueBlue, Inc 225,112
22,145 (a),(b) TTEC Holdings, Inc 64,442
17,133 (a) Unifirst Corp 4,377,653
140,097 (a) Upwork, Inc 1,450,004
184,446 (a) Verra Mobility Corp 2,735,334
110,356 Vestis Corp 1,072,660
13,996 (b) Virco Mfg. Corp 84,816

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
16,531 (a) Willdan Group, Inc $ 1,256,356
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 107,601,564
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.9%
36,380 (a),(b) 1-800-FLOWERS.COM, Inc (Class A) 128,785
53,316 (a) Abercrombie & Fitch Co (Class A) 4,550,521
79,676 Academy Sports & Outdoors, Inc 4,369,432
71,859 (b) Advance Auto Parts, Inc 4,276,329
21,728 A-Mark Precious Metals, Inc 981,888
191,503 American Eagle Outfitters, Inc 3,335,982
9,451 (a) America's Car-Mart, Inc 115,397
122,313 (a),(b) AMMO, Inc 248,295
63,328 Arhaus, Inc 468,627
86,768 Arko Corp 572,669
22,763 (a) Asbury Automotive Group, Inc 4,636,595
7,867 (a),(b) BARK, Inc 74,264
19,431 (a),(b) Barnes & Noble Education, Inc 191,590
36,924 (a) Boot Barn Holdings, Inc 6,330,620
36,434 Buckle, Inc 2,026,095
13,773 (b) Build-A-Bear Workshop, Inc 508,775
41,245 Caleres, Inc 540,309
70,565 Camping World Holdings, Inc 577,927
6,195 (a) Citi Trends, Inc 301,758
37,833 (b) Designer Brands, Inc 283,748
6,708 (a) Envela Corp 118,128
160,796 (a),(b) EVgo, Inc 337,672
10,290 (a) Genesco, Inc 365,192
28,810 (a) GigaCloud Technology, Inc 1,281,757
14,086 Group 1 Automotive, Inc 5,026,871
32,477 (a),(b) Groupon, Inc 461,498
16,792 Haverty Furniture Cos, Inc 371,775
6,255 (b) J Jill, Inc 79,689
127,796 Kohl's Corp 1,810,869
11,256 (a),(b) Lands' End, Inc 127,080
24,386 (a) MarineMax, Inc 700,854
34,182 Monro Muffler, Inc 600,236
93,597 (a) National Vision Holdings, Inc 2,173,322
8,226 (a),(b) OneWater Marine, Inc 77,242
82,617 (a) Overstock.com, Inc 404,823
98,702 (a) Petco Health & Wellness Co, Inc 280,314
127,320 (a) RealReal, Inc 1,513,835
49,606 (a) Revolve Group, Inc 1,262,473
121,719 (a) Sally Beauty Holdings, Inc 1,725,975
48,039 (a) Savers Value Village, Inc 405,930
24,101 Shoe Carnival, Inc 446,351
46,347 Signet Jewelers Ltd 4,126,273
20,773 (a),(b) Sleep Number Corp 62,527
18,291 (a) Sonic Automotive, Inc (Class A) 1,440,416
131,851 (a) Stitch Fix, Inc 479,938
118,066 (a) ThredUp, Inc 506,503
30,665 (a) Torrid Holdings, Inc 52,744
61,273 Upbound Group, Inc 1,210,754
77,956 (a) Urban Outfitters, Inc 5,483,425
83,155 (a) Victoria's Secret & Co 4,309,924
119,967 (a) Warby Parker, Inc 2,653,670
8,228 Weyco Group, Inc 271,442
3,656 (a) Winmark Corp 1,391,071
16,432 (a) Zumiez, Inc 403,734
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 76,483,913
CONSUMER DURABLES & APPAREL - 2.4%
32,542 Acushnet Holdings Corp 3,150,716
15,924 (a) American Outdoor Brands, Inc 149,845
10,357 (a) Bassett Furniture Industries, Inc 151,005

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
32,700 (a) Beazer Homes USA, Inc $ 705,993
152,733 (a) Callaway Golf Co 2,336,815
142,359 (a) Capri Holdings Ltd 2,777,424
41,715 Carter's, Inc 1,506,746
9,126 (a) Cavco Industries, Inc 4,626,882
30,757 Century Communities, Inc 1,723,007
20,964 Clarus Corp 54,611
56,766 (b) Cricut, Inc 244,662
36,717 (a),(b) Dream Finders Homes, Inc 536,068
76,195 (a),(b) Ermenegildo Zegna NV 923,483
13,002 (a) Escalade, Inc 243,137
30,056 (a) Ethan Allen Interiors, Inc 641,395
107,043 (a) Figs, Inc 1,601,363
4,788 Flexsteel Industries, Inc 264,776
40,073 (a) Funko, Inc 176,722
41,533 G-III Apparel Group Ltd 1,295,414
37,489 (a) Green Brick Partners, Inc 2,528,258
6,838 Hamilton Beach Brands Holding Co 142,299
28,591 (a) Helen of Troy Ltd 661,882
6,015 (a) Hovnanian Enterprises, Inc 676,327
27,453 Installed Building Products, Inc 7,921,563
9,347 (a) JAKKS Pacific, Inc 203,391
6,867 Johnson Outdoors, Inc 361,410
74,039 KB Home 3,923,327
66,163 Kontoor Brands, Inc 4,853,718
11,870 (b) Lakeland Industries, Inc 120,718
52,296 (a) Latham Group, Inc 317,437
50,757 La-Z-Boy, Inc 1,763,298
9,523 (a) Legacy Housing Corp 207,125
156,578 Leggett & Platt, Inc 1,702,003
24,481 (a) LGI Homes, Inc 1,198,835
15,157 (a) Lovesac Co 239,632
31,297 (a) M/I Homes, Inc 4,115,243
23,719 (a) Malibu Boats, Inc 607,206
11,799 (a) Marine Products Corp 93,448
18,347 (a) MasterCraft Boat Holdings, Inc 428,402
80,863 Meritage Homes Corp 5,445,314
17,903 Movado Group, Inc 487,678
17,932 (b) Oxford Industries, Inc 768,207
457,259 (a) Peloton Interactive, Inc 2,492,062
64,190 Polaris Industries, Inc 4,253,871
8,350 Rocky Brands, Inc 306,195
65,665 (a) Skyline Champion Corp 5,005,643
51,311 Smith & Wesson Brands, Inc 797,373
137,438 (a) Sonos, Inc 2,038,206
85,145 Steven Madden Ltd 3,198,046
15,828 Sturm Ruger & Co, Inc 686,619
10,622 Superior Uniform Group, Inc 119,816
115,051 (a) Taylor Morrison Home Corp 6,988,198
743 (a),(b) Traeger, Inc 30,968
99,343 (a) Tri Pointe Homes, Inc 4,658,193
98,673 Wolverine World Wide, Inc 1,679,414
TOTAL CONSUMER DURABLES & APPAREL 94,131,389
CONSUMER SERVICES - 2.6%
58,313 (a) Accel Entertainment, Inc 728,329
40,937 (a) Adtalem Global Education, Inc 4,716,761
21,330 (a) American Public Education, Inc 1,240,339
9,596 (a),(b) Bally's Corp 127,819
766 (a) Biglari Holdings, Inc (B Shares) 236,885
23,102 (a) BJ's Restaurants, Inc 887,117
19,625 (a) Black Rock Coffee Bar, Inc 240,995
101,724 Bloomin' Brands, Inc 620,516

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
51,332 (a) Brinker International, Inc $ 7,814,784
15,479 (a) Carriage Services, Inc 760,019
55,639 (a) Cheesecake Factory 3,498,024
173,923 (a) Coursera, Inc 1,034,842
26,913 (b) Cracker Barrel Old Country Store, Inc 842,915
35,343 (a) Dave & Buster's Entertainment, Inc 398,316
18,248 (b) Dine Brands Global Inc. 506,929
67,663 (a) Driven Brands Holdings, Inc 918,187
32,430 (a) El Pollo Loco Holdings, Inc 438,454
26,014 (a) European Wax Center, Inc 150,881
70,963 (a) First Watch Restaurant Group, Inc 931,035
86,571 (a) Frontdoor, Inc 5,941,368
269,445 (a) Genius Sports Ltd 1,174,780
151,475 (a),(b) Global Business Travel Group I 887,644
3,854 Graham Holdings Co 4,326,154
73,410 (a) Hilton Grand Vacations, Inc 3,448,068
31,386 (a) Inspired Entertainment, Inc 220,330
123,580 International Game Technology plc 1,622,605
22,472 (a),(b) Jack in the Box, Inc 283,147
31,428 (a),(b) KinderCare Learning Cos, Inc 123,512
92,509 Krispy Kreme, Inc 364,485
7,827 (a) Kura Sushi USA, Inc 431,033
152,492 (a) Laureate Education, Inc 4,589,247
178,272 (a) Life Time Group Holdings, Inc 4,779,472
35,702 (a) Lincoln Educational Services Corp 1,468,780
47,271 (a) Lindblad Expeditions Holdings, Inc 875,932
33,491 Marriott Vacations Worldwide Corp 2,411,687
37,045 (a) Matthews International Corp (Class A) 1,057,264
34,059 (a) McGraw-Hill, Inc 411,773
116,040 (a) Mister Car Wash, Inc 821,563
14,753 (a) Monarch Casino & Resort, Inc 1,751,034
3,470 Nathan's Famous, Inc 348,319
42,766 (a) Navan, Inc 747,977
75,374 (a),(b) Nerdy, Inc 67,399
117,605 (a) OneSpaWorld Holdings Ltd 2,900,139
39,443 (b) Papa John's International, Inc 1,427,442
74,716 Perdoceo Education Corp 2,535,861
4,510 Phoenix Education Partners, Inc 126,370
72,338 (a),(b) Portillo's, Inc 452,113
6,429 (b) RCI Hospitality Holdings, Inc 160,854
58,763 Red Rock Resorts, Inc 3,170,851
110,027 (a) Rush Street Interactive, Inc 3,091,759
422,179 (a) Sabre Corp 772,588
33,750 (a),(b) SeaWorld Entertainment, Inc 1,189,688
75,990 (a),(b) Serve Robotics, Inc 716,586
46,683 (a) Shake Shack, Inc 4,783,140
115,451 (a),(b) Six Flags Entertainment Corp 2,168,170
27,630 (a) Strategic Education, Inc 2,166,192
48,972 (a) Stride, Inc 4,758,120
188,438 Super Group SGHC Ltd 2,442,156
123,398 (a),(b) Sweetgreen, Inc 848,978
39,028 (a) Target Hospitality Corp 567,467
120,504 (a) Udemy, Inc 571,189
56,746 (a) Universal Technical Institute, Inc 2,129,677
26,456 (a) Viad Corp 1,113,268
32,389 (a) Xponential Fitness, Inc 213,120
TOTAL CONSUMER SERVICES 102,552,448
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.5%
38,956 Andersons, Inc 3,059,604
43,878 (a) Chefs' Warehouse, Inc 3,404,933
102,460 (a) Grocery Outlet Holding Corp 810,459
14,003 (a) HF Foods Group, Inc 27,026

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
17,981 Ingles Markets, Inc (Class A) $ 1,644,722
12,338 Natural Grocers by Vitamin Cottage, Inc 357,308
30,864 (a) Pricesmart, Inc 4,843,179
71,027 (a) United Natural Foods, Inc 3,552,771
10,150 Village Super Market (Class A) 437,363
15,347 Weis Markets, Inc 1,077,052
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 19,214,417
ENERGY - 6.2%
205,979 Archrock, Inc 7,981,686
41,654 Ardmore Shipping Corp 738,109
93,575 (b) Atlas Energy Solutions, Inc 1,626,334
29,662 (a) BKV Corp 935,243
339,254 Borr Drilling Ltd 2,045,702
34,116 (a) Bristow Group, Inc 1,676,119
82,087 Cactus, Inc 4,573,888
86,421 California Resources Corp 5,899,097
82,931 (a) Calumet, Inc 2,713,502
19,635 (a) Centrus Energy Corp 4,142,200
211,719 (a) Clean Energy Fuels Corp 486,954
164,603 (a) CNX Resources Corp 6,404,703
86,974 (a) Comstock Resources, Inc 1,515,087
58,755 (b) Core Laboratories, Inc 860,761
59,940 Core Natural Resources, Inc 5,379,016
306,283 Crescent Energy Co 4,119,506
37,305 (a) CVR Energy, Inc 1,236,288
70,974 Delek US Holdings, Inc 3,306,679
161,183 DHT Holdings, Inc 2,978,662
74,770 (a) Diversified Energy Co 1,244,921
22,625 (a) DMC Global, Inc 139,822
44,795 Dorian LPG Ltd 1,726,847
14,962 (a),(b) Empire Petroleum Corp 41,894
206,694 (a),(b) Encore Energy Corp 405,120
281,544 (a),(b) Energy Fuels, Inc 6,092,612
15,353 Energy Services of America Corp 261,001
24,742 (b) Epsilon Energy Ltd 157,359
42,535 Evolution Petroleum Corp 204,168
28,825 (a) Excelerate Energy, Inc 1,005,993
98,872 (a) Expro Group Holdings NV 1,800,459
36,901 (b) FLEX LNG Ltd 1,196,699
24,168 Flowco Holdings, Inc 600,091
13,082 (a) Forum Energy Technologies, Inc 822,465
23,218 (a) FutureFuel Corp 115,626
279,994 (a),(b) Gevo, Inc 534,789
116,576 Golar LNG Ltd 6,410,514
63,375 Granite Ridge Resources, Inc 382,151
81,150 (a) Green Plains, Inc 1,410,387
18,611 (a) Gulfport Energy Operating Corp 3,583,362
168,286 (a) Helix Energy Solutions Group, Inc 1,741,760
118,573 (a) Helmerich & Payne, Inc 4,787,978
21,552 (b) HighPeak Energy, Inc 146,123
18,745 (a) Infinity Natural Resources, Inc 305,356
45,656 (a) Innovex International, Inc 1,267,867
48,332 International Seaways, Inc 4,009,139
55,045 Kinetik Holdings, Inc 2,781,974
99,629 Kodiak Gas Services, Inc 6,754,846
33,545 (a),(b) Kolibri Global Energy, Inc 192,548
570,697 (a),(b) Kosmos Energy Ltd 1,757,747
185,625 Liberty Energy, Inc 6,272,269
32,430 (a) Lightbridge Corp 423,212
215,058 Magnolia Oil & Gas Corp 6,503,354
31,375 (a) Mammoth Energy Services, Inc 89,733
162,545 Murphy Oil Corp 6,787,879

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
ENERGY (continued)
17,074 (a),(b) Nabors Industries Ltd $ 1,751,963
5,622 Nacco Industries, Inc (Class A) 270,868
80,010 (a) National Energy Services Reunited Corp 1,995,449
11,656 Natural Gas Services Group, Inc 474,283
33,643 Navigator Holdings Ltd 733,417
140,087 (a),(b) New Fortress Energy, Inc 96,912
209,782 (a),(b) NextDecade Corp 1,642,593
23,238 (a),(b) NextNRG, Inc 8,605
149,312 (a) Noble Corp plc 7,619,391
248,056 (b) Nordic American Tankers Ltd 1,384,152
115,623 Northern Oil and Gas, Inc 3,140,321
119,249 (a) Oceaneering International, Inc 4,476,607
66,498 (a) Oil States International, Inc 763,397
28,453 (a),(b) OPAL Fuels, Inc 61,458
57,578 (a) Par Pacific Holdings, Inc 3,781,147
416,888 (a) Patterson-UTI Energy, Inc 5,094,371
100,436 PBF Energy, Inc 4,354,905
146,862 Peabody Energy Corp 3,915,341
28,188 (a),(b) Prairie Operating Co 33,826
568 (a) PrimeEnergy Corp 125,863
33,534 (a) ProFrac Holding Corp 252,846
116,940 (a) ProPetro Holding Corp 2,003,182
22,159 (a) Ranger Energy Services, Inc 386,896
34,798 (a) Rex American Resources Corp 1,687,703
17,023 Riley Exploration Permian, Inc 615,722
111,463 (a) RPC, Inc 878,328
149,192 (a),(b) Sable Offshore Corp 2,140,905
39,035 SandRidge Energy, Inc 606,994
52,742 Scorpio Tankers, Inc 4,289,507
27,120 (a) SEACOR Marine Holdings, Inc 206,112
75,434 (a) Seadrill Ltd 3,748,315
115,474 Select Water Solutions, Inc 1,931,880
146,709 SFL Corp Ltd 1,691,555
295,341 SM Energy Co 9,164,431
55,415 Solaris Oilfield Infrastructure, Inc 4,091,844
10,710 (a) Summit Midstream Corp 338,972
153,487 (a) Talos Energy, Inc 2,443,513
59,002 Teekay Corp Ltd 788,267
28,888 Teekay Tankers Ltd 2,269,152
148,539 (a) Tetra Technologies, Inc 1,414,091
57,839 (a) Tidewater, Inc 5,166,758
1,098,302 (a) Transocean Ltd 7,490,420
564,554 (a) Uranium Energy Corp 8,406,209
117,087 Vaalco Energy, Inc 769,262
74,898 (a) Valaris Ltd 7,638,098
5,797 (a) Verde Clean Fuels, Inc 10,493
36,156 (a),(b) Vitesse Energy, Inc 678,287
125,971 W&T Offshore, Inc 530,338
62,022 World Fuel Services Corp 1,672,733
42,465 (a),(b) XCF Global, Inc 16,982
TOTAL ENERGY 245,632,265
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.6%
159,420 Acadia Realty Trust 3,446,660
2,673 (a) Alexander's, Inc 673,489
12,345 Alpine Income Property Trust, Inc 232,086
64,875 American Assets Trust, Inc 1,345,507
213,228 American Healthcare REIT, Inc 10,827,718
264,324 Apple Hospitality REIT, Inc 3,560,444
97,361 Armada Hoffler Properties, Inc 592,928
72,610 Braemar Hotels & Resorts, Inc 175,716
216,090 Brandywine Realty Trust 654,753
223,205 Broadstone Net Lease, Inc 4,419,459

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
11,863 BRT Apartments Corp $ 170,471
266,740 CareTrust REIT, Inc 10,522,893
22,783 CBL & Associates Properties, Inc 1,025,691
21,029 Centerspace 1,435,650
58,471 Chatham Lodging Trust 507,528
16,652 (a) Chiron Real Estate, Inc 583,986
13,183 Clipper Realty, Inc 44,690
29,556 Community Healthcare Trust, Inc 508,954
135,639 Corporate Office Properties Trust 4,238,719
39,641 CTO Realty Growth, Inc 802,730
114,701 Curbline Properties Corp 3,165,748
245,834 DiamondRock Hospitality Co 2,507,507
264,304 Diversified Healthcare Trust 1,992,852
199,488 Douglas Emmett, Inc 2,156,465
50,668 (a) Easterly Government Properties, Inc 1,186,138
150,760 Empire State Realty Trust, Inc 839,733
237,096 Essential Properties Realty Trust, Inc 7,451,927
41,302 (a) Farmland Partners, Inc 443,996
121,558 Four Corners Property Trust, Inc 3,108,238
87,104 Franklin Street Properties Corp 56,757
23,258 FrontView REIT, Inc 411,667
62,797 Getty Realty Corp 2,079,837
59,567 (a) Gladstone Commercial Corp 751,140
44,632 (a) Gladstone Land Corp 428,021
240,517 Global Net Lease, Inc 2,299,343
67,066 (a) Hudson Pacific Properties, Inc 617,678
289,411 Independence Realty Trust, Inc 4,720,293
69,811 Industrial Logistics Properties Trust 518,696
34,038 Innovative Industrial Properties, Inc 1,846,561
91,618 InvenTrust Properties Corp 2,942,770
74,230 (a) JBG SMITH Properties 1,113,450
257,579 Kite Realty Group Trust 6,738,267
54,481 (a) LTC Properties, Inc 2,082,264
69,239 LXP Industrial Trust 3,525,650
306,647 Macerich Co 6,663,439
94,693 Mack-Cali Realty Corp 1,796,326
7,378 Modiv Industrial, Inc 117,827
55,052 National Health Investors, Inc 4,234,049
18,115 NET Lease Office Properties 236,582
100,300 NETSTREIT Corp 2,063,171
46,597 (a) NexPoint Diversified Real Estate Trust 252,556
29,346 NexPoint Residential Trust, Inc 847,806
18,230 One Liberty Properties, Inc 414,003
177,229 Outfront Media, Inc 5,467,515
44,648 Peakstone Realty Trust 936,715
136,267 Pebblebrook Hotel Trust 1,914,551
150,428 Phillips Edison & Co, Inc 6,041,941
154,648 Piedmont Office Realty Trust, Inc 1,292,857
28,733 Postal Realty Trust, Inc 628,678
150,911 RLJ Lodging Trust 1,243,507
74,273 Ryman Hospitality Properties, Inc 7,805,350
295,017 Sabra Health Care REIT, Inc 6,095,051
69,964 Safehold, Inc 1,120,823
12,884 Saul Centers, Inc 443,596
654,090 Service Properties Trust 1,013,840
67,945 Sila Realty Trust, Inc 2,067,566
63,500 SITE Centers Corp 348,615
86,538 SL Green Realty Corp 3,670,077
65,139 Smartstop Self Storage REIT, Inc 2,050,576
6,250 Strawberry Fields REIT, Inc 77,313
138,486 Summit Hotel Properties, Inc 688,275
222,721 Sunstone Hotel Investors, Inc 2,187,120

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
134,243 Tanger Factory Outlet Centers, Inc $ 4,977,730
121,241 Terreno Realty Corp 7,904,913
94,092 UMH Properties, Inc 1,463,131
14,599 Universal Health Realty Income Trust 594,179
150,476 Urban Edge Properties 3,298,434
54,004 (a) Whitestone REIT 1,022,836
116,676 Xenia Hotels & Resorts, Inc 1,898,319
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 181,634,337
FINANCIAL SERVICES - 5.5%
42,845 (a) Acacia Research (Acacia Technologies) 217,653
8,122 (a) ACRES Commercial Realty Corp 171,293
37,607 AG. Mortgage Investment Trust, Inc 296,719
26,996 Alerus Financial Corp 727,272
45,450 (a) AlTi Global, Inc 160,893
12,950 Angel Oak Mortgage REIT, Inc 117,456
170,420 Apollo Commercial Real Estate Finance, Inc 1,864,395
234,227 Arbor Realty Trust, Inc 1,850,393
68,600 Ares Commercial Real Estate Corp 358,778
135,729 (a) ARMOUR Residential REIT, Inc 2,380,687
73,450 (a) Artisan Partners Asset Management, Inc 2,749,968
6,149 (a) Atlanticus Holdings Corp 488,292
19,239 (a),(b) Bakkt Holdings, Inc 165,840
33,991 (a) Banco Latinoamericano de Exportaciones S.A. (Class E) 1,816,139
6,466 (a),(b) Better Home & Finance Holding Co 265,947
430,280 BGC Group, Inc 4,832,044
191,516 Blackstone Mortgage Trust, Inc 3,636,889
54,994 (a) Bread Financial Holdings, Inc 4,662,391
32,414 (a) Brightsphere Investment Group, Inc 2,183,083
155,897 BrightSpire Capital, Inc 904,203
242,002 Burford Capital Ltd 1,190,650
51,877 Cannae Holdings, Inc 700,858
62,390 (a) Cantaloupe, Inc 681,299
14,537 (a) Cass Information Systems, Inc 687,455
20,932 Chicago Atlantic Real Estate Finance, Inc 249,300
97,772 Chimera Investment Corp 1,344,365
116,554 (a) Claros Mortgage Trust, Inc 307,703
33,557 (a) Cohen & Steers, Inc 2,358,722
82,564 Compass Diversified Trust 975,081
9,260 (a) Consumer Portfolio Services, Inc 84,081
12,279 (a) Dave, Inc 3,339,765
206,104 (a) DigitalBridge Group, Inc 3,206,978
31,594 (a) Donnelley Financial Solutions, Inc 1,589,178
233,672 Dynex Capital, Inc 3,182,613
141,250 Ellington Financial, Inc 1,871,562
31,668 Enact Holdings, Inc 1,353,174
26,267 (a) Encore Capital Group, Inc 2,174,120
28,062 (a) Enova International, Inc 4,753,983
109,844 Essent Group Ltd 6,647,759
77,886 (a) EVERTEC, Inc 2,299,974
11,561 Federal Agricultural Mortgage Corp 2,009,302
5,777 (a),(b) Finance Of America Cos, Inc 114,096
47,005 FirstCash Holdings, Inc 10,257,431
134,208 (a) Flywire Corp 1,813,150
90,710 Franklin BSP Realty Trust, Inc 825,461
70,145 GCM Grosvenor, Inc 765,983
66,786 (a) Green Dot Corp 838,164
149,418 Hannon Armstrong Sustainable Infrastructure Capital, Inc 6,268,085
61,758 (a),(b) Innventure, Inc 402,045
32,489 (a) International Money Express, Inc 516,900
87,781 Invesco Mortgage Capital, Inc 713,660
79,966 Jackson Financial, Inc 9,257,664
25,541 Jefferson Capital, Inc 529,720

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
70,516 KKR Real Estate Finance Trust, Inc $ 432,263
132,438 Ladder Capital Corp 1,361,463
138,574 (a) LendingClub Corp 2,365,458
12,587 (a) LendingTree, Inc 624,189
106,791 (a),(b) loanDepot, Inc 165,526
3,577 Lument Finance Trust, Inc 4,257
66,326 Marex Group plc 3,538,492
2,137 MarketWise, Inc 35,944
432,394 (a) Marqeta, Inc 1,876,590
18,781 (a) Medallion Financial Corp 172,034
30,347 Merchants Bancorp 1,412,349
127,743 MFA Financial, Inc 1,309,366
28,986 (a) Miami International Holdings, Inc 1,347,559
89,290 Moelis & Co 5,814,565
85,520 Navient Corp 790,205
87,368 (a) NCR Corp ATM 3,877,392
15,018 Nelnet, Inc (Class A) 2,128,051
48,366 (a) NerdWallet, Inc 524,287
106,687 New York Mortgage Trust, Inc 958,049
30,932 NewtekOne, Inc 401,188
2,788 (a) Nexpoint Real Estate Finance, Inc 40,203
92,517 (a) NMI Holdings, Inc 3,581,333
8,575 (a) Ocwen Financial Corp 394,536
138,168 (a) Open Lending Corp 243,176
43,517 (a) Oportun Financial Corp 265,019
31,487 (a) OppFi, Inc 299,441
213,851 Orchid Island Capital, Inc 1,503,373
70,663 P10, Inc 560,358
211,656 Pagseguro Digital Ltd 2,120,793
77,915 (b) Patria Investments Ltd 1,005,883
342,863 (a) Payoneer Global, Inc 1,707,458
42,560 (a),(b) Paysafe Ltd 384,742
43,694 (a) Paysign Inc 286,633
35,184 PennyMac Financial Services, Inc 3,176,763
106,095 PennyMac Mortgage Investment Trust 1,292,237
77,253 Perella Weinberg Partners 1,756,733
84,248 Piper Sandler Cos 7,346,426
27,738 (a) PJT Partners, Inc 4,236,702
46,929 (a) PRA Group, Inc 1,022,583
32,441 (a) Priority Technology Holdings Inc 168,044
44,818 PROG Holdings, Inc 1,605,829
159,763 Radian Group, Inc 5,724,308
186,432 Ready Capital Corp 352,356
158,612 Redwood Trust, Inc 881,883
12,067 (a) Regional Management Corp 450,702
200,353 (a) Remitly Global, Inc 4,385,727
86,635 (a) Repay Holdings Corp 328,347
4,778 (a) Rithm Property Trust, Inc 69,520
2,549 (b) Runway Growth Finance Corp 17,155
20,058 (a) Security National Financial Corp 196,568
24,936 Seven Hills Realty Trust 203,727
19,439 (a),(b) Sezzle, Inc 1,547,344
18,282 (a),(b) Siebert Financial Corp 31,994
10,302 Silvercrest Asset Management Group, Inc 135,471
83,781 StepStone Group, Inc 4,432,015
300,289 StoneCo Ltd 3,297,173
87,631 (a) StoneX Group, Inc 9,291,515
4,804 Sunrise Realty Trust, Inc 35,982
84,565 TPG RE Finance Trust, Inc 715,420
119,383 Two Harbors Investment Corp 1,381,261
102,066 (a),(b) Upstart Holdings, Inc 3,223,244
1,276 Value Line, Inc 44,902

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
10,761 (a) Velocity Financial, Inc $ 207,580
52,955 Victory Capital Holdings, Inc 4,157,497
8,007 Virtus Investment Partners, Inc 1,165,419
40,547 Walker & Dunlop, Inc 2,041,541
21,757 Waterstone Financial, Inc 392,061
40,032 (a) Wealthfront Corp 421,537
332,459 (a),(b) Webull Corp 2,270,695
9,532 (a) Westwood Holdings Group, Inc 156,706
146,968 WisdomTree, Inc 2,498,456
2,901 (a) World Acceptance Corp 426,911
TOTAL FINANCIAL SERVICES 215,783,125
FOOD, BEVERAGE & TOBACCO - 0.7%
6,964 Alico, Inc 289,772
97,456 (b) B&G Foods, Inc (Class A) 539,906
91,026 (a),(b) Beyond Meat, Inc 89,579
120,929 (a) BRC, Inc 130,603
19,534 Calavo Growers, Inc 550,077
52,313 Cal-Maine Foods, Inc 4,041,702
76,938 Dole plc 1,167,919
6,332 (a),(b) Forafric Global plc 63,320
40,393 (a) Fresh Del Monte Produce, Inc 1,692,063
108,034 (a) Hain Celestial Group, Inc 70,568
23,066 (a),(b) Ispire Technology, Inc 31,831
17,639 J&J Snack Foods Corp 1,556,818
9,304 John B Sanfilippo & Son, Inc 760,974
24,118 Lancaster Colony Corp 3,142,093
5,951 (a),(b) Lifeway Foods, Inc 159,725
23,415 Limoneira Co 298,073
44,117 (a) MamaMancini's Holdings, Inc 626,020
14,309 (a) MGP Ingredients, Inc 285,321
54,403 (a),(b) Mission Produce, Inc 754,026
27,788 (a) National Beverage Corp 950,905
5,612 (a) Seneca Foods Corp 784,894
104,342 (a) Simply Good Foods Co 1,395,053
115,889 (a) SunOpta, Inc 750,961
21,557 Tootsie Roll Industries, Inc 910,137
21,503 Turning Point Brands, Inc 1,734,862
27,846 Universal Corp 1,491,989
79,198 Utz Brands, Inc 630,416
57,713 (a) Vita Coco Co, Inc 3,808,481
42,756 (a),(b) Vital Farms, Inc 583,619
45,145 (a),(b) Westrock Coffee Co 265,904
65,960 (a) Zevia PBC 84,429
TOTAL FOOD, BEVERAGE & TOBACCO 29,642,040
HEALTH CARE EQUIPMENT & SERVICES - 5.2%
125,546 (a) Accuray, Inc 58,617
4,288 Acme United Corp 174,779
116,767 (a) AdaptHealth Corp 1,530,815
21,829 (a) Addus HomeCare Corp 2,115,012
10,574 (a) agilon health, Inc 295,543
17,003 (a),(b) AirSculpt Technologies, Inc 45,568
233,767 (a) Alignment Healthcare, Inc 5,269,108
140,256 (a) Alphatec Holdings, Inc 1,368,899
47,581 (a) AMN Healthcare Services, Inc 973,983
43,192 (a) Angiodynamics, Inc 472,521
94,714 (a),(b) Anteris Technologies Global Corp 582,491
46,172 (a) Apollo Medical Holdings, Inc 1,576,312
26,070 (a) Ardent Health Partners, Inc 254,443
59,184 (a) AtriCure, Inc 1,663,662
56,226 (a) Avanos Medical, Inc 1,384,284
66,132 (a) Aveanna Healthcare Holdings, Inc 432,503
57,638 (a) Axogen, Inc 2,489,962

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
48,433 (a),(b) Beta Bionics, Inc $ 494,017
59,980 (a),(b) Bioventus, Inc 592,003
76,928 (a) Blade Air Mobility, Inc 386,179
152,261 (a) BrightSpring Health Services, Inc 7,303,960
279,326 (a) Brookdale Senior Living, Inc 4,011,121
224,212 (a) Butterfly Network, Inc 1,073,976
33,098 (a) CapsoVision, Inc 234,334
8,160 (a) Carlsmed, Inc 72,542
33,956 (a) Castle Biosciences, Inc 831,582
32,412 (a) Ceribell, Inc 653,426
237,114 (a) Cerus Corp 481,341
8,754 (a),(b) Claritev Corp 212,985
33,970 (a),(b) ClearPoint Neuro, Inc 379,785
443,927 (a) Clover Health Investments Corp 1,220,799
160,384 (a) Community Health Systems, Inc 455,491
12,974 (a) Computer Programs & Systems, Inc 333,432
140,437 Concentra Group Holdings Parent, Inc 3,155,619
38,361 Conmed Corp 1,406,314
33,581 (a) Corvel Corp 1,929,564
37,288 (a) Cross Country Healthcare, Inc 377,355
51,557 (a) CryoLife, Inc 1,847,287
15,323 (a) CVRx, Inc 115,076
46,308 (a) Definitive Healthcare Corp 44,136
39,123 (a),(b) Delcath Systems, Inc 406,097
136,849 (a) DocGo, Inc 96,574
8,992 (a) Electromed, Inc 231,184
68,637 Embecta Corp 628,029
59,845 (a) Enhabit, Inc 822,270
70,185 (a) Enovis Corp 1,645,136
66,837 Ensign Group, Inc 12,477,800
123,466 (a) Evolent Health, Inc 462,998
24,388 (a) Fulgent Genetics, Inc 370,454
22,259 (a) GeneDx Holdings Corp 1,399,869
66,108 (a) Glaukos Corp 9,497,736
148,775 (a) Guardant Health, Inc 12,955,327
26,696 (a) Guardian Pharmacy Services, Inc 990,422
56,382 (a) Haemonetics Corp 3,387,994
76,936 (a),(b) Health Catalyst, Inc 96,170
99,729 (a) HealthEquity, Inc 8,180,770
30,326 HealthStream, Inc 629,568
240,202 (a),(b) Hims & Hers Health, Inc 6,526,288
28,130 (a) ICU Medical, Inc 3,353,096
21,483 (a) Innovage Holding Corp 175,086
32,057 (a) Inogen, Inc 227,925
40,838 (a) Integer Holdings Corp 3,614,571
74,514 (a) Integra LifeSciences Holdings Corp 785,378
9,882 iRadimed Corp 824,554
38,265 (a) iRhythm Technologies, Inc 4,942,307
15,418 (a) Joint Corp 136,758
31,877 (a) Kestra Medical Technologies Ltd 660,491
77,003 (a) Lantheus Holdings, Inc 6,515,994
25,070 LeMaitre Vascular, Inc 2,751,433
12,196 (a),(b) LENSAR, Inc 63,785
46,916 (a),(b) LifeMD, Inc 219,567
198,240 (a) LifeStance Health Group, Inc 1,500,677
65,427 (a) LivaNova plc 3,932,163
90,234 (a),(b) Lucid Diagnostics, Inc 96,550
29,464 (a) Lumexa Imaging Holdings, Inc 281,970
70,231 (a) Merit Medical Systems, Inc 4,788,350
42,511 (a),(b) Myomo, Inc 36,542
73,732 (a),(b) Nano-X Imaging Ltd 126,082
15,262 National Healthcare Corp 2,644,752

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
13,129 (a) National Research Corp $ 216,103
262,489 (a) Neogen Corp 2,467,397
158,022 (a) NeoGenomics, Inc 1,463,284
47,043 (a),(b) Neuronetics, Inc 91,263
31,234 (a) NeuroPace, Inc 526,605
121,259 (a) Novocure Ltd 1,844,349
6,139 (a),(b) Nutex Health, Inc 731,769
39,460 (a) Omada Health, Inc 575,327
53,597 (a) Omnicell, Inc 2,219,988
95,264 (a),(b) Oncology Institute, Inc 367,719
509,818 (a) Opko Health, Inc 573,545
16,577 (a) OptimizeRx Corp 103,275
192,030 (a) Option Care Health, Inc 3,903,970
99,167 (a) OraSure Technologies, Inc 301,468
50,572 (a) Orthofix Medical, Inc 594,727
20,885 (a) OrthoPediatrics Corp 314,528
18,088 (a) Outset Medical, Inc 77,236
94,117 (a) Owens & Minor, Inc 349,174
51,367 (a) PACS Group, Inc 1,723,363
102,554 (a) Pediatrix Medical Group, Inc 2,308,491
41,879 (a) Pennant Group, Inc 1,311,650
68,174 (a) Phreesia, Inc 627,883
139,791 (a) Privia Health Group, Inc 3,473,806
64,144 (a) PROCEPT BioRobotics Corp 1,542,022
2,739 (a),(b) Pro-Dex, Inc 137,333
89,664 (a) Progyny, Inc 1,665,957
47,757 (a),(b) Pulmonx Corp 61,129
19,316 (a),(b) Pulse Biosciences, Inc 408,920
83,077 (a) QuidelOrtho Corp 1,021,847
81,936 (a) RadNet, Inc 4,633,481
55,330 (a) Repro-Med Systems, Inc 220,767
43,170 (a) RxSight, Inc 305,212
5,089 (a) Sanara Medtech, Inc 96,640
9,106 (a),(b) SANUWAVE Health, Inc 149,065
12,368 (a) SBC Medical Group Holdings, Inc 40,814
67,937 (a) Schrodinger, Inc 812,527
129,128 (a) Select Medical Holdings Corp 2,118,990
12,177 (a),(b) Shoulder Innovations, Inc 155,744
42,627 (a) SI-BONE, Inc 528,149
47,520 (a) Sight Sciences, Inc 194,357
20,907 (b) Simulations Plus, Inc 296,252
7,162 (a) Sonida Senior Living, Inc 271,870
41,504 (a) STAAR Surgical Co 1,094,045
73,990 (a) Stereotaxis, Inc 138,361
62,325 (a),(b) Strive, Inc 957,312
94,933 (a),(b) Surgery Partners, Inc 1,331,910
27,155 (a) Tactile Systems Technology, Inc 625,108
161,974 (a) Talkspace, Inc 840,645
81,348 (a) Tandem Diabetes Care, Inc 1,588,320
220,119 (a) Teladoc Health, Inc 1,333,921
39,303 (a) TransMedics Group, Inc 3,961,349
61,173 (a) Treace Medical Concepts, Inc 110,723
8,848 (a) UFP Technologies, Inc 1,695,542
18,537 US Physical Therapy, Inc 1,320,205
2,803 Utah Medical Products, Inc 183,372
45,546 (a) Varex Imaging Corp 530,611
41,144 (a) Viemed Healthcare, Inc 409,794
132,246 (a) Waystar Holding Corp 2,826,758
TOTAL HEALTH CARE EQUIPMENT & SERVICES 206,559,515
HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
43,730 (a) Beauty Health Co 37,245
10,386 (a) Central Garden & Pet Co 384,490

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
HOUSEHOLD & PERSONAL PRODUCTS (continued)
59,813 (a) Central Garden and Pet Co (Class A) $ 2,007,324
65,012 (a) ChromaDex Corp 307,507
52,418 Edgewell Personal Care Co 1,182,026
77,330 (a) Energizer Holdings, Inc 1,514,121
5,258 (a),(b) FitLife Brands, Inc 48,637
119,469 (a) Herbalife Ltd 1,983,185
121,547 (a),(b) Honest Co, Inc 425,415
21,756 Inter Parfums, Inc 1,984,582
13,828 (b) Lifevantage Corp 69,831
14,608 (a) Medifast, Inc 158,789
18,571 (a) Nature's Sunshine Products, Inc 504,388
58,675 Nu Skin Enterprises, Inc (Class A) 428,328
11,096 (a) Oil-Dri Corp of America 809,453
130,745 (a),(b) Olaplex Holdings, Inc 265,412
27,319 Spectrum Brands Holdings, Inc 2,256,549
11,958 (a) USANA Health Sciences, Inc 227,800
55,467 (a),(b) Waldencast plc 49,366
16,473 WD-40 Co 3,458,671
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 18,103,119
INSURANCE - 1.7%
50,203 (b) Abacus Global Management, Inc 476,928
48,616 (a) AMBAC Financial Group, Inc 215,369
13,861 American Integrity Insurance Group, Inc 271,676
21,131 (a) Amerisafe, Inc 640,269
10,506 (a) Ategrity Specialty Holdings LLC 199,614
20,323 (a) Bowhead Specialty Holdings, Inc 483,281
114,455 (a) BRP Group, Inc 2,600,418
58,663 (a),(b) Citizens, Inc (Class A) 316,780
110,863 CNO Financial Group, Inc 4,927,860
13,808 Crawford & Co 148,298
19,550 (a) Donegal Group, Inc (Class A) 328,831
35,828 (a) eHealth, Inc 73,806
28,218 (a) Employers Holdings, Inc 1,188,542
8,312 (a) Exzeo Group, Inc 134,654
45,301 F&G Annuities & Life, Inc 1,297,421
62,371 Fidelis Insurance Holdings Ltd 1,317,899
475,801 (a) Genworth Financial, Inc (Class A) 4,182,291
5,436 (a),(b) GoHealth, Inc 6,143
29,169 (a) Goosehead Insurance, Inc 1,306,479
28,991 (a) Greenlight Capital Re Ltd (Class A) 531,115
53,324 Hamilton Insurance Group Ltd 1,747,427
12,957 (a) HCI Group, Inc 1,989,806
29,746 (a) Heritage Insurance Holdings, Inc 872,153
21,545 (a) Hippo Holdings, Inc 567,280
47,366 Horace Mann Educators Corp 2,152,311
1,606 Investors Title Co 380,269
39,977 James River Group Holdings, Inc 247,857
2,274 (a),(b) Kestrel Group Ltd 22,103
14,353 (a) Kingstone Cos, Inc 239,265
23,553 (a) Kingsway Financial Services, Inc 253,430
73,748 (a) Lemonade, Inc 4,177,087
54,348 (a) MBIA, Inc 317,392
31,631 Mercury General Corp 3,078,013
11,769 (a) NI Holdings, Inc 151,585
243,034 (a) Oscar Health, Inc 4,486,408
31,738 (a) Palomar Holdings, Inc 3,820,620
59,080 (a) ProAssurance Corp 1,459,276
14,561 (a) Root, Inc 793,283
17,202 Safety Insurance Group, Inc 1,292,902
72,446 Selective Insurance Group, Inc 6,081,842
169,109 (a) Selectquote, Inc 155,546
123,554 (a) SiriusPoint Ltd 2,892,399

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
INSURANCE (continued)
46,227 (a) Skyward Specialty Insurance Group, Inc $ 2,101,017
84,064 (a) Slide Insurance Holdings, Inc 1,567,794
35,418 Stewart Information Services Corp 2,478,906
26,190 (a) Tiptree, Inc 451,516
45,506 (a) Trupanion, Inc 1,091,689
25,646 United Fire Group, Inc 1,034,047
24,854 United Insurance Holdings Corp 295,763
31,619 (a) Universal Insurance Holdings, Inc 1,253,061
TOTAL INSURANCE 68,099,721
MATERIALS - 4.7%
33,406 (a) Advanced Emissions Solutions, Inc 75,832
32,143 AdvanSix, Inc 792,646
13,844 (a) Alpha Metallurgical Resources, Inc 2,581,214
137,739 (a) American Battery Technology Co 465,558
38,046 (a) American Vanguard Corp 109,572
172,664 (a) Ardagh Metal Packaging S.A. 664,756
135,920 (a),(b) ASP Isotopes, Inc 714,939
79,148 (a) Aspen Aerogels, Inc 293,639
110,323 Avient Corp 4,090,777
38,793 Balchem Corp 6,269,725
62,670 Cabot Corp 4,823,083
18,453 Caledonia Mining Corp plc 422,574
67,919 (a) Century Aluminum Co 4,037,105
180,795 Chemours Co 4,872,425
19,387 (a) Clearwater Paper Corp 265,796
1,217,378 (a) Coeur Mining, Inc 21,876,283
131,937 Commercial Metals Co 9,098,376
37,747 (a) Compass Minerals International, Inc 1,008,222
164,780 (a) Constellium SE 5,154,318
25,251 (a) Contango ORE, Inc 579,510
10,158 (a) Core Molding Technologies, Inc 273,758
69,721 (a),(b) Critical Metals Corp 887,548
110,906 (a) Dakota Gold Corp 596,674
134,425 (a) Ecovyst, Inc 1,906,147
154,455 Ferroglobe plc 716,671
14,434 (a),(b) Flotek Industries, Inc 243,935
8,614 Friedman Industries, Inc 177,362
29,011 Greif, Inc (Class A) 1,892,678
4,982 Greif, Inc (Class B) 399,756
65,756 H.B. Fuller Co 3,979,553
23,431 Hawkins, Inc 3,923,521
757,580 Hecla Mining Co 13,651,592
17,369 (a) Idaho Strategic Resources, Inc 732,103
43,087 (a) Ingevity Corp 3,282,799
29,949 Innospec, Inc 2,283,911
13,621 (a) Intrepid Potash, Inc 538,983
129,014 (a) Ivanhoe Electric, Inc 1,655,250
19,538 Kaiser Aluminum Corp 3,329,861
68,676 (a) Knife River Corp 6,355,964
22,052 Koppers Holdings, Inc 900,383
30,533 Kronos Worldwide, Inc 227,166
35,917 (a),(b) Lifezone Metals Ltd 196,825
66,757 (a) LSB Industries, Inc 994,679
39,460 (a) Magnera Corp 393,811
24,836 Materion Corp 4,565,105
37,029 Minerals Technologies, Inc 2,663,866
43,459 Myers Industries, Inc 895,690
141,574 (a),(b) NioCorp Developments Ltd 845,197
337,507 (a) Novagold Resources, Inc 2,720,306
181,921 (a) O-I Glass, Inc 1,657,300
66,016 (a) Orion S.A. 496,440
167,021 (a) Perimeter Solutions, Inc 5,060,736

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
MATERIALS (continued)
103,383 (a) Perpetua Resources Corp $ 2,854,405
150,930 (a),(b) PureCycle Technologies, Inc 1,128,956
16,818 Quaker Chemical Corp 2,285,398
50,349 (a) Ramaco Resources, Inc 747,683
57,761 (a) Ranpak Holdings Corp 294,004
77,610 (a) Rayonier Advanced Materials, Inc 736,519
52,762 Ryerson Holding Corp 1,462,035
54,672 Schweitzer-Mauduit International, Inc 507,356
50,498 Sensient Technologies Corp 5,738,593
3,564 (a),(b) Smith-Midland Corp 120,392
24,334 (a) Solesence, Inc 32,608
241,667 (a) SSR Mining, Inc 6,962,426
26,376 Stepan Co 1,319,591
101,542 (a) SunCoke Energy, Inc 692,516
40,062 Sylvamo Corp 1,711,849
9,884 (a) Synalloy Corp 144,010
44,123 (a) TimkenSteel Corp 848,927
25,008 Titan America S.A. 412,382
30,492 (a) Tredegar Corp 292,723
39,400 (a) Trimas Corp 1,458,588
44,280 (b) Trinseo plc 4,428
138,388 Tronox Holdings plc 1,382,496
12,586 (a) United States Lime & Minerals, Inc 1,355,135
131,578 (a),(b) US Antimony Corp 1,580,252
14,180 (a),(b) US Gold Corp 232,836
220,822 (a),(b) USA Rare Earth, Inc 5,734,747
1,005 Valhi, Inc 15,125
68,462 Vox Royalty Corp 351,895
61,244 (a) Warrior Met Coal, Inc 5,502,773
39,044 Worthington Steel, Inc 1,500,461
TOTAL MATERIALS 184,053,029
MEDIA & ENTERTAINMENT - 1.8%
4,246 (a),(b) Advantage Solutions, Inc 145,510
339,329 (a) Altice USA, Inc 536,140
625,279 (a) AMC Entertainment Holdings, Inc 950,424
38,546 (a) AMC Networks, Inc 327,256
44,640 (a) Angi, Inc 327,658
16,736 (a) Arena Group Holdings, Inc 42,175
6,144 (a),(b) Atlanta Braves Holdings, Inc 325,140
54,524 (a) Atlanta Braves Holdings, Inc 2,694,031
24,971 (a) Boston Omaha Corp 300,151
83,981 (a) Bumble, Inc 348,521
6,230 Cable One, Inc 569,983
94,777 (a) Cargurus, Inc 3,455,569
66,335 (a) Cars.com, Inc 729,022
127,585 Cinemark Holdings, Inc 3,766,309
41,392 CuriosityStream, Inc 130,385
1,441 (a) Daily Journal Corp 761,943
161,563 (a) EchoStar Corp (Class A) 19,894,868
19,910 (b) Emerald Holding, Inc 92,980
78,418 Entravision Communications Corp (Class A) 295,636
35,533 (a) EverQuote, Inc 512,386
77,085 (a) EW Scripps Co (Class A) 369,237
34,074 (a),(b) fuboTV, Inc 419,792
21,927 (a),(b) Gaia, Inc 68,631
18,540 (a) Gambling.com Group Ltd 71,379
167,414 (a) Gannett Co, Inc 1,210,403
135,943 (a) Getty Images Holdings, Inc 104,676
108,154 Gray Television, Inc 609,989
38,072 (a),(b) Grindr, Inc 509,023
13,449 (a),(b) Ibotta, Inc 473,405
147,531 (a) iHeartMedia, Inc 880,760

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
50,822 (a) IMAX Corp $ 1,932,252
48,353 John Wiley & Sons, Inc (Class A) 1,979,088
246,409 (a) Lionsgate Studios Corp 3,065,328
47,044 (a) Madison Square Garden Entertainment Corp 3,148,184
171,154 (a) Magnite, Inc 2,193,339
25,863 Marcus Corp 455,706
39,531 (a) MediaAlpha, Inc 336,409
2,209 (a),(b) Meridian Holdings, Inc 21,847
88,073 National CineMedia, Inc 298,567
57,153 (a) Newsmax, Inc 360,064
274,860 (a) Nextdoor Holdings, Inc 439,776
31,444 (a) Nexxen International Ltd 230,799
55,980 (a),(b) Outbrain, Inc 48,882
110,418 (a) Playstudios, Inc 45,835
63,588 Playtika Holding Corp 232,414
47,262 (a) PubMatic, Inc 462,222
66,037 (a) QuinStreet, Inc 842,632
28,672 (a) Reservoir Media, Inc 288,440
134,475 (a),(b) Rumble, Inc 1,012,597
24,246 Scholastic Corp 978,569
26,799 Shutterstock, Inc 433,340
42,360 (a) Sinclair, Inc 658,698
32,592 (a) Sphere Entertainment Co 4,642,730
131,165 (a),(b) Stagwell, Inc 822,405
8,859 (a) Starz Entertainment Corp 162,474
34,289 (a),(b) TechTarget, Inc 196,819
47,661 (a) Thryv Holdings, Inc 170,626
8,238 (a),(b) Travelzoo, Inc 80,650
129,721 (a) TripAdvisor, Inc 1,443,795
4,890 (a) Vivid Seats, Inc 32,763
22,276 (a),(b) Webtoon Entertainment, Inc 272,658
70,982 (a) Yelp, Inc 1,959,103
46,962 (a) Ziff Davis, Inc 2,148,981
85,163 (a) ZipRecruiter, Inc 248,676
TOTAL MEDIA & ENTERTAINMENT 72,570,050
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.9%
134,510 (a) 10X Genomics, Inc 2,965,945
50,474 (a) 4D Molecular Therapeutics, Inc 447,704
15,312 (a) Aardvark Therapeutics, Inc 83,144
56,719 (a),(b) Abeona Therapeutics, Inc 309,686
165,939 (a) Absci Corp 825,547
147,191 (a) Acadia Pharmaceuticals, Inc 3,304,438
90,480 (a) Aclaris Therapeutics, Inc 392,683
7,554 (a),(b) Actuate Therapeutics, Inc 22,209
179,519 (a) Adaptive Biotechnologies Corp 2,531,218
122,281 (a) ADC Therapeutics S.A. 462,222
278,347 (a) ADMA Biologics, Inc 2,853,057
68,032 (a) Agios Pharmaceuticals, Inc 1,904,896
324,490 (a) Akebia Therapeutics, Inc 447,796
24,468 (a),(b) Aktis Oncology, Inc 458,775
21,266 (a) Aldeyra Therapeutics, Inc 32,324
108,228 (a) Alector, Inc 256,500
191,601 (a) Alkermes plc 6,458,870
170,147 (a) Allogene Therapeutics, Inc 362,413
14,158 (a),(b) Alpha Teknova, Inc 50,261
155,776 (a) Altimmune, Inc 405,018
82,076 (a) Alumis, Inc 2,026,456
178,694 (a) Amneal Pharmaceuticals, Inc 2,299,792
39,158 (a) Amphastar Pharmaceuticals, Inc 859,910
107,487 (a) Amylyx Pharmaceuticals, Inc 1,719,792
21,956 (a) AnaptysBio, Inc 1,443,168
108,498 (a) Anavex Life Sciences Corp 362,383

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
22,240 (a) ANI Pharmaceuticals, Inc $ 1,766,968
18,321 (a) Anika Therapeutics, Inc 228,096
157,739 (a) Annexon, Inc 925,928
52,055 (a) Apogee Therapeutics, Inc 4,314,839
126,085 (a),(b) Aquestive Therapeutics, Inc 516,948
189,039 (a) Arbutus Biopharma Corp 793,964
31,233 (a),(b) Arcturus Therapeutics Holdings, Inc 269,228
100,250 (a) Arcus Biosciences, Inc 2,556,375
132,173 (a) Arcutis Biotherapeutics, Inc 3,069,057
283,124 (a) Ardelyx, Inc 1,792,175
38,386 (a),(b) ArriVent Biopharma, Inc 1,193,421
161,722 (a) Arrowhead Pharmaceuticals, Inc 11,883,333
71,166 (a),(b) ARS Pharmaceuticals, Inc 587,831
67,240 (a) Arvinas, Inc 665,676
89,888 (a) Atea Pharmaceuticals, Inc 495,283
14,100 (a) Atrium Therapeutics, Inc 180,057
112,972 (a) aTyr Pharma, Inc 91,214
48,790 (a) Aura Biosciences, Inc 343,969
143,708 (a) Aurinia Pharmaceuticals, Inc 2,210,948
16,703 (a),(b) Avita Medical, Inc 72,157
49,740 (a) Axsome Therapeutics, Inc 10,333,485
114,905 (a) Beam Therapeutics, Inc 3,485,069
23,024 (a) Benitec Biopharma, Inc 277,439
33,573 (a) Bicara Therapeutics, Inc 724,505
36,038 (a) BioAge Labs, Inc 607,240
272,310 (a) BioCryst Pharmaceuticals, Inc 2,494,360
140,681 (a) Biohaven Ltd 1,349,131
48,864 (a) BioLife Solutions, Inc 1,030,053
36,459 (a),(b) Biote Corp 80,939
189,048 (a) Bridgebio Pharma, Inc 13,443,203
8,329 (a) Bright Minds Biosciences, Inc 732,536
50,201 (a) Brooks Automation, Inc 1,233,439
51,207 (a),(b) Candel Therapeutics, Inc 316,459
52,203 (a) Capricor Therapeutics, Inc 1,752,977
75,661 (a),(b) Cardiff Oncology, Inc 130,894
60,609 (a) CareDx, Inc 1,261,273
8,491 (a),(b) Catalyst Biosciences, Inc 65,211
139,328 (a) Catalyst Pharmaceuticals, Inc 3,919,297
42,005 (a) Celcuity, Inc 5,097,307
90,700 (a) Celldex Therapeutics, Inc 2,982,216
70,790 (a) CG oncology, Inc 4,724,525
78,524 (a),(c) Chinook Therapeutics, Inc 785
105,313 (a) Codexis, Inc 296,983
171,377 (a) Cogent Biosciences, Inc 6,133,583
133,750 (a),(b) Coherus Biosciences, Inc 237,406
38,542 (a) Collegium Pharmaceutical, Inc 1,300,022
158,719 (a) Compass Therapeutics, Inc 280,933
89,030 (a),(b) CorMedix, Inc 675,738
77,000 (a) Corvus Pharmaceuticals, Inc 1,169,630
117,459 (a) Crinetics Pharmaceuticals, Inc 4,555,060
109,317 (a) CRISPR Therapeutics AG. 5,721,652
59,106 (a) CryoPort, Inc 606,428
65,162 (a) Cullinan Oncology, Inc 850,364
142,494 (a) Cytek Biosciences, Inc 649,773
143,425 (a) Cytokinetics, Inc 9,174,897
117,645 (a) Definium Therapeutics, Inc 2,574,073
170,259 (a) Denali Therapeutics, Inc 3,187,248
28,765 (a) Design Therapeutics, Inc 391,204
40,668 (a),(b) DiaMedica Therapeutics, Inc 246,041
32,828 (a) Disc Medicine, Inc 2,165,007
159,573 (a) Dyne Therapeutics, Inc 2,800,506
81,016 (a) Edgewise Therapeutics, Inc 2,508,255

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
111,593 (a) Editas Medicine, Inc $ 334,779
76,292 (a) Eledon Pharmaceuticals, Inc 277,703
61,409 (a) Emergent Biosolutions, Inc 505,396
32,935 (a) Enanta Pharmaceuticals, Inc 457,467
46,120 (a) Enliven Therapeutics, Inc 1,901,528
33,481 (a) Entrada Therapeutics, Inc 451,993
227,211 (a) Erasca, Inc 2,419,797
284,145 (a),(b) Esperion Thereapeutics, Inc 568,290
30,978 (a) Eton Pharmaceuticals, Inc 747,189
64,618 (a) Evolus, Inc 348,291
12,452 (a) Evommune, Inc 296,358
91,640 (a) EyePoint Pharmaceuticals, Inc 1,209,648
136,284 (a) Fate Therapeutics, Inc 170,355
33,813 (a) Fennec Pharmaceuticals, Inc 219,446
21,956 (a) First Tracks Biotherapeutics, Inc 510,916
385,828 (a) Fluidigm Corp 358,318
33,661 (a) Foghorn Therapeutics, Inc 159,890
112,021 (a) Fortrea Holdings, Inc 1,288,241
8,283 (a) Frequency Therapeutics, Inc 111,738
71,465 (a) Fulcrum Therapeutics, Inc 509,545
658,943 (a) Geron Corp 1,014,772
50,578 (a),(b) Ginkgo Bioworks Holdings, Inc 427,890
132,894 (a) Gossamer Bio, Inc 48,878
41,383 (a) GRAIL, Inc 2,254,546
8,122 (a),(b) Greenwich Lifesciences, Inc 191,842
51,122 (a) Harmony Biosciences Holdings, Inc 1,598,074
35,507 (a),(b) Harrow Health, Inc 1,439,099
198,783 (a),(b) Heron Therapeutics, Inc 238,540
162,890 (a),(b) Humacyte, Inc 137,121
101,045 (a) Ideaya Biosciences, Inc 2,940,409
349,766 (a),(b) ImmunityBio, Inc 2,483,339
122,169 (a) Immunome, Inc 2,802,557
97,276 (a),(b) Immunovant, Inc 2,640,557
145,517 (a) Indivior Pharmaceuticals, Inc 5,352,115
127,627 (a),(b) Inhibikase Therapeutics, Inc 241,215
11,178 (a) Inhibrx Biosciences, Inc 1,444,309
43,946 (a),(c) Inhibrx, Inc 28,455
16,518 (a) Inmune Bio, Inc 23,621
88,457 (a) Innoviva, Inc 2,033,626
132,897 (a) Intellia Therapeutics, Inc 1,791,452
403,976 (a) Iovance Biotherapeutics, Inc 1,357,359
191,558 (a) Ironwood Pharmaceuticals, Inc 790,177
38,556 (a) Jade Biosciences, Inc 940,766
51,916 (a) Janux Therapeutics, Inc 746,033
24,034 (a),(b) Journey Medical Corp 123,775
47,688 (a),(b) KalVista Pharmaceuticals, Inc 1,271,362
35,646 (a) Keros Therapeutics, Inc 396,384
45,290 (a) Kodiak Sciences, Inc 1,969,209
29,549 (a) Krystal Biotech, Inc 7,749,521
98,481 (a) Kura Oncology, Inc 869,587
68,624 (a) Kymera Therapeutics, Inc 5,563,348
35,850 (a),(b) Landec Corp 181,759
57,035 (a) Larimar Therapeutics, Inc 231,562
22,966 (a),(b) LB Pharmaceuticals, Inc 728,252
20,598 (a),(b) LENZ Therapeutics, Inc 184,970
76,672 (a) Lexeo Therapeutics, Inc 436,647
23,143 (a) Ligand Pharmaceuticals, Inc (Class B) 5,310,161
78,490 (a) Liquidia Corp 3,077,593
20,307 (a) Madrigal Pharmaceuticals, Inc 10,506,639
42,934 (a) Magenta Therapeutics, Inc 3,769,605
373,751 (a) MannKind Corp 1,057,715
23,089 (a),(b) MapLight Therapeutics, Inc 735,846

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
137,536 (a) Maravai LifeSciences Holdings, Inc $ 506,132
141,895 (a) MaxCyte, Inc 124,868
31,622 (a) Maze Therapeutics, Inc 840,513
34,600 (a) MBX Biosciences, Inc 1,045,612
10,799 (a),(b) MediWound Ltd 178,183
52,309 (a),(b) MeiraGTx Holdings plc 482,289
6,237 (a) Mesa Laboratories, Inc 623,700
113,477 (a) MiMedx Group, Inc 381,283
56,889 (a) Mineralys Therapeutics, Inc 1,516,092
50,433 (a) Mirum Pharmaceuticals, Inc 4,907,635
5,551 (a),(b) Monopar Therapeutics, Inc 289,485
72,408 (a) Monte Rosa Therapeutics, Inc 1,386,613
108,676 (a) Myriad Genetics, Inc 516,211
12,391 (a),(b) Neurogene, Inc 323,281
36,626 (a) Nkarta, Inc 101,454
179,129 (a),(b) Novavax, Inc 1,419,597
121,865 (a) Nurix Therapeutics, Inc 2,035,145
60,209 (a) Nuvalent, Inc 6,037,759
270,597 (a) Nuvation Bio, Inc 1,204,157
16,749 (a),(b) Nuvectis Pharma, Inc 143,371
225,988 (a) Ocular Therapeutix, Inc 2,117,508
83,634 (a) Olema Pharmaceuticals, Inc 1,205,166
79,902 (a),(b) Omeros Corp 1,166,569
7,972 (a),(c) OmniAb Operations, Inc 80
7,972 (a),(c) OmniAb Operations, Inc 80
126,229 (a) OmniAb, Inc 175,458
42,051 (a) Organogenesis Holdings, Inc 98,820
79,998 (a) ORIC Pharmaceuticals, Inc 790,380
44,955 (a) Oruka Therapeutics, Inc 3,075,372
330,842 (a),(b) Pacific Biosciences of California, Inc 526,039
49,263 (a) Pacira BioSciences, Inc 1,255,714
9,277 (a) Palvella Therapeutics, Inc 1,190,425
59,892 (a),(b) Personalis, Inc 330,604
71,907 (a) Perspective Therapeutics, Inc 280,437
55,435 (a) Phathom Pharmaceuticals, Inc 620,872
23,222 Phibro Animal Health Corp 1,234,946
30,591 (a) Praxis Precision Medicines, Inc 9,753,329
218,905 (a) Precigen, Inc 910,645
55,814 (a) Prestige Consumer Healthcare, Inc. 3,143,444
121,005 (a) Prime Medicine, Inc 428,963
68,755 (a) Protagonist Therapeutics, Inc 6,804,682
90,188 (a) Protalix BioTherapeutics, Inc 193,904
61,336 (a) Protara Therapeutics, Inc 326,921
56,664 (a) Prothena Corp plc 626,704
94,213 (a) PTC Therapeutics, Inc 6,129,498
41,621 (a) Puma Biotechnology, Inc 312,574
47,125 (a) Quanterix Corp 147,501
183,652 (a),(b) Quantum-Si, Inc 180,089
34,480 (a) Rapport Therapeutics, Inc 1,142,322
548,059 (a),(b) Recursion Pharmaceuticals, Inc 1,896,284
57,933 (a) REGENXBIO, Inc 519,659
163,024 (a) Relay Therapeutics, Inc 2,112,791
57,614 (a) Replimune Group, Inc 148,068
67,120 (a) Rezolute, Inc 214,784
63,562 (a) Rhythm Pharmaceuticals, Inc 5,171,404
20,587 (a) Rigel Pharmaceuticals, Inc 594,964
99,968 (a) Rocket Pharmaceuticals, Inc 347,889
200,766 (a) Sana Biotechnology, Inc 660,520
171,147 (a) Savara, Inc 896,810
104,535 (a) Scholar Rock Holding Corp 4,872,376
13,477 (a) Selecta Biosciences, Inc 83,827
205,811 (a),(b) SELLAS Life Sciences Group, Inc 1,018,764

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
25,798 (a) Septerna, Inc $ 612,960
49,221 SIGA Technologies, Inc 226,417
19,432 (a),(b) Sionna Therapeutics, Inc 752,018
60,274 (a) Soleno Therapeutics, Inc 3,183,673
72,938 (a) Solid Biosciences, Inc 529,530
88,896 (a) Spyre Therapeutics, Inc 6,618,307
58,632 (a) Stoke Therapeutics, Inc 1,918,439
65,947 (a) Supernus Pharmaceuticals, Inc 3,165,456
100,071 (a) Syndax Pharmaceuticals, Inc 2,144,522
133,048 (a) Tango Therapeutics, Inc 2,876,498
46,343 (a) Tarsus Pharmaceuticals, Inc 2,947,878
243,925 (a) Taysha Gene Therapies, Inc 1,558,681
12,033 (a),(b) Tectonic Therapeutic, Inc 336,563
112,680 (a) Terns Pharmaceuticals, Inc 5,964,152
173,760 (a) TG Therapeutics, Inc 5,869,613
46,857 (a) Theravance Biopharma, Inc 784,386
26,824 (a),(c) Third Harmonic Bio, Inc 805
14,095 (a) Tonix Pharmaceuticals Holding Corp 182,248
99,066 (a) Travere Therapeutics, Inc 4,172,660
114,115 (a) Trevi Therapeutics, Inc 1,570,222
36,550 (a) TriSalus Life Sciences, Inc 157,896
33,575 (a),(b) TuHURA Biosciences, Inc 75,208
5,951 (a),(b) Tvardi Therapeutics, Inc 18,746
71,170 (a) Twist Bioscience Corp 4,159,887
31,231 (a) Tyra Biosciences, Inc 1,085,277
37,690 (a) Upstream Bio, Inc 345,994
48,170 (a) UroGen Pharma Ltd 1,147,891
70,467 (a) Vanda Pharmaceuticals, Inc 500,316
147,298 (a) Vaxcyte, Inc 8,431,338
74,005 (a) Vera Therapeutics, Inc 2,635,318
94,200 (a) Veracyte, Inc 3,101,064
80,200 (a) Verastem, Inc 437,892
60,779 (a) Vericel Corp 2,110,855
111,607 (a) Vir Biotechnology, Inc 1,140,066
96,960 (a) Viridian Therapeutics, Inc 1,307,021
62,291 (a) Voyager Therapeutics, Inc 232,345
167,133 (a) WaVe Life Sciences Ltd 1,179,959
87,918 (a) Xencor, Inc 1,048,862
103,935 (a) Xenon Pharmaceuticals, Inc 5,824,517
189,516 (a) Xeris Biopharma Holdings, Inc 1,160,786
12,179 (a) XOMA Corp 498,608
28,123 (a),(b) Zenas Biopharma, Inc 543,336
68,976 (a) Zevra Therapeutics, Inc 701,486
57,439 (a) Zymeworks, Inc 1,581,870
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 430,400,527
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
2,110 (a) American Realty Investors, Inc 29,878
754,934 (a) Compass, Inc 5,714,850
278,347 (a) Cushman & Wakefield Ltd 3,907,992
95,338 (a) Douglas Elliman, Inc 191,629
110,322 eXp World Holdings, Inc 686,203
24,714 (a) Forestar Group, Inc 698,418
10,259 (a) FRP Holdings, Inc 215,542
146,739 Kennedy-Wilson Holdings, Inc 1,599,455
30,638 Marcus & Millichap, Inc 851,430
9,874 (a) Maui Land & Pineapple Co, Inc 153,244
181,090 Newmark Group, Inc 2,919,171
21,665 (a) Re/Max Holdings, Inc 231,815
157,447 (a) Real Brokerage, Inc 330,639
20,088 RMR Group, Inc 357,767
9,803 (a),(b) Seaport Entertainment Group, Inc 218,509
45,830 St. Joe Co 2,959,243

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
8,230 (a) Stratus Properties, Inc $ 249,040
21,640 (a) Tejon Ranch Co 423,495
1,691 (a) Transcontinental Realty Investors, Inc 59,895
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 21,798,215
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
61,457 (a) ACM Research, Inc 3,176,712
35,034 (a) Aehr Test Systems 3,172,679
15,696 (a),(b) Aeluma, Inc 365,560
30,740 (a) Alpha & Omega Semiconductor Ltd 1,335,038
47,629 (a) Ambarella, Inc 3,276,875
21,536 (a) Ambiq Micro, Inc 807,169
38,169 (a) Atomera, Inc 312,222
36,342 (a) Axcelis Technologies, Inc 5,055,536
92,462 (a),(b) Blaize Holdings, Inc 181,226
31,098 (a) Ceva, Inc 949,733
16 (a),(c) China Energy Savings Technology, Inc 0
53,377 (a) Cohu, Inc 2,527,401
192,352 (a) Credo Technology Group Holding Ltd 33,471,172
55,169 (a) Diodes, Inc 5,911,358
93,009 (a) Formfactor, Inc 12,642,713
40,866 (a) Ichor Holdings Ltd 2,695,930
33,620 (a) Impinj, Inc 4,872,210
241,072 (a),(b) indie Semiconductor, Inc 1,087,235
174,095 (a) Kopin Corp 776,464
60,567 Kulicke & Soffa Industries, Inc 5,178,479
98,214 (a) MaxLinear, Inc 6,948,641
243,501 (a) Navitas Semiconductor Corp 4,017,767
4,903 NVE Corp 405,919
37,562 (a) PDF Solutions, Inc 1,609,532
61,579 (a) Penguin Solutions, Inc 1,872,617
68,694 (a) Photronics, Inc 3,398,979
66,433 Power Integrations, Inc 4,830,343
128,609 (a) Rambus, Inc 14,804,182
390,042 (a) Rigetti Computing, Inc 6,806,233
111,577 (a) Semtech Corp 11,721,164
38,626 (a) Silicon Laboratories, Inc 8,408,880
26,966 (a) SiTime Corp 15,158,937
42,439 (a) SkyWater Technology, Inc 1,353,804
46,765 (a) Synaptics, Inc 4,376,736
53,700 (a) Ultra Clean Holdings 4,196,655
69,447 (a) Veeco Instruments, Inc 3,461,933
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 181,168,034
SOFTWARE & SERVICES - 5.3%
154,489 (a) 8x8, Inc 296,619
86,568 (a) A10 Networks, Inc 2,309,634
124,263 (a) ACI Worldwide, Inc 5,370,647
129,440 Adeia, Inc 4,122,664
29,848 (a) Agilysys, Inc 1,912,063
26,039 (a),(b) Airship AI Holdings, Inc 58,327
57,411 (a) Alarm.com Holdings, Inc 2,549,622
80,491 (a),(b) Alkami Technology, Inc 1,270,148
113,101 (a) Amplitude, Inc 804,148
48,377 (a) Appian Corp 1,005,758
280,862 (a) Applied Digital Corp 9,619,523
37,316 (a) Arteris, Inc 1,080,671
106,161 (a) Asana, Inc 670,937
50,992 (a) ASGN, Inc 1,075,931
9,437 (a) AudioEye, Inc 67,569
173,924 (a) AvePoint, Inc 1,695,759
69,535 (a) Backblaze, Inc 297,610
509,669 (a),(b) BigBear.ai Holdings, Inc 2,028,483
92,493 (a) BigCommerce Holdings, Inc 261,755

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
382,560 (a),(b) Bit Digital, Inc $ 577,666
146,444 (a),(b) Bitdeer Technologies Group 1,653,353
45,539 (a) Blackbaud, Inc 1,692,685
59,848 (a) BlackLine, Inc 1,870,250
243,459 (a) Blend Labs, Inc 355,450
169,200 (a) Box, Inc 4,094,640
103,228 (a) Braze, Inc 2,274,113
157,268 (a),(b) C3.ai, Inc 1,388,676
52,361 (a) Cerence, Inc 476,485
49,184 (a),(b) Chaince Digital Holdings, Inc 267,561
382,499 (a),(b) Cipher Mining, Inc 6,785,532
303,322 (a) Cleanspark, Inc 3,800,625
104,844 Clear Secure, Inc 5,597,621
330,069 (a) Clearwater Analytics Holdings, Inc 7,987,670
51,854 (a) Commvault Systems, Inc 5,127,324
23,272 (a) Consensus Cloud Solutions, Inc 602,279
342,121 (a) Core Scientific, Inc 6,842,420
31,049 (a) CS Disco, Inc 134,442
8,961 (b) CSP, Inc 83,248
20,502 (a),(b) Digimarc Corp 150,280
127,855 (a) Digital Turbine, Inc 451,328
89,927 (a) DigitalOcean Holdings, Inc 8,671,661
41,771 (a) Domo, Inc 148,705
430,516 (a),(b) D-Wave Quantum, Inc 8,730,864
18,470 (a) eGain Corp 139,633
18,955 (a) EverCommerce, Inc 218,930
77,657 (a) Expensify, Inc 79,210
168,195 (a) Fastly, Inc 4,247,765
94,837 (a) Five9, Inc 1,631,196
245,876 (a) Freshworks, Inc 2,006,348
85,624 (a) Grid Dynamics Holdings, Inc 487,201
32,648 Hackett Group, Inc 421,486
22,723 (a) HeartFlow, Inc 676,236
116,988 (a) Hut 8 Corp 8,865,351
27,071 (a),(b) I3 Verticals, Inc 610,451
12,925 (a) IBEX Holdings Ltd 358,669
18,873 (a) Imergent, Inc 123,429
49,632 Information Services Group, Inc 202,499
69,469 (a) Intapp, Inc 1,559,579
30,761 InterDigital, Inc 9,122,482
113,547 (a) Kaltura, Inc 155,559
24,680 (a),(b) Life360, Inc 1,063,461
75,210 (a) LiveRamp Holdings, Inc 2,198,388
454,210 (a),(b) Marathon Digital Holdings, Inc 5,445,978
50,583 (a) Mitek Systems, Inc 706,139
90,170 (a) N-able, Inc 467,081
171,150 (a) NCR Corp 1,179,223
107,593 (a),(b) NextNav, Inc 1,993,698
46,851 (a) OneSpan, Inc 542,535
29,212 (a) Ooma, Inc 476,740
71,937 (a),(b) Pagaya Technologies Ltd 999,205
105,781 (a) PagerDuty, Inc 703,444
49,168 (a),(b) PAR Technology Corp 660,818
15,573 (b) Park City Group, Inc 152,304
102,048 (a) Porch Group, Inc 982,722
50,535 (a) Progress Software Corp 1,407,400
74,780 (a) Q2 Holdings, Inc 3,795,085
43,318 (a) Qualys, Inc 3,765,634
90,686 (a),(b) Rackspace Technology, Inc 132,402
81,381 (a) Rapid7, Inc 480,148
14,636 (a) Red Violet, Inc 547,825
265,610 (a),(b) Rezolve AI plc 682,618

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
46,851 (a) Rimini Street, Inc $ 159,762
411,610 (a) Riot Platforms, Inc 7,096,156
7,766 (a) Silvaco Group, Inc 79,291
463,928 (a),(b) SoundHound AI, Inc 3,692,867
11,953 (a) SoundThinking, Inc 81,519
142,981 (a) Sprinklr, Inc 703,467
65,477 (a) Sprout Social, Inc 392,862
45,362 (a) SPS Commerce, Inc 2,545,715
67,702 (a) Telos Corp 289,088
142,933 (a) Tenable Holdings, Inc 2,985,870
410,590 (a),(b) Terawulf, Inc 8,922,121
23,720 (a),(b) TSS, Inc 363,390
8,671 (a),(b) Tucows, Inc 136,395
80,099 (a) Unisys Corp 209,058
140,099 (a) Varonis Systems, Inc 3,684,604
84,271 (a) Vertex, Inc 1,042,432
11,614 (a) Via Transportation, Inc 176,649
17,360 (a) Viant Technology, Inc 188,530
47,229 (a),(b) VTEX 177,581
75,792 (a) Weave Communications, Inc 372,139
12,752 (a),(b) Whitefiber, Inc 195,233
61,529 (a) Workiva, Inc 3,290,571
46,596 (a) Xperi, Inc 311,727
119,276 (a) Yext, Inc 460,405
251,683 (a) Zeta Global Holdings Corp 4,636,001
TOTAL SOFTWARE & SERVICES 207,745,051
TECHNOLOGY HARDWARE & EQUIPMENT - 6.3%
30,205 (a),(b) 908 Devices, Inc 206,300
84,532 (a) ADTRAN Holdings, Inc 1,495,371
44,950 Advanced Energy Industries, Inc 17,256,755
45,511 (a),(b) Aeva Technologies, Inc 727,721
78,473 (a) Applied Optoelectronics, Inc 12,897,822
121,631 (a) Arlo Technologies, Inc 1,708,916
15,093 (a) Aviat Networks, Inc 346,083
35,652 Badger Meter, Inc 4,310,683
2,020 Bel Fuse, Inc 491,769
12,198 Bel Fuse, Inc (Class B) 3,364,696
47,080 Belden CDT, Inc 5,295,558
42,610 Benchmark Electronics, Inc 3,496,151
3,523 (a) BK Technologies Corp 339,476
71,601 (a) Calix, Inc 3,118,940
15,242 (a) Clearfield, Inc 440,341
19,564 Climb Global Solutions, Inc 326,328
256,020 CommScope Holding Co, Inc 3,275,776
212,710 (b) CompoSecure, Inc 3,282,115
60,480 (a) Corsair Gaming, Inc 410,659
8,972 (a) CPI Card Group, Inc 158,894
35,320 CTS Corp 2,016,772
46,985 (a) Daktronics, Inc 923,725
29,125 (a) Diebold Nixdorf, Inc 2,237,091
44,507 (a) Digi International, Inc 2,494,172
74,382 (a) Eastman Kodak Co 991,512
31,183 ePlus, Inc 2,640,888
185,097 (a) Evolv Technologies Holdings, Inc 1,332,698
158,172 (a) Extreme Networks, Inc 3,494,020
43,048 (a) Fabrinet 29,422,017
6,506 (a) Frequency Electronics, Inc 326,341
129,145 (a) Harmonic, Inc 1,476,127
32,862 Immersion Corp 201,444
16,169 (a),(b) Inseego Corp 294,761
35,127 (a) Insight Enterprises, Inc 2,560,758
412,800 (a),(b) IonQ, Inc 18,625,536

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
54,554 (a) Itron, Inc $ 4,571,625
29,643 (a) Kimball Electronics, Inc 800,657
100,173 (a) Knowles Corp 3,124,396
28,431 Methode Electronics, Inc 228,017
318,987 (a),(b) MicroVision, Inc 209,383
287,823 (a) Mirion Technologies, Inc 5,684,504
3,817 (a),(b) M-Tron Industries, Inc 254,899
39,682 Napco Security Technologies, Inc 1,855,134
13,633 (a) Neonode, Inc 22,631
33,770 (a) Netgear, Inc 853,368
82,906 (a) Netscout Systems, Inc 2,793,932
56,892 (a) nLight, Inc 3,973,906
43,357 (a) Novanta, Inc 5,616,032
18,506 (a) OSI Systems, Inc 5,309,742
66,404 (a) Ouster, Inc 1,790,252
13,508 (a) PC Connection, Inc 861,000
31,947 (a) Plexus Corp 8,005,279
152,760 (a) Powerfleet, Inc 491,887
235,896 (a),(b) Quantum Computing, Inc 2,127,782
114,929 (a) Ribbon Communications, Inc 303,413
15,463 (a) Richardson Electronics Ltd 222,667
21,198 (a) Rogers Corp 2,877,629
63,836 (a) Sanmina Corp 13,904,758
25,734 (a) Scansource, Inc 1,058,182
122,000 (a) TTM Technologies, Inc 19,302,840
17,287 (a) Turtle Beach Corp 199,146
146,277 (a) Viasat, Inc 9,641,117
276,006 (a) Viavi Solutions, Inc 14,462,714
145,701 Vishay Intertechnology, Inc 4,220,958
14,961 (a) Vishay Precision Group, Inc 903,944
83,642 (a),(b) Vuzix Corp 240,889
148,345 Xerox Holdings Corp 333,776
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 248,234,675
TELECOMMUNICATION SERVICES - 0.8%
13,495 (a) Anterix, Inc 652,078
12,579 ATN International, Inc 351,332
31,861 (a) Bandwidth, Inc 1,172,804
58,412 Cogent Communications Group, Inc 1,323,032
59,867 (a) Globalstar, Inc 4,927,054
97,350 (a) Gogo, Inc 406,923
20,118 IDT Corp 1,008,918
34,453 (a) Liberty Latin America Ltd (Class A) 279,758
164,709 (a) Liberty Latin America Ltd (Class C) 1,368,732
1,129,505 (a) Lumen Technologies, Inc 9,984,824
61,532 Shenandoah Telecom Co 967,898
24,019 Spok Holdings, Inc 256,763
119,240 Telephone and Data Systems, Inc 5,372,954
191,944 (a) Uniti Group, Inc 2,270,698
TOTAL TELECOMMUNICATION SERVICES 30,343,768
TRANSPORTATION - 1.1%
17,178 (a) Allegiant Travel Co 1,299,344
26,936 ArcBest Corp 3,436,226
10,044 (a) Costamare Bulkers Holdings Ltd 173,560
50,447 Costamare, Inc 838,429
18,682 Covenant Logistics Group, Inc 651,255
26,755 (a) Forward Air Corp 563,460
70,331 (a),(b) Frontier Group Holdings, Inc 255,302
134,966 FTAI Infrastructure, Inc 829,366
39,026 Genco Shipping & Trading Ltd 945,990
55,161 Heartland Express, Inc 738,054
142,541 (a),(b) Hertz Global Holdings, Inc 906,561
34,015 (b) Himalaya Shipping Ltd 463,965

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
70,275 Hub Group, Inc (Class A) $ 3,080,153
341,734 (a) JetBlue Airways Corp 1,590,772
701,664 (a) Joby Aviation, Inc 6,448,292
69,331 Marten Transport Ltd 1,045,511
36,357 (a) Matson, Inc 6,341,751
8,979 (a) PAM Transportation Services, Inc 90,688
37,401 Pangaea Logistics Solutions Ltd 286,492
27,416 (a) Proficient Auto Logistics, Inc 201,508
35,028 (a) Radiant Logistics, Inc 294,585
195,062 (a) RXO, Inc 3,895,388
58,571 (b) Safe Bulkers, Inc 394,769
27,644 (a),(b) Sky Harbour Group Corp 292,197
47,442 (a) Skywest, Inc 3,895,937
63,352 (a) Sun Country Airlines Holdings, Inc 1,000,962
9,065 (b) Universal Truckload Services, Inc 218,285
69,812 Werner Enterprises, Inc 2,573,968
TOTAL TRANSPORTATION 42,752,770
UTILITIES - 2.8%
45,939 American States Water Co 3,458,747
97,366 Avista Corp 4,001,743
89,719 Black Hills Corp 6,754,944
142,249 Brookfield Infrastructure Corp 5,263,213
68,485 (a),(b) Cadiz, Inc 296,540
69,963 California Water Service Group 2,955,237
27,891 Chesapeake Utilities Corp 3,517,613
18,831 Consolidated Water Co, Inc 603,534
27,647 Genie Energy Ltd 386,229
17,733 (a) Global Water Resources, Inc 126,082
40,370 (a) Hallador Energy Co 626,946
196,635 (a) Hawaiian Electric Industries, Inc 2,963,289
45,151 MGE Energy, Inc 3,622,013
23,050 (a) Middlesex Water Co 1,172,784
83,866 (a) Montauk Renewables, Inc 122,444
119,443 New Jersey Resources Corp 6,725,835
49,060 Northwest Natural Holding Co 2,600,180
73,870 NorthWestern Corp 5,343,756
144,089 (a),(b) Oklo, Inc 10,446,453
71,673 ONE Gas, Inc 6,394,665
73,354 Ormat Technologies, Inc 8,428,375
46,346 Otter Tail Corp 4,135,917
119,873 PNM Resources, Inc 7,079,699
134,324 Portland General Electric Co 6,975,445
25,021 (a) Pure Cycle Corp 288,742
10,847 RGC Resources, Inc 246,552
38,180 (b) SJW Corp 2,145,334
81,451 Southwest Gas Holdings Inc 7,660,467
69,785 Spire, Inc 6,362,996
20,317 (a) Unitil Corp 1,065,830
16,485 York Water Co 478,395
TOTAL UTILITIES 112,249,999
TOTAL COMMON STOCKS
(Cost $2,103,322,367) 3,904,533,367
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
37,494 (c) AstraZeneca plc 02/20/29 11,623
20,265 (c) Chinook Therapeutics, Inc 01/02/30 203
86,511 (c) Novo Nordisk A.S. 02/25/26 56,232
159,741 (b),(c) Selecta Biosciences, Inc 03/20/24 28,753

See Notes to Financial Statements
Investments in Derivatives
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
9,351 (c) Tobira Therapeutics, Inc $ 561
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 97,372
TOTAL RIGHTS/WARRANTS
(Cost $93,547) 97,372
TOTAL LONG-TERM INVESTMENTS
(Cost $2,103,415,914) 3,904,630,739
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.0%
78,704,912 (d) State Street Navigator Securities Lending Government Money Market Portfolio 3.670%(e) 78,704,912
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $78,704,912) 78,704,912
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.1%
GOVERNMENT AGENCY DEBT - 0.3%
$ 10,000,000 Federal Home Loan Bank Discount Notes 0 .000 05/27/26 9,973,075
TOTAL GOVERNMENT AGENCY DEBT 9,973,075
REPURCHASE AGREEMENT - 0.8%
32,530,000 (f) Fixed Income Clearing Corporation 3 .640 05/01/26 32,530,000
TOTAL REPURCHASE AGREEMENT 32,530,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $42,503,841) 42,503,075
TOTAL INVESTMENTS - 101.9%
(Cost $2,224,624,667) 4,025,838,726
OTHER ASSETS & LIABILITIES, NET - (1.9)% (74,003,831)
NET ASSETS - 100.0% $ 3,951,834,895
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $195,181,791.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 3.640% dated 4/30/26 to be repurchased at $32,533,289 on 5/1/26, collateralized by Government Agency Securities, with coupon rate
3.625% and maturity date 8/31/29, valued at $33,180,776.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E-Mini Index 334 06/18/26  $ 45,112,535 $ 46,890,260 $ 1,777,725

Emerging Markets Equity Index
Portfolios of Investments April 30, 2026

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.1%
COMMON STOCKS - 99.1%
AUSTRALIA - 0.4%
394,343 AngloGold Ashanti UK Ltd $ 36,645,957
TOTAL AUSTRALIA 36,645,957
BRAZIL - 4.5%
3,724,397 Ambev S.A. 10,913,405
272,940 (a) Axia Energia S.A. 3,304,405
189,592 Axia Energia S.A. 2,628,436
936,745 Axia Energia S.A. 11,738,161
4,127,446 B3 SA-Brasil Bolsa Balcao 15,028,444
1,204,628 (a) Banco Bradesco S.A. 4,067,487
4,151,804 Banco Bradesco S.A. (Preference) 16,198,726
941,600 Banco BTG Pactual S.A. - Unit 11,283,684
1,310,166 (a) Banco do Brasil S.A. 5,876,406
579,148 BB Seguridade Participacoes S.A. 3,962,505
458,900 (a) Caixa Seguridade Participacoes S 1,676,461
1,894,496 Cia de Saneamento Basico do Estado de Sao Paulo 12,682,773
1,429,175 Cia Energetica de Minas Gerais 3,619,261
1,495,000 Cia Paranaense de Energia 4,800,376
196,380 CPFL Energia S.A. 1,940,481
553,200 Embraer S.A. 8,606,674
252,757 Energisa S.A. 2,696,116
755,100 (a) Eneva S.A. 4,129,429
258,215 Engie Brasil Energia S.A. 1,841,264
934,322 Equatorial Energia S.A. 7,985,078
1,039,119 Gerdau S.A. (Preference) 4,744,634
4,639,833 (a) Investimentos Itau S.A. - PR 13,043,030
4,225,978 Itau Unibanco Holding S.A. 36,859,322
682,133 Klabin S.A. 2,407,950
1 Klabin S.A. (Preference) 1
716,149 Localiza Rent A Car 6,639,687
546,445 MBRF Global Foods Co S.A. 1,923,449
792,442 Motiva Infraestrutura de Mobilidade S.A. 2,560,498
2,656,718 (a) NU Holdings Ltd 38,469,277
656,485 (a) Petro Rio S.A. 8,804,307
2,914,478 Petroleo Brasileiro S.A. 32,212,404
3,620,225 Petroleo Brasileiro S.A. (Preference) 35,882,031
146,300 Porto Seguro S.A. 1,471,036
1,028,424 Raia Drogasil S.A. 4,556,651
613,388 (b) Rede D'Or Sao Luiz S.A. 4,752,958
1,054,227 Rumo S.A. 3,348,881
175,800 StoneCo Ltd 1,930,284
551,987 Suzano SA 4,886,932
619,500 (a) Telefonica Brasil S.A. 4,910,411
650,400 TIM S.A. 3,382,164
442,500 TOTVS S.A. 2,847,056
555,160 Ultrapar Participacoes S.A. 3,356,656
2,841,042 Vale S.A. 46,576,152
827,190 Vibra Energia S.A. 5,562,710
1,313,134 WEG S.A. 11,896,117
320,456 XP, Inc 6,139,937
TOTAL BRAZIL 424,144,107
CHILE - 0.5%
35,891,936 Banco de Chile 6,728,367
68,795 Banco de Credito e Inversiones 4,648,466
52,267,109 Banco Santander Chile S.A. 4,179,347
969,264 (a) Cencosud S.A. 2,450,601
863,147 (a) Empresas CMPC S.A. 1,070,624
310,342 Empresas COPEC S.A. 2,173,888
23,573,911 (a) Enel Chile S.A. 2,116,860

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CHILE (continued)
248,827,454 Lan Airlines S.A. $ 5,917,813
589,474 Plaza S.A. 2,928,274
467,384 SACI Falabella 2,830,867
112,719 (a) Sociedad Quimica y Minera de Chile S.A. (Class B) 10,366,701
TOTAL CHILE 45,411,808
CHINA - 22.6%
351,500 360 Security Technology, Inc 577,198
125,000 37 Interactive Entertainment Network Technology Group Co Ltd 394,940
1,460,000 (b) 3SBio, Inc 4,367,058
606,500 (a) AAC Technologies Holdings, Inc 2,808,935
45,400 (a) Accelink Technologies Co Ltd 966,553
11,685 ACM Research Shanghai, Inc 266,146
28,963 Advanced Micro-Fabrication Equipment, Inc China 1,608,979
126,000 AECC Aviation Power Co Ltd 855,175
21,663,043 Agricultural Bank of China Ltd 16,899,303
4,194,500 Agricultural Bank of China Ltd (Class A) 4,241,725
372,270 Aier Eye Hospital Group Co Ltd 588,174
556,090 (a) Air China Ltd 549,128
107,530 Airtac International Group 5,020,566
501,000 (a),(b) Akeso, Inc 8,788,523
13,473,177 Alibaba Group Holding Ltd 222,051,553
4,652,284 (a),(c) Alibaba Health Information Technology Ltd 2,629,257
2,840,000 Aluminum Corp of China Ltd 4,159,343
652,400 Aluminum Corp of China Ltd (Class A) 1,126,051
16,465 (a) Amlogic Shanghai Co Ltd 256,592
37,600 Angel Yeast Co Ltd 206,882
954,782 (a) Anhui Conch Cement Co Ltd 2,392,150
126,400 Anhui Conch Cement Co Ltd (Class A) 390,835
20,800 Anhui Gujing Distillery Co Ltd (Class A) 326,383
86,300 (a) Anhui Jianghuai Automobile Group Corp Ltd 599,982
7,798 Anji Microelectronics Technology Shanghai Co Ltd 287,602
23,660 Anker Innovations Technology Co Ltd 435,989
963,486 (a) Anta Sports Products Ltd 10,093,500
7,550 APT Medical, Inc 262,805
85,900 Avary Holding Shenzhen Co Ltd 916,392
2,499,861 (a),(c) AviChina Industry & Technology Co Ltd 1,101,270
252,500 (a) BAIC BluePark New Energy Technology Co Ltd 263,930
1,743,262 (a) Baidu, Inc 27,527,854
342,500 (a) Baiyin Nonferrous Group Co Ltd 384,004
1,235,616 Bank of Beijing Co Ltd 958,311
250,186 Bank of Changsha Co Ltd 365,011
202,505 Bank of Chengdu Co Ltd 567,482
2,056,343 (a) Bank of China Ltd - A 1,729,586
55,592,425 (a) Bank of China Ltd - H 36,099,474
2,664,000 Bank of Communications Co Ltd - A 2,649,442
6,910,934 (a) Bank of Communications Co Ltd - H 6,321,328
307,700 Bank of Hangzhou Co Ltd 783,473
827,110 Bank of Jiangsu Co Ltd 1,366,053
568,600 Bank of Nanjing Co Ltd 977,669
342,168 Bank of Ningbo Co Ltd 1,662,359
695,209 Bank of Shanghai Co Ltd 954,257
305,600 Bank of Suzhou Co Ltd 381,013
1,007,500 Baoshan Iron & Steel Co Ltd 932,150
28,100 Beijing Compass Technology Development Co Ltd 407,175
162,300 Beijing Enlight Media Co Ltd 352,700
390,500 (a) Beijing Enterprises Holdings Ltd 1,545,547
24,376 Beijing Kingsoft Office Software, Inc 902,653
79,600 Beijing New Building Materials plc 302,155
12,761 Beijing Roborock Technology Co Ltd 217,031
75,500 Beijing Tongrentang Co Ltd 306,810
15,798 (a) Beijing Wantai Biological Pharmacy Enterprise Co Ltd 91,185
2,263,100 Beijing-Shanghai High Speed Railway Co Ltd 1,624,357

Emerging Markets Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
8,583 Bestechnic Shanghai Co Ltd $ 214,611
193,247 (a) Bilibili, Inc 4,246,442
21,609 (a) Biwin Storage Technology Co Ltd 854,637
166,100 Bluefocus Intelligent Communications Group Co Ltd 418,717
159,100 (a),(b) BOC Aviation Ltd 1,633,692
45,600 BOC International China Co Ltd 83,258
1,802,600 BOE Technology Group Co Ltd 1,080,020
3,910,000 Bosideng International Holdings Ltd 2,139,700
251,300 BYD Co Ltd 3,812,297
2,885,610 (a) BYD Co Ltd (H shares) 38,384,858
609,000 (a),(c) BYD Electronic International Co Ltd 2,081,167
763,575 (a),(c) C&D International Investment Group Ltd 1,452,454
123,050 Caitong Securities Co Ltd 149,379
18,622 (a) Cambricon Technologies Corp Ltd 4,683,716
103,900 Capital Securities Co Ltd 253,742
1,160,800 (a) CCOOP Group Co Ltd 297,264
8,366,000 (a),(b) CGN Power Co Ltd 3,727,550
23,400 Changchun High & New Technology Industry Group, Inc 292,000
269,545 Changjiang Securities Co Ltd 317,026
11,100 Changzhou Xingyu Automotive Lighting Systems Co Ltd 202,613
84,500 (a) Chaozhou Three-Circle Group Co Ltd 1,072,327
143,000 Chengtun Mining Group Co Ltd 291,185
97,900 Chifeng Jilong Gold Mining Co Ltd 549,811
6,457,530 (a) China Citic Bank 6,772,009
573,400 China CITIC Bank Corp Ltd 705,669
1,391,000 China Coal Energy Co 2,602,335
927,700 China Construction Bank Corp - A 1,349,781
75,322,641 China Construction Bank Corp - H 85,024,130
360,600 China CSSC Holdings Ltd 2,203,604
880,200 (a) China Eastern Airlines Corp Ltd 557,958
1,330,900 China Energy Engineering Corp Ltd 552,481
2,146,500 China Everbright Bank Co Ltd - A 980,722
3,307,000 (a),(b) China Feihe Ltd 1,475,538
2,745,745 China Galaxy Securities Co Ltd 2,927,763
247,000 China Galaxy Securities Co Ltd (Class A) 464,171
2,094,268 China Gas Holdings Ltd 1,942,646
213,400 China Great Wall Securities Co Ltd 278,763
165,300 (a) China Greatwall Technology Group Co Ltd 479,633
2,241,500 (a) China Hongqiao Group Ltd 9,488,372
12,838,000 (a),(b) China Huarong Asset Management Co Ltd 1,220,384
2,230,000 (a),(d) China Huishan Dairy Holdings Co Ltd 2,847
1,165,824 (a) China Insurance International Holdings Co Ltd 3,332,971
122,700 China International Capital Corp Ltd 617,941
1,382,206 (b) China International Capital Corp Ltd 3,608,514
182,544 China Jushi Co Ltd 926,548
5,850,880 (a) China Life Insurance Co Ltd 21,584,196
114,900 (a) China Life Insurance Co Ltd (Class A) 618,597
336,800 (a),(b),(c) China Literature Ltd 1,065,233
1,955,341 (a) China Longyuan Power Group Corp Ltd 1,662,633
2,359,000 (a) China Mengniu Dairy Co Ltd 5,253,519
3,051,868 China Merchants Bank Co Ltd 18,471,537
974,095 China Merchants Bank Co Ltd (Class A) 5,461,444
404,500 China Merchants Energy Shipping Co Ltd 1,038,626
318,300 China Merchants Expressway Network & Technology Holdings Co Ltd 438,312
898,894 (a) China Merchants Holdings International Co Ltd 1,787,881
351,020 China Merchants Securities Co Ltd 809,808
414,600 China Merchants Shekou Industrial Zone Holdings Co Ltd 527,832
1,640,358 China Minsheng Banking Corp Ltd - A 888,153
5,260,014 China Minsheng Banking Corp Ltd - H 2,400,421
2,946,000 (a) China Molybdenum Co Ltd 6,736,006
808,200 China Molybdenum Co Ltd (Class A) 2,229,116
2,909,254 (a) China National Building Material Co Ltd 1,895,810

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CHINA (continued)
256,700 China National Chemical Engineering Co Ltd $ 323,798
760,900 China National Nuclear Power Co Ltd 1,002,300
45,600 (a) China National Software & Service Co Ltd 252,740
1,053,000 (a) China Nonferrous Mining Corp Ltd 1,830,854
157,000 China Northern Rare Earth Group High-Tech Co Ltd 1,223,945
1,406,773 China Oilfield Services Ltd 1,698,582
2,880,794 (a) China Overseas Land & Investment Ltd 4,948,268
314,400 China Pacific Insurance Group Co Ltd - A 1,720,503
2,074,419 China Pacific Insurance Group Co Ltd - H 9,055,599
1,764,800 (a) China Petroleum & Chemical Corp 1,393,748
17,418,000 (a) China Petroleum & Chemical Corp 10,290,377
3,369,000 (a) China Power International Development Ltd 1,408,172
1,165,611 China Railway Group Ltd - A 868,231
3,330,000 China Railway Group Ltd - H 1,614,322
365,184 China Railway Signal & Communication Corp Ltd 274,716
44,000 China Rare Earth Resources And Technology Co Ltd 352,652
1,268,071 (a) China Resources Beer Holdings Company Ltd 4,369,398
657,800 (a) China Resources Gas Group Ltd 1,580,202
2,502,555 (a) China Resources Land Ltd 10,514,563
73,708 China Resources Microelectronics Ltd 615,061
519,807 (a),(b) China Resources Mixc Lifestyle Services Ltd 3,139,417
1,625,372 (a) China Resources Power Holdings Co 4,008,098
63,727 China Resources Sanjiu Medical & Pharmaceutical Co Ltd 241,623
9,922,904 (a),(c) China Ruyi Holdings Ltd 1,856,016
303,500 China Shenhua Energy Co Ltd - A 2,130,586
2,640,500 (a) China Shenhua Energy Co Ltd - H 16,402,442
272,200 (a) China Southern Airlines Co Ltd (Class A) 216,019
2,240,710 China State Construction Engineering Corp Ltd 1,612,190
980,000 (a),(c) China State Construction International Holdings Ltd 1,134,836
1,369,000 China Three Gorges Renewables Group Co Ltd 820,457
89,600 China Tourism Group Duty Free Corp Ltd 864,035
3,458,377 (a),(b) China Tower Corp Ltd 4,900,914
105,400 China Tungsten And Hightech Materials Co Ltd 905,832
1,731,500 China United Network Communications Ltd 1,148,184
588,700 (a) China Vanke Co Ltd (Class A) 337,654
230,000 China XD Electric Co Ltd 572,854
1,141,900 China Yangtze Power Co Ltd 4,565,160
934,215 China Zheshang Bank Co Ltd 406,023
242,100 (a) Chongqing Afari Technology Co Ltd 397,852
382,566 Chongqing Changan Automobile Co Ltd 534,381
2,024,000 Chongqing Rural Commercial Bank 1,795,953
620,452 Chongqing Rural Commercial Bank Co Ltd 660,978
95,500 (a) Chongqing Zhifei Biological Products Co Ltd 212,492
1,571,033 (c) Chow Tai Fook Jewellery Group Ltd 2,153,627
158,144 (a) CICT Mobile Communication Technology Co Ltd 454,855
3,137,738 (a) Citic Pacific Ltd 5,214,463
117,100 Citic Pacific Special Steel Group Co Ltd 262,038
1,266,232 CITIC Securities Co Ltd 4,495,670
564,380 CITIC Securities Co Ltd (Class A) 2,256,580
62,150 (a),(b),(c) Cloud Music, Inc 917,819
38,080 CNGR Advanced Material Co Ltd 357,693
428,500 CNPC Capital Co Ltd 591,930
2,954,000 (a) Cnpc Hong Kong Ltd 2,842,769
81,100 (c) Contemporary Amperex Technology Co Ltd 6,409,817
207,080 Contemporary Amperex Technology Co Ltd 13,292,735
163,700 COSCO SHIPPING Energy Transportation Co Ltd 516,492
628,010 COSCO SHIPPING Holdings Co Ltd - A 1,300,648
2,059,800 (c) COSCO SHIPPING Holdings Co Ltd - H 3,786,929
3,433,000 CRRC Corp Ltd 2,285,201
1,309,600 CRRC Corp Ltd (Class A) 1,144,090
174,500 CSC Financial Co Ltd 589,899
123,101 CSI Solar Co Ltd 262,441

Emerging Markets Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
77,100 (a) CSPC Innovation Pharmaceutical Co Ltd $ 342,647
6,329,489 (a) CSPC Pharmaceutical Group Ltd 6,896,461
1,044,700 Daqin Railway Co Ltd 805,656
324,600 Datang International Power Generation Co Ltd 198,258
145,100 Dongfang Electric Corp Ltd 832,449
170,400 Dongxing Securities Co Ltd 330,776
20,456 (a) Dosilicon Co Ltd 435,823
703,785 East Money Information Co Ltd 2,106,434
27,877 Eastroc Beverage Group Co Ltd 832,298
29,300 Ecovacs Robotics Co Ltd 280,645
21,000 Empyrean Technology Co Ltd 274,240
620,528 ENN Energy Holdings Ltd 4,864,512
115,700 ENN Natural Gas Co Ltd 343,021
48,240 Eoptolink Technology, Inc Ltd 3,734,349
99,961 Eve Energy Co Ltd 1,069,247
71,000 Everbright Securities Co Ltd 158,316
1,046,551 (a) Everdisplay Optronics Shanghai Co Ltd 347,356
1,993,000 (a) Far East Horizon Ltd 1,910,359
62,800 Fiberhome Telecommunication Technologies Co Ltd 432,258
845,140 Focus Media Information Technology Co Ltd 779,481
212,064 Foshan Haitian Flavouring & Food Co Ltd 1,200,838
365,800 Founder Securities Co Ltd 385,616
197,700 (a) Founder Technology Group Corp 341,356
605,800 Foxconn Industrial Internet Co Ltd 5,624,653
115,200 (a) Fuyao Glass Industry Group Co Ltd - A 996,941
466,898 (a),(b) Fuyao Glass Industry Group Co Ltd - H 3,546,815
120,822 (a) GalaxyCore, Inc 244,918
79,940 Ganfeng Lithium Group Co Ltd 1,045,483
378,800 (b) Ganfeng Lithium Group Co Ltd 4,074,413
20,354,795 (a) GCL Technology Holdings Ltd 2,354,875
1,118,283 GD Power Development Co Ltd 775,671
885,500 (a),(c) GDS Holdings Ltd 4,673,281
5,120,828 Geely Automobile Holdings Ltd 14,971,843
268,600 GEM Co Ltd 361,963
914,000 (a) Genscript Biotech Corp 1,627,264
37,380 Geovis Technology Co Ltd 311,436
840,800 GF Securities Co Ltd 1,906,196
293,100 GF Securities Co Ltd (Class A) 913,796
274,800 (a),(b),(c) Giant Biogene Holding Co ltd 1,067,279
105,300 Giant Network Group Co Ltd 505,725
34,468 GigaDevice Semiconductor, Inc 1,602,013
179,000 GoerTek, Inc 648,840
47,908 Gongniu Group Co Ltd 314,884
90,500 Gotion High-tech Co Ltd 489,127
1,867,266 Great Wall Motor Co Ltd 2,765,437
117,500 Gree Electric Appliances, Inc of Zhuhai 689,743
77,000 Guangdong Haid Group Co Ltd 563,163
156,100 (a) Guangdong HEC Technology Holding Co Ltd 814,842
2,312,000 (a) Guangdong Investments Ltd 2,414,575
222,800 (a) Guangzhou Automobile Group Co Ltd 230,312
3,100 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd 10,281
114,800 Guangzhou Haige Communications Group, Inc Co 271,771
86,600 Guangzhou Tinci Materials Technology Co Ltd 770,718
18,381 Guobo Electronics Co Ltd 331,430
67,700 Guolian Securities Co Ltd 95,806
280,600 Guosen Securities Co Ltd 441,366
656,360 Guotai Junan Securities Co Ltd 1,553,549
1,525,296 (a),(b) Guotai Junan Securities Co Ltd (Hong Kong) 2,617,229
80,930 Guoyuan Securities Co Ltd 87,348
1,278,000 (a),(b),(c) Haidilao International Holding Ltd 2,357,096
339,100 Haier Smart Home Co Ltd 1,071,402
1,885,400 Haier Smart Home Co Ltd 5,325,227

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CHINA (continued)
2,100,900 (a) Hainan Airlines Holding Co Ltd $ 464,226
650,200 Hainan Airport Infrastructure Co Ltd 344,931
50,100 Haisco Pharmaceutical Group Co Ltd 429,105
527,000 Haitian International Holdings Ltd 1,429,826
32,700 Hangzhou Chang Chuan Technology Co Ltd 837,642
111,790 Hangzhou First Applied Material Co Ltd 307,794
46,500 Hangzhou Silan Microelectronics Co Ltd 197,823
16,400 Hangzhou Tigermed Consulting Co Ltd - A 133,328
1,168,000 (a),(b) Hansoh Pharmaceutical Group Co Ltd 5,594,332
42,500 (a) Hebei Changshan Biochemical Pharmaceutical Co Ltd 257,821
123,100 Henan Shenhuo Coal & Power Co Ltd 583,756
218,270 Henan Shuanghui Investment & Development Co Ltd 886,820
464,000 (a) Hengan International Group Co Ltd 1,590,758
370,520 Hengli Petrochemical Co Ltd 1,203,886
127,300 Hengtong Optic-electric Co Ltd 1,233,748
90,300 (a) Hesai Group 2,033,452
38,220 Hithink RoyalFlush Information Network Co Ltd 1,322,612
4,092,000 (a),(c) Horizon Robotics 3,850,210
41,000 (a) Hoshine Silicon Industry Co Ltd 269,011
576,051 (a),(b) Hua Hong Semiconductor Ltd 8,485,613
21,144 (a) Hua Hong Semiconductor Ltd 442,145
555,400 Huadian Power International Corp Ltd (Class A) 406,067
82,100 Huadong Medicine Co Ltd 402,358
146,400 Huafon Chemical Co Ltd 252,627
46,200 Huagong Tech Co Ltd 808,102
380,000 Huaneng Power International, Inc - A 389,184
3,503,110 Huaneng Power International, Inc - H 2,795,332
44,000 Huaqin Co Ltd 671,841
1,027,400 (b),(c) Huatai Securities Co Ltd 2,131,891
392,100 Huatai Securities Co Ltd (Class A) 1,104,503
692,419 Huaxia Bank Co Ltd 698,129
134,473 Huayu Automotive Systems Co Ltd 367,193
155,806 (a) Huazhu Group Ltd (ADR) 8,045,822
21,800 Huizhou Desay Sv Automotive Co Ltd 331,079
389,400 Hunan Valin Steel Co Ltd 265,445
98,096 Hundsun Technologies, Inc 387,185
15,697 Hwatsing Technology Co Ltd 457,072
107,060 Hygon Information Technology Co Ltd 4,700,663
121,200 Iflytek Co Ltd 853,724
15,260 Imeik Technology Development Co Ltd 256,914
2,952,005 Industrial & Commercial Bank of China Ltd - A 3,214,787
50,957,777 Industrial & Commercial Bank of China Ltd - H 45,910,417
998,200 Industrial Bank Co Ltd 2,619,058
376,480 Industrial Securities Co Ltd 335,360
22,800 Ingenic Semiconductor Co Ltd 418,795
1,909,400 (a) Inner Mongolia BaoTou Steel Union Co Ltd 757,367
140,900 Inner Mongolia Dian Tou Energy Corp Ltd 670,105
649,400 Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 532,912
91,600 Inner Mongolia Xingye Silver&Tin Mining Co Ltd 577,935
303,300 Inner Mongolia Yili Industrial Group Co Ltd 1,220,187
713,000 Inner Mongolia Yitai Coal Co 1,896,580
1,164,737 (a),(b) Innovent Biologics, Inc 13,601,138
76,900 Inspur Electronic Information Industry Co Ltd 790,368
44,100 Isoftstone Information Technology Group Co Ltd 255,974
1,839,600 (a) J&T Global Express Ltd 2,301,702
159,684 (a) JA Solar Technology Co Ltd 255,073
96,100 JCET Group Co Ltd 646,900
865,099 (a),(b) JD Health International, Inc 5,112,638
1,546,500 (a),(b) JD Logistics, Inc 3,011,949
1,871,034 JD.com, Inc 28,346,394
302,900 (a) Jiangsu Eastern Shenghong Co Ltd 590,390
864,000 (a) Jiangsu Express 1,172,591

Emerging Markets Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
61,256 Jiangsu Hengli Hydraulic Co Ltd $ 948,020
320,219 Jiangsu Hengrui Pharmaceuticals Co Ltd 2,536,296
47,300 Jiangsu Hoperun Software Co Ltd 315,097
87,200 Jiangsu King's Luck Brewery JSC Ltd 350,808
80,500 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 580,597
58,800 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 252,552
157,000 Jiangsu Zhongtian Technology Co Ltd 766,082
804,000 (a) Jiangxi Copper Co Ltd 3,820,982
100,300 Jiangxi Copper Co Ltd (Class A) 675,127
135,500 Jinduicheng Molybdenum Co Ltd 390,659
535,296 (a) Jinko Solar Co Ltd 523,458
191,500 Jinshan Gold Mines, Inc 4,113,486
62,300 (a) JL Mag Rare-Earth Co Ltd 301,889
291,000 Kanzhun Ltd (ADR) 3,934,320
1,608,000 KE Holdings, Inc 8,928,624
2,252,000 (a) Kingdee International Software Group Co Ltd 2,491,460
136,800 Kingfa Sci & Tech Co Ltd 345,102
109,300 Kingnet Network Co Ltd 289,240
843,000 (a) Kingsoft Corp Ltd 2,490,262
1,993,701 (a),(b) Kuaishou Technology 11,098,592
112,300 (a) Kuang-Chi Technologies Co Ltd 643,860
71,100 (a) Kunlun Tech Co Ltd 512,200
57,943 Kweichow Moutai Co Ltd 11,741,732
22,500 (c) Laopu Gold Co Ltd 1,606,472
139,300 LB Group Co Ltd 344,701
6,317,856 Lenovo Group Ltd 9,500,298
256,900 Lens Technology Co Ltd 978,785
313,300 Leo Group Co Ltd 297,964
979,310 (a),(c) Li Auto, Inc 8,618,147
1,806,000 (a) Li Ning Co Ltd 4,701,864
354,800 Lingyi iTech Guangdong Co 736,748
1,643,500 (a),(b),(c) Longfor Group Holdings Ltd 1,701,725
369,224 (a) LONGi Green Energy Technology Co Ltd 893,560
16,924 (a) Loongson Technology Corp Ltd 411,680
346,753 Luxshare Precision Industry Co Ltd 3,442,900
72,000 Luzhou Laojiao Co Ltd 1,055,804
30,870 Mango Excellent Media Co Ltd 88,120
28,120 (a) Maxscend Microelectronics Co Ltd 409,929
2,944,500 (a),(b) Meitu, Inc 1,585,424
3,901,029 (a),(b) Meituan 41,971,890
966,700 (a) Metallurgical Corp of China Ltd 417,008
182,800 Midea Group Co Ltd 2,173,814
316,900 Midea Group Co Ltd 3,661,986
413,600 MINISO Group Holding Ltd 1,526,119
3,248,000 (a) MMG Ltd 3,504,221
53,138 Montage Technology Co Ltd 1,364,589
232,784 Muyuan Foods Co Ltd 1,526,658
372,327 NARI Technology Co Ltd 1,419,045
134,469 (a) National Silicon Industry Group Co Ltd 408,953
34,245 NAURA Technology Group Co Ltd 2,709,204
1,363,519 NetEase, Inc 31,918,859
104,200 New China Life Insurance Co Ltd - A 986,991
747,600 New China Life insurance Co Ltd - H 4,909,670
261,300 New Hope Liuhe Co Ltd 334,412
1,053,327 (a) New Oriental Education & Technology Group, Inc 5,747,479
117,106 Nexchip Semiconductor Corp 583,761
43,041 Ningbo Deye Technology Co Ltd 952,819
37,700 Ningbo Orient Wires & Cables Co Ltd 342,760
64,600 Ningbo Sanxing Medical Electric Co Ltd 190,306
62,110 Ningbo Tuopu Group Co Ltd 553,872
371,700 Ningxia Baofeng Energy Group Co Ltd 1,669,853
1,462,800 (a) NIO, Inc 9,438,757

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CHINA (continued)
1,579,100 (b) Nongfu Spring Co Ltd $ 9,549,859
208,900 (a) OFILM Group Co Ltd 267,328
260,380 (d) Orient Securities Co Ltd 355,879
556,217 (a) PDD Holdings, Inc (ADR) 55,554,954
6,874,220 People's Insurance Co Group of China Ltd 4,703,452
404,700 People's Insurance Co Group of China Ltd (Class A) 427,224
16,508,000 (a) PetroChina Co Ltd 25,463,821
948,700 (a) PetroChina Co Ltd 1,697,676
75,900 Pharmaron Beijing Co Ltd - A 327,627
5,302,306 PICC Property & Casualty Co Ltd 9,577,887
907,600 Ping An Bank Co Ltd 1,527,612
5,246,692 Ping An Insurance Group Co of China Ltd 42,645,626
505,500 Ping An Insurance Group Co of China Ltd (Class A) 4,407,196
13,542 Piotech, Inc 887,904
695,200 Poly Developments and Holdings Group Co Ltd 626,390
149,400 (a) Pony AI, Inc 1,464,723
426,275 (b),(c) Pop Mart International Group Ltd 8,676,321
1,587,078 Postal Savings Bank of China Co Ltd - A 1,177,480
6,888,000 (b) Postal Savings Bank of China Co Ltd - H 4,429,136
796,800 Power Construction Corp of China Ltd 653,548
264,300 (a) Qinghai Salt Lake Industry Co Ltd 1,532,098
4,758 (a) QuantumCTek Co Ltd 399,881
55,900 Range Intelligent Computing Technology Group Co Ltd 736,076
156,500 (a),(b),(c) Remegen Co Ltd 2,028,882
7,800 (a) RoboTechnik Intelligent Technology Co Ltd 556,254
21,700 Rockchip Electronics Co Ltd 585,716
456,000 Rongsheng Petrochemical Co Ltd 933,827
341,500 SAIC Motor Corp Ltd 691,533
173,200 Sailun Group Co Ltd 353,967
254,100 (a) Sanan Optoelectronics Co Ltd 509,645
19,500 Sangfor Technologies, Inc 337,008
394,100 Sany Heavy Industry Co Ltd 1,177,252
122,291 Satellite Chemical Co Ltd 529,704
290,100 SDIC Capital Co Ltd 285,666
429,600 SDIC Power Holdings Co Ltd 856,855
21,539,000 (a),(b),(c) SenseTime Group, Inc 5,504,879
64,900 Seres Group Co Ltd 846,865
191,000 SF Holding Co Ltd 1,039,385
43,641 (a) SG Micro Corp 590,704
490,871 Shaanxi Coal Industry Co Ltd 1,876,457
176,245 Shandong Gold Mining Co Ltd - A 894,224
723,124 (b) Shandong Gold Mining Co Ltd - H 2,648,872
36,700 (a) Shandong Himile Mechanical Science & Technology Co Ltd 471,101
140,600 Shandong Hongqiao Aluminum Industry Holding Co Ltd 516,230
92,690 Shandong Hualu Hengsheng Chemical Co Ltd 522,205
673,600 Shandong Nanshan Aluminum Co Ltd 533,232
104,900 Shandong Sun Paper Industry JSC Ltd 226,347
2,309,390 (a) Shandong Weigao Group Medical Polymer Co Ltd 1,014,274
262,300 Shanghai 2345 Network Holding Group Co Ltd 332,855
24,441 Shanghai Allist Pharmaceuticals Co Ltd 332,645
90,417 Shanghai Baosight Software Co Ltd 301,287
581,700 (a) Shanghai Electric Group Co Ltd 691,301
146,400 Shanghai Electric Power Co Ltd 364,198
32,800 Shanghai Fosun Pharmaceutical Group Co Ltd - A 119,888
15,549 Shanghai Friendess Electronic Technology Corp Ltd 323,950
72,400 Shanghai International Airport Co Ltd 289,177
54,200 Shanghai Pharmaceuticals Holding Co Ltd - A 135,694
1,425,230 Shanghai Pudong Development Bank Co Ltd 1,933,954
105,283 Shanghai Putailai New Energy Technology Co Ltd 561,297
348,100 Shanghai RAAS Blood Products Co Ltd 283,475
591,000 Shanghai Rural Commercial Bank Co Ltd 776,120
39,319 Shanghai United Imaging Healthcare Co Ltd 632,623

Emerging Markets Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
82,900 Shanghai Zhangjiang High-Tech Park Development Co Ltd $ 447,300
21,500 Shannon Semiconductor Technology Co Ltd 556,890
192,900 Shanxi Lu'an Environmental Energy Development Co Ltd 456,164
64,320 Shanxi Xinghuacun Fen Wine Factory Co Ltd 1,349,409
182,970 Shanxi Xishan Coal & Electricity Power Co Ltd 188,478
25,200 Sharetronic Data Technology Co Ltd 968,194
243,000 Shenergy Co Ltd 322,168
36,023 Shengyi Electronics Co Ltd 585,914
101,600 Shengyi Technology Co Ltd 1,151,740
27,788 Shennan Circuits Co Ltd 1,287,023
1,055,300 Shenwan Hongyuan Group Co Ltd 734,379
50,200 Shenzhen Envicool Technology Co Ltd 702,054
70,500 Shenzhen Everwin Precision Technology Co Ltd 346,204
26,500 Shenzhen Goodix Technology Co Ltd 252,893
60,927 Shenzhen Inovance Technology Co Ltd 614,135
51,100 Shenzhen Kinwong Electronic Co Ltd 532,230
18,100 (a) Shenzhen Longsys Electronics Co Ltd 1,082,160
26,800 Shenzhen Megmeet Electrical Co Ltd 476,718
56,100 Shenzhen Mindray Bio-Medical Electronics Co Ltd 1,388,185
44,500 Shenzhen New Industries Biomedical Engineering Co Ltd 314,762
49,800 Shenzhen Salubris Pharmaceuticals Co Ltd 373,774
44,800 Shenzhen Sunway Communication Co Ltd 601,548
10,500 Shenzhen Techwinsemi Technology Co Ltd 823,230
59,469 Shenzhen Transsion Holdings Co Ltd 503,472
645,000 (a) Shenzhou International Group Holdings Ltd 3,931,545
213,500 Sichuan Changhong Electric Co Ltd 274,152
318,773 Sichuan Chuantou Energy Co Ltd 715,011
73,700 (a) Sichuan Kelun Pharmaceutical Co Ltd 372,833
38,500 (a) Sichuan Kelun-Biotech Biopharmaceutical Co Ltd 2,328,754
312,040 Sichuan Road and Bridge Group Co Ltd 374,402
8,125,331 (a) Sino Biopharmaceutical Ltd 5,655,747
208,200 Sinolink Securities Co Ltd 274,642
87,200 Sinoma Science & Technology Co Ltd 709,146
33,400 Sinomine Resource Group Co Ltd 446,527
1,022,400 (a) Sinopharm Group Co Ltd 2,432,046
544,500 (a) Sinotruk Hong Kong Ltd 2,673,664
16,198 (a) Skyverse Technology Co Ltd 469,115
1,564,000 (a),(b),(c) Smoore International Holdings Ltd 1,869,549
261,456 SooChow Securities Co Ltd 308,673
10,600 Spring Airlines Co Ltd 73,332
93,120 Sungrow Power Supply Co Ltd 1,893,686
569,017 Sunny Optical Technology Group Co Ltd 4,684,495
78,000 Sunwoda Electronic Co Ltd 315,761
88,400 (a) Suzhou Dongshan Precision Manufacturing Co Ltd 2,436,532
12,900 Suzhou Maxwell Technologies Co Ltd 454,594
35,564 Suzhou TFC Optical Communication Co Ltd 1,607,683
319,432 (a) TAL Education Group (ADR) 3,552,084
249,470 TBEA Co Ltd 987,471
833,690 TCL Technology Group Corp 522,117
186,250 (a) TCL Zhonghuan Renewable Energy Technology Co Ltd 236,952
5,004,991 Tencent Holdings Ltd 303,964,293
432,200 Tencent Music Entertainment Group (ADR) 3,963,274
735,000 Tianfeng Securities Co Ltd 387,617
76,200 (a) Tianqi Lithium Corp 898,509
196,300 Tianshan Aluminum Group Co Ltd 482,680
86,500 Tianshui Huatian Technology Co Ltd 166,889
1,452,025 (a) Tingyi Cayman Islands Holding Corp 2,240,392
984,400 (a) Tongcheng Travel Holdings Ltd 2,246,872
83,500 TongFu Microelectronics Co Ltd 634,319
620,200 Tongling Nonferrous Metals Group Co Ltd 564,333
231,892 (a) Tongwei Co Ltd 594,361
94,675 (a) Trina Solar Co Ltd 241,464

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CHINA (continued)
485,250 (a) Trip.com Group Ltd $ 26,202,997
472,000 Tsingtao Brewery Co Ltd 3,263,224
42,000 Tsingtao Brewery Co Ltd (Class A) 389,993
174,050 (a) UBTech Robotics Corp Ltd 2,386,224
34,299 Unigroup Guoxin Microelectronics Co Ltd 391,026
166,080 Unisplendour Corp Ltd 782,643
435,506 (a) United ,NV Technology Co Ltd 441,969
87,900 Universal Scientific Industrial Shanghai Co Ltd 489,660
26,881 (a) Verisilicon Microelectronics Shanghai Co Ltd 1,120,659
37,300 Victory Giant Technology Huizhou Co Ltd 1,822,834
239,297 Vipshop Holdings Ltd (ADR) 3,443,484
158,700 Wanhua Chemical Group Co Ltd 2,086,602
3,741,587 Want Want China Holdings Ltd 2,111,435
153,400 Wanxiang Qianchao Co Ltd 364,118
1,491,800 Weichai Power Co Ltd 7,415,570
289,000 Weichai Power Co Ltd (Class A) 1,329,203
284,560 Wens Foodstuffs Group Co Ltd 684,748
118,300 Western Mining Co Ltd 517,110
17,600 Western Securities Co Ltd 18,566
24,665 Western Superconducting Technologies Co Ltd 234,611
62,790 Will Semiconductor Co Ltd 908,275
50,200 (a),(d) Wingtech Technology Co Ltd 206,570
1,538,900 (a) Wintime Energy Group Co Ltd 400,063
81,100 Wolong Electric Group Co Ltd 449,194
278,568 (a) Wuhan Guide Infrared Co Ltd 607,142
175,000 Wuliangye Yibin Co Ltd 2,489,496
75,890 (a) WUS Printed Circuit Kunshan Co Ltd 1,155,292
107,904 WuXi AppTec Co Ltd - A 1,748,215
293,877 (b) WuXi AppTec Co Ltd - H 5,162,802
2,740,801 (a),(b) Wuxi Biologics Cayman, Inc 11,710,746
285,000 (a) WuXi XDC Cayman, Inc 2,164,071
561,100 XCMG Construction Machinery Co Ltd 819,698
76,400 Xiamen Tungsten Co Ltd 650,030
13,500,836 (a),(b) Xiaomi Corp 50,657,834
74,862 (a) Xinjiang Daqo New Energy Co Ltd 245,736
158,100 Xinjiang Goldwind Science & Technology Co Ltd - A 641,324
3,991,290 (a),(c) Xinyi Solar Holdings Ltd 1,469,310
992,489 (a) XPeng, Inc 7,932,483
1,496,000 (a),(c) XtalPi Holdings Ltd 1,838,556
960,000 (a),(b) Yadea Group Holdings Ltd 1,474,472
318,000 (b),(c) Yangtze Optical Fibre and Cable Joint Stock Ltd 8,199,287
47,100 Yantai Jereh Oilfield Services Group Co Ltd 946,650
2,593,204 Yanzhou Coal Mining Co Ltd 5,440,952
275,795 Yanzhou Coal Mining Co Ltd (Class A) 922,189
69,953 Yealink Network Technology Corp Ltd 374,540
142,820 Yintai Gold Co Ltd 548,623
553,100 Yonghui Superstores Co Ltd 312,213
153,999 (a) Yonyou Network Technology Co Ltd 264,438
155,000 YTO Express Group Co Ltd 488,363
3,976 Yuanjie Semiconductor Technology Co Ltd 927,730
271,745 (a) Yum China Holdings, Inc 13,166,045
12,150 (a) Yum China Holdings, Inc 594,539
186,500 Yunnan Aluminium Co Ltd 876,795
62,760 Yunnan Baiyao Group Co Ltd 488,101
45,400 Yunnan Energy New Material Co Ltd 555,124
76,100 Yunnan Tin Co Ltd 397,663
100,300 Yunnan Yuntianhua Co Ltd 533,047
76,600 Zangge Mining Co Ltd 1,009,961
20,695 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 434,726
1,341,641 (a) Zhaojin Mining Industry Co Ltd 4,929,595
340,900 (a) Zhejiang Century Huatong Group Co Ltd 798,667
277,800 Zhejiang China Commodities City Group Co Ltd 541,379

Emerging Markets Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
119,716 Zhejiang Chint Electrics Co Ltd $ 575,452
180,800 Zhejiang Dahua Technology Co Ltd 491,822
83,228 Zhejiang Huayou Cobalt Co Ltd 819,516
53,700 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 336,116
113,200 Zhejiang Juhua Co Ltd 609,646
390,700 (a),(b) Zhejiang Leapmotor Technologies Ltd 2,384,780
158,446 Zhejiang Longsheng Group Co Ltd 304,993
134,164 Zhejiang NHU Co Ltd 684,894
90,600 Zhejiang Sanhua Intelligent Controls Co Ltd 628,050
35,967 Zhejiang Supcon Technology Co Ltd 419,400
125,200 Zhejiang Wanfeng Auto Wheel Co Ltd 250,967
58,370 Zhejiang Weiming Environment Protection Co Ltd 183,866
745,100 Zhejiang Zheneng Electric Power Co Ltd 622,684
103,500 Zhengzhou Yutong Bus Co Ltd 536,307
201,800 Zheshang Securities Co Ltd 291,964
53,180 Zhongji Innolight Co Ltd 6,715,186
200,000 Zhongjin Gold Corp Ltd 766,973
301,900 Zhongtai Securities Co Ltd 266,747
44,389 Zhuzhou CRRC Times Electric Co Ltd 315,861
324,700 Zhuzhou CSR Times Electric Co Ltd 1,483,610
4,687,299 Zijin Mining Group Co Ltd 21,767,809
974,100 Zijin Mining Group Co Ltd (Class A) 4,796,776
328,700 Zoomlion Heavy Industry Science and Technology Co Ltd - A 383,833
208,400 (a) ZTE Corp 1,123,539
610,464 (a),(c) ZTE Corp (Class H) 1,959,660
325,900 ZTO Express Cayman, Inc 8,257,930
TOTAL CHINA 2,120,074,159
COLOMBIA - 0.1%
191,434 (a) Grupo Cibest S.A. 3,969,169
357,072 Grupo Cibest S.A. 6,129,663
350,622 (a) Interconexion Electrica S.A. ESP 2,711,702
TOTAL COLOMBIA 12,810,534
CZECH REPUBLIC - 0.1%
107,007 CEZ AS 6,164,849
58,323 (a) Komercni Banka AS 3,104,639
196,664 (b) Moneta Money Bank AS 1,731,230
TOTAL CZECH REPUBLIC 11,000,718
EGYPT - 0.1%
1,973,763 Commercial International Bank 4,970,287
1,198,282 Eastern Tobacco 889,886
641,545 (a) Talaat Moustafa Group 1,125,994
TOTAL EGYPT 6,986,167
GREECE - 0.5%
1,306,351 Alpha Bank S.A. 5,242,686
1,974,113 Eurobank S.A. 8,589,467
12,741 (a),(d) FF Group 149
130,405 Hellenic Telecommunications Organization S.A. 2,780,915
81,957 (a) JUMBO S.A. 2,235,428
683,792 National Bank of Greece S.A. 10,836,861
147,175 OPAP S.A. 2,101,817
857,537 Piraeus Bank S.A. 8,118,344
145,666 Public Power Corp 3,092,870
TOTAL GREECE 42,998,537
HONG KONG - 0.1%
97,406 (a),(c) Orient Overseas International Ltd 1,700,523
174,300 (a) Zijin Gold International Co Ltd 3,443,038
TOTAL HONG KONG 5,143,561
HUNGARY - 0.3%
309,300 MOL Hungarian Oil & Gas plc 4,122,768
176,446 (a) OTP Bank Rt 23,666,508

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HUNGARY (continued)
110,664 (a) Richter Gedeon Rt $ 4,667,778
TOTAL HUNGARY 32,457,054
INDIA - 11.8%
41,842 ABB Ltd India 3,196,323
128,725 (a) Adani Enterprises Ltd 3,283,737
421,899 (a) Adani Ports & Special Economic Zone Ltd 7,413,128
2,207,100 (a) Adani Power Ltd 5,193,428
605,333 (a) Aditya Birla Capital Ltd 2,215,530
38,599 Alkem Laboratories Ltd 2,202,744
519,913 Ambuja Cements Ltd 2,445,245
146,215 APL Apollo Tubes Ltd 2,948,344
85,490 Apollo Hospitals Enterprise Ltd 6,900,817
2,348,966 Ashok Leyland Ltd 4,037,375
298,647 Asian Paints Ltd 7,749,422
92,755 Astral Ltd 1,501,257
426,255 (b) AU Small Finance Bank Ltd 4,578,723
211,704 Aurobindo Pharma Ltd 3,115,336
126,538 (a),(b) Avenue Supermarts Ltd 6,143,018
1,797,315 (a) Axis Bank Ltd 24,106,609
51,917 Bajaj Auto Ltd 5,485,278
2,190,390 (a) Bajaj Finance Ltd 21,756,348
295,613 (a) Bajaj Finserv Ltd 5,468,123
22,077 Bajaj Holdings & Investment Ltd 2,400,796
61,733 Balkrishna Industries Ltd 1,412,338
765,414 Bank of Baroda 2,135,529
2,863,356 Bharat Electronics Ltd 13,071,822
189,614 Bharat Forge Ltd 3,779,815
955,355 Bharat Heavy Electricals Ltd 3,561,910
1,186,800 Bharat Petroleum Corp Ltd 3,778,980
2,007,738 Bharti Airtel Ltd 40,134,536
5,640 Bosch Ltd 2,145,780
84,728 Britannia Industries Ltd 5,111,509
159,853 BSE Ltd 6,174,239
173,068 Cadila Healthcare Ltd 1,635,855
1,417,444 Canara Bank 2,023,036
542,374 CG Power & Industrial Solutions Ltd 4,659,450
332,498 (a) Cholamandalam Investment and Finance Co Ltd 5,511,902
437,847 Cipla Ltd 6,067,848
1,431,109 Coal India Ltd 7,278,668
99,984 Colgate-Palmolive India Ltd 2,215,118
94,165 Coromandel International Ltd 1,975,689
108,850 Cummins India Ltd 6,064,498
411,767 Dabur India Ltd 1,921,327
94,140 Divi's Laboratories Ltd 6,477,578
27,652 Dixon Technologies India Ltd 3,274,589
612,484 DLF Ltd 3,812,488
422,101 Dr Reddy's Laboratories Ltd 5,895,011
107,839 Eicher Motors Ltd 8,114,331
393,196 Fortis Healthcare Ltd 3,845,688
903,738 (a) FSN E-Commerce Ventures Ltd 2,536,415
1,696,215 GAIL India Ltd 2,934,258
100,448 GE T&D India Ltd 4,726,616
2,141,431 (a) GMR Infrastructure Ltd 2,188,318
330,834 (a) Godrej Consumer Products Ltd 3,739,454
123,461 (a) Godrej Properties Ltd 2,397,436
214,774 Grasim Industries Ltd 6,351,280
173,939 (a) Havells India Ltd 2,278,019
744,541 HCL Technologies Ltd 9,469,772
148,482 (b) HDFC Asset Management Co Ltd 4,260,412
8,914,552 HDFC Bank Ltd 72,912,752
774,388 (a),(b) HDFC Life Insurance Co Ltd 4,810,059
95,878 Hero Honda Motors Ltd 5,180,949

Emerging Markets Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
INDIA (continued)
1,055,491 Hindalco Industries Ltd $ 11,596,241
155,158 Hindustan Aeronautics Ltd 7,123,753
637,344 Hindustan Lever Ltd 15,151,403
752,885 Hindustan Petroleum Corp Ltd 2,984,338
10,848 Hitachi Energy India Ltd 3,853,385
131,979 Hyundai Motor India Ltd 2,539,623
4,142,387 ICICI Bank Ltd 55,583,927
197,127 (b) ICICI Lombard General Insurance Co Ltd 3,677,411
293,763 (b) ICICI Prudential Life Insurance Co Ltd 1,594,504
2,826,112 IDFC First Bank Ltd 2,085,051
667,997 Indian Hotels Co Ltd 4,498,101
2,182,510 Indian Oil Corp Ltd 3,285,593
1,017,057 (a) Indus Towers Ltd 4,408,693
477,229 (a) IndusInd Bank Ltd 4,633,657
281,643 Info Edge India Ltd 2,902,356
2,539,817 Infosys Technologies Ltd 31,974,050
149,871 (b) InterGlobe Aviation Ltd 6,844,633
2,385,729 ITC Ltd 7,943,381
250,026 Jindal Stainless Ltd 2,031,754
281,164 Jindal Steel & Power Ltd 3,638,311
334,815 JSW Energy Ltd 1,987,529
473,984 JSW Steel Ltd 6,345,532
349,399 Jubilant Foodworks Ltd 1,768,204
309,774 Kalyan Jewellers India Ltd 1,356,080
4,308,179 Kotak Mahindra Bank Ltd 17,496,707
675,360 (a) L&T Finance Holdings Ltd 2,001,111
522,299 Larsen & Toubro Ltd 22,187,165
60,483 (b) LTIMindtree Ltd 2,742,566
192,736 Lupin Ltd 4,711,068
227,951 (b) Macrotech Developers Ltd 2,172,740
729,862 Mahindra & Mahindra Ltd 23,937,467
1,070,568 (a),(d) Malco Energy Ltd 1,365,087
90,093 Mankind Pharma Ltd 2,144,452
434,314 Marico Ltd 3,555,365
99,243 (a) Maruti Suzuki India Ltd 14,001,276
611,083 Max Healthcare Institute Ltd 6,429,522
90,728 (a) Mphasis Ltd 2,190,473
1,875 MRF Ltd 2,571,773
94,553 Muthoot Finance Ltd 3,426,201
527,040 (a) Nestle India Ltd 8,119,697
2,625,013 NHPC Ltd 2,310,434
2,563,637 NMDC Ltd 2,453,824
3,367,808 NTPC Ltd 14,220,514
96,060 Oberoi Realty Ltd 1,698,795
2,481,981 Oil & Natural Gas Corp Ltd 7,868,196
371,659 Oil India Ltd 1,929,734
306,674 (a) One 97 Communications Ltd 3,564,022
15,475 (a) Oracle Financial Services Software Ltd 1,599,169
4,737 (a) Page Industries Ltd 1,843,324
279,024 (a) PB Fintech Ltd 4,923,774
84,417 Persistent Systems Ltd 4,313,150
596,004 Petronet LNG Ltd 1,743,869
155,151 Phoenix Mills Ltd 2,893,413
55,036 PI Industries Ltd 1,771,334
241,738 Pidilite Industries Ltd 3,519,068
41,915 Polycab India Ltd 3,599,974
1,182,078 Power Finance Corp Ltd 5,611,753
3,659,558 Power Grid Corp of India Ltd 12,323,577
127,603 Prestige Estates Projects Ltd 1,911,695
1,796,684 Punjab National Bank 2,081,383
399,702 Rail Vikas Nigam Ltd 1,261,607
919,139 REC Ltd 3,451,088

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
INDIA (continued)
4,768,566 Reliance Industries Ltd $ 72,321,948
2,153,490 Reliance Strategic Investments Ltd 5,614,720
3,244,726 Samvardhana Motherson International Ltd 4,173,144
231,386 SBI Cards & Payment Services Ltd 1,578,628
355,614 (b) SBI Life Insurance Co Ltd 6,829,817
7,715 Shree Cement Ltd 1,972,639
1,108,862 (a) Shriram Finance Ltd 11,028,299
66,058 Siemens Energy India Ltd 2,294,413
67,536 (a) Siemens India Ltd 2,721,929
21,920 Solar Industries India Ltd 3,580,655
115,350 SRF Ltd 3,079,745
1,455,254 State Bank of India 16,460,371
751,837 Sun Pharmaceutical Industries Ltd 14,402,033
53,465 Sundaram Finance Ltd 2,562,797
50,155 Supreme Industries Ltd 1,927,194
8,099,752 (a) Suzlon Energy Ltd 4,774,956
1,153,689 (a) Swiggy Ltd 3,310,515
1,070,568 (a),(d) Talwandi Sabo Power Ltd 1,365,087
99,848 Tata Communications Ltd 1,669,578
709,748 Tata Consultancy Services Ltd 18,625,417
465,603 Tata Consumer Products Ltd 5,614,879
1,619,343 Tata Motors Ltd 5,855,115
1,591,503 (a) Tata Motors Ltd 6,953,751
1,264,869 Tata Power Co Ltd 5,952,440
5,762,414 Tata Steel Ltd 12,885,660
416,410 (a) Tech Mahindra Ltd 6,509,129
279,192 Titan Co Ltd 12,961,388
90,536 Torrent Pharmaceuticals Ltd 3,992,069
135,935 Torrent Power Ltd 2,501,487
138,900 Trent Ltd 6,098,071
77,389 Tube Investments of India Ltd 2,409,790
187,187 TVS Motor Co Ltd 6,931,888
90,870 Ultra Tech Cement Ltd 11,149,621
1,156,133 Union Bank of India 2,033,453
239,139 United Spirits Ltd 3,350,189
393,394 UPL Ltd 2,676,519
1,054,491 Varun Beverages Ltd 5,743,809
1,070,568 (a),(d) Vedanta Aluminium Metal Ltd 1,365,087
1,070,568 (a),(d) Vedanta Iron and Steel Ltd 1,365,087
1,070,568 Vedanta Ltd 3,074,435
1,546,284 (a) Vishal Mega Mart Ltd 2,002,872
21,332,969 (a) Vodafone Idea Ltd 2,308,726
171,223 Voltas Ltd 2,592,835
67,988 WAAREE Energies Ltd 2,246,815
1,978,551 Wipro Ltd 4,215,828
12,854,690 (a) Yes Bank Ltd 2,716,464
1,927,817 (a) Zomato Ltd 5,058,421
TOTAL INDIA 1,104,620,445
INDONESIA - 0.7%
11,293,800 (a) Amman Mineral Internasional PT 3,327,463
15,952,854 (a) Astra International Tbk PT 5,526,688
42,765,729 Bank Central Asia Tbk PT 14,499,298
11,770,418 Bank Negara Indonesia Persero Tbk PT 2,536,041
52,171,150 Bank Rakyat Indonesia 9,025,325
19,922,703 (a) Barito Pacific Tbk PT 2,111,968
6,262,300 (a) Barito Renewables Energy Tbk PT 1,624,416
44,215,600 (a) Bumi Resources Minerals Tbk PT 2,059,060
6,789,600 Chandra Asri Pacific Tbk PT 2,078,849
6,419,100 Charoen Pokphand Indonesia Tbk PT 1,487,036
695,428,076 (a) GoTo Gojek Tokopedia Tbk PT 2,169,446
17,569,600 Petrindo Jaya Kreasi Tbk PT 1,217,996
29,392,978 PT Bank Mandiri Persero Tbk 7,479,083

Emerging Markets Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
INDONESIA (continued)
20,462,500 (a) PT Dian Swastatika Sentosa Tbk $ 1,909,124
1,129,373 PT United Tractors Tbk 1,895,337
14,757,700 Sumber Alfaria Trijaya Tbk PT 1,129,386
39,002,883 Telkom Indonesia Persero Tbk PT 6,380,205
TOTAL INDONESIA 66,456,721
KOREA, REPUBLIC OF - 18.6%
31,374 Alteogen, Inc 7,922,395
23,180 Amorepacific Corp 2,125,214
19,077 APR Corp 5,459,942
116,516 Celltrion, Inc 15,870,970
39,779 Daewoo International Corp 2,341,361
108,669 (a) Daewoo Shipbuilding & Marine Engineering Co Ltd 9,722,857
36,393 Dongbu Insurance Co Ltd 4,141,288
5,862 Doosan Corp 6,471,869
353,028 (a) Doosan Heavy Industries and Construction Co Ltd 30,767,346
39,093 Ecopro BM Co Ltd 5,504,561
80,269 Ecopro Co Ltd 8,401,443
216,027 Hana Financial Group, Inc 18,768,759
18,213 Hanjin Kal Corp 1,396,742
59,480 Hankook Tire & Technology Co Ltd 2,393,539
34,380 Hanmi Semiconductor Co Ltd 8,710,150
58,806 Hanwha Systems Co Ltd 4,650,717
33,772 HD Hyundai Co Ltd 7,170,325
18,430 HD Hyundai Electric Co Ltd 15,848,299
28,991 HD Hyundai Heavy Industries Co Ltd 13,500,995
12,383 (a) HD Hyundai Marine Solution Co Ltd 2,238,923
93,433 (a) HLB, Inc 3,869,558
177,236 HMM Co Ltd 2,470,523
17,991 HYBE Co Ltd 3,223,687
427,976 (a) Hynix Semiconductor, Inc 381,655,299
4,357 Hyosung Heavy Industries Corp 11,736,929
62,450 Hyundai Engineering & Construction Co Ltd 6,916,350
28,832 Hyundai Glovis Co Ltd 4,451,765
33,163 Hyundai Heavy Industries 10,384,254
45,986 Hyundai Mobis 13,300,021
104,284 Hyundai Motor Co 37,798,755
27,330 (a) Hyundai Motor Co Ltd (2nd Preference) 4,607,368
16,835 Hyundai Motor Co Ltd (Preference) 2,845,943
60,376 Hyundai Rotem Co Ltd 11,048,523
218,174 (a) Industrial Bank of Korea 3,344,358
244,866 Kakao Corp 7,882,984
126,396 KakaoBank Corp 2,089,447
283,803 KB Financial Group, Inc 31,077,878
183,406 Kia Motors Corp 18,916,809
56,973 Korea Aerospace Industries Ltd 6,527,213
204,757 Korea Electric Power Corp 6,134,899
32,293 Korea Investment Holdings Co Ltd 5,306,498
147,756 Korean Air Lines Co Ltd 2,473,068
21,664 (b) Krafton, Inc 3,895,105
72,760 KT&G Corp 8,746,702
38,910 LG Chem Ltd 10,538,502
71,574 LG Corp 4,830,436
231,128 (a) LG Display Co Ltd 1,929,793
83,961 LG Electronics, Inc 8,086,537
36,671 (a) LG Energy Solution Ltd 11,512,247
82,844 LG Telecom Ltd 888,314
10,346 LIG Nex1 Co Ltd 6,563,906
59,840 LS Electric Co Ltd 11,492,024
61,136 Meritz Financial Group, Inc 4,626,781
159,437 Mirae Asset Daewoo Co Ltd 7,081,868
111,097 Naver Corp 15,958,215
56,451 POSCO 17,804,700

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
KOREA, REPUBLIC OF (continued)
27,226 POSCO Future M Co Ltd $ 4,678,802
9,099 (a),(b) Samsung Biologics Co Ltd 9,072,058
67,052 Samsung C&T Corp 13,699,022
43,771 Samsung Electro-Mechanics Co Ltd 25,110,770
3,712,124 Samsung Electronics Co Ltd 558,999,788
639,278 Samsung Electronics Co Ltd (Preference) 68,999,752
5,755 (a) Samsung Episholdings Co Ltd 2,125,674
23,627 Samsung Fire & Marine Insurance Co Ltd 7,343,613
553,635 (a) Samsung Heavy Industries Co Ltd 12,194,694
62,835 Samsung Life Insurance Co Ltd 10,686,926
47,387 Samsung SDI Co Ltd 22,442,814
33,775 Samsung SDS Co Ltd 3,822,997
26,118 Samsung Techwin Co Ltd 24,952,269
3,401 Samyang Foods Co Ltd 3,087,863
341,952 Shinhan Financial Group Co Ltd 23,221,514
25,148 (a) SK Biopharmaceuticals Co Ltd 1,717,181
52,192 (a) SK Innovation Co Ltd 5,181,466
72,587 (a) SK Square Co Ltd 42,245,684
82,888 (a) SK Telecom Co Ltd 5,371,314
28,723 SK, Inc 8,361,127
36,339 S-Oil Corp 3,307,280
519,883 Woori Financial Group, Inc 11,855,486
109,979 Woori Investment & Securities Co Ltd 2,521,707
44,022 Yuhan Corp 2,746,134
TOTAL KOREA, REPUBLIC OF 1,739,170,889
KUWAIT - 0.6%
1,268,794 Boubyan Bank KSCP 2,804,253
1,607,200 Gulf Bank KSCP 1,774,411
9,323,895 Kuwait Finance House KSCP 23,954,072
545,470 Mabanee Co SAK 1,782,756
1,443,762 Mobile Telecommunications Co KSCP 2,676,242
6,816,482 National Bank of Kuwait SAKP 19,063,982
2,143,971 Warba Bank KSCP 2,031,843
TOTAL KUWAIT 54,087,559
LUXEMBOURG - 0.0%
105,474 Reinet Investments S.C.A 3,640,792
TOTAL LUXEMBOURG 3,640,792
MALAYSIA - 1.1%
1,907,733 AMMB Holdings BHD 2,954,188
2,235,474 Axiata Group Bhd 1,322,766
6,348,552 Bumiputra-Commerce Holdings BHD 12,260,381
2,713,139 Digi.Com BHD 2,049,457
3,784,358 Gamuda BHD 4,222,856
494,987 Hong Leong Bank BHD 2,774,370
1,719,770 IHH Healthcare Bhd 3,820,455
1,958,600 IOI Corp BHD 2,130,468
385,739 Kuala Lumpur Kepong BHD 2,061,030
4,675,649 Malayan Banking BHD 13,057,351
1,884,200 Maxis Bhd 1,658,358
1,044,800 MISC Bhd 2,201,933
3,042,587 (b) MR DIY Group M Bhd 1,279,396
60,000 Nestle Malaysia Bhd 1,637,668
1,940,500 Petronas Chemicals Group Bhd 2,892,549
220,600 Petronas Dagangan BHD 1,120,913
611,700 Petronas Gas BHD 2,744,679
2,842,724 Press Metal Aluminium Holdings Bhd 6,177,189
11,255,015 Public Bank Bhd 13,271,750
1,286,575 QL Resources Bhd 1,231,017
1,340,714 RHB Capital BHD 2,747,932
1,627,365 (a) Sime Darby Plantation Bhd 2,540,517
2,102,600 Sunway BHD 2,847,408
855,251 Telekom Malaysia BHD 1,612,776

Emerging Markets Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
MALAYSIA (continued)
2,010,558 Tenaga Nasional BHD $ 7,368,685
2,332,600 YTL Corp BHD 1,201,340
2,418,900 YTL Power International BHD 2,330,461
TOTAL MALAYSIA 101,517,893
MEXICO - 2.0%
2,712,300 (a) Alfa S.A. de C.V. (Class A) 2,569,686
14,118,441 America Movil SAB de C.V. 18,758,853
401,057 (c) Arca Continental SAB de C.V. 4,818,378
11,889,997 Cemex S.A. de C.V. 14,600,019
421,410 (a) Coca-Cola Femsa SAB de C.V. 4,268,982
2,254,700 Fibra Uno Administracion S.A. de C.V. 3,870,879
1,337,377 (a) Fomento Economico Mexicano S.A. de C.V. 15,805,678
132,100 (a),(c) Gruma SAB de C.V. 2,292,552
225,100 Grupo Aeroportuario del Centro Norte Sab de C.V. 2,987,374
303,745 (c) Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 7,619,664
140,621 (a),(c) Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 4,285,324
1,056,189 (c) Grupo Bimbo S.A. de C.V. (Series A) 3,596,309
440,252 (c) Grupo Carso S.A. de C.V. (Series A1) 3,347,160
277,200 (a),(c) Grupo Comercial Chedraui S.a. DE C.V. 1,623,195
1,979,028 Grupo Financiero Banorte S.A. de C.V. 21,489,082
1,203,444 Grupo Financiero Inbursa S.A. 2,962,366
2,435,532 Grupo Mexico S.A. de C.V. (Series B) 26,657,911
151,644 (a) Industrias Penoles S.A. de C.V. 7,645,354
1,154,295 (a) Kimberly-Clark de Mexico S.A. de C.V. (Class A) 2,610,107
812,442 ProLogis Property Mexico S.A. de C.V. 3,717,462
150,160 Promotora y Operadora de Infraestructura SAB de C.V. 2,377,666
70,347 Southern Copper Corp 12,077,876
4,073,089 Wal-Mart de Mexico SAB de C.V. 12,840,542
TOTAL MEXICO 182,822,419
PERU - 0.2%
128,122 Cia de Minas Buenaventura S.A. (ADR) (Series B) 4,175,496
52,874 (a) Credicorp Ltd 17,140,165
TOTAL PERU 21,315,661
PHILIPPINES - 0.3%
197,403 Ayala Corp 1,501,515
4,992,193 Ayala Land, Inc 1,226,224
1,566,803 Bank of the Philippine Islands 2,281,071
1,895,697 BDO Unibank, Inc 3,544,867
793,333 International Container Term Services, Inc 9,162,528
373,110 Jollibee Foods Corp 965,018
219,121 Manila Electric Co 2,323,984
1,386,850 Metropolitan Bank & Trust 1,511,492
64,075 PLDT, Inc 1,307,203
160,865 SM Investments Corp 1,585,753
8,042,868 (a) SM Prime Holdings 2,485,799
TOTAL PHILIPPINES 27,895,454
POLAND - 1.1%
623,609 (a),(b) Allegro.eu S.A. 5,135,381
41,591 Asseco Poland S.A. 2,098,010
475,565 (a) Bank Millennium S.A. 2,345,446
144,913 (a) Bank Pekao S.A. 9,071,332
32,277 Bank Zachodni WBK S.A. 5,500,234
12,250 (a) BRE Bank S.A. 3,871,506
9,808 (a) Budimex S.A. 1,783,126
52,171 CD Projekt S.A. 3,974,889
373,418 (a),(b) Dino Polska S.A. 3,302,742
110,402 KGHM Polska Miedz S.A. 9,273,761
855 LPP S.A. 5,169,684
688,454 (a) PGE Polska Grupa Energetyczna S.A. 2,022,742
453,516 (a) Polski Koncern Naftowy Orlen S.A. 16,667,872
685,798 (a) Powszechna Kasa Oszczednosci Bank Polski S.A. 17,964,893
473,783 Powszechny Zaklad Ubezpieczen S.A. 8,335,203

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
POLAND (continued)
325,618 (a) Zabka Group S.A. $ 2,077,782
TOTAL POLAND 98,594,603
QATAR - 0.5%
2,685,378 Commercial Bank PSQC 3,175,104
1,403,975 Dukhan Bank 1,337,741
1,112,431 Industries Qatar QSC 3,651,071
4,805,585 Masraf Al Rayan QSC 2,857,482
4,931,512 Mesaieed Petrochemical Holding Co 1,606,364
745,003 Ooredoo QPSC 2,803,225
320,763 Qatar Electricity & Water Co QSC 1,290,628
442,646 Qatar Fuel QSC 1,742,136
2,029,890 Qatar Gas Transport Co Ltd 2,386,138
778,064 Qatar International Islamic Bank QSC 2,416,892
1,359,325 Qatar Islamic Bank SAQ 8,295,579
3,631,688 Qatar National Bank QPSC 17,305,627
TOTAL QATAR 48,867,987
ROMANIA - 0.0%
487,895 NEPI Rockcastle NV 4,129,863
TOTAL ROMANIA 4,129,863
RUSSIA - 0.0%
35,937 (a),(c),(d) Ozon Holdings plc (ADR) 359
911,463 (a),(d) VTB Bank PJSC (GDR) Equiduct, Reg S 9,115
281,650 (a),(d) VTB Bank PJSC (GDR) Tradegate, Reg S 2,817
TOTAL RUSSIA 12,291
SAUDI ARABIA - 2.6%
121,454 (a) ACWA Power Co 5,461,777
261,851 Ades Holding Co 1,375,800
2,299,768 Al Rajhi Bank 42,163,788
1,179,716 (a) Alinma Bank 7,664,672
390,919 Almarai Co JSC 4,323,924
716,159 Arab National Bank 4,123,047
21,744 (a) Arabian Internet & Communications Services Co 1,290,636
566,467 (a) Bank AlBilad 3,796,391
536,034 Bank Al-Jazira 1,681,167
924,895 (a) Banque Saudi Fransi 4,770,129
63,922 Bupa Arabia for Cooperative Insurance Co 3,117,750
59,730 Co for Cooperative Insurance 2,079,131
398,113 (a) Dar Al Arkan Real Estate Development Co 1,884,402
67,769 Dr Sulaiman Al Habib Medical Services Group Co 4,387,809
19,708 Elm Co 3,086,255
294,825 Etihad Etisalat Co 5,118,985
452,335 (a) Jabal Omar Development Co 1,913,544
440,945 Jarir Marketing Co 1,769,423
75,601 Makkah Construction & Development Co 1,617,676
73,995 (a) Mouwasat Medical Services Co 1,344,325
1,537,221 Riyad Bank 8,504,822
182,210 SABIC Agri-Nutrients Co 7,085,225
32,100 SAL Saudi Logistics Services 1,412,755
1,069,520 (a) Saudi Arabian Mining Co 18,755,801
4,728,861 (b) Saudi Arabian Oil Co 35,074,983
788,987 Saudi Awwal Bank 7,176,812
690,923 Saudi Basic Industries Corp 11,291,470
696,179 (a) Saudi Electricity Co 3,301,793
531,957 Saudi Investment Bank 1,879,331
2,302,182 Saudi National Bank 24,111,374
38,251 Saudi Tadawul Group Holding Co 1,353,143
1,564,505 Saudi Telecom Co 18,184,228
207,830 Yanbu National Petrochemical Co 2,038,600
TOTAL SAUDI ARABIA 243,140,968
SOUTH AFRICA - 2.7%
670,812 (c) Absa Group Ltd 9,405,529
208,068 Anglo American Platinum Ltd 16,758,412

Emerging Markets Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
SOUTH AFRICA (continued)
265,001 Bid Corp Ltd $ 6,484,590
254,746 Bidvest Group Ltd 3,579,835
68,336 Capitec Bank Holdings Ltd 17,743,648
182,626 (a) Clicks Group Ltd 2,899,287
451,504 Discovery Ltd 7,004,512
3,960,457 FirstRand Ltd 20,998,655
701,017 Gold Fields Ltd 29,696,648
450,135 Harmony Gold Mining Co Ltd 7,095,987
716,453 Impala Platinum Holdings Ltd 10,042,552
1,365,895 MTN Group Ltd 17,137,749
613,743 Naspers Ltd 33,234,120
349,543 Nedbank Group Ltd 5,580,955
286,631 Northam Platinum Holdings Ltd 5,526,618
636,347 OUTsurance Group Ltd 2,703,544
2,671,334 (b) Pepkor Holdings Ltd 3,529,174
387,587 Remgro Ltd 4,561,111
1,377,526 Sanlam Ltd 7,094,820
463,912 Sasol Ltd 6,448,169
371,411 Shoprite Holdings Ltd 6,260,084
2,230,051 Sibanye Stillwater Ltd 6,666,911
1,031,026 Standard Bank Group Ltd 19,869,276
481,466 Vodacom Group Ltd 4,084,404
TOTAL SOUTH AFRICA 254,406,590
TAIWAN - 24.8%
395,344 Accton Technology Corp 28,953,627
377,665 Advantech Co Ltd 4,318,768
62,000 Alchip Technologies Ltd 8,292,804
2,606,011 ASE Technology Holding Co Ltd 40,848,309
1,839,512 Asia Cement Corp 2,039,781
261,000 Asia Vital Components Co Ltd 23,895,409
24,000 ASPEED Technology, Inc 12,901,737
549,500 Asustek Computer, Inc 10,181,138
137,000 Bizlink Holding, Inc 12,301,659
822,000 (a) Caliway Biopharmaceuticals Co Ltd 2,727,093
386,389 Catcher Technology Co Ltd 2,545,024
7,503,889 Cathay Financial Holding Co Ltd 18,317,841
1,207,151 Chailease Holding Co Ltd 4,424,156
5,771,730 Chang Hwa Commercial Bank 3,858,148
2,312,035 China Airlines 1,310,365
12,590,270 China Development Financial Holding Corp 8,580,876
9,306,151 China Steel Corp 5,525,668
13,093,611 Chinatrust Financial Holding Co 21,657,138
299,000 Chroma ATE, Inc 20,430,764
2,996,763 Chunghwa Telecom Co Ltd 12,867,219
3,426,000 Compal Electronics, Inc 3,167,208
1,526,768 Delta Electronics, Inc 107,065,287
650,000 E Ink Holdings, Inc 2,860,175
11,426,430 E.Sun Financial Holding Co Ltd 11,486,115
240,000 Elite Material Co Ltd 35,761,109
51,000 eMemory Technology, Inc 6,458,782
2,135,803 Eva Airways Corp 2,261,938
866,192 Evergreen Marine Corp Taiwan Ltd 5,541,169
2,724,071 Far Eastern Textile Co Ltd 2,223,727
1,357,589 Far EasTone Telecommunications Co Ltd 4,048,824
9,080,505 First Financial Holding Co Ltd 8,293,801
2,769,173 Formosa Chemicals & Fibre Corp 4,608,411
3,030,813 Formosa Plastics Corp 4,949,088
131,230 Fortune Electric Co Ltd 3,736,965
6,588,880 Fubon Financial Holding Co Ltd 18,778,898
8,242,858 Fuhwa Financial Holdings Co Ltd 13,656,468
399,000 Gigabyte Technology Co Ltd 3,474,391
69,000 Global Unichip Corp 9,540,106

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TAIWAN (continued)
203,535 (a) Globalwafers Co Ltd $ 3,824,573
261,000 Gold Circuit Electronics Ltd 11,814,408
9,845,002 Hon Hai Precision Industry Co, Ltd 69,555,124
64,000 Hon Precision, Inc 10,044,036
235,540 Hotai Motor Co Ltd 3,555,935
7,051,783 Hua Nan Financial Holdings Co Ltd 7,133,130
5,887,488 InnoLux Display Corp 4,498,406
172,000 International Games System Co Ltd 4,088,284
2,039,340 Inventec Co Ltd 2,987,698
68,000 Jentech Precision Industrial Co Ltd 11,838,520
46,000 King Slide Works Co Ltd 5,835,946
851,000 King Yuan Electronics Co Ltd 8,320,568
78,125 Largan Precision Co Ltd 6,273,268
1,541,778 Lite-On Technology Corp 8,266,824
65,000 Lotes Co Ltd 5,470,964
1,193,464 (a) MediaTek, Inc 99,632,300
9,148,856 Mega Financial Holding Co Ltd 11,327,329
4,062,271 Nan Ya Plastics Corp 11,660,278
447,474 Novatek Microelectronics Corp Ltd 5,812,178
1,560,000 (a) Pegatron Corp 4,081,340
235,692 PharmaEssentia Corp 4,916,991
448,000 President Chain Store Corp 3,166,628
2,116,000 Quanta Computer, Inc 21,098,351
384,085 Realtek Semiconductor Corp 6,557,257
3,095,599 Shanghai Commercial & Savings Bank Ltd 3,815,214
9,714,888 SinoPac Financial Holdings Co Ltd 9,519,241
16,606,953 Taishin Financial Holdings Co Ltd 12,526,878
5,795,374 Taiwan Business Bank 3,000,407
5,236,039 Taiwan Cement Corp 4,062,474
8,693,242 Taiwan Cooperative Financial Holding Co Ltd 6,307,024
1,770,561 Taiwan High Speed Rail Corp 1,480,846
1,377,861 Taiwan Mobile Co Ltd 4,848,790
19,311,183 Taiwan Semiconductor Manufacturing Co Ltd 1,340,618,021
926,000 Teco Electric and Machinery Co Ltd 1,863,641
1,038,238 Unimicron Technology Corp 29,489,428
3,782,908 Uni-President Enterprises Corp 8,285,950
8,881,103 United Microelectronics Corp 22,308,057
849,385 Vanguard International Semiconductor Corp 3,947,294
540,460 Wan Hai Lines Ltd 1,272,493
2,365,000 Wistron Corp 10,415,793
88,000 Wiwynn Corp 13,212,361
1,305,656 Yageo Corp 13,312,058
1,465,000 Yang Ming Marine Transport 2,282,499
574,127 (a) Zhen Ding Technology Holding Ltd 7,746,273
TOTAL TAIWAN 2,325,965,064
THAILAND - 1.0%
814,400 Advanced Info Service PCL 8,519,377
3,237,356 Airports of Thailand PCL 5,117,094
8,755,899 Bangkok Dusit Medical Services PCL 4,917,302
488,000 Bumrungrad Hospital PCL 2,704,081
1,685,699 Central Pattana PCL 3,223,275
2,939,480 (a) Charoen Pokphand Foods PCL 1,740,378
4,322,130 CP ALL plc 5,779,744
2,378,000 Delta Electronics Thailand PCL 23,294,992
3,418,602 Gulf Development PCL 6,058,975
421,200 Kasikornbank PCL (Foreign) 2,538,987
2,797,798 Krung Thai Bank PCL 2,832,344
2,632,578 (a) Minor International PCL 1,675,553
1,042,441 PTT Exploration & Production PCL 4,949,357
7,773,332 PTT PCL 8,405,858
624,501 SCB X PCL 2,511,992
594,360 Siam Cement PCL 4,391,772

Emerging Markets Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
THAILAND (continued)
19,649,400 TMB Bank PCL (Foreign) $ 1,364,389
8,600,840 (a) True Corp PCL 3,482,816
TOTAL THAILAND 93,508,286
TURKEY - 0.5%
2,336,792 Akbank TAS 3,784,553
1,066,732 (a) Aselsan Elektronik Sanayi Ve Ticaret AS 9,933,175
348,501 (a) BIM Birlesik Magazalar AS 5,725,345
3,072,603 (a) Eregli Demir ve Celik Fabrikalari TAS 2,389,798
537,514 Ford Otomotiv Sanayi AS 1,165,800
878,370 Haci Omer Sabanci Holding AS 1,858,901
638,947 KOC Holding AS 2,860,896
460,246 Turk Hava Yollari AO 3,133,590
946,401 (a) Turkcell Iletisim Hizmet AS 2,353,102
6,881,941 Turkiye Is Bankasi (Series C) 2,184,825
758,541 Turkiye Petrol Rafinerileri AS 4,560,189
2,650,514 Yapi ve Kredi Bankasi 2,172,899
TOTAL TURKEY 42,123,073
UNITED ARAB EMIRATES - 1.2%
2,497,739 Abu Dhabi Commercial Bank PJSC 9,384,116
1,161,997 Abu Dhabi Islamic Bank PJSC 6,938,755
2,418,834 Abu Dhabi National Oil Co for Distribution PJSC 2,416,793
2,476,184 ADNOC Drilling Co PJSC 3,815,633
4,811,549 Adnoc Gas plc 4,414,505
1,418,642 ADNOC Logistics & Services 2,267,139
1,797,348 Air Arabia PJSC 2,422,100
3,056,382 Aldar Properties PJSC 6,427,889
4,753,587 Dubai Electricity & Water Authority PJSC 3,429,530
2,344,409 Dubai Islamic Bank PJSC 4,557,208
746,555 Emaar Development PJSC 2,963,375
5,214,200 Emaar Properties PJSC 16,789,715
1,463,670 Emirates NBD Bank PJSC 11,556,024
2,731,548 Emirates Telecommunications Group Co PJSC 13,832,129
3,433,337 First Abu Dhabi Bank PJSC 16,413,764
1,462,151 Salik Co PJSC 2,229,192
TOTAL UNITED ARAB EMIRATES 109,857,867
UNITED STATES - 0.2%
672,626 (a) BeOne Medicines Ltd 15,268,050
322,283 (a) JBS NV 5,175,865
65,160 (a) Legend Biotech Corp (ADR) 1,532,563
TOTAL UNITED STATES 21,976,478
TOTAL COMMON STOCKS
(Cost $4,619,243,595) 9,281,783,505
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
CHINA - 0.0%
14,744 (d) Kangmei Pharmaceutical Co Ltd 12/31/28 22
TOTAL CHINA 22
MALAYSIA - 0.0%
646,380 (d) YTL Corp Bhd 12/31/99 79,099
483,780 (d) YTL Power International Bhd 12/31/99 150,195
TOTAL MALAYSIA 229,294
TOTAL RIGHTS/WARRANTS
(Cost $0) 229,316
TOTAL LONG-TERM INVESTMENTS
(Cost $4,619,243,595) 9,282,012,821

See Notes to Financial Statements
Investments in Derivatives
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
15,641,463 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3.670%(f) $ 15,641,463
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $15,641,463) 15,641,463
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.7%
GOVERNMENT AGENCY DEBT - 0.3%
$ 5,000,000 Federal Farm Credit, 05 0 .000 05/26/26 4,987,036
10,000,000 Federal Home Loan Bank (FHLB) 0 .000 10/23/26 9,824,489
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 05/27/26 9,973,075
TOTAL GOVERNMENT AGENCY DEBT 24,784,600
REPURCHASE AGREEMENT - 1.2%
81,400,000 (g) Fixed Income Clearing Corporation 3 .640 05/01/26 81,400,000
30,530,000 (h) Fixed Income Clearing Corporation 3 .640 05/01/26 30,530,000
TOTAL REPURCHASE AGREEMENT 111,930,000
TREASURY DEBT - 0.2%
10,100,000 United States Treasury Bill 0 .000 05/07/26 10,093,944
10,000,000 United States Treasury Bill 0 .000 05/28/26 9,973,225
TOTAL TREASURY DEBT 20,067,169
TOTAL SHORT-TERM INVESTMENTS
(Cost $156,782,421) 156,781,769
TOTAL INVESTMENTS - 100.9%
(Cost $4,791,667,479) 9,454,436,053
OTHER ASSETS & LIABILITIES, NET - (0.9)% (85,599,101)
NET ASSETS - 100.0% $ 9,368,836,952
ADR American Depositary Receipt
GDR Global Depositary Receipt
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $368,526,995 or 3.9% of Total
Investments.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $83,929,245.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 3.640% dated 4/30/26 to be repurchased at $81,408,230 on 5/1/26, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 2/28/30, valued at $83,028,077.
(h) Agreement with Fixed Income Clearing Corporation, 3.640% dated 4/30/26 to be repurchased at $30,533,087 on 5/1/26, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 3/31/30, valued at $31,140,658.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE US MSCI Emerging Markets EM Index Futures 1,548 06/19/26  $ 119,486,299 $ 126,487,080 $ 7,000,781

International Equity Index
Portfolios of Investments April 30, 2026

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.0%
COMMON STOCKS - 98.0%
AUSTRALIA - 7.4%
2,051,465 APA Group $ 15,324,881
874,974 Aristocrat Leisure Ltd 30,103,894
4,724,843 Australia and New Zealand Banking Group 125,498,965
313,696 Australian Stock Exchange Ltd 13,731,406
7,974,789 BHP Billiton Ltd 315,636,911
2,109,427 Brambles Ltd 34,367,782
561,592 carsales.com Ltd 10,359,586
103,359 Cochlear Ltd 7,032,674
2,089,178 Coles Group Ltd 33,297,310
2,633,227 Commonwealth Bank of Australia 331,672,373
788,692 Computershare Ltd 17,326,925
761,502 CSL Ltd 68,733,593
3,163,507 Evolution Mining Ltd 27,969,020
2,639,220 Fortescue Metals Group Ltd 38,039,261
15,692,882 Glencore plc 121,962,403
3,214,155 Goodman Group 69,637,052
3,746,142 Insurance Australia Group Ltd 20,371,889
3,590,803 Lottery Corp Ltd 14,374,372
1,453,858 (a) Lynas Corp Ltd 20,624,678
567,659 Macquarie Group Ltd 97,519,384
4,393,958 Medibank Pvt Ltd 14,940,909
4,814,541 National Australia Bank Ltd 139,273,718
2,164,262 Northern Star Resources Ltd 33,174,306
2,710,991 Origin Energy Ltd 23,705,198
92,196 Pro Medicus Ltd 9,048,816
1,182,396 Qantas Airways Ltd 7,229,630
2,393,790 QBE Insurance Group Ltd 38,774,286
83,813 (b) REA Group Ltd 10,376,457
582,932 Rio Tinto Ltd 71,403,081
1,771,398 (a) Rio Tinto plc 178,444,430
5,115,532 Santos Ltd 29,472,589
8,276,408 Scentre Group 22,240,283
299,821 SGH Ltd 8,491,767
8,054,940 Sigma Healthcare Ltd 16,284,614
730,489 Sonic Healthcare Ltd 10,452,292
7,126,669 South32 Ltd 21,120,217
3,770,012 Stockland Trust Group 11,056,305
1,719,887 Suncorp-Metway Ltd 21,402,921
6,315,872 Telstra Corp Ltd 24,256,243
4,932,199 Transurban Group 49,986,647
6,153,868 Vicinity Ltd 11,190,649
528,270 (b) Washington H Soul Pattinson & Co Ltd 16,109,036
1,793,975 Wesfarmers Ltd 95,300,162
5,369,616 Westpac Banking Corp 150,223,940
329,509 WiseTech Global Ltd 10,378,060
2,976,420 Woodside Energy Group Ltd 71,159,177
1,930,258 Woolworths Ltd 47,929,255
TOTAL AUSTRALIA 2,557,009,347
AUSTRIA - 0.3%
118,598 (c) BAWAG Group AG. 20,309,998
485,850 Erste Bank der Oesterreichischen Sparkassen AG. 53,684,481
231,540 OMV AG. 16,344,429
216,415 Raiffeisen International Bank Holding AG. 11,804,490
103,399 Verbund AG. 7,801,788
TOTAL AUSTRIA 109,945,186
BELGIUM - 0.9%
241,397 Ageas S.A. 18,916,987
1,557,932 (a) Anheuser-Busch InBev S.A. 117,719,794

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
BELGIUM (continued)
31,859 Dieteren S.A. $ 6,583,385
71,285 (a) Elia Group S.A. 11,821,956
33,136 (a) Financiere de Tubize S.A. 7,630,618
121,947 (a) Groupe Bruxelles Lambert S.A. 11,391,812
364,542 KBC Groep NV 48,519,782
648 (a),(b) Lotus Bakeries NV 7,800,887
24,302 (a),(b) Sofina S.A. 6,222,473
111,774 (b) Syensqo S.A. 7,414,996
199,549 (a) UCB S.A. 54,335,453
TOTAL BELGIUM 298,358,143
BRAZIL - 0.0%
255,496 (a) Yara International ASA 14,874,188
TOTAL BRAZIL 14,874,188
CANADA - 0.0%
3 Agnico-Eagle Mines Ltd 564
TOTAL CANADA 564
CHILE - 0.1%
610,071 Antofagasta plc 29,587,038
TOTAL CHILE 29,587,038
CHINA - 0.5%
5,734,614 BOC Hong Kong Holdings Ltd 32,986,578
2,046,081 Prosus NV 99,056,846
2,293,527 SITC International Holdings Co Ltd 9,602,929
1,569,042 Wharf Holdings Ltd 5,180,393
2,876,150 Wilmar International Ltd 8,203,854
4,178,100 (a) Yangzijiang Shipbuilding Holdings Ltd 14,249,258
TOTAL CHINA 169,279,858
COTE D'IVOIRE - 0.1%
314,306 Endeavour Mining plc 18,970,480
TOTAL COTE D'IVOIRE 18,970,480
CZECH REPUBLIC - 0.0%
320,493 (a) CSG NV 6,941,072
TOTAL CZECH REPUBLIC 6,941,072
DENMARK - 1.6%
151,397 Carlsberg AS (Class B) 20,501,244
194,288 Coloplast A.S. 12,001,880
1,039,328 (a) Danske Bank AS 53,430,277
164,444 (a) Demant A.S. 5,215,106
320,543 DSV AS 78,834,282
95,241 (a) Genmab AS 25,217,573
5,058,280 Novo Nordisk A.S. 215,158,659
558,053 Novozymes A.S. 34,289,977
827,418 Orsted AS 22,128,045
130,544 Pandora A.S. 9,934,262
165,597 ROCKWOOL A.S. 4,820,609
511,791 (a) Tryg A.S. 12,297,613
1,598,474 Vestas Wind Systems A.S. 49,152,104
TOTAL DENMARK 542,981,631
FINLAND - 1.3%
227,574 (a) Elisa Oyj (Series A) 11,052,797
694,677 Fortum Oyj 17,501,045
438,316 (a) Kesko Oyj (B Shares) 10,782,441
544,554 Kone Oyj (Class B) 34,640,067
1,012,558 (a) Metso Outotec Oyj 17,491,248
659,453 Neste Oil Oyj 22,779,322
8,373,143 Nokia Oyj 106,393,869
4,869,906 Nordea Bank AB publ 91,578,024
178,292 (a) Orion Oyj (Class B) 14,403,913
3,735,081 Sampo Oyj 38,812,100
904,040 (a) Stora Enso Oyj (R Shares) 10,066,095
823,196 (a) UPM-Kymmene Oyj 24,665,287

International Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
FINLAND (continued)
793,555 (a) Wartsila Oyj (B Shares) $ 33,327,060
TOTAL FINLAND 433,493,268
FRANCE - 8.2%
294,201 Accor S.A. 14,559,634
57,615 Aeroports de Paris 6,995,822
912,287 (a) Air Liquide 196,269,570
933,028 Airbus SE 192,352,458
543,314 (a),(c) ALD S.A. 7,352,264
554,211 (b) Alstom RGPT 11,136,475
90,424 (a),(c) Amundi S.A. 8,740,044
2,638,965 AXA S.A. 127,212,052
68,316 (a) BioMerieux 5,764,843
1,583,125 BNP Paribas S.A. 166,262,077
1,157,617 (a),(b) Bollore SE 7,309,822
307,269 Bouygues S.A. 18,171,812
531,294 (a) Bureau Veritas S.A. 16,280,617
237,639 Cap Gemini S.A. 28,900,778
942,511 (a) Carrefour S.A. 18,749,713
1,033,480 Cie Generale des Etablissements Michelin S.C.A 37,438,860
705,860 Compagnie de Saint-Gobain 64,670,738
1,660,925 (a) Credit Agricole S.A. 32,441,367
1,014,565 Danone 79,489,161
29,418 (a) Dassault Aviation S.A. 10,287,408
1,062,869 (a) Dassault Systemes SE 23,950,272
108,651 Eiffage S.A. 17,517,618
2,857,993 Engie S.A. 94,206,684
470,506 Essilor International S.A. 99,591,785
92,561 (a) Fonciere Des Regions 6,121,793
67,906 Gecina S.A. 5,741,059
461,558 Getlink S.E. 10,330,360
49,843 Hermes International 95,354,694
59,715 (a) Ipsen 11,728,127
118,206 Kering 32,520,044
332,800 (a) Klepierre 13,483,792
411,474 (a) Legrand S.A. 73,721,089
377,818 L'Oreal S.A. 162,722,031
390,787 LVMH Moet Hennessy Louis Vuitton S.A. 208,762,002
2,935,636 (a) Orange S. A. 61,126,821
316,504 (a) Pernod-Ricard S.A. 23,529,498
353,518 Publicis Groupe S.A. 33,031,761
288,911 (a) Renault S.A. 10,149,213
346,343 (a) Rexel S.A. 14,647,973
557,912 (a) Safran S.A. 179,152,539
43,902 Sartorius Stedim Biotech 8,113,595
1,087,391 Societe Generale 87,534,989
147,119 Sodexho Alliance S.A. 7,482,988
146,292 Thales S.A. 40,191,839
3,120,402 Total S.A. 290,114,802
189,697 Unibail-Rodamco-Westfield 23,030,626
977,350 Veolia Environnement 41,331,314
777,102 Vinci S.A. 117,515,103
TOTAL FRANCE 2,843,089,926
GERMANY - 8.8%
271,031 (a) Adidas-Salomon AG. 46,903,961
597,554 Allianz AG. 272,922,241
1,402,191 BASF SE 89,931,706
1,544,419 Bayer AG. 69,248,190
471,432 (a) Bayerische Motoren Werke AG. 43,142,228
59,121 Bayerische Motoren Werke AG. (Preference) 5,394,808
146,855 Beiersdorf AG. 12,174,228
187,620 (a) Brenntag SE 13,663,409
1,153,991 (a) Commerzbank AG. 47,698,920

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
GERMANY (continued)
178,467 (a) Continental AG. $ 13,503,357
90,216 (a) CTS Eventim AG. 5,954,589
1,137,088 Daimler AG. (Registered) 66,280,976
724,678 (a) Daimler Truck Holding AG. 36,551,231
2,858,638 Deutsche Bank AG. (Registered) 88,815,105
296,534 Deutsche Boerse AG. 90,975,954
943,750 (a) Deutsche Lufthansa AG. 8,086,466
1,435,707 Deutsche Post AG. 85,014,252
5,771,438 Deutsche Telekom AG. 186,421,119
182,863 (a),(b) Dr ING hc F Porsche AG. 8,880,001
3,532,284 E.ON AG. 78,311,593
431,518 (a) Evonik Industries AG. 8,925,167
359,026 (a) Fresenius Medical Care AG. 16,245,372
653,932 (a) Fresenius SE 31,669,638
226,661 GEA Group AG. 15,499,438
94,287 (a) Hannover Rueckversicherung AG. 28,489,088
211,325 HeidelbergCement AG. 46,627,403
162,816 Henkel KGaA 11,220,604
247,910 Henkel KGaA (Preference) 18,039,910
106,584 (a) Hensoldt AG. 9,617,490
23,349 Hochtief AG. 12,557,768
2,052,565 Infineon Technologies AG. 138,045,760
114,892 (a) Knorr-Bremse AG. 13,400,190
124,863 (a) LEG Immobilien SE 8,761,470
197,059 Merck KGaA 25,516,589
83,228 MTU Aero Engines Holding AG. 28,543,567
205,237 Muenchener Rueckver AG. 122,766,979
92,414 (a) Nemetschek SE 6,706,859
253,684 (a) Porsche AG. 9,230,581
8,449 Rational AG. 6,177,876
72,466 Rheinmetall AG. 115,569,483
993,722 RWE AG. 72,355,377
1,637,135 SAP AG. 274,863,608
42,713 Sartorius AG. 10,912,157
113,095 (a),(c) Scout24 SE 9,416,550
1,194,366 Siemens AG. 354,919,068
1,217,402 Siemens Energy AG. 257,993,980
533,097 (c) Siemens Healthineers AG. 21,859,194
205,578 (a) Symrise AG. 18,185,562
100,956 (a) Talanx AG. 13,158,628
323,602 (a) Volkswagen AG. (Preference) 32,815,903
1,215,211 Vonovia SE 32,741,665
360,555 (a),(c) Zalando SE 8,905,670
TOTAL GERMANY 3,051,612,928
HONG KONG - 1.8%
16,565,338 (a) AIA Group Ltd 181,866,924
2,986,503 (a) CK Asset Holdings Ltd 18,812,729
969,741 (a) CK Infrastructure Holdings Ltd 8,163,846
2,585,954 CLP Holdings Ltd 24,864,780
94,106 Futu Holdings Ltd (ADR) 14,540,318
2,137,425 (a),(b) Henderson Land Development Co Ltd 8,448,613
6,168,638 HKT Trust & HKT Ltd 10,006,459
17,325,289 (a) Hong Kong & China Gas Ltd 16,040,136
2,115,220 (a) Hong Kong Electric Holdings Ltd 17,480,332
1,884,393 Hong Kong Exchanges and Clearing Ltd 100,367,866
1,698,429 Hongkong Land Holdings Ltd 13,427,834
4,151,613 Link REIT 20,904,583
2,405,905 (b) MTR Corp 10,280,836
4,026,015 Prudential plc 60,670,188
5,637,739 Sino Land Co 9,040,505
2,248,180 Sun Hung Kai Properties Ltd 39,359,062
575,143 Swire Pacific Ltd (Class A) 6,255,821

International Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
HONG KONG (continued)
2,327,380 Techtronic Industries Co $ 33,746,305
13,053,750 (a),(c) WH Group Ltd 15,866,160
2,723,566 Wharf Real Estate Investment Co Ltd 8,528,827
TOTAL HONG KONG 618,672,124
INDONESIA - 0.0%
259,987 Jardine Matheson Holdings Ltd 17,723,908
TOTAL INDONESIA 17,723,908
IRELAND - 0.4%
264,944 (a) AerCap Holdings NV 37,677,686
3,389,320 AIB Group plc 39,067,153
1,490,557 Bank of Ireland Group plc 29,360,079
257,747 Kerry Group plc (Class A) 21,843,612
238,591 Kingspan Group plc 22,075,308
TOTAL IRELAND 150,023,838
ISRAEL - 1.1%
64,678 Azrieli Group Ltd 10,316,142
1,938,871 Bank Hapoalim Ltd 52,019,966
2,307,859 Bank Leumi Le-Israel 58,422,629
131,605 (a) Check Point Software Technologies 14,801,614
43,138 Elbit Systems Ltd 35,888,541
1,202,413 Israel Chemicals Ltd 6,438,524
1,926,432 Israel Discount Bank Ltd 21,431,272
241,742 Mizrahi Tefahot Bank Ltd 19,008,962
95,246 (a) Nice Systems Ltd 9,735,799
46,862 (a) Nova Measuring Instruments Ltd 23,399,906
357,138 Phoenix Holdings Ltd 21,488,501
1,799,948 (a) Teva Pharmaceutical Industries Ltd (ADR) 63,124,176
178,426 (a) Tower Semiconductor Ltd (Tel Aviv) 37,182,319
TOTAL ISRAEL 373,258,351
ITALY - 3.3%
1,340,932 (b) Assicurazioni Generali S.p.A. 60,089,802
317,577 Banca Mediolanum S.p.A 6,960,773
3,159,503 (a),(b) Banca Monte dei Paschi di Siena S.p.A 33,679,388
1,801,788 (b) Banco BPM S.p.A. 26,253,909
2,440,897 (a) BPER Banca 36,031,975
334,034 (a) Coca-Cola HBC AG. 19,483,837
1,003,225 (b) Davide Campari-Milano NV 7,443,489
12,775,613 Enel S.p.A. 149,164,008
3,203,005 (a) ENI S.p.A. 90,569,463
198,089 (b) Ferrari NV 68,548,864
960,515 (a) FinecoBank Banca Fineco S.p.A 23,845,378
21,832,886 (a) Intesa Sanpaolo S.p.A. 148,337,621
938,888 Italgas S.p.A 11,341,593
626,493 (a) Leonardo S.p.A. 39,121,830
366,509 Moncler S.p.A 22,126,744
708,636 (a),(c) Poste Italiane S.p.A 18,809,980
441,804 Prysmian S.p.A. 67,202,410
198,243 (a) Recordati S.p.A. 11,574,948
1,331,038 Ryanair Holdings plc 34,922,648
3,164,159 (a) Snam Rete Gas S.p.A. 24,950,716
9,287,978 (a) Telecom Italia RSP 8,575,980
18,957,331 (a) Telecom Italia S.p.A. 14,960,740
2,171,551 (a),(b) Terna Rete Elettrica Nazionale S.p.A. 26,119,981
2,196,933 UniCredit S.p.A 169,784,178
549,320 (a) Unipol Gruppo S.p.A 14,352,963
TOTAL ITALY 1,134,253,218
JAPAN - 22.7%
1,203,949 Advantest Corp 224,799,592
3,563,651 (a) Aeon Co Ltd 34,372,029
759,914 (a) Aisin Seiki Co Ltd 12,050,271
1,403,019 Ajinomoto Co, Inc 45,093,588
252,252 (a) All Nippon Airways Co Ltd 4,191,973

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
JAPAN (continued)
2,403,042 Asahi Breweries Ltd $ 23,659,458
300,112 (a) Asahi Glass Co Ltd 10,763,192
1,990,793 Asahi Kasei Corp 19,589,094
1,095,448 Asics Corp 31,108,106
2,864,920 Astellas Pharma, Inc 40,600,908
916,512 Bandai Namco Holdings, Inc 21,038,802
1,763,445 Bridgestone Corp 36,646,231
1,344,461 (a),(b) Canon, Inc 34,588,343
520,913 Capcom Co Ltd 10,998,353
1,221,775 (a) Central Japan Railway Co 29,310,951
872,468 Chiba Bank Ltd 12,042,852
1,043,617 (a) Chubu Electric Power Co, Inc 17,949,032
1,061,358 Chugai Pharmaceutical Co Ltd 56,601,542
1,596,168 Concordia Financial Group Ltd 15,151,782
610,132 Dai Nippon Printing Co Ltd 11,556,590
502,953 (a) Daifuku Co Ltd 21,989,938
5,557,080 Dai-ichi Life Holdings, Inc 50,878,842
2,842,279 Daiichi Sankyo Co Ltd, Reg S 46,170,218
416,064 Daikin Industries Ltd 58,787,841
478,152 (a) Daito Trust Construction Co Ltd 10,755,083
901,829 Daiwa House Industry Co Ltd 27,515,666
2,054,889 Daiwa Securities Group, Inc 19,342,395
2,784,139 (a) Denso Corp 33,265,038
144,688 Disco Corp 68,839,997
2,936,330 (a) Don Quijote Co Ltd 16,608,033
1,497,469 (a) East Japan Railway Co 32,688,114
727,144 Ebara Corp 24,874,077
396,367 Eisai Co Ltd 11,864,228
4,202,294 ENEOS Holdings, Inc 35,292,894
1,466,505 Fanuc Ltd 64,780,022
300,525 (a) Fast Retailing Co Ltd 141,470,702
219,214 (a) Fuji Electric Holdings Co Ltd 18,423,798
915,182 Fuji Heavy Industries Ltd 13,631,823
1,735,298 FUJIFILM Holdings Corp 31,935,776
2,374,962 Fujikura Ltd 91,633,122
2,771,079 (a) Fujitsu Ltd 55,619,281
387,622 Hankyu Hanshin Holdings, Inc 11,186,332
28,760 Hikari Tsushin, Inc 6,983,961
7,200,902 Hitachi Ltd 228,976,773
5,856,314 Honda Motor Co Ltd 47,520,674
531,322 Hoya Corp 99,221,051
765,281 (a) Hulic Co Ltd 8,631,202
387,900 Ibiden Co Ltd 33,177,137
1,200,619 Idemitsu Kosan Co Ltd 10,272,894
1,387,439 (a) Inpex Holdings, Inc 36,170,785
1,648,244 Ishikawajima-Harima Heavy Industries Co Ltd 30,106,100
854,231 Isuzu Motors Ltd 11,770,031
9,329,404 Itochu Corp 115,620,225
269,466 Japan Airlines Co Ltd 4,237,587
2,775,071 Japan Post Bank Co Ltd 47,620,968
2,741,235 Japan Post Holdings Co Ltd 31,790,250
833,925 Japan Post Insurance Co Ltd 8,131,278
1,900,073 (a) Japan Tobacco, Inc 70,786,704
891,120 (b) JFE Holdings, Inc 9,786,585
671,109 Kajima Corp 26,229,662
1,480,426 (a) Kansai Electric Power Co, Inc 23,716,656
698,583 (a) Kao Corp 26,032,597
1,200,000 Kawasaki Heavy Industries Ltd 24,670,090
553,222 (b) Kawasaki Kisen Kaisha Ltd 9,055,165
4,625,336 KDDI Corp 75,691,434
305,441 (a) Keyence Corp 140,095,379
1,105,166 (a) Kikkoman Corp 10,040,793

International Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
JAPAN (continued)
300,847 (a) Kioxia Holdings Corp $ 72,792,509
1,192,272 (a) Kirin Brewery Co Ltd 18,801,000
1,495,892 Komatsu Ltd 64,051,103
161,695 Konami Corp 19,415,229
1,541,344 (a) Kubota Corp 25,161,580
1,972,520 (a) Kyocera Corp 34,274,458
389,724 (a) Kyowa Hakko Kogyo Co Ltd 5,871,541
126,787 (a) Lasertec Corp 35,041,177
712,959 (b) M3, Inc 6,867,542
333,645 (a) Makita Corp 12,389,228
2,218,953 Marubeni Corp 86,364,030
538,825 Matsumotokiyoshi Holdings Co Ltd 7,867,867
580,477 Minebea Co Ltd 11,605,512
1,886,697 Mitsubishi Chemical Holdings Corp 11,060,653
5,061,095 Mitsubishi Corp 162,089,752
2,988,898 Mitsubishi Electric Corp 119,947,392
1,650,785 Mitsubishi Estate Co Ltd 47,044,442
5,036,914 Mitsubishi Heavy Industries Ltd 150,331,118
17,732,943 Mitsubishi UFJ Financial Group, Inc 318,533,932
1,451,844 Mitsubishi UFJ Lease & Finance Co Ltd 13,187,250
3,879,284 Mitsui & Co Ltd 145,651,237
4,082,037 Mitsui Fudosan Co Ltd 44,706,565
530,483 (a),(b) Mitsui OSK Lines Ltd 20,038,534
2,017,587 Mitsui Sumitomo Insurance Group Holdings, Inc 51,880,367
3,916,069 Mizuho Financial Group, Inc 168,401,464
380,837 (a) MonotaRO Co Ltd 4,528,410
2,618,908 (a) Murata Manufacturing Co Ltd 86,854,050
2,041,800 NEC Corp 54,311,900
559,346 (a) Nexon Co Ltd 9,443,147
1,349,564 Nidec Corp 20,788,358
1,724,268 Nintendo Co Ltd 84,349,274
12,749 Nippon Building Fund, Inc 10,676,081
885,321 Nippon Mining Holdings, Inc 27,466,480
1,459,491 (a) Nippon Paint Co Ltd 9,205,049
7,519,835 (b) Nippon Steel Corp 27,684,263
47,603,386 Nippon Telegraph & Telephone Corp 46,368,581
645,903 (b) Nippon Yusen Kabushiki Kaisha 23,212,903
3,445,568 Nissan Motor Co Ltd 7,883,517
648,755 Nitori Co Ltd 9,378,900
1,069,947 Nitto Denko Corp 20,350,668
4,687,360 Nomura Holdings, Inc 37,544,935
598,030 (a) Nomura Research Institute Ltd 16,140,673
988,952 Obayashi Corp 23,250,921
515,041 (a) Obic Co Ltd 13,686,262
1,727,247 Olympus Corp 16,988,363
65,872 (a) Oracle Corp Japan 3,637,045
1,659,238 Oriental Land Co Ltd 23,084,941
1,807,050 ORIX Corp 60,818,963
563,348 (a) Osaka Gas Co Ltd 20,243,015
1,560,338 (a) Osaka Securities Exchange Co Ltd 18,586,315
359,837 (a) Otsuka Corp 6,662,116
677,836 (a) Otsuka Holdings Co Ltd 49,402,150
3,666,715 Panasonic Corp 75,005,610
2,291,478 (a) Rakuten, Inc 11,156,786
2,222,304 Recruit Holdings Co Ltd 102,948,154
2,800,294 Renesas Electronics Corp 56,629,348
3,294,169 Resona Holdings, Inc 41,202,352
795,433 (a) Ryohin Keikaku Co Ltd 18,377,447
1,463,640 (b) Sanrio Co Ltd 8,529,519
886,256 SBI Holdings, Inc 17,882,883
258,268 SCREEN Holdings Co Ltd 17,123,433
623,747 Secom Co Ltd 22,869,329

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
JAPAN (continued)
344,499 Seibu Holdings, Inc $ 8,106,918
588,311 (a) Sekisui Chemical Co Ltd 9,015,198
960,160 Sekisui House Ltd 20,906,493
3,295,488 Seven & I Holdings Co Ltd 39,384,613
389,941 Shimadzu Corp 9,064,363
112,281 (a) Shimano, Inc 11,779,947
772,800 Shimizu Corp 14,930,568
2,658,107 Shin-Etsu Chemical Co Ltd 122,385,023
1,159,096 Shionogi & Co Ltd 23,417,142
634,013 (a) Shiseido Co Ltd 12,949,654
90,813 SMC Corp 44,656,521
45,509,650 SoftBank Corp 64,053,406
5,832,884 Softbank Group Corp 199,244,352
1,403,414 Sompo Holdings, Inc 52,228,618
9,666,864 Sony Corp 193,678,791
9,163,434 Sony Financial Holdings, Inc 8,221,130
1,689,841 Sumitomo Corp 62,831,960
1,122,732 Sumitomo Electric Industries Ltd 73,914,180
395,009 Sumitomo Metal Mining Co Ltd 24,286,293
5,766,587 Sumitomo Mitsui Financial Group, Inc 203,612,712
996,184 Sumitomo Mitsui Trust Holdings, Inc 33,305,751
947,970 Sumitomo Realty & Development Co Ltd 29,386,684
226,046 (a) Suntory Beverage & Food Ltd 6,514,271
2,439,190 Suzuki Motor Corp 27,278,513
844,758 Sysmex Corp 7,459,585
718,947 T&D Holdings, Inc 17,418,656
230,532 Taisei Corp 24,999,060
286,296 Taiyo Nippon Sanso Corp 10,093,498
2,497,811 Takeda Pharmaceutical Co Ltd 83,508,770
3,065,699 (a) TDK Corp 56,054,466
2,129,142 Terumo Corp 27,091,226
337,967 TIS, Inc 7,366,000
895,727 (a) Toho Co Ltd 8,333,342
2,892,564 Tokio Marine Holdings, Inc 132,470,090
704,093 (a) Tokyo Electron Ltd 207,483,975
506,733 (a) Tokyo Gas Co Ltd 21,520,881
794,670 Tokyu Corp 8,448,968
384,098 Toppan Printing Co Ltd 11,416,758
2,140,343 Toray Industries, Inc 15,367,125
53,000 Toyota Industries Corp 6,904,418
14,900,227 Toyota Motor Corp 286,015,936
1,065,286 (a) Toyota Tsusho Corp 41,818,641
367,825 (a) Tsuruha Holdings, Inc 4,835,258
1,819,006 (a) Uni-Charm Corp 10,597,652
667,456 (a) West Japan Railway Co 12,082,007
1,386,106 (b) Yamaha Motor Co Ltd 9,735,973
364,822 Yokogawa Electric Corp 12,702,271
4,347,221 Z Holdings Corp 11,434,177
162,227 Zensho Co Ltd 8,941,140
655,916 (a) ZOZO, Inc 4,415,927
TOTAL JAPAN 7,817,318,414
KOREA, REPUBLIC OF - 0.0%
348,155 (a),(c) Delivery Hero SE 8,473,457
TOTAL KOREA, REPUBLIC OF 8,473,457
LUXEMBOURG - 0.2%
675,355 ArcelorMittal S.A. 39,207,864
349,626 (a),(b) CVC Capital Partners plc 5,321,269
180,889 Eurofins Scientific SE 12,574,020
TOTAL LUXEMBOURG 57,103,153
MACAU - 0.1%
3,041,980 (a) Galaxy Entertainment Group Ltd 12,978,193

International Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
MACAU (continued)
3,890,712 (a) Sands China Ltd $ 8,163,309
TOTAL MACAU 21,141,502
MEXICO - 0.0%
359,555 Fresnillo plc 15,876,784
TOTAL MEXICO 15,876,784
NETHERLANDS - 4.9%
920,198 ABN AMRO Bank NV 32,038,364
39,120 (a),(c) Adyen NV 44,145,171
263,016 (b) Akzo Nobel NV 15,438,177
10,149 (a) Argenx SE 7,959,127
87,806 (a) Argenx SE 68,859,898
73,624 (a) ASM International NV 72,024,560
609,953 ASML Holding NV 881,714,878
243,782 (a) ASR Nederland NV 18,517,538
115,883 (b) BE Semiconductor Industries NV 33,897,460
123,310 (a),(c) Euronext NV 20,641,007
144,502 (a) EXOR NV 11,335,227
210,584 Heineken Holding NV 14,964,306
452,918 Heineken NV 35,259,558
4,607,012 ING Groep NV 133,333,267
1,391,477 Koninklijke Ahold Delhaize NV 65,356,924
6,063,622 Koninklijke KPN NV 32,425,482
1,223,123 Koninklijke Philips Electronics NV 32,263,254
125,006 (a) Magnum Ice Cream Co NV 1,823,495
676,937 (a),(b) Magnum Ice Cream Co NV 9,883,414
411,871 NN Group NV 36,052,634
177,272 (b) Randstad Holdings NV 5,252,817
1,734,343 (b) Universal Music Group NV 36,364,999
368,867 (a) Wolters Kluwer NV 28,788,375
335,716 (a),(b) Yandex NV 46,406,023
TOTAL NETHERLANDS 1,684,745,955
NEW ZEALAND - 0.2%
2,673,670 Auckland International Airport Ltd 13,030,635
1,456,901 Contact Energy Ltd 8,176,312
892,261 Fisher & Paykel Healthcare Corp 19,228,463
1,540,319 Infratil Ltd 11,346,782
2,236,355 Meridian Energy Ltd 7,504,002
251,951 (a) Xero Ltd 14,796,632
TOTAL NEW ZEALAND 74,082,826
NIGERIA - 0.0%
1,404,318 (c) Airtel Africa plc 6,782,327
TOTAL NIGERIA 6,782,327
NORWAY - 0.6%
492,846 Aker BP ASA 19,266,479
1,408,860 DNB Bank ASA 42,664,984
1,218,913 (a) Equinor ASA 49,606,377
331,609 Gjensidige Forsikring ASA 9,315,248
694,260 Kongsberg Gruppen ASA 23,230,175
736,377 Mowi ASA 16,338,176
2,151,642 (a) Norsk Hydro ASA 23,746,629
1,074,344 Orkla ASA 13,250,971
107,945 (a) Salmar ASA 6,513,029
952,347 Telenor ASA 15,675,944
TOTAL NORWAY 219,608,012
POLAND - 0.0%
399,039 (a) InPost S.A. 7,157,273
TOTAL POLAND 7,157,273
PORTUGAL - 0.2%
11,459,532 Banco Comercial Portugues S.A. 12,248,868
4,920,667 Energias de Portugal S.A. 26,838,689
660,383 Galp Energia SGPS S.A. 15,446,324

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
PORTUGAL (continued)
433,513 (a) Jeronimo Martins SGPS S.A. $ 10,409,893
TOTAL PORTUGAL 64,943,774
SINGAPORE - 1.7%
6,574,591 Ascendas REIT 12,922,134
3,764,599 (a) Capitaland Investment Ltd 8,256,217
9,711,133 CapitaMall Trust 18,087,138
3,343,898 (a) DBS Group Holdings Ltd 154,189,367
3,701,295 (a) Grab Holdings Ltd 14,138,947
2,269,116 Keppel Corp Ltd 19,422,307
252,124 Keppel REIT 177,511
5,310,587 Oversea-Chinese Banking Corp 91,621,428
621,607 (a) Sea Ltd (ADR) 52,762,002
1,428,727 (b) SembCorp Industries Ltd 7,497,875
2,536,916 Singapore Airlines Ltd 12,564,653
1,387,233 (a) Singapore Exchange Ltd 23,719,937
2,447,491 Singapore Technologies Engineering Ltd 20,741,204
11,517,499 Singapore Telecommunications Ltd 41,714,050
1,054,749 (a),(b) STMicroelectronics NV 57,458,491
1,944,787 United Overseas Bank Ltd 55,385,705
TOTAL SINGAPORE 590,658,966
SOUTH AFRICA - 0.3%
1,756,757 Anglo American plc 86,932,986
TOTAL SOUTH AFRICA 86,932,986
SPAIN - 3.6%
38,392 (b) Acciona S.A. 11,175,239
278,007 ACS Actividades de Construccion y Servicios S.A. 40,070,438
1,161,466 (b),(c) Aena SME S.A. 31,722,661
696,588 Amadeus IT Holding S.A. 40,194,726
8,973,651 Banco Bilbao Vizcaya Argentaria S.A. 198,159,737
7,922,771 Banco de Sabadell S.A. 30,716,567
23,118,213 (b) Banco Santander S.A. 282,095,742
1,042,585 Bankinter S.A. 17,349,733
6,038,020 CaixaBank S.A. 76,853,979
743,608 (c) Cellnex Telecom S.A. 25,031,785
486,821 (a),(b) EDP Renovaveis S.A. 8,140,022
503,954 (a) Endesa S.A. 22,588,066
459,577 (b) Grifols S.A. 4,845,808
10,136,823 Iberdrola S.A. 237,649,819
122,440 (a),(b) Indra Sistemas S.A. 7,042,058
1,711,226 (b) Industria de Diseno Textil S.A. 102,417,957
1,521,277 (a) Mapfre S.A. 7,447,146
521,386 Naturgy Energy Group S.A. 16,387,339
610,274 (a) Redeia Corp S.A. 10,672,094
1,789,367 (a) Repsol YPF S.A. 48,064,466
5,784,045 (a),(b) Telefonica S.A. 26,100,605
TOTAL SPAIN 1,244,725,987
SWEDEN - 3.2%
416,087 AddTech AB 15,281,203
443,049 Alfa Laval AB 26,662,355
1,553,604 (a),(b) Assa Abloy AB 59,794,639
4,219,521 (b) Atlas Copco AB 81,089,198
2,401,763 (a),(b) Atlas Copco AB 40,952,746
644,737 (a),(b) Beijer Ref AB 9,134,406
442,239 (b) Boliden AB 23,246,461
610,320 (a),(b) Epiroc AB 15,207,802
1,041,865 (a) Epiroc AB 30,078,010
781,153 (a),(b) EQT AB 25,489,449
4,383,328 Ericsson (LM) (B Shares) 52,288,707
971,353 Essity AB 25,723,193
217,509 (a),(c) Evolution AB 15,329,096
1,185,332 (a) Fastighets AB Balder 7,090,853
810,417 (a),(b) Hennes & Mauritz AB (B Shares) 14,545,119

International Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
SWEDEN (continued)
3,257,357 (b) Hexagon AB $ 35,586,429
107,721 (b) Holmen AB 3,705,525
248,083 (b) Industrivarden AB 13,053,060
166,840 Industrivarden AB 8,863,500
442,272 (b) Indutrade AB 9,554,765
246,993 (a),(b) Investment AB Latour 5,670,159
2,861,348 (a),(b) Investor AB 116,129,416
113,434 L E Lundbergforetagen AB 6,575,146
354,948 (b) Lifco AB 11,168,520
2,566,935 (a),(b) Nibe Industrier AB 11,668,904
509,678 (a) Saab AB 30,939,088
344,318 (a),(b) Sagax AB 6,852,238
1,673,843 (b) Sandvik AB 70,413,755
735,436 (b) Securitas AB (B Shares) 12,342,786
2,357,411 Skandinaviska Enskilda Banken AB (Class A) 46,658,277
552,202 Skanska AB (B Shares) 14,913,494
541,991 (a),(b) SKF AB (B Shares) 13,646,641
1,014,015 (b) Svenska Cellulosa AB (B Shares) 11,619,197
2,336,224 Svenska Handelsbanken AB 33,197,583
1,322,641 Swedbank AB (A Shares) 46,754,330
318,890 (a) Swedish Orphan Biovitrum AB 14,960,114
878,161 (a) Tele2 AB (B Shares) 18,019,290
3,643,190 (a),(b) TeliaSonera AB 19,043,118
304,699 (b) Trelleborg AB (B Shares) 12,510,644
2,489,765 (b) Volvo AB (B Shares) 86,785,078
TOTAL SWEDEN 1,102,544,294
SWITZERLAND - 4.7%
2,463,717 ABB Ltd 249,179,508
48,595 (a),(b) Banque Cantonale Vaudoise 7,657,337
5,486 (b) Barry Callebaut AG. 8,222,740
15,670 Belimo Holding AG. 14,349,944
30,700 BKW AG. 6,136,746
171 Chocoladefabriken Lindt & Spruengli AG. 22,082,165
846,045 Cie Financiere Richemont S.A. 162,370,645
269,197 DSM-Firmenich AG. 20,105,995
138,252 Dufry Group 7,640,295
11,654 (b) EMS-Chemie Holding AG. 9,934,148
288,597 Galderma Group AG. 60,545,730
53,708 Geberit AG. 36,293,751
14,310 Givaudan S.A. 51,030,293
123,844 (a) Helvetia Holding AG. 33,956,046
320,759 Julius Baer Group Ltd 26,365,395
76,220 (b) Kuehne & Nagel International AG. 17,901,550
1,443 Lindt & Spruengli AG. 17,683,145
237,127 Logitech International S.A. 23,407,394
110,147 Lonza Group AG. 67,720,681
35,341 (a),(b) Partners Group 38,422,825
655,871 Sandoz Group AG. 52,609,671
61,859 Schindler Holding AG. 21,627,053
39,716 Schindler Holding AG. (Registered) 13,298,542
256,451 SGS S.A. 27,786,474
236,324 Sika AG. 43,593,795
78,410 Sonova Holdings AG 17,188,106
177,458 Straumann Holding AG. 19,259,300
43,802 (a) Swatch Group AG. 10,167,692
44,911 (a) Swiss Life Holding 52,730,113
127,683 Swiss Prime Site AG. 22,126,913
40,156 Swisscom AG. 33,965,056
4,992,499 UBS Group AG 220,927,049
42,875 (c) VAT Group AG. 32,209,859

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SWITZERLAND (continued)
229,982 Zurich Insurance Group AG $ 160,348,053
TOTAL SWITZERLAND 1,608,844,009
UNITED ARAB EMIRATES - 0.0%
121,704 (a),(d) NMC Health plc 0
TOTAL UNITED ARAB EMIRATES 0
UNITED KINGDOM - 11.0%
1,568,093 3i Group plc 54,534,710
412,646 (a) Admiral Group plc 18,967,738
522,012 (a) Associated British Foods plc 12,998,879
2,441,700 AstraZeneca plc 463,244,720
1,399,059 (c) Auto Trader Group plc 9,411,363
4,838,016 Aviva plc 41,032,454
4,724,206 BAE Systems plc 131,396,921
21,758,144 Barclays plc 127,892,430
2,133,162 Barratt Developments plc 7,265,016
3,428,618 British American Tobacco plc 201,927,773
9,351,114 BT Group plc 27,490,727
511,890 Bunzl plc 16,874,978
7,317,363 Centrica plc 21,387,850
4,151,187 (a) CK Hutchison Holdings Ltd 34,663,183
320,299 Coca-Cola Europacific Partners plc 30,290,676
2,674,732 Compass Group plc 75,579,918
3,510,939 Diageo plc 70,988,996
1,014,649 Entain plc 7,489,100
6,398,134 GSK plc 167,742,875
587,085 Halma plc 35,329,395
26,996,728 HSBC Holdings plc 496,734,814
1,182,142 Imperial Tobacco Group plc 44,912,687
1,977,100 Informa plc 21,376,610
1,845,251 (a) International Consolidated Airlines Group S.A. 9,308,754
232,674 (a) Intertek Group plc 14,988,418
2,741,954 (a) J Sainsbury plc 12,267,900
3,397,209 JD Sports Fashion plc 3,118,656
2,735,168 (a) Kingfisher plc 10,755,512
1,036,601 Land Securities Group plc 8,340,787
8,833,458 Legal & General Group plc 30,314,011
92,584,070 Lloyds TSB Group plc 125,849,701
718,692 London Stock Exchange Group plc 93,255,081
3,563,655 M&G plc 14,646,449
3,143,827 Marks & Spencer Group plc 14,121,552
1,981,189 Melrose Industries plc 13,001,097
7,809,818 National Grid plc 139,800,236
12,587,720 NatWest Group plc 100,398,033
180,985 (a) Next plc 31,941,769
912,311 Pearson plc 13,462,940
1,073,355 Phoenix Group Holdings plc 11,042,773
1,007,917 Reckitt Benckiser Group plc 64,132,310
2,861,229 RELX plc 104,338,518
3,965,831 Rentokil Initial plc 26,736,663
13,182,275 Rolls-Royce Holdings plc 212,123,325
1,515,843 Sage Group plc 18,078,911
1,150,850 Schroders plc 9,061,773
1,898,243 Scottish & Southern Energy plc 67,965,375
2,041,938 Segro plc 19,341,199
418,158 Severn Trent plc 18,588,700
1,246,920 Smith & Nephew plc 19,294,605
504,547 Smiths Group plc 17,419,804
115,027 Spirax-Sarco Engineering plc 11,226,286
3,043,381 Standard Chartered plc 77,499,161
9,995,827 Tesco plc 65,567,567
3,432,475 Unilever plc 200,165,195
1,085,298 United Utilities Group plc 21,523,836

International Equity Index

See Notes to Financial Statements
Portfolios of Investments April 30, 2026
(continued)
SHARES DESCRIPTION VALUE
UNITED KINGDOM (continued)
398,020 (a),(b) Verisure plc $ 4,973,213
29,507,104 Vodafone Group plc 46,950,083
265,116 (a) Whitbread plc 8,058,978
1,068,738 (a) Wise plc 15,284,373
TOTAL UNITED KINGDOM 3,794,477,357
UNITED STATES - 8.8%
2,035,975 (a) Aegon NV 16,871,307
787,838 (a) Alcon, Inc 58,813,914
4,502 AP Moller - Maersk AS (Class A) 10,563,577
6,074 AP Moller - Maersk AS (Class B) 14,390,471
24,745,919 (a) BP plc 195,884,509
126,552 (a),(b) Buzzi Unicem S.p.A. 6,929,194
80,001 (a),(d) CyberArk Software Ltd 3,600,045
1,438,410 Experian Group Ltd 52,630,016
794,449 Ferrovial SE 54,555,997
14,010,898 Haleon plc 64,700,489
801,050 (a) Holcim Ltd 74,438,648
221,000 InterContinental Hotels Group plc 31,598,819
64,529 (a) Monday.com Ltd 4,250,525
4,043,277 Nestle S.A. 409,339,920
2,985,870 Novartis AG. 441,280,740
326,666 QIAGEN NV 11,143,080
1,103,792 Roche Holding AG. 449,795,063
51,439 Roche Holding AG. 21,514,958
1,723,188 Sanofi-Aventis 161,249,817
861,996 Schneider Electric S.A. 274,294,658
8,954,634 Shell plc 407,138,283
246,419 (a) Spotify Technology S.A. 110,038,405
3,178,946 Stellantis NV 23,327,025
659,837 Sunbelt Rentals Holdings, Inc 49,595,975
467,695 Swiss Re AG. 75,340,359
613,662 (a) Tenaris S.A. 19,588,916
TOTAL UNITED STATES 3,042,874,710
TOTAL COMMON STOCKS
(Cost $19,592,540,596) 33,818,366,854
TOTAL LONG-TERM INVESTMENTS
(Cost $19,592,540,596) 33,818,366,854
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.7%
249,135,957 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3.670%(f) 249,135,957
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $249,135,957) 249,135,957
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 2.0%
GOVERNMENT AGENCY DEBT - 0.7%
$ 5,000,000 Federal Agricultural Mortgage Corp Discount Notes 0 .000 05/21/26 4,989,529
10,000,000 Federal Farm Credit Discount Notes 0 .000 06/02/26 9,967,000
10,000,000 Federal Farm Credit, 05 0 .000 05/26/26 9,974,072
10,000,000 Federal Farm Credit, 07 0 .000 07/14/26 9,925,104
3,500,000 Federal Home Loan Bank 0 .000 10/06/26 3,444,505
5,625,000 Federal Home Loan Bank (FHLB) 0 .000 05/08/26 5,620,512
635,000 Federal Home Loan Bank (FHLB) 0 .000 05/12/26 634,240
9,366,000 Federal Home Loan Bank (FHLB) 0 .000 06/22/26 9,316,360
12,000,000 Federal Home Loan Bank (FHLB) 0 .000 06/26/26 11,931,600
9,000,000 Federal Home Loan Bank (FHLB) 0 .000 07/15/26 8,931,695
25,000,000 Federal Home Loan Bank (FHLB) 0 .000 10/23/26 24,561,222
9,135,000 Federal Home Loan Bank (FHLB) 0 .000 10/28/26 8,970,116
25,000,000 Federal Home Loan Bank (FHLB) 0 .000 01/15/27 24,353,611
20,000,000 Federal Home Loan Bank (FHLB) 0 .000 01/21/27 19,470,956

See Notes to Financial Statements
Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT AGENCY DEBT (continued)
$ 6,000,000 Federal Home Loan Bank Discount Notes 0 .000% 05/13/26 $ 5,992,222
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 05/27/26 9,973,075
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 07/17/26 9,922,108
11,000,000 Federal Home Loan Bank Discount Notes 0 .000 07/22/26 10,908,827
6,250,000 Federal Home Loan Bank Discount Notes 0 .000 08/21/26 6,179,473
6,000,000 Federal Home Loan Bank Discount Notes 0 .000 09/11/26 5,919,823
5,250,000 Federal Home Loan Bank Discount Notes 0 .000 09/18/26 5,176,181
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 09/25/26 9,852,411
10,000,000 Federal Home Loan Bank, 08 0 .000 08/26/26 9,882,164
5,000,000 Federal National Mortgage Association Discount Notes 0 .000 05/08/26 4,996,011
TOTAL GOVERNMENT AGENCY DEBT 230,892,817
REPURCHASE AGREEMENT - 0.8%
293,880,000 (g) Fixed Income Clearing Corporation 3 .640 05/01/26 293,880,000
TOTAL REPURCHASE AGREEMENT 293,880,000
TREASURY DEBT - 0.5%
10,000,000 United States Treasury Bill 0 .000 05/05/26 9,996,067
10,100,000 United States Treasury Bill 0 .000 05/07/26 10,093,944
15,000,000 United States Treasury Bill 0 .000 05/12/26 14,983,618
8,400,000 United States Treasury Bill 0 .000 05/14/26 8,389,133
24,185,000 United States Treasury Bill 0 .000 05/19/26 24,141,579
25,000,000 United States Treasury Bill 0 .000 05/28/26 24,933,062
20,000,000 United States Treasury Bill 0 .000 06/09/26 19,922,108
12,500,000 United States Treasury Bill 0 .000 06/30/26 12,424,388
2,035,000 United States Treasury Bill 0 .000 07/02/26 2,022,348
20,000,000 United States Treasury Bill 0 .000 07/21/26 19,838,844
10,000,000 United States Treasury Bill 0 .000 09/01/26 9,880,546
TOTAL TREASURY DEBT 156,625,637
TOTAL SHORT-TERM INVESTMENTS
(Cost $681,403,507) 681,398,454
TOTAL INVESTMENTS - 100.7%
(Cost $20,523,080,060) 34,748,901,265
OTHER ASSETS & LIABILITIES, NET - (0.7)% (254,923,261)
NET ASSETS - 100.0% $ 34,493,978,004
ADR American Depositary Receipt
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $906,674,390.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $305,006,586 or 0.9% of Total
Investments.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 3.640% dated 4/30/26 to be repurchased at $293,909,715 on 5/1/26, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 2/28/30, valued at $299,757,687.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
MSCI EAFE Index 2,684 06/19/26  $ 397,999,485 $ 408,786,620 $ 10,787,135

Statement of Assets and Liabilities
See Notes to Financial Statements

April 30, 2026 (Unaudited)
4.1
Equity Index
4.2
Large Cap Growth Index
4.3
Large Cap Value Index
ASSETS
Long-term investments, at value
*†
$ 57,858,792,647 $ 18,719,093,229 $ 12,686,562,312
Short-term investments, at value
#
993,778,070 – 2,650,000
Investments purchased with collateral from securities lending, at value (cost approximates value) 69,853,488 60,711,127 60,153,317
Cash 6,852,018 – –
Cash denominated in foreign currencies
^
– – –
Cash collateral at brokers for investments in futures contracts – – –
Receivables:
Dividends 23,177,908 3,281,041 7,792,037
Interest 72,428 – 268
Investments sold – 72,824,825 –
Reclaims – – 96,815
Reimbursement from Adviser 1,121,753 – –
Shares sold 735,624 11,187,153 4,248,823
Variation margin on futures contracts 5,272,758 – –
Other 3,284,171 1,080,089 1,088,484
Total assets 58,962,940,865 18,868,177,464 12,762,592,056
LIABILITIES
Due to affiliates 21,516 8,655 5,913
Cash collateral due to broker 5,272,769 – –
Cash overdraft – 1,232,190 18,292
Payables:
Management fees 1,859,028 590,107 402,929
Collateral from securities lending 69,853,488 60,711,127 60,153,317
Capital gain taxes – – –
Investments purchased - regular settlement – 65,004,330 1,562,740
Shares redeemed 484,957,333 10,065,551 7,963,730
Service agreement fees 189,365 344,673 273,529
Accrued expenses:
Custodian fees 315,959 121,036 98,914
Professional fees 23,177 12,820 12,675
Shareholder reporting expenses 100,535 166,274 144,148
Shareholder servicing agent fees 102,564 79,557 48,312
Trustees fees 3,103,271 1,006,884 979,233
12b-1 distribution and service fees 390,615 – –
Other – – –
Total liabilities 566,189,620 139,343,204 71,663,732
Net assets $ 58,396,751,245 $ 18,728,834,260 $ 12,690,928,324
NET ASSETS CONSIST OF:
Paid-in capital $ 18,813,907,184 $ 5,636,137,191 $ 7,156,569,811
Total distributable earnings (loss) 39,582,844,061 13,092,697,069 5,534,358,513
Net assets $ 58,396,751,245 $ 18,728,834,260 $ 12,690,928,324
*
Includes securities loaned of $ 182,904,504 $ 44,126,382 $ 73,157,755
†
Long-term investments, cost $ 18,679,289,501 $ 5,680,134,466 $ 7,126,089,184
#
Short-term investments, cost $ 993,783,335 $ – $ 2,650,000
^
Cash denominated in foreign currencies, cost $ – $ – $ –

See Notes to Financial Statements

4.4
S&P 500 Index
4.5
Small Cap Blend Index
4.6
Emerging Markets Equity
Index
4.7
International Equity Index
$ 13,503,114,387 $ 3,904,630,739 $ 9,282,012,821 $ 33,818,366,854
151,575,238 42,503,075 156,781,769 681,398,454
1,758,929 78,704,912 15,641,463 249,135,957
1,499,662 986,553 3,983,185 14,585,512
– – 3,329,408 25,599,561
– 2,144,673 5,037,601 14,098,505
5,473,651 1,550,598 8,755,705 126,922,629
7,284 3,289 11,317 29,715
– – 4,042 625,124
54,346 – 92,964 96,329,644
– – 678,358 433,267
8,365,448 1,622,342 8,212,964 26,837,638
1,447,594 993,533 2,399,400 9,474,520
1,113,296 725,263 559,071 2,636,842
13,674,409,835 4,033,864,977 9,487,500,068 35,066,474,222
6,369 2,918 6,022 13,695
1,447,592 – – –
– – – –
430,103 124,322 737,503 1,117,530
1,758,929 78,704,912 15,641,463 249,135,957
– – 55,876,082 –
9,880,339 – – 263,467,580
1,157,319 2,408,573 41,918,829 54,557,759
874,647 144,456 269,778 531,421
98,487 58,826 3,636,775 1,435,020
14,357 20,660 26,953 26,597
30,710 42,420 23,947 61,596
90,399 11,666 6,491 88,175
1,079,646 511,329 337,470 1,951,067
– – 6,217 19,980
– – 175,586 89,841
16,868,897 82,030,082 118,663,116 572,496,218
$ 13,657,540,938 $ 3,951,834,895 $ 9,368,836,952 $ 34,493,978,004
$ 4,246,128,634 $ 2,202,568,964 $ 5,939,325,773 $ 22,073,745,418
9,411,412,304 1,749,265,931 3,429,511,179 12,420,232,586
$ 13,657,540,938 $ 3,951,834,895 $ 9,368,836,952 $ 34,493,978,004
$ 5,705,979 $ 195,181,791 $ 83,929,245 $ 906,674,390
$ 4,068,569,702 $ 2,103,415,914 $ 4,619,243,595 $ 19,592,540,596
$ 151,575,804 $ 42,503,841 $ 156,782,421 $ 681,403,507
$ – $ – $ 3,330,933 $ 25,423,054

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
150
(continued)
(continued)
Statement of Assets and Liabilities
(continued)
April 30, 2026 (Unaudited)
4.1
Equity Index
4.2
Large Cap Growth Index
4.3
Large Cap Value Index
CLASS A:
Net assets $ 1,943,003,766 $ – $ –
Shares outstanding 38,401,777 – –
Net asset value ("NAV") per share $ 50 .60 $ – $ –
Maximum sales charge 5.75% –% –%
Offering price per share (NAV per share plus maximum sales charge) $ 53 .69 $ – $ –
CLASS I:
Net assets $ 15,427,352 $ 273,308,857 $ 134,555,165
Shares outstanding 310,716 3,571,147 4,353,614
NAV and offering price per share $ 49 .65 $ 76 .53 $ 30 .91
PREMIER CLASS:
Net assets $ 52,583,468 $ – $ –
Shares outstanding 1,062,241 – –
NAV and offering price per share $ 49 .50 $ – $ –
CLASS R6:
Net assets $ 22,142,488,605 $ 16,707,237,743 $ 11,186,166,947
Shares outstanding 446,181,857 217,805,568 362,105,345
NAV and offering price per share $ 49 .63 $ 76 .71 $ 30 .89
RETIREMENT CLASS:
Net assets $ 956,218,237 $ 1,748,287,660 $ 1,370,206,212
Shares outstanding 18,963,479 22,597,205 43,363,001
NAV and offering price per share $ 50 .42 $ 77 .37 $ 31 .60
CLASS W:
Net assets $ 33,287,029,817 $ – $ –
Shares outstanding 670,462,148 – –
NAV and offering price per share $ 49 .65 $ – $ –
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements

4.4
S&P 500 Index
4.5
Small Cap Blend Index
4.6
Emerging Markets Equity
Index
4.7
International Equity Index
$ – $ – $ 24,079,209 $ –
– – 1,480,562 –
$ – $ – $ 16 .26 $ –
–% –% 5.75% –%
$ – $ – $ 17 .25 $ –
$ 247,526,386 $ 25,176,749 $ 6,271,042 $ 219,538,442
3,182,238 863,009 383,131 7,379,797
$ 77 .78 $ 29 .17 $ 16 .37 $ 29 .75
$ – $ – $ 12,053,381 $ 161,885,139
– – 739,298 5,449,986
$ – $ – $ 16 .30 $ 29 .70
$ 8,939,575,828 $ 3,191,137,262 $ 1,645,182,500 $ 19,965,926,141
114,665,197 109,094,599 100,839,369 670,692,330
$ 77 .96 $ 29 .25 $ 16 .31 $ 29 .77
$ 4,470,438,724 $ 735,520,884 $ 1,372,910,105 $ 2,631,338,074
57,859,761 25,015,704 84,683,407 86,080,509
$ 77 .26 $ 29 .40 $ 16 .21 $ 30 .57
$ – $ – $ 6,308,340,715 $ 11,515,290,208
– – 385,812,511 386,606,988
$ – $ – $ 16 .35 $ 29 .79
Unlimited Unlimited Unlimited Unlimited
$ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

Statement of Operations
See Notes to Financial Statements

Six Months Ended April 30, 2026 (Unaudited) 4.1 Equity Index 4.2 Large Cap Growth Index 4.3 Large Cap Value Index
INVESTMENT INCOME
Dividends $ 311,961,682 $ 46,565,386 $ 109,154,866
Interest 9,074,609 94,219 60,549
Securities lending income, net 953,866 90,450 158,551
Tax withheld (197,932) (35,886) (55,582)
Total investment income 321,792,225 46,714,169 109,318,384
EXPENSES
Management fees 10,959,551 3,537,297 2,379,055
12b-1 distribution and service fees — Class A 2,323,110 – –
12b-1 distribution and service fees — Premier Class 37,873 – –
Shareholder servicing agent fees — Class A 234,232 – –
Shareholder servicing agent fees — Class I 4,580 95,874 57,485
Shareholder servicing agent fees — Premier Class 79 – –
Shareholder servicing agent fees — Class R6 1,338 18,853 6,971
Shareholder servicing agent fees — Retirement Class 1,161,875 2,153,344 1,642,388
Shareholder servicing agent fees — Class W 2,347 – –
Administrative service fees 79,125 31,639 21,465
Trustees fees 228,786 77,342 46,965
Custodian expenses 125,567 48,010 39,036
Overdraft expense – 9,628 17,641
Professional fees 47,338 20,814 19,958
Registration fees 43,678 45,052 39,271
Shareholder reporting expenses 49,342 203,052 181,333
Other 133,975 46,504 32,505
Total expenses 15,432,796 6,287,409 4,484,073
Expenses reimbursed by the investment adviser (6,696,744) – –
Net expenses 8,736,052 6,287,409 4,484,073
Net investment income (loss) 313,056,173 40,426,760 104,834,311
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments
*
600,818,437 130,598,162 84,177,840
Futures contracts 33,087,354 – –
Foreign currency transactions 10,217 358 1,235
Net realized gain (loss) 633,916,008 130,598,520 84,179,075
Change in unrealized appreciation (depreciation) on:
Investments
‡
2,487,729,282 (427,793,007) 1,404,569,933
Futures contracts (8,494,534) – –
Foreign currency translations – – –
Net change in unrealized appreciation (depreciation) 2,479,234,748 (427,793,007) 1,404,569,933
Net realized and unrealized gain (loss) 3,113,150,756 (297,194,487) 1,488,749,008
Net increase (decrease) in net assets from operations $ 3,426,206,929 $ (256,767,727) $ 1,593,583,319
*   Net of foreign capital gains tax $ – $ – $ –
‡
   Net of change in foreign capital gains tax $ – $ – $ –

See Notes to Financial Statements

4.4 S&P 500 Index 4.5 Small Cap Blend Index
4.6 Emerging Markets Equity
Index 4.7 International Equity Index
$ 72,800,929 $ 19,812,738 $ 82,606,715 $ 499,440,839
2,597,258 508,676 2,027,267 7,236,410
11,430 1,000,139 632,140 1,739,807
(16,675) (37,465) (9,269,090) (42,272,893)
75,392,942 21,284,088 75,997,032 466,144,163
2,530,131 731,739 4,375,112 6,676,737
– – 27,072 –
– – 8,439 131,887
– – 9,523 –
168,974 16,174 2,481 138,023
– – 80 199
6,227 7,066 775 12,768
5,080,657 851,775 1,526,770 3,061,331
– – 702 931
24,075 10,611 21,956 49,047
51,882 14,334 37,245 140,049
39,297 23,190 1,453,772 578,027
393 – 7,714 –
21,972 24,307 33,746 42,420
37,899 28,729 41,914 53,656
51,841 65,662 25,698 115,581
39,967 18,328 143,411 222,690
8,053,315 1,791,915 7,716,410 11,223,346
– – (4,108,167) (2,657,903)
8,053,315 1,791,915 3,608,243 8,565,443
67,339,627 19,492,173 72,388,789 457,578,720
(3,039,386) 54,174,110 218,793,358 235,142,225
(3,138,570) 1,422,135 10,367,411 36,609,133
1,563 4,074 (3,187,714) (3,893,878)
(6,176,393) 55,600,319 225,973,055 267,857,480
697,463,494 403,080,919 1,141,545,774 2,746,843,082
9,452,862 1,736,836 6,259,963 9,781,399
– – 224,970 6,587,123
706,916,356 404,817,755 1,148,030,707 2,763,211,604
700,739,963 460,418,074 1,374,003,762 3,031,069,084
$ 768,079,590 $ 479,910,247 $ 1,446,392,551 $ 3,488,647,804
$ – $ – $ 8,315,555 $ –
$ – $ – $ 19,981,182 $ –

Statement of Changes in Net Assets
See Notes to Financial Statements

4.1
Equity Index
4.2
Large Cap Growth Index
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
OPERATIONS
Net investment income (loss) $ 313,056,173 $ 641,348,619 $ 40,426,760 $ 85,860,820
Net realized gain (loss) 633,916,008 686,224,260 130,598,520 709,918,244
Net change in unrealized appreciation
(depreciation) 2,479,234,748 8,668,702,246 (427,793,007) 3,726,662,719
Net increase (decrease) in net assets from
operations 3,426,206,929 9,996,275,125 (256,767,727) 4,522,441,783
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (38,505,824) (22,985,450) – –
Class I (305,146) (143,142) (9,708,837) (6,591,748)
Premier Class (1,145,952) (626,797) – –
Class R6 (460,585,617) (273,803,382) (677,967,093) (454,361,528)
Retirement Class (19,757,846) (11,496,075) (71,716,405) (40,172,601)
Class W (760,740,121) (469,124,577) – –
Total distributions (1,281,040,506) (778,179,423) (759,392,335) (501,125,877)
FUND SHARE TRANSACTIONS
Subscriptions 3,069,073,172 5,747,479,626 2,103,586,563 3,228,685,700
Reinvestments of distributions 1,277,573,965 776,183,537 640,011,076 431,267,751
Redemptions (4,212,165,982) (7,196,757,989) (1,593,020,044) (4,117,204,554)
Net increase (decrease) from Fund share
transactions 134,481,155 (673,094,826) 1,150,577,595 (457,251,103)
Net increase (decrease) in net assets 2,279,647,578 8,545,000,876 134,417,533 3,564,064,803
Net assets at the beginning of period 56,117,103,667 47,572,102,791 18,594,416,727 15,030,351,924
Net assets at the end of period $ 58,396,751,245 $ 56,117,103,667 $ 18,728,834,260 $ 18,594,416,727

See Notes to Financial Statements

4.3
Large Cap Value Index
4.4
S&P 500 Index
4.5
Small Cap Blend Index
4.6
Emerging Markets Equity Index
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
$ 104,834,311 $ 213,867,430 $ 67,339,627 $ 131,293,141 $ 19,492,173 $ 39,968,570 $ 72,388,789 $ 188,695,852
84,179,075 467,292,446 (6,176,393) 158,987,783 55,600,319 113,968,137 225,973,055 (234,753,891)
1,404,569,933 513,300,057 706,916,356 1,905,936,467 404,817,755 302,768,601 1,148,030,707 2,075,392,070
1,593,583,319 1,194,459,933 768,079,590 2,196,217,391 479,910,247 456,705,308 1,446,392,551 2,029,334,031
– – – – – – – –
– – – – – – (497,964) (402,420)
(7,110,014) (3,098,412) (5,139,145) (2,454,325) (893,827) (1,560,838) (148,097) (127,114)
– – – – – – (287,878) (206,686)
(589,743,413) (269,496,036) (193,204,156) (116,309,959) (115,422,521) (184,177,629) (44,644,093) (37,144,733)
(69,011,770) (37,427,013) (85,023,928) (40,275,761) (24,908,333) (40,642,346) (29,823,406) (20,627,137)
– – – – – – (169,711,517) (148,087,246)
(665,865,197) (310,021,461) (283,367,229) (159,040,045) (141,224,681) (226,380,813) (245,112,955) (206,595,336)
877,073,555 2,152,064,574 714,183,992 1,545,793,386 124,651,027 357,821,185 678,613,578 1,278,500,774
553,492,816 268,805,606 278,683,181 157,208,034 138,475,227 222,027,408 245,085,886 206,571,360
(1,294,988,997) (2,545,100,155) (457,549,130) (1,815,630,736) (305,482,635) (675,935,706) (1,547,395,831) (1,558,277,494)
135,577,374 (124,229,975) 535,318,043 (112,629,316) (42,356,381) (96,087,113) (623,696,367) (73,205,360)
1,063,295,496 760,208,497 1,020,030,404 1,924,548,030 296,329,185 134,237,382 577,583,229 1,749,533,335
11,627,632,828 10,867,424,331 12,637,510,534 10,712,962,504 3,655,505,710 3,521,268,328 8,791,253,723 7,041,720,388
$ 12,690,928,324 $ 11,627,632,828 $ 13,657,540,938 $ 12,637,510,534 $ 3,951,834,895 $ 3,655,505,710 $ 9,368,836,952 $ 8,791,253,723

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
156
(continued)
(continued)
Statement of Changes in Net Assets
(continued)
4.7
International Equity Index
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
OPERATIONS
Net investment income (loss) $ 457,578,720 $ 888,819,811
Net realized gain (loss) 267,857,480 (500,816,392)
Net change in unrealized appreciation (depreciation) 2,763,211,604 6,008,908,424
Net increase (decrease) in net assets from operations 3,488,647,804 6,396,911,843
DISTRIBUTIONS TO SHAREHOLDERS – –
Dividends:
Class I (7,559,536) (5,447,414)
Premier Class (6,405,482) (4,434,973)
Class R6 (715,939,584) (454,802,619)
Retirement Class (82,171,014) (45,014,620)
Class W (446,021,097) (324,769,297)
Total distributions (1,258,096,713) (834,468,923)
FUND SHARE TRANSACTIONS
Subscriptions 2,493,957,768 4,051,508,380
Reinvestments of distributions 1,229,111,733 815,826,111
Redemptions (4,391,466,076) (4,663,322,039)
Net increase (decrease) from Fund share transactions (668,396,575) 204,012,452
Net increase (decrease) in net assets 1,562,154,516 5,766,455,372
Net assets at the beginning of period 32,931,823,488 27,165,368,116
Net assets at the end of period $ 34,493,978,004 $ 32,931,823,488

Financial Highlights
See Notes to Financial Statements

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.1
Equity Index
Class A:
4/30/26
(c)
$ 48 .74 $ 0 .21 $ 2 .64 $ 2 .85 $ ( 0 .44 ) $ ( 0 .55 ) $ ( 0 .99 ) $ 50 .60
10/31/25 41 .01 0 .42 7 .87 8 .29 ( 0 .43 ) ( 0 .13 ) ( 0 .56 ) 48 .74
10/31/24 30 .22 0 .41 10 .79 11 .20 ( 0 .41 ) — ( 0 .41 ) 41 .01
10/31/23 28 .39 0 .41 1 .85 2 .26 ( 0 .36 ) ( 0 .07 ) ( 0 .43 ) 30 .22
10/31/22 34 .70 0 .38 ( 6 .07 ) ( 5 .69 ) ( 0 .32 ) ( 0 .30 ) ( 0 .62 ) 28 .39
10/31/21 24 .48 0 .32 10 .23 10 .55 ( 0 .33 ) — ( 0 .33 ) 34 .70
Class I:
4/30/26
(c)
47 .91 0 .25 2 .60 2 .85 ( 0 .56 ) ( 0 .55 ) ( 1 .11 ) 49 .65
10/31/25 40 .28 0 .52 7 .73 8 .25 ( 0 .49 ) ( 0 .13 ) ( 0 .62 ) 47 .91
10/31/24 29 .69 0 .47 10 .58 11 .05 ( 0 .46 ) — ( 0 .46 ) 40 .28
10/31/23 27 .88 0 .46 1 .81 2 .27 ( 0 .39 ) ( 0 .07 ) ( 0 .46 ) 29 .69
10/31/22 34 .11 0 .41 ( 5 .95 ) ( 5 .54 ) ( 0 .39 ) ( 0 .30 ) ( 0 .69 ) 27 .88
10/31/21 24 .05 0 .35 10 .06 10 .41 ( 0 .35 ) — ( 0 .35 ) 34 .11
Premier Class:
4/30/26
(c)
47 .74 0 .23 2 .59 2 .82 ( 0 .51 ) ( 0 .55 ) ( 1 .06 ) 49 .50
10/31/25 40 .17 0 .47 7 .70 8 .17 ( 0 .47 ) ( 0 .13 ) ( 0 .60 ) 47 .74
10/31/24 29 .60 0 .45 10 .56 11 .01 ( 0 .44 ) — ( 0 .44 ) 40 .17
10/31/23 27 .81 0 .44 1 .81 2 .25 ( 0 .39 ) ( 0 .07 ) ( 0 .46 ) 29 .60
10/31/22 34 .01 0 .39 ( 5 .93 ) ( 5 .54 ) ( 0 .36 ) ( 0 .30 ) ( 0 .66 ) 27 .81
10/31/21 23 .99 0 .35 10 .03 10 .38 ( 0 .36 ) — ( 0 .36 ) 34 .01
Class R6:
4/30/26
(c)
47 .89 0 .26 2 .60 2 .86 ( 0 .57 ) ( 0 .55 ) ( 1 .12 ) 49 .63
10/31/25 40 .30 0 .53 7 .73 8 .26 ( 0 .54 ) ( 0 .13 ) ( 0 .67 ) 47 .89
10/31/24 29 .69 0 .50 10 .61 11 .11 ( 0 .50 ) — ( 0 .50 ) 40 .30
10/31/23 27 .90 0 .48 1 .81 2 .29 ( 0 .43 ) ( 0 .07 ) ( 0 .50 ) 29 .69
10/31/22 34 .12 0 .44 ( 5 .95 ) ( 5 .51 ) ( 0 .41 ) ( 0 .30 ) ( 0 .71 ) 27 .90
10/31/21 24 .07 0 .39 10 .06 10 .45 ( 0 .40 ) — ( 0 .40 ) 34 .12
Retirement Class:
4/30/26
(c)
48 .59 0 .21 2 .63 2 .84 ( 0 .46 ) ( 0 .55 ) ( 1 .01 ) 50 .42
10/31/25 40 .88 0 .43 7 .85 8 .28 ( 0 .44 ) ( 0 .13 ) ( 0 .57 ) 48 .59
10/31/24 30 .12 0 .42 10 .76 11 .18 ( 0 .42 ) — ( 0 .42 ) 40 .88
10/31/23 28 .29 0 .42 1 .83 2 .25 ( 0 .35 ) ( 0 .07 ) ( 0 .42 ) 30 .12
10/31/22 34 .59 0 .37 ( 6 .04 ) ( 5 .67 ) ( 0 .33 ) ( 0 .30 ) ( 0 .63 ) 28 .29
10/31/21 24 .40 0 .32 10 .21 10 .53 ( 0 .34 ) — ( 0 .34 ) 34 .59
Class W:
4/30/26
(c)
47 .91 0 .28 2 .60 2 .88 ( 0 .59 ) ( 0 .55 ) ( 1 .14 ) 49 .65
10/31/25 40 .32 0 .55 7 .72 8 .27 ( 0 .55 ) ( 0 .13 ) ( 0 .68 ) 47 .91
10/31/24 29 .71 0 .52 10 .60 11 .12 ( 0 .51 ) — ( 0 .51 ) 40 .32
10/31/23 27 .91 0 .50 1 .81 2 .31 ( 0 .44 ) ( 0 .07 ) ( 0 .51 ) 29 .71
10/31/22 34 .13 0 .45 ( 5 .94 ) ( 5 .49 ) ( 0 .43 ) ( 0 .30 ) ( 0 .73 ) 27 .91
10/31/21 24 .08 0 .41 10 .05 10 .46 ( 0 .41 ) — ( 0 .41 ) 34 .13
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Unaudited
(d)
Annualized.
(e)
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5 .97% $ 1,943,004 0 .32%
(d)
0 .32%
(d)
0 .86%
(d)
14%
20 .38 1,900,227 0 .32 0 .32 0 .97 7
37 .39 1,684,649 0 .32 0 .32 1 .10 3
8 .05 1,276,703 0 .32 0 .32 1 .37 4
(e)
( 16 .70 ) 1,231,300 0 .32 0 .28 1 .22 7
43 .45 1,493,507 0 .32 0 .32 1 .02 7
(e)
6 .09 15,427 0 .11
(d)
0 .11
(d)
1 .06
(d)
14
20 .67 13,224 0 .07 0 .07 1 .21 7
37 .62 9,344 0 .15 0 .15 1 .30 3
8 .25 11,988 0 .15 0 .15 1 .54 4
(e)
( 16 .59 ) 11,341 0 .15 0 .15 1 .33 7
43 .66 14,119 0 .17 0 .17 1 .16 7
(e)
6 .03 52,583 0 .19
(d)
0 .19
(d)
0 .99
(d)
14
20 .53 50,595 0 .19 0 .19 1 .10 7
37 .55 42,186 0 .20 0 .20 1 .24 3
8 .18 40,778 0 .20 0 .20 1 .50 4
(e)
( 16 .62 ) 54,969 0 .20 0 .20 1 .30 7
43 .64 71,581 0 .20 0 .20 1 .15 7
(e)
6 .14 22,142,489 0 .04
(d)
0 .04
(d)
1 .13
(d)
14
20 .70 19,656,927 0 .04 0 .04 1 .25 7
37 .78 16,533,797 0 .05 0 .05 1 .38 3
8 .32 12,336,618 0 .05 0 .05 1 .64 4
(e)
( 16 .50 ) 11,632,072 0 .05 0 .05 1 .46 7
43 .84 12,335,597 0 .05 0 .05 1 .30 7
(e)
5 .97 956,218 0 .29
(d)
0 .29
(d)
0 .89
(d)
14
20 .42 967,820 0 .29 0 .29 1 .00 7
37 .44 833,358 0 .30 0 .30 1 .13 3
8 .05 647,237 0 .30 0 .30 1 .39 4
(e)
( 16 .71 ) 651,723 0 .30 0 .30 1 .20 7
43 .50 838,804 0 .30 0 .30 1 .05 7
(e)
6 .15 33,287,030 0 .04
(d)
0.00
(d)
1 .18
(d)
14
20 .74 33,528,311 0 .04 0.00 1 .29 7
37 .85 28,468,770 0 .05 0.00 1 .42 3
8 .40 21,801,793 0 .05 0.00 1 .68 4
(e)
( 16 .46 ) 19,193,641 0 .05 0.00 1 .50 7
43 .88 20,403,908 0 .05 0.00 1 .34 7
(e)

Financial Highlights
(continued)
See Notes to Financial Statements
160
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.2
Large Cap Growth Index
Class I:
4/30/26
(c)
$ 81 .13 $ 0 .15 $ ( 1 .45 ) $ ( 1 .30 ) $ ( 0 .34 ) $ ( 2 .96 ) $ ( 3 .30 ) $ 76 .53
10/31/25 64 .15 0 .33 18 .76 19 .09 ( 0 .33 ) ( 1 .78 ) ( 2 .11 ) 81 .13
10/31/24 45 .52 0 .33 19 .25 19 .58 ( 0 .36 ) ( 0 .59 ) ( 0 .95 ) 64 .15
10/31/23 42 .34 0 .33 6 .88 7 .21 ( 0 .36 ) ( 3 .67 ) ( 4 .03 ) 45 .52
10/31/22 61 .13 0 .35 ( 14 .14 ) ( 13 .79 ) ( 0 .44 ) ( 4 .56 ) ( 5 .00 ) 42 .34
10/31/21 43 .57 0 .32 18 .12 18 .44 ( 0 .29 ) ( 0 .59 ) ( 0 .88 ) 61 .13
Class R6:
4/30/26
(c)
81 .33 0 .18 ( 1 .45 ) ( 1 .27 ) ( 0 .39 ) ( 2 .96 ) ( 3 .35 ) 76 .71
10/31/25 64 .32 0 .38 18 .81 19 .19 ( 0 .40 ) ( 1 .78 ) ( 2 .18 ) 81 .33
10/31/24 45 .62 0 .39 19 .29 19 .68 ( 0 .39 ) ( 0 .59 ) ( 0 .98 ) 64 .32
10/31/23 42 .43 0 .39 6 .88 7 .27 ( 0 .41 ) ( 3 .67 ) ( 4 .08 ) 45 .62
10/31/22 61 .25 0 .41 ( 14 .17 ) ( 13 .76 ) ( 0 .50 ) ( 4 .56 ) ( 5 .06 ) 42 .43
10/31/21 43 .65 0 .39 18 .15 18 .54 ( 0 .35 ) ( 0 .59 ) ( 0 .94 ) 61 .25
Retirement Class:
4/30/26
(c)
81 .93 0 .09 ( 1 .47 ) ( 1 .38 ) ( 0 .22 ) ( 2 .96 ) ( 3 .18 ) 77 .37
10/31/25 64 .79 0 .21 18 .96 19 .17 ( 0 .25 ) ( 1 .78 ) ( 2 .03 ) 81 .93
10/31/24 45 .97 0 .24 19 .45 19 .69 ( 0 .28 ) ( 0 .59 ) ( 0 .87 ) 64 .79
10/31/23 42 .70 0 .29 6 .94 7 .23 ( 0 .29 ) ( 3 .67 ) ( 3 .96 ) 45 .97
10/31/22 61 .61 0 .29 ( 14 .28 ) ( 13 .99 ) ( 0 .36 ) ( 4 .56 ) ( 4 .92 ) 42 .70
10/31/21 43 .91 0 .26 18 .27 18 .53 ( 0 .24 ) ( 0 .59 ) ( 0 .83 ) 61 .61
(a)
Based on average shares outstanding.
(b)
Total returns are not annualized.
(c)
Unaudited
(d)
Annualized.
(e)
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
( 1 .54 ) % $ 273,309 0 .12%
(d)
0 .12%
(d)
0 .40%
(d)
10%
30 .35 235,797 0 .12 0 .12 0 .48 27
43 .61 198,405 0 .16 0 .16 0 .57 27
18 .74 170,531 0 .16 0 .16 0 .76 32
(e)
( 24 .73 ) 84,495 0 .16 0 .16 0 .72 34
42 .93 81,993 0 .17 0 .17 0 .61 31
( 1 .50 ) 16,707,238 0 .05
(d)
0 .05
(d)
0 .48
(d)
10
30 .45 16,532,578 0 .05 0 .05 0 .55 27
43 .76 13,554,206 0 .05 0 .05 0 .67 27
18 .86 9,494,986 0 .05 0 .05 0 .90 32
(e)
( 24 .65 ) 8,034,639 0 .05 0 .05 0 .84 34
43 .11 10,180,858 0 .05 0 .05 0 .73 31
( 1 .63 ) 1,748,288 0 .30
(d)
0 .30
(d)
0 .23
(d)
10
30 .14 1,826,042 0 .29 0 .29 0 .30 27
43 .37 1,277,741 0 .30 0 .30 0 .42 27
18 .58 867,718 0 .30 0 .30 0 .66 32
(e)
( 24 .84 ) 757,262 0 .30 0 .30 0 .58 34
42 .77 1,085,055 0 .30 0 .30 0 .48 31

Financial Highlights
(continued)
See Notes to Financial Statements
162
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.3
Large Cap Value Index
Class I:
4/30/26
(c)
$ 28 .69 $ 0 .25 $ 3 .62 $ 3 .87 $ ( 0 .53 ) $ ( 1 .12 ) $ ( 1 .65 ) $ 30 .91
10/31/25 26 .57 0 .51 2 .36 2 .87 ( 0 .49 ) ( 0 .26 ) ( 0 .75 ) 28 .69
10/31/24 21 .35 0 .50 5 .84 6 .34 ( 0 .52 ) ( 0 .60 ) ( 1 .12 ) 26 .57
10/31/23 22 .24 0 .47 ( 0 .45 ) 0 .02 ( 0 .42 ) ( 0 .49 ) ( 0 .91 ) 21 .35
10/31/22 24 .82 0 .44 ( 2 .14 ) ( 1 .70 ) ( 0 .41 ) ( 0 .47 ) ( 0 .88 ) 22 .24
10/31/21 17 .67 0 .36 7 .22 7 .58 ( 0 .43 ) — ( 0 .43 ) 24 .82
Class R6:
4/30/26
(c)
28 .69 0 .26 3 .61 3 .87 ( 0 .55 ) ( 1 .12 ) ( 1 .67 ) 30 .89
10/31/25 26 .57 0 .53 2 .37 2 .90 ( 0 .52 ) ( 0 .26 ) ( 0 .78 ) 28 .69
10/31/24 21 .34 0 .53 5 .83 6 .36 ( 0 .53 ) ( 0 .60 ) ( 1 .13 ) 26 .57
10/31/23 22 .29 0 .52 ( 0 .48 ) 0 .04 ( 0 .50 ) ( 0 .49 ) ( 0 .99 ) 21 .34
10/31/22 24 .89 0 .48 ( 2 .16 ) ( 1 .68 ) ( 0 .45 ) ( 0 .47 ) ( 0 .92 ) 22 .29
10/31/21 17 .72 0 .44 7 .19 7 .63 ( 0 .46 ) — ( 0 .46 ) 24 .89
Retirement Class:
4/30/26
(c)
29 .27 0 .23 3 .69 3 .92 ( 0 .47 ) ( 1 .12 ) ( 1 .59 ) 31 .60
10/31/25 27 .09 0 .48 2 .41 2 .89 ( 0 .45 ) ( 0 .26 ) ( 0 .71 ) 29 .27
10/31/24 21 .74 0 .48 5 .95 6 .43 ( 0 .48 ) ( 0 .60 ) ( 1 .08 ) 27 .09
10/31/23 22 .68 0 .48 ( 0 .48 ) — ( 0 .45 ) ( 0 .49 ) ( 0 .94 ) 21 .74
10/31/22 25 .32 0 .43 ( 2 .20 ) ( 1 .77 ) ( 0 .40 ) ( 0 .47 ) ( 0 .87 ) 22 .68
10/31/21 18 .03 0 .39 7 .32 7 .71 ( 0 .42 ) — ( 0 .42 ) 25 .32
(a)
Based on average shares outstanding.
(b)
Total returns are not annualized.
(c)
Unaudited
(d)
Annualized.
(e)
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
14 .06% $ 134,555 0 .14%
(d)
0 .14%
(d)
1 .70%
(d)
6%
10 .97 120,952 0 .13 0 .13 1 .89 31
30 .76 107,708 0 .17 0 .17 2 .05 27
( 0 .04 ) 101,091 0 .18 0 .18 2 .15 26
(e)
( 7 .11 ) 17,967 0 .19 0 .19 1 .92 21
43 .47 16,207 0 .19 0 .19 1 .60 29
14 .07 11,186,167 0 .05
(d)
0 .05
(d)
1 .79
(d)
6
11 .09 10,234,471 0 .05 0 .05 1 .98 31
30 .90 9,288,489 0 .05 0 .05 2 .15 27
0 .09 6,571,229 0 .05 0 .05 2 .34 26
(e)
( 6 .99 ) 6,667,880 0 .05 0 .05 2 .08 21
43 .69 7,684,426 0 .05 0 .05 1 .93 29
13 .95 1,370,206 0 .30
(d)
0 .30
(d)
1 .54
(d)
6
10 .82 1,272,209 0 .30 0 .30 1 .74 31
30 .56 1,471,227 0 .30 0 .30 1 .92 27
( 0 .13 ) 1,311,133 0 .30 0 .30 2 .09 26
(e)
( 7 .25 ) 1,233,751 0 .30 0 .30 1 .83 21
43 .28 1,279,443 0 .30 0 .30 1 .67 29

Financial Highlights
(continued)
See Notes to Financial Statements
164
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.4
S&P 500 Index
Class I:
4/30/26
(c)
$ 75 .09 $ 0 .37 $ 3 .97 $ 4 .34 $ ( 0 .75 ) $ ( 0 .90 ) $ ( 1 .65 ) $ 77 .78
10/31/25 62 .77 0 .75 12 .46 13 .21 ( 0 .72 ) ( 0 .17 ) ( 0 .89 ) 75 .09
10/31/24 46 .21 0 .73 16 .54 17 .27 ( 0 .71 ) — ( 0 .71 ) 62 .77
10/31/23 42 .76 0 .69 3 .51 4 .20 ( 0 .64 ) ( 0 .11 ) ( 0 .75 ) 46 .21
10/31/22 50 .99 0 .63 ( 8 .00 ) ( 7 .37 ) ( 0 .57 ) ( 0 .29 ) ( 0 .86 ) 42 .76
10/31/21 36 .27 0 .56 14 .74 15 .30 ( 0 .58 ) — ( 0 .58 ) 50 .99
Class R6:
4/30/26
(c)
75 .29 0 .42 3 .99 4 .41 ( 0 .84 ) ( 0 .90 ) ( 1 .74 ) 77 .96
10/31/25 62 .93 0 .84 12 .50 13 .34 ( 0 .81 ) ( 0 .17 ) ( 0 .98 ) 75 .29
10/31/24 46 .33 0 .80 16 .57 17 .37 ( 0 .77 ) — ( 0 .77 ) 62 .93
10/31/23 42 .87 0 .76 3 .50 4 .26 ( 0 .69 ) ( 0 .11 ) ( 0 .80 ) 46 .33
10/31/22 51 .11 0 .69 ( 8 .00 ) ( 7 .31 ) ( 0 .64 ) ( 0 .29 ) ( 0 .93 ) 42 .87
10/31/21 36 .35 0 .62 14 .77 15 .39 ( 0 .63 ) — ( 0 .63 ) 51 .11
Retirement Class:
4/30/26
(c)
74 .56 0 .33 3 .95 4 .28 ( 0 .68 ) ( 0 .90 ) ( 1 .58 ) 77 .26
10/31/25 62 .35 0 .67 12 .37 13 .04 ( 0 .66 ) ( 0 .17 ) ( 0 .83 ) 74 .56
10/31/24 45 .91 0 .65 16 .44 17 .09 ( 0 .65 ) — ( 0 .65 ) 62 .35
10/31/23 42 .49 0 .64 3 .47 4 .11 ( 0 .58 ) ( 0 .11 ) ( 0 .69 ) 45 .91
10/31/22 50 .67 0 .57 ( 7 .94 ) ( 7 .37 ) ( 0 .52 ) ( 0 .29 ) ( 0 .81 ) 42 .49
10/31/21 36 .06 0 .51 14 .64 15 .15 ( 0 .54 ) — ( 0 .54 ) 50 .67
(a)
Based on average shares outstanding.
(b)
Total returns are not annualized.
(c)
Unaudited
(d)
Annualized.
(e)
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5 .91% $ 247,526 0 .19%
(d)
0 .19%
(d)
1 .00%
(d)
0%
21 .24 233,100 0 .17 0 .17 1 .14 8
37 .75 174,689 0 .18 0 .18 1 .28 3
9 .95 134,151 0 .18 0 .18 1 .52 2
(e)
( 14 .74 ) 114,843 0 .18 0 .18 1 .35 5
42 .63 134,424 0 .18 0 .18 1 .25 7
(e)
5 .99 8,939,576 0 .04
(d)
0 .04
(d)
1 .15
(d)
0
21 .40 8,409,532 0 .05 0 .05 1 .26 8
37 .91 7,512,868 0 .05 0 .05 1 .41 3
10 .09 5,617,665 0 .05 0 .05 1 .65 2
(e)
( 14 .62 ) 4,933,068 0 .05 0 .05 1 .47 5
42 .82 6,310,496 0 .05 0 .05 1 .38 7
(e)
5 .86 4,470,439 0 .29
(d)
0 .29
(d)
0 .90
(d)
0
21 .09 3,994,878 0 .30 0 .30 1 .01 8
37 .59 3,025,406 0 .30 0 .30 1 .16 3
9 .80 2,091,065 0 .30 0 .30 1 .40 2
(e)
( 14 .83 ) 1,784,834 0 .30 0 .30 1 .23 5
42 .43 2,107,555 0 .30 0 .30 1 .13 7
(e)

Financial Highlights
(continued)
See Notes to Financial Statements
166
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.5
Small Cap Blend Index
Class I:
4/30/26
(c)
$ 26 .72 $ 0 .13 $ 3 .39 $ 3 .52 $ ( 0 .36 ) $ ( 0 .71 ) $ ( 1 .07 ) $ 29 .17
10/31/25 24 .80 0 .28 3 .22 3 .50 ( 0 .39 ) ( 1 .19 ) ( 1 .58 ) 26 .72
10/31/24 19 .13 0 .26 6 .08 6 .34 ( 0 .37 ) ( 0 .30 ) ( 0 .67 ) 24 .80
10/31/23 21 .29 0 .36 ( 2 .16 ) ( 1 .80 ) ( 0 .29 ) ( 0 .07 ) ( 0 .36 ) 19 .13
10/31/22 28 .48 0 .28 ( 5 .20 ) ( 4 .92 ) ( 0 .29 ) ( 1 .98 ) ( 2 .27 ) 21 .29
10/31/21 19 .41 0 .23 9 .46 9 .69 ( 0 .23 ) ( 0 .39 ) ( 0 .62 ) 28 .48
Class R6:
4/30/26
(c)
26 .77 0 .15 3 .40 3 .55 ( 0 .36 ) ( 0 .71 ) ( 1 .07 ) 29 .25
10/31/25 24 .88 0 .29 3 .23 3 .52 ( 0 .44 ) ( 1 .19 ) ( 1 .63 ) 26 .77
10/31/24 19 .17 0 .32 6 .09 6 .41 ( 0 .40 ) ( 0 .30 ) ( 0 .70 ) 24 .88
10/31/23 21 .34 0 .39 ( 2 .17 ) ( 1 .78 ) ( 0 .32 ) ( 0 .07 ) ( 0 .39 ) 19 .17
10/31/22 28 .54 0 .32 ( 5 .22 ) ( 4 .90 ) ( 0 .32 ) ( 1 .98 ) ( 2 .30 ) 21 .34
10/31/21 19 .45 0 .27 9 .47 9 .74 ( 0 .26 ) ( 0 .39 ) ( 0 .65 ) 28 .54
Retirement Class:
4/30/26
(c)
26 .87 0 .12 3 .42 3 .54 ( 0 .30 ) ( 0 .71 ) ( 1 .01 ) 29 .40
10/31/25 24 .98 0 .23 3 .22 3 .45 ( 0 .37 ) ( 1 .19 ) ( 1 .56 ) 26 .87
10/31/24 19 .25 0 .26 6 .11 6 .37 ( 0 .34 ) ( 0 .30 ) ( 0 .64 ) 24 .98
10/31/23 21 .41 0 .34 ( 2 .17 ) ( 1 .83 ) ( 0 .26 ) ( 0 .07 ) ( 0 .33 ) 19 .25
10/31/22 28 .62 0 .26 ( 5 .24 ) ( 4 .98 ) ( 0 .25 ) ( 1 .98 ) ( 2 .23 ) 21 .41
10/31/21 19 .51 0 .20 9 .51 9 .71 ( 0 .21 ) ( 0 .39 ) ( 0 .60 ) 28 .62
(a)
Based on average shares outstanding.
(b)
Total returns are not annualized.
(c)
Unaudited
(d)
Annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
13 .57% $ 25,177 0 .19%
(d)
0 .19%
(d)
0 .97%
(d)
4%
14 .37 22,239 0 .06 0 .06 1 .16 13
33 .79 23,031 0 .46 0 .24 1 .14 18
( 8 .56 ) 11,803 0 .71 0 .20 1 .71 16
( 18 .53 ) 12,338 0 .67 0 .21 1 .22 25
50 .57 13,774 0 .76 0 .20 0 .85 33
13 .65 3,191,137 0 .05
(d)
0 .05
(d)
1 .11
(d)
4
14 .40 2,957,675 0 .05 0 .05 1 .21 13
34 .11 2,837,755 0 .06 0 .06 1 .38 18
( 8 .43 ) 2,204,534 0 .05 0 .05 1 .86 16
( 18 .42 ) 2,548,376 0 .06 0 .06 1 .38 25
50 .75 3,552,723 0 .05 0 .05 1 .00 33
13 .53 735,521 0 .30
(d)
0 .30
(d)
0 .86
(d)
4
14 .06 675,591 0 .30 0 .30 0 .96 13
33 .71 660,483 0 .31 0 .31 1 .13 18
( 8 .62 ) 570,342 0 .30 0 .30 1 .62 16
( 18 .63 ) 742,366 0 .31 0 .31 1 .12 25
50 .39 1,095,078 0 .30 0 .30 0 .75 33

Financial Highlights
(continued)
See Notes to Financial Statements
168
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.6
Emerging Markets Equity Index
Class A:
4/30/26
(c)
$ 14 .30 $ 0 .09 $ 2 .22 $ 2 .31 $ ( 0 .35 ) $ — $ ( 0 .35 ) $ 16 .26
10/31/25 11 .43 0 .24 2 .91 3 .15 ( 0 .28 ) — ( 0 .28 ) 14 .30
10/31/24 9 .57 0 .24 1 .90 2 .14 ( 0 .28 ) — ( 0 .28 ) 11 .43
10/31/23 8 .87 0 .23 0 .68 0 .91 ( 0 .21 ) — ( 0 .21 ) 9 .57
10/31/22 13 .13 0 .28 ( 4 .30 ) ( 4 .02 ) ( 0 .24 ) — ( 0 .24 ) 8 .87
10/31/21 11 .59 0 .22 1 .55 1 .77 ( 0 .23 ) — ( 0 .23 ) 13 .13
Class I:
4/30/26
(c)
14 .41 0 .11 2 .24 2 .35 ( 0 .39 ) — ( 0 .39 ) 16 .37
10/31/25 11 .51 0 .27 2 .93 3 .20 ( 0 .30 ) — ( 0 .30 ) 14 .41
10/31/24 9 .64 0 .26 1 .92 2 .18 ( 0 .31 ) — ( 0 .31 ) 11 .51
10/31/23 8 .93 0 .24 0 .69 0 .93 ( 0 .22 ) — ( 0 .22 ) 9 .64
10/31/22 13 .23 0 .33 ( 4 .36 ) ( 4 .03 ) ( 0 .27 ) — ( 0 .27 ) 8 .93
10/31/21 11 .65 0 .24 1 .57 1 .81 ( 0 .23 ) — ( 0 .23 ) 13 .23
Premier Class:
4/30/26
(c)
14 .35 0 .11 2 .22 2 .33 ( 0 .38 ) — ( 0 .38 ) 16 .30
10/31/25 11 .47 0 .27 2 .90 3 .17 ( 0 .29 ) — ( 0 .29 ) 14 .35
10/31/24 9 .58 0 .26 1 .92 2 .18 ( 0 .29 ) — ( 0 .29 ) 11 .47
10/31/23 8 .88 0 .25 0 .68 0 .93 ( 0 .23 ) — ( 0 .23 ) 9 .58
10/31/22 13 .15 0 .31 ( 4 .32 ) ( 4 .01 ) ( 0 .26 ) — ( 0 .26 ) 8 .88
10/31/21 11 .60 0 .25 1 .55 1 .80 ( 0 .25 ) — ( 0 .25 ) 13 .15
Class R6:
4/30/26
(c)
14 .37 0 .12 2 .22 2 .34 ( 0 .40 ) — ( 0 .40 ) 16 .31
10/31/25 11 .49 0 .29 2 .91 3 .20 ( 0 .32 ) — ( 0 .32 ) 14 .37
10/31/24 9 .61 0 .28 1 .92 2 .20 ( 0 .32 ) — ( 0 .32 ) 11 .49
10/31/23 8 .91 0 .27 0 .68 0 .95 ( 0 .25 ) — ( 0 .25 ) 9 .61
10/31/22 13 .20 0 .32 ( 4 .32 ) ( 4 .00 ) ( 0 .29 ) — ( 0 .29 ) 8 .91
10/31/21 11 .64 0 .27 1 .56 1 .83 ( 0 .27 ) — ( 0 .27 ) 13 .20
Retirement Class:
4/30/26
(c)
14 .27 0 .10 2 .21 2 .31 ( 0 .37 ) — ( 0 .37 ) 16 .21
10/31/25 11 .41 0 .26 2 .89 3 .15 ( 0 .29 ) — ( 0 .29 ) 14 .27
10/31/24 9 .55 0 .25 1 .91 2 .16 ( 0 .30 ) — ( 0 .30 ) 11 .41
10/31/23 8 .86 0 .24 0 .67 0 .91 ( 0 .22 ) — ( 0 .22 ) 9 .55
10/31/22 13 .12 0 .29 ( 4 .30 ) ( 4 .01 ) ( 0 .25 ) — ( 0 .25 ) 8 .86
10/31/21 11 .57 0 .24 1 .55 1 .79 ( 0 .24 ) — ( 0 .24 ) 13 .12
Class W:
4/30/26
(c)
14 .41 0 .13 2 .23 2 .36 ( 0 .42 ) — ( 0 .42 ) 16 .35
10/31/25 11 .52 0 .30 2 .92 3 .22 ( 0 .33 ) — ( 0 .33 ) 14 .41
10/31/24 9 .64 0 .30 1 .92 2 .22 ( 0 .34 ) — ( 0 .34 ) 11 .52
10/31/23 8 .94 0 .29 0 .67 0 .96 ( 0 .26 ) — ( 0 .26 ) 9 .64
10/31/22 13 .23 0 .34 ( 4 .33 ) ( 3 .99 ) ( 0 .30 ) — ( 0 .30 ) 8 .94
10/31/21 11 .66 0 .29 1 .57 1 .86 ( 0 .29 ) — ( 0 .29 ) 13 .23
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Unaudited
(d)
Annualized.
(e)
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
16 .62% $ 24,079 0 .48%
(d)
0 .48%
(d)
1 .28%
(d)
6%
28 .24 21,864 0 .50 0 .50 2 .04 14
22 .88 16,860 0 .49 0 .49 2 .22 5
10 .20 16,665 0 .49 0 .49 2 .31 14
( 31 .19 ) 16,002 0 .53 0 .50 2 .51 7
15 .32 23,317 0 .56 0 .56 1 .65 33
(e)
16 .78 6,271 0 .23
(d)
0 .23
(d)
1 .53
(d)
6
28 .57 5,523 0 .24 0 .24 2 .29 14
23 .14 4,876 0 .29 0 .29 2 .45 5
10 .32 4,602 0 .29 0 .29 2 .37 14
( 31 .08 ) 6,895 0 .33 0 .33 3 .01 7
15 .61 4,300 0 .32 0 .32 1 .77 33
(e)
16 .72 12,053 0 .29
(d)
0 .29
(d)
1 .46
(d)
6
28 .42 11,029 0 .30 0 .30 2 .23 14
23 .22 8,173 0 .31 0 .31 2 .45 5
10 .39 8,771 0 .31 0 .31 2 .43 14
( 31 .06 ) 22,113 0 .34 0 .34 2 .74 7
15 .58 28,510 0 .33 0 .33 1 .80 33
(e)
16 .78 1,645,183 0 .14
(d)
0 .14
(d)
1 .59
(d)
6
28 .63 1,577,535 0 .15 0 .15 2 .41 14
23 .43 1,346,384 0 .16 0 .16 2 .58 5
10 .52 1,053,054 0 .16 0 .16 2 .63 14
( 30 .98 ) 1,010,505 0 .19 0 .19 2 .91 7
15 .77 1,165,241 0 .18 0 .18 1 .96 33
(e)
16 .65 1,372,910 0 .39
(d)
0 .39
(d)
1 .37
(d)
6
28 .35 1,141,620 0 .40 0 .40 2 .14 14
23 .07 800,393 0 .41 0 .41 2 .34 5
10 .19 562,249 0 .41 0 .41 2 .41 14
( 31 .12 ) 438,986 0 .44 0 .44 2 .64 7
15 .55 556,244 0 .43 0 .43 1 .74 33
(e)
16 .89 6,308,341 0 .14
(d)
0.00
(d)
1 .74
(d)
6
28 .82 6,033,682 0 .15 0.00 2 .53 14
23 .54 4,865,035 0 .16 0.00 2 .75 5
10 .69 3,571,788 0 .16 0.00 2 .82 14
( 30 .81 ) 3,053,793 0 .19 0.00 3 .07 7
16 .00 3,377,750 0 .18 0.00 2 .17 33
(e)

Financial Highlights
(continued)
See Notes to Financial Statements
170
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.7
International Equity Index
Class I:
4/30/26
(c)
$ 27 .96 $ 0 .38 $ 2 .46 $ 2 .84 $ ( 1 .05 ) $ — $ ( 1 .05 ) $ 29 .75
10/31/25 23 .35 0 .70 4 .57 5 .27 ( 0 .66 ) — ( 0 .66 ) 27 .96
10/31/24 19 .71 0 .52 3 .77 4 .29 ( 0 .65 ) — ( 0 .65 ) 23 .35
10/31/23 17 .56 0 .72 1 .95 2 .67 ( 0 .52 ) — ( 0 .52 ) 19 .71
10/31/22 23 .51 0 .61 ( 5 .89 ) ( 5 .28 ) ( 0 .67 ) — ( 0 .67 ) 17 .56
10/31/21 17 .90 0 .59 5 .42 6 .01 ( 0 .40 ) — ( 0 .40 ) 23 .51
Premier Class:
4/30/26
(c)
27 .92 0 .36 2 .46 2 .82 ( 1 .04 ) — ( 1 .04 ) 29 .70
10/31/25 23 .32 0 .69 4 .57 5 .26 ( 0 .66 ) — ( 0 .66 ) 27 .92
10/31/24 19 .70 0 .66 3 .61 4 .27 ( 0 .65 ) — ( 0 .65 ) 23 .32
10/31/23 17 .55 0 .61 2 .05 2 .66 ( 0 .51 ) — ( 0 .51 ) 19 .70
10/31/22 23 .48 0 .59 ( 5 .87 ) ( 5 .28 ) ( 0 .65 ) — ( 0 .65 ) 17 .55
10/31/21 17 .87 0 .58 5 .42 6 .00 ( 0 .39 ) — ( 0 .39 ) 23 .48
Class R6:
4/30/26
(c)
28 .00 0 .39 2 .46 2 .85 ( 1 .08 ) — ( 1 .08 ) 29 .77
10/31/25 23 .39 0 .74 4 .57 5 .31 ( 0 .70 ) — ( 0 .70 ) 28 .00
10/31/24 19 .75 0 .68 3 .65 4 .33 ( 0 .69 ) — ( 0 .69 ) 23 .39
10/31/23 17 .60 0 .64 2 .05 2 .69 ( 0 .54 ) — ( 0 .54 ) 19 .75
10/31/22 23 .56 0 .64 ( 5 .91 ) ( 5 .27 ) ( 0 .69 ) — ( 0 .69 ) 17 .60
10/31/21 17 .93 0 .61 5 .44 6 .05 ( 0 .42 ) — ( 0 .42 ) 23 .56
Retirement Class:
4/30/26
(c)
28 .70 0 .37 2 .52 2 .89 ( 1 .02 ) — ( 1 .02 ) 30 .57
10/31/25 23 .95 0 .69 4 .70 5 .39 ( 0 .64 ) — ( 0 .64 ) 28 .70
10/31/24 20 .22 0 .64 3 .72 4 .36 ( 0 .63 ) — ( 0 .63 ) 23 .95
10/31/23 18 .00 0 .60 2 .11 2 .71 ( 0 .49 ) — ( 0 .49 ) 20 .22
10/31/22 24 .08 0 .60 ( 6 .05 ) ( 5 .45 ) ( 0 .63 ) — ( 0 .63 ) 18 .00
10/31/21 18 .32 0 .57 5 .56 6 .13 ( 0 .37 ) — ( 0 .37 ) 24 .08
Class W:
4/30/26
(c)
28 .02 0 .39 2 .48 2 .87 ( 1 .10 ) — ( 1 .10 ) 29 .79
10/31/25 23 .40 0 .75 4 .58 5 .33 ( 0 .71 ) — ( 0 .71 ) 28 .02
10/31/24 19 .77 0 .70 3 .63 4 .33 ( 0 .70 ) — ( 0 .70 ) 23 .40
10/31/23 17 .61 0 .65 2 .06 2 .71 ( 0 .55 ) — ( 0 .55 ) 19 .77
10/31/22 23 .57 0 .65 ( 5 .91 ) ( 5 .26 ) ( 0 .70 ) — ( 0 .70 ) 17 .61
10/31/21 17 .94 0 .63 5 .43 6 .06 ( 0 .43 ) — ( 0 .43 ) 23 .57
(a)
Based on average shares outstanding.
(b)
Total returns are not annualized.
(c)
Unaudited
(d)
Annualized.
(e)
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
10 .46% $ 219,538 0 .18%
(d)
0 .18%
(d)
2 .65%
(d)
3%
23 .20 201,641 0 .18 0 .18 2 .82 9
22 .13 188,362 0 .18 0 .18 2 .31 4
15 .24 474,257 0 .19 0 .19 3 .45 8
(e)
( 23 .10 ) 135,488 0 .17 0 .17 3 .03 5
33 .86 156,717 0 .17 0 .17 2 .65 5
(e)
10 .42 161,885 0 .20
(d)
0 .20
(d)
2 .50
(d)
3
23 .17 185,140 0 .20 0 .20 2 .79 9
22 .07 156,581 0 .20 0 .20 2 .90 4
15 .21 133,705 0 .20 0 .20 3 .00 8
(e)
( 23 .10 ) 138,009 0 .20 0 .20 2 .91 5
33 .87 235,696 0 .20 0 .20 2 .60 5
(e)
10 .51 19,965,926 0 .05
(d)
0 .05
(d)
2 .77
(d)
3
23 .34 18,396,756 0 .05 0 .05 2 .96 9
22 .31 14,941,627 0 .05 0 .05 2 .99 4
15 .34 10,116,149 0 .05 0 .05 3 .11 8
(e)
( 23 .00 ) 8,366,604 0 .05 0 .05 3 .14 5
34 .05 9,784,831 0 .05 0 .05 2 .72 5
(e)
10 .37 2,631,338 0 .30
(d)
0 .30
(d)
2 .57
(d)
3
23 .09 2,273,840 0 .30 0 .30 2 .71 9
21 .94 1,649,021 0 .30 0 .30 2 .74 4
15 .09 1,199,275 0 .30 0 .30 2 .86 8
(e)
( 23 .20 ) 1,025,583 0 .30 0 .30 2 .86 5
33 .74 1,409,903 0 .30 0 .30 2 .50 5
(e)
10 .56 11,515,290 0 .05
(d)
0.00
(d)
2 .73
(d)
3
23 .43 11,874,446 0 .05 0.00 3 .00 9
22 .30 10,229,776 0 .05 0.00 3 .05 4
15 .45 8,094,126 0 .05 0.00 3 .15 8
(e)
( 22 .96 ) 7,066,985 0 .05 0.00 3 .21 5
34 .09 7,359,293 0 .05 0.00 2 .80 5
(e)

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940 (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Current Fiscal Period:  The end of the reporting period for the Funds is April 30, 2026, and the period covered by these Notes to
Financial Statements is the six months ended April 30, 2026 (the "current fiscal period").
Investment Adviser: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.
Share Classes and Sales Charges: The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Class A, Class I, Premier Class, Class R6, Retirement Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more with respect to the Equity Index and Emerging Market Equity Index are sold at net asset value ("NAV") without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class I, Premier
Class, Class R6, Retirement Class and Class W shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions.
The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Funds pay the members of the Board of Trustees ("Board") all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange
Fund Name Short Name
Nuveen Equity Index Fund Equity Index
Nuveen Large Cap Growth Index Fund Large Cap Growth Index
Nuveen Large Cap Value Index Fund Large Cap Value Index
Nuveen S&P 500 Index Fund S&P 500 Index
Nuveen Small Cap Blend Index Fund Small Cap Blend Index
Nuveen Emerging Markets Equity Index Fund Emerging Market Equity Index
Nuveen International Equity Index Fund International Equity Index

restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-
local investors. Accordingly, the Fund may apply NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Funds may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds' custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds' Portfolio of Investments or Statement of Assets and Liabilities.
The Funds' investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to Financial Statements.

Notes to Financial Statements
(continued)

Segment Reporting:  Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker (“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund's long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09): In December 2023, the FASB issued Accounting Standard Update ("ASU") No.
2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
New Accounting Pronouncement (ASU No. 2025-11): In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic
270) Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the
Adviser, subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Equity Index
Long-Term Investments
:
Common stocks $57,858,134,019 $526,689 $13,826 $57,858,674,534
Rights/Warrants — — 118,113 118,113
Investments purchased with collateral from securities lending 69,853,488 — — 69,853,488
Short-Term Investments
:
Government agency debt — 172,697,989 — 172,697,989
Repurchase agreement — 716,320,000 — 716,320,000
Treasury debt — 104,760,081 — 104,760,081
Investments in Derivatives
:
Futures contracts* 5,245,621 — — 5,245,621
Total $57,933,233,128 $994,304,759 $131,939 $58,927,669,826
1 1 1 1 1
Large Cap Growth Index
Long-Term Investments
:
Common stocks $18,612,176,261 $— $— $18,612,176,261
Investment companies 106,916,968 — — 106,916,968
Investments purchased with collateral from securities lending 60,711,127 — — 60,711,127
Total $18,779,804,356 $— $— $18,779,804,356
1 1 1 1 1
Large Cap Value Index
Long-Term Investments
:
Common stocks $12,619,680,649 $— $— $12,619,680,649
Investment companies 66,881,663 — — 66,881,663
Investments purchased with collateral from securities lending 60,153,317 — — 60,153,317
Short-Term Investments
:
Repurchase agreement — 2,650,000 — 2,650,000
Total $12,746,715,629 $2,650,000 $— $12,749,365,629
1 1 1 1 1
S&P 500 Index
Long-Term Investments
:
Common stocks $13,503,114,387 $— $— $13,503,114,387
Investments purchased with collateral from securities lending 1,758,929 — — 1,758,929
Short-Term Investments
:
Government agency debt — 34,760,575 — 34,760,575
Repurchase agreement — 72,040,000 — 72,040,000
Treasury debt — 44,774,663 — 44,774,663
Investments in Derivatives
:
Futures contracts* 10,625,788 — — 10,625,788
Total $13,515,499,104 $151,575,238 $— $13,667,074,342
1 1 1 1 1

Notes to Financial Statements
(continued)

4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
Fund Level 1 Level 2 Level 3 Total
Small Cap Blend Index
Long-Term Investments
:
Common stocks $3,904,502,923 $— $30,444 $3,904,533,367
Rights/Warrants — — 97,372 97,372
Investments purchased with collateral from securities lending 78,704,912 — — 78,704,912
Short-Term Investments
:
Government agency debt — 9,973,075 — 9,973,075
Repurchase agreement — 32,530,000 — 32,530,000
Investments in Derivatives
:
Futures contracts* 1,777,725 — — 1,777,725
Total $3,984,985,560 $42,503,075 $127,816 $4,027,616,451
1 1 1 1 1
Emerging Markets Equity Index
Long-Term Investments
:
Common stocks $1,414,197,068 $7,861,548,353 $6,038,084 $9,281,783,505
Rights/Warrants — — 229,316 229,316
Investments purchased with collateral from securities lending 15,641,463 — — 15,641,463
Short-Term Investments
:
Government agency debt — 24,784,600 — 24,784,600
Repurchase agreement — 111,930,000 — 111,930,000
Treasury debt — 20,067,169 — 20,067,169
Investments in Derivatives
:
Futures contracts* 7,000,781 — — 7,000,781
Total $1,436,839,312 $8,018,330,122 $6,267,400 $9,461,436,834
1 1 1 1 1
International Equity Index
Long-Term Investments
:
Common stocks $1,355,764,905 $32,459,001,904 $3,600,045 $33,818,366,854
Investments purchased with collateral from securities lending 249,135,957 — — 249,135,957
Short-Term Investments
:
Government agency debt — 230,892,817 — 230,892,817
Repurchase agreement — 293,880,000 — 293,880,000
Treasury debt — 156,625,637 — 156,625,637
Investments in Derivatives
:
Futures contracts* 10,787,135 — — 10,787,135
Total $1,615,687,997 $33,140,400,358 $3,600,045 $34,759,688,400
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Equity Index Fixed Income Clearing Corporation $ 716,320,000 $ (730,646,481)
Large Cap Value Index Fixed Income Clearing Corporation 2,650,000 (2,703,130)
S&P 500 Index Fixed Income Clearing Corporation 72,040,000 (73,480,874)
Small Cap Blend Index Fixed Income Clearing Corporation 32,530,000 (33,180,776)
Emerging Markets Equity Index Fixed Income Clearing Corporation 111,930,000 (114,168,735)
International Equity Index Fixed Income Clearing Corporation 293,880,000 (299,757,687)

The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the
Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the
Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows:
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-
delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Futures Contracts:  Certain Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objectives. During the current fiscal period, the Funds listed below used equity index futures to equitize cash in their portfolios.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
Aggregate Value of
Securities on Loan
Fund
Equity
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received**
Total Collateral
Received
4.1
Equity Index $182,904,504 $69,853,488 $109,216,622 $179,070,110
4.2
Large Cap Growth Index 44,126,382 60,711,127 19,855,090 80,566,217
4.3
Large Cap Value Index 73,157,755 60,153,317 12,923,979 73,077,296
4.4
S&P 500 Index 5,705,979 1,758,929 3,977,366 5,736,295
4.5
Small Cap Blend Index 195,181,791 78,704,912 112,620,584 191,325,496
4.6
Emerging Markets Equity Index 83,929,245 15,641,463 73,352,423 88,993,886
4.7
International Equity Index 906,674,390 249,135,957 698,608,045 947,744,002
*May include cash and investment of cash collateral.
**As of the end of the current fiscal period, the non-cash collateral received by the Funds was comprised of U.S. Treasury securities.
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
4.1
Equity Index $ 1,245,892,217 $ 2,792,327,299
4.2
Large Cap Growth Index 2,135,719,479 1,706,134,602
4.3
Large Cap Value Index 746,520,394 1,178,667,261
4.4
S&P 500 Index 347,988,032 44,089,474
4.5
Small Cap Blend Index 133,802,341 315,096,052
4.6
Emerging Markets Equity Index 512,660,236 1,373,206,358
4.7
International Equity Index 1,074,554,855 2,907,620,143

Notes to Financial Statements
(continued)

During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
As of the end of the current fiscal period, the following Funds have invested in derivative contracts which are reflected in the
Statement of Assets and Liabilities as follows:
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund's Portfolio of investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Fund Average Notional Amount of Futures Contracts Outstanding*
4.1
Equity Index $ 559,123,480
4.4
S&P 500 Index 131,738,505
4.5
Small Cap Blend Index 28,059,223
4.6
Emerging Markets Equity Index 122,454,423
4.7
International Equity Index 319,738,950
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Equity Index
Futures contracts Equity Unrealized appreciation
on futures contracts
*
$ 5,245,621 - $ –
1 1 1 1 1 1 1 1
S&P 500 Index
Futures contracts Equity Unrealized appreciation
on futures contracts
*
10,625,788 - –
1 1 1 1 1 1 1 1
Small Cap Blend Index
Futures contracts Equity Unrealized appreciation
on futures contracts
*
1,777,725 - –
1 1 1 1 1 1 1 1
Emerging Markets Equity Index
Futures contracts Equity Unrealized appreciation
on futures contracts
*
7,000,781 - –
1 1 1 1 1 1 1 1
International Equity Index
Futures contracts Equity Unrealized appreciation
on futures contracts
*
10,787,135 - –
1 1 1 1 1 1 1 1

During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows :
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
4.1
Equity Index
Futures contracts Equity $ 33,087,354 $ (8,494,534)
4.4
S&P 500 Index
Futures contracts Equity (3,138,570) 9,452,862
4.5
Small Cap Blend Index
Futures contracts Equity 1,422,135 1,736,836
4.6
Emerging Markets Equity Index
Futures contracts Equity 10,367,411 6,259,963
4.7
International Equity Index
Futures contracts Equity 36,609,133 9,781,399
Six Months Ended
4/30/26
Year Ended
10/31/25
4.1
Equity Index Shares Value Shares Value
Subscriptions:
Class A 416,904 $ 20,099,873 993,586 $ 42,857,840
Class I 42,897 2,016,984 114,239 5,121,043
Premier Class 74,699 3,545,654 184,862 7,673,739
Class R6 38,896,366 1,803,593,552 34,688,588 1,429,007,040
Retirement Class 266,058 12,766,891 1,824,343 81,414,529
Class W 26,118,663 1,227,050,218 101,774,053 4,181,405,435
Total subscriptions 65,815,587 3,069,073,172 139,579,671 5,747,479,626
Reinvestments of distributions:
Class A 768,971 36,771,965 503,612 21,937,338
Class I 5,036 236,129 3,238 138,349
Premier Class 24,008 1,122,636 14,683 625,790
Class R6 9,793,966 458,945,268 6,391,694 272,861,408
Retirement Class 414,645 19,757,846 264,765 11,496,075
Class W 16,230,854 760,740,121 10,986,524 469,124,577
Total reinvestments of distributions 27,237,480 1,277,573,965 18,164,516 776,183,537
Redemptions:
Class A (1,773,480) (85,271,304) (3,582,699) (154,523,542)
Class I (13,211) (629,823) (73,434) (3,103,977)
Premier Class (96,281) (4,562,483) (189,809) (7,985,740)
Class R6 (13,011,271) (617,008,449) (40,896,300) (1,777,249,267)
Retirement Class (1,637,327) (78,450,477) (2,553,000) (108,176,643)
Class W (71,636,402) (3,426,243,446) (119,088,255) (5,145,718,820)
Total redemptions (88,167,972) (4,212,165,982) (166,383,497) (7,196,757,989)
Net increase (decrease) from shareholder transactions 4,885,095 $ 134,481,155 (8,639,310) $ (673,094,826)
Six Months Ended
4/30/26
Year Ended
10/31/25
4.2
Large Cap Growth Index Shares Value Shares Value
Subscriptions:
Class I 818,732 $ 61,091,742 743,977 $ 50,335,047
Class R6 26,444,751 1,963,715,386 42,839,869 2,858,203,276
Retirement Class 1,022,596 78,779,435 4,409,831 320,147,377
Total subscriptions 28,286,079 2,103,586,563 47,993,677 3,228,685,700
Reinvestments of distributions:
Class I 128,353 9,688,057 95,778 6,577,070
Class R6 7,390,847 558,969,766 5,594,414 384,895,704
Retirement Class 934,555 71,353,253 572,919 39,794,977
Total reinvestments of distributions 8,453,755 640,011,076 6,263,111 431,267,751
Redemptions:
Class I (282,220) (20,898,498) (1,026,466) (70,089,974)
Class R6 (19,300,120) (1,449,857,249) (55,903,457) (3,884,751,932)
Retirement Class (1,647,847) (122,264,297) (2,414,887) (162,362,648)
Total redemptions (21,230,187) (1,593,020,044) (59,344,810) (4,117,204,554)
Net increase (decrease) from shareholder transactions 15,509,647 $ 1,150,577,595 (5,088,022) $ (457,251,103)

Notes to Financial Statements
(continued)

Six Months Ended
4/30/26
Year Ended
10/31/25
4.3
Large Cap Value Index Shares Value Shares Value
Subscriptions:
Class I 713,519 $ 20,750,735 1,196,096 $ 31,950,931
Class R6 28,744,557 828,808,174 79,543,666 2,104,895,451
Retirement Class 932,567 27,514,646 550,501 15,218,192
Total subscriptions 30,390,643 877,073,555 81,290,263 2,152,064,574
Reinvestments of distributions:
Class I 251,149 7,047,239 109,647 2,958,285
Class R6 17,031,861 477,573,379 8,474,586 228,474,850
Retirement Class 2,398,892 68,872,198 1,355,548 37,372,471
Total reinvestments of distributions 19,681,902 553,492,816 9,939,781 268,805,606
Redemptions:
Class I (826,580) (24,096,672) (1,144,286) (30,541,328)
Class R6 (40,431,152) (1,168,478,273) (80,826,480) (2,166,662,692)
Retirement Class (3,435,390) (102,414,052) (12,742,325) (347,896,135)
Total redemptions (44,693,122) (1,294,988,997) (94,713,091) (2,545,100,155)
Net increase (decrease) from shareholder transactions 5,379,423 $ 135,577,374 (3,483,047) $ (124,229,975)
Six Months Ended
4/30/26
Year Ended
10/31/25
4.4
S&P 500 Index Shares Value Shares Value
Subscriptions:
Class I 371,898 $ 27,498,186 1,094,885 $ 71,664,149
Class R6 4,557,583 336,919,320 14,419,137 948,609,078
Retirement Class 4,765,319 349,766,486 7,874,577 525,520,159
Total subscriptions 9,694,800 714,183,992 23,388,599 1,545,793,386
Reinvestments of distributions:
Class I 69,904 5,131,650 37,009 2,450,380
Class R6 2,563,764 188,539,190 1,726,465 114,481,893
Retirement Class 1,165,351 85,012,341 611,908 40,275,761
Total reinvestments of distributions 3,799,019 278,683,181 2,375,382 157,208,034
Redemptions:
Class I (363,939) (27,018,612) (810,570) (52,992,056)
Class R6 (4,150,875) (309,893,876) (23,826,903) (1,538,175,536)
Retirement Class (1,649,359) (120,636,642) (3,429,889) (224,463,144)
Total redemptions (6,164,173) (457,549,130) (28,067,362) (1,815,630,736)
Net increase (decrease) from shareholder transactions 7,329,646 $ 535,318,043 (2,303,381) $ (112,629,316)
Six Months Ended
4/30/26
Year Ended
10/31/25
4.5
Small Cap Blend Index Shares Value Shares Value
Subscriptions:
Class I 68,509 $ 1,849,675 331,861 $ 8,122,802
Class R6 4,039,692 109,314,033 13,763,838 319,556,047
Retirement Class 500,174 13,487,319 1,233,806 30,142,336
Total subscriptions 4,608,375 124,651,027 15,329,505 357,821,185
Reinvestments of distributions:
Class I 33,525 887,409 60,459 1,551,371
Class R6 4,247,248 112,679,485 6,994,698 179,833,692
Retirement Class 933,246 24,908,333 1,571,022 40,642,345
Total reinvestments of distributions 5,214,019 138,475,227 8,626,179 222,027,408
Redemptions:
Class I (71,379) (1,923,418) (488,604) (10,509,811)
Class R6 (9,687,733) (261,500,446) (24,300,419) (565,834,036)
Retirement Class (1,559,026) (42,058,771) (4,107,785) (99,591,859)
Total redemptions (11,318,138) (305,482,635) (28,896,808) (675,935,706)
Net increase (decrease) from shareholder transactions (1,495,744) $ (42,356,381) (4,941,124) $ (96,087,113)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Six Months Ended
4/30/26
Year Ended
10/31/25
4.6
Emerging Markets Equity Index Shares Value Shares Value
Subscriptions:
Class A 401,024 $ 5,902,489 1,138,455 $ 13,726,140
Class I 4,394 65,739 20,673 260,790
Premier Class 103,152 1,580,934 126,832 1,544,127
Class R6 6,727,273 96,996,992 16,267,291 192,036,709
Retirement Class 4,416,996 64,654,693 9,131,380 109,136,924
Class W 34,617,289 509,412,731 82,096,795 961,796,084
Total subscriptions 46,270,128 678,613,578 108,781,426 1,278,500,774
Reinvestments of distributions:
Class A 34,848 478,110 34,935 386,380
Class I 10,343 142,632 11,048 122,854
Premier Class 20,952 287,878 18,654 206,686
Class R6 3,249,079 44,642,343 3,352,081 37,141,057
Retirement Class 2,181,668 29,823,406 1,870,094 20,627,137
Class W 12,324,729 169,711,517 13,341,193 148,087,246
Total reinvestments of distributions 17,821,619 245,085,886 18,628,005 206,571,360
Redemptions:
Class A (484,302) (7,086,920) (1,119,039) (13,244,178)
Class I (14,995) (222,250) (71,889) (901,486)
Premier Class (153,441) (2,327,709) (89,520) (1,079,569)
Class R6 (18,940,194) (293,547,233) (27,022,285) (339,729,280)
Retirement Class (1,938,039) (28,919,710) (1,122,703) (13,189,750)
Class W (79,922,325) (1,215,292,009) (99,059,969) (1,190,133,231)
Total redemptions (101,453,296) (1,547,395,831) (128,485,405) (1,558,277,494)
Net increase (decrease) from shareholder transactions (37,361,549) $ (623,696,367) (1,075,974) $ (73,205,360)
Six Months Ended
4/30/26
Year Ended
10/31/25
4.7
International Equity Index Shares Value Shares Value
Subscriptions:
Class I 592,470 $ 17,039,631 2,191,432 $ 53,338,253
Premier Class 353,491 10,078,542 891,265 22,106,052
Class R6 51,382,710 1,462,674,800 88,472,112 2,178,364,962
Retirement Class 6,719,980 198,279,287 11,534,652 301,022,045
Class W 28,276,581 805,885,508 61,744,999 1,496,677,068
Total subscriptions 87,325,232 2,493,957,768 164,834,460 4,051,508,380
Reinvestments of distributions:
Class I 268,840 7,385,042 232,436 5,341,368
Premier Class 233,521 6,405,482 193,245 4,434,973
Class R6 25,004,698 687,129,098 18,984,589 436,265,853
Retirement Class 2,909,738 82,171,014 1,906,591 45,014,620
Class W 16,224,849 446,021,097 14,126,546 324,769,297
Total reinvestments of distributions 44,641,646 1,229,111,733 35,443,407 815,826,111
Redemptions:
Class I (692,532) (19,946,252) (3,278,994) (78,320,717)
Premier Class (1,768,446) (50,034,335) (1,167,863) (28,814,004)
Class R6 (62,760,335) (1,840,837,747) (89,300,346) (2,235,704,343)
Retirement Class (2,790,651) (81,512,072) (3,038,749) (77,385,866)
Class W (81,685,778) (2,399,135,670) (89,192,174) (2,243,097,109)
Total redemptions (149,697,742) (4,391,466,076) (185,978,126) (4,663,322,039)
Net increase (decrease) from shareholder transactions (17,730,864) $ (668,396,575) 14,299,741 $ 204,012,452

Notes to Financial Statements
(continued)

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
1/2
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Investment Adviser and Other Transactions with Affiliates
Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the
Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Services Agreement.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to TIAA, on behalf of Retirement Class shares of the Fund held by or through TIAA by its clients, or the Adviser, on behalf of all other Retirement Class shares for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to TIAA or the Adviser, respectively, under the Service
Agreement.
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
4.1
Equity Index $20,146,633,530 $39,947,181,665 $(1,166,145,369) $38,781,036,296
4.2
Large Cap Growth Index 5,838,416,469 13,159,541,878 (218,153,991) 12,941,387,887
4.3
Large Cap Value Index 7,359,464,350 5,963,056,733 (573,155,454) 5,389,901,279
4.4
S&P 500 Index 4,297,499,847 9,579,748,925 (210,174,430) 9,369,574,495
4.5
Small Cap Blend Index 2,344,298,547 2,098,467,578 (415,149,674) 1,683,317,904
4.6
Emerging Markets Equity Index 5,099,068,042 4,872,387,899 (510,019,107) 4,362,368,792
4.7
International Equity Index 21,500,702,621 14,720,110,345 (1,461,124,566) 13,258,985,779
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
4.1
Equity Index $754,773,817 $384,059,209 $36,301,763,742 $– $– $(2,919,130) $37,437,677,638
4.2
Large Cap Growth Index 157,250,644 582,917,130 13,369,608,678 – – (919,321) 14,108,857,131
4.3
Large Cap Value Index 232,261,479 387,216,197 3,988,074,228 – – (911,513) 4,606,640,391
4.4
S&P 500 Index 124,982,525 129,152,994 8,673,590,679 – – (1,026,255) 8,926,699,943
4.5
Small Cap Blend Index 37,367,732 90,437,597 1,283,255,632 – – (480,596) 1,410,580,365
4.6
Emerging Markets Equity Index 223,908,388 – 3,163,131,188 (1,158,503,586) – (304,407) 2,228,231,583
4.7
International Equity Index 1,175,310,568 – 10,514,341,829 (1,498,154,878) – (1,816,024) 10,189,681,495
Fund Short-Term Long-Term Total
4.1
Equity Index $– $– $–
4.2
Large Cap Growth Index – – –
4.3
Large Cap Value Index – – –
4.4
S&P 500 Index – – –
4.5
Small Cap Blend Index – – –
4.6
Emerging Markets Equity Index 213,370,681 945,132,905 1,158,503,586
4.7
International Equity Index 238,872,327 1,259,282,551 1,498,154,878

Nuveen Securities, which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares. Under the terms of the distribution agreement, Nuveen Securities is not compensated. Nuveen Securities does not currently enter into agreements, or otherwise pay, other intermediaries to sell shares of the Funds. Under the terms of a distribution Rule 12b- 1 plan, Class A shares of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. The investment management fee and maximum expense amounts for each Fund is based on a percentage of average daily net assets according to the following rates:
Other Transactions with Affiliates: The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/
or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
Investment
Management Fee Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
4.1
Equity Index 0.040% 0.440% 0.240% 0.240% 0.090% 0.340% 0.090%
4.2
Large Cap Growth Index 0.040% – 0.240 – 0.090 0.340 –
4.3
Large Cap Value Index 0.040% – 0.240 – 0.090 0.340 –
4.4
S&P 500 Index 0.040% – 0.240 – 0.090 0.340 –
4.5
Small Cap Blend Index 0.040% – 0.240 – 0.090 0.340 –
4.6
Emerging Markets Equity Index 0.100% 0.560 0.360 0.360 0.210 0.460 0.210
4.7
International Equity Index 0.040% – 0.300 0.300 0.150 0.400 0.150
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2027. The reimbursement arrangements can only be changed with the approval of the Board.
Fund Purchases Sales Realized Gain (Loss)
Equity Index $ 130,912,352 $ 1,643,372 $ (20,168)
Large Cap Growth Index 77,904,076 92,592,562 4,008,565
Large Cap Value Index 34,279,599 66,887,432 12,832,121
S&P 500 Index – – –
Small Cap Blend Index – 113,873 (12,027)
Emerging Markets Equity Index 11,609,091 8,839,303 344,910
International Equity Index 20,486,084 28,039,547 (13,132,813)
Fund Sales Charges Collected
Paid to Financial
Intermediaries
Equity Index $ 15,053 $ 13,149
Large Cap Growth Index — —
Large Cap Value Index — —
S&P 500 Index — —
Small Cap Blend Index — —
Emerging Markets Equity Index — —
International Equity Index — —

Notes to Financial Statements
(continued)

A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.
The following is the percentage of the Funds’ shares owned by TIAA Access and other funds within the Trust as of the end of the current fiscal period:
9. Emerging Markets Risks
The Emerging Markets Equity Index Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
10. Borrowing Arrangements
Line of Credit:  The Funds along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Funds did not utilize this facility.
11. Subsequent Events
Line of Credit: During June 2026, the Participating Funds renewed the standby credit facility through June 2027 and reduced the drawn interest rate to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.10% per annum or (b) the Fed Funds Effective Rate plus 1.10% per annum on amounts borrowed from the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b)
the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. All other terms remain unchanged.
Underlying Fund
Nuveen Lifecycle
Index Funds TIAA Access Total
4.1
Equity Index 57% – % 57%
4.2
Large Cap Growth Index – 4 4
4.3
Large Cap Value Index – 6 6
4.4
S&P 500 Index – 11 11
4.5
Small Cap Blend Index – 19 19
4.6
Emerging Markets Equity Index 67 1 68
4.7
International Equity Index 33 5 38

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

A special meeting of shareholders was held on March 16, 2026 for Nuveen Core Equity Fund (the “Fund”). At this meeting shareholders were asked to approve a change to the Fund’s diversification status from “diversified” to “non-diversified” and the elimination of a related fundamental investment restriction.

The Vote totals are set forth below.

The vote results to approve the change of the Fund’s classification were as follows:	Nuveen Core Equity Fund
For	158,436,665
Against	29,984,280
Abstain	15,755,381
Total	204,176,326

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds do not pay any remuneration to their officers. Remuneration paid to trustees, officers and Teachers Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is included in the Statement of Operations under the line items “Trustees fees”, “Management fees” and “Administrative service fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Core Equity Fund

Nuveen Large Cap Growth Fund

Nuveen Large Cap Value Fund

Nuveen Quant Mid Cap Growth Fund

Nuveen Mid Cap Value Fund

Nuveen Quant Small Cap Equity Fund

Nuveen Quant Small/Mid Cap Equity Fund

Nuveen Large Cap Responsible Equity Fund

Nuveen Emerging Markets Equity Fund

Nuveen International Equity Fund

Nuveen International Opportunities Fund

Nuveen Quant International Small Cap Equity Fund

Nuveen International Responsible Equity Fund

(collectively, the “Funds”)

I. The Approval Process

At an in-person meeting held on April 28 and 29, 2026 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of TIAA-CREF Funds (the “Trust”) approved, for each applicable series of the Trust, the renewal of the investment management agreement with Teachers Advisors, LLC (“TAL” or the “Adviser”). The Nuveen fund complex consists of the group of funds advised by TAL (the “TC Funds”), including the Funds, and the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL,” and such funds, the “NFAL Funds”; the TC Funds and the NFAL Funds are collectively referred to as the “Nuveen funds” or the “funds”). TAL and NFAL are affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL is an indirect wholly owned subsidiary of TIAA.

The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the investment management agreement (each, an “Advisory Agreement”) with respect to each Fund covered by this report.

In accordance with applicable law, following up to an initial two-year period, the Board considers the approval of the continuance of each Advisory Agreement on behalf of the applicable Fund on an annual basis. In considering the continuance of each Advisory Agreement, the Board considered information received by it throughout the year as well as materials prepared specifically at the Board’s request for the Board’s evaluation of the Advisory Agreements at the Meeting. The Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board and its committees meet regularly throughout the year, including in executive sessions, providing the Board Members with the opportunity to assess the quality and scope of the various services provided by the Adviser during the year through the written materials, oral presentations and discussions with senior management. The information provided to the Board and/or its committees at these meetings covered a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements, including, but not limited to: (a) the investment performance of the Nuveen funds over various periods and the reasons for any outperformance or underperformance relative to peers and/or benchmarks or other performance metrics (as applicable); (b) strategic priorities for the business of the Adviser, including significant developments impacting the Adviser; (c) product initiatives for various funds; (d) compliance, regulatory and risk management reports, including any initiatives in seeking to strengthen compliance capabilities and controls and to meet regulatory requirements, compliance policies and procedures; (e) other payments to intermediaries, including Rule 12b-1 fees (as applicable); (f) reports on the valuation of securities; (g) periodic investment team presentations; (h) evaluations on fund expenses; (i) trading practices and execution quality of portfolio transactions; and (j) management of distributions.

1

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. The materials provided in conjunction with the Meeting included, among other things, (a) a description of the nature, extent and quality of services provided by the Adviser; (b) fund performance over various periods with a focus on funds considered to have met certain challenged performance measurements; (c) the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; (d) a list of management fees; (e) an analysis of advisory fees compared to fees assessed to other types of clients; (f) a review of temporary and/or permanent expense caps and fee waivers (as applicable); (g) a description of portfolio manager compensation; (h) certain profitability and/or financial data; (i) a summary of the investments made in 2025 by the Adviser and/or its affiliates in technology enhancements; and (j) a description of indirect benefits received by the Adviser as a result of its relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each Fund to those of a peer universe and also to a peer group of funds, as well as a description of Broadridge’s methodology in compiling the expense universe and expense group, as applicable.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The performance, fee and expense data and other information provided by the Adviser, Broadridge or other service providers were not independently verified by the Board Members. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the Board and its committees in overseeing the applicable Nuveen funds and working with the Adviser in their review of the Advisory Agreements.

As part of their review, the Board Members and independent legal counsel met in executive session on April 17, 2026 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information and received the responses to these follow-up questions and requests. In addition to the April Executive Session, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the materials, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members had the benefit of independent legal counsel during the annual review process as well as throughout the year and met with independent legal counsel at various executive sessions without the presence of any Adviser management. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the Funds for an additional one-year period until May 1, 2027. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

At its in-person meeting held on May 27-28, 2026 (the “May Meeting”), management proposed, among other things, an internal restructuring (the “Restructuring”) pursuant to which TAL would be merged into Nuveen Asset Management, LLC (“NAM”), anticipated to be effective on or about August 1, 2026. In connection with the Restructuring, it was proposed, in relevant part, that NFAL would replace its affiliate, TAL, and become the investment adviser on behalf of the Funds pursuant to investment management agreements with NFAL (the “New Advisory Agreements”), and NAM would become the sub-adviser to the Funds pursuant to new sub-advisory agreements (the “New Sub-Advisory Agreements”). At the May Meeting, the Board approved the New Advisory Agreements and New Sub-Advisory Agreements to continue through July 31, 2027. A discussion of the Board’s approval at the May Meeting of the New Advisory Agreements and New Sub-Advisory Agreements is set forth in Section II below.

2

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements at the Meeting, the Board Members received and considered information regarding the nature, extent and quality of the Adviser’s services provided to each respective Fund. The Board considered that the Adviser provides a wide array of management, oversight and other services necessary to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. In its review of the services provided by the Adviser and its affiliates, the Board considered a description of the staffing levels of the investment and non-investment personnel; the experience and qualifications of key personnel; succession planning and staffing in seeking to help ensure the continuation of services and avoid business disruptions as a result of retirements or departures; business continuity functions which seek to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions; ongoing investments in the infrastructure and technology in enhancing the services provided to the applicable Nuveen funds; certain financial data of the Adviser and/or TIAA in assessing the financial stability and condition of the Adviser to continue to provide a high level of quality services to the applicable Nuveen funds; and portfolio manager compensation structure in seeking to attract and retain high quality talent.

In its evaluation, the Board considered that the Adviser is responsible for providing investment advisory services and does so directly. In this regard, TAL and its investment teams manage the assets of the portfolios of the applicable Nuveen funds directly, including conducting research, identifying investments and placing orders for the purchase or sale of the portfolio investments for the funds. In evaluating the investment advisory services, the Board and/or its investment committee considered the Adviser’s role, among other things, in monitoring and reporting to the Board on fund performance, market conditions and investment team matters; setting and evaluating investment strategies, including changes to mandates, policies and benchmarks; monitoring and overseeing the performance and investment capabilities of the investment teams and recommending changes thereto as appropriate; monitoring compliance with portfolio guidelines; monitoring and analyzing the trade execution of the funds’ portfolios; and managing valuation matters.

In addition to the portfolio management services provided to the Funds, the Board considered the comprehensive package of non-management services the Adviser and its various teams and affiliates provide to manage and operate the applicable Nuveen funds, including compliance, regulatory, administrative and other services which have expanded over the years as a result of market, regulatory and other developments. Such services include, but are not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; regulatory and regulatory advocacy services, including monitoring regulatory developments that may impact the fund(s), responding to regulatory inquiries and examinations and fulfilling regulatory filing requirements; Board and committee support services, including organizing meetings and coordinating site visits and presentations with affiliated and/or external investment teams and providing reports on a wide range of topics relating to the operations and management of the funds, including strategic initiatives and priorities, fund performance, trade execution, securities lending (as applicable), compliance matters, valuation matters, liquidity and derivatives risk management; oversight services, including establishing and coordinating the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); and legal support services. The Board considered that certain non-investment and non-distribution services were provided by the Adviser or its affiliates pursuant to a separate administrative agreement; however, such administrative agreement was being phased out over a specified period with the administrative services for the funds to be provided under the respective Advisory Agreements at no additional cost.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and the Adviser

The Board, directly or through its Investment Committee, which is comprised of all Board Members, provides oversight of the investment performance process. In evaluating the quality of the services provided by the Adviser, the Board and/or its Investment Committee monitors Fund performance on an ongoing basis, which includes quarterly performance reporting at each of its quarterly meetings with an annual performance review at its February 10-12, 2026 meeting (the “February Meeting”). At the February Meeting, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ended December 31, 2025 on an absolute basis and as compared to the performance of comparable funds (the “Performance Peer Group”) and to a benchmark for the prescribed periods, subject to certain exceptions, including for Nuveen Large Cap Responsible Equity Fund and Nuveen International Responsible Equity Fund (collectively, the “Responsible Equity Funds”), as described below. The Responsible Equity Funds do not have Performance Peer Groups given their objectives. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities, and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over various periods ended March 31, 2026.

In its review of relative performance for Funds with a Performance Peer Group, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile being the most desirable quartile ranking and the 4th quartile being the least desirable. With respect to the Responsible Equity Funds, however, which were designed to seek to achieve, in relevant part, a return represented by a benchmark (a “Benchmark Index”), the Board considered performance information including, among other things, the correlation between the performance of such a Fund and that of its Benchmark Index and the tracking difference over various periods ending December 31, 2025. The Board considered, in particular, the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts.

In evaluating performance, the Board considered some of the limitations of the performance data including, in particular, that differences between a Nuveen fund and its Performance Peer Group (if any) and its benchmark (such as with respect to the investment objectives and strategies) may lead to significantly different results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of a Performance Peer Group (if any) to the respective fund as low, medium or high. In addition, the Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. The Board also considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance of the periods reviewed by the Board.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. From year to year, the Board may place different emphasis on particular performance information given changing circumstances in market and economic conditions. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records over various time periods in its discussions with management. Depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group (if any), the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified as experiencing performance issues, the Board seeks to discuss with the Adviser the reasons for the underperformance and any recommendations to improve performance and to monitor such funds more closely until performance improves.

Additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above are set forth below in Section I.F.

4

With respect to each Fund, on the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

  1. Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that in 2024, the Board approved changes to the management fee schedule of certain TC Funds to include a complex-wide component with corresponding changes to the fund-level fee schedule and to phase in assets of the participating TC Funds into the calculation of the complex size over a ten-year period beginning May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow. Participating Funds include each Fund other than Nuveen Large Cap Responsible Equity Fund. In addition, the Board considered that the separate administrative agreement pursuant to which the Adviser provides the Funds with certain administrative services also began to be phased out over a three-year period beginning on May 1, 2024 with related savings.

The Board also considered comparative fee and expense information prepared by Broadridge, an independent third-party provider of fund data. More specifically, the Board Members generally considered, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”). With respect to the Broadridge comparative expense data, Broadridge applied Class R6 shares of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the most desirable quartile ranking and the fourth quartile representing the least desirable ranking. The Board considered, in particular, each fund with a net total expense ratio that met certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio.

In evaluating the fees and expenses of the Nuveen funds and comparative rankings, the Board considered some of the limitations which may reduce some of the value of the comparative data. In particular, although the Board considered the methodology employed by Broadridge to establish its Expense Universe and Expense Group (as applicable), the Board also considered that Broadridge had modified its methodology for open-end funds in 2025 resulting in significant changes to the composition of the Expense Universe and Expense Group (as applicable) and the comparative rankings of the funds from previous periods making comparisons of rankings from prior periods more difficult. In addition, the Board considered that the fee and expense information in the Broadridge report for each fund reflected information for a specific period and that historic asset levels and expenses may differ from current levels, particularly in a period of market volatility.

The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these differences into account in considering the comparative peer data.

The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

Additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above is set forth in Section I.F below. Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to the Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also requested and received information concerning the advisory fees and services provided to other clients of the Adviser and/or advisory affiliates which may include, among others: separately managed accounts (“SMAs”), foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (as applicable). The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the open-end funds compared to the management fee of the applicable fund. The Board considered, among other things, that differences in the breadth of services provided to the funds compared to other types of clients (including the differences in the level of advisory services required of passively managed funds compared to actively managed funds); the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the differences in regulatory, disclosure and governance requirements applicable to funds and the infrastructure and activities necessary to support such requirements; the establishment and maintenance of servicing relationships with various service providers for the funds; the differences in investment policies and strategies, investor profiles and account sizes; and other factors all may contribute to the variations in relative fee rates. Further, the Board considered the differences in risks the Adviser incurs, including entrepreneurial, legal and regulatory risks when sponsoring and managing funds compared to serving as adviser to other types of clients or sub-adviser to other funds. The Board concluded that the varying levels of fees were reasonable given the foregoing.

3.	Profitability of the Adviser

In considering the costs of services to be provided and profits to be realized by the Adviser from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser (as well as the Adviser and NFAL on a combined basis) attributable to servicing all applicable funds for 2025 and 2024; (c) certain profitability data of both the Adviser and NFAL on a combined basis derived from the type of fund in the aggregate (i.e., from the closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2025 and 2024; and (d) certain profitability data of both the Adviser and NFAL on a combined basis provided by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered estimated profitability data at the per fund level for the Adviser.

In reviewing the profitability data, the Board Members recognized the subjective nature and difficulty in calculating profitability, particularly on a per fund level. The Board considered that the information is not audited and is based on cost allocation methodologies seeking to allocate various expenses throughout the complex and among the various advisory products. The Board Members considered the allocation methodology used to prepare the profitability data but considered that other valid and reasonable methodologies also could be used and could lead to significantly different profit and loss results.

Further, the Board considered Nuveen’s estimated profitability (pre- and post-distribution margins and pre-tax) from its services to the funds compared to the profitability margins of certain peers. The Board Members, however, considered the inherent limitations of the comparative data given that profitability data is only available from peers which publish publicly available information and may be affected by numerous factors including, among other things, the types of funds a peer manages, its business mix, cost of capital, the assumptions and allocation methodology used in developing its profitability data, and fee waivers and expense reimbursements by the peer(s).

Aside from the foregoing profitability data, the Board also considered the financial condition of TIAA. The Board Members considered certain financial data of TIAA as of December 31, 2025 and 2024. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

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D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale as a fund and/or the complex grows larger. The Board considered the difficulty in measuring economies of scale with any precision but considered the various means the Adviser employs to help share the benefits of economies of scale with the respective funds and their shareholders.

The Board considered the Funds’ advisory fee structure, including breakpoint schedules (as applicable). The Board considered that in 2024, it approved changes to the management fee structure of certain TC Funds to incorporate a complex-level component to their management fee structure, subject to certain exceptions. Accordingly, such participating Funds’ management fee would be comprised of a fund-level component and a complex-level component. Participating Funds in the complex-level component include each Fund except Nuveen Large Cap Responsible Equity Fund. The Board considered that the complex-level breakpoint schedule was designed to share the benefits of economies of scale with the participating funds as a result of an increase in the asset size of the complex even if the particular fund has not grown or has even declined in asset size, whereas a fund-level breakpoint schedule seeks to share economies of scale with shareholders if the particular fund grows. The Board considered the fee reductions achieved overall from the fund-level breakpoints and the complex-level breakpoints for the 2025 calendar year. In addition to the management fee structures, the Board Members also considered the temporary and/or permanent expense caps applicable to a fund (if any) which can provide a protection from an increase in expenses if the assets of the applicable funds decline. In addition, the Board considered the Adviser’s and/or affiliates’ ongoing investments in their business, including investments in various technology initiatives from which the fund complex may benefit as well as ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

The Board further considered that the scope of services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. These benefits include, among other things, fees paid to affiliates of the Adviser for services as noted below, the sharing of personnel and investment-related infrastructure with other clients of the Adviser and the use of certain funds as investment options for other products offered by the Adviser and/or its affiliates (such as life insurance separate account products, fund of funds or 529 education savings plans).

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2025 for serving as an underwriter on shelf offerings of existing closed-end Nuveen funds and reviewed the amounts paid for such services in 2025 and 2024. With respect to the TC Funds, the Board Members considered that the Adviser or its affiliates were reimbursed for certain costs of administrative services pursuant to an administrative agreement; however, such administrative agreement was being phased out over time.

In addition, the Board Members considered that the Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of its clients but such costs are reimbursed to the funds.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and non-profit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

F. Additional Fund-Specific Factors

For each Fund, set forth below are (i) additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above; and (ii) additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above.

Nuveen Core Equity Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Third Quartile	First Quartile	Second Quartile
Performance Benchmark	Underperformed	Outperformed	Underperformed

Comparative Fees and Expenses

	Expense Group		Expense Universe
Actual Management Fee Rate	Second Quartile		Second Quartile
Net Total Expense Ratio	Second Quartile		First Quartile

Nuveen Large Cap Growth Fund

Relative Net Performance
	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Third Quartile	Second Quartile	Third Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group		Expense Universe
Actual Management Fee Rate	First Quartile		First Quartile
Net Total Expense Ratio	First Quartile		First Quartile

Nuveen Large Cap Value Fund

Relative Net Performance
	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Second Quartile	Second Quartile	Second Quartile
Performance Benchmark	Outperformed	Outperformed	Outperformed

Comparative Fees and Expenses

	Expense Group		Expense Universe
Actual Management Fee Rate	First Quartile		First Quartile
Net Total Expense Ratio	First Quartile		First Quartile

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Nuveen Quant Mid Cap Growth Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Third Quartile	Third Quartile	Fourth Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group		Expense Universe
Actual Management Fee Rate	First Quartile		First Quartile
Net Total Expense Ratio	First Quartile		First Quartile

. . In considering performance, the Board considered, among other things, management’s commentary of the Fund’s performance, including factors that contributed to or detracted from relative performance, and was satisfied with the explanation.

Nuveen Mid Cap Value Fund

Relative Net Performance
	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Second Quartile	Second Quartile	Second Quartile
Performance Benchmark	Underperformed	Underperformed	Outperformed

Comparative Fees and Expenses

	Expense Group		Expense Universe
Actual Management Fee Rate	First Quartile		First Quartile
Net Total Expense Ratio	First Quartile		First Quartile

Nuveen Quant Small Cap Equity Fund

Relative Net Performance
	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	First Quartile	First Quartile	First Quartile
Performance Benchmark	Outperformed	Outperformed	Outperformed

Comparative Fees and Expenses

	Expense Group		Expense Universe
Actual Management Fee Rate	First Quartile		First Quartile
Net Total Expense Ratio	First Quartile		First Quartile

Nuveen Quant Small/Mid Cap Equity Fund

Relative Net Performance
	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	First Quartile	First Quartile	First Quartile
Performance Benchmark	Outperformed	Outperformed	Outperformed

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

Comparative Fees and Expenses

	Expense Group		Expense Universe
Actual Management Fee Rate	First Quartile		First Quartile
Net Total Expense Ratio	First Quartile		First Quartile

Nuveen Large Cap Responsible Equity Fund

Relative Net Performance
. . The Board considered, among other things, the performance of the Fund for the one-, three- and five-year periods ended December 31, 2025 on an absolute basis and relative return basis compared to its Benchmark Index as well as its tracking error compared to its Benchmark Index as of December 31, 2025 and as of each month end for the 2025 calendar year. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered management’s assessment that the Fund had performed in line with expectations during the quarter and trailing one-year period ended December 31, 2025.

Comparative Fees and Expenses

	Expense Group		Expense Universe
Actual Management Fee Rate	Second Quartile		Second Quartile
Net Total Expense Ratio	First Quartile		First Quartile

Nuveen Emerging Markets Equity Fund

Relative Net Performance
	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	First Quartile	Third Quartile	Fourth Quartile
Performance Benchmark	Outperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group		Expense Universe
Actual Management Fee Rate	Second Quartile		Third Quartile
Net Total Expense Ratio	First Quartile		Second Quartile

. . In its review, the Board considered a discussion of the differences in investment approach of the Fund and asset size compared to certain peers.

Nuveen International Equity Fund

Relative Net Performance
	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Second Quartile	Second Quartile	Third Quartile
Performance Benchmark	Outperformed	Outperformed	Underperformed

Comparative Fees and Expenses

	Expense Group		Expense Universe
Actual Management Fee Rate	First Quartile		First Quartile
Net Total Expense Ratio	First Quartile		First Quartile

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Nuveen International Opportunities Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Third Quartile	Fourth Quartile	Fourth Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group		Expense Universe
Actual Management Fee Rate	First Quartile		Second Quartile
Net Total Expense Ratio	First Quartile		First Quartile

. . In considering performance, the Board considered, among other things, management’s commentary of the Fund’s performance, including factors that contributed to or detracted from relative performance, and was satisfied with the explanation.

Nuveen Quant International Small Cap Equity Fund

Relative Net Performance
	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Second Quartile	First Quartile	Second Quartile
Performance Benchmark	Outperformed	Outperformed	Outperformed

Comparative Fees and Expenses

	Expense Group		Expense Universe
Actual Management Fee Rate	Second Quartile		First Quartile
Net Total Expense Ratio	First Quartile		First Quartile

Nuveen International Responsible Equity Fund

Relative Net Performance

. . The Board considered, among other things, the performance of the Fund for the one-, three- and five-year periods ended December 31, 2025 on an absolute basis and relative return basis compared to its Benchmark Index as well as its tracking error compared to its Benchmark Index as of December 31, 2025 and as of each month end for the 2025 calendar year. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered management’s assessment that the Fund had performed in line with expectations during the quarter and trailing one-year period ended December 31, 2025.

Comparative Fees and Expenses

	Expense Group		Expense Universe
Actual Management Fee Rate	Second Quartile		Third Quartile
Net Total Expense Ratio	Second Quartile		Second Quartile

. . The Board considered that management had agreed to a reduction in the temporary expense cap last year, the impact of which was not fully reflected in the comparative expense data. The Board further considered that the Adviser agreed to extend its temporary expense cap for the Fund.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

G.   Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

II.	Subsequent Approvals of Advisory Agreements

The 1940 Act provides, in general terms, that an advisory and sub-advisory agreement may continue in effect for a period of more than two years only so long as the board, including a majority of the disinterested trustees, approves its continuance. During the annual review, management and the Board proposed to reset the annual review schedule for the advisory and sub-advisory agreements (as applicable) of the Nuveen funds to permit the agreements to continue for a one-year period until August 1st the following year as opposed to the existing May 1st annual deadline. In addition to the new review schedule, management also proposed the internal Restructuring pursuant to which TAL would be merged into NAM. In conjunction with the Restructuring, it was proposed that NFAL would become investment adviser to the TC Funds (including the Funds) and NAM would become sub-adviser to the TC Funds (including the Funds) as well as other existing funds currently sub-advised by TAL.

At its May Meeting, with respect to the Funds, the Board approved the New Advisory Agreements and New Sub-Advisory Agreements to continue through July 31, 2027. As part of its review of the foregoing arrangements, the Board, through independent legal counsel, requested and received information regarding, among other things, the Restructuring, its impact on the provision of services and the related New Advisory Agreements and New Sub-Advisory Agreements.

In their review, the Board Members considered that they had recently completed their annual review of the Advisory Agreements at the Meeting and many of the factors considered at the annual review were applicable to their evaluation of the approval of the New Advisory Agreements and New Sub-Advisory Agreements. Accordingly, in evaluating the respective advisory and sub-advisory agreements, the Board Members relied upon their knowledge and experience with the Adviser, NFAL and NAM and considered the information received and their evaluations and conclusions drawn at the annual review. The Board considered management’s representation that the information and materials provided in connection with the annual review of the Advisory Agreements at the Meeting remained unchanged in all material respects.

The Board Members also received materials which, among other things, outlined the Restructuring, any anticipated changes in the services provided to the Nuveen funds, any anticipated changes to the fees charged to the Funds under the current Advisory Agreements, any benefits to the Nuveen funds and NFAL as a result of the Restructuring, any material conflicts of interest that may arise for NFAL as a result of the Restructuring, the terms of the New Advisory Agreements and New Sub-Advisory Agreements and any costs associated with the Restructuring.

In evaluating the services to be provided following the Restructuring, the Board considered that the Restructuring was not anticipated to result in (a) any changes to the services provided to the Funds; (b) any changes to the personnel who provide portfolio management services to the Funds; (c) any changes to the investment philosophy, strategies, process or guidelines of the Funds; (d) any changes to the investment, analyst, trading, operational, administrative, legal or compliance resources currently being used with respect to the Funds; (e) any adverse changes to the nature, level or quality of actual investment advisory and other services provided to the Funds under the current agreements; or (f) any changes to the fees charged to the Funds under the current agreements, including with respect to the complex-wide fee structure (as applicable) and applicable fee waivers. The Board further considered that there were no anticipated changes to the senior leadership responsible for the overseeing and providing of advisory services to the Funds. The Board considered that TAL has provided administrative services to the Funds pursuant to separate administrative agreements; however, such administrative agreements were being phased out over a three-year period. NFAL will assume the responsibilities for the administrative services until the administrative service agreements are phased out and, thereafter, NFAL and/or its affiliates will continue to provide such services under the respective advisory agreements at no additional cost or under the administrative agreements without allocating expenses to the Funds. The Board considered that there is no anticipated change to the personnel providing services to the Funds as the compliance, operational and portfolio management teams of Nuveen were already consolidated in all material respects with respect to the management of the funds whether a fund was advised by TAL or NFAL. After consideration of the foregoing, the Board Members considered that there would be no diminution of the nature, quality or extent of services provided to the Funds.

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The Board considered the terms of the New Advisory Agreements and New Sub-Advisory Agreements and the fees paid thereunder to NFAL and NAM, respectively. The Board considered that the fee rates would not change under the New Advisory Agreements and New Sub-Advisory Agreements and that NFAL would be responsible to pay NAM as the sub-adviser to the Funds under the respective New Sub-Advisory Agreement. The Funds would pay the same compensation rates to NFAL under the New Advisory Agreements as under the current Advisory Agreements with TAL.

In addition, the Board considered the various benefits that the funds may derive from the Restructuring, including from enhanced operational efficiencies and streamlined processes, and a simplified and more transparent advisory relationship pursuant to which the funds would work with a single advisory entity helping to make oversight and governance more efficient. The Board considered that NFAL and its affiliates may also benefit through more operational efficiencies and reduced redundancies and the consolidation of certain services and systems which may lead to cost savings. Other than the benefits noted, the Board considered that management does not believe there are any material conflicts of interest that may arise for Nuveen with respect to the funds as a result of the Restructuring. The Board considered that the costs of the Restructuring would be borne by Nuveen.

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each New Advisory Agreement and New Sub-Advisory Agreement were reasonable, that the fees of each of NFAL and NAM were reasonable in light of the services provided to each Fund and that each New Advisory Agreement and New Sub-Advisory Agreement be approved for a one-year period through July 31, 2027.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Equity Index Fund

Nuveen Large Cap Growth Index Fund

Nuveen Large Cap Value Index Fund

Nuveen Small Cap Blend Index Fund

Nuveen S&P 500 Index Fund

Nuveen Emerging Markets Equity Index Fund

Nuveen International Equity Index Fund

(collectively, the “Funds”)

I. The Approval Process

At an in-person meeting held on April 28 and 29, 2026 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of TIAA-CREF Funds (the “Trust”) approved, for each applicable series of the Trust, the renewal of the investment management agreement with Teachers Advisors, LLC (“TAL” or the “Adviser”). The Nuveen fund complex consists of the group of funds advised by TAL (the “TC Funds”), including the Funds, and the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL,” and such funds, the “NFAL Funds”; the TC Funds and the NFAL Funds are collectively referred to as the “Nuveen funds” or the “funds”). TAL and NFAL are affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL is an indirect wholly owned subsidiary of TIAA.

The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the investment management agreement (each, an “Advisory Agreement”) with respect to each Fund covered by this report.

In accordance with applicable law, following up to an initial two-year period, the Board considers the approval of the continuance of each Advisory Agreement on behalf of the applicable Fund on an annual basis. In considering the continuance of each Advisory Agreement, the Board considered information received by it throughout the year as well as materials prepared specifically at the Board’s request for the Board’s evaluation of the Advisory Agreements at the Meeting. The Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board and its committees meet regularly throughout the year, including in executive sessions, providing the Board Members with the opportunity to assess the quality and scope of the various services provided by the Adviser during the year through the written materials, oral presentations and discussions with senior management. The information provided to the Board and/or its committees at these meetings covered a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements, including, but not limited to: (a) the investment performance of the Nuveen funds over various periods and the reasons for any outperformance or underperformance relative to benchmarks and/or other performance metrics (as applicable); (b) strategic priorities for the business of the Adviser, including significant developments impacting the Adviser; (c) product initiatives for various funds; (d) compliance, regulatory and risk management reports, including any initiatives in seeking to strengthen compliance capabilities and controls and to meet regulatory requirements, compliance policies and procedures; (e) other payments to intermediaries, including Rule 12b-1 fees (as applicable); (f) reports on the valuation of securities; (g) periodic investment team presentations; (h) evaluations on fund expenses; (i) trading practices and execution quality of portfolio transactions; and (j) management of distributions.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. The materials provided in conjunction with the Meeting included, among other things, (a) a description of the nature, extent and quality of services provided by the Adviser; (b) fund performance over various periods with a focus on funds considered to have met certain challenged performance measurements; (c) the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; (d) a list of management fees; (e) an analysis of advisory fees compared to fees assessed to other types of clients; (f) a review of temporary and/or permanent expense caps and fee waivers (as applicable); (g) a description of portfolio manager compensation; (h) certain profitability and/or financial data; (i) a summary of the investments made in 2025 by the Adviser and/or its affiliates in technology enhancements; and (j) a description of indirect benefits received by the Adviser as a result of its relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each Fund to those of a peer universe and also to a peer group of funds, as well as a description of Broadridge’s methodology in compiling the expense universe and expense group, as applicable.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The performance, fee and expense data and other information provided by the Adviser, Broadridge or other service providers were not independently verified by the Board Members. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the Board and its committees in overseeing the applicable Nuveen funds and working with the Adviser in their review of the Advisory Agreements.

As part of their review, the Board Members and independent legal counsel met in executive session on April 17, 2026 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information and received the responses to these follow-up questions and requests. In addition to the April Executive Session, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the materials, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members had the benefit of independent legal counsel during the annual review process as well as throughout the year and met with independent legal counsel at various executive sessions without the presence of any Adviser management. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the Funds for an additional one-year period until May 1, 2027. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

At its in-person meeting held on May 27-28, 2026 (the “May Meeting”), management proposed, among other things, an internal restructuring (the “Restructuring”) pursuant to which TAL would be merged into Nuveen Asset Management, LLC (“NAM”), anticipated to be effective on or about August 1, 2026. In connection with the Restructuring, it was proposed, in relevant part, that NFAL would replace its affiliate, TAL, and become the investment adviser on behalf of the Funds pursuant to investment management agreements with NFAL (the “New Advisory Agreements”), and NAM would become the sub-adviser to the Funds pursuant to new sub-advisory agreements (the “New Sub-Advisory Agreements”). At the May Meeting, the Board approved the New Advisory Agreements and New Sub-Advisory Agreements to continue through July 31, 2027. A discussion of the Board’s approval at the May Meeting of the New Advisory Agreements and New Sub-Advisory Agreements is set forth in Section II below.

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A.  Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements at the Meeting, the Board Members received and considered information regarding the nature, extent and quality of the Adviser’s services provided to each respective Fund. The Board considered that the Adviser provides a wide array of management, oversight and other services necessary to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. In its review of the services provided by the Adviser and its affiliates, the Board considered a description of the staffing levels of the investment and non-investment personnel; the experience and qualifications of key personnel; succession planning and staffing in seeking to help ensure the continuation of services and avoid business disruptions as a result of retirements or departures; business continuity functions which seek to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions; ongoing investments in the infrastructure and technology in enhancing the services provided to the applicable Nuveen funds; certain financial data of the Adviser and/or TIAA in assessing the financial stability and condition of the Adviser to continue to provide a high level of quality services to the applicable Nuveen funds; and portfolio manager compensation structure in seeking to attract and retain high quality talent.

In its evaluation, the Board considered that the Adviser is responsible for providing investment advisory services and does so directly. In this regard, TAL and its investment teams manage the assets of the portfolios of the applicable Nuveen funds directly, including conducting research, identifying investments and placing orders for the purchase or sale of the portfolio investments for the funds. In evaluating the investment advisory services, the Board and/or its investment committee considered the Adviser’s role, among other things, in monitoring and reporting to the Board on fund performance, market conditions and investment team matters; setting and evaluating investment strategies, including changes to mandates, policies and benchmarks; monitoring and overseeing the performance and investment capabilities of the investment teams and recommending changes thereto as appropriate; monitoring compliance with portfolio guidelines; monitoring and analyzing the trade execution of the funds’ portfolios; and managing valuation matters.

In addition to the portfolio management services provided to the Funds, the Board considered the comprehensive package of non-management services the Adviser and its various teams and affiliates provide to manage and operate the applicable Nuveen funds, including compliance, regulatory, administrative and other services which have expanded over the years as a result of market, regulatory and other developments. Such services include, but are not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; regulatory and regulatory advocacy services, including monitoring regulatory developments that may impact the fund(s), responding to regulatory inquiries and examinations and fulfilling regulatory filing requirements; Board and committee support services, including organizing meetings and coordinating site visits and presentations with affiliated and/or external investment teams and providing reports on a wide range of topics relating to the operations and management of the funds, including strategic initiatives and priorities, fund performance, trade execution, securities lending (as applicable), compliance matters, valuation matters, liquidity and derivatives risk management; oversight services, including establishing and coordinating the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); and legal support services. The Board considered that certain non-investment and non-distribution services were provided by the Adviser or its affiliates pursuant to a separate administrative agreement; however, such administrative agreement was being phased out over a specified period with the administrative services for the funds to be provided under the respective Advisory Agreements at no additional cost.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B.  The Investment Performance of the Funds and the Adviser

The Board, directly or through its Investment Committee, which is comprised of all Board Members, provides oversight of the investment performance process. In evaluating the quality of the services provided by the Adviser, the Board and/or its Investment Committee monitors Fund performance on an ongoing basis, which includes quarterly performance reporting at each of its quarterly meetings with an annual performance review at its February 10-12, 2026 meeting (the “February Meeting”). At the February Meeting, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ended December 31, 2025 on an absolute basis and as compared to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities, and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over various periods ended March 31, 2026.

With respect to the Funds, which were designed to seek to achieve, in relevant part, a return represented by a benchmark (a “Benchmark Index”), the Board considered performance information including, among other things, the correlation between the performance of such a Fund and that of its Benchmark Index and the tracking difference over various periods ending December 31, 2025. The Board considered, in particular, the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts.

In evaluating performance, the Board considered some of the limitations of the performance data including, in particular, that differences between a Nuveen fund and its benchmark (such as with respect to the investment objectives and strategies) may lead to significantly different results. In addition, the Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. The Board also considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance of the periods reviewed by the Board.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. From year to year, the Board may place different emphasis on particular performance information given changing circumstances in market and economic conditions. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records over various time periods in its discussions with management. Depending on the facts and circumstances, including any differences between the respective fund and its benchmark, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark for certain periods. With respect to any funds for which the Board has identified as experiencing performance issues, the Board seeks to discuss with the Adviser the reasons for the underperformance and any recommendations to improve performance and to monitor such funds more closely until performance improves.

Additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above are set forth below in Section I.F.

With respect to each Fund, on the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C.  Fees, Expenses and Profitability

    1. Fees and Expenses

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 As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund. Further, the Board considered that the separate administrative agreement pursuant to which the Adviser provides the Funds with certain administrative services also began to be phased out over a three-year period beginning on May 1, 2024 with related savings.

 The Board also considered comparative fee and expense information prepared by Broadridge, an independent third-party provider of fund data. More specifically, the Board Members generally considered, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”). With respect to the Broadridge comparative expense data, Broadridge applied Class R6 shares of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the most desirable quartile ranking and the fourth quartile representing the least desirable ranking. The Board considered, in particular, each fund with a net total expense ratio that met certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio.

 In evaluating the fees and expenses of the Nuveen funds and comparative rankings, the Board considered some of the limitations which may reduce some of the value of the comparative data. In particular, although the Board considered the methodology employed by Broadridge to establish its Expense Universe and Expense Group (as applicable), the Board also considered that Broadridge had modified its methodology for open-end funds in 2025 resulting in significant changes to the composition of the Expense Universe and Expense Group (as applicable) and the comparative rankings of the funds from previous periods making comparisons of rankings from prior periods more difficult. In addition, the Board considered that the fee and expense information in the Broadridge report for each fund reflected information for a specific period and that historic asset levels and expenses may differ from current levels, particularly in a period of market volatility.

 The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these differences into account in considering the comparative peer data.

 The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

 Additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above is set forth in Section I.F below. Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to the Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

    2. Comparisons with the Fees of Other Clients

 In evaluating the appropriateness of fees, the Board also requested and received information concerning the advisory fees and services provided to other clients of the Adviser and/or advisory affiliates which may include, among others: separately managed accounts (“SMAs”), foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (as applicable). The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the open-end funds compared to the management fee of the applicable fund. The Board considered, among other things, that differences in the breadth of services provided to the funds compared to other types of clients (including the differences in the level of advisory services required of passively managed funds compared to actively managed funds); the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the differences in regulatory, disclosure and governance requirements applicable to funds and the infrastructure and activities necessary to support such requirements; the establishment and maintenance of servicing relationships with various service providers for the funds; the differences in investment policies and strategies, investor profiles and account sizes; and other factors all may contribute to the variations in relative fee rates. Further, the Board considered the differences in risks the Adviser incurs, including entrepreneurial, legal and regulatory risks when sponsoring and managing funds compared to serving as adviser to other types of clients or sub-adviser to other funds. The Board concluded that the varying levels of fees were reasonable given the foregoing.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

    3. Profitability of the Adviser

 In considering the costs of services to be provided and profits to be realized by the Adviser from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser (as well as the Adviser and NFAL on a combined basis) attributable to servicing all applicable funds for 2025 and 2024; (c) certain profitability data of both the Adviser and NFAL on a combined basis derived from the type of fund in the aggregate (i.e., from the closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2025 and 2024; and (d) certain profitability data of both the Adviser and NFAL on a combined basis provided by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered estimated profitability data at the per fund level for the Adviser.

 In reviewing the profitability data, the Board Members recognized the subjective nature and difficulty in calculating profitability, particularly on a per fund level. The Board considered that the information is not audited and is based on cost allocation methodologies seeking to allocate various expenses throughout the complex and among the various advisory products. The Board Members considered the allocation methodology used to prepare the profitability data but considered that other valid and reasonable methodologies also could be used and could lead to significantly different profit and loss results.

 Further, the Board considered Nuveen’s estimated profitability (pre- and post-distribution margins and pre-tax) from its services to the funds compared to the profitability margins of certain peers. The Board Members, however, considered the inherent limitations of the comparative data given that profitability data is only available from peers which publish publicly available information and may be affected by numerous factors including, among other things, the types of funds a peer manages, its business mix, cost of capital, the assumptions and allocation methodology used in developing its profitability data, and fee waivers and expense reimbursements by the peer(s).

 Aside from the foregoing profitability data, the Board also considered the financial condition of TIAA. The Board Members considered certain financial data of TIAA as of December 31, 2025 and 2024. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility.

 In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D.  Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale as a fund and/or the complex grows larger. The Board considered the difficulty in measuring economies of scale with any precision but considered the various means the Adviser employs to help share the benefits of economies of scale with the respective funds and their shareholders.

The Board considered the Funds’ advisory fee structure. In addition to the management fee structures, the Board Members also considered the temporary and/or permanent expense caps applicable to a fund (if any) which can provide a protection from an increase in expenses if the assets of the applicable funds decline. In addition, the Board considered the Adviser’s and/or affiliates’ ongoing investments in their business, including investments in various technology initiatives from which the fund complex may benefit as well as ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

The Board further considered that the scope of services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

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E.  Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. These benefits include, among other things, fees paid to affiliates of the Adviser for services as noted below, the sharing of personnel and investment-related infrastructure with other clients of the Adviser and the use of certain funds as investment options for other products offered by the Adviser and/or its affiliates (such as life insurance separate account products, fund of funds or 529 education savings plans).

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2025 for serving as an underwriter on shelf offerings of existing closed-end Nuveen funds and reviewed the amounts paid for such services in 2025 and 2024. With respect to the TC Funds, the Board Members considered that the Adviser or its affiliates were reimbursed for certain costs of administrative services pursuant to an administrative agreement; however, such administrative agreement was being phased out over time.

In addition, the Board Members considered that the Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of its clients but such costs are reimbursed to the funds.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and non-profit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F.  Additional Fund-Specific Factors

For each Fund, set forth below are (i) additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above; and (ii) additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above.

Nuveen Equity Index Fund

Relative Net Performance

.The Board considered, among other things, the performance of the Fund for the one-, three- and five-year periods ended December 31, 2025 on an absolute basis and relative return basis compared to its Benchmark Index as well as its tracking error compared to its Benchmark Index as of December 31, 2025 and as of each month end for the 2025 calendar year. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered management’s assessment that the Fund had performed in line with expectations during the quarter and trailing one-year period ended December 31, 2025.

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Second Quartile	First Quartile
Net Total Expense Ratio	Second Quartile	First Quartile

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

Nuveen Large Cap Growth Index Fund

Relative Net Performance

.The Board considered, among other things, the performance of the Fund for the one-, three- and five-year periods ended December 31, 2025 on an absolute basis and relative return basis compared to its Benchmark Index as well as its tracking error compared to its Benchmark Index as of December 31, 2025 and as of each month end for the 2025 calendar year. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered management’s assessment that the Fund had performed in line with expectations during the quarter and trailing one-year period ended December 31, 2025.

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Second Quartile	Second Quartile
Net Total Expense Ratio	First Quartile	First Quartile

Nuveen Large Cap Value Index Fund

Relative Net Performance

.The Board considered, among other things, the performance of the Fund for the one-, three- and five-year periods ended December 31, 2025 on an absolute basis and relative return basis compared to its Benchmark Index as well as its tracking error compared to its Benchmark Index as of December 31, 2025 and as of each month end for the 2025 calendar year. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered management’s assessment that the Fund had performed in line with expectations during the quarter and trailing one-year period ended December 31, 2025.

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Second Quartile	First Quartile
Net Total Expense Ratio	Second Quartile	First Quartile

Nuveen Small Cap Blend Index Fund

Relative Net Performance

.The Board considered, among other things, the performance of the Fund for the one-, three- and five-year periods ended December 31, 2025 on an absolute basis and relative return basis compared to its Benchmark Index as well as its tracking error compared to its Benchmark Index as of December 31, 2025 and as of each month end for the 2025 calendar year. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered management’s assessment that the Fund had performed in line with expectations during the quarter and trailing one-year period ended December 31, 2025.

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Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	First Quartile	First Quartile
Net Total Expense Ratio	First Quartile	First Quartile

Nuveen S&P 500 Index Fund

Relative Net Performance

.The Board considered, among other things, the performance of the Fund for the one-, three- and five-year periods ended December 31, 2025 on an absolute basis and relative return basis compared to its Benchmark Index as well as its tracking error compared to its Benchmark Index as of December 31, 2025 and as of each month end for the 2025 calendar year. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered management’s assessment that the Fund had performed in line with expectations during the quarter and trailing one-year period ended December 31, 2025.

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Second Quartile	First Quartile
Net Total Expense Ratio	Second Quartile	First Quartile

Nuveen Emerging Markets Equity Index Fund

Relative Net Performance

.The Board considered, among other things, the performance of the Fund for the one-, three- and five-year periods ended December 31, 2025 on an absolute basis and relative return basis compared to its Benchmark Index as well as its tracking error compared to its Benchmark Index as of December 31, 2025 and as of each month end for the 2025 calendar year. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered management’s assessment that the Fund had performed in line with expectations during the quarter and trailing one-year period ended December 31, 2025.

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Second Quartile	Second Quartile
Net Total Expense Ratio	Second Quartile	Second Quartile

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

Nuveen International Equity Index Fund

Relative Net Performance

.The Board considered, among other things, the performance of the Fund for the one-, three- and five-year periods ended December 31, 2025 on an absolute basis and relative return basis compared to its Benchmark Index as well as its tracking error compared to its Benchmark Index as of December 31, 2025 and as of each month end for the 2025 calendar year. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered management’s assessment that the Fund had performed in line with expectations during the quarter and trailing one-year period ended December 31, 2025.

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	First Quartile	First Quartile
Net Total Expense Ratio	First Quartile	First Quartile

G.   Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

II. Subsequent Approvals of Advisory Agreements

The 1940 Act provides, in general terms, that an advisory and sub-advisory agreement may continue in effect for a period of more than two years only so long as the board, including a majority of the disinterested trustees, approves its continuance. During the annual review, management and the Board proposed to reset the annual review schedule for the advisory and sub-advisory agreements (as applicable) of the Nuveen funds to permit the agreements to continue for a one-year period until August 1st the following year as opposed to the existing May 1st annual deadline. In addition to the new review schedule, management also proposed the internal Restructuring pursuant to which TAL would be merged into NAM. In conjunction with the Restructuring, it was proposed that NFAL would become investment adviser to the TC Funds (including the Funds) and NAM would become sub-adviser to the TC Funds (including the Funds) as well as other existing funds currently sub-advised by TAL.

At its May Meeting, with respect to the Funds, the Board approved the New Advisory Agreements and New Sub-Advisory Agreements to continue through July 31, 2027. As part of its review of the foregoing arrangements, the Board, through independent legal counsel, requested and received information regarding, among other things, the Restructuring, its impact on the provision of services and the related New Advisory Agreements and New Sub-Advisory Agreements.

In their review, the Board Members considered that they had recently completed their annual review of the Advisory Agreements at the Meeting and many of the factors considered at the annual review were applicable to their evaluation of the approval of the New Advisory Agreements and New Sub-Advisory Agreements. Accordingly, in evaluating the respective advisory and sub-advisory agreements, the Board Members relied upon their knowledge and experience with the Adviser, NFAL and NAM and considered the information received and their evaluations and conclusions drawn at the annual review. The Board considered management’s representation that the information and materials provided in connection with the annual review of the Advisory Agreements at the Meeting remained unchanged in all material respects.

The Board Members also received materials which, among other things, outlined the Restructuring, any anticipated changes in the services provided to the Nuveen funds, any anticipated changes to the fees charged to the Funds under the current Advisory Agreements, any benefits to the Nuveen funds and NFAL as a result of the Restructuring, any material conflicts of interest that may arise for NFAL as a result of the Restructuring, the terms of the New Advisory Agreements and New Sub-Advisory Agreements and any costs associated with the Restructuring.

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In evaluating the services to be provided following the Restructuring, the Board considered that the Restructuring was not anticipated to result in (a) any changes to the services provided to the Funds; (b) any changes to the personnel who provide portfolio management services to the Funds; (c) any changes to the investment philosophy, strategies, process or guidelines of the Funds; (d) any changes to the investment, analyst, trading, operational, administrative, legal or compliance resources currently being used with respect to the Funds; (e) any adverse changes to the nature, level or quality of actual investment advisory and other services provided to the Funds under the current agreements; or (f) any changes to the fees charged to the Funds under the current agreements, including with respect to applicable fee waivers. The Board further considered that there were no anticipated changes to the senior leadership responsible for the overseeing and providing of advisory services to the Funds. The Board considered that TAL has provided administrative services to the Funds pursuant to separate administrative agreements; however, such administrative agreements were being phased out over a three-year period. NFAL will assume the responsibilities for the administrative services until the administrative service agreements are phased out and, thereafter, NFAL and/or its affiliates will continue to provide such services under the respective advisory agreements at no additional cost or under the administrative agreements without allocating expenses to the Funds. The Board considered that there is no anticipated change to the personnel providing services to the Funds as the compliance, operational and portfolio management teams of Nuveen were already consolidated in all material respects with respect to the management of the funds whether a fund was advised by TAL or NFAL. After consideration of the foregoing, the Board Members considered that there would be no diminution of the nature, quality or extent of services provided to the Funds.

The Board considered the terms of the New Advisory Agreements and New Sub-Advisory Agreements and the fees paid thereunder to NFAL and NAM, respectively. The Board considered that the fee rates would not change under the New Advisory Agreements and New Sub-Advisory Agreements and that NFAL would be responsible to pay NAM as the sub-adviser to the Funds under the respective New Sub-Advisory Agreement. The Funds would pay the same compensation rates to NFAL under the New Advisory Agreements as under the current Advisory Agreements with TAL.

In addition, the Board considered the various benefits that the funds may derive from the Restructuring, including from enhanced operational efficiencies and streamlined processes, and a simplified and more transparent advisory relationship pursuant to which the funds would work with a single advisory entity helping to make oversight and governance more efficient. The Board considered that NFAL and its affiliates may also benefit through more operational efficiencies and reduced redundancies and the consolidation of certain services and systems which may lead to cost savings. Other than the benefits noted, the Board considered that management does not believe there are any material conflicts of interest that may arise for Nuveen with respect to the funds as a result of the Restructuring. The Board considered that the costs of the Restructuring would be borne by Nuveen.

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each New Advisory Agreement and New Sub-Advisory Agreement were reasonable, that the fees of each of NFAL and NAM were reasonable in light of the services provided to each Fund and that each New Advisory Agreement and New Sub-Advisory Agreement be approved for a one-year period through July 31, 2027.

11

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF Funds

Date: July 2, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 2, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: July 2, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)